Brighthouse Funds Trust II
Schedule of Investments
March 31, 2025

Brighthouse Funds Trust II
Table of Contents

Glossary of Abbreviations	BHFTII-2
Schedule of Investments as of March 31, 2025
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-7
BlackRock Capital Appreciation Portfolio	BHFTII-55
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-57
Brighthouse Asset Allocation 20 Portfolio	BHFTII-60
Brighthouse Asset Allocation 40 Portfolio	BHFTII-63
Brighthouse Asset Allocation 60 Portfolio	BHFTII-66
Brighthouse Asset Allocation 80 Portfolio	BHFTII-69
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-72
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-75
Brighthouse/Wellington Balanced Portfolio	BHFTII-110
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-133
Frontier Mid Cap Growth Portfolio	BHFTII-136
Jennison Growth Portfolio	BHFTII-139
Loomis Sayles Small Cap Core Portfolio	BHFTII-142
Loomis Sayles Small Cap Growth Portfolio	BHFTII-147
MetLife Aggregate Bond Index Portfolio	BHFTII-150
MetLife Mid Cap Stock Index Portfolio	BHFTII-172
MetLife MSCI EAFE Index Portfolio	BHFTII-180
MetLife Russell 2000 Index Portfolio	BHFTII-190
MetLife Stock Index Portfolio	BHFTII-211
MFS® Total Return Portfolio	BHFTII-220
MFS® Value Portfolio	BHFTII-233
Neuberger Berman Genesis Portfolio	BHFTII-236
T. Rowe Price Large Cap Growth Portfolio	BHFTII-239
T. Rowe Price Small Cap Growth Portfolio	BHFTII-244
VanEck Global Natural Resources Portfolio	BHFTII-251
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-254
Western Asset Management U.S. Government Portfolio	BHFTII-278
Notes to the Schedule of Investments	BHFTII-287
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.
MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KZT)	— Kazakhstan Tenge
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NGN)	— Nigeria Naira
(NOK)	— Norwegian Krone
(PLN)	— Polish Zloty
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BUBOR)	— Budapest Interbank Offered Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(COP-IBR)	— Colombian Peso Overnight Interbank Rate
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)	— Johannnesberg Interbank Average Rate
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CDO)	— Collateralized Debt Obligation
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia — 1.7%
Rio Tinto PLC	384,686	$22,997,467
Brazil — 3.8%
MercadoLibre, Inc. (a)	25,409	49,569,656
Canada — 5.0%
Constellation Software, Inc.	8,184	25,918,151
Lumine Group, Inc. (a) (b)	461,964	13,001,315
Shopify, Inc. - Class A (a)	138,917	13,250,598
Stella-Jones, Inc.	143,753	6,816,792
TFI International, Inc.	87,856	6,802,346
		65,789,202
China — 9.5%
Kweichow Moutai Co. Ltd. - Class A	44,300	9,541,314
Meituan - Class B (a)	736,370	14,888,379
Midea Group Co. Ltd. - Class A	1,436,600	15,576,379
Ping An Insurance Group Co. of China Ltd. - Class H	1,424,500	8,499,016
Silergy Corp.	595,000	6,811,044
Tencent Holdings Ltd.	770,400	49,099,537
Tencent Music Entertainment Group (ADR) (b)	1,452,388	20,928,911
		125,344,580
Denmark — 5.9%
Ambu AS - Class B	342,051	5,866,577
Demant AS (a)	371,094	12,477,459
DSV AS (b)	147,824	28,614,138
Novo Nordisk AS - Class B	148,777	10,312,085
Novonesis (Novozymes) - B Shares	346,617	20,200,394
		77,470,653
Finland — 0.9%
Kone OYJ - Class B	205,429	11,366,578
France — 7.0%
Danone SA	356,414	27,311,372
Dassault Systemes SE	448,941	17,108,217
Edenred SE	603,103	19,679,327
LVMH Moet Hennessy Louis Vuitton SE	22,180	13,847,473
Nexans SA	69,585	6,852,328
Sartorius Stedim Biotech	36,320	7,223,270
		92,021,987
Germany — 8.8%
BioNTech SE (ADR) (a)	63,241	5,758,725
Deutsche Boerse AG	121,938	35,939,368
Rational AG	14,806	12,267,904
SAP SE	120,173	31,904,861
Scout24 SE	291,938	30,429,609
		116,300,467
Hong Kong — 1.4%
AIA Group Ltd.	2,368,600	17,904,748
India — 4.0%
HDFC Bank Ltd.	1,169,376	24,870,840
Security Description	Shares	Value
India — (Continued)
ICICI Lombard General Insurance Co. Ltd.	636,355	$13,252,654
Reliance Industries Ltd.	945,964	14,057,638
		52,181,132
Ireland — 1.9%
Kingspan Group PLC	303,446	24,540,891
Italy — 4.4%
FinecoBank Banca Fineco SpA	1,261,341	24,989,920
Ryanair Holdings PLC (ADR)	659,693	27,951,192
Technoprobe SpA (a) (b)	814,431	5,098,216
		58,039,328
Japan — 11.5%
FANUC Corp.	287,900	7,857,188
Keyence Corp.	27,700	10,872,452
Money Forward, Inc. (a) (b)	334,600	9,005,221
MonotaRO Co. Ltd. (b)	854,600	15,959,835
NIDEC Corp.	352,200	5,897,336
Nihon M&A Center Holdings, Inc. (b)	2,710,700	10,496,296
Nintendo Co. Ltd.	187,000	12,755,165
Olympus Corp. (b)	797,200	10,470,941
Recruit Holdings Co. Ltd.	217,200	11,283,613
Shimano, Inc.	75,100	10,541,076
SMC Corp. (b)	28,500	10,141,249
Sony Group Corp.	1,430,000	36,424,240
		151,704,612
Kazakhstan — 1.0%
Kaspi.KZ JSC (ADR)	142,538	13,234,653
Netherlands — 6.4%
Adyen NV (a)	14,089	21,535,062
ASML Holding NV	25,287	16,732,335
EXOR NV	134,991	12,283,304
IMCD NV	119,279	15,876,498
Topicus.com, Inc. (a)	174,461	17,116,951
		83,544,150
Panama — 0.7%
Copa Holdings SA - Class A	95,872	8,864,325
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 1.4%
Sea Ltd. (ADR) (a)	145,792	19,024,398
South Africa — 1.4%
Discovery Ltd. (b)	1,751,920	19,072,292
South Korea — 3.0%
Coupang, Inc. (a)	612,312	13,428,002
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—1.1%
Security Description	Shares/ Principal Amount*	Value
South Korea — (Continued)
Samsung Electronics Co. Ltd.	667,835	$26,447,424
		39,875,426
Spain — 1.7%
Amadeus IT Group SA	287,125	22,003,290
Sweden — 2.2%
Atlas Copco AB - B Shares	1,666,488	23,498,033
MIPS AB	126,469	4,869,303
		28,367,336
Switzerland — 1.1%
Cie Financiere Richemont SA - Class A	85,170	14,872,863
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,934,000	53,915,678
United Kingdom — 2.2%
B&M European Value Retail SA	1,873,075	6,315,795
Oxford Nanopore Technologies PLC (a) (b)	1,670,854	2,211,285
Unilever PLC	335,099	19,963,088
		28,490,168
United States — 8.4%
CRH PLC	351,655	30,642,855
Experian PLC	462,244	21,423,826
Monday.com Ltd. (a)	26,803	6,517,417
Nestle SA	192,011	19,417,590
Roche Holding AG	55,786	18,342,578
Spotify Technology SA (a)	25,016	13,759,551
		110,103,817
Total Common Stocks (Cost $1,075,522,445)		1,306,599,697

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investments—0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $7,933,181; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $8,091,271	7,932,465	7,932,465
Total Short-Term Investments (Cost $7,932,465)		7,932,465

Security Description	Shares/ Principal Amount*	Value

Time Deposit — 0.0%
DNB Bank ASA 4.290%, 04/01/25	131,249	$131,249

Repurchase Agreements — 0.2%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $172,491; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $176,124	172,470	172,470
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $26,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $26,666	26,143	26,143
		2,198,613

Mutual Funds — 0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	100,000	100,000
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	1,000,000	$1,000,000
		12,600,000
Total Securities Lending Reinvestments (Cost $14,929,862)		14,929,862
Total Investments—101.1% (Cost $1,098,384,772)		1,329,462,024
Other assets and liabilities (net)—(1.1)%		(14,513,851)
Net Assets—100.0%		$1,314,948,173

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $47,186,575 and the collateral received consisted of cash in the amount of
$14,929,862 and non-cash collateral with a value of $35,240,306. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Software	9.2
Semiconductors & Semiconductor Equipment	6.3
Interactive Media & Services	6.0
Broadline Retail	5.3
Entertainment	5.1
Machinery	4.9
Insurance	4.5
Financial Services	4.1
Household Durables	4.0
Banks	3.8
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$22,997,467	$—	$22,997,467
Brazil	49,569,656	—	—	49,569,656
Canada	65,789,202	—	—	65,789,202
China	20,928,911	104,415,669	—	125,344,580
Denmark	—	77,470,653	—	77,470,653
Finland	—	11,366,578	—	11,366,578
France	—	92,021,987	—	92,021,987
Germany	5,758,725	110,541,742	—	116,300,467
Hong Kong	—	17,904,748	—	17,904,748
India	—	52,181,132	—	52,181,132
Ireland	—	24,540,891	—	24,540,891
Italy	27,951,192	30,088,136	—	58,039,328
Japan	—	151,704,612	—	151,704,612
Kazakhstan	13,234,653	—	—	13,234,653
Netherlands	17,116,951	66,427,199	—	83,544,150
Panama	8,864,325	—	—	8,864,325
Russia	—	—	0	—
Singapore	19,024,398	—	—	19,024,398
South Africa	—	19,072,292	—	19,072,292
South Korea	13,428,002	26,447,424	—	39,875,426
Spain	—	22,003,290	—	22,003,290
Sweden	—	28,367,336	—	28,367,336
Switzerland	—	14,872,863	—	14,872,863
Taiwan	—	53,915,678	—	53,915,678
United Kingdom	—	28,490,168	—	28,490,168
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$20,276,968	$89,826,849	$—	$110,103,817
Total Common Stocks	261,942,983	1,044,656,714	0	1,306,599,697
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	7,932,465	—	7,932,465
Securities Lending Reinvestments
Time Deposit	—	131,249	—	131,249
Repurchase Agreements	—	2,198,613	—	2,198,613
Mutual Funds	12,600,000	—	—	12,600,000
Total Securities Lending Reinvestments	12,600,000	2,329,862	—	14,929,862
Total Investments	$274,542,983	$1,054,919,041	$0	$1,329,462,024
Collateral for Securities Loaned (Liability)	$—	$(14,929,862)	$—	$(14,929,862)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-6

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—59.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 35.9%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,706,597	$2,391,309
1.500%, 05/01/36	480,840	424,708
1.500%, 08/01/50	809,816	615,245
1.500%, 10/01/50	2,051,556	1,553,565
2.000%, 09/01/35	624,195	568,655
2.000%, 01/01/36	1,289,588	1,176,326
2.000%, 02/01/36	1,586,151	1,447,519
2.000%, 03/01/36	250,515	228,308
2.000%, 05/01/36	1,481,173	1,353,980
2.000%, 06/01/36	1,007,989	917,933
2.000%, 07/01/36	427,828	390,688
2.000%, 04/01/37	470,035	428,029
2.000%, 02/01/42	380,100	323,186
2.000%, 03/01/42	1,370,717	1,162,552
2.000%, 04/01/42	398,825	339,601
2.000%, 08/01/50	290,159	234,083
2.000%, 09/01/50	405,968	325,685
2.000%, 11/01/50	544,854	440,648
2.000%, 02/01/51	14,217,918	11,337,644
2.000%, 03/01/51	3,250,302	2,602,484
2.000%, 04/01/51	1,631,723	1,320,170
2.000%, 05/01/51	985,987	796,802
2.000%, 07/01/51	3,742,763	3,038,688
2.000%, 09/01/51	1,329,971	1,070,037
2.000%, 10/01/51	3,759,676	3,012,768
2.000%, 12/01/51	2,740,266	2,216,025
2.000%, 01/01/52	13,554,981	10,957,315
2.000%, 02/01/52	1,537,761	1,242,741
2.500%, 04/01/27	6,121	6,006
2.500%, 10/01/28	61,400	59,827
2.500%, 08/01/29	136,190	132,056
2.500%, 12/01/29	66,508	64,201
2.500%, 05/01/30	217,566	209,845
2.500%, 07/01/30	132,623	127,851
2.500%, 08/01/30	508,632	489,845
2.500%, 09/01/30	556,900	536,060
2.500%, 04/01/31	449,823	432,238
2.500%, 07/01/50	366,152	309,604
2.500%, 02/01/51	3,121,067	2,657,395
2.500%, 05/01/51	10,916,117	9,242,740
2.500%, 11/01/51	9,724,875	8,241,669
2.500%, 12/01/51	4,854,206	4,099,405
2.500%, 01/01/52	15,908,052	13,422,126
3.000%, 09/01/27	50,115	49,380
3.000%, 07/01/28	31,933	31,414
3.000%, 01/01/30	149,616	146,082
3.000%, 04/01/30	781,472	762,109
3.000%, 05/01/30	157,126	153,198
3.000%, 06/01/30	5,192	5,063
3.000%, 07/01/30	301,129	293,377
3.000%, 08/01/30	85,545	83,283
3.000%, 09/01/37	44,573	41,524
3.000%, 06/01/38	908,737	848,409
3.000%, 01/01/43	636,851	573,522
3.000%, 03/01/43	1,114,897	1,004,022
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 06/01/44	5,701,481	$5,128,944
3.000%, 12/01/46	684,581	610,367
3.000%, 02/01/47	483,953	433,489
3.000%, 08/01/50	4,144,600	3,655,812
3.000%, 09/01/50	1,813,617	1,616,568
3.000%, 07/01/51	374,900	329,023
3.000%, 10/01/51	521,085	456,230
3.000%, 02/01/52	275,522	242,888
3.000%, 03/01/52	7,964,518	7,020,526
3.000%, 08/01/52	14,325,815	12,573,770
3.500%, 01/01/34	375,630	365,035
3.500%, 05/01/35	1,358,909	1,312,492
3.500%, 04/01/42	763,370	712,472
3.500%, 05/01/42	23,869	22,278
3.500%, 08/01/42	622,329	580,828
3.500%, 10/01/42	29,477	27,513
3.500%, 06/01/43	114,742	107,088
3.500%, 01/01/44	207,512	193,669
3.500%, 05/01/44	37,191	34,712
3.500%, 06/01/44	96,680	88,560
3.500%, 07/01/44	39,930	37,209
3.500%, 09/01/44	91,970	85,623
3.500%, 09/01/45	63,708	58,831
3.500%, 03/01/46	2,182,936	2,034,660
3.500%, 09/01/46	501,345	461,676
3.500%, 03/01/47	567,814	522,922
3.500%, 10/01/47	531,195	493,939
3.500%, 12/01/47	621,608	578,011
3.500%, 01/01/48	3,153,152	2,903,629
3.500%, 06/01/48	850,696	782,723
3.500%, 08/01/50	262,110	239,038
4.000%, 08/01/40	78,242	75,353
4.000%, 09/01/40	91,778	88,503
4.000%, 10/01/40	54,127	52,218
4.000%, 11/01/40	177,054	170,592
4.000%, 04/01/41	4,379	4,219
4.000%, 10/01/41	158,151	152,249
4.000%, 09/01/43	149,981	143,823
4.000%, 04/01/44	336,847	321,307
4.000%, 07/01/44	61,119	58,823
4.000%, 01/01/45	212,250	203,898
4.000%, 02/01/45	79,306	75,859
4.000%, 09/01/45	395,358	378,596
4.000%, 12/01/45	2,697,219	2,558,358
4.000%, 07/01/47	1,047,592	992,408
4.000%, 04/01/48	2,155,021	2,026,325
4.000%, 06/01/48	948,696	899,807
4.000%, 05/01/49	99,146	93,462
4.000%, 03/01/50	2,001,785	1,889,367
4.000%, 06/01/50	1,140,117	1,074,028
4.000%, 07/01/50	805,178	758,378
4.000%, 06/01/52	336,649	317,081
4.500%, 02/01/39	320,134	316,623
4.500%, 08/01/39	228,631	224,711
4.500%, 12/01/39	71,414	70,608
BHFTII-7

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 07/01/40	25,504	$25,198
4.500%, 05/01/41	322,562	317,479
4.500%, 05/01/42	382,688	378,489
4.500%, 10/01/43	73,403	71,770
4.500%, 12/01/43	423,587	416,443
4.500%, 04/01/47	792,159	773,981
4.500%, 05/01/47	285,918	279,179
4.500%, 07/01/47	622,848	608,032
4.500%, 02/01/49	922,414	896,247
4.500%, 04/01/49	461,305	449,674
4.500%, 07/01/52	1,528,564	1,464,427
4.500%, 08/01/52	425,056	407,145
5.000%, 10/01/41	192,906	194,844
5.000%, 11/01/41	1,325,048	1,339,992
5.000%, 06/01/52	24,853	24,566
5.000%, 07/01/52	438,536	436,395
5.000%, 08/01/52	1,004,857	992,936
5.000%, 09/01/52	37,993	37,542
5.000%, 10/01/52	117,991	116,399
5.000%, 11/01/52	783,492	772,451
5.000%, 12/01/52	3,520,046	3,470,445
5.000%, 01/01/53	1,030,302	1,015,776
5.000%, 02/01/53	302,889	298,532
5.500%, 02/01/35	43,194	44,042
5.500%, 09/01/39	60,741	61,801
5.500%, 01/01/40	39,915	40,089
5.500%, 06/01/41	672,941	685,771
5.500%, 01/01/53	911,726	919,161
5.500%, 03/01/53	1,273,881	1,284,422
5.500%, 05/01/53	3,620,744	3,650,706
5.500%, 08/01/53	285,911	286,470
5.500%, 12/01/54	3,295,947	3,313,858
6.000%, 11/01/52	57,136	58,638
6.000%, 01/01/53	1,068,692	1,088,233
6.000%, 02/01/53	644,186	656,102
6.000%, 03/01/53	376,085	383,116
6.000%, 04/01/53	563,119	577,440
6.000%, 05/01/53	2,152,761	2,207,192
6.000%, 06/01/53	1,322,629	1,357,348
6.500%, 11/01/53	514,522	534,333
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.788%, 05/25/29 (a) (b)	5,887,598	140,495
5.028%, 10/25/31	341,000	347,231
Federal Home Loan Mortgage Corp. REMICS
5.690%, SOFR30A + 1.350%, 03/25/55 (b)	5,128,898	5,144,731
5.740%, SOFR30A + 1.400%, 03/25/55 (b)	19,058,535	19,158,022
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (c)	773,473	112,010
0.754%, 07/25/56 (144A) (a) (b)	883,244	101,767
3.904%, 05/25/57 (b)	157,225	64,227
Federal National Mortgage Association
1.500%, 12/01/35	135,864	119,937
1.500%, 03/01/36	296,199	262,174
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
1.500%, 05/01/36	490,624	$434,253
1.500%, 06/01/36	1,722,597	1,521,509
1.500%, 12/01/36	803,876	707,674
1.500%, 02/01/37	506,591	448,324
1.500%, 11/01/41 (d)	16,891,325	14,064,904
1.500%, 12/01/41	8,642,872	7,196,634
1.500%, 10/01/50	2,132,141	1,614,594
1.500%, 11/01/50	1,855,466	1,403,856
1.500%, 03/01/51	2,503,861	1,893,320
2.000%, 10/01/31	57,483	54,282
2.000%, 11/01/31	742,217	700,657
2.000%, 12/01/31	81,858	77,253
2.000%, 03/01/32	543,521	511,986
2.000%, 06/01/35	622,052	568,326
2.000%, 09/01/35	214,286	195,182
2.000%, 02/01/36	224,620	204,576
2.000%, 03/01/36	377,307	343,634
2.000%, 04/01/36	504,305	461,012
2.000%, 05/01/36	355,090	324,598
2.000%, 07/01/36	580,916	529,073
2.000%, 09/01/36	754,069	684,078
2.000%, 11/01/36	263,308	240,446
2.000%, 01/01/37	256,275	234,024
2.000%, 02/01/37	958,463	872,062
2.000%, 03/01/37	2,468,377	2,241,146
2.000%, 04/01/37	791,845	721,528
2.000%, 10/01/40	280,768	240,346
2.000%, 12/01/40	1,227,740	1,049,963
2.000%, 12/01/41	1,207,335	1,029,192
2.000%, 02/01/42	614,728	522,491
2.000%, 03/01/42	5,931,960	5,051,065
2.000%, 04/01/42	936,041	795,594
2.000%, 08/01/42	3,741,261	3,190,385
2.000%, 08/01/50	687,210	551,316
2.000%, 09/01/50	1,459,216	1,169,033
2.000%, 10/01/50	1,856,440	1,489,318
2.000%, 11/01/50	319,654	256,289
2.000%, 12/01/50	1,927,015	1,557,340
2.000%, 01/01/51	12,626,214	10,125,358
2.000%, 02/01/51	1,526,719	1,222,426
2.000%, 03/01/51	1,521,325	1,228,793
2.000%, 04/01/51	2,820,956	2,279,695
2.000%, 08/01/51	3,267,411	2,625,289
2.000%, 11/01/51	8,760,517	7,051,463
2.000%, 12/01/51	5,644,213	4,555,922
2.000%, 01/01/52	6,136,163	4,967,599
2.000%, 02/01/52	10,199,979	8,217,685
2.000%, 03/01/52	4,226,606	3,411,610
2.500%, 09/01/27	28,938	28,363
2.500%, 02/01/28	4,678	4,568
2.500%, 04/01/28	10,774	10,514
2.500%, 08/01/28	35,730	34,811
2.500%, 01/01/30	249,540	240,669
2.500%, 02/01/30	22,774	22,089
2.500%, 03/01/30	48,050	46,290
BHFTII-8

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 07/01/30	149,214	$143,670
2.500%, 08/01/30	516,810	497,636
2.500%, 09/01/30	354,478	340,646
2.500%, 11/01/30	643,105	617,845
2.500%, 03/01/31	21,538	21,030
2.500%, 06/01/31	211,868	202,940
2.500%, 07/01/31	112,278	107,519
2.500%, 08/01/31	15,168	14,521
2.500%, 10/01/31	990,899	948,387
2.500%, 11/01/31	625,045	598,094
2.500%, 02/01/32	29,881	28,589
2.500%, 03/01/32	115,802	110,378
2.500%, 08/01/32	690,849	661,548
2.500%, 02/01/33	1,152,120	1,109,492
2.500%, 07/01/50	7,808,827	6,608,848
2.500%, 08/01/50	4,954,590	4,190,132
2.500%, 11/01/50	1,938,948	1,653,149
2.500%, 09/01/51	4,954,078	4,171,577
2.500%, 11/01/51	7,672,805	6,447,622
2.500%, 01/01/52	15,865,546	13,408,194
2.500%, 02/01/52	3,001,556	2,541,755
3.000%, 04/01/28	27,352	26,831
3.000%, 05/01/28	34,173	33,505
3.000%, 10/01/28	66,678	65,287
3.000%, 11/01/28	438,555	429,419
3.000%, 12/01/28	96,506	94,358
3.000%, 01/01/29	59,638	58,343
3.000%, 04/01/29	221,043	214,714
3.000%, 05/01/29	334,382	325,219
3.000%, 08/01/29	355,917	346,189
3.000%, 10/01/29	91,589	89,374
3.000%, 03/01/30	219,961	214,570
3.000%, 04/01/30	181,142	176,663
3.000%, 05/01/30	291,500	284,085
3.000%, 07/01/30	225,952	219,583
3.000%, 08/01/30	925,010	899,807
3.000%, 09/01/30	250,863	244,056
3.000%, 08/01/31	841,200	814,577
3.000%, 09/01/31	124,419	120,955
3.000%, 03/01/32	230,123	222,164
3.000%, 10/01/36	35,812	33,440
3.000%, 11/01/36	376,440	352,631
3.000%, 12/01/36	630,843	590,700
3.000%, 03/01/43	3,680,251	3,302,477
3.000%, 04/01/43	2,108,092	1,895,983
3.000%, 05/01/43	1,086,110	976,832
3.000%, 06/01/43	34,639	31,067
3.000%, 06/01/46	23,374	20,757
3.000%, 08/01/46	26,603	23,846
3.000%, 11/01/46	1,254,489	1,115,034
3.000%, 02/01/47	309,939	275,486
3.000%, 03/01/47	1,269,645	1,126,840
3.000%, 03/01/50	439,800	389,735
3.000%, 08/01/50	1,750,226	1,539,537
3.000%, 11/01/51	2,147,577	1,886,158
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 12/01/51	948,901	$832,847
3.000%, 04/01/52	308,334	271,144
3.000%, 05/01/52	505,835	442,171
3.500%, 08/01/28	53,935	52,980
3.500%, 10/01/28	510,676	500,791
3.500%, 11/01/28	506,640	497,053
3.500%, 02/01/29	687,557	675,855
3.500%, 04/01/29	129,289	126,853
3.500%, 05/01/29	465,164	457,296
3.500%, 07/01/29	223,287	219,139
3.500%, 09/01/29	48,132	47,200
3.500%, 08/01/30	149,062	146,640
3.500%, 11/01/32	72,883	71,377
3.500%, 01/01/33	42,985	42,094
3.500%, 01/01/42	185,679	173,080
3.500%, 04/01/42	123,227	114,863
3.500%, 05/01/42	12,439	11,595
3.500%, 06/01/42	32,016	29,843
3.500%, 07/01/42	44,290	41,283
3.500%, 02/01/45	1,271,313	1,184,975
3.500%, 05/01/47	565,177	520,040
3.500%, 11/01/47	405,417	370,369
3.500%, 12/01/47	406,049	370,915
3.500%, 01/01/48	1,182,552	1,087,120
3.500%, 02/01/48	185,599	169,522
3.500%, 03/01/48	1,035,959	946,058
3.500%, 04/01/48	676,475	627,821
3.500%, 06/01/49	6,908,969	6,312,232
3.500%, 01/01/51	6,924,927	6,291,109
4.000%, 08/01/33	256,401	250,823
4.000%, 10/01/33	1,679,219	1,664,638
4.000%, 01/01/41	71,474	68,572
4.000%, 01/01/42	351,131	337,665
4.000%, 02/01/42	685,620	658,827
4.000%, 05/01/42	116,735	112,112
4.000%, 11/01/46	116,233	109,947
4.000%, 06/01/47	409,820	388,572
4.000%, 08/01/47	272,076	256,912
4.000%, 09/01/47	23,271	21,964
4.000%, 10/01/47	183,256	172,890
4.000%, 01/01/48	182,161	171,744
4.000%, 04/01/48	41,346	38,967
4.000%, 05/01/48	49,368	46,568
4.000%, 06/01/48	34,702	32,691
4.000%, 07/01/48	34,275	32,288
4.000%, 08/01/48	547,945	518,487
4.000%, 09/01/48	225,792	212,702
4.000%, 10/01/48	98,825	93,126
4.000%, 09/01/49	915,505	860,863
4.000%, 03/01/50	387,201	364,102
4.000%, 04/01/50	202,275	189,768
4.000%, 05/01/50	367,316	345,964
4.000%, 06/01/50	502,028	472,404
4.000%, 11/01/50	42,058	39,465
4.000%, 01/01/51	2,745,939	2,592,353
BHFTII-9

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 03/01/51	2,178,552	$2,051,910
4.000%, 04/01/52	473,171	445,656
4.000%, 05/01/52	2,889,987	2,722,007
4.500%, 07/01/25	623	621
4.500%, 06/01/26	10,327	10,304
4.500%, 08/01/39	320,805	316,883
4.500%, 11/01/39	288,620	285,003
4.500%, 01/01/40	11,497	11,356
4.500%, 04/01/40	21,277	21,001
4.500%, 05/01/40	55,437	54,737
4.500%, 06/01/40	55,823	55,078
4.500%, 07/01/40	113,620	112,172
4.500%, 11/01/40	234,724	231,418
4.500%, 07/01/41	48,021	47,335
4.500%, 09/01/41	211,320	208,366
4.500%, 10/01/41	60,246	59,360
4.500%, 01/01/42	46,198	45,581
4.500%, 08/01/42	283,452	279,489
4.500%, 09/01/43	221,841	216,218
4.500%, 10/01/43	468,238	456,371
4.500%, 11/01/43	1,071,085	1,043,940
4.500%, 12/01/43	495,265	484,919
4.500%, 01/01/44	375,015	367,252
4.500%, 06/01/44	1,527,564	1,495,650
4.500%, 07/01/45	454,062	443,825
4.500%, 09/01/45	224,852	220,154
4.500%, 11/01/45	844,096	826,329
4.500%, 12/01/45	305,163	298,788
4.500%, 07/01/46	1,440,479	1,412,166
4.500%, 09/01/46	243,627	239,062
4.500%, 09/01/47	26,651	25,978
4.500%, 10/01/47	180,289	175,111
4.500%, 11/01/47	920,683	896,882
4.500%, 12/01/47	35,413	34,504
4.500%, 01/01/48	893,933	870,820
4.500%, 02/01/48	49,153	47,892
4.500%, 03/01/48	94,922	92,486
4.500%, 04/01/48	491,827	482,586
4.500%, 05/01/48	4,406,996	4,305,211
4.500%, 07/01/48	70,811	68,962
4.500%, 08/01/48	890,399	868,641
4.500%, 11/01/48	559,000	544,318
4.500%, 02/01/49	4,859,199	4,763,656
4.500%, 05/01/49	4,478,361	4,383,379
4.500%, 07/01/52	233,068	223,318
5.000%, 11/01/32	1,255	1,268
5.000%, 09/01/35	54,990	55,295
5.000%, 06/01/39	2,370,140	2,383,352
5.000%, 04/01/41	4,762	4,706
5.000%, 07/01/41	82,260	82,947
5.000%, 08/01/41	71,221	71,846
5.000%, 01/01/42	40,955	41,306
5.000%, 07/01/52	919,969	913,687
5.000%, 12/01/52	401,134	394,763
5.000%, 01/01/53	3,311,292	3,256,224
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 11/01/32	252,327	$256,417
5.500%, 12/01/32	42,135	43,387
5.500%, 01/01/33	158,975	161,975
5.500%, 12/01/33	59,647	60,652
5.500%, 05/01/34	509,116	518,996
5.500%, 08/01/37	539,572	549,358
5.500%, 02/01/38	121,890	124,108
5.500%, 03/01/38	57,142	58,158
5.500%, 06/01/38	39,457	39,996
5.500%, 12/01/38	69,298	70,179
5.500%, 01/01/39	114,096	115,986
5.500%, 08/01/39	78,210	79,666
5.500%, 12/01/39	150,900	153,340
5.500%, 04/01/40	10,567	10,739
5.500%, 04/01/41	89,383	90,830
5.500%, 01/01/53	868,979	873,138
5.500%, 05/01/53	4,495,069	4,531,602
5.500%, 06/01/53	1,267,469	1,277,957
5.810%, 06/01/31	796,000	833,984
6.000%, 02/01/34	59,574	61,681
6.000%, 08/01/34	44,262	45,765
6.000%, 04/01/35	693,766	715,700
6.000%, 06/01/36	85,921	89,367
6.000%, 02/01/38	129,438	134,985
6.000%, 03/01/38	58,173	60,662
6.000%, 05/01/38	155,842	162,515
6.000%, 10/01/38	185,366	193,164
6.000%, 12/01/38	61,430	64,059
6.000%, 04/01/40	593,987	619,336
6.000%, 09/01/40	69,977	72,971
6.000%, 06/01/41	153,141	159,684
6.000%, 11/01/52	66,066	67,618
6.000%, 01/01/53	1,457,475	1,484,274
6.000%, 04/01/53	388,335	398,529
6.000%, 05/01/53	1,934,914	1,985,705
6.000%, 07/01/53	2,073,208	2,127,630
6.000%, 08/01/53	4,115,685	4,199,325
6.500%, 05/01/40	855,862	890,110
6.500%, 08/01/53	1,627,826	1,696,254
6.500%, 09/01/53	476,901	497,755
6.500%, 10/01/53	1,301,272	1,355,972
6.500%, 02/01/54	2,911,981	3,016,608
6.500%, 06/01/54	3,373,593	3,486,719
6.500%, 08/01/54	2,211,130	2,294,744
Federal National Mortgage Association REMICS
5.640%, SOFR30A + 1.300%, 03/25/55 (b)	21,561,990	22,183,557
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (a)	24,858,590	69,733
4.236%, 08/25/50 (144A) (b)	304,000	295,600
Government National Mortgage Association
2.000%, 08/20/50	6,184,931	5,060,774
2.000%, 11/20/50	791,698	647,801
2.000%, 01/20/51	9,217,061	7,541,792
2.000%, 02/20/51	689,947	564,723
2.500%, 04/20/51	5,328,685	4,549,184
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.500%, 10/20/51	3,169,861	$2,705,023
2.500%, 12/20/51	2,160,306	1,843,512
2.500%, 05/20/52	4,446,038	3,794,058
2.500%, 06/20/52	3,455,416	2,948,703
2.500%, 07/20/52	2,323,693	1,982,940
2.500%, 12/20/52	392,576	335,007
2.500%, 01/20/53	1,631,064	1,391,880
3.000%, 12/20/44	32,730	29,481
3.000%, 02/15/45	381,897	347,909
3.000%, 09/20/47	661,035	592,383
3.000%, 03/20/49	15,877	14,223
3.000%, 05/20/50	260,580	231,650
3.000%, 01/20/51	18,444,596	16,395,001
3.500%, 01/15/42	101,550	95,470
3.500%, 02/15/42	42,146	39,675
3.500%, 04/15/42	135,046	127,154
3.500%, 05/15/42	140,387	132,156
3.500%, 08/15/42	152,867	143,696
3.500%, 11/15/42	51,587	48,383
3.500%, 12/15/42	466,754	439,016
3.500%, 01/15/43	127,115	119,577
3.500%, 02/15/43	255,771	239,935
3.500%, 03/15/43	201,196	188,699
3.500%, 04/15/43	628,345	589,601
3.500%, 04/20/43	603,051	562,468
3.500%, 05/15/43	836,702	784,942
3.500%, 05/20/43	329,822	307,626
3.500%, 06/15/43	269,472	252,770
3.500%, 07/15/43	637,464	599,846
3.500%, 07/20/43	25,632	23,907
3.500%, 02/20/44	643,456	599,744
3.500%, 03/20/45	23,074	21,449
3.500%, 04/20/45	34,400	31,967
3.500%, 05/20/45	140,712	130,737
3.500%, 07/20/45	25,258	23,402
3.500%, 08/20/45	34,143	31,700
3.500%, 10/20/45	64,680	60,018
3.500%, 11/20/45	23,994	22,258
3.500%, 12/20/45	358,440	332,442
3.500%, 01/20/46	72,522	67,238
3.500%, 05/20/46	296,760	274,910
3.500%, 09/20/46	113,287	104,863
3.500%, 10/20/46	729,180	674,479
3.500%, 03/20/48	27,511	25,366
3.500%, 04/20/48	11,301	10,432
4.000%, 04/20/39	11,981	11,520
4.000%, 07/20/39	91,041	87,447
4.000%, 09/20/40	23,306	22,375
4.000%, 10/20/40	270,439	259,645
4.000%, 11/20/40	151,448	145,403
4.000%, 12/20/40	578,449	555,362
4.000%, 01/20/41	515,018	494,462
4.000%, 02/20/41	9,082	8,719
4.000%, 03/15/41	213,695	205,002
4.000%, 12/15/41	20,773	19,928
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 07/20/43	55,677	$53,300
4.000%, 08/20/44	213,573	203,268
4.000%, 10/20/46	29,699	27,920
4.000%, 05/20/47	137,810	129,922
4.000%, 06/20/47	352,830	334,664
4.000%, 11/20/47	405,660	383,938
4.000%, 12/20/47	199,648	188,678
4.000%, 05/20/50	400,673	377,355
4.000%, 12/20/52	4,347,417	4,073,020
4.500%, 12/20/39	20,933	20,618
4.500%, 01/20/40	25,316	24,930
4.500%, 02/20/40	20,879	20,561
4.500%, 05/20/40	1,310	1,289
4.500%, 02/15/42	2,596,655	2,546,974
4.500%, 03/15/47	61,408	59,841
4.500%, 04/15/47	131,693	128,363
4.500%, 05/15/47	48,560	47,517
4.500%, 09/20/48	204,015	198,472
4.500%, 03/20/49	818,372	795,673
4.500%, 04/20/49	177,892	172,958
4.500%, 05/20/49	687,656	667,394
4.500%, 04/20/50	19,837	19,277
5.000%, 10/20/33	218,970	219,429
5.000%, 12/15/38	80,617	81,693
5.000%, 07/15/39	137,447	139,411
5.000%, 10/15/39	104,093	103,895
5.000%, 10/20/39	75,283	76,581
5.000%, 09/15/40	5,837	5,824
5.000%, 12/15/40	273,230	277,129
5.000%, 07/20/42	109,939	111,022
5.500%, 04/15/33	6,802	6,927
Government National Mortgage Association REMICS
3.000%, 08/20/50 (a)	1,389,395	238,067
3.000%, 02/20/51 (a)	1,191,774	205,679
3.000%, 05/20/51 (a)	4,097,506	696,161
3.000%, 08/20/51 (a)	1,192,651	201,663
Government National Mortgage Association, TBA
2.000%, TBA (e)	11,358,000	9,287,466
2.500%, TBA (e)	5,529,000	4,715,364
3.000%, TBA (e)	1,118,000	990,129
3.500%, TBA (e)	8,387,000	7,655,254
4.000%, TBA (e)	3,060,000	2,864,301
4.500%, TBA (e)	7,437,000	7,134,872
5.000%, TBA (e)	13,704,000	13,478,460
5.500%, TBA (e)	15,476,000	15,507,806
6.000%, TBA (e)	10,146,000	10,297,085
6.500%, TBA (e)	5,669,000	5,803,060
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (b)	1,272,562	1,258,764
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (e)	1,389,400	1,424,762
3.500%, TBA (e)	2,685,000	2,310,918
4.000%, TBA (e)	2,391,000	2,202,885
5.000%, TBA (e)	34,364,000	33,678,454
5.500%, TBA (e)	105,747,000	105,606,430
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
6.000%, TBA (e)	103,103,000	$104,715,735
		906,155,774
U.S. Treasury — 23.3%
U.S. Treasury Bonds
1.125%, 05/15/40	9,628,000	6,092,343
1.125%, 08/15/40	9,628,000	6,033,672
1.375%, 11/15/40	9,628,000	6,256,696
1.375%, 08/15/50	2,681,000	1,366,158
1.625%, 11/15/50	3,942,300	2,145,936
1.875%, 02/15/41	1,431,600	1,004,357
1.875%, 11/15/51	6,549,100	3,767,012
2.000%, 08/15/51	2,681,000	1,596,661
2.250%, 08/15/49	7,927,000	5,113,534
2.375%, 05/15/51	5,888,700	3,850,888
2.500%, 02/15/45 (f)	17,887,000	12,896,108
2.750%, 11/15/47 (f) (g)	17,887,000	13,047,728
2.875%, 05/15/49	2,681,000	1,976,085
3.000%, 05/15/47	6,579,700	5,055,060
3.000%, 02/15/48	12,026,300	9,167,235
3.000%, 02/15/49	12,024,800	9,093,285
3.000%, 08/15/52	14,868,800	11,072,029
3.125%, 02/15/43	3,443,000	2,825,815
3.125%, 08/15/44	6,418,100	5,176,599
3.125%, 05/15/48	2,681,000	2,086,886
3.625%, 08/15/43	9,487,000	8,339,666
3.625%, 02/15/53	6,526,000	5,496,371
3.625%, 05/15/53	7,906,500	6,659,991
3.750%, 11/15/43	9,487,000	8,470,112
3.875%, 02/15/43	3,561,500	3,259,607
4.125%, 08/15/44	3,582,800	3,356,636
4.125%, 08/15/53	1,956,200	1,802,608
4.250%, 05/15/39	898,000	884,600
4.250%, 08/15/54	852,000	804,208
4.375%, 11/15/39	898,000	893,475
4.375%, 05/15/41	1,862,500	1,836,163
4.500%, 08/15/39	9,665,200	9,762,230
4.625%, 11/15/44	4,210,000	4,215,262
4.625%, 02/15/55	7,816,000	7,868,514
4.750%, 02/15/41	745,500	768,447
4.750%, 11/15/53 (f)	12,928,400	13,214,744
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	5,796,131
0.500%, 05/31/27	13,670,000	12,713,100
0.500%, 08/31/27	17,436,300	16,083,625
0.625%, 07/31/26	14,128,300	13,517,913
0.750%, 05/31/26	10,986,000	10,579,175
1.125%, 08/31/28	5,030,000	4,587,124
1.250%, 03/31/28	3,772,200	3,493,558
1.250%, 05/31/28	14,508,000	13,375,129
1.250%, 09/30/28	14,441,000	13,194,336
1.500%, 02/15/30	4,871,000	4,345,274
2.375%, 05/15/27	13,530,500	13,110,314
2.375%, 03/31/29	3,772,300	3,557,603
2.750%, 08/15/32 (g)	22,425,000	20,503,108
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
2.875%, 04/30/29	7,545,000	$7,248,800
2.875%, 05/15/32	1,552,500	1,436,305
3.125%, 08/31/29	13,516,000	13,075,146
3.250%, 06/30/29	11,482,600	11,177,593
3.500%, 01/31/30	8,144,900	7,983,911
3.625%, 05/31/28	19,772,100	19,609,907
3.625%, 09/30/31	11,385,000	11,101,709
3.750%, 08/31/26	13,985,500	13,942,888
3.750%, 12/31/28	17,354,000	17,251,638
3.750%, 05/31/30	9,307,000	9,208,477
3.875%, 11/30/27	6,100,000	6,097,379
4.000%, 01/15/27	10,412,300	10,423,282
4.000%, 02/15/34	8,864,000	8,743,505
4.250%, 03/15/27	10,412,300	10,477,784
4.250%, 06/30/31	12,978,100	13,121,569
4.375%, 12/15/26	7,323,200	7,374,691
4.375%, 11/30/28	13,883,000	14,098,837
4.500%, 07/15/26	12,977,300	13,058,915
4.500%, 12/31/31	11,015,400	11,292,076
4.625%, 03/15/26	14,800,000	14,875,850
4.625%, 02/15/35	23,481,000	24,258,808
4.875%, 04/30/26	5,030,000	5,073,030
4.875%, 10/31/30	14,030,900	14,635,983
		587,681,194
Total U.S. Treasury & Government Agencies (Cost $1,584,012,732)		1,493,836,968

Corporate Bonds & Notes—23.6%
Aerospace/Defense — 0.2%
Boeing Co.
7.008%, 05/01/64	952,000	1,031,579
L3Harris Technologies, Inc.
5.250%, 06/01/31	427,000	434,876
Northrop Grumman Corp.
4.030%, 10/15/47	650,000	519,107
4.950%, 03/15/53 (h)	1,254,000	1,131,382
5.200%, 06/01/54	745,000	697,774
RTX Corp.
6.700%, 08/01/28	360,000	383,115
7.000%, 11/01/28	740,000	794,579
		4,992,412
Agriculture — 0.6%
Altria Group, Inc.
3.400%, 02/04/41	2,592,000	1,900,927
3.875%, 09/16/46	316,000	231,487
4.250%, 08/09/42	1,132,000	907,273
4.450%, 05/06/50	485,000	380,293
6.200%, 02/14/59	219,000	219,387
BAT Capital Corp.
3.734%, 09/25/40	343,000	265,347
4.540%, 08/15/47	1,604,000	1,281,270
4.758%, 09/06/49	2,009,000	1,634,737
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture—(Continued)
BAT Capital Corp.
5.282%, 04/02/50	385,000	$338,307
5.650%, 03/16/52	1,871,000	1,722,348
7.079%, 08/02/43	3,137,000	3,426,694
7.081%, 08/02/53	3,075,000	3,381,551
		15,689,621
Airlines — 0.1%
ABRA Global Finance
14.000%, 8.000% PIK, 10/22/29 (144A) (i)	318,814	303,830
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	3,638	3,564
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	175,000	169,543
Azul Secured Finance LLP
4.358%, 10.750% PIK, 01/28/30 (144A) (i)	148,019	165,039
11.930%, 08/28/28	401,433	351,254
Gol Finance SA
14.824%, 1M TSFR + 10.500%, 04/29/25 (144A) (b)	144,942	149,290
Latam Airlines Group SA
7.875%, 04/15/30 (144A)	95,000	94,181
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/27 (144A)	687,208	690,170
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	145,502	131,371
3.650%, 08/15/31	383,424	340,846
4.100%, 10/01/29	12,874	11,998
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	370,706	358,764
		2,769,850
Apparel — 0.0%
William Carter Co.
5.625%, 03/15/27 (144A)	21,000	20,854
Auto Manufacturers — 0.1%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A) (h)	217,000	196,206
General Motors Financial Co., Inc.
5.400%, 04/06/26	316,000	317,320
6.100%, 01/07/34	1,303,000	1,308,289
		1,821,815
Auto Parts & Equipment — 0.0%
Tenneco, Inc.
8.000%, 11/17/28 (144A)	410,000	391,035
Banks — 4.8%
Associated Banc-Corp.
6.455%, SOFR + 3.030%, 08/29/30 (b)	172,000	174,042
Bancolombia SA
8.625%, 5Y H15 + 4.320%, 12/24/34 (b)	200,000	211,394
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	238,000	204,658
1.922%, SOFR + 1.370%, 10/24/31 (b)	469,000	401,311
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
2.496%, 3M TSFR + 1.252%, 02/13/31 (b)	141,000	$126,576
2.831%, SOFR + 1.880%, 10/24/51 (b)	255,000	159,043
2.972%, SOFR + 1.330%, 02/04/33 (b)	887,000	777,713
2.972%, SOFR + 1.560%, 07/21/52 (b) (h)	2,187,000	1,402,056
3.593%, 3M TSFR + 1.632%, 07/21/28 (b)	5,061,000	4,952,634
3.974%, 3M TSFR + 1.472%, 02/07/30 (b)	575,000	559,499
4.078%, 3M TSFR + 1.582%, 04/23/40 (b)	1,143,000	988,444
4.330%, 3M TSFR + 1.782%, 03/15/50 (b)	910,000	750,230
4.571%, SOFR + 1.830%, 04/27/33 (b)	3,291,000	3,180,220
4.875%, 04/01/44	272,000	249,779
5.511%, SOFR + 1.310%, 01/24/36 (b)	1,164,000	1,184,631
Citigroup, Inc.
3.057%, SOFR + 1.351%, 01/25/33 (b)	834,000	731,166
3.520%, 3M TSFR + 1.413%, 10/27/28 (b)	1,702,000	1,654,248
3.785%, SOFR + 1.939%, 03/17/33 (b)	2,891,000	2,644,417
4.786%, SOFR + 0.870%, 03/04/29 (b)	2,766,000	2,772,018
5.333%, SOFR + 1.465%, 03/27/36 (b)	807,000	804,065
5.449%, SOFR + 1.447%, 06/11/35 (b)	2,717,000	2,732,329
5.612%, SOFR + 1.746%, 03/04/56 (b)	880,000	859,571
FNB Corp.
5.722%, SOFR + 1.930%, 12/11/30 (b)	1,328,000	1,326,634
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (b)	375,000	359,697
1.992%, SOFR + 1.090%, 01/27/32 (b)	2,749,000	2,327,776
2.640%, SOFR + 1.114%, 02/24/28 (b)	136,000	131,270
2.650%, SOFR + 1.264%, 10/21/32 (b)	5,942,000	5,135,439
2.908%, SOFR + 1.472%, 07/21/42 (b)	1,096,000	774,167
5.016%, SOFR + 1.420%, 10/23/35 (b)	830,000	807,053
5.049%, SOFR + 1.210%, 07/23/30 (b)	687,000	692,694
5.330%, SOFR + 1.550%, 07/23/35 (b)	6,255,000	6,223,811
5.561%, SOFR + 1.580%, 11/19/45 (b)	328,000	319,605
5.734%, SOFR + 1.696%, 01/28/56 (b)	130,000	129,480
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b)	2,937,000	2,498,486
2.069%, SOFR + 1.015%, 06/01/29 (b)	545,000	504,601
2.522%, SOFR + 2.040%, 04/22/31 (b)	3,196,000	2,867,834
2.545%, SOFR + 1.180%, 11/08/32 (b) (h)	3,656,000	3,161,933
2.963%, SOFR + 1.260%, 01/25/33 (b)	3,604,000	3,181,404
3.109%, SOFR + 2.440%, 04/22/51 (b)	1,375,000	915,488
3.328%, SOFR + 1.580%, 04/22/52 (b) (h)	948,000	658,524
4.203%, 3M TSFR + 1.522%, 07/23/29 (b)	591,000	583,122
4.505%, SOFR + 0.860%, 10/22/28 (b)	8,311,000	8,302,616
4.603%, SOFR + 1.040%, 10/22/30 (b)	4,183,000	4,155,361
4.995%, SOFR + 1.125%, 07/22/30 (b)	7,155,000	7,219,762
5.012%, SOFR + 1.310%, 01/23/30 (b)	243,000	245,699
5.140%, SOFR + 0.900%, 01/24/31 (b)	726,000	737,322
5.294%, SOFR + 1.460%, 07/22/35 (b)	161,000	161,644
5.299%, SOFR + 1.450%, 07/24/29 (b)	865,000	882,645
5.502%, SOFR + 1.315%, 01/24/36 (b)	1,326,000	1,354,563
5.571%, SOFR + 0.930%, 04/22/28 (b)	462,000	471,233
5.581%, SOFR + 1.160%, 04/22/30 (b)	1,143,000	1,178,957
5.766%, SOFR + 1.490%, 04/22/35 (b)	1,348,000	1,400,985
KeyBank NA
3.900%, 04/13/29	394,000	378,308
5.000%, 01/26/33	2,160,000	2,103,585
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
M&T Bank Corp.
5.385%, SOFR + 1.610%, 01/16/36 (b) (h)	1,777,000	$1,742,767
Morgan Stanley
2.239%, SOFR + 1.178%, 07/21/32 (b)	4,398,000	3,744,698
2.511%, SOFR + 1.200%, 10/20/32 (b)	2,132,000	1,829,961
2.943%, SOFR + 1.290%, 01/21/33 (b)	1,893,000	1,660,432
3.772%, 3M TSFR + 1.402%, 01/24/29 (b)	3,364,000	3,290,427
5.042%, SOFR + 1.215%, 07/19/30 (b)	5,959,000	6,008,792
5.164%, SOFR + 1.590%, 04/20/29 (b)	1,852,000	1,877,105
5.587%, SOFR + 1.418%, 01/18/36 (b)	3,255,000	3,324,225
5.656%, SOFR + 1.260%, 04/18/30 (b)	3,287,000	3,388,757
6.296%, SOFR + 2.240%, 10/18/28 (b)	75,000	77,996
Wells Fargo & Co.
3.900%, 05/01/45	171,000	134,735
4.611%, SOFR + 2.130%, 04/25/53 (b)	914,000	775,541
5.013%, 3M TSFR + 4.502%, 04/04/51 (b)	1,052,000	946,898
5.211%, SOFR + 1.380%, 12/03/35 (b) (h)	2,646,000	2,627,743
Zions Bancorp NA
6.816%, SOFR + 2.830%, 11/19/35 (b)	1,278,000	1,303,860
		121,445,679
Beverages — 0.0%
Coca-Cola Co.
2.500%, 03/15/51	137,000	81,894
Biotechnology — 0.1%
Amgen, Inc.
4.400%, 02/22/62	904,000	710,592
5.750%, 03/02/63	1,331,000	1,297,070
		2,007,662
Chemicals — 0.0%
Ecolab, Inc.
2.125%, 08/15/50	243,000	132,133
OCP SA
6.750%, 05/02/34 (144A)	200,000	205,352
Olympus Water U.S. Holding Corp.
9.750%, 11/15/28 (144A)	203,000	210,758
		548,243
Commercial Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.750%, 07/15/27 (144A) (h)	127,000	127,405
DP World Salaam
6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	200,000	199,989
OT Midco Ltd.
10.000%, 02/15/30 (144A) (h)	346,000	297,891
		625,285
Computers — 0.3%
Dell International LLC/EMC Corp.
3.375%, 12/15/41	168,000	124,084
3.450%, 12/15/51	192,000	129,758
Gartner, Inc.
3.625%, 06/15/29 (144A)	1,305,000	1,228,857
4.500%, 07/01/28 (144A)	6,313,000	6,189,533
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 (h)	323,000	$329,127
6.350%, 10/15/45	249,000	255,594
		8,256,953
Diversified Financial Services — 0.9%
Acropolis Trade & Investments Ltd.
11.035%, 04/02/28 †	2,656,000	2,656,000
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,750,000	2,802,502
Capital One Financial Corp.
6.183%, SOFR + 2.036%, 01/30/36 (b)	126,000	125,709
OneMain Finance Corp.
7.125%, 11/15/31	10,000	10,059
Synchrony Financial
2.875%, 10/28/31 (h)	3,522,000	2,978,524
3.950%, 12/01/27	191,000	186,235
5.150%, 03/19/29	1,339,000	1,332,777
5.450%, SOFR + 1.680%, 03/06/31 (b)	3,462,000	3,437,190
5.935%, SOFR + 2.130%, 08/02/30 (b) (h)	2,633,000	2,670,043
7.250%, 02/02/33	4,977,000	5,123,323
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A)	5,000	4,821
UWM Holdings LLC
6.625%, 02/01/30 (144A)	196,000	194,399
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (i)	311,792	313,819
		21,835,401
Electric — 3.2%
AEP Texas, Inc.
3.450%, 05/15/51	1,070,000	722,944
4.150%, 05/01/49	172,000	131,137
5.400%, 06/01/33	163,000	164,009
AEP Transmission Co. LLC
3.150%, 09/15/49	1,126,000	754,017
3.750%, 12/01/47	176,000	133,234
4.250%, 09/15/48	169,000	138,165
AES Andes SA
8.150%, 5Y H15 + 3.835%, 06/10/55 (144A) (b)	285,000	294,365
AES Panama Generation Holdings SRL
4.375%, 05/31/30	189,633	169,248
Alabama Power Co.
3.750%, 03/01/45	575,000	445,937
Baltimore Gas & Electric Co.
3.200%, 09/15/49	192,000	128,062
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	520,000	516,347
7.000%, 5Y H15 + 2.511%, 06/01/54 (b)	1,169,000	1,228,683
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,643,000	1,109,046
3.450%, 04/15/51	385,000	269,178
3.700%, 12/01/47	1,066,000	799,268
3.950%, 03/15/48	344,000	266,574
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp.
3.950%, 08/15/47	681,000	$511,127
5.000%, 08/15/52	108,000	94,215
5.800%, 06/15/54	975,000	953,983
Duke Energy Florida LLC
3.000%, 12/15/51	1,771,000	1,124,682
Duke Energy Progress LLC
2.500%, 08/15/50	2,065,000	1,208,203
4.000%, 04/01/52	379,000	290,718
5.350%, 03/15/53	391,000	372,141
5.550%, 03/15/55	469,000	458,759
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	238,000	215,018
5.250%, 11/15/28	722,000	711,912
5.750%, 06/15/27	1,523,000	1,537,908
6.250%, 03/15/30	370,000	374,731
Eesti Energia AS
7.875%, 5Y EUR Swap + 5.165%, 07/15/29 (EUR) (b)	200,000	228,500
FirstEnergy Corp.
3.400%, 03/01/50	3,216,000	2,184,135
3.900%, 07/15/27	3,919,000	3,853,453
4.850%, 07/15/47	1,382,000	1,181,813
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A) (h)	3,186,000	2,726,474
5.000%, 01/15/35	2,253,000	2,208,425
5.450%, 07/15/44 (144A)	965,000	940,436
Florida Power & Light Co.
3.150%, 10/01/49	553,000	375,960
3.990%, 03/01/49	1,746,000	1,386,390
5.800%, 03/15/65	740,000	757,198
Georgia Power Co.
3.250%, 03/15/51	997,000	675,804
4.700%, 05/15/32	960,000	948,963
4.950%, 05/17/33	1,302,000	1,293,019
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/01/54	941,000	928,626
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	275,896
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	699,000	678,770
6.250%, 11/01/34 (144A)	485,000	477,439
7.000%, 03/15/33 (144A)	4,186,000	4,512,910
Ohio Power Co.
2.600%, 04/01/30	855,000	772,813
2.900%, 10/01/51	189,000	117,215
4.000%, 06/01/49	635,000	487,067
Pacific Gas & Electric Co.
3.300%, 12/01/27	100,000	95,941
3.500%, 08/01/50	639,000	424,744
4.950%, 07/01/50	2,404,000	2,007,419
5.250%, 03/01/52	4,336,000	3,740,389
5.800%, 05/15/34	769,000	776,498
5.900%, 10/01/54	414,000	392,109
6.150%, 01/15/33	794,000	817,774
6.150%, 03/01/55	329,000	322,016
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
6.400%, 06/15/33	705,000	$736,821
6.750%, 01/15/53	855,000	892,890
6.950%, 03/15/34	1,330,000	1,441,190
PECO Energy Co.
3.000%, 09/15/49	467,000	308,410
3.700%, 09/15/47	266,000	202,042
4.600%, 05/15/52	643,000	552,967
PG&E Corp.
5.250%, 07/01/30	5,358,000	5,143,639
7.375%, 5Y H15 + 3.883%, 03/15/55 (b)	4,901,000	4,816,958
San Diego Gas & Electric Co.
3.320%, 04/15/50	467,000	317,884
Southern California Edison Co.
2.250%, 06/01/30	1,192,000	1,040,733
5.350%, 07/15/35	444,000	434,146
5.625%, 02/01/36	546,000	538,973
5.650%, 10/01/28	744,000	761,717
Southern Co.
4.850%, 03/15/35	2,204,000	2,133,097
5.200%, 06/15/33	290,000	290,680
Virginia Electric & Power Co.
2.450%, 12/15/50	729,000	412,398
5.450%, 04/01/53	179,000	171,351
Vistra Operations Co. LLC
5.050%, 12/30/26 (144A)	560,000	561,592
5.700%, 12/30/34 (144A)	3,016,000	3,000,263
6.000%, 04/15/34 (144A)	3,336,000	3,371,205
6.875%, 04/15/32 (144A)	230,000	234,420
6.950%, 10/15/33 (144A)	2,735,000	2,937,811
		81,012,994
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 09/11/27 (i) (j) (k)	1,420,140	1,452,093
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (i)	383,530	96,078
8.000%, 4.000% PIK, 12/31/28 (144A) (i)	437,329	278,798
		1,826,969
Engineering & Construction — 0.0%
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	223,000	215,037
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	167,363
		382,400
Entertainment — 0.6%
Affinity Interactive
6.875%, 12/15/27 (144A)	194,000	147,016
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,772,000	3,710,612
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	217,737
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Warnermedia Holdings, Inc.
3.755%, 03/15/27	11,199,000	$10,923,030
		14,998,395
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	72,000	70,981
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	93,941
		164,922
Food — 0.0%
Pilgrim's Pride Corp.
6.250%, 07/01/33	436,000	451,320
Gas — 0.1%
New Generation Gas Gathering LLC
10.335%, SOFR + 5.750%, 09/30/29 † (b) (j) (k)	896,054	882,613
NiSource, Inc.
5.850%, 04/01/55	220,000	218,686
ONE Gas, Inc.
5.100%, 04/01/29	171,000	174,487
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	558,000	487,612
Promigas SA ESP/Gases del Pacifico SAC
3.750%, 10/16/29 (144A)	207,000	192,928
		1,956,326
Healthcare-Products — 0.0%
Solventum Corp.
6.000%, 05/15/64	1,102,000	1,081,974
Healthcare-Services — 0.3%
Elevance Health, Inc.
3.600%, 03/15/51	1,429,000	1,012,910
5.125%, 02/15/53 (h)	82,000	73,562
HCA, Inc.
3.500%, 07/15/51	190,000	125,291
5.450%, 04/01/31	9,000	9,142
5.450%, 09/15/34	1,745,000	1,729,849
5.875%, 02/01/29	37,000	38,126
5.900%, 06/01/53	1,216,000	1,162,133
6.000%, 04/01/54	181,000	175,122
6.100%, 04/01/64	1,635,000	1,579,876
6.200%, 03/01/55	1,354,000	1,344,328
LifePoint Health, Inc.
8.375%, 02/15/32 (144A)	127,000	127,871
Select Medical Corp.
6.250%, 12/01/32 (144A)	377,000	367,326
UnitedHealth Group, Inc.
5.625%, 07/15/54	203,000	199,266
		7,944,802
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	69,689
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 04/01/30 (144A)	190,000	$171,800
6.625%, 01/15/28 (144A)	727,000	721,225
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	759,132
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.000%, 06/15/29 (144A)	135,000	121,722
DR Horton, Inc.
5.000%, 10/15/34	1,906,000	1,857,486
5.500%, 10/15/35	661,000	664,551
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	280,829
Homes by WestBay, LLC
11.000%, 02/06/30 † (j) (k)	3,134,000	3,134,000
Landsea Homes Corp.
11.000%, 07/17/28 (j) (k)	3,104,000	3,247,715
LGI Homes, Inc.
7.000%, 11/15/32 (144A)	253,000	239,262
8.750%, 12/15/28 (144A)	232,000	241,785
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	310,200
5.250%, 12/15/27 (144A)	245,000	238,011
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	182,687
		12,240,094
Insurance — 0.0%
Ambac Assurance Corp.
5.100% (144A) (l)	162,922	224,018
American International Group, Inc.
4.375%, 06/30/50	194,000	160,897
Marsh & McLennan Cos., Inc.
5.400%, 03/15/55	597,000	576,347
6.250%, 11/01/52	159,000	171,033
		1,132,295
Internet — 0.2%
Amazon.com, Inc.
2.500%, 06/03/50	319,000	192,974
4.100%, 04/13/62	1,308,000	1,036,437
Meta Platforms, Inc.
4.650%, 08/15/62	1,298,000	1,112,490
5.550%, 08/15/64	1,256,000	1,235,778
5.750%, 05/15/63	1,411,000	1,432,797
Uber Technologies, Inc.
4.800%, 09/15/34	131,000	127,229
5.350%, 09/15/54	309,000	288,638
VeriSign, Inc.
5.250%, 06/01/32	435,000	438,834
		5,865,177
Investment Companies — 0.5%
Apollo Debt Solutions BDC
6.700%, 07/29/31	2,243,000	2,314,207
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Investment Companies—(Continued)
Ares Strategic Income Fund
5.700%, 03/15/28 (144A)	4,485,000	$4,485,103
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	395,000	388,213
Blue Owl Capital Corp.
5.950%, 03/15/29	2,625,000	2,631,809
Blue Owl Credit Income Corp.
4.700%, 02/08/27	171,000	168,884
HPS Corporate Lending Fund
5.450%, 01/14/28 (144A)	675,000	671,896
Sixth Street Lending Partners
6.125%, 07/15/30 (144A)	699,000	703,529
		11,363,641
Iron/Steel — 0.0%
Mineral Resources Ltd.
8.500%, 05/01/30 (144A)	56,000	54,163
9.250%, 10/01/28 (144A) (h)	125,000	124,987
Samarco Mineracao SA
9.000%, 5.500% PIK, 06/30/31 (i)	406,806	393,884
9.000%, 5.500% PIK, 06/30/31 (144A) (i)	213,374	206,596
Vale Overseas Ltd.
6.400%, 06/28/54	25,000	24,671
		804,301
Lodging — 0.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A)	97,000	95,858
Grupo Posadas SAB de CV
7.000%, 12/30/27 (m)	188,026	176,265
MGM Resorts International
6.500%, 04/15/32	12,000	11,767
Sonder Holdings, Inc.
13.090%, SOFR + 9.000%, 12/10/27 † (b) (i) (j) (k)	2,051,870	1,949,276
		2,233,166
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
3.250%, 09/19/49	1,131,000	794,645
Media — 0.5%
AMC Networks, Inc.
4.250%, 02/15/29	405,000	303,813
10.250%, 01/15/29 (144A) (h)	261,000	270,461
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, 02/01/32 (144A)	29,000	25,749
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	229,000	144,412
3.900%, 06/01/52	2,949,000	1,906,905
3.950%, 06/30/62	671,000	412,254
4.400%, 12/01/61	2,516,000	1,670,683
5.125%, 07/01/49	215,000	170,644
5.250%, 04/01/53	896,000	724,059
Comcast Corp.
2.650%, 08/15/62	1,834,000	963,658
Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
2.987%, 11/01/63	647,000	$367,835
CSC Holdings LLC
5.500%, 04/15/27 (144A) †	400,000	370,327
11.250%, 05/15/28 (144A) †	200,000	193,352
11.750%, 01/31/29 (144A) †	247,000	239,551
Discovery Communications LLC
4.900%, 03/11/26	177,000	177,010
Paramount Global
2.900%, 01/15/27	1,489,000	1,440,613
3.375%, 02/15/28	417,000	400,530
3.700%, 10/04/26	570,000	557,776
4.375%, 03/15/43	170,000	125,915
4.600%, 01/15/45	397,000	297,419
4.900%, 08/15/44	152,000	117,555
5.250%, 04/01/44	579,000	465,716
6.375%, 5Y H15 + 3.999%, 03/30/62 (b) (h)	241,000	235,137
		11,581,374
Mining — 0.2%
Anglo American Capital PLC
4.750%, 03/16/52 (144A)	727,000	611,097
5.500%, 05/02/33 (144A)	439,000	441,186
5.625%, 04/01/30 (144A)	369,000	379,395
Glencore Funding LLC
2.625%, 09/23/31 (144A)	473,000	407,835
2.850%, 04/27/31 (144A)	150,000	132,168
4.907%, 04/01/28 (144A)	555,000	557,267
6.375%, 10/06/30 (144A)	1,578,000	1,672,960
Vedanta Resources Finance II PLC
9.475%, 07/24/30 (144A)	200,000	198,014
10.875%, 09/17/29 (144A)	656,000	676,274
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	30,000	29,717
		5,105,913
Oil & Gas — 3.4%
Antero Resources Corp.
5.375%, 03/01/30 (144A) (h)	5,051,000	4,959,103
7.625%, 02/01/29 (144A)	997,000	1,022,058
APA Corp.
5.250%, 02/01/42 (144A)	137,000	114,585
California Resources Corp.
8.250%, 06/15/29 (144A)	179,000	181,912
Chevron Corp.
3.078%, 05/11/50	336,000	228,362
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	294,000	289,703
8.375%, 07/01/28 (144A)	268,000	276,572
8.625%, 11/01/30 (144A)	56,000	57,774
CNX Resources Corp.
7.250%, 03/01/32 (144A)	978,000	994,499
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	56,000	53,996
Devon Energy Corp.
4.500%, 01/15/30	1,694,000	1,663,876
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Devon Energy Corp.
5.875%, 06/15/28	84,000	$84,249
Diamondback Energy, Inc.
3.125%, 03/24/31	4,682,000	4,237,699
3.250%, 12/01/26	8,219,000	8,058,243
3.500%, 12/01/29 (h)	11,200,000	10,593,241
4.250%, 03/15/52 (h)	2,640,000	2,003,942
4.400%, 03/24/51 (h)	708,000	552,775
5.900%, 04/18/64	1,858,000	1,747,805
Ecopetrol SA
7.750%, 02/01/32	170,000	166,885
8.875%, 01/13/33	71,000	73,279
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	2,399,735
3.625%, 05/15/31 (144A)	5,429,000	4,958,977
3.900%, 10/01/27	2,789,000	2,739,098
4.750%, 01/15/31 (144A)	145,000	139,744
5.000%, 01/15/29	1,887,000	1,899,373
5.700%, 04/01/28	2,928,000	3,010,027
5.750%, 02/01/34	2,019,000	2,058,383
7.000%, 02/01/30 (h)	3,384,000	3,649,009
Expand Energy Corp.
4.750%, 02/01/32	3,014,000	2,850,769
5.375%, 02/01/29	1,928,000	1,919,953
5.375%, 03/15/30	1,263,000	1,253,765
5.700%, 01/15/35	5,202,000	5,220,634
5.875%, 02/01/29 (144A)	368,000	367,349
6.750%, 04/15/29 (144A)	1,201,000	1,216,070
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	200,000	176,916
Hess Corp.
6.000%, 01/15/40	287,000	304,724
7.300%, 08/15/31	498,000	563,609
MC Brazil Downstream Trading SARL
7.250%, 06/30/31 (144A)	211,749	174,533
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (i)	644,855	613,358
7.625%, 11/08/28 (144A) (i)	442,505	356,447
Ovintiv, Inc.
7.100%, 07/15/53	671,000	708,833
Permian Resources Operating LLC
5.375%, 01/15/26 (144A)	23,000	22,899
8.000%, 04/15/27 (144A)	358,000	364,765
Petroleos de Venezuela SA
6.000%, 11/15/26 (n)	147,100	20,226
9.750%, 05/17/35 (n)	180,700	27,105
Petroleos Mexicanos
3.750%, 04/16/26 (EUR)	100,000	105,909
4.750%, 02/26/29 (EUR)	130,000	129,185
6.500%, 03/13/27	1,139,000	1,114,348
7.500%, 03/20/26	2,965,000	2,950,175
8.750%, 06/02/29	79,800	79,770
10.000%, 02/07/33	32,000	33,338
Pioneer MidCo. LLC
11.625%, 11/18/30 † (i) (j) (k)	1,331,106	1,349,475
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	$508,804
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	200,000	205,863
SM Energy Co.
6.750%, 08/01/29 (144A)	30,000	29,553
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	99,524	101,669
Transocean, Inc.
8.250%, 05/15/29 (144A)	239,000	233,617
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	25,000	25,000
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	2,858,000	2,831,491
7.375%, 11/01/31 (144A)	1,143,000	1,194,637
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	194,000	188,762
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	151,000	146,798
YPF SA
9.500%, 01/17/31 (144A)	192,000	200,717
		85,805,970
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A) †	982,000	901,928
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A)	192,000	194,716
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	187,000	183,260
Trivium Packaging Finance BV
5.500%, 08/15/26 (144A)	317,000	312,091
		1,591,995
Pharmaceuticals — 0.1%
CVS Health Corp.
4.125%, 04/01/40	265,000	215,485
5.125%, 07/20/45	143,000	124,673
5.300%, 12/05/43	577,000	519,432
Pfizer, Inc.
2.700%, 05/28/50	594,000	367,060
4.000%, 12/15/36	137,000	124,781
		1,351,431
Pipelines — 2.5%
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,797,000	1,520,999
3.402%, 01/15/38 (144A)	1,253,000	1,052,365
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	2,774,000	2,219,747
5.125%, 06/30/27	1,850,000	1,865,206
Cheniere Energy Partners LP
3.250%, 01/31/32	2,602,000	2,289,867
4.000%, 03/01/31	2,955,000	2,771,273
5.750%, 08/15/34	1,704,000	1,728,123
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Cheniere Energy, Inc.
5.650%, 04/15/34 (h)	4,816,000	$4,871,793
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	255,000	246,185
6.200%, 01/15/55	613,000	641,045
Energy Transfer LP
5.000%, 05/15/50	897,000	755,302
5.400%, 10/01/47	1,097,000	982,364
5.950%, 05/15/54 (h)	749,000	715,281
6.050%, 09/01/54	2,320,000	2,252,790
7.375%, 02/01/31 (144A)	4,553,000	4,780,313
EQM Midstream Partners LP
4.500%, 01/15/29 (144A) (h)	3,453,000	3,344,194
4.750%, 01/15/31 (144A)	3,056,000	2,939,302
5.500%, 07/15/28	196,000	196,431
6.375%, 04/01/29 (144A)	265,000	271,126
7.500%, 06/01/27 (144A)	750,000	765,836
7.500%, 06/01/30 (144A)	2,953,000	3,187,571
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	3,594,000	3,147,263
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (h)	2,167,000	2,127,148
5.000%, 03/15/27	3,656,000	3,672,590
5.875%, 06/30/26	1,327,000	1,338,435
5.900%, 09/15/37	1,817,000	1,871,304
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	361,000	361,149
Targa Resources Corp.
4.200%, 02/01/33	1,119,000	1,034,370
4.950%, 04/15/52	1,269,000	1,071,817
5.500%, 02/15/35	131,000	130,225
6.125%, 05/15/55	230,000	228,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	273,000	251,913
4.875%, 02/01/31	3,348,000	3,277,442
5.000%, 01/15/28	1,900,000	1,900,424
5.500%, 03/01/30	1,786,000	1,802,645
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A)	56,000	55,170
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	254,000	241,043
		61,908,476
Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (m)	394,604	401,934
Howard Hughes Corp.
5.375%, 08/01/28 (144A)	416,000	403,641
Lessen, Inc.
12.310%, SOFR + 5.750%, 2.750% PIK, 01/05/28 † (b) (i) (j) (k)	1,905,356	1,774,458
Resort Communities Loanco LP
12.500%, 2.000% PIK, 11/21/28 (i) (j) (k)	4,335,291	4,346,129
		6,926,162
Security Description	Principal Amount*	Value

Real Estate Investment Trusts — 1.6%
American Tower Corp.
1.875%, 10/15/30	342,000	$292,547
2.700%, 04/15/31	942,000	832,766
5.450%, 02/15/34	2,649,000	2,687,509
5.550%, 07/15/33	166,000	169,654
Crown Castle, Inc.
2.500%, 07/15/31	515,000	439,761
5.600%, 06/01/29	608,000	621,326
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	524,000	533,961
Equinix, Inc.
2.500%, 05/15/31	3,429,000	2,993,082
3.400%, 02/15/52	480,000	325,660
3.900%, 04/15/32	624,000	581,773
Extra Space Storage LP
2.350%, 03/15/32	1,950,000	1,630,922
5.400%, 06/15/35	1,376,000	1,368,042
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	3,024,000	2,617,445
4.000%, 01/15/30	1,178,000	1,113,561
4.000%, 01/15/31	3,155,000	2,941,171
5.300%, 01/15/29 (h)	3,374,000	3,378,801
5.750%, 06/01/28	2,211,000	2,249,801
6.250%, 09/15/54	3,164,000	3,109,491
6.750%, 12/01/33	1,018,000	1,080,234
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	317,330
Service Properties Trust
5.500%, 12/15/27	71,000	68,486
8.375%, 06/15/29	828,000	827,635
8.875%, 06/15/32 (h)	899,000	889,664
Store Capital LLC
5.400%, 04/30/30 (144A)	1,230,000	1,231,927
VICI Properties LP
4.750%, 02/15/28	1,517,000	1,517,102
4.750%, 04/01/28	780,000	781,551
4.950%, 02/15/30	4,039,000	4,004,116
5.625%, 04/01/35	890,000	884,965
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	769,005
4.625%, 12/01/29 (144A)	645,000	625,724
XHR LP
4.875%, 06/01/29 (144A)	52,000	48,708
		40,933,720
Retail — 0.0%
Home Depot, Inc.
4.500%, 12/06/48	254,000	218,767
Lowe's Cos., Inc.
4.375%, 09/15/45	825,000	683,939
		902,706
Semiconductors — 0.4%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	2,783,000	2,284,274
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
3.469%, 04/15/34 (144A)	320,000	$281,682
4.800%, 10/15/34	939,000	916,633
4.926%, 05/15/37 (144A)	136,000	130,762
5.150%, 11/15/31	1,282,000	1,300,116
5.200%, 04/15/32	1,517,000	1,539,303
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	590,000	600,374
6.100%, 01/25/36 (144A)	646,000	661,370
6.200%, 01/25/37 (144A)	826,000	851,309
Intel Corp.
3.050%, 08/12/51	291,000	171,098
5.050%, 08/05/62	444,000	361,172
NVIDIA Corp.
2.850%, 04/01/30	141,000	131,554
3.700%, 04/01/60	219,000	164,049
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	414,000	358,561
Texas Instruments, Inc.
2.700%, 09/15/51	487,000	300,934
5.000%, 03/14/53	141,000	131,459
		10,184,650
Software — 0.9%
AppLovin Corp.
5.125%, 12/01/29	961,000	964,723
5.375%, 12/01/31	3,819,000	3,838,374
5.500%, 12/01/34 (h)	182,000	181,959
5.950%, 12/01/54	2,915,000	2,862,908
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	128,000	127,666
Microsoft Corp.
2.921%, 03/17/52	11,000	7,376
Oracle Corp.
3.950%, 03/25/51 (h)	1,739,000	1,277,235
4.000%, 07/15/46	928,000	709,699
4.375%, 05/15/55	168,000	130,923
6.000%, 08/03/55	2,974,000	2,970,214
6.125%, 08/03/65	8,767,000	8,754,933
6.900%, 11/09/52	700,000	771,656
		22,597,666
Telecommunications — 0.7%
AT&T, Inc.
3.500%, 09/15/53	1,205,000	821,678
3.650%, 09/15/59	1,635,000	1,102,696
3.800%, 12/01/57	4,088,000	2,869,855
Colombia Telecomunicaciones SA ESP
4.950%, 07/17/30 (144A)	200,000	180,018
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (h)	200,000	182,346
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (k)	145,973	8,758
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
12.000%, 3.000% PIK, 05/25/27 (i)	123,060	123,060
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Digicel Midco Ltd./Difl U.S. II LLC
10.500%, 11.000% PIK, 11/25/28 (i)	51,995	$47,364
Level 3 Financing, Inc.
10.000%, 10/15/32 (144A)	460,960	459,047
Motorola Solutions, Inc.
2.750%, 05/24/31	150,000	132,881
Sprint LLC
7.625%, 03/01/26	3,297,000	3,348,720
T-Mobile USA, Inc.
2.550%, 02/15/31	2,290,000	2,018,831
3.875%, 04/15/30	156,000	149,548
5.125%, 05/15/32	1,125,000	1,132,075
5.800%, 09/15/62	996,000	977,580
5.875%, 11/15/55	390,000	392,621
Verizon Communications, Inc.
1.500%, 09/18/30	1,441,000	1,222,335
1.680%, 10/30/30	1,237,000	1,052,901
5.250%, 04/02/35	1,285,000	1,288,242
7.750%, 12/01/30	4,000	4,577
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	71,000	64,669
		17,579,802
Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.050%, 02/15/51	988,000	655,895
3.300%, 09/15/51	415,000	287,497
4.450%, 01/15/53	560,000	473,985
5.500%, 03/15/55	236,000	235,112
Norfolk Southern Corp.
3.400%, 11/01/49	326,000	228,728
3.942%, 11/01/47	181,000	141,482
4.150%, 02/28/48	543,000	436,506
Union Pacific Corp.
2.973%, 09/16/62	745,000	434,891
3.550%, 05/20/61	402,000	273,077
3.850%, 02/14/72	704,000	493,604
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	546,450	538,913
		4,199,690
Water — 0.0%
Thames Water Utilities Finance PLC
4.000%, 06/19/25 (GBP)	400,000	403,910
Thames Water Utilities Ltd.
Zero Coupon, 03/22/27 (144A) (GBP)	3,000	3,100
		407,010
Total Corporate Bonds & Notes (Cost $596,747,159)		595,816,690

Mortgage-Backed Securities—10.5%
Collateralized Mortgage Obligations — 4.0%
ACREC LLC
5.622%, 1M TSFR + 1.310%, 08/18/42 (144A) (b)	1,870,000	1,867,842
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Agate Bay Mortgage Trust
3.463%, 04/25/45 (144A) (b)	150,000	$99,087
3.488%, 06/25/45 (144A) (b)	104,000	64,246
3.628%, 01/25/45 (144A) (b)	130,000	85,429
Ajax Mortgage Loan Trust
1.740%, 12/25/60 (144A) (b)	3,405,554	2,969,699
2.693%, 12/25/60 (144A) (b)	744,000	564,998
2.940%, 12/25/60 (144A) (b)	293,000	210,900
3.729%, 12/25/60 (144A) (b)	449,000	288,704
4.875%, 06/25/61 (144A) (b)	5,076,337	5,004,458
4.875%, 06/25/61 (144A) (m)	3,254,552	3,251,067
5.000%, 03/25/60 (144A) (m)	2,599,485	2,589,928
5.115%, 01/25/61 (144A) (m)	1,183,513	1,182,732
American Home Mortgage Assets Trust
5.575%, 12M MTA + 0.940%, 10/25/46 (b)	295,951	193,642
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (m)	1,640,304	1,618,048
5.637%, 02/25/70 (144A) (m)	939,519	944,775
Atlas Funding PLC
6.014%, SONIA + 1.550%, 09/20/61 (GBP) (b)	99,899	128,891
Banc of America Alternative Loan Trust
5.500%, 10/25/33	557,724	556,274
6.498%, 10/25/36 (m)	239,845	67,176
Barclays Mortgage Trust
2.000%, 11/25/51 (144A) (m)	1,661,410	1,652,108
Braccan Mortgage Funding PLC
8.820%, SONIA + 4.340%, 02/15/67 (GBP) (b)	524,615	678,558
BRAVO Residential Funding Trust
5.678%, 11/25/64 (144A) (m)	1,247,120	1,250,965
CFMT LLC
3.000%, 06/25/34 (144A) (b)	161,000	148,660
Chase Mortgage Finance Trust
5.986%, 02/25/37 (b)	1,154,392	1,141,996
6.000%, 12/25/37	6,202,262	2,511,599
CHL Mortgage Pass-Through Trust
5.595%, 12M MTA + 0.960%, 04/25/46 (b)	3,102,930	848,535
5.750%, 07/25/37	292,806	137,627
6.000%, 05/25/37	2,823,521	1,238,662
6.000%, 08/25/37	5,515,532	2,379,504
6.000%, 01/25/38	933,303	394,713
Citadel PLC
5.914%, SONIA + 1.450%, 04/28/60 (GBP) (b)	100,000	129,276
6.214%, SONIA + 1.750%, 04/28/60 (GBP) (b)	100,000	129,276
6.914%, SONIA + 2.450%, 04/28/60 (GBP) (b)	100,000	129,167
8.214%, SONIA + 3.750%, 04/28/60 (GBP) (b)	100,000	129,202
Citigroup Mortgage Loan Trust, Inc.
4.935%, 1M TSFR + 0.614%, 05/25/37 (b)	258,925	238,097
Countrywide Alternative Loan Trust
4.624%, 1M TSFR + 0.304%, 03/20/47 (b)	739,560	630,983
4.715%, 1M TSFR + 0.394%, 04/25/47 (b)	357,834	327,352
4.724%, 1M TSFR + 0.404%, 12/20/46 (b)	3,240,224	2,846,377
4.785%, 1M TSFR + 0.464%, 06/25/35 (b)	841,717	734,308
4.815%, 1M TSFR + 0.494%, 10/25/46 (b)	487,421	452,209
4.834%, 1M TSFR + 0.514%, 07/20/46 (b)	1,181,413	1,001,111
4.894%, 1M TSFR + 0.574%, 05/20/46 (b)	2,038,901	1,800,636
4.895%, 1M TSFR + 0.574%, 03/25/36 (b)	150,525	147,602
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
4.895%, 1M TSFR + 0.574%, 11/25/36 (b)	516,613	$442,197
4.935%, 1M TSFR + 0.614%, 07/25/46 (b)	2,249,427	1,939,921
4.995%, 1M TSFR + 0.674%, 08/25/35 (b)	4,398,158	4,169,248
5.500%, 06/25/25	68,573	55,020
5.500%, 04/25/37	513,043	240,466
6.000%, 05/25/36	1,254,835	480,435
6.000%, 04/25/37	89,323	39,827
6.000%, 05/25/37	1,940,194	940,868
6.250%, 10/25/36	164,217	79,615
6.365%, 12M MTA + 1.730%, 11/25/46 (b)	1,446,818	1,191,139
Cross Mortgage Trust
5.735%, 02/25/70 (144A) (b)	772,588	775,140
7.135%, 11/25/68 (144A) (m)	349,684	354,982
CSFB Mortgage-Backed Pass-Through Certificates
5.785%, 1M TSFR + 1.464%, 11/25/35 (b)	407,217	85,440
CSMC Trust
3.689%, 02/25/61 (144A) (b)	1,498,380	1,492,396
4.265%, 03/25/67 (144A) (b)	560,000	539,186
8.680%, 12/25/67 (144A) (b)	1,646,628	1,664,070
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,510	1,030,117
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.775%, 1M TSFR + 0.454%, 08/25/47 (b)	254,227	228,509
Exmoor Funding PLC
6.380%, SONIA + 1.900%, 03/25/94 (GBP) (b)	100,000	130,632
7.280%, SONIA + 2.800%, 03/25/94 (GBP) (b)	100,000	129,051
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (b)	311,470	305,959
GCAT Trust
3.471%, 05/25/66 (144A) (b)	240,000	178,762
GreenPoint Mortgage Funding Trust
6.635%, 12M MTA + 2.000%, 03/25/36 (b)	82,404	76,519
GS Mortgage-Backed Securities Corp. Trust
4.373%, 11/25/49 (144A) (b)	242,357	215,330
GSR Mortgage Loan Trust
6.000%, 07/25/37	341,712	221,314
HarborView Mortgage Loan Trust
4.841%, 1M TSFR + 0.524%, 12/19/36 (b)	1,039,583	815,704
Impac Secured Assets Trust
4.775%, 1M TSFR + 0.454%, 11/25/36 (b)	122,889	111,771
IndyMac INDX Mortgage Loan Trust
4.033%, 09/25/37 (b)	600,200	390,278
JP Morgan Alternative Loan Trust
4.855%, 1M TSFR + 0.534%, 03/25/37 (b)	386,140	317,554
4.891%, 05/25/37 (b)	110,441	97,774
JP Morgan Mortgage Trust
0.269%, 02/25/52 (144A) (a) (b)	7,987,294	125,393
0.500%, 02/25/52 (144A) (a) (b)	7,987,985	218,683
2.500%, 02/25/52 (144A) (b)	6,233,440	5,135,919
3.145%, 02/25/52 (144A) (b)	120,573	57,809
3.269%, 02/25/52 (144A) (b)	927,454	779,903
6.500%, 08/25/36	182,326	56,786
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (b)	562,269	538,760
4.750%, 04/25/61 (144A) (m)	2,376,870	2,374,208
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Resecuritization Trust
3.890%, 08/25/37 (144A) (b)	210,217	$85,435
Merrill Lynch Mortgage Investors Trust
4.755%, 1M TSFR + 0.434%, 09/25/37 (b)	96,745	51,367
5.826%, 05/25/36 (b)	362,793	239,611
MFA Trust
3.514%, 04/25/65 (144A) (b)	540,000	437,585
Miltonia Mortgage Finance SRL
3.941%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (b)	258,000	278,104
Morgan Stanley Resecuritization Trust
4.188%, 12M MTA + 0.710%, 12/27/46 (144A) (b)	3,371,685	3,048,745
Mortgage Loan Resecuritization Trust
5.300%, 04/16/36 (144A) (b)	540,349	527,418
Mortimer PLC
6.030%, SONIA + 1.550%, 09/22/67 (GBP) (b)	100,000	129,359
6.580%, SONIA + 2.100%, 09/22/67 (GBP) (b)	100,000	129,346
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (b)	159,763	155,836
NLT Trust
3.322%, 08/25/56 (144A) (b)	1,361,000	991,259
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (m)	212,447	39,252
NYMT Trust
7.375%, 05/25/64 (144A) (m)	1,030,378	1,023,018
OBX Trust
5.648%, 12/01/64 (144A) (m)	720,906	723,252
PRET LLC
7.125%, 04/25/54 (144A) (m)	303,296	304,670
PRPM LLC
6.610%, 10/25/25 (144A) (m)	808,693	808,664
RALI Trust
4.795%, 1M TSFR + 0.474%, 12/25/36 (b)	368,608	322,030
RCO VII Mortgage LLC
7.021%, 01/25/29 (144A) (m)	766,769	768,897
Reperforming Loan Trust REMICS
4.775%, 1M TSFR + 0.454%, 06/25/35 (144A) (b)	146,824	140,665
Residential Asset Securitization Trust
2.015%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (b)	11,347,600	1,249,952
4.985%, 1M TSFR + 0.664%, 09/25/37 (b)	11,347,600	3,219,381
6.250%, 12/25/36	3,552,234	2,490,436
RFMSI Trust
5.688%, 11/25/36 (b)	28,219	23,345
5.700%, 08/25/36 (b)	722,582	516,019
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (b)	509,000	478,244
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (m)	825,000	831,273
Sequoia Mortgage Trust
4.793%, 07/20/37 (b)	135,540	107,857
Stratton Mortgage Funding PLC
5.980%, SONIA + 1.500%, 06/25/49 (GBP) (b)	100,000	128,936
Structured Adjustable Rate Mortgage Loan Trust
4.117%, 04/25/36 (b)	163,809	86,500
4.807%, 04/25/47 (b)	499,035	188,164
Structured Asset Mortgage Investments II Trust
4.815%, 1M TSFR + 0.494%, 06/25/36 (b)	712,740	617,440
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
4.855%, 1M TSFR + 0.534%, 05/25/46 (b)	117,673	$82,732
4.895%, 1M TSFR + 0.574%, 02/25/36 (b)	454,060	416,871
Verus Securitization Trust
7.493%, 03/25/68 (144A) (b)	484,000	483,858
Visio Trust
3.910%, 11/25/54 (144A) (b)	169,000	137,688
6.015%, 08/25/57 (144A) (b)	171,000	169,503
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (b)	100,000	97,060
Voyager OPTONE Delaware Trust
5.995%, 02/25/38 (144A) (a) (b)	2,823,966	619,631
WaMu Mortgage Pass-Through Certificates Trust
3.727%, 04/25/37 (b)	3,814,203	3,465,119
5.385%, 12M MTA + 0.750%, 06/25/47 (b)	1,243,416	1,029,665
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.108%, 10/25/36 (m)	858,716	291,310
4.955%, 1M TSFR + 0.634%, 12/25/35 (b)	1,646,471	1,442,908
5.055%, 1M TSFR + 0.734%, 06/25/37 (b)	120,981	110,794
5.335%, 12M MTA + 0.700%, 01/25/47 (b)	2,005,617	1,686,076
Winchester 1 PLC
6.092%, SONIA + 1.550%, 10/21/56 (GBP) (b)	100,000	129,320
6.542%, SONIA + 2.000%, 10/21/56 (GBP) (b)	100,000	129,778
		101,227,477
Commercial Mortgage-Backed Securities — 6.5%
1211 Avenue of the Americas Trust
4.142%, 08/10/35 (144A) (b)	230,000	212,750
245 Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (b)	5,000,000	17,653
3.657%, 06/05/37 (144A) (b)	207,000	191,065
280 Park Avenue Mortgage Trust
6.159%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	500,000	482,500
6.741%, 1M TSFR + 2.419%, 09/15/34 (144A) (b)	2,998,451	2,887,068
ALEN Mortgage Trust
7.535%, 1M TSFR + 3.214%, 04/15/34 (144A) (b)	142,000	94,217
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	96,729
ARES Commercial Mortgage Trust
5.762%, 1M TSFR + 1.443%, 10/15/34 (144A) (b)	1,120,000	1,117,200
6.011%, 1M TSFR + 1.692%, 07/15/41 (144A) (b)	100,000	99,750
8.258%, 1M TSFR + 3.938%, 07/15/41 (144A) (b)	1,500,000	1,488,744
Ashford Hospitality Trust
6.592%, 1M TSFR + 2.272%, 04/15/35 (144A) (b)	138,000	136,620
Atrium Hotel Portfolio Trust
6.567%, 1M TSFR + 2.247%, 12/15/36 (144A) (b)	1,041,000	985,306
BAHA Trust
5.574%, 12/10/41 (144A) (b)	1,450,000	1,470,495
BAMLL Trust
6.170%, 1M TSFR + 1.850%, 02/15/42 (144A) (b)	1,435,000	1,429,687
9.570%, 1M TSFR + 5.250%, 02/15/42 (144A) (b)	585,000	583,388
Bank
0.365%, 09/15/62 (a) (b)	8,619,000	129,613
Bank of America Merrill Lynch Commercial Mortgage Trust
0.583%, 02/15/50 (a) (b)	4,070,000	39,091
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bayview Commercial Asset Trust
4.810%, 1M TSFR + 0.489%, 10/25/36 (144A) (b)	56,615	$54,500
4.840%, 1M TSFR + 0.519%, 03/25/37 (144A) (b)	93,963	88,859
4.885%, 1M TSFR + 0.564%, 01/25/36 (144A) (b)	45,822	43,903
4.885%, 1M TSFR + 0.564%, 10/25/36 (144A) (b)	57,609	55,563
4.975%, 1M TSFR + 0.654%, 04/25/36 (144A) (b)	51,134	48,197
5.110%, 1M TSFR + 0.789%, 01/25/36 (144A) (b)	34,112	32,747
5.935%, 1M TSFR + 1.614%, 12/25/37 (144A) (b)	758,543	665,989
BBCMS Mortgage Trust
5.239%, 1M TSFR + 0.919%, 03/15/37 (144A) (b)	1,770,000	1,677,239
Benchmark Mortgage Trust
1.012%, 03/15/52 (a) (b)	3,343,144	107,155
1.257%, 02/15/54 (a) (b)	5,050,163	264,499
BFLD Trust
8.135%, 1M TSFR + 3.814%, 10/15/35 (144A) (b)	663,000	9,885
BHMS Mortgage Trust
5.866%, 1M TSFR + 1.547%, 07/15/35 (144A) (b)	4,059,844	4,056,547
BMP Trust
7.708%, 1M TSFR + 3.389%, 06/15/41 (144A) (b)	382,000	377,223
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	1,043,127
BPR Trust
8.035%, 1M TSFR + 3.714%, 09/15/38 (144A) (b)	492,000	489,555
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,357,314
3.454%, 03/10/33 (144A)	1,206,068	1,139,932
3.633%, 03/10/33 (144A)	600,000	540,398
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (b)	204,000	181,750
2.843%, 03/09/44 (144A)	1,454,472	1,315,129
5.344%, 1M TSFR + 1.024%, 02/15/33 (144A) (b)	2,391,915	2,370,724
5.612%, 1M TSFR + 1.293%, 12/15/39 (144A) (b)	656,400	654,759
5.761%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	1,098,371	1,099,059
5.761%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	194,800	194,678
5.860%, 1M TSFR + 1.541%, 05/15/34 (144A) (b)	611,944	610,414
5.961%, 1M TSFR + 1.641%, 05/15/41 (144A) (b)	1,963,768	1,962,540
6.081%, 1M TSFR + 1.761%, 12/09/40 (144A) (b)	605,027	605,027
6.584%, 1M TSFR + 2.264%, 02/15/33 (144A) (b)	1,466,417	1,450,048
7.196%, 1M TSFR + 2.880%, 10/15/41 (144A) (b)	1,240,000	1,241,549
7.235%, 1M TSFR + 2.914%, 06/15/38 (144A) (b)	605,460	593,351
7.459%, 1M TSFR + 3.140%, 02/15/39 (144A) (b)	3,314,552	3,306,266
7.460%, 1M TSFR + 3.141%, 06/15/27 (144A) (b)	560,000	560,525
7.908%, 1M TSFR + 3.589%, 12/09/40 (144A) (b)	826,274	825,241
8.243%, 1M TSFR + 3.927%, 10/15/41 (144A) (b)	302,000	302,377
8.507%, 1M TSFR + 4.188%, 02/15/39 (144A) (b)	1,963,459	1,924,627
8.684%, 1M TSFR + 4.364%, 02/15/33 (144A) (b)	979,005	968,073
BX Trust
3.202%, 12/09/41 (144A)	2,018,000	1,863,272
3.944%, 12/09/41 (144A) (b)	1,743,000	1,598,018
5.169%, 1M TSFR + 0.850%, 01/15/39 (144A) (b)	1,260,000	1,252,912
5.235%, 1M TSFR + 0.914%, 02/15/36 (144A) (b)	162,000	161,805
5.333%, 1M TSFR + 1.014%, 10/15/36 (144A) (b)	713,000	711,218
5.762%, 1M TSFR + 1.443%, 03/15/42 (144A) (b)	630,000	626,850
5.811%, 1M TSFR + 1.491%, 07/15/29 (144A) (b)	2,434,000	2,421,830
5.860%, 1M TSFR + 1.541%, 06/15/37 (144A) (b)	1,877,885	1,870,843
6.409%, 1M TSFR + 2.090%, 03/15/41 (144A) (b)	530,000	529,338
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
6.684%, 1M TSFR + 2.364%, 01/15/34 (144A) (b)	196,000	$194,180
6.835%, 1M TSFR + 2.514%, 02/15/36 (144A) (b)	1,742,188	1,698,634
7.009%, 1M TSFR + 2.690%, 05/15/38 (144A) (b)	5,434,000	5,437,396
7.209%, 1M TSFR + 2.889%, 07/15/29 (144A) (b)	460,000	453,097
7.261%, 1M TSFR + 2.941%, 03/15/30 (144A) (b)	1,409,000	1,400,211
7.434%, 1M TSFR + 3.114%, 01/15/34 (144A) (b)	301,000	297,817
7.435%, 1M TSFR + 3.114%, 02/15/36 (144A) (b)	893,170	870,841
8.257%, 1M TSFR + 3.938%, 07/15/29 (144A) (b)	1,180,000	1,159,342
8.758%, 1M TSFR + 4.439%, 03/15/41 (144A) (b)	1,141,000	1,140,523
9.708%, 1M TSFR + 5.389%, 03/15/41 (144A) (b)	547,000	546,003
BXP Trust
2.776%, 01/15/44 (144A) (b)	327,000	250,432
3.552%, 08/13/37 (144A) (b)	760,000	655,799
Cassia SRL
5.034%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (b)	1,242,001	1,342,948
CD Mortgage Trust
3.631%, 02/10/50	350,000	333,850
3.956%, 08/15/50 (b)	363,000	343,584
CENT Trust
6.939%, 1M TSFR + 2.620%, 09/15/38 (144A) (b)	2,110,000	2,113,941
CFCRE Commercial Mortgage Trust
0.700%, 05/10/58 (a) (b)	2,370,000	16,843
CFK Trust
4.637%, 01/15/39 (144A) (b)	728,000	671,672
CFSP Mortgage Trust
6.500%, 04/15/37	1,122,080	1,080,983
Citigroup Commercial Mortgage Trust
0.801%, 11/10/42 (144A) (a) (b)	7,730,000	290,819
COAST Commercial Mortgage Trust
6.910%, 1M TSFR + 2.591%, 08/15/36 (144A) (b)	2,090,000	2,085,510
COMM Mortgage Trust
3.179%, 10/10/36 (144A) (b)	270,000	189,645
6.160%, 1M TSFR + 1.841%, 06/15/41 (144A) (b)	1,220,000	1,216,177
6.909%, 1M TSFR + 2.590%, 06/15/41 (144A) (b)	367,000	361,722
8.806%, 1M TSFR + 4.487%, 06/15/41 (144A) (b)	484,000	484,109
CRSO Trust
7.121%, 07/10/40 (b)	5,522,122	5,779,879
CSAIL Commercial Mortgage Trust
0.235%, 11/15/50 (a) (b)	3,940,000	26,048
0.533%, 09/15/52 (a) (b)	4,150,000	86,221
1.320%, 09/15/52 (a) (b)	2,859,490	126,087
1.535%, 06/15/52 (a) (b)	6,891,889	357,775
CSMC Trust
3.778%, 11/10/32 (144A) (b)	301,000	100,082
5.317%, 1M TSFR + 0.997%, 12/15/30 (144A) (b)	280,000	278,110
9.797%, 1M TSFR + 5.476%, 10/15/37 (144A) (b)	423,000	388,150
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	36,798
3.276%, 05/10/49	240,000	235,314
DBSG Mortgage Trust
5.946%, 06/10/37 (144A) (b)	374,607	380,148
ELM Trust
0.219%, 06/10/39 (144A) (a) (b)	7,464,000	19,940
1.457%, 06/10/39 (144A) (a) (b)	6,760,000	119,858
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ELM Trust
5.414%, 06/10/39 (144A) (b)	1,420,000	$1,438,206
7.267%, 06/10/39 (144A) (b)	924,000	932,583
ELP Commercial Mortgage Trust
7.551%, 1M TSFR + 3.230%, 11/15/38 (144A) (b)	411,663	409,476
Extended Stay America Trust
6.684%, 1M TSFR + 2.364%, 07/15/38 (144A) (b)	328,271	327,861
7.284%, 1M TSFR + 2.964%, 07/15/38 (144A) (b)	835,835	834,268
8.134%, 1M TSFR + 3.814%, 07/15/38 (144A) (b)	4,295,240	4,292,560
Fontainebleau Miami Beach Mortgage Trust
5.769%, 1M TSFR + 1.450%, 12/15/39 (144A) (b)	1,285,419	1,284,616
9.969%, 1M TSFR + 5.650%, 12/15/39 (144A) (b)	469,000	468,792
FS Trust
6.130%, 1M TSFR + 1.811%, 08/15/39 (144A) (b)	1,727,000	1,730,204
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	521,819
5.320%, 1M TSFR + 0.999%, 11/15/36 (144A) (b)	1,140,000	1,128,935
6.410%, 1M TSFR + 2.091%, 03/15/28 (144A) (b)	130,000	130,000
6.969%, 1M TSFR + 2.650%, 11/18/29 (144A) (b)	1,117,000	1,117,000
GS Mortgage Securities Trust
1.695%, 12/12/53 (144A) (a) (b)	2,953,183	208,819
3.804%, 11/10/52 (b)	60,000	53,854
3.805%, 10/10/35 (144A) (b)	200,000	181,434
4.451%, 07/10/48 (b)	110,000	106,669
GWT Trust
6.010%, 1M TSFR + 1.691%, 05/15/41 (144A) (b)	2,672,000	2,671,165
HIH Trust
7.959%, 1M TSFR + 3.640%, 10/15/41 (144A) (b)	180,000	180,394
HILT Commercial Mortgage Trust
5.860%, 1M TSFR + 1.541%, 05/15/37 (144A) (b)	1,946,000	1,944,784
6.759%, 1M TSFR + 2.440%, 05/15/37 (144A) (b)	1,203,000	1,199,992
7.508%, 1M TSFR + 3.189%, 05/15/37 (144A) (b)	815,000	810,925
HLTN Commercial Mortgage Trust
5.961%, 1M TSFR + 1.642%, 06/15/41 (144A) (b)	2,918,633	2,918,633
HMH Trust
3.062%, 07/05/31 (144A)	740,000	580,136
HTL Commercial Mortgage Trust
10.260%, 05/10/39 (144A) (b)	3,379,000	3,493,398
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (b)	662,050	554,501
5.467%, 01/13/40 (144A) (b)	116,000	118,015
JP Morgan Chase Commercial Mortgage Securities Trust
0.631%, 04/15/46 (a) (b)	3,771,088	10,819
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	44,518
5.576%, 1M TSFR + 1.257%, 06/15/35 (144A) (b)	116,290	101,694
6.385%, 1M TSFR + 2.064%, 04/15/38 (144A) (b)	787,000	785,033
6.527%, 1M TSFR + 2.207%, 07/15/36 (144A) (b)	570,000	546,805
7.135%, 1M TSFR + 2.814%, 04/15/38 (144A) (b)	959,000	956,003
7.455%, 1M TSFR + 3.134%, 10/15/33 (144A) (b)	180,000	178,365
7.635%, 1M TSFR + 3.314%, 04/15/38 (144A) (b)	450,000	448,313
7.859%, 1M TSFR + 3.540%, 04/15/37 (144A) (b)	797,620	746,674
JPMBB Commercial Mortgage Securities Trust
0.400%, 09/15/47 (a) (b)	92,421	1
0.523%, 05/15/48 (a) (b)	289,512	3
4.133%, 12/15/48 (144A) (b)	150,000	136,432
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (b)	2,067,000	$19,977
JW Commercial Mortgage Trust
5.940%, 1M TSFR + 1.621%, 06/15/39 (144A) (b)	1,410,000	1,409,118
7.508%, 1M TSFR + 3.189%, 06/15/39 (144A) (b)	310,000	310,909
KSL Commercial Mortgage Trust
5.862%, 1M TSFR + 1.542%, 12/15/39 (144A) (b)	6,369,000	6,361,031
LBA Trust
5.910%, 1M TSFR + 1.591%, 06/15/39 (144A) (b)	1,840,000	1,835,400
8.756%, 1M TSFR + 4.437%, 06/15/39 (144A) (b)	153,000	152,100
Lehman Brothers Small Balance Commercial Mortgage Trust
4.885%, 1M TSFR + 0.564%, 09/25/36 (144A) (b)	171,524	162,896
LEX Mortgage Trust
4.874%, 10/13/33 (144A) (b)	1,711,000	1,695,944
LSTAR Commercial Mortgage Trust
0.842%, 03/10/50 (144A) (a) (b)	590,843	6,777
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (a)	2,421,000	35,345
5.924%, 06/12/39 (144A)	520,000	525,888
8.725%, 06/12/39 (144A)	440,000	447,330
8.974%, 1M TSFR + 4.654%, 02/15/37 (144A) (b)	350,476	353,491
MFT Mortgage Trust
3.477%, 02/10/42 (144A) (b)	350,781	223,619
MHC Commercial Mortgage Trust
6.534%, 1M TSFR + 2.215%, 04/15/38 (144A) (b)	602,400	600,894
7.034%, 1M TSFR + 2.715%, 04/15/38 (144A) (b)	154,400	154,014
Morgan Stanley Bank of America Merrill Lynch Trust
1.187%, 12/15/47 (144A) (a) (b)	1,810,000	207
Morgan Stanley Capital I Trust
0.996%, 03/15/52 (a) (b)	2,168,891	69,716
2.141%, 06/15/50 (144A) (a) (b)	1,190,000	48,841
3.000%, 06/15/52 (144A)	97,000	75,556
4.061%, 12/15/50 (b)	4,067,000	3,916,041
MSWF Commercial Mortgage Trust
0.907%, 12/15/56 (a) (b)	8,240,722	497,857
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	258,659
NJ Trust
6.481%, 01/06/29 (144A) (b)	350,000	366,839
NYC Trust
8.158%, 1M TSFR + 3.838%, 08/15/29 (144A) (b)	198,000	197,836
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (b)	13,300,000	88,682
3.945%, 05/10/39 (144A) (b)	1,049,000	799,469
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	114,280
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	17,538,712	175
0.090%, 02/10/32 (144A) (a) (b)	3,507,742	6,619
One New York Plaza Trust
7.185%, 1M TSFR + 2.864%, 01/15/36 (144A) (b)	160,000	145,711
OPEN Trust
7.408%, 1M TSFR + 3.089%, 11/15/40 (144A) (b)	68,893	69,107
ORL Trust
5.812%, 1M TSFR + 1.493%, 12/15/39 (144A) (b)	2,560,000	2,558,400
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
PGA Trust
6.210%, 1M TSFR + 1.891%, 06/15/39 (144A) (b)	371,000	$370,072
PRM5 Trust
5.250%, 03/10/33 (144A) (b)	262,000	257,901
ROCK Trust
5.388%, 11/13/41 (144A)	1,814,000	1,827,841
SCG Commercial Mortgage Trust
6.460%, 1M TSFR + 2.150%, 03/15/35 (144A) (b)	100,000	99,374
7.260%, 1M TSFR + 2.950%, 03/15/35 (144A) (b)	581,000	581,759
SCG Mortgage Trust
6.060%, 1M TSFR + 1.741%, 04/15/41 (144A) (b)	2,258,000	2,259,408
SHER Trust
5.960%, 1M TSFR + 1.641%, 04/15/37 (144A) (b)	100,000	99,781
SHR Trust
7.919%, 1M TSFR + 3.600%, 10/15/41 (144A) (b)	543,000	543,000
8.769%, 1M TSFR + 4.450%, 10/15/41 (144A) (b)	367,000	367,000
SREIT Trust
7.052%, 1M TSFR + 2.733%, 11/15/36 (144A) (b)	342,700	339,273
7.059%, 1M TSFR + 2.739%, 11/15/38 (144A) (b)	783,827	772,070
TCO Commercial Mortgage Trust
5.562%, 1M TSFR + 1.243%, 12/15/39 (144A) (b)	1,329,000	1,325,677
7.060%, 1M TSFR + 2.741%, 12/15/39 (144A) (b)	100,000	99,838
Thunder Logistics DAC
4.606%, 3M EURIBOR + 2.050%, 11/17/36 (EUR) (b)	79,228	85,880
5.106%, 3M EURIBOR + 2.550%, 11/17/36 (EUR) (b)	79,228	85,897
5.856%, 3M EURIBOR + 3.300%, 11/17/36 (EUR) (b)	117,258	127,249
TTAN
7.335%, 1M TSFR + 3.014%, 03/15/38 (144A) (b)	507,569	505,983
TYSN Mortgage Trust
6.580%, 12/10/33 (144A) (b)	320,000	335,831
U.K. Logistics DAC
6.130%, SONIA + 1.650%, 05/17/34 (GBP) (b)	202,000	261,458
UBS Commercial Mortgage Trust
0.988%, 12/15/52 (a) (b)	6,810,804	224,734
1.437%, 10/15/52 (a) (b)	6,498,841	333,517
VEGAS Trust
6.217%, 07/10/36 (144A) (b)	3,150,000	2,986,111
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (b)	2,047,763	1,809,457
2.980%, 02/25/50 (144A) (b)	104,571	76,883
4.240%, 11/25/47 (144A) (b)	66,639	61,321
4.480%, 12/26/51 (144A) (b)	240,373	202,788
5.000%, 11/25/47 (144A) (b)	39,173	35,426
7.330%, 02/25/55 (144A) (b)	313,598	314,751
10.150%, 02/25/55 (144A) (b)	108,573	109,099
Wells Fargo Commercial Mortgage Trust
0.091%, 07/15/43 (144A) (a) (b)	5,050,000	45,288
0.982%, 12/15/48 (a) (b)	846,305	1,877
1.240%, 08/15/49 (144A) (a) (b)	1,430,000	19,620
1.389%, 05/15/52 (a) (b)	4,594,751	195,964
4.954%, 07/15/35 (144A) (b)	421,000	422,733
6.215%, 07/15/43 (144A)	640,000	656,556
6.432%, 07/15/43 (144A)	407,000	413,675
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
7.082%, 07/15/43 (144A)	170,000	$171,136
		162,815,874
Total Mortgage-Backed Securities (Cost $278,042,176)		264,043,351

Asset-Backed Securities—9.7%
Asset-Backed - Automobile — 0.1%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.989%, 1M EURIBOR + 1.600%, 03/21/34 (EUR) (b)	100,000	109,074
Auto ABS Italian Stella Loans SRL
4.063%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (b)	92,092	100,047
4.663%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (b)	92,092	100,047
Auto1 Car Funding SARL
5.868%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (b)	100,000	111,399
Cardiff Auto Receivables Securitisation PLC
6.364%, SONIA + 1.900%, 08/20/31 (GBP) (b)	259,000	335,328
7.064%, SONIA + 2.600%, 08/20/31 (GBP) (b)	197,000	255,335
Dowson PLC
8.414%, SONIA + 3.950%, 08/20/31 (GBP) (b)	500,000	642,803
11.414%, SONIA + 6.950%, 08/20/31 (GBP) (b)	500,000	642,891
Hill FL BV
4.329%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (b)	100,000	108,323
OneMain Direct Auto Receivables Trust
6.100%, 07/14/37 (144A)	196,000	200,962
Pony SA Compartment German Auto Loans
3.592%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (b)	100,000	108,334
4.042%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (b)	100,000	108,120
SCF Rahoituspalvelut XIII DAC
3.774%, 1M EURIBOR + 1.400%, 06/25/34 (EUR) (b)	100,000	108,119
		2,930,782
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
5.863%, SONIA + 1.400%, 07/15/32 (GBP) (b)	100,000	129,320
6.363%, SONIA + 1.900%, 07/15/32 (GBP) (b)	111,000	144,323
7.113%, SONIA + 2.650%, 07/15/32 (GBP) (b)	246,000	320,851
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.365%, 1M EURIBOR + 1.800%, 10/27/42 (EUR) (b)	100,000	108,200
6.565%, 1M EURIBOR + 4.000%, 10/27/42 (EUR) (b)	100,000	109,254
		811,948
Asset-Backed - Home Equity — 0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30	206,737	192,483
ACE Securities Corp. Home Equity Loan Trust
4.695%, 1M TSFR + 0.374%, 05/25/37 (b)	974,177	154,371
Argent Mortgage Loan Trust
4.915%, 1M TSFR + 0.594%, 05/25/35 (b)	1,598,961	1,289,589
Argent Securities Trust
4.735%, 1M TSFR + 0.414%, 07/25/36 (b)	528,220	140,829
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bayview Financial Revolving Asset Trust
5.442%, 1M TSFR + 1.114%, 05/28/39 (144A) (b)	2,877,029	$2,415,322
5.442%, 1M TSFR + 1.114%, 12/28/40 (144A) (b)	93,518	98,223
Bear Stearns Asset-Backed Securities I Trust
4.785%, 1M TSFR + 0.464%, 04/25/37 (b)	2,965,000	2,800,491
4.915%, 1M TSFR + 0.594%, 06/25/36 (b)	389,946	379,532
6.160%, 1M TSFR + 1.839%, 08/25/34 (b)	1,779	1,742
6.250%, 12/25/35 (m)	1,137,987	1,095,578
6.250%, 02/25/36 (m)	1,364,430	1,390,936
Bear Stearns Asset-Backed Securities Trust
4.995%, 1M TSFR + 0.674%, 04/25/36 (b)	2,038,192	1,900,589
7.284%, 1M TSFR + 5.364%, 06/25/35 (b)	2,142,000	2,171,345
Bear Stearns Structured Products Trust
6.435%, 1M TSFR + 2.114%, 03/25/37 (144A) (b)	695,890	690,347
Citigroup Mortgage Loan Trust, Inc.
4.635%, 1M TSFR + 0.314%, 05/25/37 (b)	1,523,904	989,571
4.705%, 1M TSFR + 0.384%, 05/25/37 (b)	692,224	449,404
CWABS Asset-Backed Certificates Trust
4.810%, 1M TSFR + 0.489%, 06/25/37 (b)	883,445	774,598
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	27,565	42,496
GSAA Home Equity Trust
5.772%, 11/25/36 (b)	156,001	45,154
Home Equity Mortgage Loan Asset-Backed Trust
3.942%, 1M TSFR + 2.139%, 07/25/34 (b)	98,102	95,214
Home Equity Mortgage Trust
5.867%, 07/25/36 (m)	451,838	43,460
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (m)	15,366	15,420
MASTR Asset-Backed Securities Trust
4.955%, 1M TSFR + 0.634%, 06/25/36 (144A) (b)	290,819	269,069
4.995%, 1M TSFR + 0.674%, 05/25/37 (b)	621,846	524,117
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (m)	3,127,950	1,097,908
6.512%, 10/25/36 (m)	268,350	59,785
Option One Mortgage Loan Trust
4.645%, 1M TSFR + 0.324%, 03/25/37 (b)	930,000	795,905
5.860%, 01/25/37 (m)	21,979	21,368
5.866%%, 01/25/37 (m)	2,124,932	1,816,595
Yale Mortgage Loan Trust
4.835%, 1M TSFR + 0.514%, 06/25/37 (144A) (b)	694,468	216,560
		21,978,001
Asset-Backed - Manufactured Housing — 0.4%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	56,084
7.223%, 12/10/25 (b)	4,000,000	421,158
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	95,243
7.830%, 06/15/30 (b)	1,178,847	91,256
8.290%, 06/15/30 (b)	850,435	69,701
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (b)	1,419,706	1,341,737
Conseco Finance Corp.
6.830%, 04/01/30 (b)	1,009,227	1,026,274
7.500%, 03/01/30 (b)	346,374	99,899
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Corp.
7.860%, 03/01/30 (b)	323,435	$97,624
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	182,959
8.060%, 09/01/29 (b)	586,391	85,241
8.200%, 05/01/31	1,604,918	344,395
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (b)	202,102	204,205
Credit-Based Asset Servicing & Securitization LLC
6.750%%, 10/25/36 (144A) (m)	3,933,964	3,189,681
GreenPoint Manufactured Housing
9.230%, 12/15/29 (b)	274,440	273,032
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (b)	373,500	377,085
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	143,557	63,426
7.620%, 06/15/32 (b)	633,004	636,741
Origen Manufactured Housing Contract Trust
6.160%, 10/15/37 (144A) (b)	67,396	66,848
7.820%, 03/15/32 (b)	155,583	155,417
		8,878,006
Asset-Backed - Other — 7.5%
510 Loan Acquisition Trust
8.107%, 09/25/60 (144A) (m)	607,646	606,400
720 East CLO VII Ltd.
5.378%, 3M TSFR + 1.060%, 04/20/37 (144A) (b)	970,000	967,868
AB BSL CLO 3 Ltd.
5.568%, 3M TSFR + 1.250%, 04/20/38 (144A) (b)	250,000	249,718
AGL CLO 12 Ltd.
5.715%, 3M TSFR + 1.422%, 07/20/34 (144A) (b)	1,310,000	1,310,438
AGL CLO 32 Ltd.
5.673%, 3M TSFR + 1.380%, 07/21/37 (144A) (b)	250,000	250,431
AGL Core CLO 15 Ltd.
5.705%, 3M TSFR + 1.412%, 01/20/35 (144A) (b)	250,000	250,046
AGL Core CLO 2 Ltd.
5.753%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	950,000	946,601
AGL Core CLO 4 Ltd.
5.673%, 3M TSFR + 1.380%, 10/20/37 (144A) (b)	860,000	861,950
AIMCO CLO 11 Ltd.
5.953%, 3M TSFR + 1.650%, 07/17/37 (144A) (b)	330,000	327,220
AIMCO CLO 21 Ltd.
6.213%, 3M TSFR + 1.920%, 04/18/37 (144A) (b)	250,000	250,432
Anchorage Capital CLO 17 Ltd.
5.552%, 3M TSFR + 1.230%, 02/15/38 (144A) (b)	1,890,000	1,885,267
Anchorage Capital CLO 6 Ltd.
5.730%, 3M TSFR + 1.440%, 04/22/34 (144A) (b)	890,000	890,325
6.390%, 3M TSFR + 2.100%, 04/22/34 (144A) (b)	540,000	540,008
Anchorage Capital CLO 7 Ltd.
5.860%, 3M TSFR + 1.560%, 04/28/37 (144A) (b)	830,000	829,558
6.350%, 3M TSFR + 2.050%, 04/28/37 (144A) (b)	1,480,000	1,486,528
8.100%, 3M TSFR + 3.800%, 04/28/37 (144A) (b)	250,000	252,879
Anchorage Capital CLO 8 Ltd.
6.362%, 3M TSFR + 2.062%, 10/27/34 (144A) (b)	1,050,000	1,056,390
Apidos CLO XXII Ltd.
6.055%, 3M TSFR + 1.762%, 04/20/31 (144A) (b)	250,000	250,463
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XXV Ltd.
5.931%, 3M TSFR + 1.600%, 01/20/37 (144A) (b)	650,000	$647,853
AREIT Ltd.
6.006%, 1M TSFR + 1.686%, 05/17/41 (144A) (b)	3,360,000	3,361,824
ARES European CLO XII DAC
4.444%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (b)	297,000	319,949
ARES LIX CLO Ltd.
5.592%, 3M TSFR + 1.292%, 04/25/34 (144A) (b)	250,000	249,938
ARES LVI CLO Ltd.
5.550%, 3M TSFR + 1.250%, 01/25/38 (144A) (b)	350,000	349,650
Arm Master Trust LLC Agricultural Loan Backed Notes
2.430%, 11/15/27 (144A)	31,450	31,332
Asimi Funding PLC
5.813%, SONIA + 1.350%, 09/16/31 (GBP) (b)	100,000	129,125
6.413%, SONIA + 1.950%, 09/16/31 (GBP) (b)	100,000	129,370
Assurant CLO II Ltd.
5.595%, 3M TSFR + 1.302%, 04/20/31 (144A) (b)	112,381	112,418
Assurant CLO IV Ltd.
6.955%, 3M TSFR + 2.662%, 04/20/30 (144A) (b)	625,000	625,062
8.205%, 3M TSFR + 3.912%, 04/20/30 (144A) (b)	360,000	360,037
Avoca CLO XXII DAC
4.085%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (b)	150,000	159,969
5.685%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (b)	250,000	269,537
Bain Capital Credit CLO Ltd.
5.822%, 3M TSFR + 1.520%, 07/15/37 (144A) (b)	1,170,000	1,171,358
5.843%, 3M TSFR + 1.550%, 07/19/31 (144A) (b)	250,000	250,376
7.658%, 3M TSFR + 3.362%, 07/24/34 (144A) (b)	250,000	250,575
Ballyrock CLO 15 Ltd.
5.632%, 3M TSFR + 1.330%, 01/15/38 (144A) (b)	1,010,000	1,010,958
Ballyrock CLO Ltd.
10.705%, 3M TSFR + 6.412%, 10/20/31 (144A) (b)	250,000	249,111
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	99,736
Barings CLO Ltd.
5.955%, 3M TSFR + 1.662%, 01/20/31 (144A) (b)	250,000	250,365
Battalion CLO 18 Ltd.
6.314%, 3M TSFR + 2.012%, 10/15/36 (144A) (b)	298,000	295,779
Battalion CLO VIII Ltd.
5.625%, 3M TSFR + 1.332%, 07/18/30 (144A) (b)	410,106	410,206
6.105%, 3M TSFR + 1.812%, 07/18/30 (144A) (b)	642,000	641,755
Battalion CLO XI Ltd.
6.278%, 3M TSFR + 1.982%, 04/24/34 (144A) (b)	250,000	249,778
Benefit Street Partners CLO V-B Ltd.
5.823%, 3M TSFR + 1.530%, 07/20/37 (144A) (b)	2,100,000	2,105,718
Benefit Street Partners CLO VIII Ltd.
5.655%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	595,571	595,850
Benefit Street Partners CLO XVI Ltd.
5.642%, 3M TSFR + 1.320%, 01/17/38 (144A) (b)	250,000	250,313
Benefit Street Partners CLO XX Ltd.
5.734%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	310,000	310,128
11.314%, 3M TSFR + 7.012%, 07/15/34 (144A) (b)	250,000	250,974
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	122,274
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Birch Grove CLO 3 Ltd.
5.905%, 3M TSFR + 1.600%, 01/19/38 (144A) (b)	250,000	$248,628
BlueMountain CLO Ltd.
5.732%, 3M TSFR + 1.442%, 10/22/30 (144A) (b)	75,430	75,450
6.150%, 3M TSFR + 1.850%, 10/25/30 (144A) (b)	970,000	968,934
6.285%, 3M TSFR + 1.962%, 08/15/31 (144A) (b)	250,000	250,060
BlueMountain CLO XXII Ltd.
6.064%, 3M TSFR + 1.762%, 07/15/31 (144A) (b)	660,000	659,849
BlueMountain CLO XXVIII Ltd.
5.824%, 3M TSFR + 1.522%, 04/15/34 (144A) (b)	100,000	100,071
BlueMountain EUR CLO DAC
4.535%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (b)	560,000	602,500
BlueMountain Fuji U.S. CLO II Ltd.
5.555%, 3M TSFR + 1.262%, 10/20/30 (144A) (b)	99,514	99,557
Bridge Street CLO II Ltd.
5.785%, 3M TSFR + 1.492%, 07/20/34 (144A) (b)	250,000	250,258
Brignole Co.
6.373%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (b)	73,454	80,085
Bryant Park Funding Ltd.
5.493%, 3M TSFR + 1.200%, 04/15/38 (144A) (b)	250,000	249,704
Canyon CLO Ltd.
5.634%, 3M TSFR + 1.332%, 07/15/31 (144A) (b)	551,760	552,067
6.252%, 3M TSFR + 1.950%, 10/15/37 (144A) (b)	290,000	290,680
6.352%, 3M TSFR + 2.050%, 05/15/37 (144A) (b)	660,000	661,650
Carlyle Global Market Strategies CLO Ltd.
5.535%, 3M TSFR + 1.232%, 04/17/31 (144A) (b)	292,559	292,628
Carlyle U.S. CLO Ltd.
5.744%, 3M TSFR + 1.442%, 01/15/30 (144A) (b)	349,709	349,843
6.073%, 3M TSFR + 1.780%, 10/21/37 (144A) (b)	520,000	520,375
6.893%, 3M TSFR + 2.600%, 07/20/35 (144A) (b)	250,000	250,029
Carrington Mortgage Loan Trust
4.595%, 1M TSFR + 0.274%, 10/25/36 (b)	92,958	91,277
CBAM Ltd.
5.965%, 3M TSFR + 1.662%, 04/17/31 (144A) (b)	250,000	250,037
C-BASS Trust
4.755%, 1M TSFR + 0.434%, 10/25/36 (b)	144,023	95,171
Cedar Funding II CLO Ltd.
5.635%, 3M TSFR + 1.342%, 04/20/34 (144A) (b)	535,000	533,701
5.905%, 3M TSFR + 1.612%, 04/20/34 (144A) (b)	510,000	509,196
Cedar Funding V CLO Ltd.
5.665%, 3M TSFR + 1.362%, 07/17/31 (144A) (b)	495,663	495,629
Cedar Funding VI CLO Ltd.
5.605%, 3M TSFR + 1.312%, 04/20/34 (144A) (b)	3,020,000	3,016,334
Cedar Funding XI CLO Ltd.
5.613%, 3M TSFR + 1.300%, 05/29/32 (144A) (b)	250,000	249,999
Cedar Funding XIV CLO Ltd.
6.002%, 3M TSFR + 1.700%, 10/15/37 (144A) (b)	250,000	250,024
Chase Funding Trust
6.333%, 04/25/32 (m)	2,122	2,112
CIFC Funding Ltd.
5.569%, 3M TSFR + 1.260%, 01/15/38 (144A) (b)	280,000	278,639
5.625%, 3M TSFR + 1.332%, 04/20/34 (144A) (b)	250,000	250,015
5.650%, 3M TSFR + 1.360%, 07/23/37 (144A) (b)	1,380,000	1,379,949
5.669%, 3M TSFR + 1.320%, 01/18/38 (144A) (b)	510,000	508,980
5.685%, 3M TSFR + 1.392%, 10/20/34 (144A) (b)	1,190,000	1,190,470
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CIFC Funding Ltd.
5.713%, 3M TSFR + 1.410%, 07/17/37 (144A) (b)	250,000	$251,009
5.714%, 3M TSFR + 1.412%, 07/15/36 (144A) (b)	250,000	250,111
5.720%, 3M TSFR + 1.420%, 07/25/37 (144A) (b)	250,000	250,433
5.758%, 3M TSFR + 1.450%, 07/16/37 (144A) (b)	940,000	941,638
5.773%, 3M TSFR + 1.480%, 07/21/37 (144A) (b)	1,090,000	1,092,954
5.843%, 3M TSFR + 1.550%, 04/21/37 (144A) (b)	1,170,000	1,172,188
5.893%, 3M TSFR + 1.600%, 01/20/37 (144A) (b)	390,000	391,705
5.955%, 3M TSFR + 1.662%, 01/18/31 (144A) (b)	330,000	329,614
6.050%, 3M TSFR + 1.750%, 07/25/37 (144A) (b)	730,000	730,509
6.205%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	251,035
6.214%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	250,113
6.319%, 3M TSFR + 2.012%, 07/16/30 (144A) (b)	250,000	250,506
6.343%, 3M TSFR + 2.050%, 04/21/37 (144A) (b)	250,000	250,792
Citigroup Mortgage Loan Trust, Inc.
4.605%, 1M TSFR + 0.284%, 07/25/45 (b)	514,215	355,435
8.185%, 1M TSFR + 3.864%, 07/25/37 (b)	4,602,562	4,078,216
Clover CLO LLC
5.823%, 3M TSFR + 1.530%, 04/20/37 (144A) (b)	250,000	250,410
6.243%, 3M TSFR + 1.950%, 04/20/37 (144A) (b)	250,000	250,636
Countrywide Asset-Backed Certificates Trust
4.532%, 04/25/36 (b)	629,395	553,663
Credit-Based Asset Servicing & Securitization LLC
2.992%, 12/25/36 (m)	132,269	110,146
CVC Cordatus Loan Fund IV DAC
3.834%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (b)	250,000	268,436
CWABS Asset-Backed Certificates Trust
4.855%, 1M TSFR + 0.534%, 04/25/46 (b)	511,501	382,504
CWHEQ Revolving Home Equity Loan Trust
4.584%, 1M TSFR + 0.264%, 11/15/36 (b)	71,374	69,646
4.614%, 1M TSFR + 0.294%, 05/15/35 (b)	22,365	22,104
Diameter Capital CLO 1 Ltd.
5.692%, 3M TSFR + 1.390%, 10/15/37 (144A) (b)	250,000	249,477
Dryden 43 Senior Loan Fund
5.363%, 3M TSFR + 1.070%, 04/20/34 (144A) (b)	910,000	910,057
Dryden 53 CLO Ltd.
5.684%, 3M TSFR + 1.382%, 01/15/31 (144A) (b)	4,281,793	4,284,469
Dryden 65 CLO Ltd.
6.155%, 3M TSFR + 1.862%, 07/18/30 (144A) (b)	250,000	250,068
Dryden 77 CLO Ltd.
5.704%, 3M TSFR + 1.382%, 05/20/34 (144A) (b)	610,000	610,188
Dryden 87 CLO Ltd.
5.684%, 3M TSFR + 1.362%, 05/20/34 (144A) (b)	400,000	400,092
Dryden XXVI Senior Loan Fund
5.464%, 3M TSFR + 1.162%, 04/15/29 (144A) (b)	89,426	89,407
Eaton Vance CLO Ltd.
6.114%, 3M TSFR + 1.812%, 01/15/34 (144A) (b)	250,000	248,400
Edenbrook Mortgage Funding PLC
6.430%, SONIA + 1.950%, 03/22/57 (GBP) (b)	241,132	312,426
7.030%, SONIA + 2.550%, 03/22/57 (GBP) (b)	138,924	180,708
Elmwood CLO 23 Ltd.
6.108%, 3M TSFR + 1.800%, 04/16/36 (144A) (b)	250,000	250,087
Elmwood CLO 27 Ltd.
6.243%, 3M TSFR + 1.950%, 04/18/37 (144A) (b)	250,000	250,244
Elmwood CLO 29 Ltd.
5.813%, 3M TSFR + 1.520%, 04/20/37 (144A) (b)	730,000	731,187
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Elmwood CLO 30 Ltd.
5.733%, 3M TSFR + 1.430%, 07/17/37 (144A) (b)	390,000	$390,398
Elmwood CLO II Ltd.
5.643%, 3M TSFR + 1.350%, 10/20/37 (144A) (b)	1,140,000	1,140,950
5.993%, 3M TSFR + 1.700%, 10/20/37 (144A) (b)	250,000	249,826
10.043%, 3M TSFR + 5.750%, 10/20/37 (144A) (b)	250,000	250,097
Elmwood CLO VI Ltd.
5.673%, 3M TSFR + 1.380%, 07/18/37 (144A) (b)	360,000	360,199
Elmwood CLO XII Ltd.
5.662%, 3M TSFR + 1.360%, 10/15/37 (144A) (b)	760,000	760,625
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (b)	2,986,237	2,529,942
Euro-Galaxy III CLO DAC
5.921%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (b)	290,000	311,938
Fairstone Financial Issuance Trust I
3.735%, 10/20/39 (144A) (CAD)	323,000	222,346
First Franklin Mortgage Loan Trust
4.585%, 1M TSFR + 0.264%, 12/25/36 (b)	1,284,336	1,093,829
4.675%, 1M TSFR + 0.354%, 10/25/36 (b)	131,045	84,628
4.715%, 1M TSFR + 0.394%, 12/25/36 (b)	3,534,456	1,425,151
4.855%, 1M TSFR + 0.534%, 12/25/36 (b)	6,501,853	2,627,976
Flatiron CLO 18 Ltd.
5.515%, 3M TSFR + 1.212%, 04/17/31 (144A) (b)	57,473	57,460
Flatiron CLO 20 Ltd.
6.242%, 3M TSFR + 1.920%, 05/20/36 (144A) (b)	250,000	250,000
Flatiron CLO 21 Ltd.
5.653%, 3M TSFR + 1.360%, 10/19/37 (144A) (b)	2,390,000	2,392,390
Flatiron CLO 25 Ltd.
5.870%, 3M TSFR + 1.600%, 10/17/37 (144A) (b)	250,000	249,481
Fort Greene Park CLO LLC
5.267%, 3M TSFR + 0.950%, 04/22/34 (144A) (b)	1,170,000	1,161,341
Fortuna Consumer Loan ABS DAC
4.018%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (b)	100,000	108,789
6.468%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (b)	300,000	329,125
Foundation Finance Trust
2.190%, 01/15/42 (144A)	385,884	361,314
4.930%, 03/15/50 (144A)	227,000	225,441
Fremont Home Loan Trust
4.715%, 1M TSFR + 0.394%, 02/25/37 (b)	589,990	432,568
FTA Consumo Santander
4.185%, 3M EURIBOR + 1.300%, 07/20/38 (EUR) (b)	100,000	108,402
4.535%, 3M EURIBOR + 1.650%, 07/20/38 (EUR) (b)	100,000	108,112
Galaxy XXVIII CLO Ltd.
5.664%, 3M TSFR + 1.362%, 07/15/31 (144A) (b)	73,787	73,785
6.164%, 3M TSFR + 1.862%, 07/15/31 (144A) (b)	250,000	250,152
Golden Bar Securitisation SRL
3.887%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (b)	251,636	274,443
Golden Ray SA - Compartment 1
4.565%, 1M EURIBOR + 2.000%, 12/27/57 (EUR) (b)	100,000	106,885
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.373%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	910,000	908,458
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	308,938	298,914
Golub Capital Partners CLO 41B-R Ltd.
5.875%, 3M TSFR + 1.582%, 01/20/34 (144A) (b)	390,000	390,248
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Golub Capital Partners CLO 52 B R Ltd.
6.293%, 3M TSFR + 2.000%, 04/20/37 (144A) (b)	250,000	$250,764
Gracie Point International Funding LLC
6.374%, SOFR90A + 1.950%, 09/01/26 (144A) (b)	351,790	352,758
Henley CLO IV DAC
4.023%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (b)	100,000	107,427
Hermitage PLC
6.064%, SONIA + 1.600%, 04/21/33 (GBP) (b)	84,665	109,279
6.814%, SONIA + 2.350%, 04/21/33 (GBP) (b)	74,267	96,537
8.364%, SONIA + 3.900%, 04/21/33 (GBP) (b)	89,121	115,032
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,359,479	1,301,734
Invesco Euro CLO V DAC
6.585%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (b)	100,000	108,151
Juniper Valley Park CLO Ltd.
5.843%, 3M TSFR + 1.550%, 07/20/36 (144A) (b)	270,000	268,042
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) † (b)	1,358,353	136
LCM 26 Ltd.
5.625%, 3M TSFR + 1.332%, 01/20/31 (144A) (b)	550,504	550,564
LCM 29 Ltd.
5.634%, 3M TSFR + 1.332%, 04/15/31 (144A) (b)	174,403	174,514
Lehman ABS Mortgage Loan Trust
4.525%, 1M TSFR + 0.204%, 06/25/37 (144A) (b)	120,209	79,328
Lendmark Funding Trust
5.690%, 02/21/34 (144A)	100,000	100,049
8.690%, 05/20/33 (144A)	327,000	335,431
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	710,001	575,023
2.750%, 07/20/47 (144A)	757,539	622,502
Long Beach Mortgage Loan Trust
4.735%, 1M TSFR + 0.414%, 06/25/36 (b)	441,661	205,782
4.755%, 1M TSFR + 0.434%, 08/25/36 (b)	491,037	193,728
Madison Park Euro Funding XVI DAC
5.985%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (b)	250,000	270,553
Madison Park Funding LI Ltd.
6.255%, 3M TSFR + 1.962%, 07/19/34 (144A) (b)	260,000	259,990
Madison Park Funding LXII Ltd.
6.153%, 3M TSFR + 1.850%, 07/17/36 (144A) (b)	250,000	250,589
Madison Park Funding LXVII Ltd.
6.350%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	640,000	640,442
Madison Park Funding XIX Ltd.
5.890%, 3M TSFR + 1.600%, 01/22/37 (144A) (b)	1,094,000	1,101,382
Madison Park Funding XXIII Ltd.
6.562%, 3M TSFR + 2.262%, 07/27/31 (144A) (b)	250,000	250,062
Madison Park Funding XXXVIII Ltd.
5.685%, 3M TSFR + 1.382%, 07/17/34 (144A) (b)	860,000	860,645
Marble Point CLO XI Ltd.
5.735%, 3M TSFR + 1.442%, 12/18/30 (144A) (b)	121,114	121,090
Mariner Finance Issuance Trust
4.680%, 11/20/36 (144A)	400,000	367,419
6.360%, 11/20/38 (144A)	183,000	187,365
Merrill Lynch First Franklin Mortgage Loan Trust
4.915%, 1M TSFR + 0.594%, 05/25/37 (b)	3,934,328	2,700,992
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	837,928	$752,606
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	108,471	95,784
2.880%, 09/20/40 (144A)	95,705	84,923
MP CLO III Ltd.
5.805%, 3M TSFR + 1.512%, 10/20/30 (144A) (b)	142,160	142,150
Myers Park CLO Ltd.
5.955%, 3M TSFR + 1.662%, 10/20/30 (144A) (b)	290,000	290,001
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.955%, 3M TSFR + 1.662%, 01/20/32 (144A) (b)	250,000	250,044
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.796%, 3M TSFR + 1.500%, 01/20/37 (144A) (b)	250,000	248,730
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.835%, 1M TSFR + 0.514%, 10/25/36 (144A) (b)	48,393	59,069
Noria DE
4.024%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (b)	100,000	107,703
5.924%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (b)	100,000	109,075
Oak Hill European Credit Partners V DAC
4.644%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (b)	250,000	270,460
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (j) (k)	639,000	402,793
Oceana Trust
12.000%, 07/31/25 (AUD) † (j) (k)	304,000	190,904
12.500%, 07/31/26 (AUD) † (j) (k)	456,000	293,138
12.500%, 07/31/27 (AUD) † (j) (k)	759,000	497,405
OCP CLO Ltd.
5.399%, 3M TSFR + 1.080%, 04/17/37 (144A) (b)	2,700,000	2,685,717
5.551%, 3M TSFR + 1.262%, 04/10/33 (144A) (b)	222,903	223,221
5.553%, 3M TSFR + 1.250%, 10/17/36 (144A) (b)	436,000	434,310
5.642%, 3M TSFR + 1.342%, 04/26/31 (144A) (b)	40,535	40,537
5.663%, 3M TSFR + 1.370%, 07/20/37 (144A) (b)	500,000	499,982
5.693%, 3M TSFR + 1.400%, 07/20/37 (144A) (b)	250,000	250,066
5.962%, 3M TSFR + 1.662%, 04/26/31 (144A) (b)	180,000	180,106
9.132%, 3M TSFR + 4.850%, 01/17/37 (144A) (b)	250,000	247,843
Octagon 57 Ltd.
6.214%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	249,644
Octagon Investment Partners 18-R Ltd.
5.529%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	789,021	789,230
Octagon Investment Partners 37 Ltd.
6.142%, 3M TSFR + 1.842%, 07/25/30 (144A) (b)	250,000	250,037
Octagon Investment Partners 39 Ltd.
6.093%, 3M TSFR + 1.800%, 10/20/30 (144A) (b)	860,000	861,799
Octagon Investment Partners XV Ltd.
5.905%, 3M TSFR + 1.612%, 07/19/30 (144A) (b)	250,000	250,057
Octagon Investment Partners XVI Ltd.
5.585%, 3M TSFR + 1.282%, 07/17/30 (144A) (b)	1,509,319	1,509,956
Octagon Investment Partners XVII Ltd.
5.562%, 3M TSFR + 1.262%, 01/25/31 (144A) (b)	634,652	634,712
OHA Credit Funding 17 Ltd.
5.773%, 3M TSFR + 1.480%, 04/20/37 (144A) (b)	490,000	490,369
OHA Credit Funding 2 Ltd.
5.520%, 3M TSFR + 1.240%, 01/21/38 (144A) (b)	2,590,000	2,582,953
OHA Credit Funding 3 Ltd.
5.613%, 3M TSFR + 1.320%, 01/20/38 (144A) (b)	550,000	548,219
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Funding 4 Ltd.
5.580%, 3M TSFR + 1.290%, 01/22/38 (144A) (b)	250,000	$249,857
OHA Credit Funding 7 Ltd.
5.590%, 3M TSFR + 1.300%, 02/24/37 (144A) (b)	630,000	629,978
OHA Credit Funding 9 Ltd.
5.993%, 3M TSFR + 1.700%, 10/19/37 (144A) (b)	350,000	350,459
OHA Credit Partners XI Ltd.
5.753%, 3M TSFR + 1.460%, 04/20/37 (144A) (b)	540,000	540,708
OHA Credit Partners XII Ltd.
6.240%, 3M TSFR + 1.950%, 04/23/37 (144A) (b)	250,000	250,243
OHA Loan Funding Ltd.
5.630%, 3M TSFR + 1.302%, 05/23/31 (144A) (b)	3,424,747	3,424,922
5.705%, 3M TSFR + 1.412%, 01/19/37 (144A) (b)	310,000	310,157
5.753%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	610,000	610,399
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,599,444
Owl Rock CLO XVIII LLC
5.997%, 3M TSFR + 1.700%, 07/24/36 (144A) (b)	460,000	459,091
OZLM XVIII Ltd.
5.584%, 3M TSFR + 1.282%, 04/15/31 (144A) (b)	212,943	213,012
6.114%, 3M TSFR + 1.812%, 04/15/31 (144A) (b)	250,000	250,248
OZLM XXII Ltd.
5.635%, 3M TSFR + 1.332%, 01/17/31 (144A) (b)	77,565	77,589
Palmer Square CLO Ltd.
5.380%, 3M TSFR + 1.050%, 05/21/34 (144A) (b)	4,195,000	4,176,366
5.472%, 3M TSFR + 1.150%, 04/20/38 (144A) (b)	390,000	388,243
5.714%, 3M TSFR + 1.412%, 01/15/35 (144A) (b)	250,000	250,132
5.730%, 3M TSFR + 1.412%, 11/14/34 (144A) (b)	550,000	550,140
5.930%, 3M TSFR + 1.600%, 05/21/34 (144A) (b)	250,000	250,027
5.973%, 3M TSFR + 1.650%, 11/15/36 (144A) (b)	250,000	250,691
Palmer Square Loan Funding Ltd.
5.902%, 3M TSFR + 1.600%, 04/15/31 (144A) (b)	1,580,000	1,580,596
9.564%, 3M TSFR + 5.262%, 10/15/29 (144A) (b)	270,000	270,455
Park Blue CLO Ltd.
5.641%, 3M TSFR + 1.340%, 01/25/38 (144A) (b)	500,000	499,025
PCL Funding IX PLC
5.763%, SONIA + 1.300%, 07/16/29 (GBP) (b)	100,000	129,457
Prima Capital CRE Securitization Ltd.
4.000%, 08/24/40 (144A)	729,378	675,107
Progress Residential Trust
3.395%, 04/19/38 (144A)	967,000	962,023
3.407%, 05/17/38 (144A)	1,340,000	1,293,773
3.436%, 05/17/26 (144A)	1,070,000	1,046,892
3.666%, 12/17/40 (144A)	305,212	282,623
4.053%, 11/17/40 (144A)	221,000	210,557
4.608%, 12/17/40 (144A)	1,233,127	1,168,324
Quarzo SRL
4.801%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (b)	91,073	99,465
6.201%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (b)	91,073	99,285
Race Point IX CLO Ltd.
5.504%, 3M TSFR + 1.202%, 10/15/30 (144A) (b)	214,412	214,409
Rad CLO 15 Ltd.
5.645%, 3M TSFR + 1.352%, 01/20/34 (144A) (b)	250,000	250,146
Rad CLO 25 Ltd.
5.753%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	640,000	643,035
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rad CLO 7 Ltd.
5.653%, 3M TSFR + 1.350%, 04/17/36 (144A) (b)	250,000	$249,684
6.203%, 3M TSFR + 1.900%, 04/17/36 (144A) (b)	460,000	459,387
6.903%, 3M TSFR + 2.600%, 04/17/36 (144A) (b)	250,000	249,778
8.453%, 3M TSFR + 4.150%, 04/17/36 (144A) (b)	250,000	249,665
Redwood Funding Trust
7.500%, 07/25/59 (144A) (m)	617,793	617,365
Regatta 31 Funding Ltd.
5.401%, 3M TSFR + 1.170%, 03/25/38 (144A) (b)	270,000	268,438
5.831%, 3M TSFR + 1.600%, 03/25/38 (144A) (b)	250,000	250,086
Regatta VI Funding Ltd.
5.715%, 3M TSFR + 1.422%, 04/20/34 (144A) (b)	760,000	760,323
Regatta VII Funding Ltd.
5.716%, 3M TSFR + 1.412%, 06/20/34 (144A) (b)	280,000	280,081
Regatta XIX Funding Ltd.
6.143%, 3M TSFR + 1.850%, 04/20/35 (144A) (b)	250,000	250,238
Regatta XXIV Funding Ltd.
5.635%, 3M TSFR + 1.320%, 01/20/38 (144A) (b)	250,000	249,926
Regatta XXVII Funding Ltd.
5.830%, 3M TSFR + 1.530%, 04/26/37 (144A) (b)	470,000	470,696
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	163,136
3.875%, 10/17/33 (j) (k)	3,710,000	3,524,500
5.110%, 12/15/33 (144A)	261,000	262,124
7.460%, 07/15/36 (144A)	102,000	105,772
Riserva CLO Ltd.
5.615%, 3M TSFR + 1.322%, 01/18/34 (144A) (b)	940,000	939,773
Rockford Tower CLO Ltd.
5.655%, 3M TSFR + 1.362%, 04/20/34 (144A) (b)	856,000	855,965
5.745%, 3M TSFR + 1.452%, 10/20/30 (144A) (b)	1,074,490	1,075,169
6.064%, 3M TSFR + 1.762%, 10/15/29 (144A) (b)	1,781,000	1,782,038
7.414%, 3M TSFR + 3.112%, 10/15/29 (144A) (b)	939,000	939,776
Romark WM-R Ltd.
5.585%, 3M TSFR + 1.292%, 04/20/31 (144A) (b)	264,827	264,958
RR 12 Ltd.
5.902%, 3M TSFR + 1.600%, 01/15/36 (144A) (b)	250,000	250,019
RR 19 Ltd.
5.915%, 3M TSFR + 1.550%, 04/15/40 (144A) (b)	250,000	249,447
RR 26 Ltd.
5.439%, 3M TSFR + 1.120%, 04/15/38 (144A) (b)	750,000	748,344
RR 32 Ltd.
5.662%, 3M TSFR + 1.360%, 10/15/39 (144A) (b)	1,860,000	1,859,948
RR 38 Ltd.
5.472%, 3M TSFR + 1.150%, 04/15/40 (144A) (b)	1,620,000	1,616,042
RR 5 Ltd.
6.252%, 3M TSFR + 1.950%, 07/15/39 (144A) (b)	250,000	250,660
Saxon Asset Securities Trust
3.654%, 08/25/35 (m)	164,114	123,122
SC Germany SA Compartment Consumer
3.792%, 1M EURIBOR + 1.400%, 05/14/38 (EUR) (b)	100,000	108,485
4.092%, 1M EURIBOR + 1.700%, 05/14/38 (EUR) (b)	100,000	108,364
Securitized Asset-Backed Receivables LLC Trust
4.875%, 1M TSFR + 0.554%, 01/25/37 (b)	82,000	59,368
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	429,645	416,815
6.390%, 11/20/35 (144A)	544,919	553,123
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
SG Mortgage Securities Trust
4.855%, 1M TSFR + 0.534%, 10/25/36 (b)	570,000	$427,427
Signal Peak CLO 5 Ltd.
5.850%, 3M TSFR + 1.550%, 04/25/37 (144A) (b)	270,000	270,607
Silver Point CLO 4 Ltd.
5.932%, 3M TSFR + 1.630%, 04/15/37 (144A) (b)	1,090,000	1,092,293
Silver Point CLO 8 Ltd.
5.432%, 3M TSFR + 1.210%, 04/15/38 (144A) (b)	770,000	768,300
Sixth Street CLO IX Ltd.
5.673%, 3M TSFR + 1.380%, 07/21/37 (144A) (b)	300,000	300,525
Sixth Street CLO XIX Ltd.
5.655%, 3M TSFR + 1.362%, 07/20/34 (144A) (b)	2,890,000	2,890,879
Sixth Street CLO XX Ltd.
6.205%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	249,549
SoFi Personal Loan Trust
1.749%, 02/12/31	23,003	675,924
6.060%, 02/12/31 (144A)	1,035,419	1,043,241
Sound Point CLO II Ltd.
5.632%, 3M TSFR + 1.332%, 01/26/31 (144A) (b)	179,657	179,739
Soundview Home Loan Trust
4.960%, 1M TSFR + 0.639%, 01/25/37 (b)	3,398,947	3,243,360
5.230%, 1M TSFR + 0.909%, 01/25/35 (b)	13,174	11,002
5.455%, 1M TSFR + 1.134%, 11/25/35 (b)	158,500	125,803
Steele Creek CLO Ltd.
5.814%, 3M TSFR + 1.512%, 10/15/30 (144A) (b)	131,859	131,921
Subway Funding LLC
6.268%, 07/30/54 (144A)	834,907	847,113
Sycamore Tree CLO Ltd.
6.543%, 3M TSFR + 2.250%, 04/20/36 (144A) (b)	320,000	320,082
Symphony CLO XX Ltd.
5.858%, 3M TSFR + 1.550%, 01/16/32 (144A) (b)	250,000	248,590
Symphony CLO XXVI Ltd.
5.635%, 3M TSFR + 1.342%, 04/20/33 (144A) (b)	336,803	336,944
TCI-Flatiron CLO Ltd.
5.545%, 3M TSFR + 1.222%, 11/18/30 (144A) (b)	74,535	74,515
Tiaa CLO III Ltd.
5.719%, 3M TSFR + 1.412%, 01/16/31 (144A) (b)	145,272	145,350
TICP CLO VI Ltd.
5.684%, 3M TSFR + 1.382%, 01/15/34 (144A) (b)	820,000	820,530
TICP CLO VII Ltd.
6.202%, 3M TSFR + 1.900%, 04/15/33 (144A) (b)	395,000	395,481
TICP CLO XI Ltd.
6.350%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	260,000	260,454
TICP CLO XII Ltd.
5.734%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	250,000	250,118
Trestles CLO IV Ltd.
5.725%, 3M TSFR + 1.432%, 07/21/34 (144A) (b)	1,170,000	1,170,035
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	766,997
4.133%, 07/17/38 (144A)	639,000	618,817
Trinitas CLO IV Ltd.
5.955%, 3M TSFR + 1.662%, 10/18/31 (144A) (b)	160,000	160,072
Trinitas CLO VII Ltd.
5.370%, 3M TSFR + 1.060%, 01/25/35 (144A) (b)	500,000	497,765
Trinitas CLO XIV Ltd.
6.250%, 3M TSFR + 1.950%, 01/25/34 (144A) (b)	560,000	559,992
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	$627,837
Venture 32 CLO Ltd.
5.625%, 3M TSFR + 1.332%, 07/18/31 (144A) (b)	261,896	262,049
Verdelite Static CLO Ltd.
5.423%, 3M TSFR + 1.130%, 07/20/32 (144A) (b)	348,142	347,914
VOLT CVI LLC
5.734%, 12/26/51 (144A) (m)	1,089,468	1,088,284
Voya CLO Ltd.
5.493%, 3M TSFR + 1.200%, 07/20/32 (144A) (b)	1,172,150	1,170,719
5.502%, 3M TSFR + 1.200%, 10/15/31 (144A) (b)	465,798	465,797
5.819%, 3M TSFR + 1.370%, 10/15/37 (144A) (b)	1,990,000	1,989,861
5.853%, 3M TSFR + 1.550%, 04/20/38 (144A) (b)	250,000	247,726
Voya Euro CLO V DAC
4.535%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (b)	340,000	366,817
Washington Mutual Asset-Backed Certificates WMABS Trust
4.637%, 1M TSFR + 0.424%, 10/25/36 (b)	480,443	361,168
4.795%, 1M TSFR + 0.474%, 09/25/36 (b)	1,594,588	402,544
Whitebox CLO I Ltd.
5.617%, 3M TSFR + 1.320%, 07/24/36 (144A) (b)	400,000	399,600
7.397%, 3M TSFR + 3.100%, 07/24/36 (144A) (b)	500,000	500,498
10.047%, 3M TSFR + 5.750%, 07/24/36 (144A) (b)	250,000	251,370
Whitebox CLO III Ltd.
7.152%, 3M TSFR + 2.850%, 10/15/35 (144A) (b)	250,000	250,086
9.952%, 3M TSFR + 5.650%, 10/15/35 (144A) (b)	250,000	250,036
		187,949,644
Asset-Backed - Student Loan — 0.8%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	120,630	109,554
2.720%, 06/25/52 (144A)	66,917	61,695
Navient Private Education Loan Trust
5.334%, 1M TSFR + 1.014%, 11/15/68 (144A) (b)	200,597	200,294
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	146,778	138,869
2.690%, 07/15/69 (144A)	450,000	378,748
3.480%, 04/15/60 (144A)	376,000	350,723
5.660%, 10/15/72 (144A)	2,042,946	2,078,732
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,806,452
2.680%, 04/20/62 (144A)	3,120,000	2,728,829
2.850%, 04/20/62 (144A)	3,661,000	3,195,811
2.900%, 04/20/62 (144A)	1,640,000	1,438,446
3.360%, 04/20/62 (144A)	110,000	94,315
3.500%, 04/20/62 (144A)	170,000	145,646
3.570%, 04/20/62 (144A)	142,000	123,254
3.750%, 04/20/62 (144A)	277,000	239,758
4.380%, 04/20/62 (144A)	100,000	85,850
4.440%, 04/20/62 (144A)	160,000	139,654
4.750%, 04/20/62 (144A)	260,000	230,478
4.930%, 04/20/62 (144A)	374,000	335,942
6.590%, SOFR30A + 2.250%, 11/25/53 (144A) (b)	479,612	487,589
Prodigy Finance DAC
5.685%, 1M TSFR + 1.364%, 07/25/51 (144A) (b)	226,218	226,658
6.935%, 1M TSFR + 2.614%, 07/25/51 (144A) (b)	52,105	52,750
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Scholar Funding Trust
5.099%, SOFR30A + 0.764%, 01/30/45 (144A) (b)	2,104,835	$2,074,669
SLM Private Education Loan Trust
9.184%, 1M TSFR + 4.864%, 10/15/41 (144A) (b)	1,957,384	2,058,258
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	121,207	117,324
2.990%, 01/15/53 (144A)	1,070,599	924,221
3.000%, 01/15/53 (144A)	69,429	61,794
3.500%, 12/17/40 (144A)	437,427	434,159
3.860%%, 01/15/53 (144A)	458,008	406,230
3.930%, 01/15/53 (144A)	36,792	33,037
5.447%, SOFR30A + 1.100%, 06/17/52 (144A) (b)	545,631	545,628
		21,305,367
Total Asset-Backed Securities (Cost $253,764,429)		243,853,748

Foreign Government—3.9%
Banks — 0.0%
Corp. Financiera de Desarrollo SA
4.750%, 07/15/25	200,000	199,727
Development Bank of Kazakhstan JSC
13.489%, 05/23/28 (144A) (KZT)	100,000,000	183,409
		383,136
Sovereign — 3.9%
Angola Government International Bonds
8.000%, 11/26/29	200,000	177,234
Argentina Republic Government International Bonds
1.000%, 07/09/29	35,460	27,482
3.500%, 07/09/41 (m)	70,800	40,890
4.125%, 07/09/35 (m)	73,800	46,112
5.000%, 01/09/38 (m)	46,300	30,446
Benin Government International Bonds
4.950%, 01/22/35 (EUR)	100,000	88,829
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	20,100,000	3,075,838
10.000%, 01/01/35 (BRL)	26,586,000	3,538,728
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/54 (EUR)	4,447,000	4,270,127
Chile Government International Bonds
3.750%, 01/14/32 (EUR)	155,000	167,182
4.340%, 03/07/42	200,000	171,418
Colombia Government International Bonds
8.000%, 04/20/33	115,000	118,174
8.000%, 11/14/35	380,000	381,710
Colombia TES
5.750%, 11/03/27 (COP)	2,131,100,000	457,079
6.000%, 04/28/28 (COP)	2,920,300,000	619,937
7.750%, 09/18/30 (COP)	3,528,200,000	723,270
Czech Republic Government Bonds
4.200%, 12/04/36 (CZK)	6,790,000	289,333
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	150,000	140,100
10.750%, 06/01/36 (144A) (DOP)	12,350,000	202,888
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ecuador Government International Bonds
5.000%, 07/31/40 (m)	135,351	$59,419
5.500%, 07/31/35 (m)	97,870	47,515
Egypt Government International Bonds
7.500%, 02/16/61 (144A)	634,000	423,132
El Salvador Government International Bonds
9.250%, 04/17/30	150,000	156,034
European Union
2.500%, 10/04/52 (EUR)	2,020,000	1,679,272
3.000%, 03/04/53 (EUR)	19,294,541	17,750,394
Ghana Government International Bonds
5.000%, 07/03/35 (144A) (m)	148,962	106,180
Guatemala Government Bonds
5.250%, 08/10/29 (144A)	73,000	71,511
6.600%, 06/13/36 (144A)	200,000	201,000
Hungary Government International Bonds
4.000%, 07/25/29 (EUR)	820,000	902,682
5.375%, 09/12/33 (EUR)	50,000	56,498
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	604,645
3.050%, 03/12/51	1,965,000	1,260,468
Indonesia Treasury Bonds
6.750%, 07/15/35 (IDR)	4,457,000,000	262,123
Israel Government International Bonds
5.750%, 03/12/54	1,440,000	1,321,338
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	100,000	95,425
5.250%, 03/22/30 (EUR)	327,000	336,758
7.625%, 01/30/33	200,000	194,486
8.075%, 04/01/36 (144A)	200,000	191,706
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	970,100,000	6,222,248
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	5,290,320	5,071,314
Lebanon Government International Bonds
6.650%, 11/03/28 (n)	271,000	43,401
6.850%, 03/23/27 (n)	106,000	17,051
Mexico Bonos
7.750%, 11/13/42 (MXN)	2,048,300	82,142
8.000%, 11/07/47 (MXN)	4,431,000	178,615
8.500%, 03/01/29 (MXN)	3,930,000	189,584
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,755,266
3.500%, 02/12/34	3,805,000	3,118,997
4.500%, 01/31/50	4,504,000	3,231,170
4.875%, 05/19/33	458,000	420,082
6.350%, 02/09/35	5,799,000	5,808,916
6.875%, 05/13/37	4,211,000	4,310,380
7.375%, 05/13/55	299,000	305,429
Nigeria Government International Bonds
7.143%, 02/23/30	209,000	189,145
10.375%, 12/09/34 (144A)	200,000	200,714
Oriental Republic of Uruguay
5.250%, 09/10/60	29,000	26,521
Pakistan Global Sukuk Programme Co. Ltd.
7.950%, 01/31/29	200,000	186,696
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	$1,211,980
4.500%, 04/01/56	1,811,000	1,101,812
6.400%, 02/14/35	200,000	187,340
Peru Government International Bonds
2.783%, 01/23/31	21,000	18,394
3.550%, 03/10/51	2,017,000	1,383,702
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,758,752
3.200%, 07/06/46	2,044,000	1,429,853
Republic of Poland Government Bonds
2.000%, 08/25/36 (PLN) (o)	538,566	122,291
2.750%, 10/25/29 (PLN)	2,846,000	661,743
4.750%, 07/25/29 (PLN)	2,649,000	670,116
5.750%, 04/25/29 (PLN)	5,279,000	1,386,928
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	18,842,850	911,941
8.000%, 01/31/30 (ZAR)	37,394,000	1,953,119
8.750%, 01/31/44 (ZAR)	4,506,000	192,382
Republic of South Africa Government International Bonds
5.000%, 10/12/46	200,000	137,610
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (EUR)	119,000	130,033
5.375%, 05/29/27 (144A) (EUR)	124,000	135,496
Romania Government International Bonds
2.124%, 07/16/31 (EUR)	37,000	32,719
2.125%, 03/07/28 (EUR)	32,000	32,844
5.250%, 11/25/27 (144A)	14,000	13,951
5.875%, 07/11/32 (144A) (EUR)	32,000	34,192
6.250%, 09/10/34 (144A) (EUR)	31,000	33,269
6.625%, 09/27/29 (EUR)	114,000	132,108
Saudi Government International Bonds
4.500%, 04/17/30	200,000	197,533
Sri Lanka Government International Bonds
4.000%, 04/15/28	136,710	127,824
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	10,052,000	224,663
30.000%, 09/12/29 (TRY)	8,160,000	189,503
U.K. Gilts
4.375%, 07/31/54 (GBP)	7,772,027	8,686,165
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (m)	6,180	3,203
Zero Coupon, 02/01/34 (144A) (m)	23,080	9,131
Zero Coupon, 02/01/35 (144A) (m)	19,500	10,725
Zero Coupon, 08/01/41 (b)	116,000	84,180
1.750%, 02/01/29 (144A) (m)	139,186	90,488
1.750%, 02/01/34 (m)	136,080	72,846
1.750%, 02/01/34 (144A) (m)	56,538	30,261
1.750%, 02/01/35 (144A) (m)	33,920	17,822
1.750%, 02/01/36 (m)	140,880	72,717
1.750%, 02/01/36 (144A) (m)	22,617	11,667
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,264,383
5.100%, 06/18/50	1,478,733	1,367,828
5.750%, 10/28/34	64,385	66,960
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Venezuela Government International Bonds
11.950%, 08/05/31 (n)	211,400	$42,283
Zambia Government International Bonds
0.500%, 12/31/53	70,000	42,855
		98,930,646
Total Foreign Government (Cost $108,880,359)		99,313,782

Common Stocks—0.9%
Aerospace & Defense — 0.1%
Boeing Co. (p)	1,285	219,157
Howmet Aerospace, Inc.	1,558	202,119
Lockheed Martin Corp.	398	177,791
TransDigm Group, Inc.	143	197,810
		796,877
Banks — 0.1%
Bank of America Corp.	4,784	199,636
Citigroup, Inc.	2,827	200,689
Flagstar Financial, Inc.	35,731	415,194
JPMorgan Chase & Co.	7,750	1,901,075
Wells Fargo & Co.	2,853	204,817
		2,921,411
Biotechnology — 0.0%
AbbVie, Inc.	880	184,378
Broadline Retail — 0.0%
Amazon.com, Inc. (p)	980	186,455
MercadoLibre, Inc. (p)	98	191,185
Rakuten Group, Inc. (p)	42,394	242,603
		620,243
Building Products — 0.0%
Trane Technologies PLC	563	189,686
Capital Markets — 0.0%
S&P Global, Inc.	390	198,159
Communications Equipment — 0.0%
CommScope Holding Co., Inc. (p)	48,144	255,645
Consumer Finance — 0.0%
Capital One Financial Corp.	1,162	208,347
Consumer Staples Distribution & Retail — 0.0%
Costco Wholesale Corp.	204	192,939
Walmart, Inc.	2,170	190,504
		383,443
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (p)	57,228	224,334
Electrical Equipment — 0.0%
Freewire Technologies † (j) (k) (p)	25	0
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
GE Vernova, Inc.	810	$247,277
Vertiv Holdings Co. - Class A	2,442	176,312
		423,589
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. - Class A (p)	19,901	510,461
Solaris Energy Infrastructure, Inc.	48,023	1,044,980
		1,555,441
Entertainment — 0.1%
Live Nation Entertainment, Inc. (h) (p)	1,552	202,660
Netflix, Inc. (p)	220	205,157
Take-Two Interactive Software, Inc. (p)	943	195,437
Warner Bros Discovery, Inc. (p)	18,898	202,775
		806,029
Financial Services — 0.0%
Mastercard, Inc. - Class A	355	194,583
Ground Transportation — 0.0%
Union Pacific Corp.	767	181,196
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp. (p)	2,023	204,080
Intuitive Surgical, Inc. (p)	395	195,632
Masimo Corp. (p)	1,152	191,923
Stryker Corp.	515	191,709
		783,344
Health Care Providers & Services — 0.0%
McKesson Corp.	290	195,167
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	13,856	106,968
Service Properties Trust	32,028	83,593
		190,561
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	3,810	250,812
Caesars Entertainment, Inc. (p)	10,266	256,650
Genius Sports Ltd. (p)	112,759	1,128,718
Golden Entertainment, Inc.	2,906	76,689
		1,712,869
Household Durables — 0.0%
Landsea Homes Corp. (p)	24,362	156,404
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	3,588	421,375
Insurance — 0.0%
Marsh & McLennan Cos., Inc.	807	196,932
Progressive Corp.	684	193,579
		390,511
Security Description	Shares	Value
Interactive Media & Services — 0.0%
Alphabet, Inc. - Class C	1,136	$177,477
Meta Platforms, Inc. - Class A	318	183,283
		360,760
IT Services — 0.0%
Snowflake, Inc. - Class A (p)	1,290	188,546
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	362	180,131
Lodging — 0.0%
Sonder Holdings, Inc. - Class A † (p)	4,351	8,702
Machinery — 0.0%
Ingersoll Rand, Inc.	2,282	182,628
Palladyne AI Corp. (h) (p)	1,162	6,833
		189,461
Media — 0.0%
Altice USA, Inc. - Class A † (p)	73,406	195,260
AMC Networks, Inc. - Class A (h) (p)	21,427	147,418
		342,678
Metals & Mining — 0.1%
Algoma Steel Group, Inc.	44,147	239,277
U.S. Steel Corp.	27,285	1,153,064
		1,392,341
Mortgage Real Estate Investment Trusts — 0.1%
Blackstone Mortgage Trust, Inc. - Class A (h) (q)	78,544	1,570,881
Oil, Gas & Consumable Fuels — 0.1%
Kinder Morgan, Inc.	29,668	846,428
Venture Global, Inc. - Class A (h)	1,377	14,183
Viper Energy, Inc.	3,843	173,511
		1,034,122
Pharmaceuticals — 0.0%
Eli Lilly & Co.	230	189,959
Professional Services — 0.0%
Amentum Holdings, Inc. (p)	21,539	392,010
Residential REITs — 0.0%
Invitation Homes, Inc.	20,048	698,673
Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp.	2,581	187,639
Micron Technology, Inc.	2,188	190,115
NVIDIA Corp.	1,782	193,133
		570,887
Software — 0.1%
ANSYS, Inc. (p)	598	189,303
Autodesk, Inc. (p)	766	200,539
Intuit, Inc.	330	202,617
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
IREN Ltd. (p)	19,934	$121,398
Microsoft Corp.	501	188,070
Samsara, Inc. - Class A (p)	5,594	214,418
ServiceNow, Inc. (p)	243	193,462
		1,309,807
Specialty Retail — 0.0%
Home Depot, Inc.	509	186,543
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	715	190,698
Wom New Holdco (k) (p)	1,032	29,928
		220,626
Total Common Stocks (Cost $22,451,493)		21,829,719

Floating Rate Loans (r)—0.8%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 9.939%, 1M TSFR + 5.500%, 10/25/28	360,794	295,851
Apparel — 0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 7.689%, 1M TSFR + 3.250%, 11/24/28	82,823	82,823
Auto Parts & Equipment — 0.0%
Emerald Technologies U.S. Acquisitionco, Inc.
Term Loan, 10.675%, 1M TSFR + 6.250%, 12/29/27	256,483	192,362
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, 10.399%, 3M TSFR + 6.000%, 01/24/30 †	75,000	18,187
Chemicals — 0.0%
Eastman Chemical Co.
2021 Term Loan B, 9.811%, 3M TSFR + 5.250%, 11/01/28	389,940	241,763
Commercial Services — 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.175%, 1M TSFR + 3.750%, 05/12/28	597,335	597,335
American Auto Auction Group LLC
2024 Term Loan B, 8.799%, 3M TSFR + 4.500%, 12/30/27	246,607	247,377
Digital Room Holdings, Inc.
2021 Term Loan, 9.675%, 1M TSFR + 5.250%, 12/21/28	501,490	499,609
Interface Security Systems LLC
Term Loan, 11.424%, 1M TSFR + 7.000%, 1.000% PIK, 08/07/25 † (i) (j) (k)	1,876,891	943,138
USAVFLOW II Ltd.
Term Loan B, 10.825%, 1M TSFR + 6.500%, 08/16/29 † (j) (k)	295,000	296,475
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Vaco Holdings LLC
2022 Term Loan, 9.449%, 3M TSFR + 5.000%, 01/21/29	270,456	$250,713
		2,834,647
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 11.200%, 1M TSFR + 6.875%, 12/21/27 † (j) (k)	797,133	788,205
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.908% - 13.950%, 3M TSFR + 9.620%, 06/30/28 † (j) (k) (s)	2,072,400	2,056,857
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 10.289% - 10.322%, 1M TSFR + 6.000%, 3M TSFR + 6.000%, 05/16/29 † (j) (k) (s) (t)	2,784,000	2,766,739
		5,611,801
Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
Term Loan B, 10.995%, 1M TSFR + 6.750%, 06/23/28 (j) (k)	174,970	178,032
Diversified Financial Services — 0.0%
CPPIB Capital, Inc.
Term Loan B, 7.049%, 3M TSFR + 2.750%, 08/20/31	424,866	422,652
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 7.802%, 3M TSFR + 3.250%, 10/02/28	1,294,567	1,157,828
ECL Entertainment LLC
2024 1st Lien Term Loan B, 7.825%, 1M TSFR + 3.500%, 08/31/30	850,875	857,257
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.825%, 1M TSFR + 3.500%, 04/26/30	313,345	309,525
Maverick Gaming LLC
2024 PIK Term Loan, 11.805%, 3M TSFR + 7.500%, 06/03/28	267,246	244,531
2024 Second Out Term Loan, 11.805%, 3M TSFR + 7.500%, 06/03/28	469,331	301,935
		2,871,076
Food — 0.0%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 8.439%, 1M TSFR + 4.000%, 06/09/28	189,352	185,234
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 11.391%, 3M TSFR + 7.000%, 11/01/29	274,000	141,110
Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.675%, 1M TSFR + 4.250%, 12/11/28	1,260,551	1,258,976
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (r)—(Continued)
Security Description	Principal Amount*	Value
Media — 0.1%
CSC Holdings LLC
2019 Term Loan B5, 9.000%, PRIME + 1.500%, 04/15/27 †	153,856	$145,074
DirecTV Financing LLC
2025 Term Loan B, 02/15/31 (u)	553,870	531,023
Term Loan, 9.552%, 3M TSFR + 5.000%, 08/02/27	44,610	44,737
		720,834
Oil & Gas — 0.0%
CVR Energy, Inc.
Term Loan B, 8.299%, 3M TSFR + 4.000%, 12/30/27	503,738	505,312
Oil & Gas Services — 0.2%
Northwind Midstream Partners LLC
Term Loan, 10.695%, 3M TSFR + 6.250%, 03/03/32	2,721,000	2,666,580
Solaris Energy Infrastructure LLC
Term Loan, 10.299%, 3M TSFR + 6.000%, 09/11/29 (j) (k)	1,604,000	1,604,000
		4,270,580
Pipelines — 0.0%
NGP XI Midstream Holdings LLC
Term Loan B, 7.799%, 3M TSFR + 3.500%, 07/25/31	203,490	204,762
Retail — 0.0%
Park River Holdings, Inc.
Term Loan, 7.822%, 3M TSFR + 3.250%, 12/28/27	87,942	81,347
WOOF Holdings, Inc.
1st Lien Term Loan, 8.311%, 3M TSFR + 3.750%, 12/21/27 †	138,522	74,109
		155,456
Software — 0.0%
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	68,775	69,978
ConnectWise LLC
2021 Term Loan B, 8.061%, 3M TSFR + 3.500%, 09/29/28	405,884	406,087
Veritas U.S., Inc.
2024 Priority Term Loan, 16.799%, 3M TSFR + 12.500%, 12/09/29	154,637	155,217
		631,282
Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.825%, 1M TSFR + 4.500%, 09/27/29	521,056	459,571
Total Floating Rate Loans (Cost $23,066,537)		21,282,311

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	646,261
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,416,267
Security Description	Principal Amount*/ Shares	Value

City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	$894,708
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	854,680
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	185,707
6.814%, 11/15/40	330,000	362,440
Municipal Electric Authority of Georgia
6.637%, 04/01/57	449,000	491,535
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	591,297
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	279,142
New York State Dormitory Authority
5.389%, 03/15/40	355,000	357,534
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,285,967
Port of Beaumont Navigation District
10.000%, 07/01/26	1,475,000	1,515,144
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,602,347
7.550%, 04/01/39	780,000	943,479
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,832,941	2,827,483
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	820,000	839,513
University of California
4.858%, 05/15/2112	239,000	205,575
Total Municipals (Cost $19,274,771)		17,299,079

Preferred Stocks—0.3%
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (j) (k)	2,628	2,595,150
IT Services — 0.2%
Versa Networks, Inc. - Series E, 12.000% PIK † (i) (j) (k)	678,151	3,587,419
Oil & Gas — 0.0%
Insight M, Inc. - Series D † (j) (k) (p)	481,839	103,692
Software — 0.0%
Lessen Holdings, Inc. † (j) (k) (p)	23,458	69,201
Total Preferred Stocks (Cost $5,048,898)		6,355,462

Convertible Bonds—0.0%
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (i)	546,844	546,844
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	26,520
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*/ Shares	Value
Media — 0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	459,000	$417,690
3.375%, 08/15/26	130,000	107,900
		525,590
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	59,507
Total Convertible Bonds (Cost $1,161,726)		1,158,461

Warrants—0.0%
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (j) (k) (p)	83,584	362,755
Lodging — 0.0%
Sonder Holdings, Inc. Expires 12/30/29 †	4,323	8,603
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (p)	102,425	28,679
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 † (j) (k) (p)	499,269	25,712
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (p)	2,636	3,717
Latch, Inc., Expires 06/04/26 (p)	6,439	0
		3,717
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (p)	12,581	2,531
Total Warrants (Cost $172,352)		431,997

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	323,082
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (p)	1,382	27,640
Cohesity Global, Inc. - Series G (p)	2,000	40,000
		67,640
Total Convertible Preferred Stocks (Cost $337,440)		390,722

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (j) (k) (p)	100,000	0
Security Description	Shares/ Principal Amount*	Value

Savings & Loans — 0.0%
Washington Mutual, Inc. (j) (k) (p)	8,777,000	$0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $61,050,569; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $62,266,127	61,045,058	61,045,058
Total Short-Term Investments (Cost $61,045,058)		61,045,058

Securities Lending Reinvestments (v)—0.2%
Repurchase Agreements—0.0%
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $372,257; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $379,702	372,212	372,212
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $6,534; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $6,664	6,533	6,533
		378,745
Time Deposit—0.0%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	293,618	293,618

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 4.270% (w)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (w)	700,000	700,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (w)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (w)	300,000	300,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (w)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (w)	700,000	700,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (w)	700,000	700,000
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (v)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (w)	700,000	$700,000
		5,200,000
Total Securities Lending Reinvestments (Cost $5,872,363)		5,872,363
Total Purchased Options—0.1% (x) (Cost $3,349,832)		1,577,071
Total Investments—112.3% (Cost $2,963,227,325)		2,834,106,782
Unfunded Loan Commitments—0.0% (Cost $(1,177,228))		(1,177,228)
Total Investments—112.3% (Cost $2,962,050,097)		2,832,929,554
Other assets and liabilities (net)—(12.3)%		(308,620,077)
Net Assets—100.0%		$2,524,309,477

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was
$28,880,634, which is 1.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Interest only security.
(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Principal only security.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2025, the market value of securities pledged was $313,717.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $5,519,778.
(g)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2025, the market value of securities pledged was $416,760.
(h)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $17,770,304 and the collateral received consisted of cash in the amount of $5,872,363 and non-cash collateral with a value of $12,435,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(i)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(j)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 1.5% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Perpetual bond with no specified maturity date.
(m)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)	Principal amount of security is adjusted for inflation.
(p)	Non-income producing security.
(q)	All or a portion of the security was pledged as collateral against exchanged traded options contracts. As of March 31, 2025, the market value of securities pledged was $240,000.
(r)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(s)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2025.
(t)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(u)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(v)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(w)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(x)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$507,671,103, which is 20.1% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Acropolis Trade & Investments Ltd., 11.035%, 04/02/28	03/28/25	USD	2,656,000	$2,656,000	$2,656,000
Alorica, Inc., 11.200%, 12/21/27	01/26/23	USD	797,133	792,704	788,205
Altice USA, Inc. - Class A	02/26/24-10/31/24		73,406	186,903	195,260
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26	04/16/24-07/25/24	USD	982,000	881,016	901,928
Coreweave Compute Acquisition Co. II LLC, 13.908% - 13.950%, 06/30/28	07/31/23	USD	2,072,400	2,069,730	2,056,857
Coreweave Compute Acquisition Co. IV LLC, 10.289% - 10.322%, 05/16/29	05/20/24-12/31/24	USD	2,784,000	2,784,000	2,766,739
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
CSC Holdings LLC, 5.500%, 04/15/27	08/08/23-08/16/23	USD	400,000	$367,364	$370,327
CSC Holdings LLC, 9.000%, 04/15/27	09/25/24	USD	153,856	140,214	145,074
CSC Holdings LLC, 11.250%, 05/15/28	02/27/24	USD	200,000	204,680	193,352
CSC Holdings LLC, 11.750%, 01/31/29	01/18/24	USD	247,000	247,000	239,551
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,595,150
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,087,061	3,134,000
Insight M, Inc. - Series D	01/31/24		481,839	164,500	103,692
Insight M, Inc., Expires 01/31/29	01/31/24-07/31/24		499,269	0	25,712
Interface Security Systems LLC, 11.424%, 08/07/25	08/13/19-02/28/25	USD	1,876,891	1,875,509	943,138
Knollwood CDO Ltd., 10.700%, 01/10/39	02/10/04	USD	1,358,353	1,358,353	136
Lessen Holdings, Inc.	01/05/23		23,458	303,694	69,201
Lessen, Inc., 12.310%, 01/05/28	01/05/23-12/31/24	USD	1,905,356	1,864,292	1,774,458
Naked Juice LLC, 10.399%, 01/24/30	01/20/22	USD	75,000	74,773	18,187
New Generation Gas Gathering LLC, 10.335%, 09/30/29	09/30/24-01/31/25	USD	896,054	883,484	882,613
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	402,793
Oceana Trust, 12.000%, 07/31/25	08/31/23	AUD	304,000	196,977	190,904
Oceana Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	497,405
Oceana Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	293,138
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-03/31/25	USD	1,331,106	1,313,151	1,349,475
Sonder Holdings, Inc. - Class A	08/13/24		4,351	43	8,702
Sonder Holdings, Inc., 13.090%, 12/10/27	01/19/22-03/31/25	USD	2,051,870	2,032,167	1,949,276
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	8,603
USAVFLOW II Ltd., 10.825%, 08/16/29	08/20/24	USD	295,000	295,000	296,475
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,984	3,587,419
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	362,755
WOOF Holdings, Inc., 8.311%, 12/21/27	12/11/20	USD	138,522	138,251	74,109
					$28,880,634
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,697,000)	$(2,353,975)	$(2,366,065)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(3,352,000)	(2,990,344)	(3,029,817)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(3,184,300)	(2,827,097)	(2,832,601)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(17,074,000)	(15,920,344)	(16,199,293)
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	(4,538,000)	(4,652,385)	(4,669,350)
Totals				$(28,744,145)	$(29,097,126)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	304,000	DBAG	04/24/25	USD	189,587	$402
AUD	281,500	TDB	04/24/25	USD	177,145	(1,219)
BRL	727,175	BBP	04/02/25	USD	126,637	793
BRL	783,444	BBP	04/02/25	USD	136,436	855
BRL	491,618	BBP	04/02/25	USD	85,000	1,151
BRL	2,291,111	BBP	04/02/25	USD	391,000	10,495
BRL	741,351	CBNA	04/02/25	USD	130,000	(85)
BRL	1,123,864	CBNA	04/02/25	USD	196,000	946
BRL	1,124,760	CBNA	04/02/25	USD	195,876	1,227
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,258,880	CBNA	04/02/25	USD	390,000	$5,847
BRL	1,077,802	GSI	04/02/25	USD	187,698	1,176
BRL	5,010,642	GSI	04/02/25	USD	872,600	5,467
BRL	5,038,697	GSI	05/05/25	USD	874,000	3,619
BRL	1,870,588	MSIP	04/02/25	USD	326,000	1,802
BRL	1,211,828	SSBT	04/02/25	USD	211,083	1,278
BRL	26,803,764	UBSA	06/18/25	USD	4,512,266	109,118
CAD	304,425	TDB	04/24/25	USD	212,900	(1,116)
CHF	174,876	BOA	04/24/25	USD	199,000	(813)
CLP	313,935,136	CBNA	04/24/25	USD	336,638	(6,044)
CNH	7,541,483	BOA	04/24/25	USD	1,041,000	(1,453)
COP	779,436,011	CBNA	04/24/25	USD	189,000	(3,169)
COP	812,075,177	CBNA	04/24/25	USD	195,000	(1,387)
CZK	20,377,844	HSBC	04/24/25	USD	884,000	(787)
EGP	7,312,482	BBP	05/27/25	USD	138,000	2,836
EGP	11,258,100	CBNA	06/23/25	USD	203,619	10,851
EGP	10,789,900	MSIP	12/22/25	USD	192,402	(1,887)
EUR	175,000	BBP	04/24/25	USD	188,394	1,058
EUR	778,800	GSI	04/24/25	USD	844,109	(997)
EUR	631,633	GSI	04/24/25	USD	684,154	(362)
EUR	122,903	JPMC	05/14/25	USD	134,114	(913)
EUR	3,995,000	SSBT	06/18/25	USD	4,354,869	(16,412)
EUR	27,799	UBSA	04/16/25	USD	30,037	44
GBP	619,000	SSBT	04/24/25	USD	800,904	(1,351)
HUF	196,191,051	NWM	04/24/25	USD	532,500	(6,442)
IDR	4,470,512,543	BOA	04/08/25	USD	269,796	58
IDR	4,470,512,543	GSI	04/08/25	USD	269,503	351
IDR	29,498,747,421	HSBC	06/18/25	USD	1,781,930	(7,036)
IDR	9,732,636,057	SCB	04/24/25	USD	589,000	(2,026)
INR	28,306,260	CBNA	04/16/25	USD	324,000	6,818
INR	16,732,800	JPMC	04/16/25	USD	192,000	3,558
JPY	7,631,727	JPMC	04/24/25	USD	51,100	(93)
MXN	2,572,664	GSI	04/24/25	USD	127,000	(1,664)
MXN	2,580,656	GSI	04/24/25	USD	126,000	(275)
MXN	27,933,783	NWM	04/24/25	USD	1,383,494	(22,609)
MYR	2,018,295	BBP	04/24/25	USD	457,000	(1,812)
NGN	81,599,382	CBNA	09/04/25	USD	51,385	(2,542)
NGN	81,599,382	CBNA	09/04/25	USD	51,385	(2,542)
NGN	84,479,992	MSIP	09/04/25	USD	51,200	(633)
PLN	810,337	DBAG	04/14/25	USD	209,857	(719)
PLN	1,929,104	MSIP	04/14/25	USD	488,818	9,061
PLN	432,983	NIP	04/24/25	USD	112,000	(294)
SGD	259,162	CIBC	04/24/25	USD	194,000	(869)
THB	12,865,913	SCB	04/24/25	USD	379,000	819
TRY	5,013,540	BBP	04/30/25	USD	126,000	1,536
TRY	6,401,834	BBP	05/07/25	USD	165,483	(4,039)
TRY	7,397,198	BBP	05/07/25	USD	190,485	(3,940)
TRY	1,868,225	BBP	05/07/25	USD	48,292	(1,179)
TRY	1,317,120	BBP	05/27/25	USD	32,000	389
TRY	2,513,582	BBP	06/02/25	USD	61,123	229
TRY	5,269,995	CBNA	04/07/25	USD	136,281	1,771
TRY	1,276,283	HSBC	04/21/25	USD	32,353	477
TRY	12,023,036	HSBC	04/21/25	USD	304,794	4,475
TRY	3,340,691	JPMC	04/21/25	USD	84,613	1,320
TRY	3,386,167	JPMC	04/21/25	USD	85,764	1,338
TRY	11,421,301	SSBT	05/27/25	USD	277,317	3,540
ZAR	4,508,486	TDB	04/24/25	USD	248,140	(2,670)
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	984,000	UBSA	06/18/25	USD	625,014	$9,772
BRL	783,444	BBP	04/02/25	USD	132,000	(5,291)
BRL	2,291,111	BBP	04/02/25	USD	398,995	(2,500)
BRL	491,618	BBP	04/02/25	USD	85,615	(536)
BRL	727,175	BBP	04/02/25	USD	127,000	(430)
BRL	730,739	BBP	05/05/25	USD	126,000	(1,277)
BRL	2,258,880	CBNA	04/02/25	USD	393,382	(2,464)
BRL	1,124,760	CBNA	04/02/25	USD	195,000	(2,103)
BRL	1,123,864	CBNA	04/02/25	USD	195,720	(1,226)
BRL	741,351	CBNA	04/02/25	USD	129,106	(809)
BRL	1,102,950	CBNA	05/05/25	USD	190,000	(2,107)
BRL	5,010,642	GSI	04/02/25	USD	874,000	(4,066)
BRL	1,077,802	GSI	04/02/25	USD	190,000	1,126
BRL	1,870,588	MSIP	04/02/25	USD	325,762	(2,041)
BRL	1,211,828	SSBT	04/02/25	USD	196,232	(16,130)
BRL	48,223,200	UBSA	06/18/25	USD	8,118,111	(196,316)
CLP	76,023,355	BOA	04/24/25	USD	81,358	1,300
CLP	42,622,778	BNP	04/24/25	USD	45,642	757
CLP	120,456,002	DBAG	04/24/25	USD	126,000	(848)
COP	7,639,573,365	CBNA	04/14/25	USD	1,811,484	(12,325)
COP	529,326,004	DBAG	04/24/25	USD	126,000	(200)
COP	2,192,935,499	HSBC	04/24/25	USD	523,250	416
CZK	7,192,602	MSIP	04/24/25	USD	312,118	378
EUR	124,000	ANZ	04/24/25	USD	134,414	174
EUR	197,090	ANZ	04/24/25	USD	213,642	277
EUR	486,755	ANZ	04/24/25	USD	527,638	688
EUR	809,324	ANZ	04/24/25	USD	877,284	1,128
EUR	221,564	BNY	06/18/25	USD	242,353	1,741
EUR	384,704	BNY	06/18/25	USD	420,800	3,022
EUR	31,000	BBP	04/16/25	USD	32,066	(1,480)
EUR	100,995	DBAG	05/07/25	USD	109,876	463
EUR	126,040	DBAG	05/14/25	USD	131,669	(4,932)
EUR	125,560	DBAG	05/14/25	USD	131,167	(4,913)
EUR	125,481	DBAG	05/14/25	USD	131,085	(4,910)
EUR	125,410	DBAG	05/14/25	USD	131,011	(4,907)
EUR	125,002	DBAG	05/14/25	USD	130,584	(4,891)
EUR	122,903	DBAG	05/14/25	USD	128,392	(4,809)
EUR	154,474	DBAG	06/18/25	USD	169,448	1,693
EUR	2,949,000	DBAG	06/18/25	USD	3,206,070	3,539
EUR	8,546,968	DBAG	06/18/25	USD	9,338,441	56,675
EUR	23,301,800	DBAG	06/18/25	USD	25,459,845	154,748
EUR	175,000	GSI	04/24/25	USD	189,188	(263)
EUR	31,905	NWM	04/16/25	USD	34,485	(39)
EUR	236,520	TDB	04/16/25	USD	242,555	(13,385)
EUR	52,921	TDB	04/16/25	USD	54,271	(2,995)
GBP	3,443,000	BNY	06/18/25	USD	4,464,797	17,626
GBP	54,000	DBAG	06/18/25	USD	69,957	207
GBP	2,436,000	NWM	06/18/25	USD	3,141,994	(4,479)
GBP	2,000	NWM	06/18/25	USD	2,578	(6)
GBP	5,290,900	NWM	06/18/25	USD	6,853,578	19,556
IDR	4,470,512,543	BOA	04/08/25	USD	269,503	(351)
IDR	4,470,512,468	BOA	05/28/25	USD	269,097	(69)
IDR	4,470,512,543	GSI	04/08/25	USD	273,476	3,622
INR	21,074,900	BOA	04/16/25	USD	245,000	(1,304)
INR	2,244,723	HSBC	04/24/25	USD	26,000	(216)
JPY	560,178,000	BNY	06/18/25	USD	3,825,391	58,406
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	368,620,001	SSBT	06/18/25	USD	2,506,564	$27,734
JPY	31,161,000	TDB	06/18/25	USD	212,012	2,466
MXN	3,850,119	GSI	04/24/25	USD	189,000	1,429
MXN	3,884,501	MSIP	06/06/25	USD	191,541	3,372
MXN	4,207,174	SSBT	06/06/25	USD	198,108	(5,691)
PLN	13,787,136	UBSA	04/14/25	USD	3,434,733	(123,561)
SGD	259,715	BNP	04/24/25	USD	194,000	457
THB	11,724,383	BBP	04/24/25	USD	346,000	(120)
TRY	2,513,582	BBP	04/02/25	USD	66,124	(114)
TRY	4,688,218	BBP	05/07/25	USD	120,726	2,497
TRY	5,530,140	BBP	07/31/25	USD	126,000	(753)
TRY	39,395,920	HSBC	05/07/25	USD	1,015,751	22,250
TRY	7,582,473	UBSA	05/07/25	USD	195,503	4,286
TRY	7,865,521	UBSA	05/07/25	USD	202,811	4,455
ZAR	5,796,315	CBNA	04/24/25	USD	315,000	(587)
ZAR	5,064,159	NIP	05/14/25	USD	276,434	1,154
ZAR	44,237,767	UBSA	05/14/25	USD	2,370,970	(33,730)
ZAR	5,338,848	UBSA	05/14/25	USD	293,497	3,285

Cross Currency Contracts to Buy
AUD	165,364	ANZ	04/24/25	EUR	96,000	(581)
COP	1,309,828,800	MSIP	04/24/25	GBP	240,000	2,281
EUR	117,000	GSI	04/24/25	NOK	1,337,079	(430)
EUR	511,000	HSBC	04/24/25	GBP	428,021	329
PLN	372,548	NWM	04/24/25	EUR	89,000	(235)
ZAR	5,318,320	CBNA	04/24/25	EUR	270,000	(2,734)
Net Unrealized Appreciation						$35,481
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/25	308	USD	36,122,625	$225,713
U.S. Treasury Note 2 Year Futures	06/30/25	2,127	USD	440,654,580	696,499
U.S. Treasury Note 5 Year Futures	06/30/25	1,674	USD	181,053,563	1,259,311

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/25	(96)	CAD	(11,918,400)	(1,484)
Euro STOXX 50 Index Futures	06/20/25	(29)	EUR	(1,504,810)	60,777
Euro-Bobl Futures	06/06/25	(3)	EUR	(353,370)	(305)
Euro-Bund Futures	06/06/25	(3)	EUR	(386,490)	(4,804)
Euro-Buxl 30 Year Bond Futures	06/06/25	(51)	EUR	(6,082,260)	273,282
Russell 2000 Index E-Mini Futures	06/20/25	(7)	USD	(709,485)	11,846
U.S. Treasury Note 10 Year Futures	06/18/25	(125)	USD	(13,902,344)	(46,479)
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(466)	USD	(53,182,250)	(158,166)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(53)	USD	(6,479,250)	(8,276)
Net Unrealized Appreciation					$2,307,914
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.638	04/08/25	BOA	518,000	AUD	518,000	$880	$199	$(681)
AUD Call/USD Put	USD	0.640	04/10/25	BNP	38,038,000	AUD	38,038,000	136,013	14,903	(121,110)
AUD Call/USD Put	USD	0.665	06/16/25	UBSA	61,600	AUD	61,600	5,541	2,635	(2,906)
BRL Call/USD Put	BRL	5.750	04/10/25	MSIP	391,000	USD	391,000	4,386	4,841	455
CLP Call/USD Put	CLP	950.000	04/08/25	BOA	32,000	USD	32,000	5,148	16,675	11,527
CZK Call/EUR Put	CZK	24.500	06/06/25	BOA	61,000	EUR	61,000	6,659	5,669	(990)
EUR Call/NOK Put	NOK	11.800	05/08/25	BBP	181,000	EUR	181,000	342	211	(131)
EUR Call/USD Put	USD	1.070	04/03/25	BNP	622,000	EUR	622,000	3,821	7,901	4,080
EUR Call/USD Put	USD	1.080	05/05/25	BNP	616,000	EUR	616,000	6,586	7,595	1,009
JPY Call/CNH Put	JPY	19.000	04/30/25	JPMC	484,000	CNH	484,000	8,283	886	(7,397)
JPY Call/USD Put	JPY	144.000	08/07/25	UBSA	653,000	USD	653,000	3,761	2,770	(991)
JPY Call/USD Put	JPY	147.000	05/19/25	UBSA	392,000	USD	392,000	863	824	(39)
JPY Call/USD Put	JPY	150.000	06/05/25	UBSA	782,000	USD	782,000	5,325	6,595	1,270
KRW Call/USD Put	KRW	1460.000	04/29/25	SCB	316,000	USD	316,000	1,855	1,871	16
MXN Call/USD Put	MXN	19.900	04/15/25	DBAG	195,000	USD	195,000	647	293	(354)
MXN Call/USD Put	MXN	19.900	06/17/25	UBSA	389,000	USD	389,000	837	420	(417)
NOK Call/EUR Put	NOK	11.550	05/08/25	GSI	361,000	EUR	361,000	2,477	6,747	4,270
SGD Call/USD Put	SGD	1.330	04/03/25	HSBC	659,000	USD	659,000	2,260	86	(2,174)
TRY Call/USD Put	TRY	36.750	04/04/25	BOA	16,500	USD	16,500	3,160	2	(3,158)
TRY Call/USD Put	TRY	40.000	05/29/25	GSI	95,000	USD	95,000	1,572	2,083	511
USD Call/BRL Put	BRL	6.000	04/02/25	BBP	391,000	USD	391,000	6,448	2	(6,446)
USD Call/BRL Put	BRL	6.150	04/02/25	MSIP	293,300	USD	293,300	678	—	(678)
USD Call/CAD Put	CAD	1.465	04/17/25	UBSA	647,000	USD	647,000	1,469	1,020	(449)
USD Call/CAD Put	CAD	1.480	05/16/25	HSBC	19,000	USD	19,000	1,805	2,033	228
USD Call/CAD Put	CAD	1.525	07/18/25	UBSA	32,000	USD	32,000	1,702	1,798	96
USD Call/CNH Put	CNH	7.350	04/30/25	JPMC	666,000	USD	666,000	6,134	750	(5,384)
USD Call/CNH Put	CNH	7.350	07/02/25	HSBC	692,000	USD	692,000	2,242	1,592	(650)
USD Call/CNH Put	CNH	7.630	04/30/25	HSBC	69,000	USD	69,000	6,231	165	(6,066)
USD Call/EUR Put	USD	0.990	04/16/25	MSIP	32,895,000	EUR	32,895,000	68,893	—	(68,893)
USD Call/EUR Put	USD	1.005	04/30/25	BNP	31,000	EUR	31,000	4,303	108	(4,195)
USD Call/EUR Put	USD	1.010	04/16/25	GSI	32,895,000	EUR	32,895,000	276,010	142	(275,868)
USD Call/EUR Put	USD	1.013	05/08/25	JPMC	387,500	EUR	387,500	1,390	56	(1,334)
USD Call/EUR Put	USD	1.020	04/16/25	HSBC	65,000	EUR	65,000	4,976	213	(4,763)
USD Call/EUR Put	USD	1.020	07/15/25	BBP	900,000	EUR	900,000	1,691	1,645	(46)
USD Call/EUR Put	USD	1.043	05/08/25	UBSA	775,000	EUR	775,000	4,909	829	(4,080)
USD Call/EUR Put	USD	1.055	07/15/25	UBSA	600,000	EUR	600,000	3,954	3,702	(252)
USD Call/EUR Put	USD	1.080	04/16/25	BOA	593,000	EUR	593,000	2,432	3,833	1,401
USD Call/INR Put	INR	88.000	04/30/25	SCB	33,500	USD	33,500	3,040	876	(2,164)
USD Call/MXN Put	MXN	20.400	04/15/25	CBNA	195,000	USD	195,000	1,708	2,781	1,073
USD Call/MXN Put	MXN	21.000	04/14/25	CBNA	506,000	USD	506,000	2,043	2,221	178
USD Call/THB Put	THB	34.300	04/29/25	SCB	379,000	USD	379,000	2,027	1,781	(246)
USD Call/TWD Put	TWD	34.600	08/29/25	SCB	52,000	USD	52,000	3,978	4,577	599
ZAR Call/USD Put	ZAR	18.180	04/15/25	BOA	379,000	USD	379,000	2,496	2,357	(139)
Totals								$610,975	$115,687	$(495,288)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1Yr. IRS	3.740%	SOFR	Pay	05/16/25	CBNA	137,781,000	USD	137,781,000	$297,250	$89,467	$(207,783)
Call - OTC - 1Yr. IRS	3.740%	SOFR	Pay	05/16/25	CBNA	275,561,000	USD	275,561,000	548,517	178,933	(369,584)
Call - OTC - 1Yr. IRS	3.740%	SOFR	Pay	05/16/25	GSI	525,906,000	USD	525,906,000	1,120,179	341,492	(778,687)
Call - OTC - 10 Yr. IRS	3.930%	SOFR	Pay	03/29/27	MSIP	2,577,900	USD	2,577,900	108,852	116,007	7,155
Call - OTC - 10 Yr. IRS	4.000%	SOFR	Pay	03/29/27	BNP	634,000	USD	634,000	26,501	30,434	3,933
Call - OTC - 10 Yr. IRS	4.340%	SOFR	Pay	01/13/27	DBAG	736,505	USD	736,505	32,189	45,855	13,666
Call - OTC - 10 Yr. IRS	4.350%	SOFR	Pay	01/13/27	DBAG	736,505	USD	736,505	31,744	46,239	14,495
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Purchased Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	3.930%	SOFR	Receive	03/29/27	MSIP	2,577,900	USD	2,577,900	$108,852	$103,486	$(5,366)
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Receive	03/29/27	BNP	634,000	USD	634,000	26,501	23,935	(2,566)
Put - OTC - 10 Yr. IRS	4.340%	SOFR	Receive	01/13/27	DBAG	736,505	USD	736,505	31,438	19,148	(12,290)
Put - OTC - 10 Yr. IRS	4.350%	SOFR	Receive	01/13/27	DBAG	736,505	USD	736,505	31,743	18,962	(12,781)
Totals									$2,363,766	$1,013,958	$(1,349,808)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	3.000%	ITRX.EUR.XOVER.42.V2	Buy	04/16/25	MSIP	1,392,000	EUR	1,392,000	$12,449	$16,372	$3,923

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	115.000	04/25/25	3	USD	3,000	$2,278	$1,453	$(825)

Interest Rate Spread Options	Strike Spread	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. - 10 Yr. SOFR CMS Curve	0.401%	08/19/25	GSI	588,350,000	USD	588,350,000	$360,364	$429,601	$69,237
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.638	04/08/25	MSIP	(518,000)	AUD	(518,000)	$(3,086)	$(199)	$2,887
AUD Call/USD Put	USD	0.638	05/28/25	BOA	(518,000)	AUD	(518,000)	(3,320)	(2,212)	1,108
AUD Call/USD Put	USD	0.640	04/10/25	MSIP	(38,038,000)	AUD	(38,038,000)	(202,482)	(14,903)	187,579
BRL Call/USD Put	BRL	5.750	04/10/25	BBP	(391,000)	USD	(391,000)	(2,729)	(4,949)	(2,220)
BRL Call/USD Put	BRL	5.750	05/29/25	MSIP	(391,000)	USD	(391,000)	(7,044)	(7,589)	(545)
CLP Call/USD Put	CLP	930.000	05/29/25	CBNA	(396,000)	USD	(396,000)	(4,815)	(4,752)	63
CLP Call/USD Put	CLP	950.000	04/08/25	BOA	(16,000)	USD	(16,000)	(7,450)	(8,338)	(888)
CLP Call/USD Put	CLP	950.000	04/08/25	BOA	(16,000)	USD	(16,000)	(11,112)	(8,338)	2,774
EUR Call/NOK Put	NOK	12.000	05/08/25	GSI	(361,000)	EUR	(361,000)	(1,200)	(123)	1,077
EUR Call/USD Put	USD	1.100	05/05/25	BNP	(1,232,000)	EUR	(1,232,000)	(5,816)	(5,834)	(18)
MXN Call/USD Put	MXN	19.900	04/15/25	CBNA	(195,000)	USD	(195,000)	(1,532)	(293)	1,239
MXN Call/USD Put	MXN	20.100	05/28/25	UBSA	(189,000)	USD	(189,000)	(2,697)	(1,663)	1,034
MXN Call/USD Put	MXN	20.250	04/01/25	MSIP	(196,000)	USD	(196,000)	(1,621)	(30)	1,591
TRY Call/USD Put	TRY	37.000	04/04/25	BOA	(163,000)	USD	(163,000)	(1,384)	(1)	1,383
TRY Call/USD Put	TRY	39.500	05/16/25	GSI	(190,000)	USD	(190,000)	(3,192)	(3,023)	169
USD Call/BRL Put	BRL	6.150	04/02/25	BBP	(586,500)	USD	(586,500)	(5,660)	—	5,660
USD Call/CLP Put	CLP	950.000	05/23/25	BOA	(254,000)	USD	(254,000)	(3,658)	(5,079)	(1,421)
USD Call/EUR Put	USD	0.990	04/16/25	GSI	(32,895,000)	EUR	(32,895,000)	(144,637)	—	144,637
USD Call/EUR Put	USD	1.010	04/16/25	MSIP	(32,895,000)	EUR	(32,895,000)	(144,126)	(142)	143,984
USD Call/EUR Put	USD	1.013	05/08/25	UBSA	(775,000)	EUR	(775,000)	(2,304)	(111)	2,193
USD Call/EUR Put	USD	1.020	07/15/25	UBSA	(900,000)	EUR	(900,000)	(2,002)	(1,615)	387
USD Call/KRW Put	KRW	1,500.000	04/29/25	SCB	(316,000)	USD	(316,000)	(1,071)	(1,065)	6
USD Call/MXN Put	MXN	22.000	05/29/25	CBNA	(253,000)	USD	(253,000)	(1,350)	(1,394)	(44)
USD Call/TRY Put	TRY	48.000	05/29/25	GSI	(47,500)	USD	(47,500)	(495)	(645)	(150)
ZAR Call/USD Put	ZAR	18.400	04/15/25	GSI	(194,853)	USD	(194,853)	(2,580)	(2,389)	191
Totals								$(567,363)	$(74,687)	$492,676
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Written Options — (Continued)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1Yr. IRS	2.940%	SOFR	Receive	05/16/25	GSI	(525,906,000)	USD	(525,906,000)	$(305,025)	$(16,424)	$288,601
Call - OTC - 1Yr. IRS	2.940%	SOFR	Receive	05/16/25	CBNA	(275,561,000)	USD	(275,561,000)	(121,397)	(8,606)	112,791
Call - OTC - 1Yr. IRS	2.940%	SOFR	Receive	05/16/25	CBNA	(137,781,000)	USD	(137,781,000)	(67,156)	(4,303)	62,853
Call - OTC - 2 Yr. IRS	3.700%	SOFR	Receive	05/27/25	GSI	(2,715,000)	USD	(2,715,000)	(6,971)	(9,340)	(2,369)
Call - OTC - 5 Yr. IRS	3.700%	PRIBOR	Receive	06/26/25	MSIP	(10,320,000)	CZK	(10,320,000)	(4,373)	(4,382)	(9)
Totals									$(504,922)	$(43,055)	$461,867

Interest Rate Spread Options	Strike Spread	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. - 10 Yr. SOFR CMS Curve	0.801%	08/19/25	GSI	(588,350,000)	USD	(588,350,000)	$(81,486)	$(90,547)	$(9,061)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	2.875%	ITRX.EUR.XOVER.42.V2	Sell	04/16/25	MSIP	(696,000)	EUR	(696,000)	$(1,575)	$(572)	$1,003

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	111.500	04/25/25	(3)	USD	(3,000)	$(2,152)	$(1,922)	$230
Put - U.S. Treasury Note 10 Year Futures	USD	113.000	04/25/25	(5)	USD	(5,000)	(1,398)	(781)	617
Totals							$(3,550)	$(2,703)	$847

Exchange-Traded Option Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Steel Corp.	USD	45.000	05/16/25	(83)	USD	(8,300)	$(19,763)	$(28,635)	$(8,872)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.800%	Annually	05/16/26	USD	50,240,000	$(38,781)	$91	$(38,872)
Pay	12M SOFR	Annually	3.900%	Annually	05/16/26	USD	36,611,000	7,439	67	7,372
Pay	1M TIIE	Monthly	8.080%	Monthly	03/07/28	MXN	15,578,000	3,576	4	3,572
Pay	1M TIIE	Monthly	8.470%	Monthly	02/25/26	MXN	29,206,000	3,681	3	3,678
Pay	3M PRIBOR	Quarterly	3.306%	Quarterly	03/20/29	CZK	23,120,704	(7,501)	(18,031)	10,530
Pay	6M BUBOR	Semi-Annually	6.500%	Semi-Annually	03/19/27	HUF	408,309,000	(1,764)	5	(1,769)
Pay	6M BUBOR	Semi-Annually	6.550%	Semi-Annually	03/19/30	HUF	58,260,000	(1,118)	2	(1,120)
Pay	6M EURIBOR	Semi-Annually	2.184%	Semi-Annually	11/07/54	EUR	919,000	(90,146)	35	(90,181)
Pay	6M EURIBOR	Semi-Annually	2.260%	Semi-Annually	10/22/54	EUR	590,000	(47,877)	(2,823)	(45,054)
Pay	6M EURIBOR	Semi-Annually	2.441%	Semi-Annually	06/24/54	EUR	828,000	(34,686)	31	(34,717)
Pay	6M MIBOR	Semi-Annually	6.003%	Semi-Annually	03/19/30	INR	66,922,500	3,326	9	3,317
Pay	6M PRIBOR	Semi-Annually	3.560%	Semi-Annually	06/18/30	CZK	4,817,000	(72)	2	(74)
Pay	6M PRIBOR	Semi-Annually	3.660%	Semi-Annually	06/18/30	CZK	4,128,000	750	493	257
Pay	6M PRIBOR	Semi-Annually	3.686%	Semi-Annually	03/19/30	CZK	7,286,580	1,823	4	1,819
Pay	6M WIBOR	Semi-Annually	4.883%	Semi-Annually	03/19/30	PLN	1,204,312	3,332	3	3,329
Pay	6M WIBOR	Semi-Annually	4.905%	Semi-Annually	03/19/30	PLN	890,000	2,681	2	2,679
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M WIBOR	Semi-Annually	4.940%	Semi-Annually	03/19/30	PLN	2,007,188	$6,833	$5	$6,828
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	03/19/28	CNY	5,749,500	(136)	5	(141)
Receive	12M CPURNSA	Maturity	2.531%	Maturity	04/15/29	USD	4,742,500	41,323	(876)	42,199
Receive	12M CPURNSA	Maturity	2.536%	Maturity	04/15/29	USD	4,992,500	42,311	(726)	43,037
Receive	12M CPURNSA	Maturity	2.684%	Maturity	04/15/29	USD	4,823,000	6,792	56	6,736
Receive	12M CPURNSA	Maturity	2.685%	Maturity	04/15/29	USD	4,822,000	6,560	57	6,503
Receive	12M CPURNSA	Maturity	2.688%	Maturity	04/15/28	USD	5,991,500	53,068	1,012	52,056
Receive	12M CPURNSA	Maturity	2.688%	Maturity	04/15/29	USD	9,645,000	11,964	114	11,850
Receive	12M CPURNSA	Maturity	2.691%	Maturity	04/15/28	USD	6,241,500	54,118	858	53,260
Receive	12M CPURNSA	Maturity	2.724%	Maturity	04/15/29	USD	9,645,000	(4,705)	114	(4,819)
Receive	12M CPURNSA	Maturity	2.834%	Maturity	04/15/28	USD	12,057,000	18,846	103	18,743
Receive	12M CPURNSA	Maturity	2.835%	Maturity	04/15/28	USD	6,028,000	9,045	51	8,994
Receive	12M CPURNSA	Maturity	2.836%	Maturity	04/15/28	USD	6,028,000	8,895	52	8,843
Receive	12M CPURNSA	Maturity	2.870%	Maturity	04/15/28	USD	12,057,000	(2,728)	104	(2,832)
Receive	12M SOFR	Annually	3.380%	Annually	10/09/34	USD	2,569,500	84,608	40	84,568
Receive	12M SOFR	Annually	3.794%	Annually	05/16/26	USD	50,240,000	41,867	91	41,776
Receive	12M SOFR	Annually	3.814%	Annually	05/16/26	USD	36,611,000	23,263	26,426	(3,163)
Receive	12M TONA	Annually	0.998%	Annually	03/12/27	JPY	3,395,348,847	(2,709)	74	(2,783)
Receive	12M TONA	Annually	1.018%	Annually	03/12/27	JPY	7,697,595,372	(16,723)	170	(16,893)
Receive	12M TONA	Annually	1.027%	Annually	03/12/27	JPY	8,309,049,195	(22,434)	182	(22,616)
Receive	1M TIIE	Monthly	8.970%	Monthly	12/14/29	MXN	5,207,000	(9,519)	3	(9,522)
Receive	1M TIIE	Monthly	9.305%	Monthly	01/09/26	MXN	4,879,000	(1,898)	—	(1,898)
Receive	1M TIIE	Monthly	9.450%	Monthly	01/03/35	MXN	10,947,000	(39,400)	9	(39,409)
Receive	3M JIBAR	Quarterly	7.936%	Quarterly	03/19/30	ZAR	15,559,000	(6,645)	9	(6,654)
Receive	3M JIBAR	Quarterly	7.970%	Quarterly	06/06/26	ZAR	15,231,500	(4,865)	4	(4,869)
Receive	3M JIBAR	Quarterly	8.145%	Quarterly	05/07/26	ZAR	21,592,000	(8,571)	3	(8,574)
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/19/54	EUR	792,000	35,421	30	35,391
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/20/54	EUR	1,184,000	52,917	45	52,872
Receive	6M EURIBOR	Semi-Annually	2.456%	Semi-Annually	03/22/54	EUR	1,250,000	48,488	(1,740)	50,228
Receive	6M EURIBOR	Semi-Annually	2.490%	Semi-Annually	02/19/54	EUR	5,160,760	164,508	(42,718)	207,226
Receive	6M EURIBOR	Semi-Annually	2.506%	Semi-Annually	02/20/54	EUR	4,730,760	134,759	(55,603)	190,362
Receive	6M EURIBOR	Semi-Annually	2.511%	Semi-Annually	03/01/54	EUR	2,978,000	79,821	(38,783)	118,604
Receive	6M EURIBOR	Semi-Annually	2.513%	Semi-Annually	02/20/54	EUR	6,031,000	161,966	(80,657)	242,623
Receive	6M EURIBOR	Semi-Annually	2.543%	Semi-Annually	04/22/54	EUR	4,840,000	95,087	(9,741)	104,828
Receive	6M MIBOR	Semi-Annually	6.070%	Semi-Annually	03/19/35	INR	7,737,500	(491)	1	(492)
Receive	6M WIBOR	Semi-Annually	5.127%	Semi-Annually	03/19/27	PLN	2,131,125	(2,349)	3	(2,352)
Receive	6M WIBOR	Semi-Annually	5.135%	Semi-Annually	12/20/25	PLN	3,744,000	3,502	3,097	405
Receive	6M WIBOR	Semi-Annually	5.140%	Semi-Annually	03/19/27	PLN	3,551,875	(4,133)	4	(4,137)
Receive	6M WIBOR	Semi-Annually	5.160%	Semi-Annually	09/19/26	PLN	3,700,406	(956)	5	(961)
Totals								$862,363	$(218,220)	$1,080,583
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	9.785%	Maturity	01/04/27	BNP	BRL	6,246,000	$(114,320)	$—	$(114,320)
Pay	1-Day CDI	Maturity	10.315%	Maturity	01/04/27	BOA	BRL	87,703	(1,326)	—	(1,326)
Pay	1-Day CDI	Maturity	10.808%	Maturity	07/01/25	BNP	BRL	6,669,000	(15,932)	—	(15,932)
Pay	1-Day CDI	Maturity	10.975%	Maturity	07/01/25	BNP	BRL	4,178,000	(8,781)	—	(8,781)
Pay	1-Day CDI	Maturity	13.015%	Maturity	01/02/29	BBP	BRL	2,622,000	(24,512)	—	(24,512)
Pay	1-Day CDI	Maturity	13.085%	Maturity	01/04/27	BOA	BRL	5,360,626	(24,902)	—	(24,902)
Pay	1-Day CDI	Maturity	13.148%	Maturity	01/02/29	GSI	BRL	1,905,700	(16,070)	—	(16,070)
Pay	1-Day CDI	Maturity	14.480%	Maturity	01/04/27	BOA	BRL	3,170,000	(3,069)	—	(3,069)
Pay	1-Day CDI	Maturity	14.550%	Maturity	01/04/27	BOA	BRL	2,236,000	(1,951)	—	(1,951)
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
OTC Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M COP-IBR	Maturity	8.620%	Maturity	11/05/25	JPMC	COP	7,068,327,000	$4,777	$—	$4,777
Receive	12M COP-IBR	Quarterly	8.730%	Quarterly	01/14/30	MSIP	COP	825,424,531	(1,022)	—	(1,022)
Receive	12M COP-IBR	Quarterly	8.775%	Quarterly	01/14/30	MSIP	COP	284,198,714	(470)	—	(470)
Receive	12M COP-IBR	Maturity	9.730%	Maturity	05/10/25	MSIP	COP	2,293,115,027	(76)	—	(76)
Receive	12M COP-IBR	Maturity	9.810%	Maturity	05/10/25	JPMC	COP	3,427,845,973	(181)	—	(181)
Receive	1-Day CDI	Maturity	10.970%	Maturity	01/04/27	BBP	BRL	7,207,000	87,273	—	87,273
Receive	1-Day CDI	Maturity	11.573%	Maturity	01/04/27	BNP	BRL	3,183,000	30,257	—	30,257
Receive	1-Day CDI	Maturity	15.410%	Maturity	01/04/27	CBNA	BRL	3,128,300	(8,266)	—	(8,266)
Totals									$(98,571)	$—	$(98,571)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bonds 10.375%, due on 01/28/33	(1.000%)	Quarterly	06/20/30	2.254%	USD	629,000	$35,984	$34,116	$1,868
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43.V1	(5.000%)	Quarterly	12/20/29	3.629%	USD	1,838,000	$(98,320)	$(109,839)	$11,519
ITRX.EUR.43.V1	(1.000%)	Quarterly	06/20/30	0.639%	EUR	2,890,000	(54,490)	(64,312)	9,822
ITRX.EUR.XOVER.43.V1	(5.000%)	Quarterly	06/20/30	3.282%	EUR	1,303,268	(104,308)	(118,670)	14,362
ITRX.FINSR.43.V1	(1.000%)	Quarterly	06/20/30	0.694%	EUR	9,090,000	(144,585)	(174,375)	29,790
Totals							$(401,703)	$(467,196)	$65,493
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	3.771%	USD	115,449,124	$5,975,416	$6,707,228	$(731,812)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	12/20/29	BOA	0.320%	USD	5,854,000	$(172,843)	$(153,771)	$(19,072)
American Express Co. 4.050%, due on 05/03/29	(1.000%)	Quarterly	12/20/29	GSI	0.376%	USD	3,000,000	(81,132)	(80,421)	(711)
Avis Budget Car Rental LLC/Avis Budget 4.750%, due on 04/01/28	(5.000%)	Quarterly	06/20/25	JPMC	1.395%	USD	480,000	(3,841)	2,651	(6,492)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	12/20/28	DBAG	0.727%	USD	700,000	(6,604)	(2,546)	(4,058)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	06/20/29	JPMC	0.770%	USD	700,000	(6,222)	7,089	(13,311)
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/30	MSIP	1.860%	USD	1,445,000	56,922	62,193	(5,271)
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.604%	EUR	600,000	$(8,024)	$32,402	$(40,426)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.604%	EUR	352,000	(4,707)	12,368	(17,075)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.604%	EUR	117,000	(1,565)	4,111	(5,676)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.604%	EUR	131,000	(1,752)	4,851	(6,603)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	12/20/29	GSI	0.421%	USD	2,879,000	(72,198)	(73,245)	1,047
Mexico Government International Bonds 4.150%, due on 03/28/27	(1.000%)	Quarterly	06/20/30	BBP	1.362%	USD	708,000	11,848	11,385	463
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/30	GSI	3.152%	USD	733,000	69,188	57,663	11,525
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.363%	EUR	134,000	(2,894)	3,921	(6,815)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.363%	EUR	37,000	(799)	1,326	(2,125)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.363%	EUR	112,000	(2,419)	3,854	(6,273)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.363%	EUR	117,000	(2,527)	4,520	(7,047)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.363%	EUR	1,000,000	(21,595)	23,106	(44,701)
Totals								$(251,164)	$(78,543)	$(172,621)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	DBAG	0.499%	USD	2,618	$—	$(1)	$1
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.418%	USD	1,069,331	(358)	12,692	(13,050)
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.418%	USD	21,583	(7)	281	(288)
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	CBNA	43.216%	USD	500,000	89,062	14,986	74,076
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	MSIP	43.216%	USD	105,000	18,703	5,153	13,550
Totals								$107,400	$33,111	$74,289
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.10	3.000%	Monthly	11/17/59	JPMC	18.082%	USD	40,000	$(7,763)	$(3,480)	$(4,283)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	DBAG	43.216%	USD	467,000	(83,184)	(55,779)	(27,405)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSIP	43.216%	USD	138,000	(24,581)	(161)	(24,420)
Totals								$(115,528)	$(59,420)	$(56,108)
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.000%	Quarterly	05/06/25	GSI	GSC Intraday Delta Replication VX Series 5 Excess Return Strategy	USD	13,903,031	$38,907	$—	$38,907

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	06/20/25	MSIP	Markit iBoxx USD Liquid Investment Grade Index	USD	1,750,000	$(12,966)	$14	$(12,980)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,493,836,968	$—	$1,493,836,968
Corporate Bonds & Notes
Aerospace/Defense	—	4,992,412	—	4,992,412
Agriculture	—	15,689,621	—	15,689,621
Airlines	—	2,769,850	—	2,769,850
Apparel	—	20,854	—	20,854
Auto Manufacturers	—	1,821,815	—	1,821,815
Auto Parts & Equipment	—	391,035	—	391,035
Banks	—	121,445,679	—	121,445,679
Beverages	—	81,894	—	81,894
Biotechnology	—	2,007,662	—	2,007,662
Chemicals	—	548,243	—	548,243
Commercial Services	—	625,285	—	625,285
Computers	—	8,256,953	—	8,256,953
Diversified Financial Services	—	21,835,401	—	21,835,401
Electric	—	81,012,994	—	81,012,994
Energy-Alternate Sources	—	374,876	1,452,093	1,826,969
Engineering & Construction	—	382,400	—	382,400
Entertainment	—	14,998,395	—	14,998,395
Environmental Control	—	164,922	—	164,922
Food	—	451,320	—	451,320
Gas	—	1,073,713	882,613	1,956,326
Healthcare-Products	—	1,081,974	—	1,081,974
Healthcare-Services	—	7,944,802	—	7,944,802
Home Builders	—	5,858,379	6,381,715	12,240,094
Insurance	—	1,132,295	—	1,132,295
Internet	—	5,865,177	—	5,865,177
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$11,363,641	$—	$11,363,641
Iron/Steel	—	804,301	—	804,301
Lodging	—	283,890	1,949,276	2,233,166
Machinery-Construction & Mining	—	794,645	—	794,645
Media	—	11,581,374	—	11,581,374
Mining	—	5,105,913	—	5,105,913
Oil & Gas	—	84,456,495	1,349,475	85,805,970
Packaging & Containers	—	1,591,995	—	1,591,995
Pharmaceuticals	—	1,351,431	—	1,351,431
Pipelines	—	61,908,476	—	61,908,476
Real Estate	—	805,575	6,120,587	6,926,162
Real Estate Investment Trusts	—	40,933,720	—	40,933,720
Retail	—	902,706	—	902,706
Semiconductors	—	10,184,650	—	10,184,650
Software	—	22,597,666	—	22,597,666
Telecommunications	—	17,571,044	8,758	17,579,802
Transportation	—	4,199,690	—	4,199,690
Water	—	407,010	—	407,010
Total Corporate Bonds & Notes	—	577,672,173	18,144,517	595,816,690
Total Mortgage-Backed Securities*	—	264,043,351	—	264,043,351
Asset-Backed Securities
Asset-Backed - Automobile	—	2,930,782	—	2,930,782
Asset-Backed - Credit Card	—	811,948	—	811,948
Asset-Backed - Home Equity	—	21,978,001	—	21,978,001
Asset-Backed - Manufactured Housing	—	8,878,006	—	8,878,006
Asset-Backed - Other	—	183,040,904	4,908,740	187,949,644
Asset-Backed - Student Loan	—	21,305,367	—	21,305,367
Total Asset-Backed Securities	—	238,945,008	4,908,740	243,853,748
Total Foreign Government*	—	99,313,782	—	99,313,782
Common Stocks
Aerospace & Defense	796,877	—	—	796,877
Banks	2,921,411	—	—	2,921,411
Biotechnology	184,378	—	—	184,378
Broadline Retail	377,640	242,603	—	620,243
Building Products	189,686	—	—	189,686
Capital Markets	198,159	—	—	198,159
Communications Equipment	255,645	—	—	255,645
Consumer Finance	208,347	—	—	208,347
Consumer Staples Distribution & Retail	383,443	—	—	383,443
Diversified Telecommunication Services	224,334	—	—	224,334
Electrical Equipment	423,589	—	0	423,589
Energy Equipment & Services	1,555,441	—	—	1,555,441
Entertainment	806,029	—	—	806,029
Financial Services	194,583	—	—	194,583
Ground Transportation	181,196	—	—	181,196
Health Care Equipment & Supplies	783,344	—	—	783,344
Health Care Providers & Services	195,167	—	—	195,167
Hotel & Resort REITs	190,561	—	—	190,561
Hotels, Restaurants & Leisure	1,712,869	—	—	1,712,869
Household Durables	156,404	—	—	156,404
Independent Power and Renewable Electricity Producers	421,375	—	—	421,375
Insurance	390,511	—	—	390,511
Interactive Media & Services	360,760	—	—	360,760
IT Services	188,546	—	—	188,546
Life Sciences Tools & Services	180,131	—	—	180,131
Lodging	8,702	—	—	8,702
Machinery	189,461	—	—	189,461
Media	342,678	—	—	342,678
Metals & Mining	1,392,341	—	—	1,392,341
Mortgage Real Estate Investment Trusts	1,570,881	—	—	1,570,881
Oil, Gas & Consumable Fuels	1,034,122	—	—	1,034,122
Pharmaceuticals	189,959	—	—	189,959
Professional Services	392,010	—	—	392,010
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Residential REITs	$698,673	$—	$—	$698,673
Semiconductors & Semiconductor Equipment	570,887	—	—	570,887
Software	1,309,807	—	—	1,309,807
Specialty Retail	186,543	—	—	186,543
Wireless Telecommunication Services	190,698	—	29,928	220,626
Total Common Stocks	21,557,188	242,603	29,928	21,829,719
Floating Rate Loans
Agriculture	—	295,851	—	295,851
Apparel	—	82,823	—	82,823
Auto Parts & Equipment	—	192,362	—	192,362
Beverages	—	18,187	—	18,187
Chemicals	—	241,763	—	241,763
Commercial Services	—	1,595,034	1,239,613	2,834,647
Computers (Less Unfunded Loan Commitments of $1,177,228)	—	—	4,434,573	4,434,573
Cosmetics/Personal Care	—	—	178,032	178,032
Diversified Financial Services	—	422,652	—	422,652
Entertainment	—	2,871,076	—	2,871,076
Food	—	185,234	—	185,234
Healthcare-Services	—	141,110	—	141,110
Lodging	—	1,258,976	—	1,258,976
Media	—	720,834	—	720,834
Oil & Gas	—	505,312	—	505,312
Oil & Gas Services	—	2,666,580	1,604,000	4,270,580
Pipelines	—	204,762	—	204,762
Retail	—	155,456	—	155,456
Software	—	631,282	—	631,282
Telecommunications	—	459,571	—	459,571
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,177,228)	—	12,648,865	7,456,218	20,105,083
Total Municipals*	—	17,299,079	—	17,299,079
Total Preferred Stocks*	—	—	6,355,462	6,355,462
Total Convertible Bonds*	—	1,158,461	—	1,158,461
Warrants
IT Services	—	—	362,755	362,755
Lodging	8,603	—	—	8,603
Machinery	28,679	—	—	28,679
Oil & Gas	—	—	25,712	25,712
Software	3,717	—	—	3,717
Specialty Retail	2,531	—	—	2,531
Total Warrants	43,530	—	388,467	431,997
Total Convertible Preferred Stocks*	390,722	—	—	390,722
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	61,045,058	—	61,045,058
Securities Lending Reinvestments
Repurchase Agreements	—	378,745	—	378,745
Time Deposit	—	293,618	—	293,618
Mutual Funds	5,200,000	—	—	5,200,000
Total Securities Lending Reinvestments	5,200,000	672,363	—	5,872,363
Purchased Options
Credit Default Swaptions at Value	—	16,372	—	16,372
Foreign Currency Options at Value	—	115,687	—	115,687
Interest Rate Spread Options at Value	—	429,601	—	429,601
Interest Rate Swaptions at Value	—	1,013,958	—	1,013,958
Options on Exchange-Traded Futures Contracts at Value	1,453	—	—	1,453
Total Purchased Options at Value	1,453	1,575,618	—	1,577,071
Total Investments	$27,192,893	$2,768,453,329	$37,283,332	$2,832,929,554
Collateral for Securities Loaned (Liability)	$—	$(5,872,363)	$—	$(5,872,363)
TBA Forward Sales Commitments (Liability)	$—	$(29,097,126)	$—	$(29,097,126)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$608,014	$—	$608,014
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(572,533)	$—	$(572,533)
Total Forward Contracts	$—	$35,481	$—	$35,481
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,527,428	$—	$—	$2,527,428
Futures Contracts (Unrealized Depreciation)	(219,514)	—	—	(219,514)
Total Futures Contracts	$2,307,914	$—	$—	$2,307,914
Written Options
Credit Default Swaptions at Value	$—	$(572)	$—	$(572)
Exchange-Traded Option Contracts at Value	(28,635)	—	—	(28,635)
Foreign Currency Options at Value	—	(74,687)	—	(74,687)
Interest Rate Spread Options at Value	—	(90,547)	—	(90,547)
Interest Rate Swaptions at Value	—	(43,055)	—	(43,055)
Options on Exchange-Traded Futures Contracts at Value	(2,703)	—	—	(2,703)
Total Written Options	$(31,338)	$(208,861)	$—	$(240,199)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,491,846	$—	$1,491,846
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,075,714)	—	(1,075,714)
Total Centrally Cleared Swap Contracts	$—	$416,132	$—	$416,132
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$406,937	$—	$406,937
OTC Swap Contracts at Value (Liabilities)	—	(738,859)	—	(738,859)
Total OTC Swap Contracts	$—	$(331,922)	$—	$(331,922)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Balance as of December 31, 2024	Purchases	Sales	Realized Gain/ (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investment Held at March 31, 2025
Corporate Bonds
Energy-Alternate Sources	$1,446,848	$27,333	$—	$—	$1,061	$(23,149)	$1,452,093	$(23,149)
Gas	401,188	481,425	—	—	559	(559)	882,613	(559)
Home Builders	6,474,985	—	—	—	1,787	(95,057)	6,381,715	(95,057)
Lodging	1,875,301	67,424	—	—	2,087	4,464	1,949,276	4,464
Oil & Gas	1,325,851	37,593	—	—	—	(13,969)	1,349,475	(13,969)
Real Estate	6,102,817	33,132	—	—	8,568	(23,930)	6,120,587	(23,930)
Telecommunications	12,000	—	(14,032)	5,820	1,764	3,206	8,758	3,206
Asset-Backed Securities
Asset Backed - Other	4,423,661	395,509	—	—	—	89,570	4,908,740	89,570
Floating Rate Loans
Commercial Services	1,202,184	57,143	—	—	972	(20,686)	1,239,613	(20,686)
Computers*	4,377,494	198,721	(129,955)	121	(183)	(11,625)	4,434,573	(11,625)
Cosmetics/Personal Care	176,072	—	—	—	251	1,709	178,032	1,709
Oil & Gas Services	1,604,000	—	—	—	1,587	(1,587)	1,604,000	(1,587)
Common Stocks
Wireless Telecommunication Services	—	664	—	—	—	29,264	29,928	29,264
Preferred Stocks
Home Builders	2,611,575	—	—	—	—	(16,425)	2,595,150	(16,425)
IT Services	3,600,982	—	—	—	—	(13,563)	3,587,419	(13,563)
Oil & Gas	127,446	—	—	—	—	(23,754)	103,692	(23,754)
Software	91,721	—	—	—	—	(22,520)	69,201	(22,520)
Warrants
IT Services	373,621	—	—	—	—	(10,866)	362,755	(10,866)
Oil & Gas	36,197	—	—	—	—	(10,485)	25,712	(10,485)
Escrow Shares
Oil & Gas	0	—	—	—	—	—	—	—
Savings & Loans	0	—	—	—	—	—	—	—
	$36,263,943	$1,298,944	$(143,987)	$5,941	$18,453	$(159,962)	$37,283,332	$(159,962)
* Values are net of unfunded loan commitments.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Energy - Alternate Sources	$1,452,093	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	3.99%	3.99%	3.99%	Decrease
Gas	882,613	Market Yield Analysis	Midpoint Yield Spread	5.79%	5.79%	5.79%	Decrease
			Reference Index Spread	3.79%	3.79%	3.79%	Decrease
Home Builders	6,381,715	Market Yield Analysis	Midpoint Yield Spread	4.84%	7.00%	5.90%	Decrease
			Reference Index Spread	3.94%	4.01%	3.97%	Decrease
Lodging	1,949,276	Market Yield Analysis	Midpoint Yield Spread	11.00%	11.00%	11.00%	Decrease
			Reference Index Spread	4.09%	4.09%	4.09%	Decrease
Oil & Gas	1,349,475	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	4.07%	4.07%	4.07%	Decrease
Real Estate	6,120,587	Market Yield Analysis	Midpoint Yield Spread	9.25%	11.76%	9.98%	Decrease
			Reference Index Spread	3.81%	3.98%	3.93%	Decrease
Telecommunications	8,758	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed
Asset-Backed-Other	4,908,740	Discounted Cash Flow	Discount Rate	10.17%	10.41%	10.21%	Decrease
		Market Yield Analysis	Midpoint Yield Spread	3.33%	3.33%	3.33%	Decrease
			Reference Index Spread	3.99%	3.99%	3.99%	Decrease
Floating Rate Loans
Commercial Services	943,138	EV Coverage Analysis	EV/EBITDA Multiple	13.00x	13.00x	13.00x	Increase
			Loan/EV Coverage Ratio	0.50x	0.50x	0.50x	Increase
	296,475	Market Yield Analysis	Midpoint Yield Spread	6.25%	6.25%	6.25%	Decrease
			Reference Index Spread	3.80%	3.80%	3.80%	Decrease
Computers*	4,434,573	Market Yield Analysis	Midpoint Yield Spread	6.35%	10.67%	8.54%	Decrease
			Reference Index Spread	3.79%	3.91%	3.85%	Decrease
Cosmetics/Personal Care	178,032	Market Yield Analysis	Midpoint Yield Spread	5.50%	5.50%	5.50%	Decrease
			Reference Index Spread	3.78%	3.78%	3.78%	Decrease
Oil & Gas Services	1,604,000	Market Yield Analysis	Midpoint Yield Spread	6.00%	6.00%	6.00%	Decrease
			Reference Index Spread	3.79%	3.79%	3.79%	Decrease
Preferred Stock
Home Builders	2,595,150	Market Yield Analysis	Midpoint Yield Spread	5.98%	5.98%	5.98%	Decrease
			Reference Index Spread	4.00%	4.00%	4.00%	Decrease
IT Services	3,587,419	Comparable Company Analysis	EV/Revenue Multiple	8.25x	8.25x	8.25x	Increase
			Accrued Dividend/Share	$0.94	$0.94	$0.94	Increase
Software	69,201	Option Pricing Method	Volatility Rate	80.00%	80.00%	80.00%	Increase
			Risk Free Rate	3.99%	3.99%	3.99%
			EV/Gross Profit Multiple	4.75x	4.75x	4.75x	Decrease
Oil & Gas	103,692	Option Pricing Method	Volatility Rate	47.00%	47.00%	47.00%	Increase
			Risk Free Rate	4.02%	4.02%	4.02%	Decrease
			EV/Revenue Multiple	2.75x	2.75x	2.75x	Increase
Warrants
IT Services	362,755	Comparable Company Analysis	EV/Revenue Multiple	8.25x	8.25x	8.25x	Increase
Oil & Gas	25,712	Option Pricing Method	Volatility Rate	47.00%	47.00%	47.00%	Increase
			Risk Free Rate	4.02%	4.02%	4.02%	Decrease
			EV/Revenue Multiple	2.75x	2.75x	2.75x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	29,928	Broker Quotations	Single-Source Quote	$29.00	$29.00	$29.00	Increase
* Market values are net of unfunded loan commitments.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.0%
TransDigm Group, Inc.	23,007	$31,825,353
Automobiles — 3.2%
Ferrari NV	44,806	19,171,591
Tesla, Inc. (a)	120,503	31,229,558
		50,401,149
Broadline Retail — 10.1%
Amazon.com, Inc. (a)	829,749	157,868,045
Building Products — 1.1%
Trane Technologies PLC	50,307	16,949,434
Capital Markets — 2.8%
KKR & Co., Inc.	202,033	23,357,035
S&P Global, Inc.	39,708	20,175,635
		43,532,670
Chemicals — 0.8%
Sherwin-Williams Co.	36,551	12,763,244
Commercial Services & Supplies — 1.1%
Copart, Inc. (a) (b)	294,042	16,639,837
Entertainment — 4.9%
Netflix, Inc. (a)	56,526	52,712,191
Spotify Technology SA (a)	43,312	23,822,899
		76,535,090
Financial Services — 4.7%
Visa, Inc. - Class A	207,840	72,839,606
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	57,185	9,461,258
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. (a)	182,409	18,401,420
Intuitive Surgical, Inc. (a)	63,399	31,399,623
		49,801,043
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	69,653	15,849,540
Interactive Media & Services — 10.0%
Alphabet, Inc. - Class A	322,883	49,930,627
Meta Platforms, Inc. - Class A	184,105	106,110,758
		156,041,385
IT Services — 1.0%
Shopify, Inc. - Class A (a)	166,853	15,915,273
Life Sciences Tools & Services — 1.4%
Danaher Corp.	103,871	21,293,555
Pharmaceuticals — 3.9%
Eli Lilly & Co.	74,219	61,298,214
Security Description	Shares/ Principal Amount*	Value
Real Estate Management & Development — 1.1%
CoStar Group, Inc. (a) (b)	223,015	$17,669,479
Semiconductors & Semiconductor Equipment — 18.1%
ASML Holding NV	26,328	17,445,723
Broadcom, Inc.	437,551	73,259,164
NVIDIA Corp.	1,551,851	168,189,611
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	139,143	23,097,738
		281,992,236
Software — 17.4%
AppLovin Corp. - Class A (a)	62,692	16,611,499
Cadence Design Systems, Inc. (a)	160,459	40,809,538
Intuit, Inc.	51,211	31,443,042
Microsoft Corp.	407,775	153,074,657
Salesforce, Inc.	109,419	29,363,683
		271,302,419
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	612,098	135,965,329
Total Common Stocks (Cost $938,370,454)		1,515,944,159

Convertible Preferred Stocks—1.8%
Software — 1.8%
Databricks, Inc. - Series D † (a) (c) (d)	239,200	22,126,000
Databricks, Inc. - Series J † (a) (c) (d)	70,572	6,527,910
Total Convertible Preferred Stocks (Cost $28,653,910)		28,653,910

Preferred Stocks—0.7%
Interactive Media & Services — 0.7%
Bytedance Ltd. - Series E-1 † (a) (c) (d) (Cost $5,371,984)	49,026	10,605,304

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $6,143,556; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $6,266,107	6,143,001	6,143,001
Total Short-Term Investments (Cost $6,143,001)		6,143,001
Total Investments—100.0% (Cost $978,539,349)		1,561,346,374
Other assets and liabilities (net)—0.0%		271,105
Net Assets—100.0%		$1,561,617,479

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal
BHFTII-55

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $39,259,214, which is 2.5% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $11,884,237 and the collateral received consisted of non-cash collateral with a value of $11,962,068. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 2.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E-1	12/10/20	49,026	$5,371,984	$10,605,304
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	22,126,000
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	6,527,910
				$39,259,214
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,515,944,159	$—	$—	$1,515,944,159
Total Convertible Preferred Stocks*	—	—	28,653,910	28,653,910
Total Preferred Stocks*	—	—	10,605,304	10,605,304
Total Short-Term Investments*	—	6,143,001	—	6,143,001
Total Investments	$1,515,944,159	$6,143,001	$39,259,214	$1,561,346,374

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2025
Convertible Preferred Stocks
Software	$—	$28,653,910	$—	$28,653,910	$—
Preferred Stocks
Interactive Media & Services	8,858,998	—	1,746,306	10,605,304	1,746,306
	$8,858,998	$28,653,910	$1,746,306	$39,259,214	1,746,306

	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$28,653,910	Market Transaction Method	Precedent Transactions	$92.50	$92.50	$92.50	Increase
Preferred Stocks
Interactive Media & Services	10,605,304	Calibration Model	Calculated Enterprise Value/Sales	1.5x	1.5x	1.5x	Increase
			Implied Discount	33.60%	33.60%	33.60%	Decrease
BHFTII-56

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—100.0% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—24.7%
Bank of America NA
4.500%, 01/02/26	2,000,000	$2,002,710
4.540%, 07/10/25	2,000,000	2,000,410
4.590%, 05/05/25	4,000,000	4,000,522
4.640%, 04/02/26 (a)	3,000,000	2,999,954
Bank of Montreal
4.500%, 01/23/26	3,000,000	3,002,282
4.560%, 11/10/25	2,000,000	2,001,156
4.630%, SOFR + 0.290%, 02/20/26 (a)	2,000,000	2,000,464
4.720%, SOFR + 0.380%, 11/13/25 (a)	2,000,000	2,001,483
5.500%, 06/11/25	1,000,000	1,001,911
BNP Paribas SA
4.420%, 09/18/25	4,000,000	4,001,103
Canadian Imperial Bank of Commerce
4.490%, 01/23/26	4,000,000	4,006,371
4.500%, 10/09/25	2,000,000	2,000,974
4.600%, SOFR + 0.260%, 06/04/25 (a)	3,000,000	3,001,018
4.690%, SOFR + 0.350%, 09/23/25 (a)	2,000,000	2,001,680
4.720%, SOFR + 0.380%, 12/22/25 (a)	3,000,000	3,002,713
Citibank NA
4.480%, 01/21/26	1,000,000	1,001,567
4.480%, 02/25/26	1,000,000	1,001,921
4.610%, SOFR + 0.270%, 06/20/25 (a)	1,000,000	1,000,214
Cooperatieve Rabobank UA
4.430%, 02/10/26	4,000,000	4,006,051
4.560%, SOFR + 0.220%, 03/06/26 (a)	2,000,000	1,999,998
5.170%, 06/24/25	2,500,000	2,503,636
Credit Industriel et Commercial
5.500%, 05/12/25	2,000,000	2,002,178
Deutsche Bank AG
4.724%, SOFR + 0.365%, 06/11/25 (a)	4,000,000	4,001,408
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.500%, 06/11/25	1,000,000	1,000,187
HSBC Bank USA NA
4.690%, SOFR + 0.350%, 05/16/25 (a)	5,000,000	5,000,806
Mitsubishi UFJ Trust & Banking Corp.
4.580%, SOFR + 0.220%, 09/25/25 (a)	4,000,000	4,000,069
4.610%, SOFR + 0.250%, 09/02/25 (a)	3,000,000	3,000,929
Mizuho Bank Ltd.
4.580%, SOFR + 0.220%, 04/09/25 (a)	3,250,000	3,250,106
4.590%, SOFR + 0.230%, 05/01/25 (a)	4,000,000	4,000,483
4.610%, SOFR + 0.250%, 07/08/25 (a)	2,000,000	2,000,488
4.640%, 05/13/25	4,500,000	4,500,566
4.700%, SOFR + 0.340%, 02/18/26 (a)	2,000,000	2,000,554
MUFG Bank Ltd.
4.360%, 10/14/25	2,500,000	2,499,983
4.500%, 06/16/25	4,000,000	4,000,321
4.500%, 08/15/25	4,000,000	4,001,182
4.610%, SOFR + 0.250%, 06/20/25 (a)	3,000,000	3,000,869
4.610%, SOFR + 0.250%, 07/07/25 (a)	2,000,000	2,000,683
Nordea Bank Abp
4.590%, SOFR + 0.250%, 03/17/26 (a)	2,500,000	2,499,277
Oversea-Chinese Banking Corp. Ltd.
4.410%, 04/24/25	3,000,000	2,999,873
Royal Bank of Canada
4.210%, 03/12/26	3,000,000	2,994,333
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Royal Bank of Canada
4.440%, 12/12/25	4,000,000	$4,004,116
4.500%, 10/07/25	1,000,000	1,000,600
Standard Chartered Bank
4.600%, 01/15/26 (a)	3,250,000	3,256,967
4.670%, 02/12/26	2,000,000	2,006,721
State Street Bank & Trust Co.
4.660%, SOFR + 0.320%, 11/12/25 (a)	3,000,000	3,000,999
Sumitomo Mitsui Banking Corp.
4.540%, 06/17/25	4,000,000	4,000,452
4.580%, SOFR + 0.220%, 04/09/25 (a)	4,000,000	4,000,102
4.580%, SOFR + 0.220%, 04/16/25 (a)	2,000,000	2,000,096
4.590%, SOFR + 0.230%, 05/12/25 (a)	5,000,000	5,000,598
4.590%, SOFR + 0.230%, 10/01/25 (a)	4,000,000	4,000,194
4.610%, SOFR + 0.250%, 06/11/25 (a)	4,000,000	4,000,814
Sumitomo Mitsui Trust Bank Ltd.
4.430%, 05/30/25	4,000,000	4,000,106
4.580%, SOFR + 0.220%, 04/21/25 (a)	3,000,000	3,000,236
4.580%, SOFR + 0.220%, 04/23/25 (a)	3,000,000	3,000,261
4.590%, SOFR + 0.230%, 06/02/25 (a)	4,000,000	4,000,825
Svenska Handelsbanken AB
4.590%, SOFR + 0.250%, 07/10/25 (a)	4,000,000	4,001,500
4.600%, SOFR + 0.260%, 02/20/26 (a)	2,500,000	2,499,992
Swedbank AB
5.340%, 04/09/25	2,000,000	2,000,414
Toronto-Dominion Bank
4.500%, 10/07/25	1,000,000	1,000,423
4.520%, 02/04/26	2,500,000	2,504,722
4.690%, SOFR + 0.350%, 09/22/25 (a)	2,000,000	2,001,694
5.100%, 08/25/25	3,000,000	3,006,688
Westpac Banking Corp.
4.580%, SOFR + 0.220%, 03/12/26 (a)	4,000,000	3,998,311
4.610%, SOFR + 0.250%, 07/10/25 (a)	3,000,000	3,001,058
4.640%, SOFR + 0.280%, 10/20/25 (a)	4,000,000	4,001,867
5.400%, 06/06/25	3,500,000	3,504,852
		191,087,041
Commercial Paper—49.5%
ABN AMRO Funding USA LLC
4.412%, 07/02/25 (144A) (b)	3,000,000	2,966,074
4.647%, 04/21/25 (144A) (b)	2,000,000	1,994,883
Albion Capital Corp. SA/Albion Capital LLC
4.408%, 05/20/25 (144A) (b)	4,000,000	3,975,463
Alinghi Funding Co. LLC
3.042%, 04/03/25 (144A) (b)	5,000,000	4,998,175
3.076%, 04/03/25 (144A) (b)	7,300,000	7,297,336
Aquitaine Funding Co. LLC
Zero Coupon, 04/01/25 (144A) (b)	6,000,000	5,999,271
4.196%, 04/14/25 (144A) (b)	5,000,000	4,991,447
4.368%, 05/02/25 (144A) (b)	4,000,000	3,984,246
ASB Bank Ltd.
4.560%, 09/29/25 (144A) (a)	4,000,000	3,999,999
Australia & New Zealand Banking Group Ltd.
4.565%, 11/25/25 (144A) (b)	3,000,000	2,917,065
4.750%, SOFR + 0.260%, 08/21/25 (144A) (a)	3,000,000	3,001,224
BHFTII-57

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Bank of New York Mellon
4.580%, 03/26/26 (a)	2,500,000	$2,499,536
4.720%, SOFR + 0.350%, 05/09/25 (144A) (a)	2,000,000	2,000,536
Bank of Nova Scotia
4.570%, 03/06/26 (144A) (a)	2,500,000	2,499,573
Bedford Row Funding Corp.
Zero Coupon, 04/01/25 (144A) (b)	6,000,000	5,999,278
BPCE SA
4.502%, 08/13/25 (144A) (b)	2,500,000	2,459,453
Britannia Funding Co. LLC
4.228%, 04/16/25 (144A) (b)	6,000,000	5,988,342
4.387%, 05/12/25 (144A) (b)	5,000,000	4,974,485
4.610%, 08/06/25 (144A) (a)	1,000,000	1,000,063
Cabot Trail Funding LLC
4.434%, 07/14/25 (144A) (b)	4,000,000	3,949,367
Canadian Imperial Bank of Commerce
4.572%, 02/12/26 (144A) (b)	1,500,000	1,445,914
CDP Financial, Inc.
4.927%, 04/28/25 (144A) (b)	4,000,000	3,986,532
Chesham Finance Ltd./Chesham Finance LLC
Zero Coupon, 04/01/25 (144A) (b)	24,000,000	23,997,106
Zero Coupon, 04/01/25 (b)	19,000,000	18,997,709
Cisco Systems, Inc.
4.373%, 05/08/25 (144A) (b)	5,000,000	4,977,242
Citigroup Global Markets, Inc.
4.556%, 05/23/25 (144A) (b)	5,000,000	4,967,810
Columbia Funding Co. LLC
4.473%, 07/11/25 (144A) (b)	4,000,000	3,950,677
4.498%, 07/16/25 (144A) (b)	7,000,000	6,909,524
Commonwealth Bank of Australia
4.540%, 07/03/25 (144A) (a)	3,000,000	3,000,523
4.550%, 05/20/25 (144A) (a)	4,000,000	4,000,435
Concord Minutemen Capital Co. LLC
4.310%, 04/14/25 (144A) (b)	5,000,000	4,991,408
Constellation Funding Co. LLC
4.782%, 06/04/25 (144A) (b)	2,300,000	2,281,444
DBS Bank Ltd.
4.363%, 05/27/25 (144A) (b)	12,000,000	11,917,445
Dexia SA
2.231%, 04/02/25 (144A) (b)	3,000,000	2,999,279
DNB Bank ASA
Zero Coupon, 04/01/25 (144A) (b)	3,000,000	2,999,641
4.322%, 04/17/25 (144A) (b)	3,000,000	2,993,906
4.384%, 03/18/26 (144A) (b)	3,000,000	2,881,275
4.472%, 11/05/25 (144A) (b)	2,500,000	2,436,085
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main
4.451%, 09/26/25 (144A) (b)	2,500,000	2,446,665
Falcon Asset Funding LLC
4.640%, 08/04/25 (144A) (a)	3,800,000	3,800,498
Federation des Caisses Desjardins du Quebec
Zero Coupon, 04/01/25 (144A) (b)	3,000,000	2,999,636
HSBC Bank PLC
4.650%, SOFR + 0.280%, 07/16/25 (144A) (a)	3,000,000	3,000,813
ING U.S. Funding LLC
4.531%, 06/20/25 (b)	5,000,000	4,950,995
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
4.630%, SOFR + 0.260%, 06/05/25 (144A) (a)	3,000,000	$3,000,687
4.730%, SOFR + 0.360%, 10/24/25 (144A) (a)	3,600,000	3,602,904
Ionic Funding LLC
4.308%, 04/23/25 (b)	4,000,000	3,988,736
4.447%, 06/04/25 (b)	8,000,000	7,936,637
4.482%, 07/10/25 (144A) (b)	2,500,000	2,468,318
Landesbank Baden-Wuerttemberg
Zero Coupon, 04/01/25 (b)	15,400,000	15,398,140
Lion Bay Funding LLC
2.941%, 04/03/25 (144A) (b)	4,000,000	3,998,554
Lloyds Bank Corporate Markets PLC
4.455%, 08/06/25 (b)	4,000,000	3,939,295
Lloyds Bank PLC
4.499%, 10/29/25 (144A) (b)	2,000,000	1,950,010
Mackinac Funding Co. LLC
4.377%, 05/12/25 (144A) (b)	4,000,000	3,979,504
4.495%, 08/05/25 (144A) (b)	4,000,000	3,938,824
Macquarie Bank Ltd.
4.448%, 10/24/25 (144A) (b)	1,750,000	1,707,325
4.456%, 08/21/25 (144A) (b)	3,500,000	3,440,318
4.518%, 11/19/25 (144A) (b)	2,000,000	1,945,390
4.593%, 11/19/25 (144A) (b)	3,000,000	2,918,085
4.605%, 02/12/26 (144A) (b)	4,000,000	3,853,240
4.610%, SOFR + 0.240%, 06/20/25 (144A) (a)	5,000,000	5,001,280
4.740%, SOFR + 0.370%, 08/15/25 (144A) (a)	2,000,000	2,001,487
Mitsubishi Corp. Americas
4.414%, 06/16/25 (144A) (b)	3,000,000	2,972,160
MUFG Bank Ltd.
4.260%, 04/22/25 (b)	3,500,000	3,490,804
National Bank of Canada
4.512%, 01/16/26 (144A) (b)	3,000,000	2,900,276
4.801%, 04/16/25 (144A) (b)	4,000,000	3,992,296
National Westminster Bank PLC
4.337%, 05/12/25 (144A) (b)	10,000,000	9,949,320
Natixis SA
4.365%, 09/08/25 (b)	3,500,000	3,433,583
NTT Finance Americas, Inc.
2.975%, 04/03/25 (144A) (b)	5,000,000	4,998,182
Oversea-Chinese Banking Corp. Ltd.
4.310%, 05/07/25 (144A) (b)	1,000,000	995,421
Paradelle Funding LLC
5.045%, 07/16/25 (144A) (b)	3,000,000	2,961,313
5.244%, 06/06/25 (144A) (b)	4,500,000	4,463,440
Podium Funding Trust
4.190%, 04/16/25 (b)	4,000,000	3,992,296
Province of British Columbia
4.477%, 05/12/25 (b)	4,000,000	3,979,905
4.520%, 05/30/25 (b)	2,000,000	1,985,567
4.558%, 07/03/25 (b)	4,500,000	4,449,640
Ranger Funding Co. LLC
2.206%, 04/02/25 (144A) (b)	4,000,000	3,999,029
Royal Bank of Canada
4.510%, 11/07/25 (144A) (b)	2,500,000	2,436,297
4.511%, 04/09/25 (144A) (b)	2,720,000	2,717,062
4.518%, 11/03/25 (144A) (b)	2,000,000	1,949,890
BHFTII-58

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Sheffield Receivables Co. LLC
4.430%, 07/10/25 (144A) (b)	3,500,000	$3,457,299
Starbird Funding Corp.
4.445%, 09/03/25 (144A) (b)	3,000,000	2,943,892
Svenska Handelsbanken AB
4.630%, SOFR + 0.260%, 07/18/25 (144A) (a)	3,000,000	3,001,279
Swedbank AB
4.560%, 11/26/25 (144A) (a)	2,000,000	1,999,866
4.640%, SOFR + 0.270%, 07/03/25 (144A) (a)	4,000,000	4,001,557
4.640%, SOFR + 0.270%, 07/16/25 (144A) (a)	2,000,000	2,000,865
UBS AG
4.961%, SOFR + 0.400%, 08/06/25 (144A) (a)	3,000,000	3,002,793
United Overseas Bank Ltd.
4.530%, 09/17/25 (144A) (a)	4,000,000	3,999,572
Versailles Commercial Paper LLC
3.110%, 04/03/25 (144A) (b)	4,000,000	3,998,547
3.110%, 04/03/25 (144A) (b)	1,000,000	999,637
Westpac Banking Corp.
4.610%, 02/03/26 (144A) (a)	3,500,000	3,500,495
4.630%, 01/02/26 (144A) (a)	2,500,000	2,500,890
Westpac Securities NZ Ltd.
5.201%, 05/16/25 (144A) (b)	2,500,000	2,486,055
		383,056,340
Repurchase Agreements—25.4%
BofA Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.370%, due on 04/01/25, with a maturity value of $93,011,289; collateralized by U.S. Government Agency Obligations at 3.000%, maturing at 05/20/52, with a market value of $94,776,011	93,000,000	93,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/25 at 4.370%, due on 04/01/25, with a maturity value of $89,010,804; collateralized by U.S. Government Agency Obligations with rates ranging from 5.500% -6.500%, with maturity dates ranging from 03/20/53 - 01/20/55, and an aggregate market value of $90,456,657	89,000,000	89,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Securities (USA) LLC
Repurchase Agreement dated 03/31/25 at 4.380%, due on 04/01/25, with a maturity value of $15,001,825; collateralized by U.S. Government Agency Obligations at 6.000%, maturing 01/01/53, with a market value of $15,343,032	15,000,000	$15,000,000
		197,000,000
U.S. Treasury—0.4%
U.S. Treasury Bills
4.240%, 10/30/25 (b)	3,000,000	2,929,779
Total Short-Term Investments (Cost $773,931,608)		774,073,160
Total Investments—100.0% (Cost $773,931,608)		774,073,160
Other assets and liabilities (net)—0.0%		144,265
Net Assets—100.0%		$774,217,425

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$304,013,497, which is 39.3% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$774,073,160	$—	$774,073,160
Total Investments	$—	$774,073,160	$—	$774,073,160

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-59

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.1%
AB International Bond Portfolio (Class A) (a)	771,415	$6,364,174
Baillie Gifford International Stock Portfolio (Class A) (b)	287,958	3,055,239
BlackRock Bond Income Portfolio (Class A) (b)	432,797	39,964,444
BlackRock Capital Appreciation Portfolio (Class A) (b)	53,189	2,132,333
BlackRock High Yield Portfolio (Class A) (a)	314,051	2,371,087
Brighthouse Small Cap Value Portfolio (Class A) (a)	228,685	2,993,484
Brighthouse/Artisan International Portfolio (Class A) (a)	185,523	2,291,205
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	3,821	774,416
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	567,678	5,557,569
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,777,247	15,959,679
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	647,741	4,754,417
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	185,545	5,464,314
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	202,435	2,977,812
CBRE Global Real Estate Portfolio (Class A) (a)	152,612	1,568,852
Harris Oakmark International Portfolio (Class A) (a)	227,392	3,003,850
Invesco Comstock Portfolio (Class A) (a)	461,856	6,225,818
Invesco Global Equity Portfolio (Class A) (a)	30,290	729,071
Jennison Growth Portfolio (Class A) (b)	188,649	2,820,306
JPMorgan Core Bond Portfolio (Class A) (a)	2,688,506	24,788,030
JPMorgan Small Cap Value Portfolio (Class A) (a)	131,510	1,476,856
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	66,180	714,079
MFS Research International Portfolio (Class A) (a)	246,725	3,098,868
MFS Value Portfolio (Class A) (b)	551,348	7,939,415
Neuberger Berman Genesis Portfolio (Class A) (b)	44,492	742,131
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	2,597,096	$26,438,438
PIMCO Total Return Portfolio (Class A) (a)	3,908,308	39,981,987
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	82,482	776,154
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	92,986	2,145,181
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	167,088	4,740,279
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	84,263	738,988
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	110,932	2,185,365
TCW Core Fixed Income Portfolio (Class A) (a)	3,422,158	30,388,760
VanEck Global Natural Resources Portfolio (Class A) (b)	337,270	3,946,059
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,462,611	15,913,207
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,874,263	41,570,847
Total Mutual Funds (Cost $336,420,249)		316,592,714
Total Investments—100.1% (Cost $336,420,249)		316,592,714
Other assets and liabilities (net)—(0.1)%		(347,486)
Net Assets—100.0%		$316,245,228

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
AB International Bond Portfolio (Class A)	$6,520,258	$194	$(243,073)	$(53,160)	$139,955	$6,364,174
Baillie Gifford International Stock Portfolio (Class A)	3,211,724	17,064	(311,565)	(94,509)	232,525	3,055,239
BlackRock Bond Income Portfolio (Class A)	40,803,632	8,291	(1,953,560)	(354,976)	1,461,057	39,964,444
BlackRock Capital Appreciation Portfolio (Class A)	2,375,641	102,884	(87,115)	37,863	(296,940)	2,132,333
BlackRock High Yield Portfolio (Class A)	2,447,303	816	(93,433)	1,310	15,091	2,371,087
Brighthouse Small Cap Value Portfolio (Class A)	3,158,010	89,143	(59,188)	(14,715)	(179,766)	2,993,484
Brighthouse/Artisan International Portfolio (Class A)	2,429,687	4,099	(370,900)	51,393	176,926	2,291,205
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	799,263	7,132	(24,141)	6,269	(14,107)	774,416
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,708,292	15,183	(171,948)	(9,682)	15,724	5,557,569
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	16,316,059	21,340	(629,812)	(54,106)	306,198	15,959,679
Brighthouse/Templeton International Bond Portfolio (Class A)	4,811,325	294	(308,286)	(122,134)	373,218	4,754,417
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,634,429	15,300	(190,761)	10,109	(4,763)	5,464,314
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,203,289	59,473	(107,878)	(7,182)	(169,890)	2,977,812
CBRE Global Real Estate Portfolio (Class A)	1,600,074	6,800	(49,960)	1,563	10,375	1,568,852
Harris Oakmark International Portfolio (Class A)	3,240,544	6,241	(511,200)	121,871	146,394	3,003,850
Invesco Comstock Portfolio (Class A)	6,414,899	49,631	(425,860)	98,389	88,759	6,225,818
Invesco Global Equity Portfolio (Class A)	798,862	12,385	(41,616)	(5,562)	(34,998)	729,071
Jennison Growth Portfolio (Class A)	3,168,447	101,846	(143,493)	62,236	(368,730)	2,820,306
JPMorgan Core Bond Portfolio (Class A)	25,308,642	2,027	(1,237,530)	(167,319)	882,210	24,788,030
BHFTII-60

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
JPMorgan Small Cap Value Portfolio (Class A)	$1,571,068	$41,729	$(22,959)	$3,168	$(116,150)	$1,476,856
Loomis Sayles Small Cap Growth Portfolio (Class A)	790,205	32,560	(25,216)	(6,517)	(76,953)	714,079
MFS Research International Portfolio (Class A)	3,225,167	3,379	(295,164)	77,001	88,485	3,098,868
MFS Value Portfolio (Class A)	8,063,817	12,500	(454,517)	35,395	282,220	7,939,415
Neuberger Berman Genesis Portfolio (Class A)	781,129	32,314	(4,596)	321	(67,037)	742,131
PIMCO Inflation Protected Bond Portfolio (Class A)	26,936,649	19,167	(1,692,033)	25,863	1,148,792	26,438,438
PIMCO Total Return Portfolio (Class A)	40,817,440	1,900	(2,241,947)	(322,415)	1,727,009	39,981,987
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	805,685	4,848	(68,666)	(14,896)	49,183	776,154
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,380,376	67,633	(80,872)	21,924	(243,880)	2,145,181
T. Rowe Price Large Cap Value Portfolio (Class A)	4,810,571	21,599	(268,266)	50,714	125,661	4,740,279
T. Rowe Price Mid Cap Growth Portfolio (Class A)	798,071	21,249	(25,409)	(8,880)	(46,043)	738,988
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,348,144	75,434	(52,379)	9,056	(194,890)	2,185,365
TCW Core Fixed Income Portfolio (Class A)	31,029,333	11,455	(1,599,276)	(243,547)	1,190,795	30,388,760
VanEck Global Natural Resources Portfolio (Class A)	3,960,799	48,196	(362,132)	2,843	296,353	3,946,059
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	16,314,623	1,871	(747,967)	(215,726)	560,406	15,913,207
Western Asset Management U.S. Government Portfolio (Class A)	42,461,220	22,684	(1,978,365)	(280,415)	1,345,723	41,570,847
	$325,044,677	$938,661	$(16,881,083)	$(1,358,453)	$8,848,912	$316,592,714

Security Description	Number of shares held at March 31, 2025
AB International Bond Portfolio (Class A)	771,415
Baillie Gifford International Stock Portfolio (Class A)	287,958
BlackRock Bond Income Portfolio (Class A)	432,797
BlackRock Capital Appreciation Portfolio (Class A)	53,189
BlackRock High Yield Portfolio (Class A)	314,051
Brighthouse Small Cap Value Portfolio (Class A)	228,685
Brighthouse/Artisan International Portfolio (Class A)	185,523
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	3,821
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	567,678
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	1,777,247
Brighthouse/Templeton International Bond Portfolio (Class A)	647,741
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	185,545
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	202,435
CBRE Global Real Estate Portfolio (Class A)	152,612
Harris Oakmark International Portfolio (Class A)	227,392
Invesco Comstock Portfolio (Class A)	461,856
Invesco Global Equity Portfolio (Class A)	30,290
Jennison Growth Portfolio (Class A)	188,649
JPMorgan Core Bond Portfolio (Class A)	2,688,506
JPMorgan Small Cap Value Portfolio (Class A)	131,510
Loomis Sayles Small Cap Growth Portfolio (Class A)	66,180
MFS Research International Portfolio (Class A)	246,725
MFS Value Portfolio (Class A)	551,348
Neuberger Berman Genesis Portfolio (Class A)	44,492
PIMCO Inflation Protected Bond Portfolio (Class A)	2,597,096
PIMCO Total Return Portfolio (Class A)	3,908,308
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	82,482
T. Rowe Price Large Cap Growth Portfolio (Class A)	92,986
T. Rowe Price Large Cap Value Portfolio (Class A)	167,088
T. Rowe Price Mid Cap Growth Portfolio (Class A)	84,263
T. Rowe Price Small Cap Growth Portfolio (Class A)	110,932
TCW Core Fixed Income Portfolio (Class A)	3,422,158
VanEck Global Natural Resources Portfolio (Class A)	337,270
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	1,462,611
Western Asset Management U.S. Government Portfolio (Class A)	3,874,263
BHFTII-61

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$316,592,714	$—	$—	$316,592,714
Total Investments	$316,592,714	$—	$—	$316,592,714
BHFTII-62

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	12,890,697	$106,348,251
Allspring Mid Cap Value Portfolio (Class A) (a)	694,229	7,914,210
Baillie Gifford International Stock Portfolio (Class A) (b)	7,426,681	78,797,081
BlackRock Bond Income Portfolio (Class A) (b)	3,469,812	320,402,400
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,242,484	49,811,193
BlackRock High Yield Portfolio (Class A) (a)	3,231,557	24,398,259
Brighthouse Small Cap Value Portfolio (Class A) (a)	2,842,525	37,208,656
Brighthouse/Artisan International Portfolio (Class A) (a)	4,535,065	56,008,058
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	39,264	7,956,770
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,834,083	57,115,678
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	10,955,516	98,380,532
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	11,116,485	81,595,003
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,564,369	104,970,666
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,628,569	68,086,246
CBRE Global Real Estate Portfolio (Class A) (a)	2,336,223	24,016,369
Harris Oakmark International Portfolio (Class A) (a)	6,567,011	86,750,211
Invesco Comstock Portfolio (Class A) (a)	7,710,943	103,943,506
Invesco Global Equity Portfolio (Class A) (a)	1,236,024	29,751,091
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,648,116	13,893,615
Jennison Growth Portfolio (Class A) (b)	2,375,051	35,507,011
JPMorgan Core Bond Portfolio (Class A) (a)	13,379,156	123,355,815
JPMorgan Small Cap Value Portfolio (Class A) (a)	1,964,738	22,064,005
Loomis Sayles Growth Portfolio (Class A) (a)	1,654,923	28,911,506
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	654,620	7,063,355
MFS Research International Portfolio (Class A) (a)	4,472,908	56,179,729
MFS Value Portfolio (Class A) (b)	8,528,457	122,809,783
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	859,662	$14,339,170
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	17,045,781	173,526,048
PIMCO Total Return Portfolio (Class A) (a)	30,560,872	312,637,719
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,190,405	24,050,646
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	2,555,914	24,051,150
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	1,877,751	43,319,715
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,017,749	113,983,542
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,694,903	14,864,302
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,840,352	36,254,934
TCW Core Fixed Income Portfolio (Class A) (a)	26,863,335	238,546,417
VanEck Global Natural Resources Portfolio (Class A) (b)	5,570,533	65,175,240
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,026,966	130,853,387
Western Asset Management U.S. Government Portfolio (Class A) (b)	25,279,344	271,247,359
Total Mutual Funds (Cost $3,337,642,175)		3,216,088,628
Total Investments—100.0% (Cost $3,337,642,175)		3,216,088,628
Other assets and liabilities (net)—0.0%		(1,192,776)
Net Assets—100.0%		$3,214,895,852

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
AB International Bond Portfolio (Class A)	$108,783,897	$19,758	$(3,907,748)	$(850,439)	$2,302,783	$106,348,251
Allspring Mid Cap Value Portfolio (Class A)	8,081,958	7,831	(16,302)	635	(159,912)	7,914,210
Baillie Gifford International Stock Portfolio (Class A)	81,019,849	31,221	(5,757,382)	(979,377)	4,482,770	78,797,081
BlackRock Bond Income Portfolio (Class A)	326,333,178	—	(14,830,805)	(3,021,029)	11,921,056	320,402,400
BlackRock Capital Appreciation Portfolio (Class A)	56,779,603	122,894	(906,588)	(76,278)	(6,108,438)	49,811,193
BlackRock High Yield Portfolio (Class A)	25,119,548	—	(889,574)	(19,190)	187,475	24,398,259
Brighthouse Small Cap Value Portfolio (Class A)	39,649,437	72,834	(42,470)	8,296	(2,479,441)	37,208,656
Brighthouse/Artisan International Portfolio (Class A)	57,837,912	7,260	(7,279,625)	397,942	5,044,569	56,008,058
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,107,898	7,614	(73,479)	(128)	(85,135)	7,956,770
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	58,613,945	27,839	(1,587,697)	(101,878)	163,469	57,115,678
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	100,492,498	45,733	(3,714,605)	(425,351)	1,982,257	98,380,532
Brighthouse/Templeton International Bond Portfolio (Class A)	78,037,554	39,008	(624,850)	(333,490)	4,476,781	81,595,003
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	107,201,949	53,314	(2,352,051)	(60,038)	127,492	104,970,666
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	73,801,874	93,407	(1,696,216)	269,714	(4,382,533)	68,086,246
CBRE Global Real Estate Portfolio (Class A)	23,850,499	28,712	(26,534)	(3,911)	167,603	24,016,369
Harris Oakmark International Portfolio (Class A)	88,811,373	22,400	(9,510,806)	1,110,044	6,317,200	86,750,211
BHFTII-63

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Invesco Comstock Portfolio (Class A)	$105,723,464	$59,274	$(4,921,978)	$1,183,239	$1,899,507	$103,943,506
Invesco Global Equity Portfolio (Class A)	32,565,507	38,145	(1,175,208)	95,643	(1,772,996)	29,751,091
Invesco Small Cap Growth Portfolio (Class A)	15,939,936	41,753	(241,071)	(46,911)	(1,800,092)	13,893,615
Jennison Growth Portfolio (Class A)	40,506,557	78,785	(1,143,928)	(67,504)	(3,866,899)	35,507,011
JPMorgan Core Bond Portfolio (Class A)	125,556,829	—	(5,768,005)	(671,933)	4,238,924	123,355,815
JPMorgan Small Cap Value Portfolio (Class A)	23,772,063	51,718	(32,534)	4,521	(1,731,763)	22,064,005
Loomis Sayles Growth Portfolio (Class A)	32,361,333	58,443	(589,016)	242,628	(3,161,882)	28,911,506
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,976,058	18,567	(85,289)	19	(846,000)	7,063,355
MFS Research International Portfolio (Class A)	56,490,895	7,122	(3,245,818)	602,225	2,325,305	56,179,729
MFS Value Portfolio (Class A)	121,874,184	35,132	(3,955,020)	(167,806)	5,023,293	122,809,783
Neuberger Berman Genesis Portfolio (Class A)	15,619,214	43,114	(17,482)	(2,593)	(1,303,083)	14,339,170
PIMCO Inflation Protected Bond Portfolio (Class A)	175,745,191	—	(9,923,042)	(1,407,030)	9,110,929	173,526,048
PIMCO Total Return Portfolio (Class A)	317,974,476	—	(16,345,717)	(3,419,738)	14,428,698	312,637,719
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	24,077,018	11,118	(1,087,072)	115,630	933,952	24,050,646
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	24,023,986	11,677	(1,015,919)	(82,464)	1,113,870	24,051,150
T. Rowe Price Large Cap Growth Portfolio (Class A)	48,791,909	85,177	(996,864)	156,216	(4,716,723)	43,319,715
T. Rowe Price Large Cap Value Portfolio (Class A)	112,546,381	48,114	(2,761,364)	67,015	4,083,396	113,983,542
T. Rowe Price Mid Cap Growth Portfolio (Class A)	16,226,988	27,749	(265,198)	(20,206)	(1,105,031)	14,864,302
T. Rowe Price Small Cap Growth Portfolio (Class A)	39,427,980	92,429	(87,284)	6,252	(3,184,443)	36,254,934
TCW Core Fixed Income Portfolio (Class A)	242,648,392	—	(11,556,069)	(1,473,913)	8,928,007	238,546,417
VanEck Global Natural Resources Portfolio (Class A)	62,904,846	45,303	(2,587,239)	692,916	4,119,414	65,175,240
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	133,900,694	—	(5,891,430)	(1,559,688)	4,403,811	130,853,387
Western Asset Management U.S. Government Portfolio (Class A)	276,440,587	—	(12,166,848)	(1,322,503)	8,296,123	271,247,359
	$3,295,617,460	$1,333,445	$(139,076,127)	$(11,160,463)	$69,374,313	$3,216,088,628

Security Description	Number of shares held at March 31, 2025
AB International Bond Portfolio (Class A)	12,890,697
Allspring Mid Cap Value Portfolio (Class A)	694,229
Baillie Gifford International Stock Portfolio (Class A)	7,426,681
BlackRock Bond Income Portfolio (Class A)	3,469,812
BlackRock Capital Appreciation Portfolio (Class A)	1,242,484
BlackRock High Yield Portfolio (Class A)	3,231,557
Brighthouse Small Cap Value Portfolio (Class A)	2,842,525
Brighthouse/Artisan International Portfolio (Class A)	4,535,065
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	39,264
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,834,083
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	10,955,516
Brighthouse/Templeton International Bond Portfolio (Class A)	11,116,485
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	3,564,369
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,628,569
CBRE Global Real Estate Portfolio (Class A)	2,336,223
Harris Oakmark International Portfolio (Class A)	6,567,011
Invesco Comstock Portfolio (Class A)	7,710,943
Invesco Global Equity Portfolio (Class A)	1,236,024
Invesco Small Cap Growth Portfolio (Class A)	1,648,116
Jennison Growth Portfolio (Class A)	2,375,051
JPMorgan Core Bond Portfolio (Class A)	13,379,156
JPMorgan Small Cap Value Portfolio (Class A)	1,964,738
Loomis Sayles Growth Portfolio (Class A)	1,654,923
Loomis Sayles Small Cap Growth Portfolio (Class A)	654,620
MFS Research International Portfolio (Class A)	4,472,908
MFS Value Portfolio (Class A)	8,528,457
Neuberger Berman Genesis Portfolio (Class A)	859,662
PIMCO Inflation Protected Bond Portfolio (Class A)	17,045,781
BHFTII-64

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Number of shares held at March 31, 2025
PIMCO Total Return Portfolio (Class A)	30,560,872
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	2,190,405
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	2,555,914
T. Rowe Price Large Cap Growth Portfolio (Class A)	1,877,751
T. Rowe Price Large Cap Value Portfolio (Class A)	4,017,749
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,694,903
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,840,352
TCW Core Fixed Income Portfolio (Class A)	26,863,335
VanEck Global Natural Resources Portfolio (Class A)	5,570,533
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	12,026,966
Western Asset Management U.S. Government Portfolio (Class A)	25,279,344
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,216,088,628	$—	$—	$3,216,088,628
Total Investments	$3,216,088,628	$—	$—	$3,216,088,628
BHFTII-65

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	24,285,677	$200,356,833
Allspring Mid Cap Value Portfolio (Class A) (a)	1,901,133	21,672,914
Baillie Gifford International Stock Portfolio (Class A) (b)	28,420,026	301,536,474
BlackRock Bond Income Portfolio (Class A) (b)	7,278,240	672,072,668
BlackRock Capital Appreciation Portfolio (Class A) (b)	4,867,344	195,131,807
BlackRock High Yield Portfolio (Class A) (a)	9,967,644	75,255,711
Brighthouse Small Cap Value Portfolio (Class A) (a)	9,366,434	122,606,623
Brighthouse/Artisan International Portfolio (Class A) (a)	21,257,769	262,533,450
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	107,745	21,834,467
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,418,373	88,224,551
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	15,848,851	155,160,247
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	19,898,329	178,686,990
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	24,087,327	176,800,982
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,701,049	374,045,887
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	16,910,389	248,751,826
CBRE Global Real Estate Portfolio (Class A) (a)	12,627,004	129,805,603
Harris Oakmark International Portfolio (Class A) (a)	26,181,273	345,854,620
Invesco Comstock Portfolio (Class A) (a)	27,665,992	372,937,576
Invesco Global Equity Portfolio (Class A) (a)	3,386,371	81,509,949
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	11,237,836	94,734,954
Jennison Growth Portfolio (Class A) (b)	15,603,453	233,271,621
JPMorgan Core Bond Portfolio (Class A) (a)	24,320,846	224,238,198
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,395,004	60,585,891
Loomis Sayles Growth Portfolio (Class A) (a)	12,462,798	217,725,089
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	5,356,782	57,799,679
MFS Research International Portfolio (Class A) (a)	17,477,900	219,522,429
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
MFS Value Portfolio (Class A) (b)	31,018,841	$446,671,315
Neuberger Berman Genesis Portfolio (Class A) (b)	3,536,767	58,993,270
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	22,174,691	225,738,352
PIMCO Total Return Portfolio (Class A) (a)	54,841,184	561,025,315
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	9,986,453	109,651,252
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	11,656,954	109,691,939
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	7,729,953	178,330,007
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,105,206	400,164,691
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,629,018	40,596,492
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,052,536	119,234,963
TCW Core Fixed Income Portfolio (Class A) (a)	52,054,661	462,245,394
VanEck Global Natural Resources Portfolio (Class A) (b)	22,983,437	268,906,218
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	16,380,667	178,221,658
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,524,961	381,182,829
Total Mutual Funds (Cost $8,751,074,882)		8,673,310,734
Total Investments—100.0% (Cost $8,751,074,882)		8,673,310,734
Other assets and liabilities (net)—0.0%		(2,521,861)
Net Assets—100.0%		$8,670,788,873

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
AB International Bond Portfolio (Class A)	$205,216,255	$—	$(7,595,647)	$(1,656,007)	$4,392,232	$200,356,833
Allspring Mid Cap Value Portfolio (Class A)	22,135,988	788	(27,384)	325	(436,803)	21,672,914
Baillie Gifford International Stock Portfolio (Class A)	307,470,747	3,776	(19,198,378)	(4,319,423)	17,579,752	301,536,474
BlackRock Bond Income Portfolio (Class A)	681,608,054	—	(28,192,769)	(7,256,841)	25,914,224	672,072,668
BlackRock Capital Appreciation Portfolio (Class A)	223,770,091	77,914	(4,497,206)	489,159	(24,708,151)	195,131,807
BlackRock High Yield Portfolio (Class A)	77,639,189	—	(2,899,871)	(243,277)	759,670	75,255,711
Brighthouse Small Cap Value Portfolio (Class A)	130,823,154	48,942	(122,138)	27,841	(8,171,176)	122,606,623
Brighthouse/Artisan International Portfolio (Class A)	269,029,373	—	(31,903,408)	6,229,646	19,177,839	262,533,450
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	22,197,416	34	(126,365)	3,076	(239,694)	21,834,467
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,420,559	970	(5,233,369)	(677,772)	5,714,163	88,224,551
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	160,198,273	3,073	(5,210,023)	(350,071)	518,995	155,160,247
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	182,887,991	230	(7,022,638)	(812,915)	3,634,322	178,686,990
Brighthouse/Templeton International Bond Portfolio (Class A)	168,584,601	54,003	(788,306)	(386,292)	9,336,976	176,800,982
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	381,827,670	—	(7,996,936)	101,532	113,621	374,045,887
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	269,790,178	35,210	(5,989,930)	689,145	(15,772,777)	248,751,826
CBRE Global Real Estate Portfolio (Class A)	128,924,422	50,848	(53,577)	(7,415)	891,325	129,805,603
BHFTII-66

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Harris Oakmark International Portfolio (Class A)	$349,849,969	$5,894	$(33,340,382)	$(8,266,811)	$37,605,950	$345,854,620
Invesco Comstock Portfolio (Class A)	378,905,186	—	(16,859,383)	1,273,359	9,618,414	372,937,576
Invesco Global Equity Portfolio (Class A)	89,501,136	12,719	(3,392,143)	784,555	(5,396,318)	81,509,949
Invesco Small Cap Growth Portfolio (Class A)	109,585,662	60,049	(2,330,224)	(506,079)	(12,074,454)	94,734,954
Jennison Growth Portfolio (Class A)	267,787,999	85,617	(8,752,255)	(549,923)	(25,299,817)	233,271,621
JPMorgan Core Bond Portfolio (Class A)	227,578,907	—	(9,817,875)	(1,140,018)	7,617,184	224,238,198
JPMorgan Small Cap Value Portfolio (Class A)	65,348,391	21,896	(38,918)	(2,773)	(4,742,705)	60,585,891
Loomis Sayles Growth Portfolio (Class A)	245,250,379	60,587	(5,613,639)	2,305,774	(24,278,012)	217,725,089
Loomis Sayles Small Cap Growth Portfolio (Class A)	65,973,185	28,097	(1,299,513)	44,485	(6,946,575)	57,799,679
MFS Research International Portfolio (Class A)	218,432,477	3,905	(10,225,922)	2,708,094	8,603,875	219,522,429
MFS Value Portfolio (Class A)	444,545,877	—	(15,517,944)	(1,066,831)	18,710,213	446,671,315
Neuberger Berman Genesis Portfolio (Class A)	64,344,853	49,127	(26,790)	(2,099)	(5,371,821)	58,993,270
PIMCO Inflation Protected Bond Portfolio (Class A)	227,516,779	—	(11,772,647)	(1,183,829)	11,178,049	225,738,352
PIMCO Total Return Portfolio (Class A)	569,118,406	—	(27,838,947)	(5,288,994)	25,034,850	561,025,315
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	108,643,444	10,874	(3,725,238)	404,454	4,317,718	109,651,252
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	108,404,172	13,552	(3,358,650)	(205,115)	4,837,980	109,691,939
T. Rowe Price Large Cap Growth Portfolio (Class A)	201,203,103	50,459	(4,123,629)	891,296	(19,691,222)	178,330,007
T. Rowe Price Large Cap Value Portfolio (Class A)	396,011,882	21	(10,399,085)	(1,113,283)	15,665,156	400,164,691
T. Rowe Price Mid Cap Growth Portfolio (Class A)	44,451,441	10,382	(789,046)	(48,148)	(3,028,137)	40,596,492
T. Rowe Price Small Cap Growth Portfolio (Class A)	129,900,042	47,277	(257,132)	7,023	(10,462,247)	119,234,963
TCW Core Fixed Income Portfolio (Class A)	467,018,692	—	(19,212,339)	(2,392,910)	16,831,951	462,245,394
VanEck Global Natural Resources Portfolio (Class A)	255,882,500	14,861	(6,552,657)	422,684	19,138,830	268,906,218
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	182,341,501	—	(7,990,088)	(1,995,962)	5,866,207	178,221,658
Western Asset Management U.S. Government Portfolio (Class A)	387,853,613	—	(16,452,395)	(2,347,173)	12,128,784	381,182,829
	$8,925,973,557	$751,105	$(346,544,786)	$(25,437,513)	$118,568,371	$8,673,310,734

Security Description	Number of shares held at March 31, 2025
AB International Bond Portfolio (Class A)	24,285,677
Allspring Mid Cap Value Portfolio (Class A)	1,901,133
Baillie Gifford International Stock Portfolio (Class A)	28,420,026
BlackRock Bond Income Portfolio (Class A)	7,278,240
BlackRock Capital Appreciation Portfolio (Class A)	4,867,344
BlackRock High Yield Portfolio (Class A)	9,967,644
Brighthouse Small Cap Value Portfolio (Class A)	9,366,434
Brighthouse/Artisan International Portfolio (Class A)	21,257,769
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	107,745
Brighthouse/Dimensional International Small Company Portfolio (Class A)	8,418,373
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	15,848,851
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	19,898,329
Brighthouse/Templeton International Bond Portfolio (Class A)	24,087,327
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	12,701,049
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	16,910,389
CBRE Global Real Estate Portfolio (Class A)	12,627,004
Harris Oakmark International Portfolio (Class A)	26,181,273
Invesco Comstock Portfolio (Class A)	27,665,992
Invesco Global Equity Portfolio (Class A)	3,386,371
Invesco Small Cap Growth Portfolio (Class A)	11,237,836
Jennison Growth Portfolio (Class A)	15,603,453
JPMorgan Core Bond Portfolio (Class A)	24,320,846
JPMorgan Small Cap Value Portfolio (Class A)	5,395,004
Loomis Sayles Growth Portfolio (Class A)	12,462,798
Loomis Sayles Small Cap Growth Portfolio (Class A)	5,356,782
MFS Research International Portfolio (Class A)	17,477,900
MFS Value Portfolio (Class A)	31,018,841
BHFTII-67

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Number of shares held at March 31, 2025
Neuberger Berman Genesis Portfolio (Class A)	3,536,767
PIMCO Inflation Protected Bond Portfolio (Class A)	22,174,691
PIMCO Total Return Portfolio (Class A)	54,841,184
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	9,986,453
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	11,656,954
T. Rowe Price Large Cap Growth Portfolio (Class A)	7,729,953
T. Rowe Price Large Cap Value Portfolio (Class A)	14,105,206
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,629,018
T. Rowe Price Small Cap Growth Portfolio (Class A)	6,052,536
TCW Core Fixed Income Portfolio (Class A)	52,054,661
VanEck Global Natural Resources Portfolio (Class A)	22,983,437
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	16,380,667
Western Asset Management U.S. Government Portfolio (Class A)	35,524,961
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,673,310,734	$—	$—	$8,673,310,734
Total Investments	$8,673,310,734	$—	$—	$8,673,310,734
BHFTII-68

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	7,390,088	$60,968,226
Allspring Mid Cap Value Portfolio (Class A) (a)	5,231,706	59,641,451
Baillie Gifford International Stock Portfolio (Class A) (b)	33,443,346	354,833,895
BlackRock Bond Income Portfolio (Class A) (b)	3,767,253	347,868,179
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,397,113	216,370,271
BlackRock High Yield Portfolio (Class A) (a)	8,028,160	60,612,607
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,513,540	150,712,236
Brighthouse/Artisan International Portfolio (Class A) (a)	26,017,409	321,314,997
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	98,738	20,009,322
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	15,454,206	161,960,081
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,269,453	80,957,940
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	13,692,831	100,505,382
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,274,274	361,477,380
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	22,104,508	325,157,315
CBRE Global Real Estate Portfolio (Class A) (a)	19,038,047	195,711,122
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,332,269	34,878,803
Harris Oakmark International Portfolio (Class A) (a)	28,537,737	376,983,508
Invesco Comstock Portfolio (Class A) (a)	31,318,353	422,171,404
Invesco Global Equity Portfolio (Class A) (a)	4,680,771	112,666,164
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	14,611,818	123,177,625
Jennison Growth Portfolio (Class A) (b)	22,767,837	340,379,169
JPMorgan Core Bond Portfolio (Class A) (a)	17,777,681	163,910,221
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,295,200	93,155,091
Loomis Sayles Growth Portfolio (Class A) (a)	18,779,750	328,082,238
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	9,922,193	107,060,457
MFS Research International Portfolio (Class A) (a)	22,395,481	281,287,246
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
MFS Value Portfolio (Class A) (b)	32,561,609	$468,887,174
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,293,468	16,834,058
Neuberger Berman Genesis Portfolio (Class A) (b)	1,089,937	18,180,144
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	8,111,981	82,579,962
PIMCO Total Return Portfolio (Class A) (a)	26,086,529	266,865,190
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	12,791,787	140,453,816
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	14,917,000	140,368,966
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	12,660,283	292,072,726
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,035,303	426,551,537
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,248,473	37,259,106
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,495,139	127,954,245
TCW Core Fixed Income Portfolio (Class A) (a)	25,376,996	225,347,727
VanEck Global Natural Resources Portfolio (Class A) (b)	20,880,034	244,296,397
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,019,573	19,677,762
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,225,596	122,134,481
Total Mutual Funds (Cost $7,659,404,965)		7,831,315,621
Total Investments—100.0% (Cost $7,659,404,965)		7,831,315,621
Other assets and liabilities (net)—0.0%		(2,304,724)
Net Assets—100.0%		$7,829,010,897

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
AB International Bond Portfolio (Class A)	$62,698,529	$—	$(2,565,141)	$(559,198)	$1,394,036	$60,968,226
Allspring Mid Cap Value Portfolio (Class A)	60,948,525	4,883	(110,522)	4,860	(1,206,295)	59,641,451
Baillie Gifford International Stock Portfolio (Class A)	357,482,278	13,511	(18,052,782)	2,534,938	12,855,950	354,833,895
BlackRock Bond Income Portfolio (Class A)	348,403,676	1,811	(10,187,937)	(1,659,058)	11,309,687	347,868,179
BlackRock Capital Appreciation Portfolio (Class A)	250,580,068	87,560	(7,415,774)	1,060,509	(27,942,092)	216,370,271
BlackRock High Yield Portfolio (Class A)	62,698,513	—	(2,506,065)	(216,715)	636,874	60,612,607
Brighthouse Small Cap Value Portfolio (Class A)	161,195,219	75,368	(562,280)	113,169	(10,109,240)	150,712,236
Brighthouse/Artisan International Portfolio (Class A)	326,488,764	—	(36,259,577)	6,736,447	24,349,363	321,314,997
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,369,269	53	(142,410)	2,188	(219,778)	20,009,322
Brighthouse/Dimensional International Small Company Portfolio (Class A)	159,911,308	4,614	(7,070,406)	(1,951,970)	11,066,535	161,960,081
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	83,904,108	1,483	(3,037,817)	(219,722)	309,888	80,957,940
Brighthouse/Templeton International Bond Portfolio (Class A)	94,927,528	1,091,223	(585,282)	(239,250)	5,311,163	100,505,382
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,942,529	2,015	(5,605,861)	489,557	(350,860)	361,477,380
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	352,650,355	37,310	(7,758,154)	521,634	(20,293,830)	325,157,315
CBRE Global Real Estate Portfolio (Class A)	193,716,177	668,337	—	—	1,326,608	195,711,122
Frontier Mid Cap Growth Portfolio (Class A)	40,678,400	23,436	(1,471,478)	(280,889)	(4,070,666)	34,878,803
BHFTII-69

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Harris Oakmark International Portfolio (Class A)	$376,050,948	$21,389	$(30,744,513)	$5,470,877	$26,184,807	$376,983,508
Invesco Comstock Portfolio (Class A)	430,536,772	—	(20,781,810)	(2,793,661)	15,210,103	422,171,404
Invesco Global Equity Portfolio (Class A)	124,184,240	8,536	(5,139,221)	1,528,045	(7,915,436)	112,666,164
Invesco Small Cap Growth Portfolio (Class A)	142,041,625	125,363	(2,593,508)	(594,723)	(15,801,132)	123,177,625
Jennison Growth Portfolio (Class A)	395,783,984	113,026	(17,791,789)	537,815	(38,263,867)	340,379,169
JPMorgan Core Bond Portfolio (Class A)	164,525,045	596	(5,352,482)	(645,020)	5,382,082	163,910,221
JPMorgan Small Cap Value Portfolio (Class A)	100,462,603	47,385	(58,804)	(4,313)	(7,291,780)	93,155,091
Loomis Sayles Growth Portfolio (Class A)	375,967,659	91,677	(14,922,593)	6,016,294	(39,070,799)	328,082,238
Loomis Sayles Small Cap Growth Portfolio (Class A)	122,474,750	76,732	(2,700,222)	(91,539)	(12,699,264)	107,060,457
MFS Research International Portfolio (Class A)	276,759,334	15,597	(9,786,126)	1,505,392	12,793,049	281,287,246
MFS Value Portfolio (Class A)	467,880,982	—	(17,580,587)	(2,299,304)	20,886,083	468,887,174
Morgan Stanley Discovery Portfolio (Class A)	20,543,934	13,208	(2,497,281)	1,199,470	(2,425,273)	16,834,058
Neuberger Berman Genesis Portfolio (Class A)	19,816,674	27,046	(7,740)	(800)	(1,655,036)	18,180,144
PIMCO Inflation Protected Bond Portfolio (Class A)	82,575,087	—	(3,654,367)	(43,666)	3,702,908	82,579,962
PIMCO Total Return Portfolio (Class A)	268,017,435	—	(10,552,228)	(1,701,272)	11,101,255	266,865,190
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	137,435,142	34,203	(2,939,033)	307,487	5,616,017	140,453,816
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	137,144,711	40,648	(2,631,740)	247,533	5,567,814	140,368,966
T. Rowe Price Large Cap Growth Portfolio (Class A)	332,870,724	78,228	(10,086,993)	2,167,808	(32,957,041)	292,072,726
T. Rowe Price Large Cap Value Portfolio (Class A)	424,136,536	—	(13,154,791)	(1,837,930)	17,407,722	426,551,537
T. Rowe Price Mid Cap Growth Portfolio (Class A)	41,021,373	13,317	(954,863)	(63,324)	(2,757,397)	37,259,106
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,831,275	76,390	(759,834)	111,917	(11,305,503)	127,954,245
TCW Core Fixed Income Portfolio (Class A)	224,430,341	3,765	(6,101,524)	(712,497)	7,727,642	225,347,727
VanEck Global Natural Resources Portfolio (Class A)	229,804,389	164,727	(3,242,617)	215,124	17,354,774	244,296,397
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,284,205	1,890	(164,065)	2,055	(446,323)	19,677,762
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,018,281	—	(5,545,520)	(1,256,979)	3,918,699	122,134,481
	$8,123,193,295	$2,965,327	$(293,075,737)	$13,601,289	$(15,368,553)	$7,831,315,621

Security Description	Number of shares held at March 31, 2025
AB International Bond Portfolio (Class A)	7,390,088
Allspring Mid Cap Value Portfolio (Class A)	5,231,706
Baillie Gifford International Stock Portfolio (Class A)	33,443,346
BlackRock Bond Income Portfolio (Class A)	3,767,253
BlackRock Capital Appreciation Portfolio (Class A)	5,397,113
BlackRock High Yield Portfolio (Class A)	8,028,160
Brighthouse Small Cap Value Portfolio (Class A)	11,513,540
Brighthouse/Artisan International Portfolio (Class A)	26,017,409
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	98,738
Brighthouse/Dimensional International Small Company Portfolio (Class A)	15,454,206
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	8,269,453
Brighthouse/Templeton International Bond Portfolio (Class A)	13,692,831
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	12,274,274
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	22,104,508
CBRE Global Real Estate Portfolio (Class A)	19,038,047
Frontier Mid Cap Growth Portfolio (Class A)	1,332,269
Harris Oakmark International Portfolio (Class A)	28,537,737
Invesco Comstock Portfolio (Class A)	31,318,353
Invesco Global Equity Portfolio (Class A)	4,680,771
Invesco Small Cap Growth Portfolio (Class A)	14,611,818
Jennison Growth Portfolio (Class A)	22,767,837
JPMorgan Core Bond Portfolio (Class A)	17,777,681
JPMorgan Small Cap Value Portfolio (Class A)	8,295,200
Loomis Sayles Growth Portfolio (Class A)	18,779,750
Loomis Sayles Small Cap Growth Portfolio (Class A)	9,922,193
MFS Research International Portfolio (Class A)	22,395,481
BHFTII-70

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Number of shares held at March 31, 2025
MFS Value Portfolio (Class A)	32,561,609
Morgan Stanley Discovery Portfolio (Class A)	2,293,468
Neuberger Berman Genesis Portfolio (Class A)	1,089,937
PIMCO Inflation Protected Bond Portfolio (Class A)	8,111,981
PIMCO Total Return Portfolio (Class A)	26,086,529
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	12,791,787
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	14,917,000
T. Rowe Price Large Cap Growth Portfolio (Class A)	12,660,283
T. Rowe Price Large Cap Value Portfolio (Class A)	15,035,303
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,248,473
T. Rowe Price Small Cap Growth Portfolio (Class A)	6,495,139
TCW Core Fixed Income Portfolio (Class A)	25,376,996
VanEck Global Natural Resources Portfolio (Class A)	20,880,034
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,019,573
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	11,225,596
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,831,315,621	$—	$—	$7,831,315,621
Total Investments	$7,831,315,621	$—	$—	$7,831,315,621
BHFTII-71

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc.	112,107	$13,480,867
Banks — 6.9%
Fifth Third Bancorp (a)	218,731	8,574,255
First Citizens BancShares, Inc. - Class A (a)	11,479	21,283,443
M&T Bank Corp.	43,666	7,805,298
WaFd, Inc.	279,654	7,992,511
		45,655,507
Capital Markets — 1.0%
Moelis & Co. - Class A	110,885	6,471,249
Consumer Staples Distribution & Retail — 6.2%
Dollar General Corp.	128,367	11,287,310
Kroger Co.	276,763	18,734,088
Sysco Corp.	148,273	11,126,406
		41,147,804
Distributors — 4.4%
Genuine Parts Co.	120,479	14,353,868
LKQ Corp.	354,873	15,096,297
		29,450,165
Electric Utilities — 5.4%
Alliant Energy Corp.	255,307	16,429,005
OGE Energy Corp.	427,135	19,631,125
		36,060,130
Electrical Equipment — 1.8%
nVent Electric PLC (a)	225,841	11,838,585
Electronic Equipment, Instruments & Components — 2.8%
Vontier Corp. (a)	575,514	18,905,635
Energy Equipment & Services — 2.0%
NOV, Inc.	890,422	13,552,223
Entertainment — 2.6%
Electronic Arts, Inc.	23,707	3,426,136
Warner Music Group Corp. - Class A	435,777	13,661,609
		17,087,745
Financial Services — 2.4%
Corebridge Financial, Inc.	514,185	16,232,820
Food Products — 2.5%
Tyson Foods, Inc. - Class A	257,162	16,409,507
Ground Transportation — 3.0%
U-Haul Holding Co. (Non-Voting Shares) (a)	339,070	20,066,163
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	484,485	16,583,921
Health Care Providers & Services — 4.5%
Centene Corp. (b)	218,145	13,243,583
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Humana, Inc.	62,145	$16,443,567
		29,687,150
Hotels, Restaurants & Leisure — 6.7%
Expedia Group, Inc.	115,994	19,498,591
MGM Resorts International (a) (b)	342,122	10,140,496
Vail Resorts, Inc. (a)	94,030	15,046,681
		44,685,768
Industrial REITs — 1.2%
Lineage, Inc. (a)	137,220	8,045,209
Insurance — 4.3%
Arch Capital Group Ltd.	103,890	9,992,140
Globe Life, Inc.	138,882	18,293,537
		28,285,677
Interactive Media & Services — 1.6%
IAC, Inc. (a) (b)	233,974	10,748,765
Leisure Products — 1.6%
Polaris, Inc. (a)	260,279	10,655,822
Life Sciences Tools & Services — 5.8%
Bio-Rad Laboratories, Inc. - Class A (b)	30,926	7,532,337
ICON PLC (b)	80,314	14,054,147
Waters Corp. (b)	45,360	16,718,335
		38,304,819
Machinery — 2.2%
Otis Worldwide Corp.	138,275	14,269,980
Media — 5.7%
Cable One, Inc. (a)	37,485	9,962,388
News Corp. - Class A	531,158	14,458,121
Omnicom Group, Inc. (a)	165,492	13,720,942
		38,141,451
Oil, Gas & Consumable Fuels — 2.0%
Permian Resources Corp. (a)	957,167	13,256,763
Professional Services — 3.4%
Genpact Ltd.	443,420	22,339,500
Retail REITs — 2.1%
NNN REIT, Inc.	319,257	13,616,311
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	80,534	16,241,292
Software — 2.6%
Check Point Software Technologies Ltd. (b)	64,329	14,661,866
Dolby Laboratories, Inc. - Class A	36,381	2,921,758
		17,583,624
BHFTII-72

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialized REITs — 4.7%
Lamar Advertising Co. - Class A	172,204	$19,593,371
Public Storage	38,400	11,492,736
		31,086,107
Specialty Retail — 1.8%
Asbury Automotive Group, Inc. (a) (b)	55,005	12,147,304
Total Common Stocks (Cost $535,911,583)		652,037,863

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $12,795,167; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $13,049,948	12,794,012	12,794,012
Total Short-Term Investments (Cost $12,794,012)		12,794,012

Securities Lending Reinvestments (e)—8.6%
Certificates of Deposit—1.1%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (f)	2,000,000	1,999,836
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (f)	1,500,000	1,499,997
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (f)	1,000,000	999,895
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (f)	1,500,000	1,500,197
		6,999,923
Commercial Paper—0.8%
Constellation Funding Co. LLC
4.400%, 05/16/25	2,000,000	1,988,502
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (f)	1,000,000	999,949
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
		4,977,423
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—3.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $556,626	500,000	$500,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $1,000,125; collateralized by various Common Stock with an aggregate market value of $1,115,118	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $5,104,423; collateralized by various Common Stock with an aggregate market value of $5,687,026	5,100,000	5,100,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $1,004,472; collateralized by various Common Stock with an aggregate market value of $1,111,253	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $9,001,108; collateralized by various Common Stock with an aggregate market value of $9,901,219	9,000,000	9,000,000
		20,700,000
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	895,430	895,430

Mutual Funds—3.5%
AB Government Money Market Portfolio, Institutional Class, 4.200% (g)	510,000	510,000
Allspring Government Money Market Fund, Select Class, 4.270% (g)	1,000,000	1,000,000
BHFTII-73

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (g)	2,000,000	$2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (g)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (g)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (g)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (g)	10,000,000	10,000,000
		23,510,000
Total Securities Lending Reinvestments (Cost $57,083,871)		57,082,776
Total Investments—108.6% (Cost $605,789,466)		721,914,651
Other assets and liabilities (net)—(8.6)%		(57,167,496)
Net Assets—100.0%		$664,747,155

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $104,690,193 and the collateral received consisted of cash in the amount of $57,072,841 and non-cash collateral with a value of $50,298,949. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$652,037,863	$—	$—	$652,037,863
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	12,794,012	—	12,794,012
Securities Lending Reinvestments
Certificates of Deposit	—	6,999,923	—	6,999,923
Commercial Paper	—	4,977,423	—	4,977,423
Repurchase Agreements	—	20,700,000	—	20,700,000
Time Deposit	—	895,430	—	895,430
Mutual Funds	23,510,000	—	—	23,510,000
Total Securities Lending Reinvestments	23,510,000	33,572,776	—	57,082,776
Total Investments	$675,547,863	$46,366,788	$0	$721,914,651
Collateral for Securities Loaned (Liability)	$—	$(57,072,841)	$—	$(57,072,841)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-74

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia — 6.2%
Accent Group Ltd.	97,699	$110,463
Adairs Ltd.	44,070	58,266
Ainsworth Game Technology Ltd. (a)	51,616	25,883
Alkane Resources Ltd. (a)	122,642	53,951
Alliance Aviation Services Ltd. (a)	6,026	10,402
AMA Group Ltd. (a)	880,225	31,967
Amotiv Ltd.	39,290	219,211
AMP Ltd.	476,602	369,616
Amplitude Energy Ltd. (a)	753,059	99,198
Ansell Ltd.	25,149	532,259
Appen Ltd. (a)	23,905	15,516
Arafura Rare Earths Ltd. (a)	397,507	42,725
ARB Corp. Ltd.	22,639	457,226
ARN Media Ltd.	82,651	31,228
Articore Group Ltd. (a)	43,202	5,434
AUB Group Ltd.	26,746	518,113
Audinate Group Ltd. (a)	14,833	57,909
Aurelia Metals Ltd. (a)	407,982	65,759
Aussie Broadband Ltd.	38,030	95,220
Austal Ltd. (a)	97,658	256,918
Australian Agricultural Co. Ltd. (a)	67,557	61,215
Australian Clinical Labs Ltd.	26,737	49,956
Australian Ethical Investment Ltd.	10,812	40,041
Australian Finance Group Ltd.	54,872	54,785
Australian Strategic Materials Ltd. (a)	39,545	8,898
AVJennings Ltd. (a)	14,202	5,381
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	27,483
Bank of Queensland Ltd.	127,227	538,560
Bapcor Ltd.	85,877	244,421
Beach Energy Ltd.	317,481	286,383
Bega Cheese Ltd.	64,119	213,231
Bellevue Gold Ltd. (a) (b) (c)	215,537	154,227
Boss Energy Ltd. (a)	37,968	59,971
Bravura Solutions Ltd.	108,709	153,936
Breville Group Ltd.	24,260	478,377
Brickworks Ltd.	12,229	186,686
Bubs Australia Ltd. (a)	46,469	3,798
Capral Ltd.	5,292	32,684
Capricorn Metals Ltd. (a)	69,437	352,929
Carnarvon Energy Ltd. (a)	136,527	10,236
Cash Converters International Ltd.	152,939	22,938
Catapult Group International Ltd. (a)	14,902	32,456
Cedar Woods Properties Ltd.	19,138	62,097
Cettire Ltd. (a)	38,961	20,648
Chalice Mining Ltd. (a)	19,243	13,954
Challenger Ltd.	80,750	306,385
Champion Iron Ltd.	70,983	216,701
Chrysos Corp. Ltd. (a)	5,357	13,841
ClearView Wealth Ltd.	44,262	13,232
Clinuvel Pharmaceuticals Ltd.	9,453	67,680
Clover Corp. Ltd.	39,945	13,149
Coast Entertainment Holdings Ltd. (a)	113,950	29,652
Codan Ltd.	23,563	230,762
Collins Foods Ltd.	30,579	164,854
Corporate Travel Management Ltd.	28,366	248,339
Security Description	Shares	Value
Australia — (Continued)
Credit Corp. Group Ltd.	16,464	$142,624
Dalrymple Bay Infrastructure Ltd.	22,810	54,958
Data#3 Ltd.	45,441	207,285
De Grey Mining Ltd. (a)	326,955	439,122
Deep Yellow Ltd. (a)	111,735	75,450
Deterra Royalties Ltd.	14,689	33,218
Develop Global Ltd. (a)	8,766	15,248
Dicker Data Ltd.	14,945	78,433
Domain Holdings Australia Ltd.	64,453	172,485
Domino's Pizza Enterprises Ltd.	12,228	196,413
Downer EDI Ltd.	150,888	514,421
Duratec Ltd.	11,427	12,078
Eagers Automotive Ltd.	35,943	338,781
Elanor Investor Group (a) (b) (c)	5,934	2,299
Elders Ltd.	49,991	210,336
Elixir Energy Ltd. (a)	29,923	473
Emeco Holdings Ltd. (a)	105,907	55,828
Emerald Resources NL (a)	99,710	232,063
EML Payments Ltd. (a)	62,760	37,930
Energy World Corp. Ltd. (a)	472,609	5,631
EQT Holdings Ltd.	5,343	114,234
Euroz Hartleys Group Ltd.	24,476	14,462
EVT Ltd.	24,788	207,972
Fiducian Group Ltd.	3,121	18,563
Finbar Group Ltd.	6,909	3,090
Firefinch Ltd. (a) (b) (c)	39,761	932
FleetPartners Group Ltd. (a)	69,358	115,400
Fleetwood Ltd.	35,042	55,201
Flight Centre Travel Group Ltd.	34,913	303,097
Frontier Digital Ventures Ltd. (a)	10,683	1,736
G8 Education Ltd.	193,918	157,395
Galan Lithium Ltd. (a)	48,070	3,339
Genesis Minerals Ltd. (a)	66,585	155,435
Gold Road Resources Ltd.	249,127	452,610
GR Engineering Services Ltd.	13,197	23,876
GrainCorp Ltd. - Class A	54,422	232,233
GWA Group Ltd.	64,632	94,381
Hansen Technologies Ltd.	45,381	142,551
Healius Ltd. (a)	170,247	149,263
Helia Group Ltd.	73,363	183,491
HUB24 Ltd.	9,052	388,495
Humm Group Ltd.	119,413	40,979
IDM International Ltd. (a) (b) (c)	1,969	0
IDP Education Ltd.	30,748	182,644
IGO Ltd.	14,118	35,280
Iluka Resources Ltd.	54,461	132,994
Imdex Ltd.	125,127	230,696
Immutep Ltd. (ADR) (a)	8,886	15,639
Incitec Pivot Ltd.	6,974	11,162
Infomedia Ltd.	109,692	91,302
Inghams Group Ltd.	86,621	170,156
Insignia Financial Ltd. (a)	181,510	474,942
Integral Diagnostics Ltd.	80,280	115,435
ioneer Ltd. (a)	304,527	27,779
IPH Ltd.	62,112	177,094
IRESS Ltd.	15,805	80,311
BHFTII-75

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
IVE Group Ltd.	19,754	$29,473
Johns Lyng Group Ltd.	24,851	33,538
Jumbo Interactive Ltd.	12,118	79,968
Jupiter Mines Ltd.	439,415	44,028
Kelsian Group Ltd.	24,968	42,049
Kogan.com Ltd.	8,198	23,906
Lendlease Corp. Ltd.	89,844	333,362
Leo Lithium Ltd. (b) (c)	28,400	0
Lifestyle Communities Ltd.	11,437	56,222
Lindsay Australia Ltd.	16,553	7,352
Lovisa Holdings Ltd.	13,735	207,767
Lycopodium Ltd.	6,179	41,064
MA Financial Group Ltd.	14,408	62,181
Macmahon Holdings Ltd.	380,170	65,708
Macquarie Technology Group Ltd. (a)	1,322	52,137
Mader Group Ltd.	3,508	13,388
Magellan Financial Group Ltd.	22,860	110,447
Mayne Pharma Group Ltd. (a)	15,480	69,921
McMillan Shakespeare Ltd.	10,057	92,137
McPherson's Ltd. (a)	39,600	6,323
Megaport Ltd. (a)	17,487	106,594
Mesoblast Ltd. (a)	79,233	97,809
Metals X Ltd. (a)	147,577	63,797
Metcash Ltd.	176,193	349,535
Michael Hill International Ltd. (a)	82,929	21,197
Monadelphous Group Ltd.	25,556	246,093
Monash IVF Group Ltd.	73,577	52,285
Mount Gibson Iron Ltd. (a)	158,334	32,745
Myer Holdings Ltd.	286,260	116,884
MyState Ltd.	31,935	77,513
Nanosonics Ltd. (a)	13,506	38,603
Navigator Global Investments Ltd.	52,466	60,793
New Hope Corp. Ltd.	120,389	280,396
nib holdings Ltd.	115,415	496,366
Nick Scali Ltd.	20,348	201,877
Nine Entertainment Co. Holdings Ltd.	208,760	197,366
NRW Holdings Ltd.	116,126	201,309
Nufarm Ltd.	73,739	182,870
Nuix Ltd. (a)	38,590	74,885
Objective Corp. Ltd.	2,117	20,001
OceanaGold Corp.	182,411	608,438
OFX Group Ltd. (a)	76,506	54,062
Omni Bridgeway Ltd. (a)	75,128	67,023
oOh!media Ltd.	105,904	98,259
Orora Ltd.	264,915	312,193
Pacific Current Group Ltd.	12,733	93,873
Paladin Energy Ltd. (a)	48,708	157,971
Pantoro Ltd. (a)	260,554	27,980
Peet Ltd.	88,199	78,508
PeopleIN Ltd. (a)	9,511	5,474
Perenti Ltd.	204,417	171,422
Perpetual Ltd.	5,092	61,936
Perseus Mining Ltd.	340,886	717,419
PEXA Group Ltd. (a)	21,038	146,729
Platinum Asset Management Ltd.	124,443	43,538
Praemium Ltd.	98,955	44,130
Security Description	Shares	Value
Australia — (Continued)
Premier Investments Ltd.	15,190	$190,768
Propel Funeral Partners Ltd.	9,117	30,392
PWR Holdings Ltd.	14,398	61,627
Ramelius Resources Ltd.	241,467	359,268
Regis Healthcare Ltd.	32,213	135,548
Regis Resources Ltd. (a)	188,824	465,620
Reject Shop Ltd.	12,421	51,126
Resolute Mining Ltd. (a)	677,338	197,900
Retail Food Group Ltd. (a)	5,455	6,947
Ridley Corp. Ltd.	84,588	136,476
RPMGlobal Holdings Ltd. (a)	32,785	58,692
Sandfire Resources Ltd. (a)	103,337	676,051
Select Harvests Ltd. (a)	41,084	128,026
Servcorp Ltd.	21,215	72,201
Service Stream Ltd.	154,571	169,044
Seven West Media Ltd. (a)	319,979	31,831
SG Fleet Group Ltd.	18,721	40,600
Shaver Shop Group Ltd.	18,090	14,570
Sigma Healthcare Ltd.	378,460	685,038
SmartGroup Corp. Ltd.	33,331	154,070
SolGold PLC (a)	36,239	3,085
Solvar Ltd.	57,482	51,891
Southern Cross Media Group Ltd. (a)	76,997	32,309
SRG Global Ltd.	48,370	35,886
St Barbara Ltd. (a)	275,392	43,150
Stanmore Resources Ltd.	10,423	13,817
Star Entertainment Group Ltd. (a) (b) (c)	653,049	44,886
Strandline Resources Ltd. (a) (b) (c)	43,753	492
Super Retail Group Ltd.	40,181	325,840
Superloop Ltd. (a)	128,977	170,588
Syrah Resources Ltd. (a)	206,663	31,107
Tabcorp Holdings Ltd.	406,397	150,084
Temple & Webster Group Ltd. (a)	1,051	10,934
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,191
Terracom Ltd.	54,002	2,940
Tribune Resources Ltd.	2,377	7,269
Tuas Ltd. (a)	23,255	80,583
Tyro Payments Ltd. (a)	64,496	30,979
Ventia Services Group Pty. Ltd.	110,267	279,024
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	70,971
Viva Energy Group Ltd.	137,760	147,866
Vulcan Energy Resources Ltd. (a)	11,071	35,412
WEB Travel Group Ltd. (a)	84,765	243,131
Webjet Group Ltd. (a)	84,765	30,092
West African Resources Ltd. (a)	264,267	385,933
Westgold Resources Ltd.	195,797	356,209
Whitehaven Coal Ltd.	91,780	315,408
Zip Co. Ltd. (a)	374,987	385,112
		28,882,532
Austria — 1.5%
Agrana Beteiligungs AG (d)	3,399	40,282
ams-OSRAM AG (a)	12,370	109,436
ANDRITZ AG	13,919	781,288
AT&S Austria Technologie & Systemtechnik AG (a) (d)	3,961	55,624
BHFTII-76

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
A-TEC Industries AG (a) (b) (c)	1	$0
BAWAG Group AG	19,374	2,002,080
CA Immobilien Anlagen AG (d)	6,610	160,615
CPI Europe AG (a) (d)	5,772	105,376
DO & Co. AG (a)	2,066	364,524
Eurotelesites AG (a)	6,880	38,516
EVN AG	6,679	155,073
FACC AG (a) (d)	6,291	50,325
Kapsch TrafficCom AG (a)	1,870	14,456
Kontron AG	11,553	276,949
Lenzing AG (a)	4,153	121,660
Mayr Melnhof Karton AG (d)	1,960	167,573
Oesterreichische Post AG	4,583	155,133
Palfinger AG	4,392	133,885
POLYTEC Holding AG (a)	6,228	18,497
Porr AG	2,768	78,819
Schoeller-Bleckmann Oilfield Equipment AG	2,111	81,266
Semperit AG Holding	2,077	33,127
Telekom Austria AG	24,109	225,432
UBM Development AG (a) (d)	1,083	23,554
UNIQA Insurance Group AG	29,654	315,296
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	336,151
voestalpine AG	20,114	492,654
Wienerberger AG	23,585	791,312
Zumtobel Group AG	8,536	42,592
		7,171,495
Belgium — 1.4%
Ackermans & van Haaren NV	4,266	926,112
Ageas SA	2,711	162,880
AGFA-Gevaert NV (a) (d)	40,080	40,025
Atenor (a)	6,098	18,824
Azelis Group NV	9,927	174,760
Barco NV (d)	12,997	166,733
Bekaert SA	7,448	268,886
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA	18,928	29,912
Cie d'Entreprises CFE	2,249	18,534
Colruyt Group NV	8,769	360,725
Deceuninck NV (d)	27,313	64,428
Deme Group NV	1,759	249,609
Econocom Group SA NV	20,343	39,672
Elia Group SA (d)	3,002	260,106
EVS Broadcast Equipment SA	3,873	158,374
Fagron	13,331	273,350
Galapagos NV (a)	9,086	228,270
Gimv NV	5,741	244,743
Greenyard NV	5,819	34,022
Immobel SA	1,276	23,613
Ion Beam Applications (d)	5,598	66,227
Jensen-Group NV	1,035	53,738
Kinepolis Group NV (d)	3,515	123,456
Lotus Bakeries NV	45	400,833
MDxHealth SA (a)	843	1,197
Melexis NV (d)	4,202	238,055
Ontex Group NV (a)	14,208	130,712
Security Description	Shares	Value
Belgium — (Continued)
Orange Belgium SA (a)	4,348	$71,430
Proximus SADP	28,286	209,693
Recticel SA (d)	10,386	114,487
Roularta Media Group NV	32	531
Sipef NV	1,593	105,656
Solvay SA (d)	15,973	568,406
Tessenderlo Group SA (d)	4,940	131,942
Umicore SA	12,841	133,210
Van de Velde NV (d)	1,970	65,889
VGP NV	1,667	145,023
Viohalco SA	22,715	144,681
What's Cooking BV (d)	153	17,702
X-Fab Silicon Foundries SE (a)	10,420	42,578
		6,509,024
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	17,996
Brazil — 0.1%
ERO Copper Corp. (a) (d)	13,490	163,393
ERO Copper Corp. (a)	742	8,993
Karoon Energy Ltd.	181,723	179,915
Pluxee NV (d)	7,577	154,535
		506,836
Burkina Faso — 0.2%
IAMGOLD Corp. (a)	118,555	739,810
Cambodia — 0.0%
NagaCorp Ltd. (a)	254,719	112,102
Canada — 9.6%
5N Plus, Inc. (a)	33,732	124,469
Acadian Timber Corp.	3,800	46,053
ADENTRA, Inc.	1,000	19,172
ADF Group, Inc.	2,900	14,207
Advantage Energy Ltd. (a)	40,225	303,005
Aecon Group, Inc.	17,346	204,191
Africa Oil Corp. (d)	57,099	81,737
Ag Growth International, Inc.	2,120	51,459
AGF Management Ltd. - Class B	16,613	116,945
Aimia, Inc. (a) (d)	24,635	45,194
Air Canada (a) (d)	23,833	234,679
AirBoss of America Corp. (d)	3,761	10,193
Algoma Central Corp.	4,710	50,339
Algonquin Power & Utilities Corp. (d)	101,548	521,705
Altius Minerals Corp.	8,260	142,120
Altus Group Ltd.	8,586	306,973
Amerigo Resources Ltd. (d)	35,000	46,454
Andlauer Healthcare Group, Inc.	2,076	56,262
Andrew Peller Ltd. - Class A	11,417	37,685
Aritzia, Inc. (a)	19,417	682,472
Ascot Resources Ltd. (a)	16,500	1,261
Atco Ltd. - Class I	17,446	607,619
Athabasca Oil Corp. (a)	132,924	515,421
ATS Corp. (a) (d)	14,582	363,473
BHFTII-77

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Aurora Cannabis, Inc. (a)	872	$3,828
AutoCanada, Inc. (a)	5,328	60,387
B2Gold Corp.	74,132	210,694
B2Gold Corp. (d)	222,725	634,766
Badger Infrastructure Solutions Ltd.	8,462	228,507
Ballard Power Systems, Inc. (a)	37,678	41,446
Baytex Energy Corp.	65,383	144,937
Birchcliff Energy Ltd.	60,988	283,103
Bird Construction, Inc.	18,612	281,563
Black Diamond Group Ltd. (d)	18,112	112,645
BlackBerry Ltd. (a)	7,011	26,431
BMTC Group, Inc.	5,387	42,114
Boralex, Inc. - Class A (d)	25,118	504,786
Boyd Group Services, Inc. (d)	3,307	475,442
Calfrac Well Services Ltd. (a)	3,087	8,259
Calian Group Ltd.	2,846	87,058
Canaccord Genuity Group, Inc.	23,412	136,823
Canada Goose Holdings, Inc. (a) (d)	13,125	104,270
Canadian Tire Corp. Ltd. - Class A (d)	3,424	355,570
Canfor Corp. (a) (d)	15,511	162,757
Capital Power Corp. (d)	27,632	918,410
Capstone Copper Corp. (a)	122,839	632,526
Cardinal Energy Ltd. (d)	32,459	145,936
Cascades, Inc.	20,426	137,683
Centerra Gold, Inc.	50,985	323,472
CES Energy Solutions Corp.	73,142	376,117
CI Financial Corp. (d)	20,780	450,097
Cineplex, Inc. (a)	6,558	45,070
Cipher Pharmaceuticals, Inc. (a) (d)	2,300	20,378
Clairvest Group, Inc.	200	9,659
Cogeco Communications, Inc. (d)	3,380	164,837
Cogeco, Inc.	1,409	62,154
Computer Modelling Group Ltd. (d)	27,420	153,577
Converge Technology Solutions Corp.	3,570	13,545
Corby Spirit & Wine Ltd.	3,957	41,246
Cronos Group, Inc. (a)	20,813	37,672
Culico Metals, Inc. (a)	8,637	750
Definity Financial Corp. (d)	9,869	438,500
Denison Mines Corp. (a) (d)	88,899	116,139
Dexterra Group, Inc.	11,442	63,529
Docebo, Inc. (a)	700	20,133
Doman Building Materials Group Ltd.	19,304	91,755
Dorel Industries, Inc. - Class B (a)	8,626	12,648
DREAM Unlimited Corp. - Class A (d)	6,072	83,250
Dundee Precious Metals, Inc.	45,872	608,205
Dye & Durham Ltd. (d)	4,963	37,351
E-L Financial Corp. Ltd.	677	598,882
Endeavour Silver Corp. (a) (d)	34,348	146,553
Enerflex Ltd.	29,289	226,325
Enghouse Systems Ltd. (d)	12,678	226,152
Ensign Energy Services, Inc. (a) (d)	39,626	64,159
EQB, Inc. (d)	7,498	508,221
Equinox Gold Corp. (a)	56,499	388,500
Evertz Technologies Ltd.	8,149	58,270
Exchange Income Corp.	5,351	184,880
Exco Technologies Ltd.	7,732	31,432
Security Description	Shares	Value
Canada — (Continued)
Extendicare, Inc.	19,562	$175,359
Fiera Capital Corp. (d)	22,157	94,383
Finning International, Inc.	33,832	951,918
Firm Capital Mortgage Investment Corp.	9,574	78,971
First Majestic Silver Corp.	9,430	63,087
First Majestic Silver Corp. (d)	45,160	301,893
First Mining Gold Corp. (a) (d)	50,000	4,691
First National Financial Corp. (d)	4,207	112,699
Fortuna Mining Corp. (a)	79,418	482,893
Freehold Royalties Ltd. (d)	30,612	271,010
Galiano Gold, Inc. (a)	23,027	28,323
Gamehost, Inc.	4,952	34,756
GDI Integrated Facility Services, Inc. (a)	3,200	72,203
Gibson Energy, Inc. (d)	38,325	594,430
goeasy Ltd.	3,095	324,587
GoGold Resources, Inc. (a) (d)	28,473	34,428
GoldMoney, Inc. (a)	2,199	12,194
Guardian Capital Group Ltd. - Class A	5,200	145,552
Haivision Systems, Inc. (a) (d)	4,800	13,742
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc.	48,021	215,236
High Liner Foods, Inc. (d)	6,007	71,255
Hudbay Minerals, Inc.	84,922	643,827
Imperial Metals Corp. (a) (d)	19,966	38,571
Information Services Corp.	2,900	49,857
Innergex Renewable Energy, Inc.	35,108	330,087
InPlay Oil Corp. (d)	5,900	6,601
Interfor Corp. (a)	11,632	120,843
International Petroleum Corp. (a) (d)	1,640	24,411
International Petroleum Corp. (a)	15,668	231,501
International Tower Hill Mines Ltd. (a)	21,604	13,812
Jamieson Wellness, Inc.	11,657	247,389
Journey Energy, Inc. (a) (d)	100	126
K92 Mining, Inc. (a)	27,548	237,567
K-Bro Linen, Inc.	2,819	67,544
Kelt Exploration Ltd. (a)	42,251	199,650
Kinaxis, Inc. (a)	519	57,221
Knight Therapeutics, Inc. (a)	19,152	81,849
KP Tissue, Inc. (d)	1,400	7,715
Labrador Iron Ore Royalty Corp. (d)	15,500	316,883
Largo, Inc. (a) (d)	8,317	13,408
Lassonde Industries, Inc. - Class A	900	131,831
Laurentian Bank of Canada (d)	10,404	197,156
Leon's Furniture Ltd.	6,639	109,062
Lightspeed Commerce, Inc. (a) (d)	32,213	281,864
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	8,784	304,286
Lucara Diamond Corp. (a) (d)	110,136	27,935
Lundin Gold, Inc.	16,376	507,081
Magellan Aerospace Corp.	5,794	51,738
Mainstreet Equity Corp.	1,161	152,805
Major Drilling Group International, Inc. (a)	21,177	118,022
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	20,391	355,236
Martinrea International, Inc.	15,601	76,105
Mattr Corp. (a)	10,991	78,210
BHFTII-78

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Maxim Power Corp.	2,800	$8,406
Medical Facilities Corp. (d)	8,161	94,764
MEG Energy Corp. (d)	33,411	585,775
Melcor Developments Ltd.	3,120	26,906
Methanex Corp.	15,340	538,248
Morguard Corp.	1,400	117,434
MTY Food Group, Inc. (d)	5,320	151,868
Mullen Group Ltd. (d)	22,154	192,436
Neo Performance Materials, Inc.	4,300	25,757
New Gold, Inc. (a)	172,247	636,777
NFI Group, Inc. (a)	13,975	114,884
North American Construction Group Ltd.	5,263	82,984
North West Co., Inc.	12,871	454,718
Northland Power, Inc. (d)	38,310	523,649
NuVista Energy Ltd. (a) (d)	40,217	380,078
Obsidian Energy Ltd. (a)	5,354	31,374
Onex Corp. (d)	6,977	466,943
Orla Mining Ltd. (a)	18,012	168,412
Osisko Gold Royalties Ltd. (d)	28,827	608,371
Paramount Resources Ltd. - Class A (d)	19,490	252,589
Parex Resources, Inc.	18,459	172,141
Parkland Corp.	24,990	625,510
Pason Systems, Inc.	22,416	204,837
Pet Valu Holdings Ltd.	2,074	38,178
Peyto Exploration & Development Corp. (d)	48,991	620,622
PHX Energy Services Corp.	10,794	66,457
Pizza Pizza Royalty Corp. (d)	6,998	67,011
Polaris Renewable Energy, Inc.	5,300	43,091
Pollard Banknote Ltd. (d)	1,790	24,629
PrairieSky Royalty Ltd.	54,752	987,328
Precision Drilling Corp. (a) (d)	3,394	157,784
Premium Brands Holdings Corp.	11,155	599,977
Propel Holdings, Inc. (d)	1,050	16,942
Pulse Seismic, Inc.	13,500	23,547
Quarterhill, Inc. (a)	37,345	38,148
Quebecor, Inc. - Class B	16,161	407,773
Questerre Energy Corp. - Class A (a) (d)	83,569	16,551
Real Matters, Inc. (a)	1,336	5,413
RF Capital Group, Inc. (a) (d)	1,730	12,034
Richelieu Hardware Ltd.	12,790	298,541
Rogers Sugar, Inc. (d)	28,139	105,004
Russel Metals, Inc.	15,022	410,350
Sandstorm Gold Ltd.	29,150	220,083
Savaria Corp.	10,600	118,150
Seabridge Gold, Inc. (a)	8,233	96,079
Secure Waste Infrastructure Corp. (d)	61,364	668,627
Sienna Senior Living, Inc. (d)	20,676	238,506
SNDL, Inc. (a)	11,204	15,798
Source Energy Services Ltd. (a) (d)	1,300	9,187
Spartan Delta Corp. (a)	16,736	38,844
Spin Master Corp.	8,748	146,261
Sprott, Inc.	5,042	225,884
SSR Mining, Inc. (a) (d)	45,893	459,871
Stella-Jones, Inc.	12,694	601,952
Steppe Gold Ltd. (a)	6,300	3,240
StorageVault Canada, Inc.	12,770	34,697
Security Description	Shares	Value
Canada — (Continued)
SunOpta, Inc. (a)	7,292	$35,369
Superior Plus Corp. (d)	22,786	101,813
Surge Energy, Inc.	12,100	51,627
Sylogist Ltd.	1,343	7,597
Tamarack Valley Energy Ltd. (d)	85,898	260,849
Taseko Mines Ltd. (a)	80,286	179,647
TerraVest Industries, Inc. (d)	1,600	158,049
Tidewater Midstream & Infrastructure Ltd. (a)	79,200	14,860
Timbercreek Financial Corp. (d)	21,651	98,547
Topaz Energy Corp. (d)	8,101	136,401
Torex Gold Resources, Inc. (a)	22,294	617,363
Total Energy Services, Inc.	9,886	64,576
TransAlta Corp.	58,778	548,548
Transat AT, Inc. (a) (d)	3,600	3,602
Transcontinental, Inc. - Class A	17,620	228,477
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd. (d)	54,113	175,231
Triple Flag Precious Metals Corp.	3,866	74,013
Trisura Group Ltd. (a)	8,223	191,025
Vecima Networks, Inc.	2,500	16,678
Veren, Inc. (d)	125,370	829,582
Vermilion Energy, Inc. (d)	34,954	283,006
VersaBank	3,000	30,971
Vitalhub Corp. (a)	5,716	40,316
Wajax Corp.	5,552	67,941
Well Health Technologies Corp. (a)	21,014	60,455
Wesdome Gold Mines Ltd. (a)	36,507	434,822
Western Forest Products, Inc. (a) (d)	105,262	31,087
Westshore Terminals Investment Corp. (d)	9,851	168,810
Whitecap Resources, Inc. (d)	105,656	679,875
Winpak Ltd.	8,152	222,062
Yellow Pages Ltd. (d)	3,727	27,764
Zenith Capital Corp. (a) (b) (c)	12,830	1
		44,212,674
China — 0.2%
Bund Center Investment Ltd.	107,700	30,025
China Gold International Resources Corp. Ltd. (a)	79,013	549,063
CITIC Telecom International Holdings Ltd.	381,000	111,764
ESR Group Ltd.	21,800	34,285
First Sponsor Group Ltd.	9,490	7,209
Kerry Logistics Network Ltd.	67,000	59,088
Neo-Neon Holdings Ltd. (a)	322,500	15,756
Shangri-La Asia Ltd.	234,000	136,019
Theme International Holdings Ltd.	170,000	8,421
VSTECS Holdings Ltd.	151,200	130,558
Xinyi Glass Holdings Ltd.	21,000	20,668
		1,102,856
Colombia — 0.0%
Canacol Energy Ltd. (a) (d)	7,932	20,449
Frontera Energy Corp. (d)	9,241	43,153
Gran Tierra Energy, Inc. (a) (d)	11,221	54,817
		118,419
BHFTII-79

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Cyprus — 0.0%
Atalaya Mining Copper SA	5,060	$21,780
Denmark — 2.9%
ALK-Abello AS (a)	32,751	660,102
Alm Brand AS	197,397	473,372
Ambu AS - Class B	31,560	541,291
Bang & Olufsen AS (a)	30,627	61,154
Bavarian Nordic AS (a)	18,167	396,031
Better Collective AS (a) (d)	4,153	45,967
cBrain AS (d)	1,648	37,943
Cementir Holding NV	12,468	180,565
Chemometec AS	3,635	261,814
Columbus AS (d)	20,865	37,021
D/S Norden AS	3,390	85,635
Demant AS (a)	879	29,555
Dfds AS (a) (d)	5,529	72,444
FLSmidth & Co. AS	11,299	543,401
GN Store Nord AS (a) (d)	19,401	304,374
H Lundbeck AS (d)	44,313	223,277
H Lundbeck AS - A Shares	5,266	22,022
H&H International AS - Class B (a)	4,441	65,756
Harboes Bryggeri AS - Class B (d)	1,454	30,420
ISS AS (d)	36,366	835,671
Jeudan AS	2,360	68,291
Jyske Bank AS	10,567	847,346
Matas AS (d)	8,237	157,967
Napatech AS (a)	3,374	6,400
Netcompany Group AS (a)	7,774	290,564
Nilfisk Holding AS (a)	2,510	31,705
NKT AS (a)	12,157	829,884
NNIT AS (a) (d)	2,656	26,128
North Media AS	679	3,503
NTG Nordic Transport Group AS (a)	1,858	70,926
Parken Sport & Entertainment AS	2,351	46,673
Per Aarsleff Holding AS	4,996	353,984
Ringkjoebing Landbobank AS	6,110	1,089,656
Rockwool AS - A Shares	545	223,160
Rockwool AS - B Shares	958	397,601
Royal Unibrew AS	11,705	934,220
RTX AS (a) (d)	2,486	24,959
Scandinavian Tobacco Group AS	12,714	185,597
Schouw & Co. AS	3,249	289,820
Solar AS - B Shares	753	26,152
SP Group AS	1,294	54,270
Spar Nord Bank AS (a) (d)	19,063	576,274
Sparekassen Sjaelland-Fyn AS	1,358	55,220
Sydbank AS	13,795	866,448
TCM Group AS (a)	502	5,600
Tivoli AS	844	77,606
UIE PLC (d)	4,635	217,829
Vestjysk Bank AS	23,730	15,015
Zealand Pharma AS (a)	7,197	541,670
		13,222,283
Faeroe Islands — 0.0%
Foroya Banki P	1,109	27,528
Security Description	Shares	Value
Finland — 2.7%
Aktia Bank OYJ	11,350	$135,756
Alma Media OYJ (d)	10,487	137,557
Anora Group OYJ	1,398	5,434
Apetit OYJ	1,205	18,897
Aspo OYJ	7,386	40,907
Atria OYJ	3,290	43,380
Bittium OYJ (d)	8,034	67,621
Cargotec OYJ - B Shares	8,074	368,075
Citycon OYJ (d)	21,486	76,212
Digia OYJ	6,625	47,802
Elisa OYJ	15,224	741,821
Enento Group OYJ	3,892	64,985
eQ OYJ	382	4,422
Finnair OYJ	39,441	139,100
Fiskars OYJ Abp (d)	6,971	110,360
F-Secure OYJ	15,912	30,174
Harvia OYJ	2,955	139,572
HKFoods OYJ (a)	6,704	9,171
Huhtamaki OYJ	20,084	716,188
Ilkka OYJ	5,725	22,910
Kalmar OYJ - B Shares	8,074	266,100
Kamux Corp. (d)	4,328	11,360
Kemira OYJ	22,674	494,309
Kesko OYJ - A Shares	6,578	133,057
Kesko OYJ - B Shares	30,707	628,358
Kojamo OYJ (a)	21,412	195,178
Konecranes OYJ	15,630	996,278
Lassila & Tikanoja OYJ	6,984	63,329
Lindex Group OYJ (a)	9,321	31,234
Mandatum OYJ	36,201	219,626
Marimekko OYJ	4,363	60,350
Metsa Board OYJ - Class B (d)	28,285	106,033
Metso OYJ (d)	58,158	601,656
Nokian Renkaat OYJ (d)	21,157	148,620
Olvi OYJ - A Shares	4,019	146,516
Oriola OYJ (a)	4,196	5,312
Oriola OYJ - B Shares (a)	32,135	38,932
Orion OYJ - Class A	7,027	410,749
Orion OYJ - Class B	14,294	849,923
Outokumpu OYJ (d)	59,078	222,813
Ponsse OYJ	2,847	82,867
Puuilo OYJ	5,676	69,972
QT Group OYJ (a)	2,738	222,117
Raisio OYJ - V Shares	30,401	78,915
Rapala VMC OYJ (a)	8,902	14,216
Revenio Group OYJ (d)	5,309	145,907
Sampo OYJ - A Shares (a)	63,600	608,548
Sanoma OYJ	18,857	182,192
Stora Enso OYJ - R Shares (d)	42,033	398,860
Taaleri PLC	1,210	9,964
Talenom OYJ (d)	2,085	7,041
Teleste OYJ (a)	2,149	6,792
Terveystalo OYJ (d)	14,772	183,468
TietoEVRY OYJ (d)	21,451	372,458
Tokmanni Group Corp. (d)	6,854	94,064
Vaisala OYJ - A Shares	5,101	246,987
BHFTII-80

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Valmet OYJ (d)	33,362	$906,537
WithSecure OYJ (a) (d)	26,373	26,365
YIT OYJ (a) (d)	27,133	65,143
		12,272,490
France — 5.2%
74Software SA (a)	2,930	98,874
ABC arbitrage	2,865	17,659
AKWEL SADIR	2,629	19,838
Alstom SA (a)	44,093	976,174
Altamir (d)	7,426	190,599
Alten SA	5,240	513,909
Arkema SA	7,926	605,009
Assystem SA (d)	576	19,832
Aubay	803	41,740
Ayvens SA	2,568	22,616
Bastide le Confort Medical (a)	938	27,503
Beneteau SACA (d)	8,857	77,254
Boiron SA	1,382	37,671
Bonduelle SCA	4,120	34,417
Catana Group (d)	2,793	13,225
CBo Territoria	2,864	11,274
Cegedim SA (a)	2,295	29,039
Cie des Alpes	4,881	77,885
Clariane SE (a) (d)	48,256	223,906
Coface SA	31,535	603,547
Derichebourg SA	22,712	133,563
Eiffage SA	3,348	390,413
Ekinops SAS (a)	1,670	6,629
Electricite de Strasbourg SA	329	48,788
Elior Group SA (a)	29,385	80,641
Elis SA	44,333	993,690
Equasens	717	25,355
Eramet SA (d)	2,235	122,019
Esso SA Francaise	753	119,141
Etablissements Maurel et Prom SA	18,875	98,832
Eurazeo SE	10,292	763,443
Euroapi SA (a) (d)	7,243	21,601
Eutelsat Communications SACA (a) (d)	34,374	163,872
Exel Industries SA - A Shares	618	26,265
FDJ UNITED	13,301	418,123
Fnac Darty SA	2,444	74,024
Foraco International SA (d)	17,535	24,736
Forvia SE	27,448	228,459
Gaztransport Et Technigaz SA	7,959	1,206,063
GEA	165	15,527
Getlink SE	22,114	383,226
GL Events SACA	2,648	59,552
Groupe Crit SA	1,062	79,226
Guerbet (d)	1,201	23,818
Guillemot Corp. (a)	770	4,877
Haulotte Group SA (a)	5,337	16,554
ID Logistics Group SACA (a)	796	315,664
Imerys SA	7,588	247,935
Infotel SA	342	16,465
Interparfums SA	1,393	60,131
Security Description	Shares	Value
France — (Continued)
IPSOS SA	11,403	$515,337
Jacquet Metals SACA	2,954	62,240
JCDecaux SE (a)	13,978	237,454
Kaufman & Broad SA	3,970	138,741
Laurent-Perrier	1,255	133,859
LISI SA	1,686	53,201
LNA Sante SA	1,534	40,840
Maisons du Monde SA (d)	7,475	22,859
Manitou BF SA (d)	2,626	50,885
Mersen SA	3,958	79,426
Metropole Television SA	6,596	99,233
Nacon SA (a) (d)	3,416	2,220
Nexans SA	6,484	638,507
Nexity SA (a) (d)	9,433	100,992
NRJ Group	9,690	69,614
Oeneo SA (d)	2,122	20,921
Opmobility	12,724	126,911
Pierre Et Vacances SA (a)	6,918	10,830
Quadient SA	7,246	122,701
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA	2,021	95,147
Rexel SA	43,232	1,161,430
Robertet SA	43	37,984
Rubis SCA	17,934	506,252
Samse SACA	107	16,669
Savencia SA	1,560	101,549
SCOR SE	34,667	1,000,721
SEB SA (d)	4,545	431,996
Seche Environnement SACA	854	67,374
SMCP SA (a)	1,230	4,132
Societe BIC SA	5,438	368,284
Societe LDC SADIR	700	56,040
SOITEC (a)	2,050	110,118
Sopra Steria Group	3,520	656,207
SPIE SA	31,212	1,330,051
Stef SA (d)	974	126,456
Sword Group	1,364	45,412
Synergie SE (a) (d)	3,366	113,027
Technip Energies NV	30,538	994,260
Teleperformance SE (d)	9,401	947,712
Television Francaise 1 SA	9,749	94,995
TFF Group	284	7,348
Thermador Groupe (d)	1,800	129,645
Tikehau Capital SCA (d)	7,508	155,351
Trigano SA (d)	2,311	260,924
Ubisoft Entertainment SA (a)	13,045	157,643
Valeo SE	49,990	471,781
Vallourec SACA (a) (d)	37,257	701,992
Verallia SA	15,618	488,221
Vetoquinol SA	376	31,536
Vicat SACA	3,936	211,931
VIEL & Cie SA (d)	4,205	60,242
Virbac SACA	307	97,848
Viridien (a)	1,892	143,023
Vivendi SE	63,152	189,226
Voltalia SA (a) (d)	4,361	31,505
BHFTII-81

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Vranken-Pommery Monopole SA	958	$12,515
Wavestone (d)	1,238	65,089
		23,819,010
Georgia — 0.3%
Georgia Capital PLC (a)	7,105	141,786
Lion Finance Group PLC	9,821	694,686
TBC Bank Group PLC	7,218	386,621
		1,223,093
Germany — 5.8%
1&1 AG	10,154	166,660
7C Solarparken AG	12,415	27,935
Adesso SE (d)	561	58,948
Adtran Networks SE	908	19,786
All for One Group SE (d)	498	29,362
Allgeier SE	2,611	53,265
AlzChem Group AG	731	73,705
Amadeus Fire AG (d)	1,049	86,520
Aroundtown SA (a)	165,287	451,858
Atoss Software SE (d)	1,982	268,254
Aurubis AG (a)	7,379	694,555
Auto1 Group SE (a)	1,308	28,787
Basler AG (a)	3,660	34,478
BayWa AG (a) (d)	4,390	38,374
Bechtle AG (d)	19,131	709,549
Bertrandt AG	1,545	38,784
Bijou Brigitte AG	1,055	43,262
Bilfinger SE	7,883	568,078
Borussia Dortmund GmbH & Co. KGaA (d)	21,140	69,233
BRANICKS Group AG (a) (d)	13,461	28,161
Brenntag SE	6,711	433,594
CANCOM SE	2,487	60,542
Ceconomy AG (a)	42,722	153,671
CENIT AG	3,413	29,263
Cewe Stiftung & Co. KGaA	1,524	169,821
CompuGroup Medical SE & Co. KGaA (a)	7,186	173,768
CTS Eventim AG & Co. KGaA	6,285	627,912
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	3,683
Dermapharm Holding SE	3,957	155,927
Deutsche Beteiligungs AG (a) (d)	3,690	94,054
Deutsche EuroShop AG	1,221	24,389
Deutsche Pfandbriefbank AG (a)	36,470	212,425
Deutz AG (d)	26,653	194,572
Dr. Hoenle AG (a)	2,084	19,736
Draegerwerk AG & Co. KGaA	859	48,506
Duerr AG	12,853	321,945
DWS Group GmbH & Co. KGaA	6,106	332,959
Eckert & Ziegler SE	3,478	208,721
Elmos Semiconductor SE (d)	1,709	107,658
ElringKlinger AG (d)	8,918	45,320
Energiekontor AG	1,258	64,413
EuroEyes International Eye Clinic Ltd.	10,000	3,963
Evonik Industries AG	20,259	437,197
Evotec SE (a) (d)	5,019	32,906
Security Description	Shares	Value
Germany — (Continued)
Fielmann Group AG	6,031	$272,916
flatexDEGIRO AG	12,762	292,912
FORTEC Elektronik AG (d)	253	4,217
Fraport AG Frankfurt Airport Services Worldwide (a) (d)	8,815	552,484
Freenet AG	29,074	1,108,052
Friedrich Vorwerk Group SE	938	48,571
FUCHS SE	7,019	254,584
GEA Group AG	16,733	1,012,349
Gerresheimer AG (d)	6,231	472,069
Gesco SE (d)	2,953	51,883
GFT Technologies SE	4,214	102,529
Grand City Properties SA (a)	24,274	259,426
Grenke AG (d)	1,610	23,658
H&R GmbH & Co. KGaA	4,195	19,236
Hawesko Holding SE	223	5,872
Heidelberger Druckmaschinen AG (a)	75,801	91,433
HelloFresh SE (a) (d)	30,689	258,185
Hensoldt AG	13,298	891,074
Hornbach Holding AG & Co. KGaA	2,658	257,027
HUGO BOSS AG (d)	12,107	456,675
Indus Holding AG	3,250	85,623
Init Innovation in Traffic Systems SE	1,794	79,377
Instone Real Estate Group SE	9,568	82,913
IVU Traffic Technologies AG	1,432	27,323
Jenoptik AG	12,187	252,336
JOST Werke SE	2,840	160,285
K&S AG	39,216	532,814
KION Group AG	13,725	566,808
Koenig & Bauer AG (a)	4,373	78,067
Krones AG	3,288	446,144
KSB SE & Co. KGaA	82	72,528
KWS Saat SE & Co. KGaA	3,187	192,664
Lanxess AG	20,398	612,294
LEG Immobilien SE	16,968	1,201,131
Leifheit AG	2,964	57,372
Medigene AG (a)	1,467	1,103
Medios AG (a)	1,312	16,993
METRO AG (a)	21,459	123,566
MLP SE	22,156	181,701
Mutares SE & Co. KGaA (d)	1,778	60,785
Nagarro SE (a) (d)	1,692	134,872
Nexus AG (a) (d)	254	19,250
Nordex SE (a)	5,603	86,265
Norma Group SE	9,319	128,479
Patrizia SE	11,883	95,681
Pentixapharm Holding AG (a)	3,953	12,891
Pfeiffer Vacuum Technology AG	269	45,179
ProCredit Holding AG	1,061	10,613
ProSiebenSat.1 Media SE	34,397	215,498
Puma SE	15,884	384,639
PVA TePla AG (a) (d)	2,982	40,664
PWO AG	822	25,585
q.beyond AG (a)	24,973	21,641
R Stahl AG (a)	1,594	33,280
SAF-Holland SE	9,928	174,951
Salzgitter AG	7,263	184,395
BHFTII-82

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Secunet Security Networks AG (d)	391	$72,878
SFC Energy AG (a)	802	18,424
SGL Carbon SE (a) (d)	8,945	32,581
Siltronic AG (d)	2,864	123,796
Sixt SE (d)	3,109	266,173
SMA Solar Technology AG (d)	2,279	37,115
Softwareone Holding AG	10,496	64,676
Stabilus SE (d)	5,185	135,613
STRATEC SE	1,280	33,836
Stroeer SE & Co. KGaA	7,763	454,138
Suedzucker AG (d)	15,567	193,484
Surteco Group SE (a)	2,209	41,764
SUSS MicroTec SE	5,650	210,078
TAG Immobilien AG (a)	43,927	599,591
Takkt AG (d)	9,004	79,596
TeamViewer SE (a)	33,898	440,665
Technotrans SE	2,191	39,628
thyssenkrupp AG	116,223	1,194,463
TUI AG (a)	58,083	395,874
United Internet AG	13,280	272,923
Verbio SE (d)	4,203	39,842
Vossloh AG	2,872	203,338
Wacker Chemie AG	3,414	279,551
Wacker Neuson SE (d)	8,197	185,060
Washtec AG (d)	3,673	154,881
Westwing Group SE (a)	395	3,733
Wuestenrot & Wuerttembergische AG	4,932	71,405
Zalando SE (a)	24,162	833,718
Zeal Network SE	469	22,256
		26,828,441
Ghana — 0.0%
Tullow Oil PLC (a) (d)	349,434	72,263
Greece — 0.0%
Okeanis Eco Tankers Corp. (d)	1,944	42,847
Greenland — 0.0%
GronlandsBANKEN AS	140	15,524
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.8%
Aceso Life Science Group Ltd. (a)	1,001,000	5,789
Aeon Credit Service Asia Co. Ltd.	44,000	34,382
Allied Group Ltd. (a)	382,000	75,527
APAC Resources Ltd. (b) (c)	94,156	12,947
Apollo Future Mobility Group Ltd. (a)	17,400	1,147
Asia Financial Holdings Ltd.	88,000	43,539
Asia Standard International Group Ltd. (a)	296,000	12,329
ASMPT Ltd.	19,000	133,415
Associated International Hotels Ltd.	14,000	8,906
Bank of East Asia Ltd.	107,260	160,255
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd.	98,000	34,882
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Security Description	Shares	Value
Hong Kong — (Continued)
Build King Holdings Ltd.	160,000	$22,665
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd.	82,000	77,681
Chen Hsong Holdings	150,000	28,808
Cheuk Nang Holdings Ltd.	108,566	21,904
Chevalier International Holdings Ltd.	75,139	38,142
China Energy Development Holdings Ltd. (a)	3,376,000	20,845
China Motor Bus Co. Ltd.	4,800	35,392
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	77,546
Chinese Estates Holdings Ltd. (a)	151,000	23,778
Chow Sang Sang Holdings International Ltd.	81,000	73,489
Chuang's Consortium International Ltd. (a)	382,357	17,198
CK Life Sciences International Holdings, Inc. (a)	304,000	21,184
C-Mer Medical Holdings Ltd. (a)	74,000	14,985
CNT Group Ltd. (a)	246,000	7,113
Convoy, Inc. (a) (b) (c)	1,314,000	5,285
Cowell e Holdings, Inc. (a)	39,000	144,640
Crystal International Group Ltd.	29,500	21,823
CSC Holdings Ltd. (a)	4,927,500	15,267
CSI Properties Ltd. (a)	1,137,011	26,478
CTF Services Ltd.	231,000	213,192
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	91,071	100,356
Dah Sing Financial Holdings Ltd.	37,860	141,598
DFI Retail Group Holdings Ltd.	5,900	14,064
Dickson Concepts International Ltd.	87,500	54,131
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	41,881
EC Healthcare	59,000	5,276
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,440
Emperor International Holdings Ltd.	529,250	14,527
Emperor Watch & Jewellery Ltd.	1,520,000	39,719
ENM Holdings Ltd. (a)	412,000	14,055
Esprit Holdings Ltd. (a)	504,275	6,314
Fairwood Holdings Ltd.	26,500	19,079
Far East Consortium International Ltd.	394,956	40,667
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd.	416,000	6,731
Giordano International Ltd. (d)	322,000	61,682
Glorious Sun Enterprises Ltd.	393,000	65,352
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	20,661
Golden Resources Development International Ltd.	264,000	11,573
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	82,000	6,979
Great Eagle Holdings Ltd.	49,491	85,527
G-Resources Group Ltd.	123,180	65,114
Guoco Group Ltd.	1,000	8,743
Guotai Junan International Holdings Ltd.	668,600	91,830
Hang Lung Group Ltd.	167,000	245,587
Hang Lung Properties Ltd.	87,065	74,147
Hanison Construction Holdings Ltd. (a)	148,009	5,128
Harbour Centre Development Ltd. (a)	88,000	51,795
HKBN Ltd.	167,500	111,634
HKR International Ltd. (a)	343,680	37,712
BHFTII-83

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Hon Kwok Land Investment Co. Ltd.	140,000	$19,329
Hong Kong Ferry Holdings Co. Ltd.	39,000	21,357
Hong Kong Technology Venture Co. Ltd. (a)	52,296	9,877
Hongkong & Shanghai Hotels Ltd.	95,902	70,562
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	32,616
Hutchison Port Holdings Trust	1,056,300	177,034
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	45,146
Hysan Development Co. Ltd.	132,000	213,844
International Housewares Retail Co. Ltd.	105,000	13,261
IPE Group Ltd. (a)	285,000	15,016
Jacobson Pharma Corp. Ltd.	90,000	13,609
Johnson Electric Holdings Ltd.	82,191	167,329
K Wah International Holdings Ltd.	172,000	40,111
Kader Holdings Co. Ltd. (a)	104,000	3,021
Karrie International Holdings Ltd.	140,000	14,757
Keck Seng Investments Hong Kong Ltd.	72,000	21,856
Kerry Properties Ltd.	116,000	273,407
Kowloon Development Co. Ltd.	137,655	58,518
Lai Sun Development Co. Ltd. (a)	111,919	8,823
Lai Sun Garment International Ltd. (a)	194,634	16,008
Lam Soon Hong Kong Ltd.	15,000	17,349
Langham Hospitality Investments & Langham Hospitality Investments Ltd. (a)	207,000	12,637
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	43,621
Luk Fook Holdings International Ltd.	81,000	159,416
Man Wah Holdings Ltd.	240,800	139,228
Mandarin Oriental International Ltd.	67,000	116,612
Matrix Holdings Ltd.	36,000	2,359
Melco International Development Ltd. (a) (d)	33,000	16,190
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	178,010	23,369
Miramar Hotel & Investment	51,000	57,890
Modern Dental Group Ltd. (d)	79,000	38,599
Nameson Holdings Ltd.	130,000	14,027
New World Development Co. Ltd. (a)	167,000	106,321
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd. (d)	47,000	37,070
Oriental Watch Holdings	96,484	43,928
Oshidori International Holdings Ltd. (a)	1,068,000	65,797
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	1,125,000	250,545
Pacific Textiles Holdings Ltd.	194,000	37,725
Paliburg Holdings Ltd. (a)	208,000	12,740
Paradise Entertainment Ltd.	48,000	12,047
PAX Global Technology Ltd.	20,000	12,429
PC Partner Group Ltd.	54,000	64,556
PCCW Ltd.	526,582	327,986
Perfect Medical Health Management Ltd. (d)	108,000	31,539
Pico Far East Holdings Ltd.	252,000	63,170
Playmates Holdings Ltd.	460,000	32,510
Plover Bay Technologies Ltd.	17,000	13,900
PT International Development Co. Ltd. (a)	27,900	624
Public Financial Holdings Ltd. (a)	166,000	27,992
Regal Hotels International Holdings Ltd. (a)	126,000	28,305
Security Description	Shares	Value
Hong Kong — (Continued)
Regina Miracle International Holdings Ltd.	71,000	$15,452
SAS Dragon Holdings Ltd.	140,000	77,403
SEA Holdings Ltd.	63,896	11,660
Shun Tak Holdings Ltd. (a) (d)	379,500	29,268
Singamas Container Holdings Ltd.	388,000	33,480
SmarTone Telecommunications Holdings Ltd.	88,388	49,186
Soundwill Holdings Ltd.	41,500	41,175
South China Holdings Co. Ltd. (a)	1,240,000	4,462
Stella International Holdings Ltd.	124,000	275,793
Sun Hung Kai & Co. Ltd. (d)	153,440	61,017
SUNeVision Holdings Ltd. (d)	156,000	139,654
TAI Cheung Holdings Ltd.	192,000	75,033
Tan Chong International Ltd.	63,000	8,096
Tao Heung Holdings Ltd.	171,000	8,320
Television Broadcasts Ltd. (a) (d)	97,700	38,655
Texwinca Holdings Ltd.	236,000	21,268
Tradelink Electronic Commerce Ltd.	256,000	32,588
Transport International Holdings Ltd.	65,760	72,510
United Laboratories International Holdings Ltd. (d)	215,000	407,083
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,539
Value Partners Group Ltd. (a)	215,000	42,920
Valuetronics Holdings Ltd.	89,790	46,260
Vedan International Holdings Ltd.	296,000	22,824
Vitasoy International Holdings Ltd.	144,000	186,180
VPower Group International Holdings Ltd. (a)	53,251	2,328
VTech Holdings Ltd.	37,100	273,178
Wai Kee Holdings Ltd. (a)	54,000	4,296
Wang On Group Ltd. (a)	2,200,000	6,220
Wealthink AI-Innovation Capital Ltd. (a)	284,000	2,995
Wing On Co. International Ltd.	46,000	69,319
Wing Tai Properties Ltd.	176,000	33,927
Yue Yuen Industrial Holdings Ltd.	143,500	231,317
Yunfeng Financial Group Ltd. (a)	34,000	4,778
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	3,263
		8,257,244
Indonesia — 0.2%
First Pacific Co. Ltd.	518,000	314,340
First Resources Ltd.	78,300	101,399
Gallant Venture Ltd. (a)	257,900	14,588
Golden Agri-Resources Ltd.	1,125,500	225,127
Nickel Industries Ltd.	203,875	76,307
		731,761
Iraq — 0.0%
Genel Energy PLC (a)	25,050	20,572
Gulf Keystone Petroleum Ltd.	52,664	132,203
		152,775
Ireland — 0.4%
C&C Group PLC (d)	110,405	184,926
Cairn Homes PLC	140,240	289,492
COSMO Pharmaceuticals NV	1,437	90,788
Dalata Hotel Group PLC	23,703	133,745
FBD Holdings PLC	9,980	155,147
BHFTII-84

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Ireland — (Continued)
Glanbia PLC	36,185	$397,814
Glenveagh Properties PLC (a)	61,605	101,109
Greencore Group PLC	159,206	350,195
Hostelworld Group PLC (a)	8,529	13,446
Irish Continental Group PLC	22,005	126,107
Permanent TSB Group Holdings PLC (a)	15,086	26,065
		1,868,834
Isle of Man — 0.0%
Strix Group PLC (a)	40,073	24,758
Israel — 1.3%
Adgar Investment & Development Ltd. (a)	11,788	14,093
Afcon Holdings Ltd. (a)	771	36,397
AFI Properties Ltd. (a)	3,584	168,127
Africa Israel Residences Ltd.	880	53,121
Alarum Technologies Ltd. (a)	4,900	3,011
Allot Ltd. (a)	10,216	56,916
Alrov Properties & Lodgings Ltd. (a)	1,801	88,078
Arad Ltd.	2,224	30,218
AudioCodes Ltd.	1	9
Avgol Industries 1953 Ltd. (a)	27,883	10,985
Azorim-Investment Development & Construction Co. Ltd.	18,862	81,132
Bet Shemesh Engines Holdings 1997 Ltd. (a)	2,139	272,907
BioLine RX Ltd. (a)	1	0
Blue Square Real Estate Ltd.	1,080	85,831
Brainsway Ltd. (a)	2,880	13,209
Carasso Motors Ltd.	5,984	46,272
Cellcom Israel Ltd. (a)	20,895	127,498
Ceragon Networks Ltd. (a) (d)	14,799	34,778
Compugen Ltd. (a)	1,588	2,381
Danel Adir Yeoshua Ltd.	1,450	145,870
Delek Automotive Systems Ltd. (a)	4,372	29,456
Delta Galil Ltd.	1,156	55,060
Direct Finance of Direct Group 2006 Ltd.	106	15,493
Dor Alon Energy in Israel 1988 Ltd. (a)	1,540	46,726
Doral Group Renewable Energy Resources Ltd. (a)	8,985	28,117
El Al Israel Airlines (a)	28,335	85,475
Electra Consumer Products 1970 Ltd.	1,793	47,215
Electra Real Estate Ltd. (a)	817	9,401
Energean PLC (d)	27,001	306,314
Equital Ltd. (a)	2,956	104,818
FMS Enterprises Migun Ltd.	1,088	51,405
Formula Systems 1985 Ltd.	1,232	106,888
Fox Wizel Ltd.	1,176	95,853
Gilat Satellite Networks Ltd. (a)	9,844	62,617
Globrands Ltd.	93	13,626
IDI Insurance Co. Ltd.	2,318	97,203
IES Holdings Ltd. (a)	569	33,475
Ilex Medical Ltd.	959	15,992
Inrom Construction Industries Ltd.	22,474	92,395
Isracard Ltd.	22,812	101,528
Israel Canada TR Ltd.	9,580	29,999
Israel Land Development Co. Ltd. (a)	3,950	32,579
Isras Investment Co. Ltd.	357	75,717
Issta Ltd.	1,175	27,432
Security Description	Shares	Value
Israel — (Continued)
Kamada Ltd.	7,951	$52,558
Kardan Real Estate Enterprise & Development Ltd.	9,389	12,123
Kerur Holdings Ltd.	2,088	38,449
Klil Industries Ltd. (a)	315	16,799
Kvutzat Acro Ltd.	2,674	34,174
Lahav L.R. Real Estate Ltd.	7,734	9,580
Lapidoth Capital Ltd.	607	9,728
M Yochananof & Sons Ltd.	586	37,236
Magic Software Enterprises Ltd.	5,909	76,015
Malam - Team Ltd. (a)	2,200	41,909
Max Stock Ltd.	4,536	16,383
Maytronics Ltd.	2,582	2,684
Mediterranean Towers Ltd.	22,947	70,503
Mega Or Holdings Ltd. (REIT)	4,941	142,815
Meitav Investment House Ltd.	10,041	117,031
Meshulam Levinstein Contracting & Engineering Ltd.	255	24,698
Mivtach Shamir Holdings Ltd.	1,386	83,351
Mizrahi Tefahot Bank Ltd.	1	41
Nawi Group Ltd.	3,985	50,788
Nayax Ltd. (a)	738	24,947
Neto Malinda Trading Ltd.	783	20,807
Neto ME Holdings Ltd. (a)	788	31,495
Nexxen International Ltd. (a)	7,429	62,032
Novolog Ltd.	43,939	18,808
Oil Refineries Ltd.	381,808	90,823
One Software Technologies Ltd.	7,499	138,687
OY Nofar Energy Ltd. (a)	1,445	33,131
Partner Communications Co. Ltd.	28,970	197,122
Paz Retail & Energy Ltd.	1,384	183,231
Perion Network Ltd. (a)	4,002	32,597
Plasson Industries Ltd.	1,078	54,681
Plus500 Ltd.	25,321	898,165
Polyram Plastic Industries Ltd.	3,415	9,063
Prashkovsky Investments & Construction Ltd.	569	13,248
Priortech Ltd. (a)	1,762	69,487
Qualitau Ltd.	607	37,327
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,871	134,188
Retailors Ltd.	1,447	31,325
Sano-Brunos Enterprises Ltd.	46	3,711
Scope Metals Group Ltd. (a)	1,374	46,039
Shikun & Binui Soltec Renewable Energy (a)	15,758	9,877
Summit Real Estate Holdings Ltd. (REIT)	8,001	116,065
Suny Cellular Communication Ltd.	16,495	5,361
Tadiran Group Ltd.	539	27,566
Tamar Petroleum Ltd.	3,762	30,532
Tel Aviv Stock Exchange Ltd.	12,781	150,722
Telsys Ltd.	1	44
Veridis Environment Ltd. (a)	3,156	18,136
Victory Supermarket Chain Ltd.	589	6,506
YD More Investments Ltd.	3,237	12,964
		6,181,169
Italy — 4.6%
A2A SpA	372,093	896,272
Abitare In SpA (a) (d)	2,488	8,267
ACEA SpA	10,339	212,977
BHFTII-85

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
Aeffe SpA (a)	11,359	$8,081
Amplifon SpA	13,545	273,934
Ariston Holding NV	3,301	14,670
Arnoldo Mondadori Editore SpA	30,273	69,798
Ascopiave SpA	19,908	65,887
Avio SpA	5,255	98,208
Azimut Holding SpA	25,821	723,723
Banca Generali SpA	13,837	778,221
Banca IFIS SpA	5,513	128,361
Banca Monte dei Paschi di Siena SpA (d)	203,524	1,616,718
Banca Popolare di Sondrio SpA	85,872	1,039,549
Banca Profilo SpA	117,883	23,196
Banca Sistema SpA	13,168	22,946
Banco di Desio e della Brianza SpA	18,572	160,116
BFF Bank SpA	20,564	169,744
BPER Banca SpA	191,700	1,503,843
Brembo NV (d)	35,796	305,976
Brunello Cucinelli SpA	8,010	917,677
Buzzi SpA	11,153	538,578
Cairo Communication SpA	19,722	61,127
Carel Industries SpA	1,168	21,334
Cembre SpA	248	12,405
CIR SpA-Compagnie Industriali (a)	152,686	90,923
Credito Emiliano SpA	19,937	271,525
d'Amico International Shipping SA	6,853	24,949
Danieli & C Officine Meccaniche SpA (d)	3,431	110,668
doValue SpA (a) (d)	13,535	24,958
Elica SpA	1,921	2,819
Emak SpA	23,063	20,340
Enav SpA	38,399	151,991
Equita Group SpA (d)	2,498	11,892
ERG SpA	916	17,406
Esprinet SpA (a)	9,278	49,677
Fila SpA	5,412	65,856
Fincantieri SpA (a)	16,235	181,395
FNM SpA	55,327	24,890
Garofalo Health Care SpA (a) (d)	4,060	22,215
Geox SpA (a) (d)	34,378	14,983
Hera SpA	193,450	837,040
IMMSI SpA (d)	51,196	28,614
Intercos SpA	2,359	32,898
Iren SpA	143,244	366,027
Italgas SpA	117,080	840,402
Italian Sea Group SpA (d)	961	6,310
Italmobiliare SpA (d)	3,458	88,095
Iveco Group NV	40,291	663,413
LU-VE SpA	1,991	61,053
Maire SpA	44,238	425,179
MARR SpA	2,278	24,009
MFE-MediaForEurope NV - Class A	36,806	133,377
MFE-MediaForEurope NV - Class B (d)	15,815	79,397
Moltiply Group SpA	4,757	207,089
Newlat Food SpA (a)	1,806	29,370
Nexi SpA (a) (d)	67,453	359,183
Orsero SpA	814	10,565
OVS SpA	42,692	147,078
Security Description	Shares	Value
Italy — (Continued)
Pharmanutra SpA	826	$44,423
Piaggio & C SpA (d)	43,925	91,255
Pirelli & C SpA	71,853	427,261
RAI Way SpA	24,727	155,332
Reply SpA	5,278	865,991
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	27,689
Sabaf SpA	3,059	49,015
Safilo Group SpA (a)	12,212	10,616
Saipem SpA (a)	282,320	655,381
Salvatore Ferragamo SpA (d)	7,126	48,023
Sanlorenzo SpA	1,764	55,032
Sesa SpA (d)	1,572	116,794
Sogefi SpA (d)	13,532	26,733
SOL SpA	8,590	346,935
Spaxs SpA (a) (d)	12,140	45,708
Tamburi Investment Partners SpA (d)	22,506	179,468
Technogym SpA	29,813	385,085
Telecom Italia SpA (a) (d)	1,819,770	615,283
TXT e-solutions SpA	388	13,279
Uni Land SpA (a) (b) (c)	4,937	0
Unipol Assicurazioni SpA	107,373	1,717,229
Webuild SpA (d)	70,140	241,895
Wiit SpA	956	14,650
Zignago Vetro SpA	1,145	10,796
		21,241,067
Ivory Coast — 0.1%
Endeavour Mining PLC (d)	28,144	676,293
Japan — 23.6%
&Do Holdings Co. Ltd.	1,400	11,844
77 Bank Ltd.	13,300	424,572
A&D HOLON Holdings Co. Ltd.	5,100	63,153
Achilles Corp.	3,700	34,959
Adastria Co. Ltd. (d)	5,440	103,570
ADEKA Corp.	18,000	324,014
Ad-sol Nissin Corp.	3,800	25,461
Adtec Plasma Technology Co. Ltd. (d)	600	5,592
Advan Group Co. Ltd.	5,200	29,804
Advanced Media, Inc. (a)	1,200	7,015
Adventure, Inc.	600	13,915
Aeon Delight Co. Ltd.	4,500	161,895
Aeon Fantasy Co. Ltd.	1,600	27,725
AEON Financial Service Co. Ltd.	12,700	112,070
Aeon Hokkaido Corp.	4,800	27,201
Aeon Kyushu Co. Ltd. (d)	600	9,693
AFC-HD AMS Life Science Co. Ltd.	1,900	10,899
Ahresty Corp. (d)	5,200	22,616
Ai Holdings Corp.	8,200	113,669
Aica Kogyo Co. Ltd.	12,500	275,277
Aichi Corp.	7,600	64,180
Aichi Financial Group, Inc.	714	13,664
Aichi Steel Corp.	2,300	107,959
Aichi Tokei Denki Co. Ltd.	2,200	28,993
Aida Engineering Ltd. (d)	8,100	48,518
Aiful Corp.	51,900	120,350
BHFTII-86

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Ain Holdings, Inc.	5,700	$191,641
Ainavo Holdings Co. Ltd.	2,200	9,980
Aiphone Co. Ltd.	3,000	52,127
Airport Facilities Co. Ltd.	7,500	30,731
Airtrip Corp.	2,500	16,349
Aisan Industry Co. Ltd. (d)	6,300	88,744
AIT Corp.	1,600	18,008
Ajis Co. Ltd.	500	8,148
Akatsuki Corp.	8,100	27,211
Akatsuki, Inc.	2,100	43,773
Akebono Brake Industry Co. Ltd. (a)	17,400	12,514
Akita Bank Ltd.	3,300	56,720
Albis Co. Ltd.	1,600	29,730
Alconix Corp.	6,400	66,268
Alinco, Inc.	4,600	31,249
Alleanza Holdings Co. Ltd.	1,400	9,541
Alpen Co. Ltd.	3,900	62,277
Alpha Corp.	2,200	16,266
AlphaPolis Co. Ltd. (d)	1,200	11,485
Alps Alpine Co. Ltd. (d)	39,000	398,193
Altech Corp.	4,520	77,890
Amano Corp. (d)	13,200	352,438
Amiyaki Tei Co. Ltd. (d)	3,300	34,069
Amuse, Inc.	2,800	30,336
Amvis Holdings, Inc.	5,200	15,961
Anabuki Kosan, Inc.	800	11,647
Anest Iwata Corp.	7,800	59,596
AnGes, Inc. (a) (d)	13,200	5,890
Anicom Holdings, Inc.	15,600	55,575
Anritsu Corp. (d)	10,100	91,170
Anycolor, Inc.	900	19,524
AOI Electronics Co. Ltd.	1,100	14,325
AOKI Holdings, Inc.	7,300	63,671
Aoyama Trading Co. Ltd. (d)	8,900	121,142
Aoyama Zaisan Networks Co. Ltd.	2,800	35,833
Arakawa Chemical Industries Ltd.	4,600	33,860
Arata Corp. (d)	7,000	146,945
ARCLANDS Corp. (d)	9,680	107,038
Arcs Co. Ltd. (d)	10,064	195,229
ARE Holdings, Inc. (d)	16,300	215,904
Arealink Co. Ltd.	4,500	58,934
Argo Graphics, Inc.	4,800	166,603
Arisawa Manufacturing Co. Ltd. (d)	8,200	75,821
Artience Co. Ltd.	7,900	163,585
Artnature, Inc.	5,000	25,296
As One Corp.	12,100	187,509
Asahi Broadcasting Group Holdings Corp.	2,400	10,371
Asahi Co. Ltd.	3,400	33,330
Asahi Diamond Industrial Co. Ltd.	7,800	43,490
Asahi Intelligence Service Co. Ltd.	200	1,305
Asahi Kogyosha Co. Ltd.	3,400	44,281
Asahi Net, Inc.	5,000	22,607
Asahi Printing Co. Ltd.	400	2,399
Asahi Yukizai Corp. (d)	3,500	84,934
Asanuma Corp. (d)	19,500	91,013
Asax Co. Ltd.	3,200	15,030
Security Description	Shares	Value
Japan — (Continued)
Ashimori Industry Co. Ltd.	1,600	$31,509
Asia Pile Holdings Corp.	3,800	23,395
ASKA Pharmaceutical Holdings Co. Ltd.	4,400	67,606
ASKUL Corp.	7,400	75,326
Astena Holdings Co. Ltd.	9,000	27,277
Atsugi Co. Ltd. (a)	4,300	31,681
Aucnet, Inc. (d)	5,400	44,095
Autobacs Seven Co. Ltd. (d)	14,700	148,218
Avant Group Corp.	4,700	54,258
Avantia Co. Ltd. (d)	3,000	15,438
Avex, Inc.	7,600	65,072
Awa Bank Ltd. (d)	8,200	157,217
Axial Retailing, Inc.	17,600	113,595
Axyz Co. Ltd.	500	9,751
AZ-COM MARUWA Holdings, Inc. (d)	7,400	61,076
Bando Chemical Industries Ltd. (d)	7,500	82,749
Bank of Iwate Ltd. (d)	3,700	78,302
Bank of Kochi Ltd.	1,600	8,530
Bank of Nagoya Ltd.	2,200	116,280
Bank of Saga Ltd. (d)	2,600	40,274
Bank of the Ryukyus Ltd.	9,200	70,958
Base Co. Ltd.	600	12,229
Beauty Garage, Inc.	1,600	16,666
Belc Co. Ltd.	2,500	113,715
Bell System24 Holdings, Inc.	6,900	58,040
Belluna Co. Ltd. (d)	12,500	79,152
Bic Camera, Inc.	18,000	187,978
BML, Inc.	5,300	107,133
Bookoff Group Holdings Ltd. (d)	3,500	35,056
Bourbon Corp.	2,100	35,446
Br Holdings Corp. (d)	7,400	16,548
BrainPad, Inc.	3,300	22,930
BRONCO BILLY Co. Ltd.	500	12,674
Bull-Dog Sauce Co. Ltd. (d)	1,200	13,584
Bunka Shutter Co. Ltd. (d)	12,300	154,602
Business Brain Showa-Ota, Inc.	2,600	44,266
Business Engineering Corp.	800	19,527
BuySell Technologies Co. Ltd.	800	14,862
C Uyemura & Co. Ltd.	2,500	168,340
CAC Holdings Corp.	3,500	48,526
Canare Electric Co. Ltd.	800	8,471
Canon Electronics, Inc.	4,300	71,651
Careerlink Co. Ltd. (d)	1,000	14,303
Carenet, Inc. (d)	3,600	16,693
Carlit Co. Ltd.	3,000	21,286
Casa, Inc.	1,000	5,593
Casio Computer Co. Ltd.	3,800	30,988
Cawachi Ltd.	2,000	37,576
CDS Co. Ltd.	700	8,439
Celsys, Inc.	6,900	54,260
Central Automotive Products Ltd.	7,800	88,007
Central Glass Co. Ltd.	4,500	97,608
Central Security Patrols Co. Ltd.	2,300	43,220
Central Sports Co. Ltd. (d)	2,400	38,164
Ceres, Inc. (d)	1,600	25,290
Change Holdings, Inc. (d)	5,500	46,262
BHFTII-87

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Charm Care Corp. KK	3,800	$34,003
Chiba Kogyo Bank Ltd. (d)	9,300	80,857
Chino Corp.	2,700	35,947
Chiyoda Co. Ltd.	3,400	24,790
Chiyoda Integre Co. Ltd.	2,500	48,789
Chofu Seisakusho Co. Ltd.	5,100	62,720
Chori Co. Ltd.	2,400	48,409
Chubu Shiryo Co. Ltd.	6,800	61,224
Chudenko Corp. (d)	5,700	125,714
Chuetsu Pulp & Paper Co. Ltd. (d)	1,900	17,929
Chugai Ro Co. Ltd.	1,400	34,598
Chugin Financial Group, Inc. (d)	32,800	367,983
Chugoku Marine Paints Ltd. (d)	8,800	124,610
Chuo Gyorui Co. Ltd.	200	4,419
Chuo Spring Co. Ltd.	4,300	48,569
Citizen Watch Co. Ltd. (d)	43,600	260,401
CKD Corp.	9,700	132,115
Cleanup Corp.	7,300	31,978
CMK Corp. (d)	12,600	34,229
COLOPL, Inc.	7,200	23,289
Colowide Co. Ltd. (d)	19,300	220,974
Como Co. Ltd. (d)	400	8,272
Computer Engineering & Consulting Ltd.	1,500	23,316
Computer Institute of Japan Ltd.	12,240	37,577
Comture Corp.	4,400	48,444
Core Corp.	2,500	29,809
Corona Corp.	4,400	27,111
Cosel Co. Ltd.	5,400	38,163
Cosmos Initia Co. Ltd. (d)	3,500	26,022
Cota Co. Ltd. (d)	6,020	56,736
Create Medic Co. Ltd.	1,800	11,151
Create Restaurants Holdings, Inc.	27,200	236,869
Create SD Holdings Co. Ltd.	5,600	108,730
Creek & River Co. Ltd.	2,700	30,229
Cresco Ltd.	8,000	63,579
Cross Cat Co. Ltd.	1,400	9,704
CTI Engineering Co. Ltd.	5,800	91,831
CTS Co. Ltd.	7,700	39,755
CUC, Inc. (a)	1,300	11,939
Curves Holdings Co. Ltd.	10,900	47,152
Cybozu, Inc.	5,300	100,118
Dai Nippon Toryo Co. Ltd. (d)	6,000	46,816
Dai-Dan Co. Ltd.	2,800	69,887
Daido Kogyo Co. Ltd.	2,000	11,528
Daido Metal Co. Ltd.	10,600	35,272
Daido Steel Co. Ltd. (d)	23,900	190,126
Daihatsu Diesel Manufacturing Co. Ltd. (d)	2,500	28,817
Daiho Corp. (d)	9,500	44,862
Daiichi Jitsugyo Co. Ltd. (d)	5,200	76,102
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	23,186
Daiichikosho Co. Ltd.	8,100	93,170
Daiken Medical Co. Ltd.	4,400	14,401
Daiki Aluminium Industry Co. Ltd. (d)	7,000	46,557
Daiki Axis Co. Ltd.	1,300	5,953
Daiko Denshi Tsushin Ltd.	1,300	7,448
Daikoku Denki Co. Ltd. (d)	1,800	31,491
Security Description	Shares	Value
Japan — (Continued)
Daikokutenbussan Co. Ltd.	1,300	$57,631
Daikyonishikawa Corp.	8,300	33,199
Dainichi Co. Ltd.	4,100	18,003
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,300	66,452
Daio Paper Corp. (d)	16,200	89,018
Daiseki Co. Ltd.	10,939	274,095
Daishi Hokuetsu Financial Group, Inc.	16,100	341,298
Daishinku Corp.	7,400	28,036
Daisue Construction Co. Ltd.	2,300	28,483
Daito Bank Ltd.	1,400	6,632
Daito Pharmaceutical Co. Ltd.	4,356	63,661
Daitron Co. Ltd.	2,400	52,898
Daiwa Industries Ltd.	7,700	87,687
Daiwabo Holdings Co. Ltd.	18,500	314,259
DCM Holdings Co. Ltd.	24,100	223,674
Dear Life Co. Ltd.	5,400	40,095
Delica Foods Holdings Co. Ltd.	600	2,014
Denka Co. Ltd.	13,100	187,446
Densan System Holdings Co. Ltd.	1,700	29,501
Dentsu Soken, Inc.	900	36,594
Denyo Co. Ltd. (d)	4,100	66,862
DIC Corp.	14,500	295,382
Digital Arts, Inc. (d)	2,600	116,591
Digital Hearts Holdings Co. Ltd. (d)	2,600	17,089
Digital Holdings, Inc.	2,100	20,670
Digital Information Technologies Corp.	2,100	36,092
Dip Corp.	8,000	119,306
DKK Co. Ltd.	2,600	31,003
DKS Co. Ltd.	1,900	35,067
DMW Corp.	700	19,533
Doshisha Co. Ltd.	6,600	96,413
Double Standard, Inc.	1,400	13,820
Doutor Nichires Holdings Co. Ltd.	6,700	108,320
Dowa Holdings Co. Ltd.	6,400	198,372
DTS Corp.	9,100	243,354
Duskin Co. Ltd. (d)	5,500	133,508
DyDo Group Holdings, Inc.	4,800	91,865
Eagle Industry Co. Ltd.	5,300	69,433
EAT&HOLDINGS Co. Ltd.	1,400	19,211
Ebara Foods Industry, Inc.	700	12,994
Ebara Jitsugyo Co. Ltd.	3,000	74,428
Ebase Co. Ltd.	4,800	17,455
Eco's Co. Ltd.	2,100	30,532
EDION Corp. (d)	15,700	196,351
EF-ON, Inc.	6,100	14,166
eGuarantee, Inc. (d)	8,200	96,456
E-Guardian, Inc. (d)	1,000	13,312
Ehime Bank Ltd.	7,600	54,575
Eidai Co. Ltd.	10,000	13,946
Eizo Corp.	7,300	101,830
Elan Corp. (d)	2,200	10,661
Elecom Co. Ltd.	10,500	116,351
EM Systems Co. Ltd.	3,500	18,670
en Japan, Inc. (d)	7,400	81,107
Endo Lighting Corp.	2,600	23,908
Enplas Corp.	1,400	41,135
BHFTII-88

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Entrust, Inc.	1,500	$7,829
eRex Co. Ltd. (d)	8,000	43,227
ES-Con Japan Ltd.	6,700	45,598
Eslead Corp. (d)	2,000	55,508
ESPEC Corp.	3,900	62,237
Exedy Corp.	7,700	225,617
EXEO Group, Inc. (d)	25,700	288,215
Ezaki Glico Co. Ltd.	9,200	283,312
F&M Co. Ltd.	1,600	21,801
FALCO HOLDINGS Co. Ltd.	2,300	35,700
FCC Co. Ltd.	8,200	170,478
FDK Corp. (a)	1,100	2,899
Feed One Co. Ltd.	6,376	37,264
Ferrotec Holdings Corp. (d)	10,200	183,271
Fibergate, Inc.	1,800	10,938
FIDEA Holdings Co. Ltd.	5,050	51,395
Financial Partners Group Co. Ltd. (d)	8,200	126,153
FINDEX, Inc.	3,900	18,239
First Bank of Toyama Ltd. (d)	10,700	82,417
First Brothers Co. Ltd.	900	6,045
First Juken Co. Ltd. (d)	1,600	11,712
First-Corp., Inc.	1,600	10,718
Fixstars Corp.	4,100	44,866
FJ Next Holdings Co. Ltd.	3,800	30,420
Focus Systems Corp.	2,900	20,861
Food & Life Cos. Ltd.	15,000	448,254
Forval Corp. (d)	1,900	18,266
Foster Electric Co. Ltd.	5,600	48,618
FP Corp.	3,600	67,907
France Bed Holdings Co. Ltd. (d)	7,900	68,933
FreakOut Holdings, Inc. (a)	800	3,012
Freebit Co. Ltd.	2,100	21,847
Freund Corp.	2,400	12,663
F-Tech, Inc. (d)	3,200	11,610
FTGroup Co. Ltd.	1,500	11,232
Fudo Tetra Corp. (d)	2,830	42,152
Fuji Corp.	18,800	262,272
Fuji Corp. Ltd.	8,600	39,923
Fuji Kyuko Co. Ltd. (d)	4,600	69,085
Fuji Oil Co. Ltd.	11,200	22,886
Fuji Oil Holdings, Inc. (d)	9,900	202,767
Fuji Pharma Co. Ltd.	2,400	21,498
Fuji Seal International, Inc. (d)	9,900	173,261
Fujibo Holdings, Inc.	2,400	79,205
Fujicco Co. Ltd.	5,700	60,838
Fujikura Composites, Inc.	3,700	34,265
Fujikura Kasei Co. Ltd.	9,500	32,569
Fujimi, Inc. (d)	9,900	126,199
Fujisash Co. Ltd.	2,450	10,916
Fujishoji Co. Ltd.	1,300	9,828
Fujita Kanko, Inc.	400	25,993
Fujiya Co. Ltd. (d)	3,300	52,671
FuKoKu Co. Ltd.	2,800	31,289
Fukuda Corp.	1,700	59,328
Fukuda Denshi Co. Ltd.	3,900	166,636
Fukui Bank Ltd.	5,400	65,059
Security Description	Shares	Value
Japan — (Continued)
Fukui Computer Holdings, Inc. (d)	2,700	$61,418
Fukushima Galilei Co. Ltd. (d)	6,600	121,625
Fukuyama Transporting Co. Ltd.	3,200	77,314
FULLCAST Holdings Co. Ltd.	4,300	45,264
Funai Soken Holdings, Inc.	9,070	139,505
Furukawa Co. Ltd.	6,400	89,398
Furuno Electric Co. Ltd.	5,300	91,183
Furuya Metal Co. Ltd.	3,300	59,086
Furyu Corp. (d)	4,300	27,794
Fuso Chemical Co. Ltd. (d)	4,100	94,718
Fuso Pharmaceutical Industries Ltd. (d)	2,600	42,475
Futaba Corp.	10,200	36,583
Futaba Industrial Co. Ltd.	13,900	72,471
Future Corp.	10,000	116,345
Fuyo General Lease Co. Ltd.	2,400	61,929
G-7 Holdings, Inc. (d)	5,800	51,289
Gakken Holdings Co. Ltd.	6,400	42,204
Gakkyusha Co. Ltd.	2,800	40,575
Gecoss Corp.	4,600	31,936
Genki Global Dining Concepts Corp. (d)	3,200	73,044
Genky DrugStores Co. Ltd.	4,100	78,068
Geo Holdings Corp.	6,000	73,193
Gift Holdings, Inc.	1,600	31,099
giftee, Inc.	2,800	27,752
GLOBERIDE, Inc.	4,300	55,195
Glory Ltd. (d)	9,300	163,419
GLtechno Holdings, Inc.	1,300	25,299
GMO Financial Gate, Inc.	400	14,245
GMO Financial Holdings, Inc.	8,000	40,973
GMO GlobalSign Holdings KK	1,000	14,962
GMO internet group, Inc.	7,300	149,993
GNI Group Ltd. (a)	1,900	26,703
Godo Steel Ltd.	2,300	59,490
Goldcrest Co. Ltd.	3,230	67,164
Grandy House Corp.	3,600	12,937
GREE Holdings, Inc.	3,500	13,764
Greens Co. Ltd.	1,700	29,379
gremz, Inc.	900	14,171
GS Yuasa Corp. (d)	15,900	254,276
GSI Creos Corp. (d)	2,800	37,210
G-Tekt Corp.	6,500	75,815
Gun-Ei Chemical Industry Co. Ltd.	1,800	35,864
GungHo Online Entertainment, Inc.	7,100	138,743
Gunma Bank Ltd.	4,000	33,088
Gunze Ltd.	6,600	116,184
H.U. Group Holdings, Inc. (d)	13,600	249,153
H2O Retailing Corp. (d)	19,500	294,741
HABA Laboratories, Inc.	700	8,127
Hagihara Industries, Inc.	2,600	27,123
Hagiwara Electric Holdings Co. Ltd.	1,800	39,701
Hakudo Co. Ltd. (d)	2,400	35,498
Halows Co. Ltd.	2,100	59,540
Hamakyorex Co. Ltd.	18,400	158,427
Hamee Corp.	1,800	15,148
Handsman Co. Ltd.	800	4,271
Hanwa Co. Ltd. (d)	6,900	225,878
BHFTII-89

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Happinet Corp. (d)	3,400	$117,102
Hard Off Corp. Co. Ltd.	3,700	44,981
Harima Chemicals Group, Inc.	4,300	24,425
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	11,248
Hazama Ando Corp.	33,290	304,089
Heiwa Corp. (d)	11,900	186,602
Heiwa Real Estate Co. Ltd.	1,100	34,568
Heiwado Co. Ltd.	6,700	113,585
Hennge KK	600	5,777
Hibiya Engineering Ltd. (d)	4,500	94,052
Hiday Hidaka Corp.	500	9,212
HI-LEX Corp.	5,500	57,935
Himaraya Co. Ltd.	2,600	14,288
Hino Motors Ltd. (a) (d)	34,000	95,888
Hioki EE Corp.	2,600	122,680
Hirakawa Hewtech Corp.	2,100	18,852
Hirano Tecseed Co. Ltd.	1,300	14,176
Hirata Corp. (d)	3,000	30,845
Hirogin Holdings, Inc.	38,500	312,859
Hirose Tusyo, Inc. (d)	300	8,487
Hiroshima Electric Railway Co. Ltd. (d)	1,500	6,069
Hiroshima Gas Co. Ltd. (d)	7,000	15,990
Hisaka Works Ltd.	5,500	36,468
Hisamitsu Pharmaceutical Co., Inc.	300	8,114
Hito Communications Holdings, Inc.	1,700	11,008
Hochiki Corp.	3,100	52,178
Hodogaya Chemical Co. Ltd.	1,800	18,827
Hogy Medical Co. Ltd. (d)	3,700	118,756
Hokkaido Electric Power Co., Inc. (d)	46,200	234,480
Hokkaido Gas Co. Ltd.	19,500	66,080
Hokkan Holdings Ltd.	3,300	36,632
Hokko Chemical Industry Co. Ltd.	3,500	30,169
Hokkoku Financial Holdings, Inc. (d)	4,400	173,169
Hokuetsu Corp. (d)	21,100	172,771
Hokuetsu Industries Co. Ltd.	5,900	75,057
Hokuhoku Financial Group, Inc. (d)	24,600	424,671
Hokuriku Electric Industry Co. Ltd.	2,800	27,629
Hokuriku Electric Power Co.	40,800	226,978
Hokuriku Electrical Construction Co. Ltd.	3,600	29,271
Hokuriku Gas Co. Ltd.	1,000	22,888
Hokuto Corp.	5,100	63,528
H-One Co. Ltd.	6,000	45,607
Honeys Holdings Co. Ltd.	3,630	39,975
Honma Golf Ltd.	27,000	12,570
Hoosiers Holdings Co. Ltd.	8,000	58,609
Hoshi Iryo-Sanki Co. Ltd.	300	9,142
Hosiden Corp.	10,400	138,774
Hosokawa Micron Corp.	3,100	84,216
Hotland Co. Ltd.	3,200	46,903
House Foods Group, Inc.	3,300	59,938
Howa Machinery Ltd.	1,400	11,652
HS Holdings Co. Ltd. (d)	5,000	28,907
Hyakugo Bank Ltd. (d)	46,100	227,599
Hyakujushi Bank Ltd. (d)	4,900	114,293
IBJ, Inc.	4,900	21,017
Ichigo, Inc.	11,100	28,608
Security Description	Shares	Value
Japan — (Continued)
Ichiken Co. Ltd.	1,800	$33,191
Ichikoh Industries Ltd.	9,000	25,399
Ichimasa Kamaboko Co. Ltd.	1,100	5,518
Ichinen Holdings Co. Ltd.	4,300	48,159
Ichiyoshi Securities Co. Ltd.	7,000	35,384
Icom, Inc.	2,000	36,845
Idec Corp. (d)	6,800	111,357
IDOM, Inc.	14,200	113,582
Iino Kaiun Kaisha Ltd. (d)	15,500	103,279
I'll, Inc.	900	12,876
Imagica Group, Inc.	4,500	15,507
Imasen Electric Industrial	2,000	8,403
i-mobile Co. Ltd.	5,400	19,248
Imuraya Group Co. Ltd.	2,900	46,531
Inaba Denki Sangyo Co. Ltd. (d)	12,100	307,684
Inaba Seisakusho Co. Ltd. (d)	3,200	35,939
Inabata & Co. Ltd. (d)	9,800	207,954
I-NE Co. Ltd. (d)	800	8,567
Ines Corp.	5,100	56,534
I-Net Corp.	3,520	44,178
Infomart Corp.	16,100	38,144
INFRONEER Holdings, Inc.	17,300	139,481
Innotech Corp.	3,900	33,894
Insource Co. Ltd.	11,200	60,236
Intage Holdings, Inc.	2,600	29,137
Intelligent Wave, Inc.	3,400	24,162
Inui Global Logistics Co. Ltd. (d)	3,000	27,081
IR Japan Holdings Ltd.	2,000	9,458
Iriso Electronics Co. Ltd.	4,300	74,964
ISB Corp.	400	3,591
Ise Chemicals Corp. (d)	600	90,853
Iseki & Co. Ltd.	5,700	41,284
Ishihara Sangyo Kaisha Ltd.	7,600	90,890
Ishizuka Glass Co. Ltd.	500	8,275
Itfor, Inc.	7,800	77,533
ITmedia, Inc. (d)	1,500	14,908
Ito En Ltd. (d)	6,100	130,964
Itochu Enex Co. Ltd.	12,000	128,612
Itochu-Shokuhin Co. Ltd. (d)	1,600	80,611
Itoham Yonekyu Holdings, Inc.	5,900	164,879
Itoki Corp. (d)	8,200	90,132
IwaiCosmo Holdings, Inc. (d)	4,300	69,399
Iwaki Co. Ltd.	1,300	18,561
Iwatsuka Confectionery Co. Ltd.	2,000	37,809
Izumi Co. Ltd.	6,800	143,895
J Trust Co. Ltd.	16,800	49,191
JAC Recruitment Co. Ltd.	15,600	84,358
Jaccs Co. Ltd.	4,700	122,794
JAFCO Group Co. Ltd. (d)	8,900	123,151
JANOME Corp.	3,899	27,169
Japan Aviation Electronics Industry Ltd.	11,300	198,035
Japan Cash Machine Co. Ltd. (d)	1,200	8,125
Japan Communications, Inc. (a) (d)	35,600	33,958
Japan Elevator Service Holdings Co. Ltd. (d)	16,000	293,813
Japan Foundation Engineering Co. Ltd.	7,900	34,795
Japan Investment Adviser Co. Ltd.	6,400	78,660
BHFTII-90

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Japan Lifeline Co. Ltd.	13,500	$138,149
Japan Material Co. Ltd. (d)	13,600	111,149
Japan Medical Dynamic Marketing, Inc.	4,400	16,807
Japan Oil Transportation Co. Ltd.	700	14,120
Japan Petroleum Exploration Co. Ltd. (d)	26,500	205,899
Japan Property Management Center Co. Ltd.	4,100	32,540
Japan Pulp & Paper Co. Ltd.	24,500	98,788
Japan Pure Chemical Co. Ltd.	500	10,412
Japan Securities Finance Co. Ltd.	19,300	231,016
Japan Steel Works Ltd. (d)	2,800	99,316
Japan Transcity Corp.	9,700	57,852
Japan Wool Textile Co. Ltd.	12,600	131,133
JBCC Holdings, Inc.	13,600	100,625
JCU Corp. (d)	4,900	106,319
Jeol Ltd. (d)	9,700	300,286
JFE Systems, Inc.	1,400	14,904
JGC Holdings Corp. (d)	23,600	185,606
JIG-SAW, Inc. (a) (d)	900	18,884
JINS Holdings, Inc.	2,600	120,673
JINUSHI Co. Ltd.	3,500	48,819
JK Holdings Co. Ltd.	2,800	18,854
J-Lease Co. Ltd.	1,200	11,491
JM Holdings Co. Ltd.	3,200	50,421
JMS Co. Ltd.	6,400	19,702
J-Oil Mills, Inc.	4,900	66,460
Joshin Denki Co. Ltd. (d)	4,300	61,286
Joyful Honda Co. Ltd.	11,900	159,069
JP-Holdings, Inc. (d)	17,900	81,837
JSB Co. Ltd.	2,000	43,494
JSP Corp. (d)	2,400	32,929
JTEKT Corp. (d)	15,100	114,237
Juki Corp. (a)	7,200	19,520
Juroku Financial Group, Inc. (d)	6,900	223,482
Justsystems Corp.	7,000	157,924
JVCKenwood Corp.	33,800	283,840
K&O Energy Group, Inc.	2,800	56,126
Kadoya Sesame Mills, Inc.	800	19,219
Kaga Electronics Co. Ltd. (d)	8,600	155,138
Kagome Co. Ltd.	6,400	125,349
Kaken Pharmaceutical Co. Ltd.	3,400	101,972
Kakiyasu Honten Co. Ltd. (d)	2,500	51,104
Kamakura Shinsho Ltd.	3,700	11,991
Kameda Seika Co. Ltd. (d)	3,100	80,778
Kamei Corp.	5,700	75,582
Kanaden Corp. (d)	3,800	37,472
Kanadevia Corp. (d)	37,000	227,018
Kanagawa Chuo Kotsu Co. Ltd.	1,900	46,773
Kanamic Network Co. Ltd.	900	2,571
Kanamoto Co. Ltd.	6,400	138,800
Kaneka Corp.	10,600	270,154
Kaneko Seeds Co. Ltd.	1,300	12,160
Kanematsu Corp. (d)	17,400	293,004
Kanemi Co. Ltd.	100	2,156
Kanto Denka Kogyo Co. Ltd. (d)	9,000	52,419
Kappa Create Co. Ltd. (a) (d)	1,000	9,556
Katakura Industries Co. Ltd.	5,200	76,807
Security Description	Shares	Value
Japan — (Continued)
Katitas Co. Ltd. (d)	11,600	$153,287
Kato Sangyo Co. Ltd.	5,600	184,701
Kato Works Co. Ltd.	2,500	20,726
Kawada Technologies, Inc.	2,700	52,666
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	30,497
KeePer Technical Laboratory Co. Ltd. (d)	2,500	63,188
Keihan Holdings Co. Ltd. (d)	6,400	139,157
Keihanshin Building Co. Ltd. (d)	7,100	64,666
Keihin Co. Ltd.	2,300	36,198
Keikyu Corp.	9,000	90,793
KEIWA, Inc.	1,200	8,317
Keiyo Bank Ltd.	24,300	146,144
Kenko Mayonnaise Co. Ltd.	2,400	29,914
KH Neochem Co. Ltd.	8,500	143,019
Kibun Foods, Inc. (d)	1,500	10,736
Kimura Chemical Plants Co. Ltd.	3,300	16,130
King Jim Co. Ltd.	1,400	8,047
Kintetsu Department Store Co. Ltd.	400	5,873
Kissei Pharmaceutical Co. Ltd. (d)	6,800	174,665
Ki-Star Real Estate Co. Ltd. (d)	1,800	54,659
Kitagawa Corp.	3,100	25,070
Kita-Nippon Bank Ltd. (d)	2,200	47,411
Kitano Construction Corp.	1,400	38,508
Kitz Corp.	15,300	119,496
Kiyo Bank Ltd.	14,100	217,956
Koa Corp.	6,400	40,152
Koatsu Gas Kogyo Co. Ltd. (d)	7,300	43,490
Kobe Electric Railway Co. Ltd. (d)	1,400	22,276
Kohnan Shoji Co. Ltd. (d)	5,100	127,412
Kohsoku Corp. (d)	3,300	45,213
Koike Sanso Kogyo Co. Ltd.	3,500	29,527
Kojima Co. Ltd.	7,800	56,150
Kokuyo Co. Ltd.	14,200	271,217
Komatsu Matere Co. Ltd. (d)	4,200	22,072
Komatsu Wall Industry Co. Ltd.	3,600	35,357
KOMEDA Holdings Co. Ltd.	11,400	217,940
Komehyo Holdings Co. Ltd. (d)	1,300	24,828
Komeri Co. Ltd.	7,400	146,451
Komori Corp. (d)	11,000	90,007
Konaka Co. Ltd.	7,300	11,278
Kondotec, Inc.	5,600	53,394
Konica Minolta, Inc. (a)	93,000	314,316
Konishi Co. Ltd. (d)	11,600	91,103
Konoike Transport Co. Ltd.	5,700	102,404
Konoshima Chemical Co. Ltd.	600	5,966
Kosaido Holdings Co. Ltd. (d)	12,300	42,889
Koshidaka Holdings Co. Ltd.	6,000	42,506
Kotobuki Spirits Co. Ltd. (d)	13,000	211,795
Kotobukiya Co. Ltd. (d)	1,500	14,697
Kozo Keikaku Engineering Holdings, Inc.	2,400	41,863
KPP Group Holdings Co. Ltd.	3,700	16,236
Krosaki Harima Corp.	4,400	75,223
KRS Corp.	3,400	40,415
K's Holdings Corp. (d)	30,100	273,655
KU Holdings Co. Ltd.	5,500	40,691
Kumagai Gumi Co. Ltd. (d)	7,500	202,645
BHFTII-91

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Kumiai Chemical Industry Co. Ltd.	10,995	$60,814
Kunimine Industries Co. Ltd.	1,200	8,264
Kura Sushi, Inc.	1,800	37,798
Kurabo Industries Ltd.	3,200	128,290
Kureha Corp.	8,000	147,369
Kurimoto Ltd.	1,900	58,014
Kuriyama Holdings Corp.	2,300	20,298
Kusuri No. Aoki Holdings Co. Ltd.	9,900	224,825
KYB Corp. (d)	7,600	149,756
Kyodo Printing Co. Ltd. (d)	6,800	46,883
Kyoei Steel Ltd.	4,700	59,072
Kyokuto Boeki Kaisha Ltd.	3,600	37,759
Kyokuto Kaihatsu Kogyo Co. Ltd. (d)	7,200	114,085
Kyokuto Securities Co. Ltd.	4,100	39,981
Kyokuyo Co. Ltd.	2,200	60,968
Kyorin Pharmaceutical Co. Ltd.	10,200	102,257
KYORITSU Co. Ltd.	6,800	7,359
Kyoritsu Maintenance Co. Ltd. (d)	13,200	274,058
Kyosan Electric Manufacturing Co. Ltd.	12,600	41,302
Kyowa Electronic Instruments Co. Ltd.	8,000	25,092
Kyowa Leather Cloth Co. Ltd.	3,300	15,597
Kyushu Financial Group, Inc.	17,500	86,379
Lacto Japan Co. Ltd.	1,400	27,615
LEC, Inc.	5,000	39,863
Leopalace21 Corp. (d)	33,400	130,546
Life Corp.	8,000	103,182
LIFULL Co. Ltd.	17,000	17,572
LIKE, Inc.	2,100	20,936
Link & Motivation, Inc.	8,900	31,126
Lintec Corp.	8,400	154,905
LITALICO, Inc.	4,700	34,946
Look Holdings, Inc. (d)	2,200	34,658
Mabuchi Motor Co. Ltd.	16,600	254,687
Macnica Holdings, Inc.	11,300	146,015
Maeda Kosen Co. Ltd.	8,400	107,150
Maezawa Kasei Industries Co. Ltd.	3,200	39,233
Maezawa Kyuso Industries Co. Ltd.	5,800	49,745
Makino Milling Machine Co. Ltd.	4,800	373,704
Management Solutions Co. Ltd.	1,800	21,373
Mandom Corp.	8,900	78,470
Mani, Inc.	17,500	153,352
MarkLines Co. Ltd.	3,000	49,735
Mars Group Holdings Corp. (d)	2,200	46,363
Marubun Corp.	4,200	27,840
Marudai Food Co. Ltd.	4,700	53,406
Marufuji Sheet Piling Co. Ltd.	1,300	24,195
Maruha Nichiro Corp.	9,000	195,972
Maruichi Steel Tube Ltd.	9,300	206,865
MARUKA FURUSATO Corp.	993	15,856
Marusan Securities Co. Ltd. (d)	9,900	59,810
Maruyama Manufacturing Co., Inc.	1,500	20,517
Maruzen CHI Holdings Co. Ltd.	11,900	25,561
Maruzen Co. Ltd.	900	19,252
Maruzen Showa Unyu Co. Ltd.	2,400	96,528
Marvelous, Inc. (d)	9,500	29,856
Matching Service Japan Co. Ltd.	1,200	7,609
Security Description	Shares	Value
Japan — (Continued)
Matsuda Sangyo Co. Ltd.	3,600	$83,664
Matsui Construction Co. Ltd.	6,400	38,124
Matsui Securities Co. Ltd. (d)	26,600	135,370
Matsuya Co. Ltd.	2,400	17,253
Matsuyafoods Holdings Co. Ltd.	400	15,845
Max Co. Ltd.	4,500	127,837
Maxell Ltd.	9,500	116,260
Maxvalu Tokai Co. Ltd.	3,500	70,456
MCJ Co. Ltd.	16,000	145,317
MEC Co. Ltd.	3,600	55,568
Media Do Co. Ltd.	2,100	23,385
Medical Data Vision Co. Ltd.	6,800	18,405
Medical System Network Co. Ltd.	7,000	18,375
Medikit Co. Ltd.	1,300	22,731
Medius Holdings Co. Ltd.	1,800	11,391
Medley, Inc. (a)	1,700	34,428
MedPeer, Inc.	2,600	7,833
Megmilk Snow Brand Co. Ltd.	10,800	184,851
Meidensha Corp. (d)	7,700	224,231
Meiji Electric Industries Co. Ltd.	1,000	10,077
Meiji Shipping Group Co. Ltd. (d)	4,300	17,486
Meiko Electronics Co. Ltd. (d)	5,200	241,386
Meisei Industrial Co. Ltd. (d)	8,600	74,701
MEITEC Group Holdings, Inc.	16,700	325,276
Meito Sangyo Co. Ltd.	3,000	39,962
Meiwa Corp.	8,100	37,682
Meiwa Estate Co. Ltd. (d)	3,800	24,195
Melco Holdings, Inc.	1,500	22,205
Menicon Co. Ltd. (d)	14,400	120,257
Mercari, Inc. (a)	19,400	306,692
Mercuria Holdings Co. Ltd.	2,100	11,334
MetaReal Corp. (a)	1,400	5,404
METAWATER Co. Ltd.	3,600	46,237
Micronics Japan Co. Ltd. (d)	5,400	129,006
Midac Holdings Co. Ltd. (d)	900	12,457
Mie Kotsu Group Holdings, Inc. (d)	8,600	28,955
Mikuni Corp.	7,300	14,834
Milbon Co. Ltd.	6,120	122,159
MIMAKI ENGINEERING Co. Ltd.	1,700	18,836
Ministop Co. Ltd. (d)	4,300	52,150
Miraial Co. Ltd.	2,900	24,490
Mirait One Corp.	19,580	285,331
Mirarth Holdings, Inc.	18,300	61,866
Miroku Jyoho Service Co. Ltd.	5,500	68,088
Mitani Corp.	22,700	299,654
Mitani Sekisan Co. Ltd. (d)	2,100	90,667
Mito Securities Co. Ltd. (d)	10,400	36,891
Mitsuba Corp.	6,900	38,299
Mitsubishi Kakoki Kaisha Ltd.	2,400	21,789
Mitsubishi Logisnext Co. Ltd. (d)	6,600	94,454
Mitsubishi Materials Corp. (d)	14,600	238,656
Mitsubishi Paper Mills Ltd. (d)	5,400	23,523
Mitsubishi Pencil Co. Ltd.	6,700	113,755
Mitsubishi Research Institute, Inc.	2,000	62,808
Mitsubishi Shokuhin Co. Ltd.	3,800	124,470
Mitsubishi Steel Manufacturing Co. Ltd.	4,400	48,133
BHFTII-92

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Mitsuboshi Belting Ltd. (d)	3,900	$97,513
Mitsui DM Sugar Holdings Co. Ltd.	4,300	96,943
Mitsui E&S Co. Ltd. (d)	21,900	242,611
Mitsui High-Tec, Inc.	14,000	65,374
Mitsui Matsushima Holdings Co. Ltd. (d)	2,100	56,026
Mitsui Mining & Smelting Co. Ltd.	12,300	358,764
Mitsui-Soko Holdings Co. Ltd. (d)	4,500	239,632
Mitsuuroko Group Holdings Co. Ltd. (d)	7,800	93,516
MIXI, Inc.	9,800	217,448
Miyaji Engineering Group, Inc. (d)	4,500	53,753
Miyazaki Bank Ltd. (d)	3,500	77,882
Miyoshi Oil & Fat Co. Ltd.	1,600	18,122
Mizuho Leasing Co. Ltd. (d)	31,900	222,672
Mizuho Medy Co. Ltd.	1,000	10,076
Mizuno Corp.	11,100	193,262
Mochida Pharmaceutical Co. Ltd. (d)	4,700	99,999
Modec, Inc.	2,800	77,539
Monogatari Corp.	6,800	153,710
MORESCO Corp.	2,500	20,338
Morinaga & Co. Ltd. (d)	15,900	265,945
Morinaga Milk Industry Co. Ltd.	16,000	332,343
Moriroku Holdings Co. Ltd.	800	10,855
Morita Holdings Corp. (d)	8,000	111,506
Morito Co. Ltd.	3,400	34,173
Morozoff Ltd.	5,400	62,063
Mory Industries, Inc.	8,000	53,459
MOS Food Services, Inc.	1,000	24,421
MrMax Holdings Ltd.	8,400	37,182
Mugen Estate Co. Ltd.	1,700	26,063
m-up Holdings, Inc.	5,900	69,956
Murakami Corp. (d)	1,500	52,846
Musashi Seimitsu Industry Co. Ltd. (d)	13,400	223,210
Musashino Bank Ltd. (d)	5,600	122,499
Mutoh Holdings Co. Ltd.	900	17,278
Nabtesco Corp.	10,600	164,632
NAC Co. Ltd. (d)	7,200	28,603
Nachi-Fujikoshi Corp.	2,700	61,746
Nafco Co. Ltd.	2,600	31,173
Nagano Keiki Co. Ltd. (d)	4,200	53,952
Nagase & Co. Ltd.	18,800	334,219
Nagoya Railroad Co. Ltd. (d)	22,000	256,102
Naigai Trans Line Ltd.	2,100	56,977
Nakabayashi Co. Ltd.	5,500	18,772
Nakamuraya Co. Ltd. (d)	1,600	33,446
Nakanishi, Inc.	13,200	189,047
Nakano Corp.	4,000	20,621
Nakayama Steel Works Ltd.	6,300	31,207
Nakayamafuku Co. Ltd.	2,000	5,108
Namura Shipbuilding Co. Ltd.	11,256	173,090
Nankai Electric Railway Co. Ltd. (d)	9,200	150,759
Nanto Bank Ltd.	5,700	151,138
Narasaki Sangyo Co. Ltd.	800	15,298
Natori Co. Ltd. (d)	2,600	35,757
NCD Co. Ltd./Shinagawa	1,700	28,189
NEC Capital Solutions Ltd.	2,500	63,231
Neturen Co. Ltd.	7,300	47,235
Security Description	Shares	Value
Japan — (Continued)
New Art Holdings Co. Ltd. (d)	1,358	$12,670
New Japan Chemical Co. Ltd.	9,900	12,723
Nextage Co. Ltd.	11,100	112,803
NexTone, Inc. (a)	700	5,688
NF Holdings Corp. (d)	1,600	13,275
NHK Spring Co. Ltd.	1,200	12,969
Nicca Chemical Co. Ltd.	1,400	12,275
Nice Corp.	2,300	24,298
Nichia Steel Works Ltd.	9,100	18,849
Nichias Corp.	6,900	213,684
Nichiban Co. Ltd.	3,200	42,955
Nichicon Corp.	9,700	79,655
Nichiden Corp.	2,900	56,194
Nichiha Corp. (d)	6,200	123,187
Nichimo Co. Ltd.	2,000	25,595
Nichireki Group Co. Ltd.	6,400	93,465
Nichirin Co. Ltd.	1,400	33,504
Nifco, Inc.	5,400	129,608
Nihon Chouzai Co. Ltd. (d)	3,320	33,055
Nihon Dempa Kogyo Co. Ltd.	3,300	18,278
Nihon Dengi Co. Ltd.	800	20,348
Nihon Flush Co. Ltd.	6,000	32,134
Nihon House Holdings Co. Ltd.	10,000	23,305
Nihon Kagaku Sangyo Co. Ltd.	3,000	31,032
Nihon M&A Center Holdings, Inc. (d)	58,000	224,586
Nihon Nohyaku Co. Ltd.	9,500	47,189
Nihon Parkerizing Co. Ltd.	19,200	152,237
Nihon Plast Co. Ltd.	4,500	10,038
Nihon Tokushu Toryo Co. Ltd.	2,900	28,525
Nihon Yamamura Glass Co. Ltd.	2,100	30,277
Nikkiso Co. Ltd.	10,700	91,583
Nikko Co. Ltd.	9,000	41,293
Nikkon Holdings Co. Ltd. (d)	26,000	467,846
Nippn Corp.	11,400	164,926
Nippon Air Conditioning Services Co. Ltd. (d)	7,700	51,208
Nippon Aqua Co. Ltd.	3,000	15,629
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	44,260
Nippon Carbide Industries Co., Inc.	2,300	27,871
Nippon Carbon Co. Ltd.	2,100	58,602
Nippon Chemical Industrial Co. Ltd.	1,400	20,847
Nippon Chemi-Con Corp. (a)	4,400	26,672
Nippon Coke & Engineering Co. Ltd. (a) (d)	47,000	27,091
Nippon Concept Corp.	1,500	18,603
Nippon Concrete Industries Co. Ltd. (d)	14,000	32,059
Nippon Denko Co. Ltd.	18,565	34,784
Nippon Densetsu Kogyo Co. Ltd.	8,600	121,001
Nippon Dry-Chemical Co. Ltd.	1,000	27,010
Nippon Electric Glass Co. Ltd.	15,400	359,973
Nippon Felt Co. Ltd.	8,600	27,642
Nippon Filcon Co. Ltd.	5,200	18,033
Nippon Gas Co. Ltd.	25,200	376,153
Nippon Hume Corp. (d)	6,700	89,255
Nippon Kayaku Co. Ltd.	25,700	243,139
Nippon Kodoshi Corp.	1,600	18,618
Nippon Light Metal Holdings Co. Ltd.	13,900	141,260
Nippon Paper Industries Co. Ltd. (d)	21,000	141,096
BHFTII-93

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nippon Parking Development Co. Ltd.	46,000	$73,316
Nippon Rietec Co. Ltd.	3,700	36,925
Nippon Road Co. Ltd.	4,500	56,917
Nippon Seiki Co. Ltd.	11,600	90,194
Nippon Seisen Co. Ltd. (d)	3,500	29,863
Nippon Sharyo Ltd. (d)	2,600	35,419
Nippon Sheet Glass Co. Ltd. (a)	15,100	40,070
Nippon Shinyaku Co. Ltd.	5,300	134,645
Nippon Shokubai Co. Ltd. (d)	12,400	144,642
Nippon Signal Co. Ltd.	8,300	49,675
Nippon Soda Co. Ltd. (d)	10,300	199,877
Nippon Thompson Co. Ltd.	15,700	51,132
Nippon Yakin Kogyo Co. Ltd. (d)	2,800	77,965
Nipro Corp. (d)	35,100	318,407
Nishikawa Rubber Co. Ltd. (d)	2,400	39,508
Nishimatsu Construction Co. Ltd.	6,400	205,595
Nishimatsuya Chain Co. Ltd. (d)	9,800	130,805
Nishi-Nippon Financial Holdings, Inc. (d)	26,600	373,158
Nishi-Nippon Railroad Co. Ltd. (d)	13,700	196,932
Nishio Holdings Co. Ltd.	4,600	128,645
Nissan Shatai Co. Ltd. (d)	12,600	87,060
Nissan Tokyo Sales Holdings Co. Ltd. (d)	11,000	37,708
Nissei ASB Machine Co. Ltd.	1,900	63,281
Nissei Plastic Industrial Co. Ltd.	4,500	25,279
Nissha Co. Ltd.	9,900	90,647
Nisshin Group Holdings Co. Ltd.	9,400	32,242
Nisshin Oillio Group Ltd.	5,500	177,019
Nisshinbo Holdings, Inc.	27,920	170,188
Nissin Corp.	2,900	92,178
Nisso Holdings Co. Ltd.	1,400	7,020
Nissui Corp.	63,700	383,999
Nitta Corp.	4,300	107,613
Nitta Gelatin, Inc.	4,500	24,804
Nittetsu Mining Co. Ltd. (d)	2,700	118,948
Nitto Fuji Flour Milling Co. Ltd.	800	35,811
Nitto Kogyo Corp.	4,800	99,885
Nitto Kohki Co. Ltd.	3,200	39,401
Nitto Seiko Co. Ltd.	8,900	34,934
Nittoc Construction Co. Ltd.	5,950	40,911
NJS Co. Ltd.	800	23,354
Noevir Holdings Co. Ltd.	3,200	91,353
Nohmi Bosai Ltd.	600	12,853
Nojima Corp. (d)	14,200	240,595
NOK Corp. (d)	900	13,216
Noritake Co. Ltd.	4,500	105,409
Noritsu Koki Co. Ltd.	4,000	126,829
Noritz Corp.	6,400	75,529
North Pacific Bank Ltd.	52,800	183,616
NPR-RIKEN Corp. (d)	6,164	102,851
NS Tool Co. Ltd.	4,800	23,953
NS United Kaiun Kaisha Ltd.	2,500	66,973
NSD Co. Ltd. (d)	16,240	363,603
NSK Ltd. (d)	10,300	44,013
NSW, Inc.	1,900	37,518
NTN Corp. (d)	92,700	150,492
Oat Agrio Co. Ltd.	400	5,304
Security Description	Shares	Value
Japan — (Continued)
Obara Group, Inc.	2,300	$50,366
Oenon Holdings, Inc.	12,300	36,364
Ogaki Kyoritsu Bank Ltd. (d)	8,500	135,284
Ohara, Inc.	1,600	11,361
Ohashi Technica, Inc.	2,900	35,690
Ohba Co. Ltd.	4,600	33,049
Ohsho Food Service Corp. (d)	9,600	206,627
OIE Sangyo Co. Ltd.	800	10,489
Oiles Corp. (d)	5,500	83,115
Oita Bank Ltd. (d)	3,600	83,792
Okabe Co. Ltd.	9,400	53,713
Okada Aiyon Corp. (d)	1,900	24,179
Okamoto Industries, Inc.	2,200	74,476
Okamoto Machine Tool Works Ltd.	1,000	25,101
Okamura Corp.	13,000	170,968
Okasan Securities Group, Inc. (d)	36,000	160,067
Oki Electric Industry Co. Ltd.	20,700	136,549
Okinawa Cellular Telephone Co. (d)	5,300	151,265
Okinawa Electric Power Co., Inc. (d)	10,727	65,644
Okinawa Financial Group, Inc. (d)	4,760	82,044
OKUMA Corp.	9,800	224,838
Okumura Corp. (d)	7,100	201,530
Okura Industrial Co. Ltd.	2,300	59,857
Okuwa Co. Ltd.	7,400	42,539
Onoken Co. Ltd.	4,300	43,482
Onward Holdings Co. Ltd.	22,500	81,285
Open Up Group, Inc.	4,700	59,330
Optex Group Co. Ltd.	6,800	79,246
Optim Corp. (a)	4,200	18,298
Optorun Co. Ltd.	5,500	56,391
Organo Corp. (d)	2,900	124,572
Oricon, Inc.	1,200	6,492
Orient Corp. (d)	11,670	61,644
Oriental Shiraishi Corp.	29,200	71,395
Origin Co. Ltd.	2,200	16,393
Oro Co. Ltd.	2,100	36,458
Osaka Organic Chemical Industry Ltd.	2,900	47,613
Osaka Steel Co. Ltd. (d)	3,700	70,378
OSAKA Titanium Technologies Co. Ltd. (d)	3,200	41,267
Osaki Electric Co. Ltd.	9,500	51,019
OSG Corp.	18,700	203,841
OUG Holdings, Inc.	700	15,100
Oyo Corp.	4,900	91,071
Ozu Corp.	600	7,149
Pacific Industrial Co. Ltd. (d)	8,900	82,014
Pacific Metals Co. Ltd. (d)	3,900	44,658
Pack Corp.	3,900	88,271
PAL GROUP Holdings Co. Ltd.	8,600	175,317
PALTAC Corp.	3,300	87,699
Paraca, Inc.	300	3,626
Paramount Bed Holdings Co. Ltd. (d)	9,400	155,959
Park24 Co. Ltd.	23,400	321,332
Pasona Group, Inc.	4,600	66,127
Pegasus Co. Ltd.	5,400	18,969
Penta-Ocean Construction Co. Ltd. (d)	25,100	119,426
People Dreams & Technologies Group Co. Ltd.	1,400	15,459
BHFTII-94

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
PeptiDream, Inc. (a)	10,000	$145,942
Pharma Foods International Co. Ltd.	3,600	21,556
PIA Corp. (a)	500	8,834
Pickles Holdings Co. Ltd.	2,600	16,784
Pigeon Corp.	27,600	338,714
PILLAR Corp. (d)	4,100	91,750
Pilot Corp.	5,800	160,836
Piolax, Inc. (d)	7,300	116,467
Plus Alpha Consulting Co. Ltd.	2,000	18,525
Pole To Win Holdings, Inc.	7,900	20,608
PR Times Corp.	700	11,351
Premium Group Co. Ltd. (d)	7,800	108,913
Premium Water Holdings, Inc.	500	9,497
Press Kogyo Co. Ltd.	19,400	72,520
Prestige International, Inc.	24,200	107,069
Prima Meat Packers Ltd. (d)	6,000	88,961
Procrea Holdings, Inc. (d)	6,521	74,125
Pronexus, Inc.	5,100	42,622
Pro-Ship, Inc. (d)	2,300	26,914
Proto Corp.	7,500	104,652
PS Construction Co. Ltd.	2,700	26,690
Punch Industry Co. Ltd.	2,700	7,330
QB Net Holdings Co. Ltd.	1,400	9,676
Qol Holdings Co. Ltd.	5,600	67,827
Quick Co. Ltd.	4,000	51,090
Raccoon Holdings, Inc.	4,100	26,250
Raito Kogyo Co. Ltd.	9,800	161,427
Raiznext Corp. (d)	7,700	77,995
Raksul, Inc.	3,300	22,217
Rakus Co. Ltd.	4,800	64,650
Rasa Industries Ltd.	2,000	37,227
Relo Group, Inc.	11,500	142,696
Rengo Co. Ltd.	42,800	226,669
RENOVA, Inc. (a) (d)	5,100	21,621
Resorttrust, Inc. (d)	36,600	356,025
Restar Corp.	4,500	68,980
Retail Partners Co. Ltd.	4,300	38,731
Rheon Automatic Machinery Co. Ltd.	5,000	42,151
Rhythm Co. Ltd. (d)	1,300	32,363
Ricoh Leasing Co. Ltd. (d)	3,100	113,582
Ride On Express Holdings Co. Ltd.	1,700	11,356
Riken Keiki Co. Ltd. (d)	6,400	110,963
Riken Technos Corp.	8,400	58,653
Riken Vitamin Co. Ltd.	5,400	87,187
Ringer Hut Co. Ltd.	600	9,205
Rion Co. Ltd.	2,200	36,250
Riso Kyoiku Co. Ltd. (d)	12,870	22,640
Rokko Butter Co. Ltd.	3,600	29,400
Roland Corp.	2,800	70,509
Round One Corp.	37,800	249,639
Ryobi Ltd.	4,900	73,514
RYODEN Corp. (d)	3,900	65,588
Ryoyo Ryosan Holdings, Inc. (d)	2,220	36,377
S Foods, Inc.	3,600	59,779
S&B Foods, Inc.	3,000	53,528
Sac's Bar Holdings, Inc.	5,250	29,921
Security Description	Shares	Value
Japan — (Continued)
Sagami Rubber Industries Co. Ltd.	1,800	$11,007
Saibu Gas Holdings Co. Ltd.	5,400	61,643
Saizeriya Co. Ltd. (d)	2,400	68,849
Sakai Chemical Industry Co. Ltd.	3,200	58,008
Sakai Heavy Industries Ltd.	2,000	28,649
Sakai Moving Service Co. Ltd.	4,900	81,671
Sakata INX Corp.	8,400	107,947
Sala Corp.	9,700	56,008
San Holdings, Inc.	5,600	44,633
San ju San Financial Group, Inc.	4,870	77,293
San-A Co. Ltd.	9,300	194,906
San-Ai Obbli Co. Ltd.	11,200	128,952
Sangetsu Corp. (d)	10,400	201,822
San-In Godo Bank Ltd. (d)	31,300	272,305
Sanken Electric Co. Ltd. (a) (d)	4,000	183,373
Sanki Engineering Co. Ltd. (d)	9,000	203,824
Sanko Metal Industrial Co. Ltd.	1,000	36,944
Sankyo Frontier Co. Ltd.	2,000	26,783
Sankyo Seiko Co. Ltd. (d)	10,800	44,446
Sankyo Tateyama, Inc.	6,500	26,393
Sankyu, Inc.	7,800	319,476
Sanoh Industrial Co. Ltd.	6,300	27,878
Sansei Technologies, Inc.	800	6,925
Sansha Electric Manufacturing Co. Ltd.	2,700	15,588
Sanshin Electronics Co. Ltd. (d)	2,400	32,905
Sanyo Chemical Industries Ltd.	2,800	73,003
Sanyo Denki Co. Ltd. (d)	2,300	144,021
Sanyo Electric Railway Co. Ltd. (d)	4,800	64,018
Sanyo Industries Ltd.	1,300	26,264
Sanyo Shokai Ltd.	2,500	45,747
Sanyo Trading Co. Ltd.	5,300	52,099
Sata Construction Co. Ltd.	2,600	19,104
Sato Holdings Corp.	5,300	74,954
Sato Shoji Corp.	4,100	40,730
Satori Electric Co. Ltd.	2,100	24,011
Sawai Group Holdings Co. Ltd.	22,500	297,068
SAXA, Inc. (d)	1,800	36,968
SBI ARUHI Corp.	2,000	11,302
SBI Insurance Group Co. Ltd.	1,400	10,508
SBS Holdings, Inc.	4,100	77,373
Scroll Corp.	6,400	43,274
SEC Carbon Ltd. (d)	1,000	13,913
Seed Co. Ltd. (d)	1,700	5,538
Seika Corp.	1,300	37,724
Seikagaku Corp.	9,800	48,442
Seikitokyu Kogyo Co. Ltd. (d)	2,100	21,220
Seiko Group Corp. (d)	6,200	172,640
Seiren Co. Ltd.	10,800	177,181
Sekisui Jushi Corp.	5,300	67,862
Sekisui Kasei Co. Ltd.	8,100	19,276
SEMITEC Corp.	1,600	18,297
Senko Group Holdings Co. Ltd.	25,500	256,704
Senshu Electric Co. Ltd. (d)	3,300	95,641
Senshu Ikeda Holdings, Inc. (d)	52,200	152,272
Senshukai Co. Ltd. (a)	11,000	19,955
SERAKU Co. Ltd.	700	8,053
BHFTII-95

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Seria Co. Ltd.	11,100	$185,654
Seven Bank Ltd.	65,300	122,132
Shibaura Electronics Co. Ltd.	3,300	97,577
Shibaura Machine Co. Ltd. (d)	4,800	115,359
Shibaura Mechatronics Corp. (d)	2,700	128,860
Shibusawa Logistics Corp.	2,800	60,697
Shibuya Corp.	3,900	83,747
SHIFT, Inc. (a)	19,500	151,305
Shiga Bank Ltd. (d)	8,200	289,702
Shikibo Ltd.	4,700	31,364
Shikoku Bank Ltd.	8,900	71,798
Shikoku Electric Power Co., Inc. (d)	36,200	279,910
Shikoku Kasei Holdings Corp.	7,800	96,117
Shima Seiki Manufacturing Ltd.	7,000	42,491
Shimadaya Corp. (d)	1,500	16,731
Shimizu Bank Ltd.	3,400	34,202
Shimojima Co. Ltd. (d)	4,200	35,107
Shin Nippon Air Technologies Co. Ltd. (d)	4,200	49,243
Shinagawa Refractories Co. Ltd.	6,300	71,370
Shindengen Electric Manufacturing Co. Ltd. (d)	1,900	25,870
Shin-Etsu Polymer Co. Ltd.	9,800	98,433
Shinki Bus Co. Ltd. (d)	900	20,820
Shinko Shoji Co. Ltd. (d)	8,400	50,678
Shinmaywa Industries Ltd.	13,300	125,163
Shinnihon Corp.	6,300	65,715
Shinnihonseiyaku Co. Ltd.	1,100	17,256
Shinsho Corp.	2,700	34,598
Shinwa Co. Ltd.	5,400	72,887
Ship Healthcare Holdings, Inc.	15,700	210,180
Shizuoka Gas Co. Ltd.	8,800	66,385
SHO-BOND Holdings Co. Ltd.	400	12,753
Shoei Co. Ltd. (d)	10,800	122,852
Shoei Foods Corp.	400	11,035
Showa Sangyo Co. Ltd.	5,100	96,539
SIGMAXYZ Holdings, Inc.	14,400	90,645
Siix Corp.	6,200	45,276
Simplex Holdings, Inc.	700	13,093
Sinanen Holdings Co. Ltd.	1,800	71,763
Sinfonia Technology Co. Ltd. (d)	4,600	184,977
Sinko Industries Ltd. (d)	16,800	135,791
Sintokogio Ltd. (d)	8,900	49,475
SK-Electronics Co. Ltd.	1,800	28,369
SKY Perfect JSAT Holdings, Inc. (d)	34,700	273,183
Smaregi, Inc. (a) (d)	1,200	22,738
SMK Corp.	1,700	27,246
SMS Co. Ltd. (d)	8,200	61,903
SNT Corp. (a)	7,300	19,592
Soda Nikka Co. Ltd. (d)	4,500	31,070
Sodick Co. Ltd.	11,000	63,464
Soft99 Corp. (d)	5,100	56,234
Softcreate Holdings Corp.	3,800	49,911
Software Service, Inc.	900	70,174
Soken Chemical & Engineering Co. Ltd.	1,400	14,538
Solasto Corp.	12,800	39,257
Soliton Systems KK	2,500	20,900
Solxyz Co. Ltd.	1,400	3,251
Security Description	Shares	Value
Japan — (Continued)
Sotetsu Holdings, Inc. (d)	12,100	$177,013
Sotoh Co. Ltd.	3,100	14,148
Space Co. Ltd.	5,060	37,553
Sparx Group Co. Ltd.	3,740	37,425
SPK Corp.	2,600	36,127
Sprix, Inc.	1,300	8,395
SRA Holdings (d)	3,100	90,253
SRE Holdings Corp.	1,900	38,946
ST Corp.	4,100	40,285
St. Care Holding Corp.	2,300	11,415
St. Marc Holdings Co. Ltd. (d)	4,400	68,034
Star Mica Holdings Co. Ltd.	6,000	36,964
Star Micronics Co. Ltd. (d)	7,400	96,003
Starts Corp., Inc. (d)	6,800	178,455
Starzen Co. Ltd.	11,100	69,091
Stella Chemifa Corp.	2,000	51,704
Step Co. Ltd.	2,500	38,403
Strike Co. Ltd.	1,300	26,092
Studio Alice Co. Ltd.	2,900	39,723
Subaru Enterprise Co. Ltd.	500	10,632
Sugimoto & Co. Ltd.	4,800	40,548
Sumida Corp.	7,500	48,681
Suminoe Co. Ltd.	2,800	22,831
Sumitomo Densetsu Co. Ltd.	3,200	104,033
Sumitomo Mitsui Construction Co. Ltd. (d)	33,260	92,973
Sumitomo Osaka Cement Co. Ltd. (d)	6,200	149,510
Sumitomo Riko Co. Ltd.	8,000	93,185
Sumitomo Seika Chemicals Co. Ltd.	1,800	60,233
Sumitomo Warehouse Co. Ltd.	11,000	203,063
Sun Frontier Fudousan Co. Ltd.	6,100	80,012
Suncall Corp. (a)	8,300	17,848
Sun-Wa Technos Corp. (d)	2,200	31,243
Suruga Bank Ltd. (d)	37,000	332,681
Suzuken Co. Ltd.	1,200	39,644
Suzuki Co. Ltd.	1,700	19,201
SWCC Corp. (d)	6,400	266,454
System Research Co. Ltd.	2,400	25,069
Systems Engineering Consultants Co. Ltd.	600	18,240
Systena Corp.	64,500	155,892
Syuppin Co. Ltd.	4,400	33,730
T Hasegawa Co. Ltd.	4,500	84,792
T RAD Co. Ltd.	1,400	34,176
Tachibana Eletech Co. Ltd.	4,240	68,183
Tachikawa Corp.	3,100	31,538
Tachi-S Co. Ltd. (d)	7,300	83,870
Tadano Ltd.	24,100	173,677
Taihei Dengyo Kaisha Ltd.	2,400	76,714
Taiheiyo Kouhatsu, Inc.	2,100	9,775
Taiho Kogyo Co. Ltd. (d)	6,400	25,537
Taikisha Ltd.	10,200	156,184
Taiko Bank Ltd.	3,100	29,762
Taisei Lamick Co. Ltd.	2,200	36,541
Taiyo Holdings Co. Ltd. (d)	8,700	281,103
Taiyo Yuden Co. Ltd.	13,000	215,481
Takamatsu Construction Group Co. Ltd.	3,700	68,464
Takamiya Co. Ltd.	5,200	13,357
BHFTII-96

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Takano Co. Ltd.	4,600	$22,018
Takaoka Toko Co. Ltd.	3,165	44,396
Takara & Co. Ltd.	1,300	28,731
Takara Bio, Inc.	11,100	61,466
Takara Holdings, Inc. (d)	34,700	265,338
Takara Standard Co. Ltd.	8,300	97,658
Takasago International Corp. (d)	3,600	153,114
Takasago Thermal Engineering Co. Ltd. (d)	3,500	130,257
Takashima & Co. Ltd. (d)	2,700	23,541
Takemoto Yohki Co. Ltd.	1,200	6,653
Takeuchi Manufacturing Co. Ltd.	7,700	263,095
Takuma Co. Ltd.	9,200	113,084
Tama Home Co. Ltd. (d)	3,200	77,293
Tamron Co. Ltd.	9,800	227,434
Tamura Corp.	18,800	64,470
Tanseisha Co. Ltd.	9,450	71,508
Tayca Corp.	4,000	35,694
Tazmo Co. Ltd. (d)	2,500	31,195
Tbk Co. Ltd. (d)	8,000	15,855
TDC Soft, Inc. (d)	9,800	83,829
TechMatrix Corp.	9,100	120,521
Techno Medica Co. Ltd.	2,400	28,126
Techno Ryowa Ltd.	2,700	47,607
TechnoPro Holdings, Inc.	10,000	222,131
Teijin Ltd.	32,500	284,918
Teikoku Electric Manufacturing Co. Ltd. (d)	4,200	82,123
Teikoku Sen-I Co. Ltd.	4,900	84,274
Teikoku Tsushin Kogyo Co. Ltd.	3,000	47,882
Tekken Corp.	2,700	45,115
Temairazu, Inc.	700	13,613
Tenma Corp.	3,000	72,272
Tess Holdings Co. Ltd.	2,600	4,735
Tigers Polymer Corp.	2,200	10,436
TKC Corp. (d)	6,200	159,591
Toa Corp.	17,200	134,136
TOA ROAD Corp.	7,500	72,003
Toagosei Co. Ltd.	21,600	203,802
TOBISHIMA HOLDINGS, Inc.	5,560	61,211
TOC Co. Ltd.	7,900	34,053
Tocalo Co. Ltd.	13,200	147,298
Tochigi Bank Ltd. (d)	21,300	45,328
Toda Corp.	36,000	212,622
Toda Kogyo Corp. (a)	600	4,534
Toei Co. Ltd.	2,000	67,809
Toell Co. Ltd. (d)	3,100	16,944
Toenec Corp.	9,500	61,519
Toho Bank Ltd. (d)	42,600	101,722
Toho Co. Ltd.	1,700	39,558
Toho Gas Co. Ltd.	600	16,544
Toho Holdings Co. Ltd.	9,000	268,117
Toho Titanium Co. Ltd. (d)	8,200	61,592
Toho Zinc Co. Ltd. (a)	3,400	14,078
Tohoku Bank Ltd. (d)	4,700	34,783
Tohokushinsha Film Corp. (d)	14,400	55,175
Tokai Carbon Co. Ltd. (d)	42,000	267,682
Tokai Corp. (d)	5,800	81,173
Security Description	Shares	Value
Japan — (Continued)
TOKAI Holdings Corp. (d)	22,700	$149,136
Tokai Rika Co. Ltd.	12,300	184,158
Tokai Tokyo Financial Holdings, Inc. (d)	46,600	151,073
Token Corp.	1,360	118,272
Tokushu Tokai Paper Co. Ltd.	2,500	58,560
Tokuyama Corp. (d)	14,400	269,438
Tokyo Base Co. Ltd.	4,100	7,362
Tokyo Electron Device Ltd. (d)	3,900	77,847
Tokyo Energy & Systems, Inc.	4,700	34,225
Tokyo Individualized Educational Institute, Inc.	2,500	5,765
Tokyo Kiraboshi Financial Group, Inc.	5,124	200,361
Tokyo Rope Manufacturing Co. Ltd.	2,800	22,826
Tokyo Sangyo Co. Ltd.	5,500	25,455
Tokyo Seimitsu Co. Ltd.	4,800	259,660
Tokyo Steel Manufacturing Co. Ltd. (d)	12,800	135,775
Tokyo Tekko Co. Ltd. (d)	2,000	76,932
Tokyo Theatres Co., Inc. (d)	2,900	20,777
Tokyotokeiba Co. Ltd.	3,400	99,882
Tokyu Construction Co. Ltd.	17,800	94,914
Toli Corp.	12,000	37,860
Tomato Bank Ltd.	4,200	33,865
Tomen Devices Corp. (d)	800	30,016
Tomoe Corp. (d)	5,500	44,176
Tomoe Engineering Co. Ltd.	1,600	46,653
Tomoku Co. Ltd. (d)	3,000	48,173
TOMONY Holdings, Inc. (d)	34,400	124,075
Tomy Co. Ltd. (d)	12,000	279,107
Tonami Holdings Co. Ltd. (d)	1,300	88,067
Topcon Corp.	22,100	482,528
Topre Corp.	8,700	109,971
Topy Industries Ltd.	3,100	44,104
Torex Semiconductor Ltd. (d)	500	4,012
Toridoll Holdings Corp. (d)	6,500	175,283
Torigoe Co. Ltd.	6,000	33,011
Torii Pharmaceutical Co. Ltd.	2,800	85,811
Torishima Pump Manufacturing Co. Ltd. (d)	5,200	71,150
Tosei Corp.	5,700	91,522
Toshiba TEC Corp.	6,000	107,489
Totech Corp.	2,100	34,428
Totetsu Kogyo Co. Ltd.	5,900	120,686
Tottori Bank Ltd. (d)	3,700	31,456
Toukei Computer Co. Ltd.	600	16,700
Towa Bank Ltd.	9,000	37,085
Towa Corp. (d)	17,100	173,195
Towa Pharmaceutical Co. Ltd.	5,600	100,460
Toyo Construction Co. Ltd. (d)	11,799	103,877
Toyo Corp.	7,900	72,668
Toyo Denki Seizo KK	3,200	29,124
Toyo Engineering Corp.	5,800	26,960
Toyo Gosei Co. Ltd. (d)	800	28,461
Toyo Kanetsu KK	2,000	48,926
Toyo Machinery & Metal Co. Ltd.	6,000	25,091
Toyo Securities Co. Ltd. (d)	14,100	48,330
Toyo Tanso Co. Ltd.	2,800	73,608
Toyo Tire Corp.	10,900	199,519
Toyo Wharf & Warehouse Co. Ltd.	2,500	21,791
BHFTII-97

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Toyobo Co. Ltd. (d)	20,300	$127,775
Toyoda Gosei Co. Ltd.	1,400	25,234
Toyota Boshoku Corp.	4,300	57,231
TPR Co. Ltd. (d)	5,600	87,094
Traders Holdings Co. Ltd.	2,800	16,920
Transaction Co. Ltd.	1,400	21,079
Transcosmos, Inc. (d)	4,200	89,547
TRE Holdings Corp.	5,600	60,582
Treasure Factory Co. Ltd.	1,800	22,537
Trusco Nakayama Corp.	10,500	139,526
TRYT, Inc. (d)	8,700	23,975
TS Tech Co. Ltd. (d)	18,700	210,344
TSI Holdings Co. Ltd. (d)	11,805	87,646
Tsubaki Nakashima Co. Ltd.	10,100	26,711
Tsubakimoto Chain Co. (d)	17,400	215,280
Tsubakimoto Kogyo Co. Ltd.	3,600	49,950
Tsuburaya Fields Holdings, Inc. (d)	3,600	41,902
Tsugami Corp.	9,000	109,921
Tsukishima Holdings Co. Ltd.	7,200	82,463
Tsukuba Bank Ltd. (d)	19,200	32,387
Tsumura & Co.	9,300	267,945
Tsurumi Manufacturing Co. Ltd. (d)	4,000	83,141
Tsutsumi Jewelry Co. Ltd.	700	10,529
TV Asahi Holdings Corp.	5,400	91,703
Tv Tokyo Holdings Corp.	1,800	42,722
TYK Corp.	6,000	19,457
UACJ Corp. (d)	7,985	255,531
UBE Corp. (d)	19,900	289,357
Ubicom Holdings, Inc.	500	4,289
Uchida Yoko Co. Ltd.	2,100	107,783
Ueki Corp. (d)	2,200	26,135
ULS Group, Inc.	600	20,426
Ulvac, Inc.	1,900	65,162
U-Next Holdings Co. Ltd.	8,100	95,186
Unipres Corp.	7,600	54,187
United Arrows Ltd.	3,100	43,785
United Super Markets Holdings, Inc.	13,068	71,925
UNITED, Inc. (d)	6,000	29,492
Universal Entertainment Corp.	6,100	42,931
Urbanet Corp. Co. Ltd.	4,500	13,934
Ushio, Inc. (d)	20,400	253,123
UT Group Co. Ltd.	4,900	66,900
V Technology Co. Ltd.	1,800	27,881
Valor Holdings Co. Ltd.	8,000	127,743
Valqua Ltd. (d)	3,800	79,012
Value HR Co. Ltd.	2,000	19,852
ValueCommerce Co. Ltd.	4,300	23,448
V-Cube, Inc. (a)	2,100	2,643
Vector, Inc.	5,600	37,720
Vertex Corp.	3,000	36,661
Vision, Inc.	4,000	32,190
Visional, Inc. (a)	1,900	95,917
Vital KSK Holdings, Inc.	9,100	76,659
VT Holdings Co. Ltd.	14,700	49,079
Wacoal Holdings Corp. (d)	6,600	225,737
Wacom Co. Ltd.	1,800	6,903
Security Description	Shares	Value
Japan — (Continued)
Wakachiku Construction Co. Ltd.	1,900	$48,192
Wakita & Co. Ltd.	8,600	99,184
Warabeya Nichiyo Holdings Co. Ltd.	2,800	40,242
Waseda Academy Co. Ltd.	1,400	19,238
Watahan & Co. Ltd.	3,200	34,251
Watts Co. Ltd.	1,900	8,458
WDB Holdings Co. Ltd.	2,700	33,398
Weathernews, Inc.	3,000	66,514
Wellneo Sugar Co. Ltd.	2,400	37,370
Wellnet Corp.	4,400	21,835
West Holdings Corp. (d)	4,729	49,959
Will Group, Inc. (d)	4,200	26,657
WingArc1st, Inc.	1,800	41,553
Wood One Co. Ltd.	2,600	16,231
World Co. Ltd.	5,000	86,822
World Holdings Co. Ltd.	2,500	35,254
Wowow, Inc.	2,200	14,696
Xebio Holdings Co. Ltd. (d)	5,600	48,427
Yahagi Construction Co. Ltd. (d)	7,300	62,600
YAKUODO Holdings Co. Ltd.	2,900	36,489
YAMABIKO Corp.	6,900	110,352
YAMADA Consulting Group Co. Ltd.	3,100	36,111
Yamagata Bank Ltd.	6,900	65,179
Yamaguchi Financial Group, Inc. (d)	13,700	161,413
Yamaichi Electronics Co. Ltd. (d)	5,200	72,035
Yamanashi Chuo Bank Ltd. (d)	6,300	91,091
Yamatane Corp.	2,100	55,284
Yamato Corp.	3,900	38,734
Yamaura Corp. (d)	2,800	22,546
Yamaya Corp. (d)	1,150	21,880
Yamazawa Co. Ltd.	1,000	7,789
Yamazen Corp. (d)	13,200	116,333
Yaoko Co. Ltd.	700	42,914
Yashima Denki Co. Ltd.	6,500	71,850
Yasuda Logistics Corp. (d)	4,900	55,182
Yellow Hat Ltd.	16,200	149,126
Yodogawa Steel Works Ltd. (d)	4,900	182,525
Yokogawa Bridge Holdings Corp. (d)	8,000	134,300
Yokorei Co. Ltd.	10,500	59,419
Yokowo Co. Ltd. (d)	4,300	39,584
Yomeishu Seizo Co. Ltd.	2,400	47,082
Yondenko Corp.	6,000	51,653
Yondoshi Holdings, Inc.	4,600	56,589
Yonex Co. Ltd.	9,500	151,588
Yorozu Corp. (d)	5,000	33,792
Yoshinoya Holdings Co. Ltd. (d)	15,500	311,296
Yotai Refractories Co. Ltd.	4,100	46,490
Yuasa Funashoku Co. Ltd.	1,300	35,205
Yuasa Trading Co. Ltd. (d)	3,900	118,319
Yuken Kogyo Co. Ltd.	1,300	21,178
Yukiguni Maitake Co. Ltd.	2,100	15,797
Yurtec Corp.	9,000	102,168
Yushin Precision Equipment Co. Ltd.	2,900	12,398
Yushiro Chemical Industry Co. Ltd.	2,900	37,433
Yutaka Giken Co. Ltd.	600	8,445
Zacros Corp. (d)	4,000	108,759
BHFTII-98

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Zaoh Co. Ltd.	800	$12,785
Zenkoku Hosho Co. Ltd. (d)	11,400	225,694
Zenrin Co. Ltd.	9,750	69,247
Zeon Corp. (d)	14,000	140,121
ZERIA Pharmaceutical Co. Ltd.	2,800	42,325
ZIGExN Co. Ltd.	8,400	24,430
Zojirushi Corp.	900	9,045
Zuiko Corp.	4,000	30,200
		109,320,603
Jersey, Channel Islands — 0.0%
Coinshares International Ltd.	2,621	18,685
Jordan — 0.1%
Hikma Pharmaceuticals PLC	17,728	446,074
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	3,009	268,752
VP Bank AG - Class A	936	87,399
		356,151
Luxembourg — 0.2%
Aperam SA	9,154	298,741
RTL Group SA (d)	3,665	138,286
SES SA (d)	78,345	462,865
		899,892
Macau — 0.0%
MECOM Power & Construction Ltd. (a)	211,500	4,013
SJM Holdings Ltd. (a)	384,249	119,029
Wynn Macau Ltd. (d)	68,800	49,400
		172,442
Malaysia — 0.0%
Frencken Group Ltd.	57,600	45,103
Mongolia — 0.0%
Mongolian Mining Corp. (a) (d)	63,000	43,868
Netherlands — 1.7%
Aalberts NV	20,768	708,814
Acomo NV	2,850	65,958
Alfen NV (a) (d)	3,316	44,981
AMG Critical Materials NV (d)	5,480	85,565
Arcadis NV	15,453	789,417
Argo Properties NV (a)	626	16,893
Basic-Fit NV (a) (d)	8,733	179,377
Brack Capital Properties NV (a)	856	50,320
Brunel International NV (d)	6,045	62,179
Corbion NV	15,315	324,271
CTP NV	13,224	237,012
Flow Traders Ltd.	7,758	228,604
ForFarmers NV	10,101	48,764
Fugro NV (d)	16,467	237,238
IMCD NV (d)	6,208	826,309
Kendrion NV (d)	3,900	44,879
Security Description	Shares	Value
Netherlands — (Continued)
Koninklijke BAM Groep NV	72,114	$404,950
Koninklijke Heijmans NV	6,281	266,361
Koninklijke Vopak NV	13,444	582,506
Nedap NV	1,575	111,136
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV (d)	12,506	145,250
Pharming Group NV (a) (d)	76,183	64,193
PostNL NV (d)	70,119	75,534
Randstad NV (d)	14,799	615,605
SBM Offshore NV (d)	29,300	624,500
SIF Holding NV (a) (d)	1,469	13,665
Sligro Food Group NV (d)	6,049	68,869
TKH Group NV (d)	10,606	418,368
TomTom NV (a) (d)	7,804	40,101
Van Lanschot Kempen NV	6,743	347,471
		7,729,090
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	77,256
Briscoe Group Ltd.	13,123	31,378
Channel Infrastructure NZ Ltd.	42,545	46,934
Delegat Group Ltd.	6,671	16,507
Eroad Ltd. (a)	7,847	4,225
Fletcher Building Ltd. (a)	6,120	11,392
Freightways Group Ltd.	26,416	157,183
Genesis Energy Ltd.	21,689	26,544
Gentrack Group Ltd. (a)	7,810	50,780
Hallenstein Glasson Holdings Ltd.	13,182	61,838
Heartland Group Holdings Ltd.	137,070	60,211
Investore Property Ltd. (REIT)	50,353	30,090
KMD Brands Ltd. (a)	106,864	22,522
Manawa Energy Ltd.	13,980	39,133
NZME Ltd.	71,247	47,801
NZX Ltd.	87,370	78,924
Oceania Healthcare Ltd. (a)	113,418	39,119
Pacific Edge Ltd. (a)	89,677	6,711
PGG Wrightson Ltd.	5,854	5,969
Restaurant Brands New Zealand Ltd.	7,507	15,198
Ryman Healthcare Ltd. (a)	6,586	10,350
Sanford Ltd.	17,782	51,123
Scales Corp. Ltd.	25,709	62,503
Serko Ltd. (a)	5,880	13,209
Skellerup Holdings Ltd.	34,311	93,167
SKY Network Television Ltd.	38,232	53,512
SKYCITY Entertainment Group Ltd. (a)	98,686	70,706
Steel & Tube Holdings Ltd.	51,732	22,846
Summerset Group Holdings Ltd.	21,771	139,347
Tourism Holdings Ltd.	28,944	29,151
TOWER Ltd. (b) (c)	48,467	40,684
Turners Automotive Group Ltd.	9,486	31,406
Warehouse Group Ltd.	26,369	13,236
		1,460,955
Nigeria — 0.0%
Airtel Africa PLC	52,804	113,443
BHFTII-99

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Norway — 0.6%
2020 Bulkers Ltd.	3,023	$32,109
ABG Sundal Collier Holding ASA	134,443	93,144
AF Gruppen ASA	720	9,570
Akastor ASA (a)	47,184	58,521
Aker BioMarine ASA	1,110	5,964
AMSC ASA	16,816	43,969
ArcticZymes Technologies ASA (a)	4,578	7,546
Avance Gas Holding Ltd. (d)	3,339	3,279
Axactor ASA (a)	50,628	21,421
B2 Impact ASA	54,575	52,936
BEWi ASA (a)	3,915	8,643
Bluenord ASA (a)	3,930	238,545
Bonheur ASA	5,418	119,794
Borregaard ASA	4,743	77,409
Bouvet ASA	11,240	79,756
BW Offshore Ltd.	24,958	69,596
Cloudberry Clean Energy ASA (a)	5,774	6,404
Crayon Group Holding ASA (a)	9,599	102,484
DNO ASA	94,590	125,338
Elkem ASA (a)	15,271	30,440
Elmera Group ASA	17,814	60,026
Elopak ASA	11,854	43,517
Europris ASA	36,746	293,941
FLEX LNG Ltd.	948	21,905
Grieg Seafood ASA	10,403	53,888
Hexagon Composites ASA (a)	27,150	52,899
Hexagon Purus ASA (a)	12,472	1,597
Kid ASA	4,880	70,044
Kitron ASA	28,832	123,864
Klaveness Combination Carriers ASA	2,039	12,106
LINK Mobility Group Holding ASA (a)	18,904	39,411
Medistim ASA	1,762	29,105
MPC Container Ships ASA	52,837	80,125
Multiconsult ASA	1,528	26,684
Nekkar ASA (a)	8,927	9,761
Norbit ASA	4,655	53,580
Nordic Mining ASA (a)	13,259	25,528
Norwegian Air Shuttle ASA	68,212	78,502
Odfjell Drilling Ltd.	21,044	116,169
Odfjell SE - A Shares	1,949	16,746
OKEA ASA (a)	884	1,582
Panoro Energy ASA	8,712	22,797
Pareto Bank ASA	4,052	30,307
Pexip Holding ASA	4,814	17,897
PhotoCure ASA (a)	2,065	11,086
Rana Gruber ASA	1,733	11,213
SATS ASA (a)	10,406	33,095
Sea1 offshore, Inc. (d)	3,692	6,960
Selvaag Bolig ASA	13,262	45,393
Sparebanken More	2,450	23,929
Stolt-Nielsen Ltd.	868	20,287
Veidekke ASA	15,018	209,958
Wilh Wilhelmsen Holding ASA - Class A	375	13,687
Wilh Wilhelmsen Holding ASA - Class B	311	10,805
Zaptec ASA (a)	7,253	11,430
		2,866,692
Security Description	Shares	Value
Peru — 0.1%
Hochschild Mining PLC (a)	95,965	$328,619
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	4,102
Poland — 0.1%
InPost SA (a)	16,422	241,682
Portugal — 0.6%
Altri SGPS SA	17,539	113,348
Banco Comercial Portugues SA - Class R	2,194,812	1,325,968
Corticeira Amorim SGPS SA	2,047	17,725
CTT-Correios de Portugal SA	21,155	171,425
Ibersol SGPS SA	1,360	12,856
Mota-Engil SGPS SA (d)	13,936	51,387
Navigator Co. SA (d)	57,369	203,269
NOS SGPS SA	40,645	193,788
REN - Redes Energeticas Nacionais SGPS SA	86,438	256,775
Semapa-Sociedade de Investimento e Gestao	805	13,314
Sonae SGPS SA	199,187	229,122
		2,588,977
Singapore — 1.0%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd.	47,167	45,825
Aztech Global Ltd.	28,600	16,488
Banyan Tree Holdings Ltd.	97,700	26,547
Bonvests Holdings Ltd.	18,000	12,058
Boustead Singapore Ltd.	85,671	68,779
Bukit Sembawang Estates Ltd.	52,100	140,547
BW LPG Ltd.	834	9,135
Capitaland India Trust	205,872	147,890
Centurion Corp. Ltd.	66,000	61,369
China Aviation Oil Singapore Corp. Ltd.	55,000	34,748
China Sunsine Chemical Holdings Ltd.	70,000	28,365
Chuan Hup Holdings Ltd.	125,000	14,100
ComfortDelGro Corp. Ltd.	398,200	432,010
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	21,345
Creative Technology Ltd. (a)	16,300	12,083
CSE Global Ltd.	122,368	41,300
Delfi Ltd.	80,600	46,064
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	58,345
Food Empire Holdings Ltd.	54,000	55,143
Fraser & Neave Ltd.	36,400	35,731
Fu Yu Corp. Ltd. (a)	98,800	7,064
Geo Energy Resources Ltd.	155,000	37,862
GuocoLand Ltd.	68,800	75,584
Haw Par Corp. Ltd.	18,900	185,930
Hiap Hoe Ltd.	58,000	22,521
Ho Bee Land Ltd.	49,800	67,323
Hong Fok Corp. Ltd.	72,940	41,892
Hong Leong Asia Ltd.	52,600	49,675
Hong Leong Finance Ltd.	43,900	83,570
Hotel Grand Central Ltd.	26,435	13,773
Hour Glass Ltd.	51,300	59,500
BHFTII-100

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
HRnetgroup Ltd.	67,700	$35,517
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	47,344
IGG, Inc.	162,000	75,995
Indofood Agri Resources Ltd.	152,000	36,046
InnoTek Ltd.	17,400	5,233
Keppel Infrastructure Trust	823,428	260,247
Low Keng Huat Singapore Ltd.	122,600	28,831
Metro Holdings Ltd.	141,600	42,719
Mewah International, Inc.	110,000	21,197
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	14,109
Netlink NBN Trust	345,500	226,125
OM Holdings Ltd. (a)	21,506	4,969
OUE Ltd.	42,867	29,956
Oxley Holdings Ltd. (a)	268,718	13,970
Pan-United Corp. Ltd.	53,750	25,731
Propnex Ltd.	15,400	13,106
PSC Corp. Ltd.	19,000	5,007
Q&M Dental Group Singapore Ltd.	50,160	11,009
QAF Ltd.	74,167	47,125
Raffles Medical Group Ltd.	178,511	132,110
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	11,900	8,228
SBS Transit Ltd.	25,600	55,404
Sheng Siong Group Ltd.	136,600	166,664
SHS Holdings Ltd.	47,000	3,988
SIA Engineering Co. Ltd.	55,200	89,526
SIIC Environment Holdings Ltd.	220,300	26,287
Sinarmas Land Ltd.	577,600	137,011
Sing Holdings Ltd.	82,000	20,875
Singapore Land Group Ltd.	20,800	30,673
Singapore Post Ltd.	233,200	106,553
Stamford Land Corp. Ltd.	220,201	58,912
StarHub Ltd.	117,100	102,659
Straits Trading Co. Ltd.	15,066	15,883
Swiber Holdings Ltd. (a) (b) (c)	235,498	0
Thomson Medical Group Ltd. (a)	328,600	11,251
Tuan Sing Holdings Ltd.	195,273	40,521
UMS Integration Ltd.	110,512	90,918
United Overseas Insurance Ltd.	4,000	23,395
UOB-Kay Hian Holdings Ltd.	108,229	148,040
Venture Corp. Ltd.	36,900	338,505
Vicom Ltd.	26,000	25,898
Wee Hur Holdings Ltd.	85,000	32,879
Wing Tai Holdings Ltd.	109,921	98,202
Yeo Hiap Seng Ltd.	20,155	8,880
		4,670,066
South Africa — 0.1%
Pan African Resources PLC	368,191	202,406
Scatec ASA (a)	10,806	81,382
		283,788
Spain — 2.8%
Acciona SA	2,171	284,291
Security Description	Shares	Value
Spain — (Continued)
Acerinox SA	35,335	$414,087
Aedas Homes SA	1,081	30,636
Almirall SA	16,880	179,258
Amper SA (a) (d)	302,851	47,405
Atresmedia Corp. de Medios de Comunicacion SA	20,967	117,502
Audax Renovables SA (a) (d)	19,316	31,090
Azkoyen SA	3,142	24,455
Banco de Sabadell SA	792,190	2,230,252
Bankinter SA (d)	86,095	957,901
Befesa SA (d)	8,263	229,151
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA (d)	9,232	225,432
Construcciones y Auxiliar de Ferrocarriles SA	4,120	181,256
Corp. ACCIONA Energias Renovables SA	1,088	20,008
Distribuidora Internacional de Alimentacion SA (a)	2,455	56,854
Ebro Foods SA (d)	11,143	201,886
eDreams ODIGEO SA (a) (d)	15,944	124,305
Elecnor SA (d)	7,760	145,884
Enagas SA (d)	48,444	698,095
Ence Energia y Celulosa SA (d)	27,064	92,031
Ercros SA	20,859	66,179
Faes Farma SA	75,595	320,983
Fluidra SA	14,698	345,200
Gestamp Automocion SA	22,065	61,977
Global Dominion Access SA (d)	22,659	67,634
Grenergy Renovables SA (a)	1,152	51,074
Grifols SA (a) (d)	27,748	247,218
Grupo Catalana Occidente SA	8,350	442,043
Grupo Empresarial San Jose SA	6,620	40,078
Iberpapel Gestion SA	1,150	25,244
Indra Sistemas SA (d)	18,663	542,905
Laboratorios Farmaceuticos Rovi SA	3,378	188,495
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	169,237	222,511
Logista Integral SA	12,114	385,045
Mapfre SA	131,862	406,138
Melia Hotels International SA	28,758	198,477
Miquel y Costas & Miquel SA	8,745	123,468
Neinor Homes SA (d)	4,915	71,902
Obrascon Huarte Lain SA (a)	65,449	23,678
Pharma Mar SA	2,214	194,921
Prim SA	3,013	32,655
Promotora de Informaciones SA - Class A (a)	83,921	34,286
Prosegur Cash SA	28,432	21,027
Realia Business SA	109,360	110,212
Redeia Corp. SA	654	13,133
Sacyr SA	106,374	371,478
Solaria Energia y Medio Ambiente SA (a) (d)	12,647	94,152
Talgo SA (a) (d)	23,239	85,857
Tecnicas Reunidas SA (a)	11,864	204,924
Tubacex SA	25,469	106,320
Unicaja Banco SA	219,086	406,211
Vidrala SA (d)	5,074	508,993
Viscofan SA (d)	8,797	607,702
Vocento SA	18,128	13,659
		12,927,558
BHFTII-101

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — 3.0%
AcadeMedia AB	21,250	$167,783
AddLife AB - Class B	13,922	200,936
Addnode Group AB	29,228	289,545
AFRY AB (d)	16,879	322,792
Alimak Group AB	13,678	180,250
Alleima AB (d)	21,516	180,461
Alligo AB - Class B	8,890	119,154
Ambea AB	8,960	97,709
Annehem Fastigheter AB - Class B (a)	11,788	18,244
AQ Group AB (d)	7,910	126,386
Arise AB	7,859	26,430
Arjo AB - B Shares	45,181	166,821
Atea ASA	14,965	184,497
Attendo AB	28,610	171,875
Beijer Alma AB (d)	13,132	255,201
Bergman & Beving AB (d)	8,455	244,401
Betsson AB - Class B	31,402	487,815
BHG Group AB (a)	26,427	61,305
Bilia AB - A Shares (d)	18,986	243,724
Billerud Aktiebolag	3,168	32,747
BioGaia AB - B Shares	5,025	55,137
BioInvent International AB (a) (d)	5,008	15,379
Bjorn Borg AB	2,344	12,168
Bonava AB - B Shares (a)	54,204	48,904
Boozt AB (a)	5,455	55,037
Bravida Holding AB	5,903	53,464
Bufab AB (d)	7,475	299,583
Bulten AB	4,294	27,134
Bure Equity AB	280	9,073
Byggmax Group AB	15,616	79,405
Catella AB	2,281	7,139
Catena AB	229	9,912
Cellavision AB	2,597	43,153
Cibus Nordic Real Estate AB publ (d)	5,146	75,823
Clas Ohlson AB - B Shares	12,314	285,405
Cloetta AB - B Shares	54,478	153,935
Coor Service Management Holding AB	17,845	61,793
Corem Property Group AB - Class B (d)	81,372	37,575
Corem Property Group AB - Class D	2,392	52,205
CTT Systems AB	466	9,721
Dios Fastigheter AB (a)	26,164	173,311
Dometic Group AB	13,630	58,215
Dustin Group AB (a)	75,208	29,228
Dynavox Group AB (a)	5,808	35,704
Eastnine AB (d)	18,468	74,703
Electrolux Professional AB - Class B	46,563	289,841
Elekta AB - B Shares	26,773	140,281
Eltel AB (a)	18,428	13,443
Enea AB (a)	4,082	33,361
Engcon AB	987	9,013
Ependion AB	7,843	108,083
Ework Group AB	2,864	38,241
Fagerhult Group AB	11,446	47,349
Fastighets AB Trianon (a)	3,988	7,542
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	4,614
FastPartner AB - Class A	10,644	56,251
Security Description	Shares	Value
Sweden — (Continued)
Ferronordic AB (a)	275	$1,328
FormPipe Software AB	2,450	6,359
G5 Entertainment AB	208	2,544
Granges AB	28,728	327,148
Hanza AB (d)	3,508	25,097
Heba Fastighets AB - Class B	15,224	40,163
Hexatronic Group AB (a) (d)	22,381	55,439
HMS Networks AB (d)	4,108	180,867
Hoist Finance AB (a)	15,167	106,707
Humana AB (a)	6,890	28,854
Instalco AB	38,975	120,061
INVISIO AB	3,480	133,375
Inwido AB	15,327	307,416
ITAB Shop Concept AB (d)	8,675	17,566
JM AB (d)	14,820	213,511
Karnov Group AB (a)	12,613	109,850
K-fast Holding AB (a)	15,798	19,749
KNOW IT AB (d)	6,021	91,346
Lime Technologies AB	1,613	52,714
Lindab International AB (d)	19,024	369,527
Loomis AB	5,762	233,646
Medcap AB (a)	1,308	44,832
MEKO AB	9,794	119,081
Modern Times Group MTG AB - Class B (a)	20,683	234,240
Momentum Group AB	8,155	128,278
NCAB Group AB	20,370	104,126
NCC AB - B Shares	17,089	324,570
Nederman Holding AB (d)	6,257	130,621
Net Insight AB - Class B (a)	74,697	34,517
New Wave Group AB - B Shares (d)	19,785	197,414
Nilorngruppen AB - B Shares	1,106	6,723
Nobia AB (a) (d)	160,896	55,770
Nolato AB - B Shares	47,680	270,740
Note AB (a)	2,362	40,376
NP3 Fastigheter AB (d)	8,038	188,254
Nyfosa AB (a)	37,968	330,974
OEM International AB - B Shares	21,824	298,392
Orron Energy AB (a)	9,493	4,360
Ovzon AB (a)	12,178	32,367
Peab AB - Class B	20,785	158,932
Platzer Fastigheter Holding AB - Class B (d)	13,164	98,011
Pricer AB - B Shares (a)	45,096	35,684
Proact IT Group AB	7,592	90,814
Ratos AB - B Shares (d)	55,922	179,683
RaySearch Laboratories AB	7,299	164,155
Rejlers AB	1,659	30,542
Rottneros AB (a)	26,936	16,249
Scandi Standard AB	11,281	90,502
Scandic Hotels Group AB (d)	33,911	251,821
Sdiptech AB - Class B (a)	4,249	78,138
Sedana Medical AB (a)	7,868	6,236
Sensys Gatso Group AB (a)	2,792	11,746
SkiStar AB	12,517	203,570
SmartCraft ASA (a)	5,113	12,908
Softronic AB - B Shares	3,875	8,801
Solid Forsakring AB	2,708	22,890
BHFTII-102

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Stendorren Fastigheter AB (a)	1,576	$29,886
Stillfront Group AB (a)	27,529	13,017
Storskogen Group AB - Class B	132,429	172,129
Swedish Logistic Property AB - Class B (a)	6,848	25,210
Synsam AB	5,068	22,552
Systemair AB	22,572	167,207
TF Bank AB (a)	690	23,427
Troax Group AB	11,127	193,890
Truecaller AB - Class B	13,719	93,174
VBG Group AB - B Shares	2,838	79,234
Vitec Software Group AB - B Shares (d)	5,020	273,946
Volati AB	1,043	11,412
		13,643,869
Switzerland — 8.1%
Accelleron Industries AG	19,429	899,255
Adecco Group AG (d)	29,277	880,223
Allreal Holding AG	3,375	701,436
ALSO Holding AG	1,288	351,507
APG SGA SA	390	96,238
Arbonia AG (a)	14,726	184,471
Aryzta AG (a)	216,521	480,522
Autoneum Holding AG (d)	728	95,595
Avolta AG	12,849	562,208
Baloise Holding AG	7,096	1,489,705
Banque Cantonale de Geneve	674	196,614
Banque Cantonale Vaudoise (d)	2,373	258,841
Barry Callebaut AG	65	86,213
Belimo Holding AG	2,298	1,410,726
Bell Food Group AG (d)	567	165,370
Bellevue Group AG	2,930	29,251
Berner Kantonalbank AG	1,195	328,436
BKW AG	107	18,775
Bossard Holding AG - Class A (d)	1,677	365,195
Bucher Industries AG	1,481	619,626
Burckhardt Compression Holding AG	663	447,920
Burkhalter Holding AG	555	65,779
Bystronic AG (d)	293	104,202
Calida Holding AG	115	2,340
Carlo Gavazzi Holding AG	124	27,918
Cembra Money Bank AG	6,735	759,805
Cicor Technologies Ltd. (a)	644	69,686
Cie Financiere Tradition SA	607	139,568
Clariant AG (d)	45,874	498,522
Coltene Holding AG	921	65,490
CPH Group AG	227	17,397
Daetwyler Holding AG	958	125,557
DKSH Holding AG	8,644	657,615
DocMorris AG (a) (d)	858	16,924
dormakaba Holding AG	654	488,675
EDAG Engineering Group AG	3,171	23,630
EFG International AG	22,539	334,877
Emmi AG	546	501,625
Feintool International Holding AG (d)	1,764	23,011
Fenix Outdoor International AG	1,091	67,058
Flughafen Zurich AG	4,428	1,051,906
Security Description	Shares	Value
Switzerland — (Continued)
Forbo Holding AG	248	$226,691
Fundamenta Real Estate AG	4,539	90,973
Galenica AG	11,231	1,010,354
GAM Holding AG (a)	30,739	3,100
Georg Fischer AG (d)	16,900	1,229,868
Helvetia Holding AG	5,641	1,169,815
Hiag Immobilien Holding AG	1,338	143,628
Huber & Suhner AG	3,998	335,488
Hypothekarbank Lenzburg AG	3	13,579
Implenia AG (d)	2,981	135,079
Ina Invest AG (a)	1,388	34,347
Inficon Holding AG (d)	418	438,625
International Workplace Group PLC	172,341	402,290
Interroll Holding AG	188	446,172
Intershop Holding AG	1,513	231,593
Investis Holding SA	421	55,943
Jungfraubahn Holding AG	970	209,198
Kardex Holding AG	1,805	479,349
Komax Holding AG (d)	767	87,233
Kongsberg Automotive ASA (a)	156,504	20,891
Kudelski SA (a)	13,221	19,019
Landis & Gyr Group AG	3,728	222,218
LEM Holding SA (d)	77	61,961
Luzerner Kantonalbank AG (d)	4,236	335,232
Medacta Group SA	1,178	169,211
Medmix AG	5,258	62,190
Meier Tobler Group AG (d)	1,369	50,673
Metall Zug AG - B Shares	53	65,712
Mikron Holding AG	2,145	42,343
Mobilezone Holding AG (d)	11,308	163,774
Mobimo Holding AG (a)	1,777	629,058
Naturenergie Holding AG	3,633	137,965
Novavest Real Estate AG	468	19,933
OC Oerlikon Corp. AG Pfaffikon (a) (d)	42,670	194,557
Orell Fuessli AG	331	35,046
Orior AG (d)	1,947	46,857
Phoenix Mecano AG	189	93,525
Plazza AG - Class A	222	91,077
PSP Swiss Property AG	9,913	1,548,743
Relief Therapeutics Holding AG (a)	1,520	3,999
Rieter Holding AG (d)	686	56,622
Romande Energie Holding SA (d)	2,775	133,802
Schweiter Technologies AG (d)	263	119,336
Schweizerische Nationalbank (a) (d)	5	19,755
SFS Group AG	4,417	556,864
Siegfried Holding AG (d)	976	1,003,974
SIG Group AG (d)	37,728	697,163
SKAN Group AG	495	38,973
St. Galler Kantonalbank AG	667	365,181
Stadler Rail AG (d)	4,535	106,368
Sulzer AG	5,136	873,062
Swiss Prime Site AG	15,738	1,932,692
Swissquote Group Holding SA	3,768	1,625,728
Tecan Group AG	223	42,381
Temenos AG	12,769	991,364
TX Group AG	822	166,257
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
u-blox Holding AG	1,545	$134,287
Valiant Holding AG	3,588	485,483
Vaudoise Assurances Holding SA	171	109,453
Vetropack Holding AG	2,053	65,213
Vontobel Holding AG	6,125	446,264
VZ Holding AG	3,926	749,919
V-ZUG Holding AG (a)	605	44,470
Walliser Kantonalbank	1,345	179,402
Warteck Invest AG (d)	65	142,560
Ypsomed Holding AG	859	331,833
Zehnder Group AG	2,450	138,921
Zug Estates Holding AG - B Shares (d)	83	197,018
Zuger Kantonalbank	45	442,572
		37,663,938
Taiwan — 0.0%
FIT Hon Teng Ltd. (a) (d)	80,000	24,986
Tanzania — 0.0%
Helios Towers PLC (a)	122,357	168,292
Turkey — 0.2%
Eldorado Gold Corp. (a)	51,016	857,564
United Kingdom — 10.8%
4imprint Group PLC	7,046	338,034
Aberdeen Group PLC (d)	151,455	303,214
Accesso Technology Group PLC (a)	2,402	13,917
Advanced Medical Solutions Group PLC	23,347	70,038
AG Barr PLC	25,774	204,843
AJ Bell PLC	59,750	314,946
Alfa Financial Software Holdings PLC	10,992	30,968
Allfunds Group PLC	2,273	13,005
Alliance Pharma PLC (a) (d)	95,282	78,881
Anglo-Eastern Plantations PLC	5,782	55,428
Anglogold Ashanti PLC (d)	21,855	811,258
AO World PLC (a)	30,384	37,737
Ashmore Group PLC	97,994	188,809
Ashtead Technology Holdings PLC (d)	8,590	59,055
ASOS PLC (a) (d)	1,729	6,523
Auction Technology Group PLC (a)	2,941	22,124
Avon Technologies PLC	2,862	53,454
Babcock International Group PLC	85,567	798,909
Bakkavor Group PLC	37,729	86,869
Balfour Beatty PLC	146,418	825,694
Beazley PLC	11,014	132,515
Begbies Traynor Group PLC (d)	20,686	26,454
Bellway PLC	26,462	817,073
Berkeley Group Holdings PLC	4,674	217,286
Bloomsbury Publishing PLC	25,388	193,396
Bodycote PLC	54,449	393,344
boohoo Group PLC (a) (d)	68,276	23,159
Braemar PLC	7,120	21,205
Breedon Group PLC	29,978	174,614
Bridgepoint Group PLC	24,482	101,820
Brooks Macdonald Group PLC	486	9,427
Bytes Technology Group PLC	49,945	313,543
Security Description	Shares	Value
United Kingdom — (Continued)
Capita PLC (a) (d)	283,718	$47,589
Capricorn Energy PLC	30,939	95,673
Card Factory PLC	88,270	95,184
Carr's Group PLC (d)	19,239	31,571
Castings PLC	2,870	9,385
Centaur Media PLC	92,526	32,920
Central Asia Metals PLC	24,699	51,808
Chemring Group PLC	60,304	290,445
Chesnara PLC	43,507	154,811
Clarkson PLC	7,539	331,751
Close Brothers Group PLC (a)	45,801	165,727
CMC Markets PLC	33,757	90,212
Coats Group PLC	319,324	326,170
Computacenter PLC	19,346	613,328
ConvaTec Group PLC	3,755	12,528
Costain Group PLC	36,313	49,255
Cranswick PLC	11,961	761,227
Crest Nicholson Holdings PLC (d)	70,590	155,261
Currys PLC (a)	250,394	282,619
CVS Group PLC	10,557	137,533
De La Rue PLC (a)	40,075	60,784
DFS Furniture PLC	51,390	83,387
Dialight PLC (a) (d)	5,140	7,961
Direct Line Insurance Group PLC	196,487	714,860
DiscoverIE Group PLC	15,588	109,493
Domino's Pizza Group PLC (d)	112,330	412,222
dotdigital group PLC	41,626	36,534
Dr. Martens PLC	56,127	37,096
Drax Group PLC	93,265	705,658
Dunelm Group PLC	26,326	303,045
easyJet PLC	5,538	31,783
Ecora Resources PLC	51,447	38,037
EKF Diagnostics Holdings PLC (a)	38,020	10,821
Elementis PLC	181,886	304,835
EnQuest PLC (a)	442,032	89,716
Epwin Group PLC	14,369	17,171
Essentra PLC	48,684	62,749
FDM Group Holdings PLC	17,695	57,344
Firstgroup PLC	155,442	313,174
Flowtech Fluidpower PLC	6,703	5,076
Foresight Group Holdings Ltd.	2,157	9,704
Forterra PLC (d)	53,770	119,776
Foxtons Group PLC	87,727	67,900
Frasers Group PLC (a) (d)	17,279	139,096
Frontier Developments PLC (a)	3,312	9,417
Fuller Smith & Turner PLC - Class A	9,279	63,308
Fund Technologies PLC (a) (d)	1,059	23,365
Funding Circle Holdings PLC (a)	10,326	14,954
Future PLC	7,488	72,807
Galliford Try Holdings PLC	37,648	170,822
Games Workshop Group PLC	4,706	853,061
Gamma Communications PLC	15,986	250,712
GB Group PLC	26,230	100,108
Genuit Group PLC	63,506	295,922
Genus PLC	1,323	31,889
Gooch & Housego PLC (d)	2,212	12,605
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Goodwin PLC	121	$10,057
Grafton Group PLC	47,357	529,191
Grainger PLC	194,038	510,343
Greggs PLC	23,857	535,629
Gym Group PLC (a)	49,004	83,270
H&T Group PLC	1,027	5,111
Halfords Group PLC	65,938	110,147
Harbour Energy PLC	84,724	229,870
Harworth Group PLC	10,757	23,971
Hays PLC	414,290	424,698
Headlam Group PLC	29,149	32,531
Helical PLC (REIT)	9,563	24,543
Henry Boot PLC	14,477	38,834
Hill & Smith PLC	24,855	563,679
Hilton Food Group PLC	17,879	190,634
Hiscox Ltd.	63,107	959,527
Hollywood Bowl Group PLC	35,798	125,099
Howden Joinery Group PLC	23,454	219,205
Hunting PLC	38,659	150,599
Ibstock PLC	119,250	262,378
IDOX PLC (a) (d)	75,537	56,657
IG Group Holdings PLC	57,306	706,568
IMI PLC	19,490	479,342
Impax Asset Management Group PLC	14,750	34,517
Inchcape PLC	81,447	706,622
Indivior PLC (a)	4,008	38,031
IntegraFin Holdings PLC	51,584	203,908
International Distribution Services PLC	142,451	667,946
International Personal Finance PLC	66,504	130,101
iomart Group PLC	16,833	6,687
IP Group PLC (a)	225,731	118,777
IQE PLC (a) (d)	81,184	11,680
ITV PLC	636,123	651,832
J D Wetherspoon PLC	15,164	109,190
James Fisher & Sons PLC (a)	15,436	61,435
James Halstead PLC	59,490	110,415
JET2 PLC	34,034	545,727
John Wood Group PLC (a) (d)	68,184	24,684
Johnson Matthey PLC	18,884	324,464
Johnson Service Group PLC	61,047	105,352
Jupiter Fund Management PLC	134,277	123,024
Just Eat Takeaway.com NV (a)	15,903	335,279
Just Group PLC	224,609	428,955
Kainos Group PLC	12,868	110,873
Keller Group PLC	22,197	394,887
Kier Group PLC	94,700	153,697
Kingfisher PLC	113,643	374,017
Kitwave Group PLC	3,724	11,892
Lancashire Holdings Ltd.	64,007	476,919
Liontrust Asset Management PLC	7,615	36,633
LSL Property Services PLC	14,072	49,330
Luceco PLC	31,684	53,702
M&C Saatchi PLC	3,677	7,927
Macfarlane Group PLC	5,811	7,622
Man Group PLC	307,539	788,177
Marshalls PLC	23,296	73,766
Security Description	Shares	Value
United Kingdom — (Continued)
Marston's PLC (a)	189,607	$84,019
McBride PLC (a)	63,975	116,034
Me Group International PLC	75,262	188,946
Mears Group PLC	28,244	141,887
Metro Bank Holdings PLC (a)	2,816	3,219
Midwich Group PLC	1,670	4,447
Mitchells & Butlers PLC (a)	73,046	199,938
Mitie Group PLC	350,687	522,527
MJ Gleeson PLC	13,112	79,700
Mobico Group PLC (a)	136,715	102,694
MONY Group PLC	130,662	338,422
Moonpig Group PLC	56,222	153,266
Morgan Advanced Materials PLC	75,004	197,896
Morgan Sindall Group PLC	14,007	599,123
Mortgage Advice Bureau Holdings Ltd.	6,665	64,894
MP Evans Group PLC	2,300	30,034
Naked Wines PLC (a)	1,427	1,593
NCC Group PLC (d)	81,808	147,751
Next 15 Group PLC	11,449	42,501
Nichols PLC (d)	950	15,841
Ninety One PLC	75,730	141,475
Norcros PLC	11,343	34,054
Ocado Group PLC (a)	9,493	34,783
Odfjell Technology Ltd.	4,274	18,591
On the Beach Group PLC	32,313	93,483
OSB Group PLC	88,586	493,748
Oxford Instruments PLC	6,476	145,732
Pagegroup PLC	72,665	287,361
Paragon Banking Group PLC	55,035	525,905
PayPoint PLC	18,072	146,101
Pennon Group PLC	106,594	615,872
Persimmon PLC	40,560	625,793
Pets at Home Group PLC	125,925	353,274
Pharos Energy PLC	50,968	14,140
Phoenix Spree Deutschland Ltd. (a)	665	1,410
Pinewood Technologies Group PLC	17,259	72,374
Playtech PLC (a)	73,270	658,434
Polar Capital Holdings PLC	16,568	91,528
Porvair PLC	8,570	75,667
PPHE Hotel Group Ltd.	3,290	50,916
Premier Foods PLC	171,283	406,997
PZ Cussons PLC	63,002	63,565
QinetiQ Group PLC	152,878	764,152
Quilter PLC	370,926	709,570
Rank Group PLC	54,017	57,027
Rathbones Group PLC	10,507	211,383
Reach PLC	93,037	85,660
Record PLC (d)	12,453	8,062
Renew Holdings PLC	9,893	84,983
Renewi PLC	23,089	255,272
Renold PLC	238	127
Ricardo PLC	13,452	43,671
Robert Walters PLC	16,356	49,661
Rotork PLC	194,648	790,330
RS Group PLC	58,984	429,403
RWS Holdings PLC	12,286	18,835
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
S&U PLC	1,188	$21,052
S4 Capital PLC (a) (d)	28,030	12,324
Sabre Insurance Group PLC	49,439	82,755
Saga PLC (a)	8,514	13,470
Savills PLC	32,771	405,053
Senior PLC	120,376	232,080
Serco Group PLC	282,288	575,653
Serica Energy PLC	47,039	81,325
Severfield PLC	100,890	25,536
SIG PLC (a) (d)	255,262	42,204
Sigmaroc PLC (a)	61,341	71,541
Smiths News PLC	20,535	14,200
Softcat PLC	30,193	617,520
Spectris PLC	7,718	233,250
Speedy Hire PLC	151,595	37,095
Spire Healthcare Group PLC	62,350	142,742
Spirent Communications PLC (a)	181,575	442,436
SSP Group PLC	175,333	341,708
SThree PLC	29,393	100,393
Studio Retail Group PLC (a) (b) (c)	17,439	0
STV Group PLC	7,194	15,308
Synthomer PLC (a)	30,557	46,334
Tate & Lyle PLC	97,547	652,463
Taylor Wimpey PLC	183,709	256,951
Team Internet Group PLC (d)	10,485	8,068
Telecom Plus PLC	16,220	364,647
Topps Tiles PLC	61,961	26,350
TORM PLC - Class A (d)	5,160	84,536
TP ICAP Group PLC	205,538	686,726
Trainline PLC (a)	20,223	71,055
Travis Perkins PLC	47,663	339,185
Treatt PLC	2,068	9,122
Trifast PLC	20,432	17,476
TT Electronics PLC	54,423	57,021
Vanquis Banking Group PLC	52,029	39,331
Vertu Motors PLC	46,012	31,383
Vesuvius PLC	59,631	300,320
Victorian Plumbing Group PLC	8,019	10,271
Victrex PLC	18,566	212,184
Videndum PLC (a)	14,491	16,899
Vistry Group PLC (a)	52,820	387,910
Volex PLC (d)	24,134	75,792
Volution Group PLC	34,155	237,818
Vp PLC	4,147	28,763
Watches of Switzerland Group PLC (a)	47,460	254,630
Watkin Jones PLC (a)	46,386	17,997
WH Smith PLC	29,003	381,635
Wickes Group PLC	69,111	159,275
Xaar PLC (a)	18,088	24,596
XPS Pensions Group PLC	15,758	76,427
Young & Co.'s Brewery PLC (d)	3,097	21,266
Young & Co.'s Brewery PLC - Class A	4,640	44,564
Zigup PLC	52,839	201,648
Zotefoams PLC	7,268	26,761
		49,830,802
Security Description	Shares	Value
United States — 1.0%
ADTRAN Holdings, Inc. (a)	6,835	$60,025
Alcoa Corp.	3,516	107,500
Bausch Health Cos., Inc. (a)	52,418	339,199
BRP, Inc. (d)	1,133	38,307
Burford Capital Ltd.	42,289	560,983
Coeur Mining, Inc. (a) (d)	31,383	185,787
Diversified Energy Co. PLC (d)	9,570	129,518
Energy Fuels, Inc. (a) (d)	7,296	27,023
Frontage Holdings Corp. (a)	58,000	9,109
MDA Space Ltd. (a)	16,664	318,330
Ormat Technologies, Inc.	1	39
Primo Brands Corp.	5,962	211,591
PureTech Health PLC (a) (d)	40,584	75,471
Qiagen NV (a)	310	12,447
REC Silicon ASA (a)	64,361	7,353
Reliance Worldwide Corp. Ltd.	176,413	495,255
RHI Magnesita NV (d)	1,193	47,024
Samsonite Group SA (d)	225,900	533,661
Signify NV	28,840	627,530
Sims Ltd.	41,211	376,834
Sinch AB (a)	77,098	162,594
TAT Technologies Ltd. (a)	533	14,607
TI Fluid Systems PLC	36,125	92,867
Varia U.S. Properties AG	1,203	29,238
Viemed Healthcare, Inc. (a)	5,284	38,468
		4,500,760
Total Common Stocks (Cost $434,784,717)		457,260,905

Preferred Stocks—0.4%
Germany — 0.4%
Draegerwerk AG & Co. KGaA	2,372	163,071
Einhell Germany AG	246	17,170
FUCHS SE	15,647	750,108
Jungheinrich AG	13,741	476,922
Sixt SE (d)	4,329	261,678
STO SE & Co. KGaA (d)	618	85,214
Villeroy & Boch AG	505	9,520
		1,763,683
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	121,789
Total Preferred Stocks (Cost $1,620,477)		1,885,472

Rights—0.0%
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Belgium — 0.0%
Elia Group SA (a) (d)	3,002	14,646
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Rights—(Continued)
Security Description	Shares/ Principal Amount*	Value

Hong Kong — 0.0%
CSI Properties Ltd. (a)	2,046,619	$2,630
Total Rights (Cost $0)		17,276

Warrants—0.0%
Australia — 0.0%
Galan Lithium Ltd., Expires 07/24/25 (a)	2,469	0
Panoramic Resources Ltd., Expires 09/16/24 (a) (b) (c)	39,049	0
Silver Mines Ltd., Expires 06/17/26 (a)	4,037	0
		0
Hong Kong — 0.0%
APAC Resources Ltd., Expires 12/15/27 (a)	18,831	482
CSI Properties Ltd., Expires 03/11/26 (a)	113,701	0
		482
Italy — 0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
Total Warrants (Cost $0)		482

Short-Term Investments—0.0%
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $173,753; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $177,218	173,737	173,737
Total Short-Term Investments (Cost $173,737)		173,737

Securities Lending Reinvestments (e)—8.1%
Time Deposit — 0.2%
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	823,374	823,374

Repurchase Agreements — 2.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $600,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $612,711	600,000	600,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $2,040,247	2,000,000	$2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $1,000,867; collateralized by various Common Stock with an aggregate market value of $1,115,103	1,000,000	1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $89,796; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $91,581	89,785	89,785
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $3,000,369; collateralized by various Common Stock with an aggregate market value of $3,300,406	3,000,000	3,000,000
		11,689,785

Mutual Funds — 5.4%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	1,000,000	1,000,000
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.260% (f)	1,749,583	$1,749,583
		24,749,583
Total Securities Lending Reinvestments (Cost $37,262,742)		37,262,742
Total Investments—107.4% (Cost $473,841,673)		496,600,614
Other assets and liabilities (net)—(7.4)%		(34,306,627)
Net Assets—100.0%		$462,293,987

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $85,359,772 and the collateral received consisted of cash in the amount of

$37,262,742 and non-cash collateral with a value of $54,753,731. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Machinery	6.7
Metals & Mining	6.6
Banks	6.2
Real Estate Management & Development	4.2
Capital Markets	4.1
Chemicals	3.7
Oil, Gas & Consumable Fuels	3.6
Construction & Engineering	3.4
Food Products	3.4
Insurance	3.2
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$769,174	$27,864,022	$249,336	$28,882,532
Austria	—	7,171,495	0	7,171,495
Belgium	1,197	6,507,827	0	6,509,024
Bermuda	—	17,996	—	17,996
Brazil	172,386	334,450	—	506,836
Burkina Faso	739,810	—	—	739,810
Cambodia	—	112,102	—	112,102
Canada	43,981,172	231,501	1	44,212,674
China	549,063	553,793	—	1,102,856
Colombia	118,419	—	—	118,419
Cyprus	—	21,780	—	21,780
Denmark	—	13,222,283	—	13,222,283
Faeroe Islands	—	27,528	—	27,528
Finland	—	12,272,490	—	12,272,490
France	24,736	23,794,274	0	23,819,010
Georgia	—	1,223,093	—	1,223,093
Germany	—	26,828,441	—	26,828,441
Ghana	—	72,263	—	72,263
Greece	—	42,847	—	42,847
Greenland	—	15,524	—	15,524
Guernsey, Channel Islands	—	—	0	0
Hong Kong	329,732	7,903,840	23,672	8,257,244
Indonesia	14,588	717,173	—	731,761
Iraq	—	152,775	—	152,775
Ireland	—	1,868,834	—	1,868,834
Isle of Man	—	24,758	—	24,758
Israel	96,810	6,084,359	—	6,181,169
Italy	—	21,241,067	0	21,241,067
Ivory Coast	676,293	—	—	676,293
BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Japan	$—	$109,320,603	$—	$109,320,603
Jersey, Channel Islands	—	18,685	—	18,685
Jordan	—	446,074	—	446,074
Liechtenstein	—	356,151	—	356,151
Luxembourg	—	899,892	—	899,892
Macau	—	172,442	—	172,442
Malaysia	—	45,103	—	45,103
Mongolia	—	43,868	—	43,868
Netherlands	50,320	7,678,770	0	7,729,090
New Zealand	—	1,420,271	40,684	1,460,955
Nigeria	—	113,443	—	113,443
Norway	—	2,866,692	—	2,866,692
Peru	—	328,619	—	328,619
Philippines	—	4,102	—	4,102
Poland	—	241,682	—	241,682
Portugal	—	2,588,977	—	2,588,977
Singapore	16,046	4,654,018	2	4,670,066
South Africa	—	283,788	—	283,788
Spain	—	12,927,558	0	12,927,558
Sweden	—	13,643,869	—	13,643,869
Switzerland	—	37,663,938	—	37,663,938
Taiwan	—	24,986	—	24,986
Tanzania	—	168,292	—	168,292
Turkey	857,564	—	—	857,564
United Kingdom	811,258	49,019,544	0	49,830,802
United States	1,171,152	3,329,608	—	4,500,760
Total Common Stocks	50,379,720	406,567,490	313,695	457,260,905
Total Preferred Stocks*	—	1,885,472	—	1,885,472
Rights
Austria	—	—	0	0
Belgium	14,646	—	—	14,646
Hong Kong	2,630	—	—	2,630
Total Rights	17,276	—	0	17,276
Warrants
Australia	—	0	0	0
Hong Kong	482	—	—	482
Italy	—	0	—	0
Total Warrants	482	0	0	482
Total Short-Term Investments*	—	173,737	—	173,737
Securities Lending Reinvestments
Time Deposit	—	823,374	—	823,374
Repurchase Agreements	—	11,689,785	—	11,689,785
Mutual Funds	24,749,583	—	—	24,749,583
Total Securities Lending Reinvestments	24,749,583	12,513,159	—	37,262,742
Total Investments	$75,147,061	$421,139,858	$313,695	$496,600,614
Collateral for Securities Loaned (Liability)	$—	$(37,262,742)	$—	$(37,262,742)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
During the period ended March 31, 2025, transfers into Level 3 in the amount of $279,582 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—58.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
Boeing Co. (a)	20,547	$3,504,291
General Dynamics Corp.	3,292	897,333
Northrop Grumman Corp.	3,280	1,679,393
RTX Corp.	13,943	1,846,890
StandardAero, Inc. (a)	36,516	972,786
		8,900,693
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	33,031	3,382,374
Automobile Components — 0.2%
Goodyear Tire & Rubber Co. (a)	57,641	532,603
Modine Manufacturing Co. (a)	15,255	1,170,821
		1,703,424
Automobiles — 0.4%
Tesla, Inc. (a)	16,769	4,345,854
Banks — 2.1%
Bank of America Corp.	16,455	686,667
JPMorgan Chase & Co.	13,600	3,336,080
Wells Fargo & Co.	281,123	20,181,820
		24,204,567
Beverages — 0.2%
Coca-Cola Co.	26,221	1,877,948
Monster Beverage Corp. (a)	11,308	661,744
		2,539,692
Biotechnology — 1.3%
AbbVie, Inc.	15,470	3,241,274
Akero Therapeutics, Inc. (a)	3,873	156,779
Alnylam Pharmaceuticals, Inc. (a)	1,482	400,170
Ascendis Pharma AS (ADR) (a)	1,987	309,694
Avidity Biosciences, Inc. (a)	11,566	341,428
Blueprint Medicines Corp. (a)	1,975	174,807
Cytokinetics, Inc. (a) (b)	27,387	1,100,684
Gilead Sciences, Inc.	20,284	2,272,822
Merus NV (a)	5,750	242,017
Metsera, Inc. (a) (b)	5,900	160,598
Newamsterdam Pharma Co. NV (a)	24,800	507,656
PTC Therapeutics, Inc. (a)	4,055	206,643
Revolution Medicines, Inc. (a)	9,660	341,578
Sarepta Therapeutics, Inc. (a)	2,105	134,341
Scholar Rock Holding Corp. (a) (b)	6,298	202,481
Ultragenyx Pharmaceutical, Inc. (a)	5,726	207,338
United Therapeutics Corp. (a)	4,245	1,308,606
Vaxcyte, Inc. (a) (b)	4,477	169,052
Vertex Pharmaceuticals, Inc. (a)	5,945	2,882,255
		14,360,223
Broadline Retail — 2.7%
Amazon.com, Inc. (a)	162,103	30,841,717
Building Products — 0.3%
AZEK Co., Inc. (a)	37,168	1,817,144
Security Description	Shares	Value
Building Products—(Continued)
Builders FirstSource, Inc. (a)	2,783	$347,708
Fortune Brands Innovations, Inc.	5,521	336,118
Johnson Controls International PLC	5,711	457,508
		2,958,478
Capital Markets — 1.2%
ARES Management Corp. - Class A	19,807	2,903,904
Intercontinental Exchange, Inc.	28,900	4,985,250
KKR & Co., Inc.	52,122	6,025,825
		13,914,979
Chemicals — 1.1%
Cabot Corp.	10,521	874,716
Celanese Corp.	17,075	969,348
FMC Corp.	28,391	1,197,816
Ingevity Corp. (a)	11,171	442,260
Linde PLC	12,757	5,940,170
PPG Industries, Inc.	27,075	2,960,651
		12,384,961
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. (a)	24,481	4,825,205
Waste Connections, Inc.	8,916	1,740,314
		6,565,519
Construction & Engineering — 0.1%
Fluor Corp. (a)	36,796	1,318,033
Construction Materials — 0.2%
James Hardie Industries PLC (ADR) (a)	76,920	1,812,235
Consumer Finance — 0.8%
American Express Co.	34,083	9,170,031
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc. (b)	5,003	2,171,502
Costco Wholesale Corp.	2,952	2,791,943
Kroger Co.	41,560	2,813,197
Performance Food Group Co. (a)	9,572	752,646
U.S. Foods Holding Corp. (a)	87,553	5,731,219
Walmart, Inc.	41,085	3,606,852
		17,867,359
Distributors — 0.2%
Pool Corp. (b)	8,708	2,772,192
Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,114	4,711,067
NextEra Energy, Inc.	21,427	1,518,960
PG&E Corp.	291,731	5,011,938
		11,241,965
Electrical Equipment — 0.2%
Vertiv Holdings Co. - Class A	24,462	1,766,156
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp. (a)	65,928	$4,281,364
Flex Ltd. (a)	86,652	2,866,448
		7,147,812
Entertainment — 0.7%
Netflix, Inc. (a)	8,138	7,588,929
Spotify Technology SA (a)	1,269	697,988
		8,286,917
Financial Services — 3.6%
Berkshire Hathaway, Inc. - Class B (a)	29,409	15,662,645
Corebridge Financial, Inc.	58,278	1,839,837
Equitable Holdings, Inc.	45,121	2,350,353
Mastercard, Inc. - Class A	37,384	20,490,918
		40,343,753
Food Products — 0.1%
Freshpet, Inc. (a) (b)	17,092	1,421,542
Gas Utilities — 0.3%
Atmos Energy Corp. (b)	25,221	3,898,662
Ground Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	68,090	2,961,234
Uber Technologies, Inc. (a)	167,605	12,211,700
		15,172,934
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	8,881	1,178,065
Align Technology, Inc. (a)	2,939	466,890
Boston Scientific Corp. (a)	53,298	5,376,702
Edwards Lifesciences Corp. (a)	64,157	4,650,099
Intuitive Surgical, Inc. (a)	9,231	4,571,837
		16,243,593
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. (a) (b)	20,449	620,014
agilon health, Inc. (a)	194,499	842,181
Cencora, Inc.	13,703	3,810,667
Centene Corp. (a)	11,841	718,867
Elevance Health, Inc.	2,517	1,094,794
HCA Healthcare, Inc.	5,406	1,868,043
Humana, Inc.	5,088	1,346,285
Molina Healthcare, Inc. (a) (b)	1,899	625,512
UnitedHealth Group, Inc.	19,098	10,002,577
		20,928,940
Health Care REITs — 0.4%
Welltower, Inc. (b)	30,727	4,707,684
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	7,677	701,985
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. - Class A (a)	16,017	1,913,391
Chipotle Mexican Grill, Inc. (a)	48,166	2,418,415
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Domino's Pizza, Inc.	5,705	$2,621,162
Flutter Entertainment PLC (a)	6,109	1,353,449
Hyatt Hotels Corp. - Class A	30,947	3,791,008
Royal Caribbean Cruises Ltd. (b)	9,264	1,903,196
Starbucks Corp.	35,878	3,519,273
		17,519,894
Household Durables — 0.3%
Champion Homes, Inc. (a)	14,083	1,334,505
DR Horton, Inc.	7,532	957,543
Lennar Corp. - Class A	5,923	679,842
		2,971,890
Household Products — 0.5%
Church & Dwight Co., Inc.	3,820	420,544
Procter & Gamble Co.	31,534	5,374,024
		5,794,568
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	13,366	1,569,703
Insurance — 1.4%
American International Group, Inc.	67,028	5,827,414
Arch Capital Group Ltd.	17,170	1,651,411
Assured Guaranty Ltd.	20,045	1,765,964
Everest Group Ltd.	7,405	2,690,459
Hamilton Insurance Group Ltd. - Class B (a)	44,365	919,686
Marsh & McLennan Cos., Inc.	10,164	2,480,321
SiriusPoint Ltd. (a)	58,054	1,003,754
		16,339,009
Interactive Media & Services — 2.2%
Alphabet, Inc. - Class A	126,830	19,612,991
Meta Platforms, Inc. - Class A	8,446	4,867,937
		24,480,928
IT Services — 0.3%
MongoDB, Inc. (a)	19,377	3,398,726
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	18,782	2,197,119
Danaher Corp.	16,076	3,295,580
ICON PLC (a)	6,667	1,166,658
		6,659,357
Machinery — 0.7%
Deere & Co.	4,391	2,060,916
Fortive Corp.	16,537	1,210,177
IDEX Corp.	12,970	2,347,181
Middleby Corp. (a) (b)	14,596	2,218,300
		7,836,574
Media — 0.3%
New York Times Co. - Class A	37,473	1,858,661
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
Omnicom Group, Inc.	16,679	$1,382,856
		3,241,517
Metals & Mining — 0.1%
Nucor Corp.	11,168	1,343,957
Multi-Utilities — 0.3%
Sempra	41,279	2,945,669
Oil, Gas & Consumable Fuels — 2.6%
EQT Corp.	34,953	1,867,539
Exxon Mobil Corp.	112,963	13,434,689
Marathon Petroleum Corp.	19,930	2,903,602
Shell PLC (ADR)	98,471	7,215,955
Targa Resources Corp.	21,980	4,406,331
		29,828,116
Personal Care Products — 0.6%
BellRing Brands, Inc. (a)	39,071	2,909,227
elf Beauty, Inc. (a) (b)	4,109	258,004
Unilever PLC (ADR)	69,204	4,121,098
		7,288,329
Pharmaceuticals — 2.7%
AstraZeneca PLC (ADR)	30,840	2,266,740
Eli Lilly & Co.	14,016	11,575,955
GSK PLC (ADR) (b)	39,572	1,533,019
Haleon PLC (ADR) (b)	393,383	4,047,911
Johnson & Johnson	20,655	3,425,425
Merck & Co., Inc.	64,302	5,771,747
Novo Nordisk AS (ADR) (b)	15,714	1,091,180
Structure Therapeutics, Inc. (ADR) (a) (b)	23,077	399,463
Verona Pharma PLC (ADR) (a) (b)	7,783	494,143
		30,605,583
Professional Services — 0.1%
KBR, Inc.	18,022	897,676
Residential REITs — 0.2%
Camden Property Trust	19,803	2,421,907
Semiconductors & Semiconductor Equipment — 6.2%
Broadcom, Inc.	94,077	15,751,312
Enphase Energy, Inc. (a)	20,378	1,264,455
First Solar, Inc. (a)	8,050	1,017,761
KLA Corp.	7,267	4,940,107
MKS Instruments, Inc.	35,256	2,825,768
NVIDIA Corp.	368,907	39,982,141
NXP Semiconductors NV	23,379	4,443,413
		70,224,957
Software — 6.4%
Atlassian Corp. - Class A (a)	13,538	2,872,899
HubSpot, Inc. (a)	4,904	2,801,606
Intuit, Inc.	9,702	5,956,931
Microsoft Corp.	101,682	38,170,406
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Palantir Technologies, Inc. - Class A (a) (b)	6,924	$584,386
SAP SE (ADR) (b)	16,969	4,555,158
ServiceNow, Inc. (a)	7,886	6,278,360
Synopsys, Inc. (a)	14,206	6,092,243
Zscaler, Inc. (a)	22,480	4,460,482
		71,772,471
Specialized REITs — 0.3%
Equinix, Inc.	3,714	3,028,210
Millrose Properties, Inc. (a)	2,934	77,780
		3,105,990
Specialty Retail — 0.6%
O'Reilly Automotive, Inc. (a)	2,548	3,650,214
TJX Cos., Inc.	27,491	3,348,404
		6,998,618
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	172,628	38,345,858
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp. (a)	3,702	413,921
Tobacco — 0.4%
Philip Morris International, Inc.	30,131	4,782,694
Trading Companies & Distributors — 0.2%
WESCO International, Inc.	12,337	1,915,936
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	36,018	9,606,361
Total Common Stocks (Cost $598,736,457)		663,214,483

U.S. Treasury & Government Agencies—27.6%
Agency Sponsored Mortgage-Backed — 16.0%
Federal Home Loan Mortgage Corp.
2.000%, 05/01/36	306,732	279,541
2.000%, 06/01/36	103,554	94,259
2.000%, 12/01/40	64,309	54,997
2.000%, 05/01/41	428,104	365,654
2.000%, 12/01/41	460,381	392,448
2.000%, 09/01/50	202,057	162,787
2.000%, 10/01/50	392,946	315,238
2.000%, 02/01/51	590,526	473,311
2.000%, 03/01/51	1,885,039	1,510,460
2.000%, 04/01/51	686,332	549,212
2.000%, 05/01/51	367,909	297,317
2.000%, 08/01/51	154,612	123,986
2.000%, 11/01/51	155,709	125,309
2.000%, 04/01/52	615,807	496,472
2.500%, 05/01/50	203,953	172,421
2.500%, 06/01/50	254,702	214,984
2.500%, 07/01/50	1,452,605	1,226,113
2.500%, 09/01/50	402,698	340,223
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 11/01/50	440,143	$370,169
2.500%, 02/01/51	134,421	114,068
2.500%, 03/01/51	340,931	285,016
2.500%, 05/01/51	169,578	142,641
2.500%, 07/01/51	170,076	143,047
2.500%, 08/01/51	130,755	109,663
2.500%, 10/01/51	258,407	217,079
2.500%, 04/01/52	847,727	709,557
3.000%, 07/01/28	93,401	91,621
3.000%, 08/01/29	56,251	55,032
3.000%, 10/01/32	145,921	140,884
3.000%, 04/01/33	150,391	145,438
3.000%, 11/01/36	317,759	297,849
3.000%, 01/01/37	210,487	197,221
3.000%, 12/01/44	4,223	3,778
3.000%, 08/01/46	373,554	331,672
3.000%, 10/01/46	381,550	338,410
3.000%, 11/01/46	844,484	749,137
3.000%, 12/01/46	247,256	219,374
3.000%, 01/01/47	235,032	208,195
3.000%, 07/01/50	162,561	142,688
3.000%, 08/01/51	64,712	56,627
3.000%, 05/01/52	258,937	226,706
3.500%, 08/01/34	162,160	157,264
3.500%, 08/01/42	44,193	41,246
3.500%, 11/01/42	57,920	54,057
3.500%, 06/01/46	41,146	38,009
3.500%, 10/01/47	225,761	206,442
3.500%, 12/01/47	91,785	84,030
3.500%, 03/01/48	211,922	195,245
3.500%, 12/01/48	139,576	127,444
4.000%, 05/01/42	189,257	182,269
4.000%, 08/01/42	52,707	50,700
4.000%, 09/01/42	69,311	66,687
4.000%, 07/01/44	3,267	3,208
4.000%, 02/01/46	55,270	52,405
4.000%, 04/01/47	31,106	29,737
4.000%, 09/01/48	29,587	27,926
4.000%, 04/01/49	571,120	537,703
4.000%, 05/01/49	114,821	108,816
4.000%, 07/01/49	432,984	410,761
4.500%, 09/01/43	32,847	32,155
4.500%, 11/01/43	257,107	252,057
5.000%, 05/01/39	2,360	2,370
5.000%, 06/01/41	170,110	171,749
5.000%, 09/01/52	566,789	557,283
5.000%, 11/01/52	287,578	283,060
5.000%, 12/01/52	321,331	315,859
5.000%, 01/01/53	3,073,312	3,020,182
5.000%, 04/01/53	230,938	227,875
5.500%, 07/01/33	30,324	30,818
5.500%, 12/01/37	952,667	968,531
5.500%, 04/01/39	14,305	14,566
5.500%, 06/01/41	53,302	54,319
5.500%, 02/01/53	510,223	511,919
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 09/01/54	1,192,851	$1,191,595
5.500%, 10/01/54	97,839	97,736
5.500%, 12/01/54	1,124,102	1,122,919
6.000%, 11/01/52	270,598	275,869
6.000%, 12/01/52	309,675	317,111
6.000%, 03/01/53	161,960	166,624
6.000%, 06/01/54	1,640,052	1,669,674
6.000%, 08/01/54	1,057,619	1,076,585
6.775%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	3,241	3,304
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.370%, 12/25/33 (c) (d)	1,466,131	44,209
0.591%, 03/25/27 (c) (d)	3,852,877	37,411
0.614%, 10/25/26 (c) (d)	1,002,157	8,099
0.731%, 06/25/27 (c) (d)	2,271,206	29,427
0.873%, 11/25/30 (c) (d)	948,547	37,611
1.018%, 10/25/30 (c) (d)	1,631,859	72,806
1.111%, 01/25/30 (c) (d)	2,412,456	105,339
1.114%, 06/25/30 (c) (d)	3,021,337	145,680
1.431%, 05/25/30 (c) (d)	2,338,873	140,338
1.568%, 05/25/30 (c) (d)	1,471,468	96,725
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (e)	6,620	5,499
1.000%, 02/25/51	436,057	374,103
1.750%, 10/15/42	115,133	99,716
2.000%, 07/25/50	121,198	105,600
2.500%, 05/15/28 (d)	23,354	613
2.500%, 06/25/50 (d)	684,585	97,460
2.500%, 03/25/52	399,531	354,176
3.000%, 03/15/28 (d)	43,444	1,263
3.000%, 05/15/32 (d)	7,573	48
3.000%, 03/15/33 (d)	47,772	3,499
3.000%, 03/25/40	500,000	438,855
3.000%, 12/25/49 (d)	697,640	120,795
3.000%, 09/25/51 (d)	624,964	103,436
3.250%, 11/15/41	72,089	67,039
3.500%, 09/15/26 (d)	5,881	102
3.500%, 03/15/27 (d)	2,770	19
3.500%, 03/15/41 (d)	21,003	490
3.500%, 10/15/45	104,229	96,299
3.500%, 12/15/46	236,330	217,998
4.000%, 07/15/27 (d)	4,868	102
4.000%, 03/15/28 (d)	8,646	117
4.000%, 06/15/28 (d)	6,086	104
4.000%, 07/15/30 (d)	44,166	2,435
4.000%, 05/25/40 (d)	256,324	36,229
4.000%, 09/15/41	282,152	273,555
4.000%, 03/25/45 (d)	525,175	95,049
4.750%, 07/15/39	153,845	154,398
5.000%, 09/15/33 (d)	64,278	8,766
5.000%, 02/15/48 (d)	98,453	19,746
5.500%, 08/15/33	16,960	17,478
5.500%, 07/15/36	37,609	39,160
5.500%, 06/15/46	52,479	54,657
6.500%, 07/15/36	37,873	39,304
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
6.500%, 04/15/39 (d)	222,774	$42,778
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	420,720	345,535
3.500%, 11/25/57	365,126	341,912
3.500%, 03/25/58	691,825	616,343
3.500%, 07/25/58	1,011,110	938,731
3.500%, 08/25/58	198,507	182,589
3.500%, 10/25/58	754,252	680,935
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.240%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	359,000	369,058
7.690%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	495,000	514,015
7.690%, SOFR30A + 3.350%, 06/25/43 (144A) (c)	1,000,000	1,044,923
7.740%, SOFR30A + 3.400%, 10/25/41 (144A) (c)	450,000	460,878
7.840%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	1,002,621
7.890%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	161,753
7.990%, SOFR30A + 3.650%, 11/25/41 (144A) (c)	426,000	438,821
8.040%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	446,874
8.340%, SOFR30A + 4.000%, 07/25/42 (144A) (c)	380,000	400,565
8.840%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	637,128
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	1,973,444	111,632
2.000%, 06/15/52 (d)	886,243	113,739
2.500%, 03/15/52 (d)	662,050	100,416
2.500%, 08/25/52 (d)	783,184	121,083
Federal National Mortgage Association
1.500%, 09/01/51	1,824,125	1,381,325
2.000%, 05/01/36	348,668	317,577
2.000%, 06/01/36	504,195	459,141
2.000%, 08/01/36	338,817	308,401
2.000%, 09/01/40	247,202	216,067
2.000%, 12/01/40	930,964	795,865
2.000%, 04/01/41	280,740	239,818
2.000%, 05/01/41	88,993	76,022
2.000%, 10/01/41	341,015	290,405
2.000%, 02/01/42	216,305	184,843
2.000%, 08/01/50	200,620	160,798
2.000%, 12/01/50	548,097	439,621
2.000%, 01/01/51	301,974	245,938
2.000%, 02/01/51	1,826,198	1,463,302
2.000%, 03/01/51	3,042,438	2,434,798
2.000%, 04/01/51	3,268,353	2,613,078
2.000%, 05/01/51	1,136,494	907,929
2.000%, 07/01/51	497,642	400,058
2.250%, 04/01/33	200,057	170,544
2.500%, 06/01/40	566,117	505,033
2.500%, 04/01/50	221,872	186,653
2.500%, 06/01/50	252,771	212,810
2.500%, 07/01/50	42,436	35,618
2.500%, 09/01/50	399,222	335,325
2.500%, 10/01/50	669,615	566,120
2.500%, 01/01/51	288,632	243,454
2.500%, 05/01/51	4,751,376	4,004,768
2.500%, 06/01/51	567,975	474,793
2.500%, 07/01/51	329,687	277,318
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 08/01/51	173,111	$146,553
2.500%, 09/01/51	209,056	175,437
2.500%, 10/01/51	1,533,512	1,285,304
2.500%, 11/01/51	3,048,950	2,574,853
2.500%, 12/01/51	375,558	317,016
2.500%, 01/01/52	371,186	312,264
2.500%, 03/01/52	558,151	467,263
2.500%, 04/01/52	382,503	320,606
2.500%, 01/01/57	502,102	417,771
3.000%, 07/01/28	178,198	174,734
3.000%, 02/01/31	33,101	32,168
3.000%, 08/01/33	102,923	99,524
3.000%, 03/01/37	246,701	232,851
3.000%, 02/01/43	283,163	254,855
3.000%, 03/01/43	354,150	318,611
3.000%, 04/01/43	350,220	315,105
3.000%, 05/01/43	905,828	814,702
3.000%, 06/01/43	510,538	462,060
3.000%, 12/01/49	40,129	35,270
3.000%, 02/01/50	172,577	152,199
3.000%, 08/01/50	598,802	523,712
3.000%, 10/01/50	247,817	216,177
3.000%, 12/01/50	343,957	300,096
3.000%, 04/01/51	128,008	111,644
3.000%, 05/01/51	309,338	273,781
3.000%, 06/01/51	67,605	59,159
3.000%, 07/01/51	84,833	74,303
3.000%, 08/01/51	161,881	142,129
3.000%, 10/01/51	194,369	170,096
3.000%, 11/01/51	857,717	748,673
3.000%, 12/01/51	472,532	413,145
3.000%, 01/01/52	223,817	195,127
3.000%, 04/01/52	223,730	195,540
3.000%, 05/01/52	332,304	290,415
3.500%, 03/01/43	11,497	10,717
3.500%, 05/01/43	29,084	27,109
3.500%, 07/01/43	59,236	55,214
3.500%, 08/01/43	577,882	537,340
3.500%, 10/01/44	106,635	99,040
3.500%, 02/01/45	109,444	101,298
3.500%, 01/01/46	126,624	116,935
3.500%, 03/01/46	91,927	85,024
3.500%, 09/01/46	181,355	166,332
3.500%, 10/01/46	79,985	73,400
3.500%, 11/01/46	78,835	72,569
3.500%, 12/01/46	456,595	425,582
3.500%, 05/01/47	161,358	148,658
3.500%, 09/01/47	350,162	320,412
3.500%, 12/01/47	48,959	45,118
3.500%, 01/01/48	200,076	182,666
3.500%, 02/01/48	839,963	774,612
3.500%, 07/01/48	249,379	229,441
3.500%, 11/01/48	52,353	47,821
3.500%, 04/01/52	540,216	492,338
3.500%, 09/01/57	842,485	758,015
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.500%, 05/01/58	485,857	$437,143
4.000%, 04/01/26	1,064	1,058
4.000%, 02/01/29	9,932	9,889
4.000%, 10/01/40	230,240	221,460
4.000%, 11/01/40	88,889	85,508
4.000%, 12/01/40	65,354	62,862
4.000%, 02/01/41	30,749	29,577
4.000%, 03/01/41	83,798	80,603
4.000%, 06/01/41	258,878	250,305
4.000%, 08/01/42	43,734	41,993
4.000%, 09/01/42	85,853	82,534
4.000%, 03/01/45	9,903	9,390
4.000%, 07/01/45	67,365	64,007
4.000%, 03/01/46	65,931	62,810
4.000%, 05/01/46	19,374	18,334
4.000%, 06/01/46	82,296	77,871
4.000%, 04/01/47	86,305	81,782
4.000%, 10/01/47	343,072	324,164
4.000%, 06/01/48	644,227	606,781
4.000%, 09/01/48	109,940	103,566
4.000%, 01/01/49	374,567	353,890
4.000%, 04/01/49	751,295	704,241
4.000%, 08/01/49	28,476	27,128
4.000%, 04/01/50	513,125	483,362
4.000%, 08/01/51	83,485	80,086
4.000%, 06/01/52	332,760	311,960
4.390%, 04/01/29	649,470	650,763
4.500%, 07/01/25	91	91
4.500%, 06/01/26	4,948	4,936
4.500%, 12/01/37	225,097	224,176
4.500%, 10/01/40	173,554	171,342
4.500%, 09/01/41	20,157	19,875
4.500%, 10/01/41	88,497	87,296
4.500%, 08/01/42	29,323	28,913
4.500%, 09/01/43	396,278	387,698
4.500%, 10/01/43	70,185	68,401
4.500%, 12/01/43	57,589	56,386
4.500%, 01/01/44	133,780	130,843
4.500%, 04/01/49	113,959	110,755
4.500%, 01/01/51	526,098	504,048
4.750%, 04/01/28	95,000	96,157
5.000%, 07/01/41	13,710	13,825
5.000%, 08/01/41	6,783	6,842
5.000%, 09/01/52	552,409	543,287
5.000%, 10/01/52	1,056,606	1,040,083
5.000%, 11/01/52	1,303,481	1,281,343
5.000%, 04/01/53	993,953	976,247
5.065%, 12/01/28	490,000	502,548
5.500%, 08/01/28	8,715	8,840
5.500%, 04/01/33	12,162	12,364
5.500%, 08/01/37	74,253	75,600
5.500%, 04/01/41	6,876	6,987
5.500%, 10/01/52	304,035	305,406
5.500%, 11/01/52	905,310	908,563
5.500%, 12/01/52	1,025,586	1,027,749
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 06/01/53	518,173	$519,267
5.500%, 11/01/53	271,585	271,299
5.500%, 08/01/54	593,495	592,870
6.000%, 03/01/28	127	129
6.000%, 02/01/34	50,548	52,335
6.000%, 08/01/34	26,697	27,604
6.000%, 04/01/35	224,248	231,337
6.000%, 02/01/38	16,180	16,873
6.000%, 03/01/38	7,272	7,583
6.000%, 05/01/38	19,479	20,314
6.000%, 10/01/38	5,310	5,522
6.000%, 12/01/38	7,522	7,844
6.000%, 05/01/53	328,459	338,099
6.000%, 01/01/54	564,015	573,394
6.000%, 02/01/54	911,423	926,667
6.000%, 09/01/54	354,905	361,971
6.500%, 05/01/40	133,053	138,377
6.625%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	3,164	3,245
6.755%, 1Y RFUCCT + 1.755%, 12/01/40 (c)	1,093	1,115
7.191%, 1Y RFUCCT + 1.774%, 06/01/41 (c)	16,244	16,690
7.378%, 1Y RFUCCT + 1.821%, 09/01/41 (c)	16,150	16,768
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.140%, SOFR30A + 1.800%, 02/25/44 (144A) (c)	190,000	190,275
6.604%, SOFR30A + 2.264%, 11/25/39 (144A) (c)	20,643	20,686
7.440%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	174,400	177,288
7.490%, SOFR30A + 3.150%, 12/25/41 (144A) (c)	405,000	414,186
8.004%, SOFR30A + 3.664%, 07/25/29 (c)	99,584	102,145
8.804%, SOFR30A + 4.464%, 05/25/29 (c)	171,169	177,844
8.840%, SOFR30A + 4.500%, 01/25/42 (144A) (c)	860,000	898,628
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	111,783	98,050
2.000%, 03/25/52 (d)	830,031	109,993
2.500%, 06/25/52 (d)	719,083	110,446
2.500%, 09/25/52 (d)	748,425	118,150
4.000%, 05/25/27 (d)	9,239	134
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (e)	7,354	6,463
Zero Coupon, 06/25/41 (e)	73,367	55,748
1.750%, 12/25/42	184,627	165,081
2.093%, 04/25/55 (c) (d)	158,141	7,015
2.202%, 08/25/44 (c) (d)	115,343	7,514
2.251%, 05/25/46 (c) (d)	148,718	7,321
2.370%, 06/25/55 (c) (d)	109,544	5,421
2.500%, 06/25/28 (d)	19,356	495
2.500%, 02/25/51 (d)	696,862	115,402
3.000%, 09/25/27 (d)	13,551	283
3.000%, 01/25/28 (d)	68,084	1,311
3.000%, 08/25/49	232,657	210,229
3.500%, 05/25/27 (d)	32,507	636
3.500%, 10/25/27 (d)	25,786	665
3.500%, 05/25/30 (d)	47,625	2,639
3.500%, 08/25/30 (d)	12,143	538
3.500%, 02/25/31 (d)	7,235	89
3.500%, 03/25/34 (d)	480,285	19,640
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 09/25/35 (d)	51,148	$4,690
3.500%, 11/25/39 (d)	344,093	30,170
3.500%, 01/25/42	416,000	387,270
3.500%, 04/25/46	179,608	149,228
3.500%, 10/25/46 (d)	63,105	12,374
3.500%, 12/25/58	486,137	436,923
4.000%, 03/25/42 (d)	30,039	3,282
4.000%, 11/25/42 (d)	15,692	1,453
4.000%, 02/25/50 (d)	1,043,047	203,290
4.000%, 06/25/50 (d)	540,741	108,606
4.000%, 11/25/50 (d)	542,792	113,615
4.500%, 07/25/27 (d)	444	3
5.000%, 12/25/43 (d)	235,759	44,342
5.000%, 06/25/48 (d)	257,625	38,376
5.500%, 04/25/35	141,967	147,218
5.500%, 04/25/37	38,733	40,342
5.500%, 11/25/40 (d)	223,609	27,227
5.500%, 09/25/44 (d)	169,371	30,135
5.500%, 06/25/48 (d)	188,663	35,296
5.532%, 05/25/42 (c) (d)	2,899	204
6.000%, 01/25/42 (d)	106,694	6,790
Federal National Mortgage Association-ACES
0.293%, 01/25/30 (c) (d)	1,755,330	15,516
1.133%, 06/25/34 (c) (d)	3,641,337	182,030
1.455%, 05/25/29 (c) (d)	1,788,890	64,851
Government National Mortgage Association
0.645%, 02/16/53 (c) (d)	626,842	9,454
2.000%, 10/20/50	594,085	486,105
2.000%, 12/20/50	986,718	807,375
2.000%, 02/20/52	2,291,092	1,874,669
2.000%, 05/20/52	1,481,918	1,212,568
2.000%, 07/20/54	427,967	350,181
2.500%, 11/20/49	450,407	386,499
2.500%, 03/20/51	355,717	303,554
2.500%, 09/20/51	476,516	406,638
2.500%, 10/20/51	1,598,295	1,363,916
3.000%, 12/15/44	15,809	14,115
3.000%, 04/15/45	158,257	141,342
3.000%, 07/15/45	6,416	5,730
3.000%, 04/20/51	1,652,705	1,465,510
3.000%, 08/20/51	375,904	333,128
3.000%, 09/20/51	607,157	538,066
3.000%, 12/20/51	1,534,558	1,359,933
3.000%, 07/20/52	377,775	334,786
3.500%, 03/20/44	238,144	221,929
3.500%, 06/20/46	273,478	253,186
3.500%, 07/20/46	65,219	60,585
3.500%, 10/20/46	69,949	64,745
3.500%, 02/20/47	316,561	292,957
3.500%, 08/20/47	56,897	52,557
3.500%, 11/20/47	64,301	59,446
3.500%, 03/20/48	81,715	75,346
3.500%, 02/20/49	246,329	227,649
3.500%, 07/20/49	235,358	217,144
3.500%, 01/20/51	66,189	60,887
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 04/20/52	189,737	$174,149
3.500%, 06/20/52	551,507	505,687
3.500%, 12/20/52	1,508,598	1,383,255
3.500%, 01/20/53	831,904	762,789
3.875%, 08/15/42	178,741	170,687
4.000%, 09/15/42	239,359	229,798
4.000%, 08/20/45	235,038	224,979
4.000%, 11/20/47	81,132	76,167
4.000%, 03/20/48	188,300	177,214
4.000%, 07/20/48	632,488	597,052
4.000%, 08/20/52	643,936	604,190
4.500%, 04/15/41	158,768	155,923
4.500%, 02/15/42	324,055	317,855
4.500%, 01/20/46	29,924	29,258
4.500%, 05/20/52	50,714	48,962
4.500%, 08/20/52	226,994	218,074
4.500%, 09/20/52	207,988	199,772
4.500%, 10/20/52	928,099	891,245
5.000%, 12/15/38	12,335	12,499
5.000%, 04/15/39	243,580	247,108
5.000%, 07/15/39	16,234	16,466
5.000%, 10/20/39	5,270	5,361
5.000%, 05/20/40	202,870	205,500
5.000%, 06/20/40	161,263	163,449
5.000%, 07/20/40	63,148	64,004
5.000%, 11/20/49	229,756	228,577
5.500%, 12/15/40	128,164	132,070
6.000%, 10/20/54	1,794,528	1,821,910
Government National Mortgage Association REMICS
2.500%, 12/16/39	72,627	68,353
2.500%, 07/20/41	164,862	147,477
2.500%, 10/20/49	594,346	525,444
3.000%, 09/20/28 (d)	16,200	333
3.000%, 05/20/35 (d)	369,715	17,399
3.000%, 02/16/43 (d)	48,870	6,581
3.000%, 02/20/52	329,287	301,045
3.500%, 02/16/27 (d)	3,307	15
3.500%, 03/20/27 (d)	15,327	141
3.500%, 10/20/29 (d)	176,575	9,569
3.500%, 07/20/40 (d)	12,607	181
3.500%, 02/20/41 (d)	5,428	23
3.500%, 04/20/42 (d)	63,735	2,233
3.500%, 10/20/42 (d)	270,775	34,128
3.500%, 07/20/43 (d)	84,287	12,468
4.000%, 12/16/26 (d)	1,692	24
4.000%, 05/20/29 (d)	31,013	757
4.000%, 05/16/42 (d)	21,895	1,951
4.000%, 09/16/42 (d)	484,956	114,966
4.000%, 01/20/44 (d)	22,809	4,373
4.000%, 11/20/44 (d)	320,114	46,744
4.000%, 03/20/47 (d)	153,233	27,198
4.500%, 08/20/45 (d)	298,088	60,178
4.500%, 05/20/48 (d)	250,466	36,703
5.000%, 02/16/40 (d)	184,078	39,826
5.000%, 10/16/41 (d)	78,674	13,320
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.000%, 12/20/43 (d)	222,924	$38,382
5.000%, 01/16/47 (d)	40,600	8,532
5.500%, 03/20/39 (d)	104,545	9,906
5.500%, 02/16/47 (d)	112,721	16,333
5.500%, 02/20/47 (d)	75,207	11,511
6.000%, 09/20/40 (d)	142,612	22,203
6.000%, 02/20/46 (d)	124,465	12,654
Government National Mortgage Association, TBA
2.000%, TBA (f)	1,070,000	874,942
2.500%, TBA (f)	2,580,000	2,200,333
4.000%, TBA (f)	75,000	70,203
4.500%, TBA (f)	4,505,000	4,321,984
5.000%, TBA (f)	1,700,000	1,672,021
5.500%, TBA (f)	5,780,000	5,791,879
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (f)	766,000	608,646
5.500%, TBA (f)	19,109,000	19,083,598
6.000%, TBA (f)	20,845,000	21,171,057
7.000%, TBA (f)	1,075,000	1,123,555
		181,440,689
U.S. Treasury — 11.6%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,476,654
1.625%, 11/15/50	3,460,000	1,883,402
2.250%, 08/15/46	910,000	612,046
2.375%, 11/15/49	1,385,000	916,210
2.500%, 02/15/45	2,555,000	1,842,095
2.875%, 08/15/45 (g) (h) (i)	19,040,000	14,582,706
2.875%, 11/15/46	1,200,000	906,750
3.000%, 02/15/47	6,040,000	4,652,216
3.000%, 08/15/52	2,540,000	1,891,407
3.125%, 05/15/48	6,365,000	4,954,506
3.375%, 08/15/42	2,385,000	2,044,672
3.375%, 11/15/48	3,805,000	3,088,441
3.625%, 08/15/43	3,785,000	3,327,252
3.625%, 05/15/53	1,650,000	1,389,867
4.125%, 08/15/53	1,595,000	1,469,768
4.500%, 11/15/54	6,100,000	6,010,406
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (j)	2,927,803	1,786,301
0.625%, 02/15/43 (j)	642,361	493,828
0.750%, 02/15/42 (j)	4,673,520	3,753,558
0.750%, 02/15/45 (j)	1,868,005	1,416,912
1.000%, 02/15/46 (j)	857,869	676,416
1.375%, 02/15/44 (j)	3,611,314	3,142,965
U.S. Treasury Inflation-Indexed Notes
1.375%, 07/15/33 (j)	732,032	714,020
1.750%, 01/15/34 (j)	6,721,161	6,709,533
U.S. Treasury Notes
0.625%, 11/30/27	10,890,000	9,997,530
2.375%, 03/31/29	1,510,000	1,424,060
3.750%, 06/30/30	11,045,000	10,922,469
4.000%, 02/15/34	11,090,000	10,939,245
4.125%, 11/30/31	3,960,000	3,972,530
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 11/15/34	11,670,000	$11,704,645
4.500%, 11/15/33	3,825,000	3,916,441
4.625%, 05/31/31	4,045,000	4,171,564
		130,790,415
Total U.S. Treasury & Government Agencies (Cost $340,937,250)		312,231,104

Corporate Bonds & Notes—9.5%
Advertising — 0.1%
Lamar Media Corp.
3.625%, 01/15/31 (b)	665,000	594,353
4.000%, 02/15/30	275,000	254,695
		849,048
Aerospace/Defense — 0.1%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	279,235
Boeing Co.
2.950%, 02/01/30 (b)	125,000	113,857
3.200%, 03/01/29	80,000	75,112
3.750%, 02/01/50 (b)	30,000	21,027
5.150%, 05/01/30 (b)	100,000	100,620
6.388%, 05/01/31	120,000	127,874
6.528%, 05/01/34	40,000	42,859
L3Harris Technologies, Inc.
5.050%, 06/01/29	70,000	70,907
5.500%, 08/15/54	109,000	105,202
RTX Corp.
4.125%, 11/16/28	160,000	157,744
		1,094,437
Agriculture — 0.2%
BAT Capital Corp.
5.625%, 08/15/35 (b)	320,000	321,259
5.834%, 02/20/31	190,000	197,549
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	160,000	164,448
Philip Morris International, Inc.
4.375%, 11/01/27	360,000	359,846
4.750%, 11/01/31	185,000	184,450
5.125%, 02/15/30 (b)	385,000	392,569
5.125%, 02/13/31	140,000	142,439
5.375%, 02/15/33 (b)	115,000	117,290
5.625%, 11/17/29 (b)	90,000	93,833
5.625%, 09/07/33	270,000	279,833
		2,253,516
Apparel — 0.1%
Tapestry, Inc.
5.100%, 03/11/30	140,000	139,928
5.500%, 03/11/35	265,000	261,848
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Apparel—(Continued)
William Carter Co.
5.625%, 03/15/27 (144A)	765,000	$759,690
		1,161,466
Auto Manufacturers — 0.0%
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	190,000	190,937
Banks — 1.8%
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (c)	200,000	225,289
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (c)	305,000	345,584
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	295,000	253,673
1.922%, SOFR + 1.370%, 10/24/31 (c)	190,000	162,578
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	285,000	237,683
2.592%, SOFR + 2.150%, 04/29/31 (c)	290,000	260,475
2.687%, SOFR + 1.320%, 04/22/32 (c)	645,000	567,695
2.972%, SOFR + 1.330%, 02/04/33 (c)	570,000	499,770
4.376%, SOFR + 1.580%, 04/27/28 (c)	620,000	617,435
5.162%, SOFR + 1.000%, 01/24/31 (c)	205,000	207,826
5.518%, SOFR + 1.738%, 10/25/35 (b) (c)	330,000	323,779
5.744%, SOFR + 1.697%, 02/12/36 (c)	150,000	149,713
5.933%, SOFR + 1.340%, 09/15/27 (c)	60,000	61,171
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	295,000	302,080
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	931,389
Bank of New York Mellon Corp.
4.975%, SOFR + 1.085%, 03/14/30 (c)	165,000	167,364
5.060%, SOFR + 1.230%, 07/22/32 (c)	155,000	156,629
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	55,000	55,367
6.317%, SOFR + 1.598%, 10/25/29 (c)	85,000	89,924
BNP Paribas SA
5.283%, SOFR + 1.280%, 11/19/30 (144A) (b) (c)	275,000	277,887
5.906%, SOFR + 1.920%, 11/19/35 (144A) (c)	330,000	326,086
BPCE SA
6.508%, SOFR + 2.791%, 01/18/35 (144A) (c)	380,000	390,183
Citigroup, Inc.
5.174%, SOFR + 1.364%, 02/13/30 (c)	95,000	96,236
Citizens Financial Group, Inc.
5.718%, SOFR + 1.910%, 07/23/32 (c)	75,000	76,349
6.645%, SOFR + 2.325%, 04/25/35 (c)	85,000	90,445
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (c)	455,000	465,124
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	135,000	115,626
2.615%, SOFR + 1.281%, 04/22/32 (c)	260,000	227,017
4.692%, SOFR + 1.135%, 10/23/30 (c)	295,000	293,187
5.016%, SOFR + 1.420%, 10/23/35 (c)	75,000	72,926
5.049%, SOFR + 1.210%, 07/23/30 (c)	390,000	393,233
5.727%, SOFR + 1.265%, 04/25/30 (c)	155,000	159,897
HSBC Holdings PLC
2.848%, SOFR + 2.387%, 06/04/31 (c)	200,000	179,660
5.130%, SOFR + 1.290%, 03/03/31 (c)	340,000	341,051
5.286%, SOFR + 1.290%, 11/19/30 (c)	275,000	277,849
Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings PLC
5.402%, SOFR + 2.870%, 08/11/33 (c)	570,000	$576,229
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	180,000	155,675
2.580%, 3M TSFR + 1.250%, 04/22/32 (c)	110,000	96,649
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	305,000	296,443
4.005%, 3M TSFR + 1.382%, 04/23/29 (c)	410,000	402,985
4.505%, SOFR + 0.860%, 10/22/28 (c)	385,000	384,612
4.851%, SOFR + 1.990%, 07/25/28 (c)	40,000	40,256
4.946%, SOFR + 1.340%, 10/22/35 (c)	65,000	63,610
4.995%, SOFR + 1.125%, 07/22/30 (c)	395,000	398,575
5.140%, SOFR + 0.900%, 01/24/31 (c)	125,000	126,949
5.294%, SOFR + 1.460%, 07/22/35 (c)	460,000	461,839
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	382,649
5.336%, SOFR + 1.620%, 01/23/35 (b) (c)	625,000	631,654
5.502%, SOFR + 1.315%, 01/24/36 (c)	105,000	107,262
5.581%, SOFR + 1.160%, 04/22/30 (c)	245,000	252,707
6.070%, SOFR + 1.330%, 10/22/27 (c)	240,000	245,666
6.087%, SOFR + 1.570%, 10/23/29 (b) (c)	95,000	99,465
M&T Bank Corp.
7.413%, SOFR + 2.800%, 10/30/29 (c)	135,000	145,435
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (c)	400,000	416,246
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	465,000	389,608
1.928%, SOFR + 1.020%, 04/28/32 (c)	280,000	234,590
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	50,000	49,367
5.164%, SOFR + 1.590%, 04/20/29 (c)	60,000	60,813
5.230%, SOFR + 1.108%, 01/15/31 (b) (c)	125,000	127,034
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	117,620
5.656%, SOFR + 1.260%, 04/18/30 (c)	235,000	242,275
6.407%, SOFR + 1.830%, 11/01/29 (c)	650,000	686,063
OTP Bank Nyrt
7.500%, 1Y H15 + 3.711%, 05/25/27 (c)	205,000	210,786
Royal Bank of Canada
5.153%, SOFR + 1.030%, 02/04/31 (c)	370,000	374,481
Santander U.K. Group Holdings PLC
5.694%, SOFR + 1.524%, 04/15/31 (c)	220,000	224,571
Standard Chartered PLC
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	230,183
UBS Group AG
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	430,000	460,724
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (c)	510,000	470,033
3.000%, 10/23/26	120,000	117,347
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	435,000	390,292
4.897%, SOFR + 2.100%, 07/25/33 (c)	555,000	547,013
5.244%, SOFR + 1.110%, 01/24/31 (b) (c)	155,000	157,598
5.389%, SOFR + 2.020%, 04/24/34 (c)	35,000	35,242
5.499%, SOFR + 1.780%, 01/23/35 (c)	240,000	243,264
5.574%, SOFR + 1.740%, 07/25/29 (c)	260,000	267,069
6.491%, SOFR + 2.060%, 10/23/34 (c)	145,000	156,424
		20,475,483
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	95,000	$95,953
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	167,000	163,608
Bacardi-Martini BV
6.000%, 02/01/35 (144A)	275,000	277,372
		536,933
Biotechnology — 0.0%
Gilead Sciences, Inc.
4.800%, 11/15/29	310,000	313,118
Building Materials — 0.2%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A)	200,000	178,923
5.000%, 03/01/30 (144A)	785,000	750,273
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	60,000	59,982
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	125,000	108,683
4.375%, 07/15/30 (144A)	720,000	664,387
		1,762,248
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.319%, 11/15/38	86,000	88,683
NOVA Chemicals Corp.
7.000%, 12/01/31 (144A) (b)	190,000	198,095
OCP SA
7.500%, 05/02/54	450,000	460,710
		747,488
Commercial Services — 0.4%
Ashtead Capital, Inc.
2.450%, 08/12/31 (144A) (b)	200,000	169,962
4.375%, 08/15/27 (144A)	485,000	480,091
Block, Inc.
3.500%, 06/01/31 (b)	275,000	241,782
6.500%, 05/15/32 (144A)	861,000	869,680
Howard University
2.291%, 10/01/26	100,000	95,729
2.701%, 10/01/29	260,000	234,353
2.801%, 10/01/30	100,000	88,717
2.901%, 10/01/31	100,000	85,937
3.476%, 10/01/41	115,000	85,652
Service Corp. International
3.375%, 08/15/30	785,000	699,579
5.125%, 06/01/29	618,000	601,863
5.750%, 10/15/32	205,000	201,461
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	78,425
		3,933,231
Computers — 0.2%
Dell International LLC/EMC Corp.
5.300%, 04/01/32	385,000	387,469
Security Description	Principal Amount*	Value

Computers—(Continued)
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	$378,451
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	884,000	890,918
International Business Machines Corp.
4.800%, 02/10/30	375,000	377,734
		2,034,572
Diversified Financial Services — 0.2%
American Express Co.
5.085%, SOFR + 1.020%, 01/30/31 (c)	350,000	354,425
Ameriprise Financial, Inc.
5.200%, 04/15/35	245,000	244,429
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (c)	125,000	117,186
5.247%, SOFR + 2.600%, 07/26/30 (c)	75,000	75,487
6.051%, SOFR + 2.260%, 02/01/35 (c)	110,000	112,315
6.183%, SOFR + 2.036%, 01/30/36 (c)	80,000	79,816
7.624%, SOFR + 3.070%, 10/30/31 (c)	510,000	567,994
Discover Financial Services
7.964%, SOFR + 3.370%, 11/02/34 (c)	205,000	234,318
		1,785,970
Electric — 1.1%
Alabama Power Co.
3.450%, 10/01/49	245,000	173,530
4.150%, 08/15/44	225,000	186,486
5.100%, 04/02/35	50,000	49,993
American Electric Power Co., Inc.
6.950%, 5Y H15 + 2.675%, 12/15/54 (c)	130,000	132,606
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	255,324
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	164,523
5.500%, 03/15/55	235,000	228,170
Dominion Energy, Inc.
5.000%, 06/15/30	305,000	306,498
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	175,203
4.850%, 03/15/30	70,000	70,708
Duke Energy Corp.
2.550%, 06/15/31	485,000	423,539
3.300%, 06/15/41	90,000	66,628
4.500%, 08/15/32 (b)	40,000	38,580
5.000%, 08/15/52	85,000	74,150
5.450%, 06/15/34	50,000	50,679
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	212,109
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	88,431
Duke Energy Ohio, Inc.
5.550%, 03/15/54	135,000	130,745
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	99,718
4.375%, 03/30/44	320,000	274,521
5.050%, 03/15/35 (b)	190,000	189,087
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC
5.550%, 03/15/55	175,000	$171,179
Edison International
5.250%, 11/15/28	219,000	215,940
6.250%, 03/15/30	55,000	55,703
6.950%, 11/15/29	380,000	395,045
Evergy, Inc.
2.900%, 09/15/29	150,000	138,584
Eversource Energy
5.125%, 05/15/33	505,000	499,257
5.500%, 01/01/34	80,000	80,372
Georgia Power Co.
4.300%, 03/15/42 (b)	70,000	60,049
4.550%, 03/15/30	265,000	264,687
5.200%, 03/15/35	160,000	161,069
Investment Energy Resources Ltd.
6.250%, 04/26/29 (144A)	200,000	191,991
Jersey Central Power & Light Co.
5.100%, 01/15/35 (144A)	75,000	74,147
Monongahela Power Co.
5.850%, 02/15/34 (144A)	35,000	36,118
National Rural Utilities Cooperative Finance Corp.
4.950%, 02/07/30	220,000	222,890
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27	245,000	234,079
2.250%, 06/01/30	255,000	225,609
Niagara Mohawk Power Corp.
5.290%, 01/17/34 (144A)	140,000	138,475
NSTAR Electric Co.
5.400%, 06/01/34	180,000	183,064
Ohio Edison Co.
5.500%, 01/15/33 (144A)	95,000	96,222
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A)	230,000	232,560
Pacific Gas & Electric Co.
2.500%, 02/01/31 (b)	635,000	545,850
5.450%, 06/15/27	22,000	22,225
5.900%, 06/15/32	180,000	183,581
6.100%, 01/15/29	235,000	242,780
Public Service Co. of Oklahoma
5.200%, 01/15/35	255,000	251,883
Public Service Electric & Gas Co.
5.450%, 03/01/54	120,000	117,772
Public Service Enterprise Group, Inc.
4.900%, 03/15/30 (b)	230,000	231,087
5.450%, 04/01/34	35,000	35,351
6.125%, 10/15/33	110,000	115,964
Puget Energy, Inc.
2.379%, 06/15/28	205,000	190,582
3.650%, 05/15/25	270,000	269,510
4.100%, 06/15/30	78,000	74,497
4.224%, 03/15/32	42,000	39,104
5.725%, 03/15/35 (144A)	425,000	424,302
San Diego Gas & Electric Co.
5.400%, 04/15/35	230,000	231,644
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
2.250%, 06/01/30	110,000	$96,041
3.650%, 02/01/50	50,000	34,671
4.000%, 04/01/47	215,000	160,541
5.450%, 03/01/35	95,000	94,067
5.950%, 11/01/32	45,000	46,206
Southwestern Electric Power Co.
5.300%, 04/01/33	25,000	25,064
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	51,479
5.000%, 04/01/33	285,000	282,444
5.000%, 01/15/34	340,000	335,839
5.050%, 08/15/34	100,000	98,924
5.150%, 03/15/35	255,000	253,116
5.350%, 01/15/54	65,000	61,129
5.650%, 03/15/55	100,000	98,240
Wisconsin Power & Light Co.
5.375%, 03/30/34	50,000	50,638
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	178,346
4.750%, 03/21/28	175,000	175,656
5.600%, 04/15/35	170,000	170,672
		12,257,473
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.500%, 02/04/27 (144A)	645,000	652,520
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,350,237
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	376,073
International Airport Finance SA
12.000%, 03/15/33 (144A)	631,828	673,511
		2,399,821
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (b)	930,000	819,367
5.050%, 03/15/42 (b)	145,000	115,972
5.141%, 03/15/52 (b)	845,000	616,002
5.391%, 03/15/62	515,000	372,805
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	160,000	142,673
3.750%, 12/01/29 (144A)	285,000	265,636
3.875%, 07/15/30 (144A)	855,000	789,648
		3,122,103
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,195,000	1,178,082
6.375%, 02/01/31 (144A)	201,000	203,150
Republic Services, Inc.
1.450%, 02/15/31	55,000	45,806
4.875%, 04/01/29	130,000	131,664
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Republic Services, Inc.
5.150%, 03/15/35	135,000	$135,820
5.200%, 11/15/34	170,000	171,818
Veralto Corp.
5.500%, 09/18/26	90,000	91,104
Waste Management, Inc.
3.875%, 01/15/29 (144A)	215,000	210,124
4.950%, 03/15/35	285,000	283,573
		2,451,141
Food — 0.2%
Cencosud SA
5.950%, 05/28/31 (144A)	200,000	203,558
Kraft Heinz Foods Co.
5.200%, 03/15/32	225,000	227,491
Mars, Inc.
5.000%, 03/01/32 (144A) (b)	660,000	662,853
5.200%, 03/01/35 (144A)	95,000	95,476
5.650%, 05/01/45 (144A)	205,000	205,446
Minerva Luxembourg SA
4.375%, 03/18/31	535,000	467,564
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	116,000	116,188
Pilgrim's Pride Corp.
4.250%, 04/15/31	160,000	150,265
Tyson Foods, Inc.
5.400%, 03/15/29	45,000	46,023
		2,174,864
Gas — 0.1%
Brooklyn Union Gas Co.
3.865%, 03/04/29 (144A)	125,000	120,486
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	19,016
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A)	50,000	51,231
NiSource, Inc.
3.490%, 05/15/27	95,000	93,042
5.400%, 06/30/33	150,000	150,665
Southern California Gas Co.
5.600%, 04/01/54	215,000	208,570
		643,010
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	310,000	318,021
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	247,353
2.750%, 09/23/26 (144A)	200,000	194,805
Avantor Funding, Inc.
3.875%, 11/01/29 (144A)	270,000	249,270
4.625%, 07/15/28 (144A)	780,000	751,757
Hologic, Inc.
3.250%, 02/15/29 (144A) (b)	445,000	410,496
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Hologic, Inc.
4.625%, 02/01/28 (144A)	658,000	$644,230
Smith & Nephew PLC
2.032%, 10/14/30	225,000	194,275
Solventum Corp.
5.400%, 03/01/29	395,000	402,944
		3,095,130
Healthcare-Services — 0.3%
Centene Corp.
2.500%, 03/01/31	400,000	337,234
2.625%, 08/01/31 (b)	400,000	336,207
3.375%, 02/15/30	20,000	18,088
4.250%, 12/15/27	110,000	107,335
4.625%, 12/15/29	1,185,000	1,135,323
CommonSpirit Health
3.347%, 10/01/29	105,000	98,963
Humana, Inc.
5.550%, 05/01/35	230,000	227,376
Icon Investments Six DAC
5.809%, 05/08/27	200,000	204,206
UnitedHealth Group, Inc.
2.750%, 05/15/40	405,000	292,597
3.500%, 08/15/39	60,000	48,824
4.950%, 05/15/62	60,000	52,103
5.375%, 04/15/54	270,000	256,515
5.750%, 07/15/64	85,000	83,600
6.050%, 02/15/63	65,000	66,961
		3,265,332
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A) (b)	368,000	353,649
5.750%, 01/15/28 (144A)	623,000	621,517
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	129,985
		1,105,151
Insurance — 0.2%
Athene Global Funding
2.646%, 10/04/31 (144A)	510,000	437,258
2.717%, 01/07/29 (144A)	45,000	41,609
4.721%, 10/08/29 (144A)	315,000	310,778
CNO Global Funding
4.875%, 12/10/27 (144A)	300,000	300,712
Corebridge Financial, Inc.
3.850%, 04/05/29	50,000	48,344
Corebridge Global Funding
4.900%, 12/03/29 (144A)	280,000	280,041
5.200%, 06/24/29 (144A)	80,000	81,295
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	290,000	267,932
5.000%, 03/27/30 (144A)	175,000	175,744
Equitable Holdings, Inc.
4.350%, 04/20/28	190,000	188,368
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	145,000	$137,683
		2,269,764
Internet — 0.2%
Gen Digital, Inc.
6.250%, 04/01/33 (144A)	600,000	597,271
6.750%, 09/30/27 (144A)	540,000	546,636
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	170,000	157,480
5.250%, 12/01/27 (144A)	983,000	974,654
		2,276,041
Investment Companies — 0.1%
Ares Capital Corp.
5.800%, 03/08/32 (b)	350,000	347,898
Blackstone Private Credit Fund
6.000%, 01/29/32	370,000	366,830
Sixth Street Lending Partners
6.125%, 07/15/30 (144A)	265,000	266,717
		981,445
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.700%, 11/15/29	475,000	479,863
Machinery-Diversified — 0.0%
AGCO Corp.
5.450%, 03/21/27	55,000	55,675
Otis Worldwide Corp.
2.565%, 02/15/30 (b)	355,000	321,298
		376,973
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29 (b)	115,000	103,572
2.300%, 02/01/32	95,000	76,917
6.484%, 10/23/45	470,000	446,818
Comcast Corp.
2.887%, 11/01/51	240,000	146,369
2.937%, 11/01/56	54,000	31,728
2.987%, 11/01/63	157,000	89,258
3.750%, 04/01/40	220,000	180,461
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	270,000	232,462
5.450%, 09/01/34 (144A) (b)	230,000	224,657
5.950%, 09/01/54 (144A)	140,000	129,812
Discovery Communications LLC
3.625%, 05/15/30	105,000	94,462
Paramount Global
5.250%, 04/01/44	250,000	201,086
5.850%, 09/01/43	90,000	78,805
Sirius XM Radio LLC
4.000%, 07/15/28 (144A)	380,000	354,541
4.125%, 07/01/30 (144A) (b)	875,000	777,212
Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Cable LLC
4.500%, 09/15/42	200,000	$152,351
		3,320,511
Mining — 0.1%
Glencore Funding LLC
5.371%, 04/04/29 (144A)	330,000	335,388
5.673%, 04/01/35 (144A)	40,000	40,136
6.375%, 10/06/30 (144A)	355,000	376,363
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	267,546
Rio Tinto Finance USA PLC
5.000%, 03/14/32	70,000	70,312
5.875%, 03/14/65	220,000	222,505
		1,312,250
Oil & Gas — 0.8%
Aker BP ASA
5.125%, 10/01/34 (144A) (b)	150,000	143,146
5.800%, 10/01/54 (144A)	450,000	410,341
6.000%, 06/13/33 (144A)	150,000	152,964
APA Corp.
6.750%, 02/15/55 (144A)	190,000	185,850
Azule Energy Finance PLC
8.125%, 01/23/30 (144A)	200,000	200,250
BP Capital Markets America, Inc.
2.939%, 06/04/51	40,000	25,238
4.812%, 02/13/33	155,000	152,405
4.893%, 09/11/33	135,000	133,018
4.989%, 04/10/34	350,000	346,560
ConocoPhillips Co.
3.800%, 03/15/52	69,000	51,045
4.025%, 03/15/62	30,000	21,907
4.700%, 01/15/30	115,000	115,699
5.300%, 05/15/53	90,000	84,194
5.550%, 03/15/54	65,000	62,942
5.650%, 01/15/65	140,000	135,123
5.700%, 09/15/63	265,000	257,893
Coterra Energy, Inc.
5.400%, 02/15/35 (b)	135,000	132,861
Diamondback Energy, Inc.
5.550%, 04/01/35	110,000	110,432
5.750%, 04/18/54	55,000	51,852
5.900%, 04/18/64	145,000	136,400
6.250%, 03/15/53	80,000	80,102
Ecopetrol SA
4.625%, 11/02/31	500,000	416,439
7.750%, 02/01/32	465,000	456,479
8.375%, 01/19/36	720,000	701,519
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	155,000	142,212
8.500%, 09/30/33 (144A)	295,000	303,433
Eni SpA
5.500%, 05/15/34 (144A)	255,000	257,052
EOG Resources, Inc.
5.650%, 12/01/54	155,000	153,199
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Equinor ASA
3.625%, 04/06/40	170,000	$142,338
Hess Corp.
7.125%, 03/15/33	410,000	463,794
7.300%, 08/15/31	100,000	113,174
Leviathan Bond Ltd.
6.500%, 06/30/27 (144A)	480,000	472,980
Matador Resources Co.
6.500%, 04/15/32 (144A)	120,000	118,924
Patterson-UTI Energy, Inc.
7.150%, 10/01/33	205,000	216,018
Saudi Arabian Oil Co.
5.875%, 07/17/64 (144A)	200,000	186,973
Shell Finance U.S., Inc.
3.250%, 04/06/50	125,000	86,280
4.000%, 05/10/46	70,000	56,072
Shell International Finance BV
2.875%, 11/26/41	120,000	86,610
3.000%, 11/26/51	105,000	68,178
TotalEnergies Capital SA
5.425%, 09/10/64	320,000	301,336
5.638%, 04/05/64	350,000	341,765
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	535,000	530,038
		8,605,035
Packaging & Containers — 0.1%
Ball Corp.
6.000%, 06/15/29	1,550,000	1,568,374
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.950%, 03/15/31	75,000	76,198
Bristol-Myers Squibb Co.
5.550%, 02/22/54	170,000	167,534
Cardinal Health, Inc.
5.000%, 11/15/29	460,000	463,759
Cencora, Inc.
4.850%, 12/15/29	380,000	381,879
CVS Health Corp.
1.875%, 02/28/31 (b)	110,000	91,996
2.125%, 09/15/31	140,000	116,673
3.250%, 08/15/29	120,000	112,053
3.750%, 04/01/30	80,000	75,497
4.125%, 04/01/40	66,000	53,668
4.780%, 03/25/38	100,000	89,725
Eli Lilly & Co.
4.200%, 08/14/29	95,000	94,446
5.500%, 02/12/55 (b)	145,000	146,813
		1,870,241
Pipelines — 0.3%
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	92,000	90,898
5.681%, 01/15/34 (144A)	25,000	24,899
6.042%, 08/15/28 (144A)	315,000	325,801
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	95,000	$98,717
6.036%, 11/15/33 (144A)	35,000	36,136
Enbridge, Inc.
3.125%, 11/15/29	220,000	204,644
5.625%, 04/05/34	205,000	208,248
Energy Transfer LP
5.250%, 07/01/29	100,000	101,456
5.700%, 04/01/35 (b)	335,000	337,478
6.400%, 12/01/30	160,000	170,512
Enterprise Products Operating LLC
3.300%, 02/15/53	85,000	56,764
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 03/31/34 (144A)	147,438	129,832
Greensaif Pipelines Bidco SARL
6.510%, 02/23/42 (144A)	365,000	381,203
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	105,000	98,782
6.500%, 06/01/29 (144A)	290,000	295,766
ONEOK, Inc.
4.400%, 10/15/29	125,000	122,766
5.050%, 11/01/34	30,000	28,961
5.850%, 11/01/64 (b)	210,000	197,395
6.100%, 11/15/32 (b)	105,000	110,002
7.150%, 01/15/51	15,000	16,293
Targa Resources Corp.
5.550%, 08/15/35	160,000	159,777
6.125%, 03/15/33	10,000	10,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	280,000	258,372
Whistler Pipeline LLC
5.400%, 09/30/29 (144A)	15,000	15,119
5.700%, 09/30/31 (144A)	205,000	207,382
5.950%, 09/30/34 (144A)	95,000	96,036
		3,783,677
Real Estate Investment Trusts — 0.1%
American Tower Corp.
2.700%, 04/15/31	80,000	70,723
3.800%, 08/15/29 (b)	45,000	43,208
Cousins Properties LP
5.375%, 02/15/32	155,000	154,360
Crown Castle, Inc.
4.800%, 09/01/28	230,000	229,558
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	110,000	102,545
Iron Mountain, Inc.
6.250%, 01/15/33 (144A) (b)	710,000	703,157
		1,303,551
Retail — 0.1%
AutoZone, Inc.
4.750%, 08/01/32	40,000	39,357
4.750%, 02/01/33	60,000	58,580
5.400%, 07/15/34	65,000	65,674
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
AutoZone, Inc.
6.550%, 11/01/33	85,000	$92,499
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	723,870
5.625%, 01/01/30 (144A) (b)	585,000	567,231
O'Reilly Automotive, Inc.
4.700%, 06/15/32	57,000	55,830
		1,603,041
Semiconductors — 0.2%
Broadcom, Inc.
4.150%, 02/15/28	340,000	337,117
5.050%, 07/12/29	140,000	141,944
Foundry JV Holdco LLC
6.100%, 01/25/36 (144A)	200,000	204,758
6.150%, 01/25/32 (144A)	240,000	249,508
Intel Corp.
3.100%, 02/15/60	95,000	52,685
3.250%, 11/15/49	117,000	73,406
3.734%, 12/08/47	485,000	338,076
4.750%, 03/25/50 (b)	35,000	28,200
5.700%, 02/10/53 (b)	40,000	36,768
5.900%, 02/10/63 (b)	60,000	56,231
Marvell Technology, Inc.
2.450%, 04/15/28	215,000	201,440
Microchip Technology, Inc.
4.900%, 03/15/28	285,000	285,852
5.050%, 02/15/30	185,000	184,717
Qorvo, Inc.
3.375%, 04/01/31 (144A)	305,000	267,380
QUALCOMM, Inc.
4.800%, 05/20/45	85,000	77,875
		2,535,957
Software — 0.4%
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	811,064
MSCI, Inc.
3.625%, 11/01/31 (144A)	355,000	320,494
Open Text Corp.
3.875%, 12/01/29 (144A) (b)	1,260,000	1,146,172
6.900%, 12/01/27 (144A)	220,000	227,700
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	114,804
Oracle Corp.
2.950%, 04/01/30	100,000	91,870
3.850%, 04/01/60	445,000	305,776
4.100%, 03/25/61	35,000	25,013
5.250%, 02/03/32	65,000	65,838
5.500%, 09/27/64	160,000	145,044
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,140,000	1,131,377
		4,385,152
Security Description	Principal Amount*	Value

Telecommunications — 0.1%
AT&T, Inc.
3.550%, 09/15/55	84,000	$56,927
3.800%, 12/01/57	221,000	155,146
Cisco Systems, Inc.
4.750%, 02/24/30	315,000	320,030
4.950%, 02/26/31	145,000	147,910
5.350%, 02/26/64	135,000	131,260
T-Mobile USA, Inc.
2.050%, 02/15/28	210,000	196,136
2.550%, 02/15/31	45,000	39,671
4.700%, 01/15/35	90,000	86,608
5.050%, 07/15/33	105,000	104,293
5.125%, 05/15/32 (b)	115,000	115,723
5.750%, 01/15/34	115,000	119,790
		1,473,494
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.000%, 07/15/25 (144A)	190,000	189,550
Total Corporate Bonds & Notes (Cost $109,276,446)		106,957,932

Mortgage-Backed Securities—4.0%
Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (c)	510,281	440,123
0.985%, 04/25/66 (144A) (c)	217,511	187,054
0.990%, 04/25/53 (144A) (c)	123,397	117,061
1.068%, 05/25/66 (144A) (c)	418,746	359,623
1.820%, 11/25/66 (144A) (c)	383,423	339,699
2.881%, 12/25/66 (144A) (k)	233,329	214,726
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (c)	223,859	215,587
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (c)	250,340	224,525
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	118,606	110,106
0.970%, 03/25/60 (144A) (c)	89,752	86,069
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	349,918	292,284
0.956%, 09/27/66 (144A) (c)	639,556	527,070
4.301%, 03/25/67 (144A) (c)	145,054	143,318
CSMC Trust
0.938%, 05/25/66 (144A) (c)	333,139	277,337
1.179%, 02/25/66 (144A) (c)	444,940	399,211
1.841%, 10/25/66 (144A) (c)	423,272	380,804
2.265%, 11/25/66 (144A) (c)	1,057,791	943,002
3.250%, 04/25/47 (144A) (c)	227,387	205,166
4.102%, 12/27/60 (144A) (c)	239,923	239,103
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (c)	140,359	124,095
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	157,259	129,290
2.206%, 01/25/67 (144A) (c)	480,354	417,697
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GCAT Trust
1.036%, 05/25/66 (144A) (c)	309,524	$263,391
1.091%, 05/25/66 (144A) (c)	400,495	343,162
1.262%, 07/25/66 (144A) (c)	841,462	699,453
1.915%, 08/25/66 (144A) (c)	271,940	250,560
Imperial Fund Mortgage Trust
3.638%, 03/25/67 (144A) (k)	1,004,150	938,448
Legacy Mortgage Asset Trust
4.650%, 11/25/60 (144A) (k)	153,182	152,907
4.750%, 04/25/61 (144A) (k)	230,020	229,762
4.750%, 07/25/61 (144A) (k)	308,966	308,093
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (c)	238,985	230,075
MFA Trust
1.029%, 11/25/64 (144A) (c)	222,260	193,512
1.153%, 04/25/65 (144A) (c)	138,244	128,672
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (c)	97,274	92,447
2.492%, 09/25/59 (144A) (c)	58,109	55,169
3.500%, 08/25/59 (144A) (c)	218,749	206,653
3.750%, 11/26/35 (144A) (c)	208,113	200,293
3.815%, 09/25/57 (144A) (c)	310,753	293,590
4.000%, 03/25/57 (144A) (c)	398,371	386,176
4.000%, 05/25/57 (144A) (c)	228,012	218,115
5.185%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	238,868	233,105
NMLT Trust
1.185%, 05/25/56 (144A) (c)	643,641	555,777
OBX Trust
1.054%, 07/25/61 (144A) (c)	398,258	322,445
1.072%, 02/25/66 (144A) (c)	419,803	359,392
1.957%, 10/25/61 (144A) (c)	245,918	204,650
2.305%, 11/25/61 (144A) (c)	822,365	728,646
PRET LLC
5.925%, 10/25/54 (144A) (k)	157,729	157,485
PRPM LLC
3.750%, 04/25/55 (144A) (k)	965,000	928,333
4.793%, 06/25/26 (144A) (k)	398,979	398,217
4.867%, 04/25/26 (144A) (k)	399,213	399,278
5.699%, 11/25/29 (144A) (k)	145,565	145,336
5.870%, 11/25/29 (144A) (k)	476,108	475,720
6.363%, 11/25/25 (144A) (k)	92,784	92,913
STAR Trust
1.219%, 05/25/65 (144A) (c)	275,437	256,031
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	95,390	88,753
1.920%, 11/25/66 (144A) (c)	632,469	548,055
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	1,125,741	971,618
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	181,020	166,813
0.938%, 07/25/66 (144A) (c)	284,167	234,578
1.031%, 02/25/66 (144A) (c)	154,083	136,590
1.046%, 06/25/66 (144A) (c)	1,237,699	1,057,480
1.824%, 11/25/66 (144A) (c)	423,044	384,434
1.829%, 10/25/66 (144A) (k)	1,052,916	940,415
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
4.130%, 02/25/67 (144A) (k)	150,106	$141,867
		21,491,359
Commercial Mortgage-Backed Securities — 2.1%
280 Park Avenue Mortgage Trust
6.741%, 1M TSFR + 2.419%, 09/15/34 (144A) (c)	460,000	442,912
Bank
0.579%, 11/15/62 (c) (d)	4,469,627	105,208
0.633%, 11/15/62 (c) (d)	2,217,520	58,323
0.683%, 12/15/52 (c) (d)	3,596,242	96,000
0.707%, 11/15/50 (c) (d)	6,665,978	102,019
0.753%, 11/15/54 (c) (d)	763,193	13,143
0.807%, 09/15/62 (c) (d)	3,964,438	122,480
0.882%, 05/15/62 (c) (d)	2,829,212	84,305
0.996%, 02/15/56 (c) (d)	1,356,999	77,234
1.148%, 10/15/57 (c) (d)	3,229,451	273,736
1.759%, 03/15/63 (c) (d)	4,838,164	367,702
3.688%, 02/15/61	1,700,000	1,653,643
Bank5
1.005%, 12/15/56 (c) (d)	880,923	27,796
BBCMS Mortgage Trust
0.977%, 04/15/53 (c) (d)	1,280,000	57,169
1.130%, 02/15/62 (c) (d)	1,789,617	155,801
1.449%, 02/15/50 (c) (d)	4,343,819	85,929
1.625%, 02/15/57 (c) (d)	2,032,663	205,328
3.662%, 04/15/55 (c)	230,000	210,553
Benchmark Mortgage Trust
0.469%, 07/15/51 (c) (d)	3,753,481	43,703
0.528%, 01/15/51 (c) (d)	1,573,354	18,723
1.066%, 08/15/52 (c) (d)	1,855,115	54,881
1.221%, 03/15/62 (c) (d)	5,038,219	205,035
1.503%, 01/15/54 (c) (d)	2,341,337	160,294
1.806%, 07/15/53 (c) (d)	1,214,747	63,308
3.882%, 02/15/51 (c)	795,000	770,416
4.016%, 03/15/52	630,000	607,011
BOCA Commercial Mortgage Trust
6.659%, 1M TSFR + 2.340%, 08/15/41 (144A) (c)	905,000	905,283
BPR Trust
5.850%, 11/05/41 (144A) (c)	220,000	222,711
7.551%, 1M TSFR + 3.232%, 08/15/39 (144A) (c)	575,000	574,840
BX Trust
6.770%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	281,469	280,766
7.358%, 1M TSFR + 3.039%, 03/15/41 (144A) (c)	86,000	85,893
CAMB Commercial Mortgage Trust
7.167%, 1M TSFR + 2.847%, 12/15/37 (144A) (c)	665,000	663,753
Citigroup Commercial Mortgage Trust
0.949%, 04/10/48 (c) (d)	947,447	9
COMM Mortgage Trust
0.854%, 10/15/45 (c) (d)	68,890	995
2.819%, 01/10/39 (144A)	205,000	191,923
3.896%, 01/10/39 (144A) (c)	210,000	187,842
CSAIL Commercial Mortgage Trust
0.639%, 06/15/57 (c) (d)	4,839,430	277
0.847%, 11/15/48 (c) (d)	568,108	1,323
1.853%, 01/15/49 (c) (d)	1,408,365	12,962
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBJPM Mortgage Trust
1.719%, 09/15/53 (c) (d)	922,798	$41,907
DC Trust
5.727%, 04/13/40 (144A) (c)	200,000	202,633
7.036%, 04/13/40 (144A) (c)	100,000	102,081
FS Trust
6.410%, 1M TSFR + 2.091%, 08/15/39 (144A) (c)	100,000	100,000
GS Mortgage Securities Corp. II
5.318%, 03/10/41 (144A) (c)	615,000	618,965
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,167,761	997,702
GS Mortgage Securities Trust
0.366%, 07/10/46 (c) (d)	400,932	4
1.704%, 08/10/44 (144A) (c) (d)	91,115	54
4.758%, 04/10/47 (144A) (c)	421,315	330,526
HIH Trust
6.660%, 1M TSFR + 2.341%, 10/15/41 (144A) (c)	195,000	195,427
HTL Commercial Mortgage Trust
6.555%, 05/10/39 (144A) (c)	280,000	284,318
7.088%, 05/10/39 (144A) (c)	150,000	153,015
IRV Trust
5.440%, 03/14/47 (144A) (c)	500,000	490,818
JP Morgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (c)	216,158	191,522
2.812%, 01/16/37 (144A)	305,000	271,609
3.578%, 12/15/47 (144A) (c)	130,000	105,548
JPMBB Commercial Mortgage Securities Trust
0.277%, 09/15/47 (c) (d)	421,272	4
Morgan Stanley Bank of America Merrill Lynch Trust
0.918%, 10/15/48 (c) (d)	538,419	79
Morgan Stanley Capital I Trust
1.296%, 06/15/50 (c) (d)	1,352,584	24,772
3.912%, 09/09/32 (144A)	1,140,000	1,023,010
4.943%, 07/15/49 (144A) (c)	265,000	237,414
5.233%, 10/12/52 (144A) (c)	13,985	4,196
Natixis Commercial Mortgage Securities Trust
4.773%, 06/17/38 (144A) (c)	165,000	158,182
NY Commercial Mortgage Trust
5.533%, 02/10/47 (144A) (c)	175,000	178,393
NYC Commercial Mortgage Trust
6.012%, 1M TSFR + 1.692%, 02/15/42 (144A) (c)	840,000	832,371
RFR Trust
5.562%, 03/11/41 (144A) (c)	915,875	922,701
5.863%, 03/11/41 (144A) (c)	730,000	732,486
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,174,650
SHR Trust
6.769%, 1M TSFR + 2.450%, 10/15/41 (144A) (c)	1,445,000	1,449,518
TEXAS Commercial Mortgage Trust
5.903%, 1M TSFR + 1.593%, 04/15/42 (144A) (c)	335,000	334,373
UBS Commercial Mortgage Trust
1.059%, 08/15/50 (c) (d)	660,767	12,516
Wells Fargo Commercial Mortgage Trust
0.782%, 05/15/48 (c) (d)	804,010	8
0.862%, 09/15/57 (c) (d)	4,319,656	6,146
2.942%, 10/15/49	890,000	867,838
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
4.008%, 05/15/48 (c)	80,000	$77,028
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (c)	105,000	79,801
Willowbrook Mall
5.867%, 03/05/35 (144A)	1,000,000	1,026,175
6.277%, 03/05/35 (144A) (c)	790,000	805,492
		23,224,511
Total Mortgage-Backed Securities (Cost $51,469,124)		44,715,870

Asset-Backed Securities—3.1%
Asset-Backed - Automobile — 0.4%
American Credit Acceptance Receivables Trust
6.090%, 11/12/27 (144A)	117,694	117,774
ARI Fleet Lease Trust
5.410%, 02/17/32 (144A)	229,081	229,582
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	172,027
Carvana Auto Receivables Trust
4.130%, 04/12/27	227,730	227,443
CPS Auto Receivables Trust
5.910%, 08/16/27 (144A)	93,099	93,199
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	640,203
5.680%, 03/15/34 (144A)	385,000	389,701
DT Auto Owner Trust
5.190%, 10/16/28 (144A)	116,970	117,008
Exeter Automobile Receivables Trust
6.110%, 09/15/27	72,921	73,060
Flagship Credit Auto Trust
5.050%, 01/18/28 (144A)	140,000	140,155
GLS Auto Receivables Issuer Trust
4.890%, 04/16/29 (144A)	380,000	381,028
4.980%, 07/16/29 (144A)	620,000	623,952
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	311,544
Santander Drive Auto Receivables Trust
4.980%, 02/15/28	183,624	183,759
5.610%, 07/17/28	495,000	498,515
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	251,458
		4,450,408
Asset-Backed - Other — 2.6%
AASET Trust
3.351%, 01/16/40 (144A)	78,031	74,919
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	550,142
Benefit Street Partners CLO XXXI Ltd.
6.650%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	575,006
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	100,663
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle U.S. CLO Ltd.
5.820%, 3M TSFR + 1.520%, 04/25/37 (144A) (c)	455,000	$455,573
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	94,245	90,080
1.690%, 07/15/60 (144A)	224,107	221,149
1.990%, 07/15/60 (144A)	240,958	221,142
5.970%, 08/15/62 (144A)	142,661	143,236
Cirrus Funding Ltd.
4.800%, 01/25/37 (144A)	813,086	810,613
Commercial Equipment Finance LLC
5.970%, 07/16/29 (144A)	309,146	312,260
DLLAA LLC
5.640%, 02/22/28 (144A)	285,000	289,140
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	466,885
3.668%, 10/25/49 (144A)	316,800	297,583
4.116%, 07/25/48 (144A)	663,250	659,977
4.328%, 07/25/48 (144A)	473,750	468,139
Elmwood CLO 19 Ltd.
6.703%, 3M TSFR + 2.400%, 10/17/36 (144A) (c)	760,000	763,704
Elmwood CLO 23 Ltd.
6.558%, 3M TSFR + 2.250%, 04/16/36 (144A) (c)	530,000	530,041
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	286,437	282,680
4.250%, 07/17/39 (144A)	1,176,771	1,163,067
Golub Capital Partners CLO 68B Ltd.
7.100%, 3M TSFR + 2.800%, 07/25/36 (144A) (c)	460,000	461,543
Invesco U.S. CLO Ltd.
6.593%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	345,005
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) (c)	996,777	100
MF1 Ltd.
6.067%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	682,136
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	565,000	527,252
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	51,109	50,489
Octagon 61 Ltd.
6.643%, 3M TSFR + 2.350%, 04/20/36 (144A) (c)	745,000	745,115
Post Road Equipment Finance LLC
4.900%, 05/15/31 (144A)	165,000	165,410
5.040%, 05/15/31 (144A)	140,000	141,113
PRET LLC
5.963%, 09/25/54 (144A) (k)	117,282	117,180
5.981%, 01/25/52 (144A) (k)	569,888	569,320
Progress Residential Trust
1.510%, 10/17/38 (144A)	794,935	762,719
3.200%, 04/17/39 (144A)	268,800	261,570
3.400%, 02/17/42 (144A) (k)	645,000	602,478
4.438%, 05/17/41 (144A)	754,318	740,493
4.451%, 06/17/39 (144A)	207,346	205,213
4.750%, 10/27/39 (144A)	343,936	343,838
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	838,487
RR 23 Ltd.
6.952%, 3M TSFR + 2.650%, 10/15/35 (144A) (c)	1,110,000	1,114,200
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
RR 26 Ltd.
5.819%, 3M TSFR + 1.500%, 04/15/38 (144A) (c)	520,000	$518,852
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	136,923
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	135,084	128,328
SCF Equipment Trust LLC
5.110%, 11/21/33 (144A)	365,000	369,020
Sound Point CLO XXIX Ltd.
5.632%, 3M TSFR + 1.332%, 04/25/34 (144A) (c)	1,300,000	1,298,710
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	485,530
5.900%, 03/25/49 (144A)	265,000	268,303
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	313,560
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,348	1,694,680
Texas Debt Capital CLO Ltd.
6.593%, 3M TSFR + 2.300%, 04/20/36 (144A) (c)	635,000	635,080
Tricon Residential Trust
4.849%, 07/17/40 (144A)	770,106	767,394
5.400%, 1M TSFR + 1.100%, 03/17/42 (144A) (c)	480,000	479,999
Vantage Data Centers Issuer LLC
5.100%, 09/15/54 (144A)	995,000	982,435
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	553,363
Venture 42 CLO Ltd.
5.694%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,300,233
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (k)	113,516	113,567
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,361,930	1,189,476
3.884%, 03/15/48 (144A)	403,383	390,438
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	297,447
5.858%, 12/05/54 (144A)	235,000	238,271
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	632,613
		29,943,882
Asset-Backed - Student Loan — 0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	368,032	323,389
5.510%, 10/15/71 (144A)	458,974	466,875
		790,264
Total Asset-Backed Securities (Cost $35,734,667)		35,184,554

Foreign Government—1.2%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	200,000	199,681
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign — 1.2%
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	$173,740
5.000%, 07/15/32 (144A)	405,000	397,508
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	11,104,000	1,599,524
Bulgaria Government International Bonds
1.375%, 09/23/50 (EUR)	225,000	137,825
4.875%, 05/13/36 (EUR)	315,000	367,228
Chile Government International Bonds
1.250%, 01/22/51 (EUR)	250,000	141,515
Colombia Government International Bonds
5.000%, 06/15/45	800,000	537,000
7.750%, 11/07/36	200,000	194,164
8.375%, 11/07/54	200,000	190,850
Costa Rica Government International Bonds
6.550%, 04/03/34 (144A)	280,000	286,720
7.300%, 11/13/54 (144A)	200,000	206,500
Hungary Government International Bonds
1.625%, 04/28/32 (EUR)	1,025,000	942,091
6.125%, 05/22/28 (144A)	280,000	287,442
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	800,000	693,437
Israel Government International Bonds
5.375%, 02/19/30	200,000	201,462
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	460,000	438,954
Mexico Government International Bonds
3.500%, 02/12/34	200,000	163,942
4.750%, 03/08/44	4,000	3,096
6.000%, 05/07/36	1,040,000	1,004,588
6.400%, 05/07/54	200,000	182,542
6.875%, 05/13/37	275,000	281,490
7.375%, 05/13/55	465,000	474,998
North Macedonia Government International Bonds
3.675%, 06/03/26 (144A) (EUR)	515,000	554,702
Panama Government International Bonds
2.252%, 09/29/32	200,000	145,629
6.875%, 01/31/36	200,000	192,210
Peru Government International Bonds
3.000%, 01/15/34	70,000	58,010
5.375%, 02/08/35	340,000	333,268
5.875%, 08/08/54	235,000	227,259
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	255,000	224,032
1.750%, 04/28/41 (EUR)	300,000	224,694
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	414,103
2.750%, 04/14/41 (EUR)	1,810,000	1,185,308
5.750%, 03/24/35 (144A)	80,000	72,300
5.875%, 01/30/29 (144A)	190,000	189,197
7.500%, 02/10/37 (144A)	110,000	111,860
Saudi Government International Bonds
5.375%, 01/13/31 (144A)	200,000	204,880
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
4.375%, 01/23/31	240,000	$235,743
		13,279,811
Total Foreign Government (Cost $16,114,563)		13,479,492

Municipals—0.4%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	306,250
6.319%, 11/01/29	315,000	315,695
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	506,573
5.175%, 11/15/49	55,000	49,492
Municipal Electric Authority of Georgia
6.637%, 04/01/57	187,000	204,715
New York Transportation Development Corp.
4.248%, 09/01/35	870,000	846,992
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,318,654
State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	966,980
State of California, General Obligation Unlimited
7.300%, 10/01/39	180,000	209,064
Total Municipals (Cost $4,891,469)		4,724,415

Floating Rate Loan (l)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (m) (n) (o) (Cost $587)	587	0

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $4,530,134; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $4,620,401	4,529,725	4,529,725
Total Short-Term Investments (Cost $4,529,725)		4,529,725

Securities Lending Reinvestments (p)—1.8%
Repurchase Agreements—0.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $1,020,001	1,000,000	1,000,000
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	$1,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $46,376; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $47,352	46,370	46,370
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $1,025,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $1,020,100	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $1,100,954; collateralized by various Common Stock with an aggregate market value of $1,226,613	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $16,730; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $17,063	16,728	16,728
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	1,000,000
		7,163,098
Time Deposit—0.0%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	455,791	455,791

Mutual Funds—1.2%
Allspring Government Money Market Fund, Select Class, 4.270% (q)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (q)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (q)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (q)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (q)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (q)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (q)	2,000,000	2,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (q)	1,000,000	$1,000,000
		13,000,000
Total Securities Lending Reinvestments (Cost $20,618,889)		20,618,889
Total Investments—106.7% (Cost $1,182,309,177)		1,205,656,464
Other assets and liabilities (net)—(6.7)%		(75,598,312)
Net Assets—100.0%		$1,130,058,152

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $23,038,137 and the collateral received consisted of cash in the amount of $20,618,889 and non-cash collateral with a value of $3,471,426. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Interest only security.
(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2025, the market value of securities pledged was $55,911.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $1,922,405.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $1,844,283.
(j)	Principal amount of security is adjusted for inflation.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Security was valued in good faith under procedures subject to oversight by the Board of
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(o)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(q)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$122,950,059, which is 10.9% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(100,000)	$(87,902)	$(88,563)
Government National Mortgage Association, TBA	3.500%	TBA	(1,480,000)	(1,344,249)	(1,354,091)
Government National Mortgage Association, TBA	6.000%	TBA	(2,940,000)	(2,974,324)	(2,983,780)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(56,564)	(56,617)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(1,470,000)	(1,219,558)	(1,222,211)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(1,804,000)	(1,582,925)	(1,587,073)
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	(5,625,000)	(5,066,093)	(5,070,856)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(4,235,000)	(3,945,087)	(3,945,801)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(1,093,000)	(1,072,512)	(1,078,336)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(2,250,000)	(2,205,945)	(2,205,114)
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	(555,000)	(570,718)	(572,271)
Totals				$(20,125,877)	$(20,164,713)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	214,000	MSIP	06/18/25	USD	234,468	$(2,070)
EUR	214,000	SSBT	06/18/25	USD	232,421	(24)

Contracts to Deliver
BRL	9,140,000	GSI	06/18/25	USD	1,534,638	(41,239)
EUR	6,508,000	DBAG	06/18/25	USD	7,127,438	59,934
Net Unrealized Appreciation						$16,601
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	260	AUD	29,291,504	$97,013
S&P 500 Index E-Mini Futures	06/20/25	7	USD	1,978,638	(26,604)
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	6	USD	684,750	8,616
U.S. Treasury Ultra Long Bond Futures	06/18/25	5	USD	611,250	5,029

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/25	(153)	CAD	(18,994,950)	(102,487)
Euro-Bund Futures	06/06/25	(64)	EUR	(8,245,120)	17,397
Euro-Buxl 30 Year Bond Futures	06/06/25	(20)	EUR	(2,385,200)	82,616
Euro-OAT Futures	06/06/25	(21)	EUR	(2,576,490)	(8,010)
U.S. Treasury Long Bond Futures	06/18/25	(54)	USD	(6,333,188)	(26,626)
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/25	(65)	USD	(13,466,172)	$(64,128)
U.S. Treasury Note 5 Year Futures	06/30/25	(46)	USD	(4,975,188)	(56,496)
U.S. Treasury Note 10 Year Futures	06/18/25	(99)	USD	(11,010,656)	1,750
Net Unrealized Depreciation					$(71,930)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$259,839	$17,463	$242,376
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	339,511	4,460	335,051
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	84,475	(8,331)	92,806
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	116,829	12,532	104,297
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	(7,997)	—	(7,997)
Receive	12M SOFR	Annually	3.825%	Annually	02/15/34	USD	1,625,000	(10,641)	—	(10,641)
Receive	12M SOFR	Annually	4.160%	Annually	03/19/45	USD	8,460,000	(302,768)	(16,527)	(286,241)
Totals								$479,248	$9,597	$469,651
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$663,214,483	$—	$—	$663,214,483
Total U.S. Treasury & Government Agencies*	—	312,231,104	—	312,231,104
Total Corporate Bonds & Notes*	—	106,957,932	—	106,957,932
Total Mortgage-Backed Securities*	—	44,715,870	—	44,715,870
Total Asset-Backed Securities*	—	35,184,554	—	35,184,554
Total Foreign Government*	—	13,479,492	—	13,479,492
Total Municipals*	—	4,724,415	—	4,724,415
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	4,529,725	—	4,529,725
Securities Lending Reinvestments
Repurchase Agreements	—	7,163,098	—	7,163,098
Time Deposit	—	455,791	—	455,791
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	7,618,889	—	20,618,889
Total Investments	$676,214,483	$529,441,981	$0	$1,205,656,464
Collateral for Securities Loaned (Liability)	$—	$(20,618,889)	$—	$(20,618,889)
TBA Forward Sales Commitments (Liability)	$—	$(20,164,713)	$—	$(20,164,713)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$59,934	$—	$59,934
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(43,333)	—	(43,333)
Total Forward Contracts	$—	$16,601	$—	$16,601
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$212,421	$—	$—	$212,421
Futures Contracts (Unrealized Depreciation)	(284,351)	—	—	(284,351)
Total Futures Contracts	$(71,930)	$—	$—	$(71,930)
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$774,530	$—	$774,530
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(304,879)	—	(304,879)
Total Centrally Cleared Swap Contracts	$—	$469,651	$—	$469,651

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.1%
General Dynamics Corp.	63,553	$17,323,277
Lockheed Martin Corp.	64,111	28,639,025
Northrop Grumman Corp.	137,494	70,398,303
		116,360,605
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. - Class B	250,265	27,526,647
Beverages — 6.8%
Coca-Cola Co.	927,145	66,402,125
Diageo PLC	2,511,126	65,507,174
PepsiCo, Inc.	412,122	61,793,573
		193,702,872
Building Products — 1.0%
Trane Technologies PLC	82,707	27,865,643
Capital Markets — 1.4%
S&P Global, Inc.	77,178	39,214,142
Chemicals — 4.9%
Ecolab, Inc.	225,567	57,185,746
Linde PLC	180,431	84,015,891
		141,201,637
Consumer Finance — 3.0%
American Express Co.	323,499	87,037,406
Financial Services — 6.6%
Mastercard, Inc. - Class A	174,264	95,517,584
Visa, Inc. - Class A (a)	263,737	92,429,269
		187,946,853
Food Products — 0.7%
Nestle SA	200,736	20,299,927
Ground Transportation — 3.9%
Canadian National Railway Co.	578,666	56,312,419
Union Pacific Corp.	235,926	55,735,158
		112,047,577
Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	423,742	56,209,376
Medtronic PLC	115,233	10,354,837
Stryker Corp.	225,647	83,997,096
		150,561,309
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	201,699	105,639,851
Hotels, Restaurants & Leisure — 3.5%
McDonald's Corp.	320,971	100,261,711
Household Products — 4.3%
Colgate-Palmolive Co.	575,589	53,932,689
Security Description	Shares	Value
Household Products—(Continued)
Procter & Gamble Co.	397,355	$67,717,239
		121,649,928
Industrial Conglomerates — 2.8%
Honeywell International, Inc.	379,561	80,372,042
Insurance — 5.0%
Chubb Ltd.	219,819	66,383,140
Marsh & McLennan Cos., Inc.	317,962	77,592,267
		143,975,407
Interactive Media & Services — 2.3%
Alphabet, Inc. - Class A	428,134	66,206,642
IT Services — 2.7%
Accenture PLC - Class A	250,684	78,223,435
Life Sciences Tools & Services — 2.9%
Danaher Corp.	410,414	84,134,870
Machinery — 1.9%
Deere & Co. (a)	113,811	53,417,193
Pharmaceuticals — 4.4%
Johnson & Johnson	282,675	46,878,822
Merck & Co., Inc.	325,208	29,190,670
Zoetis, Inc.	295,599	48,670,375
		124,739,867
Professional Services — 2.1%
Automatic Data Processing, Inc.	200,861	61,369,061
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom, Inc.	425,747	71,282,820
Texas Instruments, Inc.	468,987	84,276,964
		155,559,784
Software — 6.3%
Intuit, Inc.	120,460	73,961,236
Microsoft Corp.	281,601	105,710,199
		179,671,435
Specialized REITs — 1.0%
Public Storage	90,887	27,201,570
Specialty Retail — 4.7%
Home Depot, Inc.	143,126	52,454,248
TJX Cos., Inc.	681,620	83,021,316
		135,475,564
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	466,550	103,634,752
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 2.8%
NIKE, Inc. - Class B (a)	1,241,886	$78,834,923
Total Common Stocks (Cost $2,153,021,352)		2,804,132,653

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $37,689,433; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $38,439,943	37,686,031	37,686,031
Total Short-Term Investments (Cost $37,686,031)		37,686,031
Total Investments—99.4% (Cost $2,190,707,383)		2,841,818,684
Other assets and liabilities (net)—0.6%		16,172,735
Net Assets—100.0%		$2,857,991,419

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $135,069,293 and the collateral received consisted of non-cash collateral with a value of $135,766,077. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$116,360,605	$—	$—	$116,360,605
Air Freight & Logistics	27,526,647	—	—	27,526,647
Beverages	128,195,698	65,507,174	—	193,702,872
Building Products	27,865,643	—	—	27,865,643
Capital Markets	39,214,142	—	—	39,214,142
Chemicals	141,201,637	—	—	141,201,637
Consumer Finance	87,037,406	—	—	87,037,406
Financial Services	187,946,853	—	—	187,946,853
Food Products	—	20,299,927	—	20,299,927
Ground Transportation	112,047,577	—	—	112,047,577
Health Care Equipment & Supplies	150,561,309	—	—	150,561,309
Health Care Providers & Services	105,639,851	—	—	105,639,851
Hotels, Restaurants & Leisure	100,261,711	—	—	100,261,711
Household Products	121,649,928	—	—	121,649,928
Industrial Conglomerates	80,372,042	—	—	80,372,042
Insurance	143,975,407	—	—	143,975,407
Interactive Media & Services	66,206,642	—	—	66,206,642
IT Services	78,223,435	—	—	78,223,435
Life Sciences Tools & Services	84,134,870	—	—	84,134,870
Machinery	53,417,193	—	—	53,417,193
Pharmaceuticals	124,739,867	—	—	124,739,867
Professional Services	61,369,061	—	—	61,369,061
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$155,559,784	$—	$—	$155,559,784
Software	179,671,435	—	—	179,671,435
Specialized REITs	27,201,570	—	—	27,201,570
Specialty Retail	135,475,564	—	—	135,475,564
Technology Hardware, Storage & Peripherals	103,634,752	—	—	103,634,752
Textiles, Apparel & Luxury Goods	78,834,923	—	—	78,834,923
Total Common Stocks	2,718,325,552	85,807,101	—	2,804,132,653
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	37,686,031	—	37,686,031
Total Investments	$2,718,325,552	$123,493,132	$0	$2,841,818,684

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-135

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
BWX Technologies, Inc.	50,477	$4,979,556
L3Harris Technologies, Inc.	23,432	4,904,552
		9,884,108
Automobile Components — 0.7%
Mobileye Global, Inc. - Class A (a) (b)	282,901	4,072,360
Modine Manufacturing Co. (a) (b)	31,351	2,406,189
		6,478,549
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. (a) (b)	25,658	6,928,173
Natera, Inc. (b)	64,417	9,109,208
United Therapeutics Corp. (b)	23,904	7,368,886
		23,406,267
Building Products — 1.5%
Builders FirstSource, Inc. (b)	79,781	9,967,838
Trex Co., Inc. (a) (b)	66,888	3,886,193
		13,854,031
Capital Markets — 4.2%
Carlyle Group, Inc. (a)	291,969	12,726,929
KKR & Co., Inc.	93,417	10,799,939
MSCI, Inc.	18,033	10,197,662
Nasdaq, Inc.	60,358	4,578,758
		38,303,288
Commercial Services & Supplies — 2.8%
Cintas Corp.	24,040	4,940,941
Rollins, Inc.	217,272	11,739,206
Waste Connections, Inc.	44,196	8,626,618
		25,306,765
Communications Equipment — 0.6%
Arista Networks, Inc. (b)	75,957	5,885,148
Construction & Engineering — 1.2%
Quanta Services, Inc. (a)	42,430	10,784,857
Construction Materials — 1.5%
Eagle Materials, Inc.	61,077	13,554,819
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. (b)	99,863	12,686,596
Electrical Equipment — 0.9%
Vertiv Holdings Co. - Class A	111,153	8,025,247
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. - Class A	152,652	10,012,445
CDW Corp.	40,694	6,521,621
Cognex Corp.	55,180	1,646,019
		18,180,085
Financial Services — 3.1%
Apollo Global Management, Inc. (a)	98,380	13,472,157
Security Description	Shares	Value
Financial Services—(Continued)
Block, Inc. (a) (b)	272,046	$14,780,259
		28,252,416
Food Products — 0.6%
Lamb Weston Holdings, Inc.	98,676	5,259,431
Ground Transportation — 3.6%
Knight-Swift Transportation Holdings, Inc.	229,060	9,961,819
XPO, Inc. (a) (b)	213,494	22,967,685
		32,929,504
Health Care Equipment & Supplies — 10.5%
Alcon AG	142,032	13,483,098
Align Technology, Inc. (b)	50,240	7,981,126
Dexcom, Inc. (b)	230,794	15,760,922
GE HealthCare Technologies, Inc.	84,086	6,786,581
Hologic, Inc. (b)	79,702	4,923,192
IDEXX Laboratories, Inc. (a) (b)	28,985	12,172,251
Inspire Medical Systems, Inc. (a) (b)	61,810	9,845,097
ResMed, Inc. (a)	48,108	10,768,976
STERIS PLC	58,595	13,280,557
		95,001,800
Health Care Technology — 1.7%
Veeva Systems, Inc. - Class A (b)	68,056	15,763,811
Hotels, Restaurants & Leisure — 3.7%
Caesars Entertainment, Inc. (a) (b)	336,105	8,402,625
Chipotle Mexican Grill, Inc. (b)	133,996	6,727,939
Domino's Pizza, Inc. (a)	16,388	7,529,466
DraftKings, Inc. - Class A (b)	319,570	10,612,920
		33,272,950
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	160,990	8,687,020
Insurance — 2.0%
Aon PLC - Class A	44,838	17,894,397
Interactive Media & Services — 0.3%
Match Group, Inc. (a)	88,672	2,766,566
IT Services — 5.9%
Cognizant Technology Solutions Corp. - Class A	162,208	12,408,912
EPAM Systems, Inc. (b)	53,909	9,101,996
Gartner, Inc. (b)	5,464	2,293,459
MongoDB, Inc. (b)	39,301	6,893,395
Snowflake, Inc. - Class A (b)	25,627	3,745,642
Twilio, Inc. - Class A (b)	190,182	18,620,720
		53,064,124
Leisure Products — 1.8%
Mattel, Inc. (b)	842,495	16,369,678
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	65,667	7,681,726
BHFTII-136

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Avantor, Inc. (a) (b)	187,284	$3,035,874
Mettler-Toledo International, Inc. (b)	8,371	9,885,397
		20,602,997
Media — 0.5%
Trade Desk, Inc. - Class A (b)	81,524	4,460,993
Metals & Mining — 1.0%
ATI, Inc. (b)	175,133	9,112,170
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	105,479	24,407,841
Permian Resources Corp. (a)	657,205	9,102,289
		33,510,130
Professional Services — 2.6%
Equifax, Inc.	26,083	6,352,775
KBR, Inc. (a)	105,165	5,238,269
TransUnion	141,886	11,775,119
		23,366,163
Real Estate Management & Development — 0.8%
CoStar Group, Inc. (a) (b)	88,932	7,046,082
Semiconductors & Semiconductor Equipment — 6.9%
Allegro MicroSystems, Inc. (a) (b)	456,798	11,479,334
Entegris, Inc.	50,458	4,414,066
KLA Corp.	11,969	8,136,526
Lattice Semiconductor Corp. (a) (b)	194,619	10,207,767
Marvell Technology, Inc. (a)	199,576	12,287,894
Monolithic Power Systems, Inc.	26,986	15,651,340
		62,176,927
Software — 16.4%
AppLovin Corp. - Class A (a) (b)	64,695	17,142,234
Bill Holdings, Inc. (a) (b)	215,989	9,911,735
Confluent, Inc. - Class A (a) (b)	215,965	5,062,220
Datadog, Inc. - Class A (b)	84,346	8,367,967
Dolby Laboratories, Inc. - Class A	114,954	9,231,956
Fair Isaac Corp. (b)	9,238	17,036,350
Fortinet, Inc. (b)	174,709	16,817,488
Guidewire Software, Inc. (b)	49,670	9,306,171
HubSpot, Inc. (b)	27,711	15,831,017
Palantir Technologies, Inc. - Class A (b)	257,356	21,720,847
Unity Software, Inc. (a) (b)	265,793	5,206,885
Zscaler, Inc. (b)	67,610	13,415,176
		149,050,046
Specialty Retail — 4.1%
Burlington Stores, Inc. (b)	62,235	14,832,468
Lithia Motors, Inc. (a)	31,789	9,331,343
Ross Stores, Inc.	60,179	7,690,274
Tractor Supply Co.	95,188	5,244,859
		37,098,944
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 1.0%
On Holding AG - Class A (b)	85,343	$3,748,265
Skechers USA, Inc. - Class A (b)	102,300	5,808,594
		9,556,859
Trading Companies & Distributors — 4.5%
Beacon Roofing Supply, Inc. (b)	151,927	18,793,370
FTAI Aviation Ltd. (a)	199,219	22,119,286
		40,912,656
Total Common Stocks (Cost $857,010,132)		892,505,424

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $17,389,428; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $17,735,815	17,387,858	17,387,858
Total Short-Term Investments (Cost $17,387,858)		17,387,858

Securities Lending Reinvestments (c)—5.0%
Certificate of Deposit—0.2%
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (d)	2,000,000	2,001,180
Repurchase Agreements—1.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $1,020,001	1,000,000	1,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $962,509; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $982,780	962,391	962,391
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,437,783; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,466,539	1,437,609	1,437,609
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $2,001,734; collateralized by various Common Stock with an aggregate market value of $2,230,206	2,000,000	2,000,000
BHFTII-137

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	$5,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,242	2,000,000	2,000,000
		14,500,000
Time Deposit—0.2%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	1,507,349	1,507,349

Mutual Funds—3.0%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	3,000,000	3,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	4,000,000	$4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	5,000,000	5,000,000
		27,000,000
Total Securities Lending Reinvestments (Cost $45,007,349)		45,008,529
Total Investments—105.4% (Cost $919,405,339)		954,901,811
Other assets and liabilities (net)—(5.4)%		(49,043,595)
Net Assets—100.0%		$905,858,216

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $125,057,482 and the collateral received consisted of cash in the amount of $45,007,349 and non-cash collateral with a value of $83,362,780. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$892,505,424	$—	$—	$892,505,424
Total Short-Term Investments*	—	17,387,858	—	17,387,858
Securities Lending Reinvestments
Certificate of Deposit	—	2,001,180	—	2,001,180
Repurchase Agreements	—	14,500,000	—	14,500,000
Time Deposit	—	1,507,349	—	1,507,349
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	18,008,529	—	45,008,529
Total Investments	$919,505,424	$35,396,387	$—	$954,901,811
Collateral for Securities Loaned (Liability)	$—	$(45,007,349)	$—	$(45,007,349)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-138

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.3%
Axon Enterprise, Inc. (a)	20,287	$10,669,948
Boeing Co. (a)	266,024	45,370,393
General Electric Co.	145,357	29,093,204
		85,133,545
Automobiles — 2.1%
Tesla, Inc. (a)	206,076	53,406,656
Biotechnology — 1.9%
Vertex Pharmaceuticals, Inc. (a)	101,468	49,193,716
Broadline Retail — 9.0%
Amazon.com, Inc. (a)	1,065,059	202,638,125
MercadoLibre, Inc. (a)	14,108	27,522,874
		230,160,999
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	24,477	13,371,540
KKR & Co., Inc.	119,246	13,786,030
LPL Financial Holdings, Inc.	24,637	8,059,748
Moody's Corp.	45,349	21,118,576
		56,335,894
Consumer Staples Distribution & Retail — 3.8%
Costco Wholesale Corp.	61,026	57,717,170
Walmart, Inc.	445,655	39,124,053
		96,841,223
Electric Utilities — 0.6%
Constellation Energy Corp.	79,516	16,032,811
Electrical Equipment — 0.3%
Vertiv Holdings Co. - Class A	87,414	6,311,291
Entertainment — 7.5%
Netflix, Inc. (a)	128,254	119,600,703
Spotify Technology SA (a)	50,796	27,939,324
Walt Disney Co.	455,255	44,933,668
		192,473,695
Financial Services — 5.7%
Mastercard, Inc. - Class A	153,166	83,953,348
Visa, Inc. - Class A (b)	177,975	62,373,119
		146,326,467
Ground Transportation — 1.8%
Uber Technologies, Inc. (a)	611,691	44,567,806
Health Care Equipment & Supplies — 2.5%
Dexcom, Inc. (a)	266,715	18,213,968
Edwards Lifesciences Corp. (a)	279,875	20,285,340
Intuitive Surgical, Inc. (a)	49,352	24,442,565
		62,941,873
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. - Class A (a)	156,117	18,649,737
Cava Group, Inc. (a) (b)	109,099	9,427,245
Hilton Worldwide Holdings, Inc.	100,821	22,941,818
Starbucks Corp.	84,982	8,335,884
		59,354,684
Security Description	Shares	Value
Insurance — 0.9%
Progressive Corp.	77,101	$21,820,354
Interactive Media & Services — 10.1%
Alphabet, Inc. - Class A	361,545	55,909,319
Alphabet, Inc. - Class C	358,679	56,036,420
Meta Platforms, Inc. - Class A	253,640	146,187,950
		258,133,689
IT Services — 0.7%
Snowflake, Inc. - Class A (a)	124,657	18,219,867
Media — 0.6%
Trade Desk, Inc. - Class A (a)	268,750	14,706,000
Pharmaceuticals — 5.1%
AstraZeneca PLC (ADR)	188,937	13,886,869
Eli Lilly & Co.	104,233	86,087,077
Novo Nordisk AS (ADR) (b)	448,631	31,152,937
		131,126,883
Semiconductors & Semiconductor Equipment — 14.2%
Broadcom, Inc.	621,856	104,117,350
NVIDIA Corp.	2,030,552	220,071,226
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	146,843	24,375,938
Texas Instruments, Inc.	71,986	12,935,884
		361,500,398
Software — 13.0%
Adobe, Inc. (a)	27,362	10,494,148
AppLovin Corp. - Class A (a)	21,690	5,747,199
Cadence Design Systems, Inc. (a) (b)	184,134	46,830,800
Crowdstrike Holdings, Inc. - Class A (a) (b)	119,646	42,184,787
Datadog, Inc. - Class A (a)	126,580	12,558,002
Microsoft Corp.	415,646	156,029,352
Salesforce, Inc.	97,791	26,243,193
Samsara, Inc. - Class A (a) (b)	171,832	6,586,320
ServiceNow, Inc. (a)	33,199	26,431,052
		333,104,853
Specialty Retail — 2.4%
Industria de Diseno Textil SA	248,740	12,407,697
O'Reilly Automotive, Inc. (a)	20,698	29,651,541
TJX Cos., Inc.	165,834	20,198,581
		62,257,819
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	688,194	152,868,533
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG	91,890	21,517,862
NIKE, Inc. - Class B	230,957	14,661,150
		36,179,012
Total Common Stocks (Cost $1,514,042,685)		2,488,998,068
BHFTII-139

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—0.6%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $16,117,575; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $16,438,487	16,116,120	$16,116,120
Total Short-Term Investments (Cost $16,116,120)		16,116,120

Securities Lending Reinvestments (c)—1.0%
Certificate of Deposit—0.0%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Repurchase Agreements—0.1%
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,926,707; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $1,965,242	1,926,474	1,926,474
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $47,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $47,972	47,031	47,031
		2,973,505
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	1,314,395	1,314,395

Mutual Funds—0.8%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	3,000,000	3,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	3,000,000	$3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	3,000,000	3,000,000
		21,000,000
Total Securities Lending Reinvestments (Cost $26,287,900)		26,287,898
Total Investments—99.0% (Cost $1,556,446,705)		2,531,402,086
Other assets and liabilities (net)—1.0%		25,052,648
Net Assets—100.0%		$2,556,454,734

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $132,755,124 and the collateral received consisted of cash in the amount of $26,287,900 and non-cash collateral with a value of $108,426,555. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$85,133,545	$—	$—	$85,133,545
Automobiles	53,406,656	—	—	53,406,656
Biotechnology	49,193,716	—	—	49,193,716
Broadline Retail	230,160,999	—	—	230,160,999
Capital Markets	56,335,894	—	—	56,335,894
Consumer Staples Distribution & Retail	96,841,223	—	—	96,841,223
Electric Utilities	16,032,811	—	—	16,032,811
Electrical Equipment	6,311,291	—	—	6,311,291
Entertainment	192,473,695	—	—	192,473,695
Financial Services	146,326,467	—	—	146,326,467
Ground Transportation	44,567,806	—	—	44,567,806
Health Care Equipment & Supplies	62,941,873	—	—	62,941,873
BHFTII-140

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$59,354,684	$—	$—	$59,354,684
Insurance	21,820,354	—	—	21,820,354
Interactive Media & Services	258,133,689	—	—	258,133,689
IT Services	18,219,867	—	—	18,219,867
Media	14,706,000	—	—	14,706,000
Pharmaceuticals	131,126,883	—	—	131,126,883
Semiconductors & Semiconductor Equipment	361,500,398	—	—	361,500,398
Software	333,104,853	—	—	333,104,853
Specialty Retail	49,850,122	12,407,697	—	62,257,819
Technology Hardware, Storage & Peripherals	152,868,533	—	—	152,868,533
Textiles, Apparel & Luxury Goods	14,661,150	21,517,862	—	36,179,012
Total Common Stocks	2,455,072,509	33,925,559	—	2,488,998,068
Total Short-Term Investments*	—	16,116,120	—	16,116,120
Securities Lending Reinvestments
Certificate of Deposit	—	999,998	—	999,998
Repurchase Agreements	—	2,973,505	—	2,973,505
Time Deposit	—	1,314,395	—	1,314,395
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	5,287,898	—	26,287,898
Total Investments	$2,476,072,509	$55,329,577	$—	$2,531,402,086
Collateral for Securities Loaned (Liability)	$—	$(26,287,900)	$—	$(26,287,900)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-141

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.8%
AAR Corp. (a)	13,601	$761,520
Cadre Holdings, Inc. (b)	21,654	641,175
Hexcel Corp.	13,712	750,869
Kratos Defense & Security Solutions, Inc. (a)	51,484	1,528,560
Mercury Systems, Inc. (a) (b)	46,282	1,994,291
Moog, Inc. - Class A	28,443	4,930,594
V2X, Inc. (a)	44,253	2,170,610
		12,777,619
Automobile Components — 1.4%
Dorman Products, Inc. (a)	6,088	733,847
Garrett Motion, Inc. (b)	311,459	2,606,912
Modine Manufacturing Co. (a)	6,561	503,557
Patrick Industries, Inc. (b)	10,456	884,159
		4,728,475
Banks — 10.0%
Ameris Bancorp	55,426	3,190,875
Bancorp, Inc. (a) (b)	14,811	782,613
Cadence Bank	81,023	2,459,858
Hanmi Financial Corp.	34,144	773,703
Home BancShares, Inc.	129,203	3,652,569
Hope Bancorp, Inc.	156,633	1,639,947
Pinnacle Financial Partners, Inc.	35,930	3,810,017
Popular, Inc.	41,204	3,806,013
Prosperity Bancshares, Inc.	46,321	3,305,930
SouthState Corp.	36,135	3,354,051
Western Alliance Bancorp	37,985	2,918,388
Wintrust Financial Corp.	36,232	4,074,651
		33,768,615
Beverages — 0.3%
Vita Coco Co., Inc. (a)	29,412	901,478
Biotechnology — 2.4%
Akero Therapeutics, Inc. (a)	10,335	418,361
Alkermes PLC (a)	77,189	2,548,781
Insmed, Inc. (a)	13,203	1,007,257
Mirum Pharmaceuticals, Inc. (a) (b)	11,960	538,798
Rhythm Pharmaceuticals, Inc. (a)	12,791	677,539
Scholar Rock Holding Corp. (a)	16,068	516,586
Ultragenyx Pharmaceutical, Inc. (a)	11,826	428,220
Vericel Corp. (a)	22,316	995,740
Viridian Therapeutics, Inc. (a)	28,953	390,286
Xencor, Inc. (a)	22,598	240,443
Xenon Pharmaceuticals, Inc. (a)	14,213	476,846
		8,238,857
Building Products — 2.5%
AZEK Co., Inc. (a)	9,255	452,477
CSW Industrials, Inc.	2,600	757,952
Griffon Corp.	40,761	2,914,411
Quanex Building Products Corp. (b)	77,150	1,434,219
UFP Industries, Inc.	27,161	2,907,313
		8,466,372
Security Description	Shares	Value
Capital Markets — 3.7%
Donnelley Financial Solutions, Inc. (a)	26,850	$1,173,613
Hamilton Lane, Inc. - Class A (b)	7,686	1,142,678
Marex Group PLC	95,511	3,373,448
P10, Inc. - Class A	44,093	518,093
Perella Weinberg Partners	61,093	1,124,111
Piper Sandler Cos.	3,898	965,379
PJT Partners, Inc. - Class A	8,862	1,221,893
Stifel Financial Corp.	32,172	3,032,533
		12,551,748
Chemicals — 1.6%
Cabot Corp.	29,782	2,476,075
Ecovyst, Inc. (a)	216,145	1,340,099
Hawkins, Inc. (b)	15,731	1,666,228
		5,482,402
Commercial Services & Supplies — 3.1%
ACV Auctions, Inc. - Class A (a) (b)	54,961	774,400
Casella Waste Systems, Inc. - Class A (a) (b)	13,696	1,527,241
CECO Environmental Corp. (a) (b)	85,152	1,941,466
Clean Harbors, Inc. (a)	9,321	1,837,169
Pursuit Attractions & Hospitality, Inc. (a)	34,649	1,226,228
VSE Corp. (b)	27,613	3,313,284
		10,619,788
Construction & Engineering — 2.3%
Arcosa, Inc.	48,844	3,766,849
Construction Partners, Inc. - Class A (a)	15,020	1,079,488
Limbach Holdings, Inc. (a)	28,630	2,132,076
Sterling Infrastructure, Inc. (a)	7,635	864,358
		7,842,771
Construction Materials — 1.2%
Knife River Corp. (a) (b)	45,781	4,129,904
Containers & Packaging — 0.4%
TriMas Corp. (b)	50,899	1,192,564
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc. (a)	5,749	994,692
OneSpaWorld Holdings Ltd.	37,885	636,089
Stride, Inc. (a)	6,371	805,932
		2,436,713
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	23,054	1,413,441
Electric Utilities — 0.8%
TXNM Energy, Inc.	49,207	2,631,590
Electrical Equipment — 0.5%
Powell Industries, Inc. (b)	9,391	1,599,569
Electronic Equipment, Instruments & Components — 5.9%
Advanced Energy Industries, Inc. (b)	7,820	745,324
Bel Fuse, Inc. - Class B	39,138	2,929,871
BHFTII-142

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Crane NXT Co. (b)	37,608	$1,933,051
Itron, Inc. (a)	9,743	1,020,677
Littelfuse, Inc.	8,058	1,585,331
Novanta, Inc. (a)	4,580	585,645
OSI Systems, Inc. (a)	2,020	392,567
PAR Technology Corp. (a) (b)	11,033	676,764
TD SYNNEX Corp.	26,111	2,714,499
TTM Technologies, Inc. (a)	120,626	2,474,039
Vishay Intertechnology, Inc.	59,870	951,933
Vontier Corp.	118,435	3,890,590
		19,900,291
Energy Equipment & Services — 3.2%
Cactus, Inc. - Class A	19,544	895,701
Noble Corp. PLC	94,468	2,238,892
NPK International, Inc. (a)	248,284	1,442,530
Oceaneering International, Inc. (a) (b)	100,836	2,199,233
Tidewater, Inc. (a) (b)	42,977	1,816,638
Weatherford International PLC	41,220	2,207,331
		10,800,325
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. - Class C (a)	57,922	2,317,459
Financial Services — 2.2%
EVERTEC, Inc.	25,773	947,673
Federal Agricultural Mortgage Corp. - Class C	21,308	3,995,463
Walker & Dunlop, Inc.	3,700	315,832
WEX, Inc. (a)	14,334	2,250,725
		7,509,693
Food Products — 2.1%
J&J Snack Foods Corp. (b)	9,345	1,230,923
Nomad Foods Ltd.	153,847	3,023,094
Post Holdings, Inc. (a)	22,952	2,670,695
		6,924,712
Gas Utilities — 1.5%
MDU Resources Group, Inc.	136,174	2,302,702
UGI Corp. (b)	86,830	2,871,468
		5,174,170
Ground Transportation — 0.2%
RXO, Inc. (a)	28,289	540,320
Health Care Equipment & Supplies — 3.2%
Embecta Corp.	75,634	964,334
Establishment Labs Holdings, Inc. (a) (b)	11,695	477,214
Glaukos Corp. (a)	8,309	817,772
Haemonetics Corp. (a)	37,238	2,366,475
Integer Holdings Corp. (a) (b)	6,390	754,084
Lantheus Holdings, Inc. (a)	23,828	2,325,613
Merit Medical Systems, Inc. (a)	14,093	1,489,771
PROCEPT BioRobotics Corp. (a)	15,208	886,018
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
UFP Technologies, Inc. (a) (b)	4,186	$844,358
		10,925,639
Health Care Providers & Services — 3.6%
Addus HomeCare Corp. (a)	15,106	1,493,832
Concentra Group Holdings Parent, Inc. (b)	152,072	3,299,962
Ensign Group, Inc.	5,856	757,766
HealthEquity, Inc. (a)	11,707	1,034,548
NeoGenomics, Inc. (a)	37,032	351,434
Option Care Health, Inc. (a)	76,047	2,657,843
RadNet, Inc. (a) (b)	17,265	858,416
Select Medical Holdings Corp. (b)	97,680	1,631,256
		12,085,057
Hotels, Restaurants & Leisure — 1.8%
Churchill Downs, Inc.	22,439	2,492,300
Life Time Group Holdings, Inc. (a)	45,006	1,359,181
Six Flags Entertainment Corp. (b)	44,338	1,581,537
Texas Roadhouse, Inc.	4,394	732,172
		6,165,190
Household Durables — 1.2%
Cavco Industries, Inc. (a)	1,145	594,976
Champion Homes, Inc. (a)	15,779	1,495,218
KB Home (b)	33,101	1,923,830
		4,014,024
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp. (a)	19,239	3,841,451
Industrial REITs — 0.8%
STAG Industrial, Inc.	71,895	2,596,847
Insurance — 3.3%
Baldwin Insurance Group, Inc. (a)	23,609	1,055,086
Employers Holdings, Inc.	44,711	2,264,165
Fidelis Insurance Holdings Ltd.	93,420	1,513,404
Kemper Corp.	36,976	2,471,846
Skyward Specialty Insurance Group, Inc. (a)	70,985	3,756,526
		11,061,027
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	22,212	647,036
IT Services — 0.9%
Grid Dynamics Holdings, Inc. (a)	55,209	864,021
Kyndryl Holdings, Inc. (a)	73,420	2,305,388
		3,169,409
Leisure Products — 1.0%
Brunswick Corp.	26,438	1,423,686
YETI Holdings, Inc. (a)	55,870	1,849,297
		3,272,983
BHFTII-143

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 3.7%
Allison Transmission Holdings, Inc.	27,263	$2,608,251
Atmus Filtration Technologies, Inc.	67,537	2,480,634
Blue Bird Corp. (a) (b)	58,104	1,880,827
ESCO Technologies, Inc.	8,812	1,402,166
Kadant, Inc. (b)	7,364	2,481,005
Kornit Digital Ltd. (a)	25,601	488,467
RBC Bearings, Inc. (a)	3,586	1,153,867
		12,495,217
Media — 0.6%
John Wiley & Sons, Inc. - Class A	47,788	2,129,433
Metals & Mining — 0.2%
ATI, Inc. (a)	14,832	771,709
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp. (a)	99,052	4,005,663
California Resources Corp.	50,638	2,226,553
International Seaways, Inc.	23,656	785,379
Magnolia Oil & Gas Corp. - Class A	35,758	903,247
Northern Oil & Gas, Inc.	54,517	1,648,049
		9,568,891
Paper & Forest Products — 0.7%
Magnera Corp. (a)	121,338	2,203,498
Personal Care Products — 0.9%
BellRing Brands, Inc. (a)	32,741	2,437,895
Interparfums, Inc. (b)	6,393	727,971
		3,165,866
Pharmaceuticals — 2.9%
ANI Pharmaceuticals, Inc. (a)	39,506	2,644,927
Axsome Therapeutics, Inc. (a)	5,999	699,663
Collegium Pharmaceutical, Inc. (a)	36,609	1,092,779
Ligand Pharmaceuticals, Inc. (a)	8,883	933,959
Supernus Pharmaceuticals, Inc. (a)	93,773	3,071,066
Verona Pharma PLC (ADR) (a) (b)	16,805	1,066,949
WaVe Life Sciences Ltd. (a)	51,438	415,619
		9,924,962
Professional Services — 2.7%
Alight, Inc. - Class A (b)	358,025	2,123,089
Concentrix Corp. (b)	54,725	3,044,899
Huron Consulting Group, Inc. (a)	6,547	939,167
KBR, Inc.	7,057	351,509
Korn Ferry	38,035	2,579,914
		9,038,578
Real Estate Management & Development — 0.8%
Colliers International Group, Inc.	21,787	2,642,763
Retail REITs — 0.8%
Agree Realty Corp. (b)	34,862	2,690,998
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 1.4%
MACOM Technology Solutions Holdings, Inc. (a)	11,249	$1,129,175
MKS Instruments, Inc.	22,235	1,782,135
Onto Innovation, Inc. (a)	4,604	558,649
Silicon Laboratories, Inc. (a)	7,086	797,671
Veeco Instruments, Inc. (a) (b)	15,089	302,987
		4,570,617
Software — 3.2%
Agilysys, Inc. (a)	8,182	593,522
Clearwater Analytics Holdings, Inc. - Class A (a)	39,376	1,055,277
Commvault Systems, Inc. (a)	3,082	486,216
Five9, Inc. (a)	41,305	1,121,431
Intapp, Inc. (a)	26,029	1,519,573
PagerDuty, Inc. (a)	106,182	1,939,945
Procore Technologies, Inc. (a)	13,281	876,811
Tenable Holdings, Inc. (a)	9,706	339,516
Varonis Systems, Inc. (a)	25,273	1,022,293
Vertex, Inc. - Class A (a)	31,471	1,101,800
Workiva, Inc. (a) (b)	9,788	743,007
		10,799,391
Specialized REITs — 0.6%
PotlatchDeltic Corp.	45,797	2,066,361
Specialty Retail — 2.0%
Academy Sports & Outdoors, Inc. (b)	42,814	1,952,746
Bath & Body Works, Inc.	60,627	1,838,211
Boot Barn Holdings, Inc. (a)	20,016	2,150,319
Warby Parker, Inc. - Class A (a)	35,814	652,889
		6,594,165
Technology Hardware, Storage & Peripherals — 0.5%
Sandisk Corp. (a)	35,613	1,695,535
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	6,533	494,483
Crocs, Inc. (a)	24,036	2,552,623
		3,047,106
Trading Companies & Distributors — 3.6%
Air Lease Corp.	53,152	2,567,773
Applied Industrial Technologies, Inc.	4,897	1,103,490
Beacon Roofing Supply, Inc. (a)	16,217	2,006,043
Herc Holdings, Inc. (b)	13,747	1,845,810
McGrath RentCorp	16,900	1,882,660
MRC Global, Inc. (a)	171,565	1,969,566
SiteOne Landscape Supply, Inc. (a)	5,099	619,222
		11,994,564
Water Utilities — 0.3%
Pure Cycle Corp. (a)	101,388	1,061,532
BHFTII-144

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 1.5%
U.S. Cellular Corp. (a) (b)	71,728	$4,959,991
Total Common Stocks (Cost $258,616,650)		331,148,716

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $6,462,003; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $6,590,669	6,461,420	6,461,420
Total Short-Term Investments (Cost $6,461,420)		6,461,420

Securities Lending Reinvestments (e)—2.9%
Repurchase Agreements—1.3%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $556,626	500,000	500,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,500,182; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,530,185	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $45,848; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $46,760	45,843	45,843
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,100,136	1,000,000	1,000,000
		4,545,843
Security Description	Principal Amount*/ Shares	Value
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	424,487	$424,487

Mutual Funds—1.5%
AB Government Money Market Portfolio, Institutional Class, 4.200% (f)	160,000	160,000
Allspring Government Money Market Fund, Select Class, 4.270% (f)	800,000	800,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	800,000	800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	800,000	800,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	800,000	800,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	500,000	500,000
		4,960,000
Total Securities Lending Reinvestments (Cost $9,930,330)		9,930,330
Total Investments—102.9% (Cost $275,008,400)		347,540,466
Other assets and liabilities (net)—(2.9)%		(9,930,698)
Net Assets—100.0%		$337,609,768

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $21,691,112 and the collateral received consisted of cash in the amount of
$9,930,330 and non-cash collateral with a value of $12,384,066. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
BHFTII-145

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$331,148,716	$—	$—	$331,148,716
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	6,461,420	—	6,461,420
Securities Lending Reinvestments
Repurchase Agreements	—	4,545,843	—	4,545,843
Time Deposit	—	424,487	—	424,487
Mutual Funds	4,960,000	—	—	4,960,000
Total Securities Lending Reinvestments	4,960,000	4,970,330	—	9,930,330
Total Investments	$336,108,716	$11,431,750	$0	$347,540,466
Collateral for Securities Loaned (Liability)	$—	$(9,930,330)	$—	$(9,930,330)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-146

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.9%
AAR Corp. (a)	54,702	$3,062,765
Cadre Holdings, Inc. (b)	87,058	2,577,788
Hexcel Corp.	55,146	3,019,795
Kratos Defense & Security Solutions, Inc. (a)	207,025	6,146,572
		14,806,920
Automobile Components — 2.8%
Dorman Products, Inc. (a)	24,480	2,950,819
Modine Manufacturing Co. (a)	26,379	2,024,589
Patrick Industries, Inc. (b)	42,043	3,555,156
		8,530,564
Banks — 1.0%
Bancorp, Inc. (a) (b)	59,555	3,146,886
Beverages — 1.2%
Vita Coco Co., Inc. (a)	118,254	3,624,485
Biotechnology — 9.0%
Akero Therapeutics, Inc. (a)	41,550	1,681,944
Alkermes PLC (a)	123,033	4,062,550
Insmed, Inc. (a)	53,091	4,050,313
Mirum Pharmaceuticals, Inc. (a)	48,087	2,166,319
Rhythm Pharmaceuticals, Inc. (a)	51,429	2,724,194
Scholar Rock Holding Corp. (a)	64,609	2,077,179
Ultragenyx Pharmaceutical, Inc. (a)	47,659	1,725,732
Vericel Corp. (a)	89,731	4,003,797
Viridian Therapeutics, Inc. (a)	116,391	1,568,951
Xencor, Inc. (a)	90,852	966,665
Xenon Pharmaceuticals, Inc. (a)	57,154	1,917,517
		26,945,161
Building Products — 1.6%
AZEK Co., Inc. (a)	37,242	1,820,761
CSW Industrials, Inc.	10,438	3,042,886
		4,863,647
Capital Markets — 5.9%
Hamilton Lane, Inc. - Class A	30,911	4,595,538
Marex Group PLC	65,952	2,329,425
P10, Inc. - Class A	177,419	2,084,673
Piper Sandler Cos.	15,682	3,883,804
PJT Partners, Inc. - Class A	35,629	4,912,527
		17,805,967
Commercial Services & Supplies — 3.1%
ACV Auctions, Inc. - Class A (a)	220,977	3,113,566
Casella Waste Systems, Inc. - Class A (a)	55,072	6,141,079
		9,254,645
Construction & Engineering — 3.7%
Arcosa, Inc.	42,244	3,257,857
Construction Partners, Inc. - Class A (a)	60,395	4,340,589
Sterling Infrastructure, Inc. (a)	30,693	3,474,754
		11,073,200
Security Description	Shares	Value
Diversified Consumer Services — 3.3%
Grand Canyon Education, Inc. (a)	23,120	$4,000,222
OneSpaWorld Holdings Ltd.	152,288	2,556,916
Stride, Inc. (a)	25,605	3,239,032
		9,796,170
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.	31,448	2,997,309
Itron, Inc. (a)	39,172	4,103,659
Novanta, Inc. (a) (b)	18,408	2,353,831
OSI Systems, Inc. (a)	8,142	1,582,316
PAR Technology Corp. (a) (b)	44,368	2,721,533
		13,758,648
Energy Equipment & Services — 3.6%
Cactus, Inc. - Class A	78,596	3,602,055
Noble Corp. PLC	58,884	1,395,551
Oceaneering International, Inc. (a)	148,578	3,240,486
Weatherford International PLC	48,323	2,587,696
		10,825,788
Financial Services — 1.7%
EVERTEC, Inc.	103,630	3,810,475
Walker & Dunlop, Inc.	14,876	1,269,815
		5,080,290
Ground Transportation — 0.7%
RXO, Inc. (a)	113,738	2,172,396
Health Care Equipment & Supplies — 5.9%
Establishment Labs Holdings, Inc. (a) (b)	47,035	1,919,263
Glaukos Corp. (a)	33,413	3,288,507
Integer Holdings Corp. (a) (b)	25,689	3,031,559
Merit Medical Systems, Inc. (a)	56,667	5,990,269
PROCEPT BioRobotics Corp. (a)	61,150	3,562,599
		17,792,197
Health Care Providers & Services — 4.0%
Ensign Group, Inc.	23,540	3,046,076
HealthEquity, Inc. (a)	47,080	4,160,460
NeoGenomics, Inc. (a)	148,863	1,412,710
RadNet, Inc. (a)	69,428	3,451,960
		12,071,206
Hotels, Restaurants & Leisure — 2.8%
Life Time Group Holdings, Inc. (a)	180,966	5,465,173
Texas Roadhouse, Inc.	17,663	2,943,186
		8,408,359
Household Durables — 0.8%
Cavco Industries, Inc. (a)	4,594	2,387,180
Insurance — 1.4%
Baldwin Insurance Group, Inc. (a)	94,933	4,242,556
BHFTII-147

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services — 0.9%
Cargurus, Inc. (a)	89,308	$2,601,542
IT Services — 1.1%
Grid Dynamics Holdings, Inc. (a)	221,958	3,473,643
Machinery — 4.1%
ESCO Technologies, Inc.	35,428	5,637,303
Kornit Digital Ltd. (a)	102,925	1,963,809
RBC Bearings, Inc. (a)	14,423	4,640,889
		12,242,001
Metals & Mining — 1.0%
ATI, Inc. (a)	59,639	3,103,017
Oil, Gas & Consumable Fuels — 1.2%
Magnolia Oil & Gas Corp. - Class A	143,776	3,631,782
Personal Care Products — 2.2%
BellRing Brands, Inc. (a)	47,735	3,554,348
Interparfums, Inc.	25,706	2,927,142
		6,481,490
Pharmaceuticals — 5.2%
Axsome Therapeutics, Inc. (a)	24,128	2,814,049
Ligand Pharmaceuticals, Inc. (a)	35,730	3,756,652
Supernus Pharmaceuticals, Inc. (a)	92,632	3,033,698
Verona Pharma PLC (ADR) (a) (b)	67,566	4,289,765
WaVe Life Sciences Ltd. (a)	206,908	1,671,817
		15,565,981
Professional Services — 1.7%
Huron Consulting Group, Inc. (a)	26,327	3,776,608
KBR, Inc.	28,392	1,414,206
		5,190,814
Semiconductors & Semiconductor Equipment — 3.7%
MACOM Technology Solutions Holdings, Inc. (a)	45,233	4,540,489
Onto Innovation, Inc. (a)	18,520	2,247,217
Silicon Laboratories, Inc. (a) (b)	28,488	3,206,894
Veeco Instruments, Inc. (a) (b)	60,680	1,218,454
		11,213,054
Software — 10.4%
Agilysys, Inc. (a)	32,897	2,386,348
Clearwater Analytics Holdings, Inc. - Class A (a)	158,333	4,243,325
Commvault Systems, Inc. (a)	12,416	1,958,748
Intapp, Inc. (a)	104,671	6,110,693
Procore Technologies, Inc. (a)	53,414	3,526,392
Tenable Holdings, Inc. (a)	39,038	1,365,549
Varonis Systems, Inc. (a)	101,632	4,111,014
Vertex, Inc. - Class A (a)	126,549	4,430,481
Workiva, Inc. (a) (b)	39,357	2,987,590
		31,120,140
Specialty Retail — 1.4%
Boot Barn Holdings, Inc. (a)	13,734	1,475,444
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Warby Parker, Inc. - Class A (a)	144,011	$2,625,320
		4,100,764
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co. (b)	26,277	1,988,906
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	19,695	4,438,071
SiteOne Landscape Supply, Inc. (a)	20,501	2,489,642
		6,927,713
Total Common Stocks (Cost $242,301,715)		294,227,112

Short-Term Investments—2.1%
Repurchase Agreement—2.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $6,348,832; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $6,475,424	6,348,258	6,348,258
Total Short-Term Investments (Cost $6,348,258)		6,348,258

Securities Lending Reinvestments (c)—1.4%
Repurchase Agreements—0.2%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $319,852; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $326,210	319,814	319,814
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $1,957; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $1,996	1,957	1,957
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $223,024	200,000	200,000
		521,771
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	206,672	206,672

Mutual Funds—1.1%
AB Government Money Market Portfolio, Institutional Class, 4.200% (d)	5,000	5,000
Allspring Government Money Market Fund, Select Class, 4.270% (d)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	500,000	500,000
BHFTII-148

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	500,000	$500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	300,000	300,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	300,000	300,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	500,000	500,000
		3,405,000
Total Securities Lending Reinvestments (Cost $4,133,443)		4,133,443
Total Investments—101.4% (Cost $252,783,416)		304,708,813
Other assets and liabilities (net)—(1.4)%		(4,306,063)
Net Assets—100.0%		$300,402,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $11,088,313 and the collateral received consisted of cash in the amount of
$4,133,443 and non-cash collateral with a value of $7,166,742. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$294,227,112	$—	$—	$294,227,112
Total Short-Term Investments*	—	6,348,258	—	6,348,258
Securities Lending Reinvestments
Repurchase Agreements	—	521,771	—	521,771
Time Deposit	—	206,672	—	206,672
Mutual Funds	3,405,000	—	—	3,405,000
Total Securities Lending Reinvestments	3,405,000	728,443	—	4,133,443
Total Investments	$297,632,112	$7,076,701	$—	$304,708,813
Collateral for Securities Loaned (Liability)	$—	$(4,133,443)	$—	$(4,133,443)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-149

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—70.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 25.6%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,199,053	$1,057,652
1.500%, 05/01/36	3,146,126	2,773,654
1.500%, 01/01/37	11,473,782	10,094,125
1.500%, 01/01/42	2,403,947	1,970,356
1.500%, 03/01/51	769,920	583,064
1.500%, 04/01/51	2,331,472	1,765,455
2.000%, 10/01/35	1,815,765	1,653,435
2.000%, 11/01/35	1,445,944	1,316,342
2.000%, 03/01/36	6,907,202	6,271,724
2.000%, 06/01/36	614,085	556,560
2.000%, 03/01/41	1,692,025	1,448,151
2.000%, 12/01/41	1,145,003	976,141
2.000%, 10/01/50	3,274,550	2,627,284
2.000%, 11/01/50	3,379,494	2,712,756
2.000%, 12/01/50	5,526,761	4,434,675
2.000%, 01/01/51	8,386,138	6,715,391
2.000%, 02/01/51	3,545,615	2,840,054
2.000%, 04/01/51	59,740,464	47,888,021
2.000%, 05/01/51	4,885,476	3,909,383
2.000%, 07/01/51	4,706,701	3,767,469
2.000%, 08/01/51	3,875,434	3,097,532
2.000%, 12/01/51	4,121,266	3,288,900
2.000%, 06/01/52	1,132,868	902,036
2.500%, 12/01/27	99,513	97,321
2.500%, 04/01/28	235,008	229,716
2.500%, 12/01/29	382,132	369,233
2.500%, 01/01/32	1,148,594	1,095,110
2.500%, 08/01/35	914,190	851,446
2.500%, 02/01/41	1,244,499	1,105,774
2.500%, 03/01/50	1,377,336	1,157,881
2.500%, 07/01/50	3,619,006	3,037,888
2.500%, 09/01/50	2,498,732	2,095,951
2.500%, 10/01/50	2,031,480	1,703,386
2.500%, 12/01/50	2,799,685	2,345,785
2.500%, 04/01/51	2,393,517	2,002,785
2.500%, 07/01/51	5,102,388	4,264,695
2.500%, 08/01/51	3,569,576	2,982,427
2.500%, 01/01/52	16,469,473	13,901,731
3.000%, 03/01/27	67,225	66,344
3.000%, 05/01/27	103,372	101,865
3.000%, 11/01/28	201,443	197,717
3.000%, 10/01/32	293,119	282,003
3.000%, 04/01/33	568,915	544,601
3.000%, 03/01/35	513,528	488,473
3.000%, 10/01/42	760,581	691,771
3.000%, 01/01/43	509,863	463,668
3.000%, 03/01/43	510,645	464,379
3.000%, 04/01/43	1,164,508	1,056,478
3.000%, 06/01/43	837,367	759,684
3.000%, 06/01/45	833,797	741,270
3.000%, 06/01/46	825,932	734,195
3.000%, 11/01/46	934,186	830,425
3.000%, 01/01/47	1,651,987	1,468,499
3.000%, 01/01/48	357,826	317,604
3.000%, 09/01/49	795,714	698,949
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 12/01/49	1,029,565	$904,362
3.000%, 02/01/50	526,141	462,158
3.000%, 04/01/50	935,420	821,023
3.000%, 05/01/50	885,445	777,479
3.000%, 07/01/50	782,075	686,228
3.000%, 08/01/50	11,340,983	9,988,420
3.000%, 09/01/50	23,169,146	20,384,444
3.000%, 11/01/50	843,424	739,012
3.000%, 11/01/52	1,326,396	1,151,558
3.500%, 12/01/25	22,697	22,567
3.500%, 05/01/26	10,712	10,638
3.500%, 09/01/30	428,969	420,781
3.500%, 04/01/32	325,791	318,019
3.500%, 01/01/42	251,687	235,057
3.500%, 03/01/42	234,158	218,552
3.500%, 02/01/43	415,108	387,442
3.500%, 05/01/43	617,736	575,486
3.500%, 06/01/43	327,743	305,395
3.500%, 06/01/44	289,241	267,762
3.500%, 10/01/44	378,166	350,084
3.500%, 12/01/44	445,900	412,788
3.500%, 05/01/45	589,592	544,658
3.500%, 11/01/45	571,167	527,637
3.500%, 12/01/45	350,059	323,380
3.500%, 03/01/46	1,001,550	922,624
3.500%, 06/01/47	457,396	419,743
3.500%, 08/01/47	297,022	272,571
3.500%, 10/01/47	412,711	378,267
3.500%, 11/01/47	402,538	369,401
3.500%, 04/01/49	272,552	248,614
3.500%, 10/01/49	376,256	343,209
3.500%, 03/01/50	504,151	459,871
3.500%, 08/01/50	1,411,354	1,286,939
4.000%, 05/01/25	2,250	2,244
4.000%, 08/01/25	3,092	3,082
4.000%, 10/01/25	5,948	5,925
4.000%, 01/01/31	118,009	116,983
4.000%, 08/01/31	136,462	135,133
4.000%, 06/01/39	147,215	141,888
4.000%, 12/01/39	281,067	270,996
4.000%, 11/01/40	200,524	193,278
4.000%, 04/01/41	240,669	231,634
4.000%, 09/01/41	221,686	213,364
4.000%, 10/01/41	577,848	556,067
4.000%, 11/01/41	150,617	144,963
4.000%, 07/01/44	478,281	456,237
4.000%, 10/01/44	372,185	355,032
4.000%, 07/01/45	582,565	554,469
4.000%, 01/01/46	530,837	505,236
4.000%, 02/01/46	302,578	287,985
4.000%, 06/01/47	485,069	459,077
4.000%, 10/01/47	259,317	245,422
4.000%, 11/01/47	244,261	231,173
4.000%, 03/01/48	387,398	366,640
4.000%, 05/01/48	177,356	167,761
BHFTII-150

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 10/01/48	196,798	$186,152
4.000%, 11/01/48	238,252	225,364
4.000%, 01/01/49	142,141	134,452
4.000%, 02/01/49	134,776	127,323
4.000%, 06/01/49	267,544	252,677
4.000%, 03/01/54	966,606	900,791
4.500%, 05/01/29	22,458	22,449
4.500%, 10/01/35	75,297	75,320
4.500%, 06/01/38	106,505	106,539
4.500%, 02/01/39	58,392	57,882
4.500%, 03/01/39	109,691	108,750
4.500%, 04/01/39	111,470	110,517
4.500%, 09/01/39	125,953	124,876
4.500%, 10/01/39	297,505	294,962
4.500%, 11/01/39	78,923	78,248
4.500%, 01/01/40	80,726	80,036
4.500%, 05/01/40	123,898	122,664
4.500%, 11/01/40	172,399	170,682
4.500%, 02/01/41	44,701	44,228
4.500%, 05/01/41	121,944	120,656
4.500%, 06/01/41	76,281	75,475
4.500%, 12/01/43	156,663	154,278
4.500%, 12/01/45	228,104	224,511
4.500%, 08/01/47	336,751	327,620
4.500%, 08/01/48	140,173	136,224
4.500%, 10/01/48	247,153	240,189
4.500%, 12/01/48	153,405	149,082
4.500%, 01/01/49	133,494	129,571
4.500%, 05/01/53	5,526,514	5,300,538
4.500%, 11/01/53	937,157	897,276
5.000%, 03/01/27	4,587	4,593
5.000%, 10/01/33	90,527	91,021
5.000%, 03/01/34	15,295	15,414
5.000%, 08/01/35	97,752	98,745
5.000%, 09/01/35	33,938	34,284
5.000%, 10/01/35	5,569	5,625
5.000%, 01/01/36	61,638	62,267
5.000%, 04/01/38	61,701	62,499
5.000%, 11/01/39	271,424	273,862
5.000%, 05/01/40	297,257	299,548
5.000%, 09/01/53	9,465,832	9,305,290
5.000%, 11/01/54	5,888,388	5,818,600
5.000%, 01/01/55	1,972,311	1,933,375
5.000%, 02/01/55	1,978,913	1,939,846
5.500%, 06/01/34	16,423	16,919
5.500%, 10/01/35	41,576	42,854
5.500%, 01/01/36	53,405	55,045
5.500%, 12/01/37	71,330	73,547
5.500%, 04/01/38	21,858	22,561
5.500%, 07/01/38	40,146	41,439
5.500%, 09/01/39	1,689,159	1,715,899
5.500%, 12/01/54	1,944,753	1,943,122
5.500%, 01/01/55	1,962,966	1,961,168
6.000%, 11/01/28	448	453
6.000%, 12/01/28	585	597
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 04/01/29	454	$460
6.000%, 06/01/31	719	741
6.000%, 07/01/31	123	126
6.000%, 09/01/31	21,241	21,871
6.000%, 11/01/32	4,843	5,008
6.000%, 11/01/35	12,291	12,849
6.000%, 02/01/36	33,165	34,674
6.000%, 08/01/36	14,381	15,080
6.000%, 01/01/37	19,003	19,927
6.000%, 09/01/39	1,675,698	1,723,475
6.000%, 05/01/54	3,878,234	3,989,189
6.000%, 09/01/54	13,863,460	14,088,722
6.500%, 02/01/30	1,509	1,532
6.500%, 08/01/31	1,694	1,761
6.500%, 11/01/31	3,418	3,552
6.500%, 03/01/32	71,911	75,112
6.500%, 04/01/32	37,018	38,636
6.500%, 11/01/37	22,414	23,912
6.500%, 04/01/53	737,614	761,435
6.500%, 09/01/54	16,837,286	17,368,857
6.500%, 03/01/55	2,985,391	3,080,860
7.000%, 12/01/27	121	124
7.000%, 11/01/28	215	222
7.000%, 04/01/29	495	513
7.000%, 05/01/29	131	132
7.000%, 07/01/29	55	55
7.000%, 01/01/31	23,637	24,966
7.500%, 10/01/27	937	955
7.500%, 10/01/29	1,680	1,763
7.500%, 05/01/30	3,172	3,285
8.000%, 02/01/27	207	210
8.000%, 10/01/28	417	428
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,044,546
2.519%, 07/25/29	2,250,000	2,096,854
2.785%, 06/25/29	1,800,000	1,697,611
3.243%, 04/25/27	1,500,000	1,470,300
3.444%, 12/25/27	3,500,000	3,427,389
3.780%, 10/25/28 (a)	4,000,000	3,932,108
3.920%, 09/25/28 (a)	2,900,000	2,866,122
3.926%, 07/25/28 (a)	2,500,000	2,472,260
5.000%, 05/25/34	3,500,000	3,597,606
Federal National Mortgage Association
1.500%, 04/01/36	1,244,813	1,097,727
1.500%, 05/01/36	1,271,647	1,121,096
1.500%, 09/01/36	1,368,672	1,205,366
1.500%, 11/01/36	2,127,412	1,872,588
1.500%, 03/01/51	3,106,673	2,352,701
1.500%, 04/01/51	3,923,686	2,971,124
1.500%, 10/01/51	10,025,832	7,587,170
2.000%, 11/01/35	4,747,719	4,322,174
2.000%, 12/01/35	1,012,533	921,544
2.000%, 09/01/36	3,236,242	2,930,872
2.000%, 12/01/36	2,052,449	1,860,767
BHFTII-151

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 02/01/37	698,218	$631,175
2.000%, 03/01/37	4,021,680	3,635,428
2.000%, 06/01/37	1,530,672	1,383,663
2.000%, 02/01/41	1,975,375	1,693,378
2.000%, 06/01/41	1,805,986	1,543,673
2.000%, 10/01/50	8,530,829	6,844,578
2.000%, 11/01/50	6,714,921	5,379,628
2.000%, 12/01/50	3,425,604	2,744,407
2.000%, 01/01/51	4,204,767	3,358,185
2.000%, 02/01/51	3,563,602	2,853,358
2.000%, 04/01/51	2,988,511	2,388,778
2.000%, 05/01/51	3,809,003	3,047,984
2.000%, 06/01/51	2,328,000	1,862,155
2.000%, 10/01/51	3,235,660	2,584,168
2.000%, 11/01/51	1,638,062	1,307,734
2.000%, 12/01/51	4,128,808	3,287,732
2.000%, 03/01/52	12,172,020	9,819,508
2.000%, 04/01/52	6,871,519	5,495,727
2.500%, 12/01/27	285,911	279,396
2.500%, 02/01/28	297,323	290,223
2.500%, 07/01/28	208,351	203,207
2.500%, 10/01/28	344,750	336,217
2.500%, 03/01/30	422,370	407,149
2.500%, 09/01/31	844,014	804,764
2.500%, 01/01/32	268,165	255,498
2.500%, 04/01/32	640,371	609,317
2.500%, 09/01/32	151,734	143,989
2.500%, 12/01/34	543,367	505,764
2.500%, 09/01/35	541,121	503,815
2.500%, 11/01/36	6,008,334	5,565,729
2.500%, 02/01/41	1,428,958	1,269,228
2.500%, 01/01/50	835,753	702,793
2.500%, 03/01/50	777,437	653,566
2.500%, 05/01/50	1,865,943	1,567,479
2.500%, 07/01/50	3,031,493	2,544,715
2.500%, 08/01/50	2,233,204	1,873,917
2.500%, 09/01/50	4,412,655	3,704,463
2.500%, 11/01/50	1,079,521	904,838
2.500%, 12/01/50	1,679,327	1,407,066
2.500%, 01/01/51	1,735,095	1,453,253
2.500%, 02/01/51	867,022	725,918
2.500%, 05/01/51	2,738,446	2,290,556
2.500%, 06/01/51	34,351,124	28,722,132
2.500%, 07/01/51	3,610,311	3,017,582
2.500%, 08/01/51	1,834,714	1,532,928
2.500%, 09/01/51	4,501,268	3,759,472
2.500%, 10/01/51	3,046,480	2,546,255
2.500%, 12/01/51	3,158,849	2,638,697
2.500%, 02/01/52	1,630,675	1,361,093
2.500%, 03/01/52	6,673,004	5,615,582
2.500%, 04/01/52	3,795,773	3,162,336
3.000%, 01/01/27	60,855	59,991
3.000%, 02/01/27	113,740	112,078
3.000%, 03/01/27	60,617	59,707
3.000%, 01/01/29	533,541	523,178
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 10/01/29	263,249	$256,725
3.000%, 06/01/30	372,262	361,732
3.000%, 02/01/33	356,570	342,272
3.000%, 06/01/35	4,135,480	3,942,970
3.000%, 08/01/35	466,952	440,063
3.000%, 01/01/36	579,966	552,968
3.000%, 05/01/36	536,859	505,109
3.000%, 08/01/42	614,147	557,919
3.000%, 09/01/42	512,578	465,758
3.000%, 11/01/42	730,630	663,654
3.000%, 12/01/42	476,161	432,508
3.000%, 01/01/43	371,059	337,023
3.000%, 03/01/43	751,797	681,413
3.000%, 07/01/43	747,130	676,941
3.000%, 09/01/43	450,580	408,251
3.000%, 05/01/45	1,077,625	962,065
3.000%, 05/01/46	587,443	521,530
3.000%, 06/01/46	817,921	726,148
3.000%, 08/01/46	874,640	776,503
3.000%, 02/01/47	1,241,376	1,102,090
3.000%, 11/01/49	547,915	481,284
3.000%, 12/01/49	999,013	877,526
3.000%, 01/01/50	1,036,141	910,139
3.000%, 02/01/50	508,588	446,740
3.000%, 07/01/50	771,675	677,103
3.000%, 08/01/50	1,734,658	1,521,529
3.000%, 11/01/51	2,112,500	1,844,149
3.000%, 06/01/52	1,726,364	1,498,132
3.000%, 11/01/52	2,025,458	1,758,474
3.500%, 02/01/26	41,434	41,128
3.500%, 03/01/26	28,926	28,705
3.500%, 05/01/29	284,775	280,183
3.500%, 04/01/32	268,277	261,769
3.500%, 08/01/32	113,014	110,301
3.500%, 03/01/34	172,066	167,423
3.500%, 09/01/35	414,026	397,197
3.500%, 01/01/37	1,797,829	1,744,891
3.500%, 07/01/38	304,816	290,514
3.500%, 12/01/40	354,417	330,804
3.500%, 03/01/42	326,179	304,068
3.500%, 05/01/42	597,710	557,162
3.500%, 06/01/42	422,162	393,523
3.500%, 08/01/42	259,309	241,718
3.500%, 09/01/42	1,119,193	1,043,227
3.500%, 01/01/43	425,951	397,055
3.500%, 06/01/43	535,901	498,779
3.500%, 08/01/44	525,420	485,751
3.500%, 02/01/45	600,394	555,064
3.500%, 03/01/45	673,988	621,816
3.500%, 04/01/45	386,610	356,683
3.500%, 09/01/45	530,865	489,772
3.500%, 11/01/45	527,165	486,358
3.500%, 01/01/46	648,113	597,944
3.500%, 03/01/46	595,627	546,172
3.500%, 05/01/46	436,510	400,266
BHFTII-152

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.500%, 11/01/47	1,009,640	$925,376
3.500%, 02/01/49	198,024	181,333
3.500%, 08/01/49	230,981	210,694
3.500%, 10/01/49	482,067	439,727
3.500%, 01/01/50	315,653	287,929
3.500%, 02/01/50	158,544	144,619
3.500%, 05/01/50	724,260	660,835
3.500%, 02/01/51	12,462,348	11,367,766
3.500%, 04/01/52	2,455,154	2,219,006
3.500%, 06/01/52	844,648	763,341
3.500%, 09/01/52	9,130,641	8,341,853
3.500%, 09/01/53	1,583,377	1,428,945
3.500%, 10/01/54	978,431	882,942
4.000%, 02/01/31	107,492	106,432
4.000%, 03/01/38	2,150,028	2,117,888
4.000%, 08/01/39	216,567	208,464
4.000%, 09/01/39	174,474	167,947
4.000%, 12/01/39	224,059	215,676
4.000%, 06/01/40	220,348	212,125
4.000%, 09/01/40	146,858	141,377
4.000%, 12/01/40	1,143,538	1,100,910
4.000%, 01/01/41	528,679	508,950
4.000%, 12/01/41	247,171	237,585
4.000%, 02/01/42	317,709	305,388
4.000%, 09/01/43	413,643	395,316
4.000%, 05/01/44	451,275	429,936
4.000%, 10/01/44	245,538	233,928
4.000%, 11/01/44	649,204	618,509
4.000%, 01/01/45	530,856	505,748
4.000%, 03/01/45	359,591	341,814
4.000%, 10/01/45	499,911	475,198
4.000%, 03/01/47	148,422	140,288
4.000%, 05/01/47	161,836	152,967
4.000%, 06/01/47	242,612	229,316
4.000%, 07/01/47	261,594	247,258
4.000%, 10/01/47	388,228	366,952
4.000%, 05/01/48	439,332	415,036
4.000%, 06/01/48	375,100	354,356
4.000%, 07/01/48	277,857	262,491
4.000%, 09/01/48	133,297	125,925
4.000%, 10/01/48	205,615	194,244
4.000%, 11/01/48	260,166	245,778
4.000%, 04/01/49	434,934	410,765
4.000%, 02/01/50	448,962	424,014
4.000%, 03/01/50	494,663	467,175
4.000%, 09/01/50	352,139	331,345
4.000%, 01/01/51	5,975,330	5,643,290
4.000%, 07/01/52	11,160,668	10,484,156
4.000%, 09/01/52	1,707,746	1,593,920
4.000%, 11/01/52	1,325,685	1,236,914
4.000%, 12/01/54	2,952,869	2,751,855
4.500%, 06/01/25	1,762	1,756
4.500%, 08/01/30	60,575	60,565
4.500%, 08/01/33	36,115	36,088
4.500%, 10/01/33	41,285	41,255
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 04/01/34	25,249	$25,229
4.500%, 01/01/39	7,603	7,527
4.500%, 07/01/39	333,956	330,684
4.500%, 09/01/39	396,106	392,228
4.500%, 10/01/39	210,579	208,517
4.500%, 11/01/39	1,868,344	1,851,499
4.500%, 05/01/40	328,601	324,927
4.500%, 08/01/40	374,741	370,541
4.500%, 11/01/40	206,869	204,551
4.500%, 12/01/40	479,133	473,756
4.500%, 04/01/41	1,209,819	1,195,820
4.500%, 05/01/41	253,772	250,779
4.500%, 03/01/44	171,277	168,368
4.500%, 08/01/47	366,891	356,491
4.500%, 10/01/48	179,836	174,551
4.500%, 12/01/48	239,398	232,362
4.500%, 09/01/50	4,685,377	4,547,680
4.500%, 09/01/52	1,256,283	1,204,754
4.500%, 10/01/52	1,671,460	1,603,937
4.500%, 11/01/52	3,014,273	2,889,706
4.500%, 10/01/53	1,398,511	1,338,998
4.500%, 10/01/54	1,467,299	1,403,679
4.500%, 02/01/55	2,974,805	2,845,822
5.000%, 09/01/25	1,428	1,423
5.000%, 07/01/33	30,350	30,478
5.000%, 08/01/33	122,618	123,131
5.000%, 09/01/33	36,842	36,997
5.000%, 10/01/33	358,337	359,838
5.000%, 03/01/34	46,544	46,739
5.000%, 04/01/34	94,393	94,903
5.000%, 05/01/34	19,011	19,135
5.000%, 09/01/34	69,460	69,916
5.000%, 02/01/35	30,549	30,749
5.000%, 04/01/35	10,696	10,791
5.000%, 05/01/35	6,035	6,089
5.000%, 11/01/35	32,765	33,058
5.000%, 03/01/36	110,138	111,119
5.000%, 07/01/37	94,526	95,628
5.000%, 01/01/39	87,980	89,006
5.000%, 11/01/39	1,849,631	1,859,307
5.000%, 04/01/40	277,592	279,380
5.000%, 07/01/41	162,210	163,265
5.000%, 04/01/49	293,230	292,688
5.000%, 10/01/52	1,599,336	1,573,389
5.000%, 11/01/52	1,252,882	1,234,471
5.000%, 12/01/52	3,377,972	3,323,389
5.000%, 07/01/53	3,129,464	3,074,376
5.000%, 08/01/53	1,799,892	1,767,790
5.000%, 10/01/53	1,377,298	1,352,092
5.000%, 04/01/54	1,406,778	1,379,006
5.000%, 12/01/54	2,900,005	2,844,386
5.500%, 07/01/25	964	962
5.500%, 10/01/32	8,267	8,447
5.500%, 02/01/33	18,503	18,906
5.500%, 08/01/33	53,448	54,740
BHFTII-153

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 10/01/33	26,525	$27,163
5.500%, 12/01/33	136,743	140,028
5.500%, 02/01/34	25,173	25,899
5.500%, 03/01/34	11,212	11,536
5.500%, 04/01/34	8,173	8,408
5.500%, 09/01/34	40,514	41,682
5.500%, 12/01/34	28,497	29,319
5.500%, 01/01/35	26,345	27,105
5.500%, 04/01/35	6,407	6,595
5.500%, 06/01/35	30,285	31,176
5.500%, 01/01/37	40,079	41,275
5.500%, 05/01/37	30,626	31,521
5.500%, 05/01/38	22,002	22,681
5.500%, 06/01/38	18,588	19,162
5.500%, 12/01/52	1,639,948	1,644,371
5.500%, 01/01/53	1,626,705	1,629,716
5.500%, 03/01/53	817,842	820,653
5.500%, 04/01/53	829,570	829,675
5.500%, 05/01/53	1,680,175	1,680,284
5.500%, 07/01/53	3,442,457	3,448,411
5.500%, 09/01/53	1,566,337	1,567,832
5.500%, 10/01/53	1,574,143	1,573,758
5.500%, 01/01/54	1,827,273	1,826,599
5.500%, 02/01/54	1,348,222	1,347,557
5.500%, 05/01/54	1,361,259	1,360,857
5.500%, 06/01/54	1,383,011	1,381,526
5.500%, 11/01/54	4,930,253	4,970,975
5.500%, 12/01/54	14,632,117	14,619,846
5.500%, 03/01/55	5,981,252	5,974,439
6.000%, 11/01/28	95	96
6.000%, 12/01/28	110	112
6.000%, 06/01/31	16,920	17,407
6.000%, 09/01/32	16,984	17,538
6.000%, 01/01/33	2,071	2,139
6.000%, 02/01/33	25,310	26,133
6.000%, 04/01/33	47,745	49,486
6.000%, 05/01/33	53,845	55,816
6.000%, 05/01/34	45,518	47,344
6.000%, 09/01/34	46,335	48,184
6.000%, 01/01/35	16,658	17,326
6.000%, 07/01/36	7,412	7,763
6.000%, 09/01/36	28,542	29,892
6.000%, 08/01/37	51,124	53,681
6.000%, 10/01/37	34,236	35,947
6.000%, 12/01/38	28,419	29,836
6.000%, 04/01/53	2,313,771	2,354,618
6.000%, 05/01/53	797,408	811,424
6.000%, 07/01/53	1,636,353	1,664,860
6.000%, 09/01/53	1,452,679	1,477,762
6.000%, 12/01/53	1,608,511	1,636,035
6.000%, 02/01/54	1,231,108	1,251,889
6.000%, 03/01/54	836,170	850,145
6.000%, 05/01/54	2,594,234	2,637,190
6.000%, 09/01/54	6,680,757	6,789,310
6.000%, 11/01/54	1,888,129	1,918,516
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 02/01/55	2,957,952	$3,004,870
6.000%, 03/01/55	2,986,138	3,033,376
6.500%, 05/01/28	3,736	3,809
6.500%, 12/01/28	25,461	25,700
6.500%, 03/01/29	653	665
6.500%, 04/01/29	4,007	4,088
6.500%, 05/01/29	136	137
6.500%, 08/01/29	241	245
6.500%, 09/01/31	2,276	2,371
6.500%, 06/01/32	3,672	3,829
6.500%, 10/01/33	6,049	6,344
6.500%, 10/01/34	57,934	60,780
6.500%, 10/01/37	11,300	12,039
6.500%, 09/01/53	1,132,162	1,168,724
6.500%, 01/01/54	2,015,027	2,080,100
6.500%, 02/01/54	3,121,802	3,222,617
6.500%, 04/01/54	783,807	809,065
6.500%, 05/01/54	1,198,393	1,236,227
6.500%, 08/01/54	1,744,114	1,799,177
7.000%, 06/01/26	28	28
7.000%, 06/01/28	2,469	2,481
7.000%, 10/01/29	938	975
7.000%, 06/01/32	15,916	16,780
7.000%, 10/01/37	41,881	45,667
7.000%, 12/01/53	611,040	639,097
7.500%, 09/01/25	42	42
7.500%, 06/01/26	138	138
7.500%, 07/01/29	936	968
7.500%, 10/01/29	900	915
8.000%, 11/01/29	8	9
8.000%, 05/01/30	8,634	8,890
8.000%, 11/01/30	260	268
8.000%, 01/01/31	261	265
8.000%, 02/01/31	827	871
Federal National Mortgage Association-ACES
1.610%, 03/25/31	497,947	473,325
2.190%, 01/25/30	1,435,000	1,299,476
Government National Mortgage Association
2.000%, 11/20/50	3,646,826	2,986,405
2.000%, 01/20/51	1,891,924	1,549,014
2.000%, 03/20/51	1,305,181	1,068,539
2.000%, 04/20/51	3,347,807	2,740,751
2.000%, 05/20/51	15,068,266	12,335,644
2.000%, 06/20/51	1,039,154	850,683
2.000%, 08/20/51	7,252,928	5,937,182
2.000%, 10/20/51	2,273,223	1,860,750
2.000%, 12/20/51	1,945,270	1,592,226
2.500%, 02/20/50	745,768	638,609
2.500%, 06/20/50	2,716,251	2,324,272
2.500%, 07/20/50	1,957,298	1,674,540
2.500%, 09/20/50	3,260,721	2,788,655
2.500%, 11/20/50	1,466,359	1,253,615
2.500%, 12/20/50	1,527,629	1,304,804
2.500%, 04/20/51	1,872,873	1,598,536
2.500%, 07/20/51	8,393,800	7,168,389
BHFTII-154

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.500%, 08/20/51	9,998,397	$8,537,957
2.500%, 09/20/51	3,632,331	3,101,485
2.500%, 12/20/51	1,905,585	1,626,799
2.500%, 05/20/52	1,924,058	1,642,112
3.000%, 08/15/28	200,911	197,178
3.000%, 11/15/42	511,977	464,899
3.000%, 12/15/42	498,101	452,275
3.000%, 12/20/42	536,824	489,630
3.000%, 02/15/43	405,946	368,599
3.000%, 03/15/43	448,192	404,753
3.000%, 03/20/43	466,915	424,938
3.000%, 07/15/43	391,201	353,285
3.000%, 12/20/44	455,380	411,172
3.000%, 04/20/45	407,305	367,138
3.000%, 08/20/45	742,420	669,205
3.000%, 11/20/45	400,213	360,746
3.000%, 01/20/46	651,067	587,578
3.000%, 09/20/46	707,232	635,961
3.000%, 10/20/46	725,421	652,317
3.000%, 11/20/46	764,515	686,604
3.000%, 01/20/47	791,662	711,883
3.000%, 04/20/47	350,612	314,269
3.000%, 02/20/48	501,811	449,795
3.000%, 10/20/49	550,816	491,003
3.000%, 01/20/50	5,246,524	4,676,824
3.000%, 05/20/50	1,145,405	1,019,748
3.000%, 07/20/50	737,776	656,940
3.000%, 10/20/50	7,047,523	6,273,607
3.000%, 11/20/50	1,585,245	1,410,770
3.000%, 05/20/52	2,911,582	2,581,101
3.500%, 12/20/41	308,670	289,521
3.500%, 02/15/42	122,381	114,913
3.500%, 08/20/42	288,086	270,403
3.500%, 01/20/43	405,645	380,746
3.500%, 05/20/43	625,485	587,233
3.500%, 07/20/44	590,663	550,790
3.500%, 02/20/45	611,608	570,320
3.500%, 06/20/45	381,656	355,107
3.500%, 08/20/45	905,460	842,474
3.500%, 10/20/45	599,659	557,945
3.500%, 12/20/45	554,209	515,656
3.500%, 01/20/46	529,924	493,061
3.500%, 02/20/46	429,378	399,509
3.500%, 06/20/46	470,270	436,994
3.500%, 02/20/47	748,766	695,784
3.500%, 03/20/47	634,656	588,115
3.500%, 09/20/47	259,664	240,622
3.500%, 10/20/48	123,977	114,765
3.500%, 05/20/49	223,490	206,756
3.500%, 07/20/49	247,745	229,195
3.500%, 09/20/49	664,317	614,575
3.500%, 10/20/49	410,891	380,124
3.500%, 11/20/49	574,029	531,047
3.500%, 12/20/49	371,578	343,755
3.500%, 06/20/50	529,373	490,250
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 02/20/51	882,841	$816,736
3.500%, 06/20/53	10,325,292	9,553,257
4.000%, 07/15/39	314,268	303,639
4.000%, 07/15/40	192,070	184,913
4.000%, 11/20/40	265,672	255,534
4.000%, 12/20/40	351,471	338,058
4.000%, 11/20/43	177,753	170,767
4.000%, 04/20/44	251,619	240,708
4.000%, 05/20/44	301,462	288,389
4.000%, 09/20/44	501,951	480,184
4.000%, 11/20/44	131,791	126,076
4.000%, 10/20/45	461,066	440,904
4.000%, 11/20/45	248,563	237,694
4.000%, 03/20/47	94,995	90,541
4.000%, 04/20/47	378,252	359,334
4.000%, 09/20/47	349,770	332,434
4.000%, 07/20/48	240,948	228,566
4.000%, 08/20/48	173,278	164,443
4.000%, 09/20/48	313,147	297,182
4.000%, 07/20/49	317,512	300,356
4.000%, 05/20/50	456,570	432,120
4.000%, 07/20/52	2,081,236	1,957,016
4.000%, 10/20/52	1,279,610	1,203,236
4.000%, 02/20/53	6,955,281	6,540,148
4.500%, 01/15/39	69,291	68,736
4.500%, 04/15/39	164,305	162,512
4.500%, 05/15/39	368,967	364,918
4.500%, 08/15/39	135,102	133,847
4.500%, 01/15/40	152,220	150,340
4.500%, 04/15/40	65,896	65,089
4.500%, 08/20/40	214,527	211,939
4.500%, 12/20/40	166,524	164,515
4.500%, 02/15/41	47,120	46,542
4.500%, 04/15/41	54,251	53,576
4.500%, 04/20/41	121,685	120,294
4.500%, 03/20/42	131,309	129,808
4.500%, 10/20/43	156,169	153,337
4.500%, 03/20/47	236,991	232,246
4.500%, 03/20/49	162,128	158,204
4.500%, 08/20/52	2,063,584	1,990,339
4.500%, 10/20/52	10,124,711	9,765,344
4.500%, 01/20/55	2,989,257	2,868,683
5.000%, 12/15/35	60,223	61,185
5.000%, 12/15/36	14,641	14,737
5.000%, 01/15/39	175,855	177,998
5.000%, 02/15/39	31,642	32,026
5.000%, 08/15/39	193,394	195,794
5.000%, 09/15/39	33,169	33,577
5.000%, 12/15/39	151,155	152,988
5.000%, 05/15/40	119,636	121,307
5.000%, 08/20/40	114,622	116,199
5.000%, 10/20/40	120,611	122,271
5.000%, 06/20/44	259,760	263,334
5.000%, 10/20/48	180,812	180,384
5.000%, 01/20/49	124,694	124,399
BHFTII-155

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 04/20/53	1,724,093	$1,702,688
5.000%, 07/20/53	2,797,099	2,762,374
5.000%, 04/20/54	2,016,897	1,984,483
5.000%, 10/20/54	988,882	972,990
5.000%, 11/20/54	7,930,929	7,803,471
5.500%, 03/15/36	38,025	38,738
5.500%, 09/15/38	16,106	16,442
5.500%, 08/15/39	36,683	37,875
5.500%, 04/20/53	2,399,011	2,413,596
5.500%, 08/20/53	3,371,682	3,392,180
5.500%, 07/20/54	1,957,968	1,963,028
5.500%, 11/20/54	8,909,547	8,932,574
5.500%, 01/20/55	1,991,098	1,996,244
6.000%, 01/15/29	518	524
6.000%, 01/15/33	43,690	45,424
6.000%, 03/15/35	33,579	35,216
6.000%, 09/15/36	31,699	33,129
6.000%, 07/15/38	65,390	68,828
6.000%, 01/20/53	646,385	659,291
6.000%, 12/20/53	2,765,622	2,821,861
6.000%, 09/20/54	5,888,690	5,979,912
6.000%, 10/20/54	1,474,955	1,498,823
6.000%, 01/20/55	1,490,952	1,515,079
6.500%, 02/15/27	797	801
6.500%, 07/15/28	118	118
6.500%, 08/15/28	1,645	1,672
6.500%, 11/15/28	767	788
6.500%, 12/15/28	2,540	2,574
6.500%, 07/15/29	895	905
6.500%, 06/20/31	4,672	4,837
6.500%, 05/15/36	66,986	71,277
6.500%, 11/20/53	1,232,115	1,268,119
6.500%, 07/20/54	2,669,534	2,735,208
6.500%, 11/20/54	1,972,278	2,020,798
7.000%, 01/15/28	239	243
7.000%, 05/15/28	1,692	1,708
7.000%, 06/15/28	1,181	1,203
7.000%, 10/15/28	1,362	1,383
7.000%, 03/15/31	107	108
7.000%, 08/15/31	17,234	18,251
7.000%, 07/15/32	7,481	7,939
7.500%, 02/20/28	234	239
8.000%, 08/15/26	167	168
8.000%, 09/15/26	66	66
		909,461,220
Federal Agencies — 0.7%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	681,950
4.580%, 04/02/29	2,100,000	2,098,362
4.670%, 12/02/27	3,000,000	2,997,300
Federal Home Loan Banks
4.000%, 03/10/27	500,000	500,445
5.500%, 07/15/36 (b)	5,000,000	5,458,500
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
4.550%, 02/11/28	3,600,000	$3,602,376
6.250%, 07/15/32 (b)	1,600,000	1,806,560
Federal National Mortgage Association
0.750%, 10/08/27	750,000	693,705
2.125%, 04/24/26	1,000,000	980,340
6.625%, 11/15/30 (b)	1,450,000	1,633,613
7.250%, 05/15/30 (b)	1,300,000	1,490,827
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,326,640
4.375%, 08/01/34	500,000	495,360
		23,765,978
U.S. Treasury — 44.5%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,593,891
1.125%, 08/15/40	3,200,000	2,005,000
1.250%, 05/15/50 (b)	3,200,000	1,589,000
1.375%, 11/15/40	6,000,000	3,900,000
1.375%, 08/15/50	15,100,000	7,693,922
1.625%, 11/15/50	5,200,000	2,829,938
1.750%, 08/15/41	10,200,000	6,910,500
1.875%, 02/15/41 (b)	14,000,000	9,821,875
1.875%, 02/15/51	11,000,000	6,378,281
1.875%, 11/15/51	11,500,000	6,612,500
2.000%, 11/15/41	9,100,000	6,391,328
2.000%, 02/15/50	6,400,000	3,873,000
2.000%, 08/15/51	9,600,000	5,716,500
2.250%, 05/15/41	3,700,000	2,742,047
2.250%, 08/15/46	3,000,000	2,017,031
2.250%, 08/15/49	6,000,000	3,869,063
2.250%, 02/15/52	2,100,000	1,324,313
2.375%, 02/15/42	6,700,000	4,973,703
2.375%, 11/15/49 (b)	3,000,000	1,984,219
2.375%, 05/15/51	5,300,000	3,465,703
2.500%, 02/15/45	7,100,000	5,116,438
2.500%, 05/15/46	4,800,000	3,400,500
2.750%, 08/15/42	4,820,000	3,761,859
2.750%, 11/15/42	1,200,000	933,000
2.750%, 08/15/47	3,000,000	2,193,281
2.750%, 11/15/47	9,000,000	6,564,375
2.875%, 05/15/43 (b)	3,260,000	2,566,231
2.875%, 08/15/45	2,200,000	1,684,719
2.875%, 11/15/46	2,000,000	1,510,938
2.875%, 05/15/49	16,100,000	11,866,203
2.875%, 05/15/52	10,900,000	7,914,422
3.000%, 11/15/44 (b)	2,600,000	2,047,906
3.000%, 05/15/45 (b)	3,100,000	2,431,078
3.000%, 02/15/47	3,000,000	2,310,469
3.000%, 05/15/47	2,800,000	2,150,750
3.000%, 02/15/48	1,300,000	990,844
3.000%, 08/15/48	7,700,000	5,845,984
3.000%, 02/15/49	6,300,000	4,763,391
3.000%, 08/15/52	11,200,000	8,338,750
3.125%, 11/15/41	1,500,000	1,253,438
3.125%, 02/15/43	3,270,000	2,682,933
BHFTII-156

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 08/15/44 (b)	2,700,000	$2,177,297
3.125%, 05/15/48	2,500,000	1,945,703
3.250%, 05/15/42	3,100,000	2,619,500
3.375%, 08/15/42	2,200,000	1,886,156
3.375%, 05/15/44	3,000,000	2,522,813
3.375%, 11/15/48	9,300,000	7,547,531
3.500%, 02/15/39	1,872,000	1,705,860
3.625%, 08/15/43	2,600,000	2,284,750
3.625%, 02/15/44	2,420,000	2,116,744
3.625%, 02/15/53	4,300,000	3,622,078
3.625%, 05/15/53	3,200,000	2,696,000
3.750%, 08/15/41	1,300,000	1,184,625
3.750%, 11/15/43	3,400,000	3,035,031
3.875%, 02/15/43	10,900,000	9,976,906
3.875%, 05/15/43	7,600,000	6,938,562
4.000%, 11/15/42	3,100,000	2,891,719
4.000%, 11/15/52	14,900,000	13,437,937
4.125%, 08/15/44 (b)	3,000,000	2,811,094
4.125%, 08/15/53	7,700,000	7,096,031
4.250%, 11/15/40	1,780,000	1,735,222
4.250%, 02/15/54	4,100,000	3,863,609
4.250%, 08/15/54	7,200,000	6,796,125
4.375%, 11/15/39	1,900,000	1,889,906
4.375%, 05/15/40	1,220,000	1,210,469
4.375%, 05/15/41 (b)	1,350,000	1,330,383
4.375%, 08/15/43	2,200,000	2,144,313
4.500%, 02/15/36	600,000	617,531
4.500%, 05/15/38	1,500,000	1,528,125
4.500%, 08/15/39	4,000,000	4,038,125
4.500%, 02/15/44	4,200,000	4,150,125
4.500%, 11/15/54 (b)	8,200,000	8,079,562
4.625%, 02/15/40 (b)	1,300,000	1,327,422
4.625%, 05/15/44	11,100,000	11,134,687
4.625%, 05/15/54	5,700,000	5,719,594
4.750%, 02/15/41	3,900,000	4,019,438
4.750%, 11/15/43 (b)	9,800,000	10,012,844
4.750%, 11/15/53	9,800,000	10,017,437
5.250%, 02/15/29	750,000	786,621
6.250%, 05/15/30	2,500,000	2,757,617
U.S. Treasury Notes
0.375%, 07/31/27	3,100,000	2,858,539
0.375%, 09/30/27 (b)	6,300,000	5,777,789
0.500%, 04/30/27	4,000,000	3,730,000
0.500%, 10/31/27	3,800,000	3,485,609
0.625%, 07/31/26	6,100,000	5,836,223
0.625%, 11/30/27	7,000,000	6,426,328
0.625%, 12/31/27	7,200,000	6,591,375
0.625%, 05/15/30	8,000,000	6,768,125
0.625%, 08/15/30	13,800,000	11,571,516
0.750%, 05/31/26	15,800,000	15,213,672
0.750%, 08/31/26	16,000,000	15,297,500
0.750%, 01/31/28 (b)	6,100,000	5,590,078
0.875%, 06/30/26	6,000,000	5,773,359
0.875%, 09/30/26	6,400,000	6,115,250
0.875%, 11/15/30	7,700,000	6,496,875
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
1.000%, 07/31/28	4,000,000	$3,640,313
1.125%, 10/31/26	14,100,000	13,494,141
1.125%, 02/29/28	1,200,000	1,109,719
1.125%, 08/31/28	6,000,000	5,471,250
1.125%, 02/15/31 (b)	7,500,000	6,382,617
1.250%, 11/30/26	2,100,000	2,009,848
1.250%, 12/31/26	3,800,000	3,629,148
1.250%, 03/31/28	5,100,000	4,723,078
1.250%, 04/30/28	6,000,000	5,543,906
1.250%, 05/31/28	3,400,000	3,134,375
1.250%, 06/30/28	5,900,000	5,427,539
1.250%, 09/30/28	6,000,000	5,482,031
1.250%, 08/15/31	21,800,000	18,386,937
1.375%, 10/31/28	3,300,000	3,022,594
1.375%, 11/15/31	19,900,000	16,803,062
1.500%, 08/15/26	5,600,000	5,415,375
1.500%, 01/31/27	19,900,000	19,053,473
1.500%, 11/30/28	14,200,000	13,039,594
1.500%, 02/15/30 (b)	8,300,000	7,403,859
1.625%, 05/15/26	7,000,000	6,815,703
1.625%, 09/30/26	6,000,000	5,799,141
1.625%, 08/15/29	7,900,000	7,180,977
1.625%, 05/15/31	19,200,000	16,705,500
1.750%, 01/31/29	5,000,000	4,617,578
1.875%, 06/30/26 (b)	6,900,000	6,722,648
1.875%, 02/28/27	8,700,000	8,375,449
1.875%, 02/28/29	2,100,000	1,945,453
1.875%, 02/15/32	9,200,000	7,988,187
2.000%, 11/15/26	7,300,000	7,077,863
2.125%, 05/31/26	6,800,000	6,652,844
2.250%, 02/15/27	4,300,000	4,171,000
2.250%, 08/15/27	6,100,000	5,874,109
2.250%, 11/15/27	2,600,000	2,493,969
2.375%, 05/15/27	8,000,000	7,750,625
2.375%, 03/31/29	4,200,000	3,960,797
2.375%, 05/15/29	6,800,000	6,401,031
2.500%, 03/31/27 (b)	5,100,000	4,964,133
2.625%, 05/31/27	4,000,000	3,894,063
2.625%, 02/15/29	8,300,000	7,916,125
2.750%, 04/30/27	7,200,000	7,035,188
2.750%, 07/31/27	15,600,000	15,203,906
2.750%, 02/15/28	6,000,000	5,815,781
2.750%, 05/31/29	13,800,000	13,179,000
2.750%, 08/15/32	8,700,000	7,955,062
2.875%, 05/15/28	5,900,000	5,722,078
2.875%, 08/15/28	6,000,000	5,805,937
2.875%, 05/15/32	10,500,000	9,714,141
3.125%, 11/15/28	8,000,000	7,786,875
3.125%, 08/31/29	5,300,000	5,126,922
3.250%, 06/30/27	4,200,000	4,143,234
3.375%, 09/15/27	15,400,000	15,215,922
3.375%, 05/15/33	7,300,000	6,914,469
3.500%, 09/30/26	15,200,000	15,099,063
3.500%, 01/31/28	4,000,000	3,957,813
3.500%, 04/30/28	12,300,000	12,157,781
BHFTII-157

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 09/30/29	16,500,000	$16,200,937
3.500%, 01/31/30	11,300,000	11,075,766
3.500%, 04/30/30	8,300,000	8,121,031
3.500%, 02/15/33	6,500,000	6,225,781
3.625%, 03/31/28	6,200,000	6,154,953
3.625%, 08/31/29	15,400,000	15,207,500
3.625%, 03/31/30	5,200,000	5,119,969
3.750%, 08/31/26	5,000,000	4,984,766
3.750%, 08/15/27	15,200,000	15,150,125
3.750%, 12/31/28	15,300,000	15,210,352
3.750%, 12/31/30	11,400,000	11,244,141
3.750%, 08/31/31	11,400,000	11,200,500
3.875%, 10/15/27	15,200,000	15,192,875
3.875%, 11/30/27	4,000,000	3,997,813
3.875%, 12/31/27	500,000	499,844
3.875%, 09/30/29	4,900,000	4,886,219
3.875%, 12/31/29	8,200,000	8,172,453
3.875%, 08/15/33 (b)	24,900,000	24,405,891
3.875%, 08/15/34	7,900,000	7,700,031
4.000%, 01/15/27	6,000,000	6,006,562
4.000%, 12/15/27	8,100,000	8,124,047
4.000%, 02/29/28	12,100,000	12,134,977
4.000%, 06/30/28	3,000,000	3,010,078
4.000%, 01/31/29	15,200,000	15,242,750
4.000%, 07/31/29	5,900,000	5,915,211
4.000%, 10/31/29 (b)	5,000,000	5,010,938
4.000%, 02/28/30	2,000,000	2,004,688
4.000%, 07/31/30	14,900,000	14,912,805
4.000%, 01/31/31	11,200,000	11,186,000
4.000%, 02/15/34	8,300,000	8,188,469
4.125%, 10/31/26 (b)	15,100,000	15,138,930
4.125%, 02/15/27	5,900,000	5,920,973
4.125%, 09/30/27 (b)	4,000,000	4,023,125
4.125%, 10/31/27 (b)	5,900,000	5,932,727
4.125%, 11/15/27	15,100,000	15,187,297
4.125%, 07/31/28	12,100,000	12,184,133
4.125%, 03/31/29	15,100,000	15,212,070
4.125%, 10/31/29 (b)	15,100,000	15,210,891
4.125%, 08/31/30 (b)	4,100,000	4,125,625
4.125%, 07/31/31	3,100,000	3,112,594
4.125%, 10/31/31	11,200,000	11,235,000
4.125%, 11/15/32	18,200,000	18,228,437
4.250%, 11/30/26	9,000,000	9,043,945
4.250%, 12/31/26	15,000,000	15,077,930
4.250%, 02/28/29	15,000,000	15,175,781
4.250%, 06/30/29	2,000,000	2,024,375
4.250%, 02/28/31	6,000,000	6,069,375
4.250%, 06/30/31	11,100,000	11,222,273
4.250%, 11/15/34	14,300,000	14,344,687
4.375%, 07/31/26	15,000,000	15,075,000
4.375%, 12/15/26	15,000,000	15,106,055
4.375%, 07/15/27	5,900,000	5,961,305
4.375%, 08/31/28	7,100,000	7,204,281
4.375%, 11/30/28	2,000,000	2,031,250
4.375%, 12/31/29	8,000,000	8,145,000
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.375%, 11/30/30	3,000,000	$3,054,375
4.375%, 05/15/34	21,000,000	21,285,469
4.500%, 07/15/26	6,000,000	6,037,500
4.500%, 04/15/27	9,000,000	9,103,359
4.500%, 05/15/27	14,900,000	15,076,937
4.500%, 11/15/33	13,700,000	14,029,656
4.625%, 06/30/26 (b)	14,900,000	15,010,004
4.625%, 09/15/26	6,000,000	6,056,484
4.625%, 10/15/26	4,000,000	4,039,688
4.625%, 11/15/26	8,000,000	8,083,125
4.625%, 06/15/27 (b)	14,900,000	15,129,320
4.625%, 09/30/28	5,800,000	5,935,031
4.625%, 04/30/29	14,800,000	15,186,187
4.625%, 09/30/30	4,000,000	4,123,438
4.625%, 04/30/31 (b)	10,800,000	11,138,344
4.625%, 05/31/31 (b)	10,800,000	11,137,500
4.625%, 02/15/35 (b)	5,400,000	5,578,031
4.875%, 04/30/26	7,000,000	7,060,156
4.875%, 10/31/28	11,800,000	12,176,125
4.875%, 10/31/30	4,800,000	5,006,625
		1,576,248,164
Total U.S. Treasury & Government Agencies (Cost $2,625,294,260)		2,509,475,362

Corporate Bonds & Notes—25.3%
Aerospace/Defense — 0.5%
Boeing Co.
5.150%, 05/01/30 (b)	2,300,000	2,313,731
5.805%, 05/01/50 (b)	3,200,000	3,044,416
5.930%, 05/01/60	1,100,000	1,034,000
7.250%, 06/15/25	460,000	461,835
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35 (b)	459,000	434,857
General Electric Co.
7.500%, 08/21/35	100,000	119,201
L3Harris Technologies, Inc.
5.400%, 01/15/27 (b)	1,500,000	1,521,795
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	523,000	519,773
4.090%, 09/15/52 (b)	954,000	758,001
Northrop Grumman Corp.
3.250%, 01/15/28 (b)	1,100,000	1,065,075
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	589,999
RTX Corp.
3.125%, 05/04/27	1,000,000	972,780
4.500%, 06/01/42	1,645,000	1,447,847
6.100%, 03/15/34 (b)	2,800,000	3,002,636
7.500%, 09/15/29 (b)	200,000	222,970
		17,508,916
BHFTII-158

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture — 0.2%
Altria Group, Inc.
5.950%, 02/14/49 (b)	1,200,000	$1,181,124
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,140,100
Philip Morris International, Inc.
4.875%, 11/15/43 (b)	1,100,000	999,504
5.250%, 02/13/34 (b)	5,000,000	5,045,100
		8,365,828
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (b)	1,000,000	1,006,890
United Airlines Pass-Through Trust
5.875%, 08/15/38	991,298	991,535
		1,998,425
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (b)	1,000,000	972,770
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (b)	1,000,000	916,220
2.300%, 09/09/26	300,000	290,973
Ford Motor Credit Co. LLC
5.800%, 03/05/27	4,500,000	4,521,420
6.800%, 05/12/28 (b)	2,500,000	2,567,875
General Motors Co.
5.200%, 04/01/45 (b)	2,500,000	2,095,500
General Motors Financial Co., Inc.
4.350%, 01/17/27 (b)	3,200,000	3,169,600
5.950%, 04/04/34	1,000,000	995,750
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31 (b)	550,000	647,356
Toyota Motor Credit Corp.
3.375%, 04/01/30	2,600,000	2,449,564
4.650%, 01/05/29 (b)	3,000,000	3,013,230
		20,667,488
Banks — 5.6%
Banco Santander SA
4.379%, 04/12/28 (b)	2,200,000	2,178,506
5.439%, 07/15/31 (b)	2,000,000	2,048,420
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,760,420
3.593%, 3M TSFR + 1.632%, 07/21/28 (a)	3,200,000	3,131,200
4.083%, 3M TSFR + 3.412%, 03/20/51 (a)	10,500,000	8,246,385
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,086,763
5.288%, SOFR + 1.910%, 04/25/34 (a)	2,400,000	2,410,800
5.875%, 02/07/42 (b)	1,500,000	1,569,630
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,233,921
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,770,750
4.942%, SOFR + 0.887%, 02/11/31 (a)	2,000,000	2,016,280
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Nova Scotia
4.850%, 02/01/30 (b)	1,000,000	$1,004,540
Barclays PLC
4.375%, 01/12/26	2,000,000	1,996,660
5.501%, 1Y H15 + 2.650%, 08/09/28 (a)	2,000,000	2,029,280
6.224%, SOFR + 2.980%, 05/09/34 (a) (b)	2,000,000	2,082,100
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (a)	2,000,000	2,025,380
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,226,325
3.200%, 10/21/26 (b)	1,700,000	1,666,612
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,824,890
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	11,000,000	11,130,020
Cooperatieve Rabobank UA
5.750%, 12/01/43	1,200,000	1,203,648
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,964,160
Goldman Sachs Group, Inc.
3.850%, 01/26/27 (b)	1,900,000	1,881,418
4.223%, 3M TSFR + 1.563%, 05/01/29 (a) (b)	1,900,000	1,873,552
5.016%, SOFR + 1.420%, 10/23/35 (a)	8,400,000	8,169,168
6.125%, 02/15/33 (b)	2,075,000	2,235,252
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (a) (b)	3,500,000	3,368,610
5.130%, SOFR + 1.040%, 11/19/28 (a) (b)	6,000,000	6,046,080
6.500%, 09/15/37 (b)	1,205,000	1,281,252
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,014,380
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,785,777
2.522%, SOFR + 2.040%, 04/22/31 (a)	2,000,000	1,793,780
2.950%, 10/01/26	2,000,000	1,960,400
3.157%, SOFR + 1.460%, 04/22/42 (a) (b)	7,900,000	5,891,741
3.882%, 3M TSFR + 1.622%, 07/24/38 (a)	1,000,000	867,630
3.900%, 07/15/25	3,000,000	2,996,580
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	2,400,000	1,889,040
5.350%, SOFR + 1.845%, 06/01/34 (a) (b)	2,900,000	2,948,778
5.534%, SOFR + 1.550%, 11/29/45 (a) (b)	2,000,000	1,979,380
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,000,000	1,816,900
3.750%, 02/15/28	2,000,000	1,988,580
4.375%, 03/01/27	3,000,000	3,020,940
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	997,670
Lloyds Banking Group PLC
3.574%, 11/07/28	1,800,000	1,748,520
5.590%, 1Y H15 + 1.200%, 11/26/35 (a)	2,000,000	2,003,940
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26 (b)	1,000,000	994,350
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,002,880
5.574%, 1Y H15 + 0.950%, 01/16/36 (a) (b)	2,000,000	2,042,880
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (b)	1,800,000	1,776,510
5.098%, 1Y H15 + 0.820%, 05/13/31 (a) (b)	2,000,000	2,018,360
Morgan Stanley
4.300%, 01/27/45	1,900,000	1,599,724
BHFTII-159

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
4.350%, 09/08/26 (b)	3,800,000	$3,782,634
7.250%, 04/01/32 (b)	1,850,000	2,105,171
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (a) (b)	10,000,000	10,184,000
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	3,000,000	3,001,620
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (b)	500,000	500,955
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,951,034
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,056,060
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (a) (b)	2,000,000	1,994,900
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,012,700
State Street Corp.
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,038,150
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26 (b)	4,700,000	4,593,545
Toronto-Dominion Bank
4.994%, 04/05/29 (b)	5,000,000	5,063,350
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (a)	2,000,000	1,938,860
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (a)	2,000,000	2,044,120
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,062,400
UBS Group AG
4.550%, 04/17/26	1,700,000	1,701,190
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,211,864
3.000%, 10/23/26 (b)	2,000,000	1,955,600
5.499%, SOFR + 1.780%, 01/23/35 (a) (b)	9,900,000	10,028,997
5.557%, SOFR + 1.990%, 07/25/34 (a)	1,500,000	1,524,960
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,475,481
5.618%, 1Y H15 + 1.200%, 11/20/35 (a)	2,000,000	1,985,640
		196,813,993
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, 02/01/46	5,400,000	4,979,340
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	995,271
5.550%, 01/23/49 (b)	1,900,000	1,900,380
Coca-Cola Co.
1.650%, 06/01/30	2,400,000	2,093,856
Constellation Brands, Inc.
4.800%, 01/15/29 (b)	4,000,000	4,010,520
Diageo Capital PLC
2.375%, 10/24/29	1,400,000	1,279,264
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28	1,200,000	1,201,176
PepsiCo, Inc.
2.750%, 03/19/30 (b)	800,000	739,512
4.450%, 04/14/46 (b)	1,300,000	1,143,064
Security Description	Principal Amount*	Value

Beverages—(Continued)
PepsiCo, Inc.
4.500%, 07/17/29 (b)	2,000,000	$2,018,360
		20,360,743
Biotechnology — 0.2%
Amgen, Inc.
2.000%, 01/15/32 (b)	1,600,000	1,337,392
4.663%, 06/15/51	1,000,000	854,190
5.650%, 03/02/53 (b)	2,000,000	1,961,280
Biogen, Inc.
4.050%, 09/15/25 (b)	300,000	299,427
Gilead Sciences, Inc.
3.650%, 03/01/26 (b)	2,000,000	1,985,260
		6,437,549
Building Materials — 0.1%
Carrier Global Corp.
2.493%, 02/15/27 (b)	2,000,000	1,931,680
Owens Corning
5.700%, 06/15/34 (b)	2,000,000	2,054,180
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (b)	1,000,000	973,620
		4,959,480
Chemicals — 0.3%
Dow Chemical Co.
4.375%, 11/15/42 (b)	1,000,000	821,740
5.150%, 02/15/34 (b)	2,000,000	1,977,740
DuPont de Nemours, Inc.
5.419%, 11/15/48 (b)	1,000,000	1,006,190
LyondellBasell Industries NV
4.625%, 02/26/55 (b)	1,400,000	1,102,696
Nutrien Ltd.
4.200%, 04/01/29 (b)	1,000,000	980,440
Sherwin-Williams Co.
3.450%, 06/01/27 (b)	1,000,000	978,560
4.500%, 06/01/47 (b)	2,500,000	2,116,575
Westlake Corp.
3.125%, 08/15/51	500,000	309,625
		9,293,566
Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30 (b)	900,000	815,895
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	691,968
PayPal Holdings, Inc.
2.850%, 10/01/29 (b)	2,000,000	1,864,480
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	987,170
Quanta Services, Inc.
5.250%, 08/09/34 (b)	1,000,000	986,660
S&P Global, Inc.
2.300%, 08/15/60	800,000	408,608
BHFTII-160

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Yale University
2.402%, 04/15/50	2,000,000	$1,203,040
		6,957,821
Computers — 0.5%
Apple, Inc.
1.650%, 02/08/31 (b)	5,900,000	5,098,957
2.550%, 08/20/60	1,000,000	589,670
2.650%, 02/08/51	1,500,000	938,790
3.350%, 08/08/32 (b)	2,300,000	2,152,271
4.650%, 02/23/46	1,000,000	921,740
Dell International LLC/EMC Corp.
5.300%, 10/01/29 (b)	1,800,000	1,832,058
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	1,400,000	1,399,622
HP, Inc.
4.000%, 04/15/29 (b)	1,000,000	969,870
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (b)	2,000,000	1,967,460
International Business Machines Corp.
3.300%, 05/15/26	1,900,000	1,879,271
4.000%, 06/20/42	1,200,000	989,040
		18,738,749
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (b)	1,100,000	937,761
Haleon U.S. Capital LLC
3.625%, 03/24/32	1,300,000	1,195,519
Kenvue, Inc.
5.050%, 03/22/53 (b)	400,000	374,704
Procter & Gamble Co.
3.550%, 03/25/40	900,000	759,897
4.550%, 01/29/34 (b)	2,000,000	1,989,060
Unilever Capital Corp.
2.900%, 05/05/27 (b)	1,500,000	1,462,260
		6,719,201
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	1,000,000	885,240
3.650%, 07/21/27 (b)	1,900,000	1,854,970
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	886,896
American Express Co.
3.300%, 05/03/27	3,000,000	2,937,480
Blackrock, Inc.
4.750%, 05/25/33 (b)	1,000,000	998,210
Brookfield Capital Finance LLC
6.087%, 06/14/33	500,000	524,480
Brookfield Finance, Inc.
3.900%, 01/25/28 (b)	2,600,000	2,554,136
Capital One Financial Corp.
3.800%, 01/31/28 (b)	1,800,000	1,761,678
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,517,955
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Charles Schwab Corp.
4.625%, 03/22/30	900,000	$904,392
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	516,140
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	2,400,000	2,504,784
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	651,570
3.750%, 12/01/25	1,000,000	994,700
Jefferies Financial Group, Inc.
5.875%, 07/21/28	1,000,000	1,026,610
Mastercard, Inc.
3.350%, 03/26/30 (b)	1,700,000	1,617,329
Nasdaq, Inc.
3.950%, 03/07/52 (b)	700,000	535,815
Nomura Holdings, Inc.
2.679%, 07/16/30 (b)	1,000,000	891,780
6.070%, 07/12/28	1,000,000	1,037,890
Visa, Inc.
1.100%, 02/15/31 (b)	3,100,000	2,587,012
Voya Financial, Inc.
4.700%, 01/23/48	2,200,000	2,082,300
		29,271,367
Electric — 2.1%
Appalachian Power Co.
3.700%, 05/01/50 (b)	900,000	638,019
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,132,469
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,410,540
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	581,445
Connecticut Light & Power Co.
4.000%, 04/01/48	1,000,000	790,770
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,672,291
Constellation Energy Generation LLC
5.600%, 03/01/28 (b)	1,000,000	1,026,850
Dominion Energy, Inc.
3.900%, 10/01/25 (b)	1,900,000	1,893,350
4.600%, 03/15/49	800,000	660,616
DTE Electric Co.
3.700%, 03/15/45	1,000,000	777,040
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	705,680
5.300%, 02/15/40	2,000,000	1,982,940
Duke Energy Corp.
2.650%, 09/01/26 (b)	1,000,000	973,970
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	3,906,396
Entergy Louisiana LLC
4.000%, 03/15/33 (b)	1,000,000	930,200
Evergy, Inc.
2.900%, 09/15/29	500,000	462,025
Exelon Corp.
3.400%, 04/15/26	1,000,000	987,730
5.600%, 03/15/53 (b)	1,000,000	962,850
5.625%, 06/15/35	500,000	509,815
BHFTII-161

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	$1,813,067
Georgia Power Co.
4.300%, 03/15/42 (b)	2,000,000	1,713,440
Indiana Michigan Power Co.
5.625%, 04/01/53 (b)	2,500,000	2,449,475
Louisville Gas & Electric Co.
4.250%, 04/01/49 (b)	800,000	637,752
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,648,677
4.250%, 07/15/49	1,500,000	1,226,175
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (b)	1,800,000	1,625,688
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (b)	7,500,000	7,563,000
5.550%, 03/15/54 (b)	1,000,000	956,190
Northern States Power Co.
6.250%, 06/01/36 (b)	1,200,000	1,322,412
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	590,535
Pacific Gas & Electric Co.
2.500%, 02/01/31 (b)	3,000,000	2,579,520
5.900%, 10/01/54 (b)	7,500,000	7,091,175
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	154,877
5.212%, 12/01/49	500,000	479,445
Public Service Electric & Gas Co.
1.900%, 08/15/31 (b)	1,600,000	1,357,856
Sempra
3.400%, 02/01/28	1,100,000	1,062,776
6.400%, 5Y H15 + 2.632%, 10/01/54 (a)	1,600,000	1,514,288
Southern California Edison Co.
3.650%, 03/01/28	900,000	871,074
4.000%, 04/01/47	1,000,000	744,440
Southern Co.
4.850%, 06/15/28 (b)	5,000,000	5,056,000
Southwestern Electric Power Co.
4.100%, 09/15/28	1,800,000	1,769,220
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,730,250
Virginia Electric & Power Co.
5.550%, 08/15/54 (b)	7,600,000	7,361,436
		75,323,764
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (b)	500,000	431,125
Electronics — 0.1%
Honeywell International, Inc.
5.000%, 03/01/35 (b)	2,000,000	1,992,160
5.250%, 03/01/54	1,600,000	1,520,224
		3,512,384
Security Description	Principal Amount*	Value

Entertainment — 0.0%
Warnermedia Holdings, Inc.
3.755%, 03/15/27	1,200,000	$1,170,456
5.141%, 03/15/52 (b)	600,000	437,346
		1,607,802
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34 (b)	2,000,000	2,018,640
Waste Connections, Inc.
2.200%, 01/15/32 (b)	500,000	422,605
Waste Management, Inc.
3.150%, 11/15/27 (b)	1,800,000	1,750,752
		4,191,997
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28 (b)	1,300,000	1,302,886
General Mills, Inc.
4.200%, 04/17/28 (b)	1,500,000	1,485,240
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, 12/01/52 (b)	2,400,000	2,498,136
Kraft Heinz Foods Co.
5.000%, 07/15/35 (b)	1,600,000	1,574,240
Kroger Co.
2.200%, 05/01/30 (b)	1,000,000	886,700
Sysco Corp.
6.600%, 04/01/50 (b)	900,000	976,914
Tyson Foods, Inc.
3.550%, 06/02/27 (b)	1,200,000	1,176,060
		9,900,176
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (b)	800,000	653,280
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31	1,100,000	923,538
NiSource, Inc.
4.800%, 02/15/44	1,500,000	1,328,190
Southern Co. Gas Capital Corp.
4.950%, 09/15/34	2,000,000	1,946,100
		4,197,828
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.400%, 04/15/33 (b)	2,900,000	3,008,286
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,563,948
		4,572,234
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,278,628
BHFTII-162

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	$712,557
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (b)	1,400,000	1,476,118
Medtronic, Inc.
4.625%, 03/15/45 (b)	933,000	836,985
Stryker Corp.
1.150%, 06/15/25	1,000,000	993,400
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (b)	4,000,000	4,045,040
		9,342,728
Healthcare-Services — 0.8%
Centene Corp.
2.500%, 03/01/31	300,000	253,143
3.375%, 02/15/30 (b)	3,400,000	3,077,306
Cigna Group
2.375%, 03/15/31	1,500,000	1,308,795
4.500%, 02/25/26 (b)	1,200,000	1,199,952
6.125%, 11/15/41	313,000	322,925
CommonSpirit Health
3.910%, 10/01/50	500,000	369,215
5.205%, 12/01/31 (b)	2,000,000	2,018,160
Elevance Health, Inc.
5.850%, 01/15/36	1,800,000	1,866,924
HCA, Inc.
4.125%, 06/15/29	1,800,000	1,748,106
5.450%, 09/15/34	6,100,000	6,038,573
5.900%, 06/01/53 (b)	1,000,000	953,880
Humana, Inc.
4.875%, 04/01/30 (b)	800,000	795,560
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	649,720
UnitedHealth Group, Inc.
3.500%, 08/15/39 (b)	900,000	731,943
3.750%, 07/15/25	1,600,000	1,596,240
4.250%, 06/15/48	1,000,000	811,300
4.950%, 05/15/62	1,300,000	1,127,919
5.000%, 04/15/34	5,000,000	4,972,700
		29,842,361
Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (b)	1,300,000	1,302,236
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30	1,100,000	1,031,107
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (b)	1,100,000	917,389
American International Group, Inc.
3.400%, 06/30/30 (b)	800,000	748,208
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (b)	1,000,000	1,016,270
Security Description	Principal Amount*	Value

Insurance—(Continued)
Arthur J Gallagher & Co.
5.450%, 07/15/34 (b)	3,000,000	$3,043,380
Athene Holding Ltd.
6.250%, 04/01/54 (b)	1,000,000	999,140
AXA SA
8.600%, 12/15/30 (b)	365,000	430,423
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	1,700,000	1,416,134
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (b)	750,000	742,125
Chubb Corp.
6.000%, 05/11/37	865,000	927,038
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (a) (b)	1,000,000	993,960
Equitable Holdings, Inc.
5.000%, 04/20/48 (b)	1,100,000	984,654
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (b)	2,000,000	1,970,300
Hartford Insurance Group, Inc.
6.100%, 10/01/41	780,000	803,041
Lincoln National Corp.
4.350%, 03/01/48	600,000	475,128
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26	1,000,000	993,850
5.450%, 03/15/54 (b)	1,000,000	967,980
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	976,910
Progressive Corp.
4.950%, 06/15/33 (b)	3,000,000	3,011,190
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	894,640
5.700%, 12/14/36 (b)	1,525,000	1,588,653
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	525,600
		24,426,013
Internet — 0.5%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (b)	1,400,000	1,141,966
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	622,886
Amazon.com, Inc.
3.100%, 05/12/51 (b)	2,200,000	1,494,768
3.450%, 04/13/29 (b)	3,100,000	3,022,593
3.875%, 08/22/37	1,900,000	1,709,696
Booking Holdings, Inc.
3.600%, 06/01/26	2,000,000	1,982,140
eBay, Inc.
3.600%, 06/05/27	1,500,000	1,472,715
Meta Platforms, Inc.
4.750%, 08/15/34 (b)	3,000,000	2,978,250
4.950%, 05/15/33 (b)	1,500,000	1,515,915
Netflix, Inc.
4.900%, 08/15/34 (b)	2,000,000	2,000,660
		17,941,589
BHFTII-163

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29 (b)	2,500,000	$2,537,975
Blackstone Private Credit Fund
6.250%, 01/25/31 (b)	1,000,000	1,016,560
Blue Owl Capital Corp.
3.400%, 07/15/26 (b)	400,000	390,624
Blue Owl Credit Income Corp.
6.650%, 03/15/31	1,500,000	1,531,650
		5,476,809
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30	2,200,000	2,047,144
6.875%, 11/21/36	528,000	572,173
		2,619,317
Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31	1,000,000	997,390
Marriott International, Inc.
2.850%, 04/15/31 (b)	1,100,000	978,054
Sands China Ltd.
5.400%, 08/08/28 (b)	1,000,000	999,620
		2,975,064
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42	3,100,000	2,552,354
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31 (b)	1,000,000	861,540
4.050%, 09/08/25	1,000,000	997,580
4.850%, 06/11/29 (b)	2,000,000	2,031,720
		3,890,840
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	3,300,000	1,999,371
6.100%, 06/01/29 (b)	2,000,000	2,066,040
6.484%, 10/23/45	900,000	852,381
Comcast Corp.
3.150%, 03/01/26	1,000,000	988,130
3.969%, 11/01/47	900,000	695,088
4.650%, 07/15/42 (b)	1,670,000	1,484,763
5.650%, 06/15/35 (b)	1,500,000	1,549,650
5.650%, 06/01/54 (b)	3,000,000	2,938,890
Discovery Communications LLC
3.950%, 03/20/28	1,100,000	1,056,550
4.000%, 09/15/55	1,481,000	929,935
Fox Corp.
5.576%, 01/25/49 (b)	1,000,000	936,550
Paramount Global
4.375%, 03/15/43	1,500,000	1,111,485
Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Cable LLC
5.500%, 09/01/41	1,200,000	$1,037,196
6.550%, 05/01/37	100,000	99,063
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	972,750
Walt Disney Co.
3.600%, 01/13/51 (b)	1,000,000	735,380
6.550%, 03/15/33 (b)	950,000	1,058,034
		20,511,256
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33	1,200,000	1,213,656
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (b)	2,100,000	1,972,320
Newmont Corp.
6.250%, 10/01/39	1,800,000	1,932,660
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (b)	751,000	803,698
		5,922,334
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,637,253
4.000%, 09/14/48	900,000	714,114
Parker-Hannifin Corp.
3.250%, 06/14/29	900,000	856,782
		3,208,149
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29	3,000,000	2,934,450
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,726,520
1.750%, 09/19/29	900,000	816,696
4.125%, 01/12/27	4,000,000	4,008,320
4.125%, 01/12/34	3,100,000	3,057,654
Asian Infrastructure Investment Bank
0.500%, 05/28/25	1,000,000	993,830
0.500%, 01/27/26	50,000	48,526
European Bank for Reconstruction & Development
4.125%, 01/25/29	1,000,000	1,003,370
European Investment Bank
0.375%, 03/26/26	2,000,000	1,928,200
3.625%, 07/15/30 (b)	1,000,000	978,730
4.000%, 02/15/29	5,100,000	5,099,439
4.375%, 10/10/31 (b)	1,000,000	1,012,600
4.875%, 02/15/36 (b)	1,100,000	1,150,688
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,304,450
2.375%, 07/07/27	1,500,000	1,448,595
4.125%, 02/15/29	4,000,000	4,017,360
4.500%, 02/15/30	400,000	407,664
7.000%, 06/15/25	200,000	200,998
International Bank for Reconstruction & Development
1.625%, 11/03/31	3,800,000	3,242,578
BHFTII-164

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Bank for Reconstruction & Development
3.125%, 06/15/27	1,100,000	$1,080,222
3.875%, 02/14/30	1,000,000	991,470
4.625%, 08/01/28	5,900,000	6,018,177
4.625%, 01/15/32	1,000,000	1,023,430
International Finance Corp.
0.375%, 07/16/25	25,000	24,708
4.500%, 01/21/28	2,000,000	2,028,700
		46,547,375
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (b)	1,100,000	1,079,144
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,000,000	877,410
3.000%, 02/24/50	1,000,000	645,290
4.699%, 04/10/29 (b)	3,000,000	3,019,920
Canadian Natural Resources Ltd.
6.250%, 03/15/38 (b)	800,000	830,272
Chevron Corp.
2.954%, 05/16/26	1,500,000	1,479,015
ConocoPhillips Co.
5.300%, 05/15/53 (b)	1,000,000	935,000
6.950%, 04/15/29 (b)	700,000	762,699
Devon Energy Corp.
5.750%, 09/15/54 (b)	2,800,000	2,562,728
Diamondback Energy, Inc.
5.750%, 04/18/54	1,000,000	941,470
Equinor ASA
3.625%, 04/06/40	600,000	499,572
Exxon Mobil Corp.
4.114%, 03/01/46	1,600,000	1,317,216
4.227%, 03/19/40 (b)	2,000,000	1,787,140
Occidental Petroleum Corp.
5.200%, 08/01/29 (b)	3,500,000	3,497,165
6.450%, 09/15/36	1,000,000	1,028,850
Phillips 66 Co.
4.875%, 11/15/44	1,000,000	866,970
4.950%, 03/15/35 (b)	2,600,000	2,503,774
Shell Finance U.S., Inc.
2.375%, 11/07/29 (b)	2,000,000	1,830,720
3.250%, 04/06/50 (b)	900,000	620,649
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	598,122
Valero Energy Corp.
3.400%, 09/15/26 (b)	200,000	196,808
		26,800,790
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30	1,000,000	991,870
Halliburton Co.
5.000%, 11/15/45 (b)	1,200,000	1,079,508
		2,071,378
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (b)	1,100,000	$1,084,281
WRKCo, Inc.
3.000%, 06/15/33 (b)	600,000	514,980
4.200%, 06/01/32 (b)	2,100,000	1,993,719
		3,592,980
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.050%, 11/21/39	6,900,000	6,053,508
5.400%, 03/15/54 (b)	1,500,000	1,473,570
AstraZeneca PLC
4.000%, 09/18/42	1,200,000	1,014,348
Becton Dickinson & Co.
4.669%, 06/06/47 (b)	2,000,000	1,725,740
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	959,170
5.200%, 02/22/34 (b)	5,900,000	6,002,365
5.550%, 02/22/54 (b)	1,500,000	1,478,100
Cardinal Health, Inc.
3.410%, 06/15/27 (b)	800,000	782,528
CVS Health Corp.
4.300%, 03/25/28 (b)	544,000	537,244
4.780%, 03/25/38	1,500,000	1,348,845
5.050%, 03/25/48	1,500,000	1,279,890
5.125%, 07/20/45	900,000	784,890
6.000%, 06/01/44 (b)	5,000,000	4,871,900
Eli Lilly & Co.
4.600%, 08/14/34 (b)	1,000,000	982,460
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (b)	1,000,000	987,070
Johnson & Johnson
3.700%, 03/01/46	1,000,000	807,030
5.950%, 08/15/37 (b)	910,000	1,001,036
Merck & Co., Inc.
3.400%, 03/07/29	6,300,000	6,084,792
6.550%, 09/15/37	1,000,000	1,134,320
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	316,260
Novartis Capital Corp.
2.200%, 08/14/30	1,900,000	1,697,897
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43 (b)	4,800,000	4,574,400
5.340%, 05/19/63	2,000,000	1,857,460
Pfizer, Inc.
3.600%, 09/15/28 (b)	2,100,000	2,060,541
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 (b)	800,000	785,208
		50,600,572
Pipelines — 0.9%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (b)	220,000	255,167
Enbridge Energy Partners LP
5.875%, 10/15/25 (b)	500,000	501,485
BHFTII-165

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enbridge, Inc.
5.950%, 04/05/54 (b)	1,500,000	$1,492,020
Energy Transfer LP
5.150%, 03/15/45	2,600,000	2,274,688
6.050%, 09/01/54 (b)	3,500,000	3,401,160
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	723,096
3.950%, 02/15/27 (b)	1,300,000	1,292,369
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,126,520
MPLX LP
4.000%, 03/15/28 (b)	4,600,000	4,516,050
5.200%, 03/01/47	1,000,000	880,320
ONEOK, Inc.
3.100%, 03/15/30 (b)	1,100,000	1,012,968
5.700%, 11/01/54	3,600,000	3,368,592
Sabine Pass Liquefaction LLC
5.875%, 06/30/26 (b)	1,600,000	1,613,824
Targa Resources Corp.
6.150%, 03/01/29 (b)	3,400,000	3,555,448
TransCanada PipeLines Ltd.
6.200%, 10/15/37	1,800,000	1,866,060
Western Midstream Operating LP
4.050%, 02/01/30	1,100,000	1,049,972
Williams Cos., Inc.
3.750%, 06/15/27	1,500,000	1,474,410
		31,404,149
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52 (b)	1,100,000	750,948
American Tower Corp.
3.800%, 08/15/29 (b)	2,700,000	2,592,027
5.900%, 11/15/33 (b)	900,000	941,418
AvalonBay Communities, Inc.
2.300%, 03/01/30 (b)	200,000	179,062
5.350%, 06/01/34	2,000,000	2,027,620
Boston Properties LP
5.750%, 01/15/35 (b)	2,000,000	1,978,380
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	900,000	861,057
Crown Castle, Inc.
3.800%, 02/15/28	1,500,000	1,459,125
Digital Realty Trust LP
3.700%, 08/15/27 (b)	1,500,000	1,472,385
Equinix, Inc.
3.200%, 11/18/29 (b)	700,000	654,430
ERP Operating LP
3.000%, 07/01/29 (b)	1,000,000	935,540
Essex Portfolio LP
3.000%, 01/15/30 (b)	1,000,000	920,640
Extra Space Storage LP
5.400%, 02/01/34 (b)	2,000,000	1,998,180
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (b)	2,000,000	1,971,780
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Healthpeak OP LLC
3.500%, 07/15/29	900,000	$854,046
NNN REIT, Inc.
2.500%, 04/15/30 (b)	1,000,000	892,780
Prologis LP
3.375%, 12/15/27 (b)	500,000	487,180
5.000%, 03/15/34 (b)	1,000,000	993,300
Public Storage Operating Co.
3.094%, 09/15/27 (b)	500,000	484,705
Realty Income Corp.
5.125%, 02/15/34 (b)	1,000,000	991,400
Simon Property Group LP
4.750%, 09/26/34 (b)	3,100,000	2,972,466
Sun Communities Operating LP
5.700%, 01/15/33	700,000	713,223
Ventas Realty LP
5.625%, 07/01/34	2,000,000	2,033,720
		29,165,412
Retail — 0.6%
Home Depot, Inc.
3.000%, 04/01/26 (b)	1,800,000	1,779,084
4.250%, 04/01/46	2,000,000	1,681,320
4.750%, 06/25/29 (b)	2,000,000	2,022,780
Lowe's Cos., Inc.
4.050%, 05/03/47 (b)	5,400,000	4,206,870
4.250%, 04/01/52	1,100,000	859,826
5.625%, 04/15/53 (b)	1,000,000	965,300
McDonald's Corp.
4.875%, 12/09/45 (b)	1,500,000	1,358,895
5.200%, 05/17/34	1,900,000	1,938,380
Starbucks Corp.
3.550%, 08/15/29 (b)	1,000,000	959,980
Target Corp.
2.650%, 09/15/30	1,400,000	1,272,824
Walmart, Inc.
1.800%, 09/22/31 (b)	3,600,000	3,085,056
3.900%, 09/09/25	1,000,000	997,290
4.050%, 06/29/48	900,000	744,795
		21,872,400
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A) (b)	1,600,000	1,326,528
4.300%, 11/15/32	1,700,000	1,621,052
4.800%, 10/15/34 (b)	6,200,000	6,052,564
Intel Corp.
4.750%, 03/25/50 (b)	1,800,000	1,449,558
4.900%, 08/05/52 (b)	1,000,000	817,020
5.150%, 02/21/34 (b)	5,100,000	5,005,701
Micron Technology, Inc.
5.800%, 01/15/35 (b)	1,000,000	1,023,580
NVIDIA Corp.
2.850%, 04/01/30 (b)	1,100,000	1,026,212
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30	1,100,000	1,025,497
BHFTII-166

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
QUALCOMM, Inc.
1.650%, 05/20/32 (b)	2,333,000	$1,902,118
Texas Instruments, Inc.
2.250%, 09/04/29 (b)	1,000,000	915,800
TSMC Arizona Corp.
4.250%, 04/22/32	3,000,000	2,947,350
		25,112,980
Software — 0.6%
Fidelity National Information Services, Inc.
1.150%, 03/01/26	1,000,000	969,530
Fiserv, Inc.
5.625%, 08/21/33	1,500,000	1,543,905
Microsoft Corp.
3.300%, 02/06/27 (b)	5,100,000	5,035,026
4.250%, 02/06/47 (b)	2,000,000	1,808,580
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,686,560
2.950%, 04/01/30 (b)	1,200,000	1,102,152
3.600%, 04/01/40 (b)	7,600,000	5,972,384
3.850%, 04/01/60	2,100,000	1,435,644
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	645,890
		21,199,671
Telecommunications — 1.0%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	911,890
AT&T, Inc.
3.500%, 06/01/41 (b)	6,700,000	5,164,025
3.500%, 09/15/53	1,221,000	832,380
3.650%, 09/15/59	2,686,000	1,811,009
4.100%, 02/15/28 (b)	1,687,000	1,668,629
7.125%, 12/15/31	100,000	110,667
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34 (b)	1,000,000	997,790
Cisco Systems, Inc.
4.850%, 02/26/29 (b)	3,000,000	3,052,140
5.500%, 01/15/40 (b)	1,000,000	1,027,190
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	351,780
Orange SA
5.500%, 02/06/44	500,000	492,240
Rogers Communications, Inc.
2.900%, 11/15/26 (b)	1,100,000	1,070,608
Telefonica Emisiones SA
4.103%, 03/08/27 (b)	900,000	892,431
T-Mobile USA, Inc.
2.550%, 02/15/31 (b)	2,200,000	1,939,432
3.300%, 02/15/51	1,500,000	1,000,905
3.875%, 04/15/30	4,800,000	4,600,032
4.750%, 02/01/28 (b)	1,000,000	1,000,470
Verizon Communications, Inc.
3.400%, 03/22/41	7,800,000	5,999,370
3.550%, 03/22/51 (b)	1,000,000	713,000
4.812%, 03/15/39 (b)	1,927,000	1,796,002
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vodafone Group PLC
6.150%, 02/27/37	1,000,000	$1,058,810
		36,490,800
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45 (b)	1,900,000	1,580,762
Canadian National Railway Co.
4.450%, 01/20/49	400,000	343,560
Canadian Pacific Railway Co.
2.450%, 12/02/31 (b)	1,100,000	948,871
CSX Corp.
4.100%, 03/15/44	1,600,000	1,333,392
6.150%, 05/01/37	800,000	863,056
FedEx Corp.
4.550%, 04/01/46 (144A)	1,000,000	812,890
Norfolk Southern Corp.
2.550%, 11/01/29	1,000,000	915,120
5.590%, 05/17/25	28,000	28,009
Ryder System, Inc.
5.375%, 03/15/29 (b)	2,000,000	2,043,600
Union Pacific Corp.
2.891%, 04/06/36 (b)	1,200,000	981,696
3.200%, 05/20/41	3,400,000	2,589,848
3.250%, 02/05/50 (b)	1,300,000	899,743
United Parcel Service, Inc.
4.450%, 04/01/30 (b)	1,600,000	1,600,912
		14,941,459
Trucking & Leasing — 0.1%
GATX Corp.
5.450%, 09/15/33 (b)	2,500,000	2,521,500
Water — 0.0%
American Water Capital Corp.
3.750%, 09/01/28 (b)	900,000	878,913
Total Corporate Bonds & Notes (Cost $945,688,712)		898,778,166

Foreign Government—1.6%
Banks — 0.0%
Korea Development Bank
4.875%, 02/03/30	2,000,000	2,039,480
Regional Government — 0.3%
Province of Alberta
4.500%, 01/24/34	1,000,000	992,300
Province of British Columbia
1.300%, 01/29/31 (b)	1,000,000	845,930
Province of Ontario
4.200%, 01/18/29 (b)	3,000,000	3,000,990
Province of Quebec
2.500%, 04/20/26	2,000,000	1,965,180
BHFTII-167

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Regional Government—(Continued)
Province of Quebec
4.250%, 09/05/34 (b)	3,000,000	$2,910,060
		9,714,460
Sovereign — 1.3%
Canada Government International Bonds
4.625%, 04/30/29 (b)	2,000,000	2,047,020
Chile Government International Bonds
2.550%, 07/27/33	1,300,000	1,078,441
3.100%, 01/22/61	1,200,000	720,744
3.500%, 01/25/50	1,000,000	706,250
Export Development Canada
4.125%, 02/13/29	1,500,000	1,504,365
Export-Import Bank of Korea
4.000%, 09/11/29 (b)	2,100,000	2,065,245
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	707,905
3.850%, 10/15/30	700,000	663,887
4.350%, 01/11/48 (b)	1,200,000	987,120
4.550%, 01/11/28	2,000,000	1,995,500
Israel Government AID Bonds
5.500%, 09/18/33	200,000	212,856
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	760,440
5.500%, 03/12/34	2,000,000	1,982,460
Japan Bank for International Cooperation
2.750%, 11/16/27 (b)	3,000,000	2,896,140
4.625%, 07/19/28	1,600,000	1,623,552
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,012,272
4.600%, 01/23/46	1,100,000	820,952
4.750%, 03/08/44	900,000	700,893
5.750%, 10/12/2110	1,000,000	786,280
6.350%, 02/09/35	4,000,000	4,012,640
6.750%, 09/27/34 (b)	1,050,000	1,100,159
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	914,630
Panama Government International Bonds
3.875%, 03/17/28	900,000	855,459
7.875%, 03/01/57 (b)	1,900,000	1,870,151
Peru Government International Bonds
5.875%, 08/08/54 (b)	1,000,000	969,410
8.750%, 11/21/33	1,450,000	1,764,171
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	935,253
4.375%, 03/05/30	2,000,000	1,969,460
5.000%, 01/13/37	1,740,000	1,706,609
Republic of Italy Government International Bonds
2.875%, 10/17/29	1,000,000	927,350
Republic of Poland Government International Bonds
3.250%, 04/06/26 (b)	1,000,000	988,180
5.500%, 03/18/54	2,100,000	1,974,189
Svensk Exportkredit AB
4.875%, 10/04/30 (b)	1,000,000	1,031,960
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
4.375%, 10/27/27	900,000	$897,759
		45,189,702
Total Foreign Government (Cost $59,609,196)		56,943,642

Mortgage-Backed Securities—0.7%
Commercial Mortgage-Backed Securities — 0.7%
Bank
2.556%, 05/15/64	500,000	438,208
2.758%, 09/15/62	161,892	149,590
3.538%, 11/15/54	1,000,000	966,995
4.407%, 11/15/61 (a)	881,000	870,187
5.355%, 10/15/57 (a)	300,000	297,301
6.106%, 06/15/57 (a)	500,000	522,516
6.356%, 06/15/57 (a)	400,000	412,408
Bank5
5.769%, 06/15/57	1,400,000	1,445,660
6.255%, 09/15/56	1,558,903	1,614,509
6.260%, 04/15/56 (a)	1,000,000	1,037,208
BBCMS Mortgage Trust
3.662%, 04/15/55 (a)	730,000	667,916
4.600%, 06/15/55 (a)	2,000,000	1,897,961
5.829%, 05/15/57	350,000	369,648
5.943%, 05/15/57 (a)	560,000	569,719
6.094%, 05/15/57 (a)	200,000	209,071
Benchmark Mortgage Trust
3.666%, 01/15/51 (a)	915,000	886,773
6.228%, 05/15/56 (a)	1,050,000	1,099,373
6.363%, 07/15/56 (a)	2,500,000	2,613,664
BMO Mortgage Trust
6.340%, 07/15/57 (a)	650,000	669,434
CD Mortgage Trust
3.631%, 02/10/50	950,000	906,140
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	768,588
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	911,210
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	386,949
5.645%, 02/15/58	5,550,000	5,757,864
6.044%, 02/15/58 (a)	850,000	873,096
Total Mortgage-Backed Securities (Cost $26,541,915)		26,341,988

Municipals—0.5%
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	348,872
Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	2,176,801
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,007,066
BHFTII-168

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Municipals—(Continued)
Short-Term Investments—0.1%
Security Description	Principal Amount*	Value

Municipal Electric Authority of Georgia
6.637%, 04/01/57	1,878,000	$2,055,909
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,201,824
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	296,449
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,274,341
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	655,878
State of California, General Obligation Unlimited
4.500%, 08/01/29	4,000,000	4,038,436
7.300%, 10/01/39	1,200,000	1,393,758
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,157,647	1,155,417
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	454,964
Total Municipals (Cost $17,373,090)		16,059,715

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
5.260%, 02/15/29	1,510,000	1,532,238
Carvana Auto Receivables Trust
5.210%, 06/10/30	4,000,000	4,069,776
Ford Credit Auto Owner Trust
4.610%, 08/15/29	550,000	553,194
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	499,371
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	500,003
4.680%, 05/15/30	500,000	500,229
		7,654,811
Asset-Backed - Credit Card — 0.2%
American Express Credit Account Master Trust
5.150%, 09/15/30	3,000,000	3,081,752
Capital One Multi-Asset Execution Trust
2.060%, 08/15/28	1,865,000	1,808,411
4.420%, 05/15/28	1,000,000	1,000,558
WF Card Issuance Trust
4.290%, 10/15/29	675,000	675,239
		6,565,960
Asset-Backed - Other — 0.0%
John Deere Owner Trust
4.230%, 09/17/29	500,000	499,419
Total Asset-Backed Securities (Cost $14,826,326)		14,720,190

Security Description	Principal Amount*	Value

U.S. Treasury—0.1%
U.S. Treasury Bills
Zero Coupon, 04/01/25 (c)	4,500,000	$4,499,471
Total Short-Term Investments (Cost $4,500,000)		4,499,471

Securities Lending Reinvestments (d)—9.5%
Certificates of Deposit—1.7%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (a)	6,000,000	6,000,318
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (a)	2,000,000	1,999,997
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (a)	2,000,000	2,000,360
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (a)	4,500,000	4,499,945
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/13/25	5,000,000	4,973,850
4.580%, SOFR + 0.240%, 07/07/25 (a)	5,000,000	5,001,050
Mizuho Bank Ltd.
4.540%, SOFR + 0.180%, 09/11/25 (a)	2,000,000	1,999,364
4.560%, SOFR + 0.200%, 08/19/25 (a)	2,000,000	2,000,112
4.590%, SOFR + 0.230%, 05/09/25 (a)	2,000,000	2,000,020
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (a)	3,000,000	2,999,754
4.580%, SOFR + 0.220%, 12/15/25 (a)	5,000,000	4,998,875
Royal Bank of Canada
4.680%, SOFR + 0.340%, 05/08/25 (a)	2,000,000	2,000,390
Sumitomo Mitsui Banking Corp.
4.570%, SOFR + 0.230%, 07/30/25 (a)	3,000,000	3,000,771
4.580%, SOFR + 0.240%, 07/09/25 (a)	5,000,000	5,001,305
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (a)	5,000,000	4,999,475
4.700%, SOFR + 0.340%, 05/09/25 (a)	3,000,000	2,999,949
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (a)	3,000,000	3,000,393
		60,470,818
Commercial Paper—0.6%
Concord Minutemen Capital Co. LLC
4.540%, SOFR + 0.200%, 05/13/25 (a)	5,000,000	5,000,050
Constellation Funding Co. LLC
4.400%, 05/16/25	3,000,000	2,982,753
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (a)	4,000,000	3,999,796
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	3,000,000	2,991,187
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
BHFTII-169

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Thunder Bay Funding LLC
4.380%, 06/03/25	2,000,000	$1,984,338
		19,944,500
Repurchase Agreements—5.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $16,001,982; collateralized by various Common Stock with an aggregate market value of $17,812,046	16,000,000	16,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $10,001,244; collateralized by various Common Stock with an aggregate market value of $11,132,529	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $1,300,159; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $1,327,542	1,300,000	1,300,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $26,003,149; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $26,523,212	26,000,000	26,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $6,150,467; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $6,120,600	6,000,000	6,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $5,000,624; collateralized by various Common Stock with an aggregate market value of $5,575,588	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $20,517,778; collateralized by various Common Stock with an aggregate market value of $22,859,614	20,500,000	20,500,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $53,046,787; collateralized by various Common Stock with an aggregate market value of $59,102,218	53,000,000	53,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $8,035,778; collateralized by various Common Stock with an aggregate market value of $8,890,025	8,000,000	8,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,510,304; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,560,510	2,510,000	$2,510,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $3,307,742; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $3,373,495	3,307,347	3,307,347
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $12,001,493; collateralized by various Common Stock with an aggregate market value of $13,381,452	12,000,000	12,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $10,001,231; collateralized by various Common Stock with an aggregate market value of $11,001,354	10,000,000	10,000,000
		178,617,347
Time Deposits—0.6%
DNB Bank ASA
4.290%, 04/01/25	14,672,091	14,672,091
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	5,312,266	5,312,266
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (a)	2,000,000	2,000,000
		21,984,357

Mutual Funds—1.6%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	5,000,000	5,000,000
BHFTII-170

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	10,000,000	$10,000,000
		55,000,000
Total Securities Lending Reinvestments (Cost $336,017,354)		336,017,022
Total Investments—108.9% (Cost $4,029,850,853)		3,862,835,556
Other assets and liabilities (net)—(8.9)%		(316,313,400)
Net Assets—100.0%		$3,546,522,156

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $409,807,466 and the collateral received consisted of cash in the amount of $335,913,463 and non-cash collateral with a value of $87,423,161. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$2,139,418, which is 0.1% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,509,475,362	$—	$2,509,475,362
Total Corporate Bonds & Notes*	—	898,778,166	—	898,778,166
Total Foreign Government*	—	56,943,642	—	56,943,642
Total Mortgage-Backed Securities*	—	26,341,988	—	26,341,988
Total Municipals*	—	16,059,715	—	16,059,715
Total Asset-Backed Securities*	—	14,720,190	—	14,720,190
Total Short-Term Investments*	—	4,499,471	—	4,499,471
Securities Lending Reinvestments
Certificates of Deposit	—	60,470,818	—	60,470,818
Commercial Paper	—	19,944,500	—	19,944,500
Repurchase Agreements	—	178,617,347	—	178,617,347
Time Deposits	—	21,984,357	—	21,984,357
Mutual Funds	55,000,000	—	—	55,000,000
Total Securities Lending Reinvestments	55,000,000	281,017,022	—	336,017,022
Total Investments	$55,000,000	$3,807,835,556	$—	$3,862,835,556
Collateral for Securities Loaned (Liability)	$—	$(335,913,463)	$—	$(335,913,463)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-171

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
BWX Technologies, Inc.	36,721	$3,622,527
Curtiss-Wright Corp.	15,123	4,798,074
Hexcel Corp.	32,580	1,784,081
Woodward, Inc.	23,838	4,350,196
		14,554,878
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a) (b)	47,986	1,875,293
Automobile Components — 0.7%
Autoliv, Inc.	28,710	2,539,400
Gentex Corp. (a)	91,331	2,128,012
Goodyear Tire & Rubber Co. (b)	114,438	1,057,407
Lear Corp.	21,539	1,900,171
Visteon Corp. (b)	11,091	860,883
		8,485,873
Automobiles — 0.2%
Harley-Davidson, Inc. (a)	46,018	1,161,954
Thor Industries, Inc. (a)	21,371	1,620,136
		2,782,090
Banks — 6.5%
Associated Banc-Corp.	65,832	1,483,195
Bank OZK	42,368	1,840,890
Cadence Bank	73,701	2,237,562
Columbia Banking System, Inc.	84,144	2,098,551
Comerica, Inc.	52,770	3,116,596
Commerce Bancshares, Inc. (a)	49,023	3,050,701
Cullen/Frost Bankers, Inc.	25,795	3,229,534
East West Bancorp, Inc.	55,670	4,996,939
First Financial Bankshares, Inc.	51,650	1,855,268
First Horizon Corp.	210,425	4,086,454
Flagstar Financial, Inc.	121,690	1,414,038
FNB Corp.	144,412	1,942,342
Glacier Bancorp, Inc. (a)	45,539	2,013,735
Hancock Whitney Corp.	34,559	1,812,620
Home BancShares, Inc.	74,244	2,098,878
International Bancshares Corp.	21,482	1,354,655
Old National Bancorp (a)	128,096	2,714,354
Pinnacle Financial Partners, Inc.	30,732	3,258,821
Prosperity Bancshares, Inc.	38,260	2,730,616
SouthState Corp.	39,427	3,659,614
Synovus Financial Corp.	56,688	2,649,597
Texas Capital Bancshares, Inc. (b)	18,477	1,380,232
UMB Financial Corp.	27,330	2,763,063
United Bankshares, Inc.	57,330	1,987,631
Valley National Bancorp	190,735	1,695,634
Webster Financial Corp.	68,826	3,547,980
Western Alliance Bancorp	43,799	3,365,077
Wintrust Financial Corp.	26,703	3,003,019
Zions Bancorp NA	59,381	2,960,737
		74,348,333
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (b)	3,455	825,192
Security Description	Shares	Value
Beverages—(Continued)
Celsius Holdings, Inc. (b)	63,236	$2,252,467
Coca-Cola Consolidated, Inc.	2,368	3,196,800
		6,274,459
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc. (b)	76,533	5,410,118
Cytokinetics, Inc. (b)	47,391	1,904,644
Exelixis, Inc. (b)	112,393	4,149,550
Halozyme Therapeutics, Inc. (b)	51,091	3,260,117
Neurocrine Biosciences, Inc. (b)	40,039	4,428,313
Roivant Sciences Ltd. (b)	169,060	1,705,815
Sarepta Therapeutics, Inc. (b)	38,358	2,448,008
United Therapeutics Corp. (b)	17,929	5,526,973
		28,833,538
Broadline Retail — 0.5%
Macy's, Inc.	111,491	1,400,327
Nordstrom, Inc.	39,104	956,093
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	24,607	2,863,270
		5,219,690
Building Products — 2.3%
AAON, Inc. (a)	27,091	2,116,620
Advanced Drainage Systems, Inc.	28,348	3,080,010
Carlisle Cos., Inc.	17,854	6,079,287
Fortune Brands Innovations, Inc.	49,886	3,037,060
Owens Corning	34,449	4,920,006
Simpson Manufacturing Co., Inc.	16,932	2,659,678
Trex Co., Inc. (b)	43,026	2,499,811
UFP Industries, Inc.	24,386	2,610,277
		27,002,749
Capital Markets — 3.4%
Affiliated Managers Group, Inc. (a)	11,749	1,974,184
Carlyle Group, Inc. (a)	84,745	3,694,035
Evercore, Inc. - Class A	14,218	2,839,619
Federated Hermes, Inc.	31,289	1,275,652
Hamilton Lane, Inc. - Class A	17,403	2,587,304
Houlihan Lokey, Inc.	21,696	3,503,904
Interactive Brokers Group, Inc. - Class A	43,723	7,240,092
Janus Henderson Group PLC	51,078	1,846,470
Jefferies Financial Group, Inc.	65,382	3,502,514
Morningstar, Inc.	10,850	3,253,589
SEI Investments Co.	38,711	3,005,135
Stifel Financial Corp.	41,029	3,867,394
		38,589,892
Chemicals — 1.6%
Ashland, Inc.	18,947	1,123,368
Avient Corp.	36,689	1,363,363
Axalta Coating Systems Ltd. (b)	87,600	2,905,692
Cabot Corp.	21,773	1,810,207
NewMarket Corp.	3,060	1,733,337
Olin Corp.	46,462	1,126,239
RPM International, Inc.	51,630	5,972,559
BHFTII-172

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Scotts Miracle-Gro Co.	17,309	$950,091
Westlake Corp.	13,438	1,344,203
		18,329,059
Commercial Services & Supplies — 1.6%
Brink's Co.	17,526	1,510,040
Clean Harbors, Inc. (b)	20,346	4,010,197
MSA Safety, Inc.	15,763	2,312,274
RB Global, Inc.	74,056	7,427,817
Tetra Tech, Inc.	107,636	3,148,353
		18,408,681
Communications Equipment — 0.5%
Ciena Corp. (b)	57,070	3,448,740
Lumentum Holdings, Inc. (a) (b)	27,789	1,732,366
		5,181,106
Construction & Engineering — 2.1%
AECOM	53,285	4,941,118
Comfort Systems USA, Inc.	14,248	4,592,558
EMCOR Group, Inc.	18,474	6,828,545
Fluor Corp. (b)	68,876	2,467,138
MasTec, Inc. (b)	24,723	2,885,421
Valmont Industries, Inc.	8,046	2,296,087
		24,010,867
Construction Materials — 0.4%
Eagle Materials, Inc. (a)	13,368	2,966,760
Knife River Corp. (a) (b)	22,734	2,050,834
		5,017,594
Consumer Finance — 0.7%
Ally Financial, Inc.	110,372	4,025,267
FirstCash Holdings, Inc.	15,638	1,881,564
SLM Corp.	84,491	2,481,501
		8,388,332
Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos., Inc. - Class A	162,865	3,581,401
BJ's Wholesale Club Holdings, Inc. (b)	53,046	6,052,549
Casey's General Stores, Inc. (a)	14,906	6,469,800
Maplebear, Inc. (b)	64,992	2,592,531
Performance Food Group Co. (b)	62,732	4,932,617
Sprouts Farmers Market, Inc. (b)	40,154	6,129,107
U.S. Foods Holding Corp. (b)	92,514	6,055,966
		35,813,971
Containers & Packaging — 1.6%
AptarGroup, Inc.	26,703	3,962,191
Berry Global Group, Inc.	46,502	3,246,305
Crown Holdings, Inc.	47,008	4,195,934
Graphic Packaging Holding Co. (a)	120,558	3,129,686
Greif, Inc. - Class A	10,380	570,796
Silgan Holdings, Inc.	32,593	1,666,154
Security Description	Shares	Value
Containers & Packaging—(Continued)
Sonoco Products Co.	39,458	$1,863,996
		18,635,062
Diversified Consumer Services — 1.4%
Duolingo, Inc. (b)	15,219	4,726,108
Graham Holdings Co. - Class B	1,354	1,301,004
Grand Canyon Education, Inc. (b)	11,543	1,997,170
H&R Block, Inc. (a)	53,750	2,951,413
Service Corp. International	57,912	4,644,542
		15,620,237
Diversified REITs — 0.5%
WP Carey, Inc.	87,884	5,546,359
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc. (b)	88,998	3,191,469
Iridium Communications, Inc.	43,707	1,194,075
		4,385,544
Electric Utilities — 1.0%
ALLETE, Inc.	23,251	1,527,591
IDACORP, Inc.	21,392	2,486,178
OGE Energy Corp.	80,695	3,708,742
Portland General Electric Co.	43,911	1,958,431
TXNM Energy, Inc.	36,222	1,937,152
		11,618,094
Electrical Equipment — 1.3%
Acuity, Inc.	12,312	3,242,365
EnerSys	15,833	1,449,986
NEXTracker, Inc. - Class A (b)	57,710	2,431,899
nVent Electric PLC	66,186	3,469,470
Regal Rexnord Corp.	26,595	3,027,841
Sensata Technologies Holding PLC (a)	60,062	1,457,705
		15,079,266
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc. (b)	20,951	2,175,342
Avnet, Inc.	34,738	1,670,550
Belden, Inc.	16,171	1,621,143
Cognex Corp.	68,214	2,034,824
Coherent Corp. (b)	62,230	4,041,216
Crane NXT Co. (a)	19,746	1,014,944
Fabrinet (b)	14,453	2,854,612
Flex Ltd. (b)	153,844	5,089,160
IPG Photonics Corp. (b)	10,593	668,842
Littelfuse, Inc.	9,965	1,960,514
Novanta, Inc. (b)	14,425	1,844,525
TD SYNNEX Corp.	30,255	3,145,310
Vontier Corp. (a)	59,714	1,961,605
		30,082,587
Energy Equipment & Services — 0.6%
ChampionX Corp.	76,620	2,283,276
NOV, Inc.	152,928	2,327,564
BHFTII-173

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Valaris Ltd. (a) (b)	26,274	$1,031,518
Weatherford International PLC	29,253	1,566,498
		7,208,856
Entertainment — 0.2%
Warner Music Group Corp. - Class A	58,220	1,825,197
Financial Services — 1.9%
Equitable Holdings, Inc.	124,448	6,482,496
Essent Group Ltd.	42,171	2,434,110
Euronet Worldwide, Inc. (b)	16,583	1,771,894
MGIC Investment Corp.	99,771	2,472,325
Shift4 Payments, Inc. - Class A (a) (b)	27,574	2,253,072
Voya Financial, Inc.	38,638	2,618,111
Western Union Co. (a)	135,692	1,435,621
WEX, Inc. (b)	14,020	2,201,421
		21,669,050
Food Products — 1.0%
Darling Ingredients, Inc. (b)	63,869	1,995,268
Flowers Foods, Inc.	78,651	1,495,156
Ingredion, Inc.	25,902	3,502,209
Lancaster Colony Corp.	7,751	1,356,425
Pilgrim's Pride Corp. (a) (b)	16,187	882,353
Post Holdings, Inc. (b)	18,372	2,137,766
		11,369,177
Gas Utilities — 1.1%
National Fuel Gas Co. (a)	36,363	2,879,586
New Jersey Resources Corp.	40,273	1,975,793
ONE Gas, Inc. (a)	22,751	1,719,748
Southwest Gas Holdings, Inc.	24,201	1,737,632
Spire, Inc.	23,430	1,833,398
UGI Corp. (a)	86,263	2,852,717
		12,998,874
Ground Transportation — 1.5%
Avis Budget Group, Inc. (a) (b)	6,773	514,071
Knight-Swift Transportation Holdings, Inc.	65,012	2,827,372
Landstar System, Inc.	14,182	2,130,136
Ryder System, Inc.	16,900	2,430,389
Saia, Inc. (a) (b) (c)	10,680	3,731,912
XPO, Inc. (a) (b)	47,082	5,065,082
		16,698,962
Health Care Equipment & Supplies — 1.5%
Dentsply Sirona, Inc.	79,825	1,192,585
Envista Holdings Corp. (b)	69,146	1,193,460
Globus Medical, Inc. - Class A (b)	45,674	3,343,337
Haemonetics Corp. (b)	20,173	1,281,994
Lantheus Holdings, Inc. (b)	27,920	2,724,992
LivaNova PLC (b)	21,805	856,500
Masimo Corp. (a) (b)	17,846	2,973,144
Penumbra, Inc. (b)	15,412	4,121,323
		17,687,335
Security Description	Shares	Value
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. (a) (b)	37,300	$1,130,936
Amedisys, Inc. (b)	13,152	1,218,270
Chemed Corp. (a)	6,017	3,702,380
Encompass Health Corp.	40,459	4,097,688
Ensign Group, Inc.	22,898	2,963,001
HealthEquity, Inc. (b)	34,801	3,075,364
Hims & Hers Health, Inc. (b)	76,777	2,268,760
Option Care Health, Inc. (b)	68,340	2,388,483
Tenet Healthcare Corp. (b)	38,189	5,136,421
		25,981,303
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	142,313	2,405,090
Omega Healthcare Investors, Inc.	113,178	4,309,818
Sabra Health Care REIT, Inc.	95,007	1,659,772
		8,374,680
Health Care Technology — 0.3%
Doximity, Inc. - Class A (b)	53,611	3,111,046
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	82,887	885,233
Hotels, Restaurants & Leisure — 3.3%
Aramark	106,459	3,674,965
Boyd Gaming Corp.	26,621	1,752,460
Cava Group, Inc. (b)	32,669	2,822,928
Choice Hotels International, Inc. (a)	8,971	1,191,169
Churchill Downs, Inc.	29,514	3,278,120
Hilton Grand Vacations, Inc. (b)	24,916	932,108
Hyatt Hotels Corp. - Class A	17,125	2,097,813
Light & Wonder, Inc. (b)	35,462	3,071,364
Marriott Vacations Worldwide Corp.	12,897	828,503
Planet Fitness, Inc. - Class A (b)	33,805	3,265,901
Texas Roadhouse, Inc.	26,791	4,464,184
Travel & Leisure Co.	27,469	1,271,540
Vail Resorts, Inc. (a)	15,034	2,405,741
Wendy's Co.	68,757	1,005,915
Wingstop, Inc.	11,731	2,646,279
Wyndham Hotels & Resorts, Inc.	31,221	2,825,813
		37,534,803
Household Durables — 1.6%
KB Home (a)	27,868	1,619,688
Somnigroup International, Inc. (a)	76,791	4,598,245
Taylor Morrison Home Corp. (b)	41,554	2,494,902
Toll Brothers, Inc.	40,113	4,235,532
TopBuild Corp. (b)	11,775	3,590,787
Whirlpool Corp. (a)	22,240	2,004,491
		18,543,645
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. (a)	23,078	1,633,230
Industrial REITs — 1.1%
EastGroup Properties, Inc.	20,858	3,674,137
BHFTII-174

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
First Industrial Realty Trust, Inc.	53,165	$2,868,783
Rexford Industrial Realty, Inc. (a)	91,377	3,577,410
STAG Industrial, Inc. (a)	74,919	2,706,074
		12,826,404
Insurance — 4.8%
American Financial Group, Inc.	29,002	3,809,123
Brighthouse Financial, Inc. (b) (d)	23,543	1,365,259
CNO Financial Group, Inc.	40,807	1,699,611
Fidelity National Financial, Inc.	104,392	6,793,831
First American Financial Corp.	41,363	2,714,654
Hanover Insurance Group, Inc.	14,470	2,517,056
Kemper Corp.	24,121	1,612,489
Kinsale Capital Group, Inc. (a)	8,885	4,324,418
Old Republic International Corp.	93,676	3,673,973
Primerica, Inc.	13,401	3,812,986
Reinsurance Group of America, Inc.	26,453	5,208,596
RenaissanceRe Holdings Ltd.	19,778	4,746,720
RLI Corp.	33,489	2,690,171
Ryan Specialty Holdings, Inc.	42,726	3,156,170
Selective Insurance Group, Inc.	24,418	2,235,224
Unum Group	65,983	5,374,975
		55,735,256
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc. (b)	108,931	1,089,310
IT Services — 0.4%
ASGN, Inc. (b)	17,749	1,118,542
Kyndryl Holdings, Inc. (b)	93,444	2,934,142
		4,052,684
Leisure Products — 0.5%
Brunswick Corp.	26,497	1,426,863
Mattel, Inc. (b)	135,290	2,628,685
Polaris, Inc.	21,052	861,869
YETI Holdings, Inc. (a) (b)	34,063	1,127,485
		6,044,902
Life Sciences Tools & Services — 1.7%
Avantor, Inc. (b)	273,433	4,432,349
Bio-Rad Laboratories, Inc. - Class A (b)	7,739	1,884,911
Bruker Corp.	44,440	1,854,925
Illumina, Inc. (b)	63,609	5,046,738
Medpace Holdings, Inc. (b)	10,033	3,056,955
Repligen Corp. (b)	20,924	2,662,370
Sotera Health Co. (a) (b)	61,420	716,157
		19,654,405
Machinery — 4.9%
AGCO Corp.	24,880	2,303,142
Chart Industries, Inc. (a) (b)	16,886	2,437,663
CNH Industrial NV	351,092	4,311,410
Crane Co.	19,536	2,992,524
Donaldson Co., Inc.	47,958	3,216,063
Security Description	Shares	Value
Machinery—(Continued)
Esab Corp.	22,818	$2,658,297
Flowserve Corp.	52,757	2,576,652
Graco, Inc.	67,806	5,662,479
ITT, Inc.	32,688	4,221,982
Lincoln Electric Holdings, Inc.	22,659	4,286,176
Middleby Corp. (a) (b)	21,602	3,283,072
Mueller Industries, Inc.	45,673	3,477,542
Oshkosh Corp.	26,128	2,458,122
RBC Bearings, Inc. (b)	12,558	4,040,788
Terex Corp.	26,664	1,007,366
Timken Co. (a)	25,623	1,841,525
Toro Co.	40,409	2,939,755
Watts Water Technologies, Inc. - Class A	10,990	2,241,081
		55,955,639
Marine Transportation — 0.2%
Kirby Corp. (b)	23,050	2,328,281
Media — 0.6%
EchoStar Corp. - Class A (b)	48,519	1,241,116
New York Times Co. - Class A	65,526	3,250,090
Nexstar Media Group, Inc. (a)	11,710	2,098,666
		6,589,872
Metals & Mining — 2.4%
Alcoa Corp.	103,749	3,164,345
ATI, Inc. (b)	57,281	2,980,330
Carpenter Technology Corp.	20,058	3,634,108
Cleveland-Cliffs, Inc. (a) (b)	194,388	1,597,869
Commercial Metals Co.	45,635	2,099,666
Reliance, Inc.	21,734	6,275,693
Royal Gold, Inc. (a)	26,407	4,317,809
U.S. Steel Corp.	90,423	3,821,276
		27,891,096
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	232,254	4,717,079
Starwood Property Trust, Inc. (a)	128,625	2,542,916
		7,259,995
Multi-Utilities — 0.3%
Black Hills Corp.	28,759	1,744,233
Northwestern Energy Group, Inc.	24,627	1,425,165
		3,169,398
Office REITs — 0.6%
COPT Defense Properties	45,166	1,231,677
Cousins Properties, Inc.	67,328	1,986,176
Kilroy Realty Corp. (a)	42,696	1,398,721
Vornado Realty Trust (a)	66,676	2,466,345
		7,082,919
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	134,537	2,421,666
Antero Resources Corp. (b)	117,464	4,750,244
BHFTII-175

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Chord Energy Corp.	24,548	$2,767,051
Civitas Resources, Inc. (a)	35,657	1,244,073
CNX Resources Corp. (a) (b)	59,771	1,881,591
DT Midstream, Inc.	40,689	3,925,675
HF Sinclair Corp. (a)	64,223	2,111,652
Matador Resources Co.	46,598	2,380,692
Murphy Oil Corp.	55,052	1,563,477
Ovintiv, Inc.	104,539	4,474,269
PBF Energy, Inc. - Class A	39,360	751,382
Permian Resources Corp.	256,883	3,557,829
Range Resources Corp.	96,904	3,869,377
Viper Energy, Inc.	52,732	2,380,850
		38,079,828
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,103	2,308,974
Passenger Airlines — 0.5%
Alaska Air Group, Inc. (b)	49,425	2,432,699
American Airlines Group, Inc. (b)	264,062	2,785,854
		5,218,553
Personal Care Products — 0.5%
BellRing Brands, Inc. (b)	51,515	3,835,807
Coty, Inc. - Class A (a) (b)	147,071	804,478
elf Beauty, Inc. (a) (b)	22,648	1,422,068
		6,062,353
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC (a) (b)	24,277	3,013,990
Perrigo Co. PLC	54,786	1,536,199
		4,550,189
Professional Services — 2.4%
CACI International, Inc. - Class A (b) (c)	9,004	3,303,748
Concentrix Corp. (a)	18,602	1,035,015
ExlService Holdings, Inc. (b)	64,606	3,050,049
Exponent, Inc. (a)	20,385	1,652,408
FTI Consulting, Inc. (b)	14,185	2,327,475
Genpact Ltd.	64,528	3,250,921
Insperity, Inc.	14,203	1,267,334
KBR, Inc.	53,506	2,665,134
ManpowerGroup, Inc.	18,848	1,090,922
Maximus, Inc.	22,729	1,549,890
Parsons Corp. (b)	18,763	1,110,957
Paylocity Holding Corp. (b)	17,506	3,279,574
Science Applications International Corp.	19,630	2,203,860
		27,787,287
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (b)	19,053	4,723,429
Residential REITs — 1.0%
American Homes 4 Rent - Class A	127,391	4,816,654
Equity LifeStyle Properties, Inc.	76,723	5,117,424
Security Description	Shares	Value
Residential REITs—(Continued)
Independence Realty Trust, Inc. (a)	92,550	$1,964,836
		11,898,914
Retail REITs — 1.0%
Agree Realty Corp. (a)	42,981	3,317,703
Brixmor Property Group, Inc.	122,854	3,261,774
Kite Realty Group Trust	88,212	1,973,303
NNN REIT, Inc.	75,316	3,212,227
		11,765,007
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc. (b)	52,497	1,319,250
Amkor Technology, Inc.	45,558	822,777
Cirrus Logic, Inc. (b)	21,342	2,126,837
Entegris, Inc.	60,689	5,309,074
Lattice Semiconductor Corp. (a) (b)	55,405	2,905,992
MACOM Technology Solutions Holdings, Inc. (b)	23,882	2,397,275
MKS Instruments, Inc.	27,025	2,166,054
Onto Innovation, Inc. (a) (b)	19,834	2,406,658
Power Integrations, Inc.	22,862	1,154,531
Rambus, Inc. (b)	42,797	2,215,815
Silicon Laboratories, Inc. (b)	13,034	1,467,237
Synaptics, Inc. (b)	15,736	1,002,698
Universal Display Corp. (a)	17,725	2,472,283
		27,766,481
Software — 3.2%
Appfolio, Inc. - Class A (b)	9,334	2,052,546
Bill Holdings, Inc. (b)	37,664	1,728,401
Blackbaud, Inc. (b)	15,274	947,752
Commvault Systems, Inc. (b)	17,669	2,787,461
Docusign, Inc. (b)	81,127	6,603,738
Dolby Laboratories, Inc. - Class A	24,578	1,973,859
Dropbox, Inc. - Class A (b)	86,918	2,321,580
Dynatrace, Inc. (b)	120,211	5,667,949
Guidewire Software, Inc. (b)	33,539	6,283,867
Manhattan Associates, Inc. (b)	24,546	4,247,440
Qualys, Inc. (b)	14,694	1,850,415
		36,465,008
Specialized REITs — 1.7%
CubeSmart	90,817	3,878,794
EPR Properties (a)	30,411	1,599,923
Gaming & Leisure Properties, Inc.	110,189	5,608,620
Lamar Advertising Co. - Class A	35,314	4,018,027
National Storage Affiliates Trust (a)	28,160	1,109,504
PotlatchDeltic Corp.	28,791	1,299,050
Rayonier, Inc.	56,430	1,573,268
		19,087,186
Specialty Retail — 3.5%
Abercrombie & Fitch Co. - Class A (b)	20,228	1,544,812
AutoNation, Inc. (b)	10,352	1,676,196
Bath & Body Works, Inc.	86,974	2,637,052
Burlington Stores, Inc. (a) (b)	25,222	6,011,159
BHFTII-176

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Chewy, Inc. - Class A (b)	66,520	$2,162,565
Dick's Sporting Goods, Inc.	23,253	4,686,875
Five Below, Inc. (b)	22,090	1,655,093
Floor & Decor Holdings, Inc. - Class A (a) (b)	43,061	3,465,119
GameStop Corp. - Class A (a) (b)	163,275	3,644,298
Gap, Inc.	89,351	1,841,524
Lithia Motors, Inc.	10,697	3,139,997
Murphy USA, Inc.	7,315	3,436,660
Penske Automotive Group, Inc.	7,508	1,081,002
RH (b)	6,051	1,418,415
Valvoline, Inc. (a) (b)	51,040	1,776,703
		40,177,470
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. - Class A (b)	124,458	5,509,756
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. (b)	47,349	934,196
Columbia Sportswear Co. (a)	12,862	973,525
Crocs, Inc. (b)	22,511	2,390,668
PVH Corp.	22,340	1,444,058
Skechers USA, Inc. - Class A (b)	52,844	3,000,482
Under Armour, Inc. - Class A (b)	75,826	473,912
Under Armour, Inc. - Class C (b)	51,434	306,032
VF Corp.	132,976	2,063,788
		11,586,661
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	15,411	3,472,715
Core & Main, Inc. - Class A (a) (b)	76,375	3,689,676
GATX Corp.	14,272	2,216,013
MSC Industrial Direct Co., Inc. - Class A (a)	17,945	1,393,788
Watsco, Inc.	13,987	7,109,592
WESCO International, Inc.	17,832	2,769,310
		20,651,094
Water Utilities — 0.3%
Essential Utilities, Inc.	101,454	4,010,477
Total Common Stocks (Cost $900,502,284)		1,096,933,773

Mutual Funds—2.7%
Investment Company Securities — 2.7%
SPDR S&P MidCap 400 ETF Trust (a) (Cost $32,307,335)	59,000	31,475,320

Short-Term Investments—1.6%
U.S. Treasury—1.6%
U.S. Treasury Bills
Zero Coupon, 04/01/25 (e)	550,000	550,144
3.850%, 04/10/25 (e)	1,925,000	1,922,955
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.860%, 04/10/25 (e)	15,645,000	$15,628,377
Total Short-Term Investments (Cost $18,102,164)		18,101,476

Securities Lending Reinvestments (f)—7.4%
Certificates of Deposit—0.4%
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (g)	2,000,000	1,999,836
4.580%, SOFR + 0.220%, 12/15/25 (g)	1,000,000	999,775
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,131
		4,994,632
Repurchase Agreements—5.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $2,000,248; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $8,000,996; collateralized by various Common Stock with an aggregate market value of $8,906,023	8,000,000	8,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $300,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $306,356	300,000	300,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $4,300,521; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $4,386,531	4,300,000	4,300,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $3,075,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $3,060,300	3,000,000	3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,515,446; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $3,585,322	3,515,021	3,515,021
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $5,000,624; collateralized by various Common Stock with an aggregate market value of $5,575,588	5,000,000	5,000,000
BHFTII-177

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $6,005,203; collateralized by various Common Stock with an aggregate market value of $6,690,619	6,000,000	$6,000,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $18,745,112; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $19,120,021	18,742,848	18,742,848
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,000,373; collateralized by various Common Stock with an aggregate market value of $3,345,363	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $10,001,230; collateralized by various Common Stock with an aggregate market value of $11,001,355	10,000,000	10,000,000
		63,957,869
Time Deposits—0.5%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	4,259,738	4,259,738
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (g)	1,000,000	1,000,000
		5,259,738

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (h)	2,000,000	2,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (h)	1,000,000	$1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (h)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (h)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (h)	1,000,000	1,000,000
		11,000,000
Total Securities Lending Reinvestments (Cost $85,212,432)		85,212,239
Total Investments—107.1% (Cost $1,036,124,215)		1,231,722,808
Other assets and liabilities (net)—(7.1)%		(81,749,080)
Net Assets—100.0%		$1,149,973,728

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $96,437,050 and the collateral received consisted of cash in the amount of
$85,194,762 and non-cash collateral with a value of $13,766,665. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $2,498,480.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Brighthouse Financial, Inc.	$1,171,167	$(46,005)	$15,014	$225,083	$1,365,259

Security Description	Number of shares held at March 31, 2025
Brighthouse Financial, Inc.	23,543
BHFTII-178

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	06/20/25	60	USD	17,631,600	$53,287
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,096,933,773	$—	$—	$1,096,933,773
Total Mutual Funds*	31,475,320	—	—	31,475,320
Total Short-Term Investments*	—	18,101,476	—	18,101,476
Securities Lending Reinvestments
Certificates of Deposit	—	4,994,632	—	4,994,632
Repurchase Agreements	—	63,957,869	—	63,957,869
Time Deposits	—	5,259,738	—	5,259,738
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	74,212,239	—	85,212,239
Total Investments	$1,139,409,093	$92,313,715	$—	$1,231,722,808
Collateral for Securities Loaned (Liability)	$—	$(85,194,762)	$—	$(85,194,762)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$53,287	$—	$—	$53,287

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-179

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Australia — 6.5%
ANZ Group Holdings Ltd.	234,317	$4,271,739
APA Group	108,344	534,573
Aristocrat Leisure Ltd.	46,211	1,861,145
ASX Ltd.	16,369	667,519
BHP Group Ltd.	404,377	9,780,555
BlueScope Steel Ltd.	37,152	495,288
Brambles Ltd.	111,877	1,403,535
CAR Group Ltd.	30,249	599,278
Cochlear Ltd.	5,529	907,977
Coles Group Ltd.	96,858	1,181,044
Commonwealth Bank of Australia	134,511	12,747,231
Computershare Ltd.	44,915	1,101,924
Fortescue Ltd.	123,634	1,192,610
Glencore PLC (a)	826,738	3,038,914
Goodman Group (REIT)	166,234	2,981,457
GPT Group (REIT)	161,718	441,387
Insurance Australia Group Ltd.	200,102	967,120
Lottery Corp. Ltd.	187,906	559,560
Macquarie Group Ltd.	29,279	3,620,042
Medibank Pvt Ltd.	232,500	644,899
National Australia Bank Ltd.	243,812	5,205,209
Northern Star Resources Ltd.	97,017	1,117,173
Origin Energy Ltd.	145,439	959,357
Pro Medicus Ltd.	4,849	611,125
Qantas Airways Ltd.	67,406	383,350
QBE Insurance Group Ltd.	121,748	1,672,509
REA Group Ltd.	4,461	616,095
Rio Tinto Ltd.	30,383	2,203,308
Rio Tinto PLC	92,003	5,495,911
Santos Ltd.	274,186	1,142,671
Scentre Group (REIT)	438,581	918,036
SGH Ltd.	17,180	535,992
Sonic Healthcare Ltd.	38,529	619,750
South32 Ltd.	382,372	769,586
Stockland (REIT)	201,531	618,686
Suncorp Group Ltd.	91,418	1,103,957
Telstra Group Ltd.	341,409	897,635
Transurban Group	250,926	2,102,839
Treasury Wine Estates Ltd.	68,503	417,892
Vicinity Ltd. (REIT)	326,668	450,597
Washington H Soul Pattinson & Co. Ltd.	19,808	429,976
Wesfarmers Ltd.	91,702	4,143,961
Westpac Banking Corp.	272,458	5,394,457
WiseTech Global Ltd.	15,503	795,653
Woodside Energy Group Ltd.	147,598	2,129,649
Woolworths Group Ltd.	98,778	1,824,823
		91,557,994
Austria — 0.2%
Erste Group Bank AG	25,163	1,746,481
Mondi PLC	37,265	555,147
OMV AG	12,054	617,748
Verbund AG (b)	3,702	262,359
		3,181,735
Security Description	Shares	Value
Belgium — 0.8%
Ageas SA	12,134	$728,286
Anheuser-Busch InBev SA	72,522	4,461,027
D'ieteren Group	1,814	312,214
Groupe Bruxelles Lambert NV	7,010	523,598
KBC Group NV	19,377	1,770,404
Lotus Bakeries NV	34	302,544
Sofina SA	887	226,679
Syensqo SA	6,257	427,673
UCB SA	10,673	1,880,417
		10,632,842
Brazil — 0.0%
Yara International ASA	13,978	422,662
Chile — 0.1%
Antofagasta PLC	33,291	726,609
China — 0.5%
BOC Hong Kong Holdings Ltd.	260,965	1,056,627
Prosus NV	110,600	5,154,352
SITC International Holdings Co. Ltd.	113,000	307,194
Wharf Holdings Ltd.	88,000	209,533
Wilmar International Ltd.	162,200	402,367
Yangzijiang Shipbuilding Holdings Ltd.	218,000	380,464
		7,510,537
Denmark — 2.3%
AP Moller - Maersk AS - Class A (b)	247	423,188
AP Moller - Maersk AS - Class B	384	671,221
Carlsberg AS - Class B (b)	8,065	1,026,207
Coloplast AS - Class B	10,647	1,118,387
Danske Bank AS	55,655	1,822,861
Demant AS (a)	5,755	193,305
DSV AS	16,275	3,147,119
Genmab AS (a)	5,304	1,034,411
Novo Nordisk AS - Class B	259,870	17,993,817
Novonesis (Novozymes) - B Shares	26,310	1,531,748
Orsted AS (a)	13,763	605,320
Pandora AS	6,923	1,059,054
Rockwool AS - B Shares	571	236,742
Tryg AS	28,621	680,533
Vestas Wind Systems AS (a)	85,256	1,174,448
Zealand Pharma AS (a)	5,400	406,007
		33,124,368
Finland — 1.0%
Elisa OYJ	12,008	584,520
Fortum OYJ (b)	37,875	620,292
Kesko OYJ - B Shares	23,058	471,357
Kone OYJ - Class B	27,426	1,515,964
Metso OYJ	52,500	542,571
Neste OYJ (b)	35,716	328,735
Nokia OYJ	429,716	2,263,793
Nordea Bank Abp	258,000	3,295,868
Orion OYJ - Class B	9,109	541,072
Sampo OYJ - A Shares	188,225	1,800,875
BHFTII-180

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Stora Enso OYJ - R Shares	49,143	$465,854
UPM-Kymmene OYJ (b)	38,009	1,019,077
Wartsila OYJ Abp	42,462	757,248
		14,207,226
France — 9.5%
Accor SA	16,454	750,405
Aeroports de Paris SA	2,924	298,761
Air Liquide SA	46,657	8,869,880
Airbus SE	47,947	8,445,568
Alstom SA (a)	29,221	646,266
Amundi SA	5,183	406,344
Arkema SA	3,712	283,057
AXA SA	143,142	6,104,574
BioMerieux	3,497	431,734
BNP Paribas SA	80,910	6,731,552
Bollore SE	60,197	352,559
Bouygues SA	16,008	630,600
Bureau Veritas SA	26,822	810,114
Capgemini SE	11,893	1,776,615
Carrefour SA	45,789	655,995
Cie de Saint-Gobain SA	36,322	3,606,816
Cie Generale des Etablissements Michelin SCA	51,684	1,811,758
Covivio SA (REIT)	3,163	177,510
Credit Agricole SA	89,409	1,623,675
Danone SA	51,758	3,962,092
Dassault Aviation SA	1,308	434,748
Dassault Systemes SE	51,643	1,966,008
Edenred SE	21,071	686,851
Eiffage SA	6,205	722,835
Engie SA	142,710	2,777,991
EssilorLuxottica SA	23,765	6,829,882
Eurazeo SE	2,867	212,453
FDJ UNITED	6,401	201,014
Gecina SA (REIT)	3,884	365,539
Getlink SE	25,538	442,113
Hermes International SCA	2,531	6,625,683
Ipsen SA	3,184	366,518
Kering SA	6,285	1,303,976
Klepierre SA (REIT)	18,163	606,811
Legrand SA	20,348	2,152,342
L'Oreal SA	19,211	7,125,980
LVMH Moet Hennessy Louis Vuitton SE	22,205	13,848,990
Orange SA	157,198	2,036,188
Pernod Ricard SA	17,109	1,697,726
Publicis Groupe SA	19,323	1,818,869
Renault SA	16,228	823,805
Rexel SA	19,105	512,735
Safran SA	29,072	7,661,568
Sartorius Stedim Biotech	2,465	489,737
Societe Generale SA	56,192	2,534,367
Sodexo SA	7,469	479,370
Teleperformance SE	4,592	462,448
Thales SA	7,256	1,946,185
TotalEnergies SE	172,469	11,135,464
Unibail-Rodamco-Westfield (REIT) (a)	10,001	842,320
Security Description	Shares	Value
France — (Continued)
Veolia Environnement SA	58,238	$1,999,681
Vinci SA	40,469	5,108,792
		134,594,864
Germany — 9.4%
adidas AG	13,996	3,274,109
Allianz SE	31,091	11,841,734
BASF SE	71,488	3,549,395
Bayer AG	74,897	1,786,027
Bayerische Motoren Werke AG	21,938	1,747,999
Beiersdorf AG	8,378	1,083,462
Brenntag SE	9,903	639,177
Commerzbank AG	78,667	1,784,010
Continental AG	9,287	648,487
Covestro AG (a)	15,956	1,013,517
CTS Eventim AG & Co. KGaA	5,250	523,976
Daimler Truck Holding AG	37,206	1,494,147
Deutsche Bank AG	150,900	3,560,049
Deutsche Boerse AG	15,259	4,492,786
Deutsche Lufthansa AG	50,511	365,261
Deutsche Post AG	78,574	3,350,403
Deutsche Telekom AG	283,442	10,484,793
E.ON SE	181,158	2,731,112
Evonik Industries AG	21,638	466,481
Fresenius Medical Care AG	17,340	855,500
Fresenius SE & Co. KGaA (a)	35,662	1,518,751
GEA Group AG	13,094	791,384
Hannover Rueck SE	5,091	1,509,795
Heidelberg Materials AG	10,492	1,793,397
Henkel AG & Co. KGaA	8,773	631,202
Infineon Technologies AG	105,117	3,467,927
Knorr-Bremse AG	6,124	554,238
LEG Immobilien SE	6,287	444,592
Mercedes-Benz Group AG	57,015	3,340,144
Merck KGaA	10,911	1,492,352
MTU Aero Engines AG	4,002	1,384,689
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,618	6,686,036
Nemetschek SE	4,875	564,749
Puma SE	8,913	215,613
Rational AG	432	357,581
Rheinmetall AG	3,481	4,987,400
RWE AG	47,801	1,705,561
SAP SE	84,258	22,347,011
Scout24 SE	6,332	659,333
Siemens AG	61,298	14,049,226
Siemens Energy AG (a)	50,592	2,951,068
Siemens Healthineers AG	23,807	1,276,063
Symrise AG	11,210	1,159,858
Talanx AG	5,450	569,515
Vonovia SE	55,011	1,482,653
Zalando SE (a)	18,936	652,729
		132,285,292
Hong Kong — 1.8%
AIA Group Ltd.	857,400	6,482,226
CK Asset Holdings Ltd.	162,440	659,867
BHFTII-181

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
CK Infrastructure Holdings Ltd.	53,000	$317,456
CLP Holdings Ltd.	132,377	1,079,223
Futu Holdings Ltd. (ADR)	4,700	481,045
Hang Seng Bank Ltd.	63,900	868,338
Henderson Land Development Co. Ltd.	122,311	353,093
HKT Trust & HKT Ltd.	319,980	428,170
Hong Kong & China Gas Co. Ltd.	945,531	814,513
Hong Kong Exchanges & Clearing Ltd.	97,100	4,320,141
Hongkong Land Holdings Ltd.	93,100	403,316
Jardine Matheson Holdings Ltd.	13,500	570,634
Link REIT (REIT)	215,649	1,013,211
MTR Corp. Ltd.	131,500	431,646
Power Assets Holdings Ltd.	117,049	701,038
Prudential PLC	210,095	2,264,946
Sino Land Co. Ltd.	329,600	330,173
Sun Hung Kai Properties Ltd.	101,750	966,010
Swire Pacific Ltd. - Class A	34,817	306,981
Techtronic Industries Co. Ltd.	111,000	1,337,069
WH Group Ltd.	704,000	647,430
Wharf Real Estate Investment Co. Ltd.	140,976	343,378
		25,119,904
Ireland — 0.4%
AerCap Holdings NV	16,400	1,675,588
AIB Group PLC	173,600	1,125,743
Bank of Ireland Group PLC	85,900	1,015,537
Kerry Group PLC - Class A	11,126	1,165,225
Kingspan Group PLC	13,049	1,054,252
		6,036,345
Israel — 0.8%
Azrieli Group Ltd.	2,906	195,371
Bank Hapoalim BM	92,586	1,251,324
Bank Leumi Le-Israel BM	121,241	1,626,021
Check Point Software Technologies Ltd. (a)	7,200	1,641,024
Elbit Systems Ltd.	2,253	862,463
Global-e Online Ltd. (a)	8,459	301,563
ICL Group Ltd.	54,671	308,732
Isracard Ltd.	—	1
Israel Discount Bank Ltd. - Class A	104,432	724,023
Mizrahi Tefahot Bank Ltd.	13,084	586,152
Nice Ltd. (a)	5,357	822,208
Nova Ltd. (a)	2,396	444,688
Teva Pharmaceutical Industries Ltd. (ADR) (a)	94,553	1,453,280
Wix.com Ltd. (a)	4,500	735,210
		10,952,060
Italy — 2.9%
Amplifon SpA	10,512	212,378
Banco BPM SpA (b)	108,700	1,104,188
BPER Banca SpA	83,900	657,507
Coca-Cola HBC AG	18,434	834,066
Davide Campari-Milano NV (b)	51,973	304,831
Enel SpA	657,212	5,325,719
Eni SpA	175,829	2,712,825
Ferrari NV	10,165	4,330,888
Security Description	Shares	Value
Italy — (Continued)
FinecoBank Banca Fineco SpA	51,582	$1,020,913
Generali	73,715	2,587,186
Infrastrutture Wireless Italiane SpA	28,372	300,098
Intesa Sanpaolo SpA	1,204,500	6,195,009
Leonardo SpA	34,200	1,667,471
Mediobanca Banca di Credito Finanziario SpA (b)	42,192	791,467
Moncler SpA	18,560	1,145,694
Nexi SpA (a)	41,057	218,404
Poste Italiane SpA	38,593	686,844
Prysmian SpA	22,819	1,251,298
Recordati Industria Chimica e Farmaceutica SpA	8,827	499,676
Snam SpA	170,240	882,284
Telecom Italia SpA (a)	526,744	177,917
Terna - Rete Elettrica Nazionale	118,782	1,074,056
UniCredit SpA	111,259	6,238,332
Unipol Assicurazioni SpA	33,300	532,029
		40,751,080
Japan — 21.3%
Advantest Corp. (b)	61,500	2,743,755
Aeon Co. Ltd. (b)	55,300	1,389,801
AGC, Inc.	16,600	506,448
Aisin Corp.	44,999	491,148
Ajinomoto Co., Inc.	73,500	1,458,084
ANA Holdings, Inc.	8,100	149,680
Asahi Group Holdings Ltd.	122,200	1,567,275
Asahi Kasei Corp.	106,200	745,687
Asics Corp.	49,000	1,043,799
Astellas Pharma, Inc. (b)	153,000	1,482,909
Bandai Namco Holdings, Inc.	44,500	1,496,008
Bridgestone Corp.	43,500	1,752,274
Canon, Inc. (b)	73,100	2,286,160
Capcom Co. Ltd.	29,300	724,640
Central Japan Railway Co. (b)	65,300	1,247,433
Chiba Bank Ltd. (b)	46,700	439,791
Chubu Electric Power Co., Inc.	54,600	593,978
Chugai Pharmaceutical Co. Ltd. (b)	52,900	2,423,421
Concordia Financial Group Ltd.	89,000	588,376
Dai Nippon Printing Co. Ltd.	32,900	468,337
Daifuku Co. Ltd.	27,300	668,156
Dai-ichi Life Holdings, Inc.	299,700	2,288,434
Daiichi Sankyo Co. Ltd.	139,299	3,278,614
Daikin Industries Ltd.	20,600	2,243,218
Daito Trust Construction Co. Ltd.	5,000	512,923
Daiwa House Industry Co. Ltd.	47,400	1,571,600
Daiwa Securities Group, Inc. (b)	112,900	755,533
Denso Corp.	145,100	1,805,666
Dentsu Group, Inc.	17,200	379,815
Disco Corp. (b)	7,000	1,445,567
East Japan Railway Co.	76,700	1,516,652
Eisai Co. Ltd. (b)	21,300	592,717
ENEOS Holdings, Inc.	206,900	1,088,732
FANUC Corp.	73,100	2,001,003
Fast Retailing Co. Ltd.	15,500	4,642,664
Fuji Electric Co. Ltd.	11,400	485,574
FUJIFILM Holdings Corp.	84,800	1,628,331
BHFTII-182

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Fujikura Ltd.	21,000	$774,043
Fujitsu Ltd.	140,000	2,791,530
Hankyu Hanshin Holdings, Inc.	19,400	522,424
Hikari Tsushin, Inc.	1,500	387,834
Hitachi Ltd. (b)	376,200	8,735,644
Honda Motor Co. Ltd. (b)	357,800	3,255,981
Hoshizaki Corp.	9,200	355,890
Hoya Corp.	28,000	3,168,027
Hulic Co. Ltd.	38,200	367,676
Idemitsu Kosan Co. Ltd.	82,540	583,216
Inpex Corp.	72,100	995,259
Isuzu Motors Ltd. (b)	50,900	691,453
ITOCHU Corp.	95,600	4,429,877
Japan Airlines Co. Ltd. (b)	11,900	203,845
Japan Exchange Group, Inc.	83,900	862,200
Japan Post Bank Co. Ltd. (b)	152,000	1,539,762
Japan Post Holdings Co. Ltd.	144,100	1,443,790
Japan Post Insurance Co. Ltd.	16,300	331,596
Japan Tobacco, Inc.	93,500	2,575,392
JFE Holdings, Inc. (b)	48,700	597,565
Kajima Corp.	33,600	688,120
Kansai Electric Power Co., Inc.	78,100	926,271
Kao Corp.	34,900	1,512,684
Kawasaki Kisen Kaisha Ltd. (b)	33,000	447,311
KDDI Corp.	246,800	3,906,505
Keyence Corp.	15,400	6,062,802
Kikkoman Corp.	57,500	555,283
Kirin Holdings Co. Ltd.	65,700	913,517
Kobe Bussan Co. Ltd.	9,200	216,822
Komatsu Ltd.	70,900	2,063,616
Konami Group Corp.	8,500	1,006,981
Kubota Corp.	80,100	986,405
Kyocera Corp.	108,600	1,227,522
Kyowa Kirin Co. Ltd.	15,300	222,548
Lasertec Corp.	6,800	585,081
LY Corp.	226,400	767,858
M3, Inc. (b)	37,500	430,688
Makita Corp.	20,200	672,417
Marubeni Corp.	113,900	1,825,356
MatsukiyoCocokara & Co.	29,000	455,239
MEIJI Holdings Co. Ltd.	19,900	432,013
Minebea Mitsumi, Inc.	30,800	451,077
Mitsubishi Chemical Group Corp.	114,800	568,300
Mitsubishi Corp. (b)	279,799	4,935,778
Mitsubishi Electric Corp.	153,500	2,811,104
Mitsubishi Estate Co. Ltd.	82,700	1,353,743
Mitsubishi HC Capital, Inc. (b)	68,400	461,481
Mitsubishi Heavy Industries Ltd.	256,500	4,396,521
Mitsubishi UFJ Financial Group, Inc.	924,488	12,522,999
Mitsui & Co. Ltd.	206,134	3,886,072
Mitsui Fudosan Co. Ltd.	202,900	1,816,863
Mitsui OSK Lines Ltd. (b)	29,100	1,012,623
Mizuho Financial Group, Inc. (b)	196,750	5,374,705
MonotaRO Co. Ltd.	21,300	398,979
MS&AD Insurance Group Holdings, Inc.	100,100	2,174,903
Murata Manufacturing Co. Ltd. (b)	131,800	2,055,343
Security Description	Shares	Value
Japan — (Continued)
NEC Corp.	102,100	$2,173,328
Nexon Co. Ltd.	28,500	390,734
NIDEC Corp.	70,600	1,185,704
Nintendo Co. Ltd. (b)	87,800	6,006,810
Nippon Building Fund, Inc. (REIT)	648	552,085
Nippon Paint Holdings Co. Ltd.	80,300	604,081
Nippon Sanso Holdings Corp.	14,700	445,544
Nippon Steel Corp. (b)	79,200	1,695,820
Nippon Telegraph & Telephone Corp.	2,322,300	2,249,831
Nippon Yusen KK	33,100	1,093,139
Nissan Motor Co. Ltd. (a) (b)	198,700	506,120
Nissin Foods Holdings Co. Ltd. (b)	17,000	347,206
Nitori Holdings Co. Ltd.	6,800	675,303
Nitto Denko Corp.	59,800	1,105,461
Nomura Holdings, Inc.	254,000	1,561,879
Nomura Research Institute Ltd.	32,000	1,041,581
NTT Data Group Corp.	53,380	967,715
Obayashi Corp.	55,000	733,425
Obic Co. Ltd.	27,400	792,973
Olympus Corp.	85,200	1,122,439
Omron Corp.	14,900	421,038
Ono Pharmaceutical Co. Ltd. (b)	23,900	257,366
Oracle Corp. Japan	3,300	348,065
Oriental Land Co. Ltd.	82,700	1,632,323
ORIX Corp.	88,300	1,832,361
Osaka Gas Co. Ltd.	31,200	708,642
Otsuka Corp.	19,300	419,432
Otsuka Holdings Co. Ltd.	33,900	1,764,950
Pan Pacific International Holdings Corp.	32,200	884,067
Panasonic Holdings Corp.	181,300	2,178,315
Rakuten Group, Inc. (a)	127,300	730,675
Recruit Holdings Co. Ltd.	111,600	5,815,104
Renesas Electronics Corp.	130,500	1,777,977
Resona Holdings, Inc.	176,800	1,534,853
Ricoh Co. Ltd.	46,500	493,254
SBI Holdings, Inc.	23,011	619,007
SCREEN Holdings Co. Ltd. (b)	7,000	457,673
SCSK Corp.	11,700	289,588
Secom Co. Ltd. (b)	35,500	1,212,312
Seiko Epson Corp. (b)	24,500	392,805
Sekisui Chemical Co. Ltd.	32,000	546,933
Sekisui House Ltd.	50,500	1,132,804
Seven & i Holdings Co. Ltd.	174,600	2,545,082
SG Holdings Co. Ltd.	19,500	195,175
Shimadzu Corp. (b)	20,100	504,237
Shimano, Inc.	6,500	915,089
Shin-Etsu Chemical Co. Ltd.	145,400	4,155,004
Shionogi & Co. Ltd.	64,000	967,748
Shiseido Co. Ltd.	33,900	642,819
SMC Corp. (b)	4,800	1,713,140
SoftBank Corp.	2,270,700	3,173,928
SoftBank Group Corp.	77,500	3,933,495
Sompo Holdings, Inc.	71,997	2,189,063
Sony Group Corp.	495,700	12,664,216
Subaru Corp.	51,000	910,750
Sumitomo Corp.	87,900	1,980,582
BHFTII-183

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Sumitomo Electric Industries Ltd.	60,434	$1,011,589
Sumitomo Metal Mining Co. Ltd.	20,900	455,529
Sumitomo Mitsui Financial Group, Inc.	301,000	7,703,380
Sumitomo Mitsui Trust Group, Inc.	54,852	1,372,870
Sumitomo Realty & Development Co. Ltd. (b)	24,200	910,784
Suntory Beverage & Food Ltd.	11,800	389,904
Suzuki Motor Corp.	132,900	1,625,268
Sysmex Corp.	42,600	812,902
T&D Holdings, Inc.	41,500	886,641
Taisei Corp.	14,100	625,916
Takeda Pharmaceutical Co. Ltd. (b)	127,448	3,796,306
TDK Corp.	146,200	1,530,776
Terumo Corp.	102,300	1,926,450
TIS, Inc.	18,000	498,639
Toho Co. Ltd.	9,500	473,117
Tokio Marine Holdings, Inc. (b)	140,700	5,442,792
Tokyo Electron Ltd.	36,600	5,005,818
Tokyo Gas Co. Ltd.	28,600	911,935
Tokyo Metro Co. Ltd.	24,000	292,325
Tokyu Corp.	42,400	478,694
TOPPAN Holdings, Inc.	20,300	556,224
Toray Industries, Inc.	117,400	804,123
Toyota Industries Corp.	13,800	1,181,288
Toyota Motor Corp.	764,700	13,528,757
Toyota Tsusho Corp.	53,900	903,109
Trend Micro, Inc.	10,700	721,983
Unicharm Corp. (b)	91,500	729,986
West Japan Railway Co.	37,200	727,499
Yakult Honsha Co. Ltd. (b)	21,800	415,196
Yamaha Motor Co. Ltd.	71,200	570,700
Yaskawa Electric Corp.	20,300	510,773
Yokogawa Electric Corp.	19,400	377,940
Zensho Holdings Co. Ltd.	8,000	430,364
ZOZO, Inc.	25,200	242,829
		300,286,193
Jordan — 0.0%
Hikma Pharmaceuticals PLC	11,270	283,358
Luxembourg — 0.2%
ArcelorMittal SA	39,598	1,142,543
CVC Capital Partners PLC (a)	17,917	355,720
Eurofins Scientific SE	11,404	607,039
		2,105,302
Macau — 0.1%
Galaxy Entertainment Group Ltd.	185,000	726,683
Sands China Ltd. (a)	204,800	412,500
		1,139,183
Netherlands — 3.8%
ABN AMRO Bank NV	38,680	813,824
Adyen NV (a)	1,711	2,612,608
Aegon Ltd.	113,989	748,997
Akzo Nobel NV	14,405	887,185
Argenx SE (a)	4,681	2,761,663
Security Description	Shares	Value
Netherlands — (Continued)
ASM International NV	3,623	$1,658,291
ASML Holding NV	31,778	21,006,037
ASR Nederland NV	13,381	769,434
BE Semiconductor Industries NV	6,508	675,319
Euronext NV	6,782	981,208
EXOR NV	8,395	763,114
Heineken Holding NV	10,942	793,647
Heineken NV	23,239	1,895,919
IMCD NV	4,811	639,712
ING Groep NV	256,074	5,007,965
JDE Peet's NV	13,985	306,998
Koninklijke Ahold Delhaize NV	73,386	2,740,799
Koninklijke KPN NV	285,335	1,206,794
Koninklijke Philips NV (a)	59,638	1,513,664
NN Group NV	22,857	1,270,923
Randstad NV (b)	9,162	380,731
Universal Music Group NV (b)	66,422	1,828,841
Wolters Kluwer NV	18,523	2,874,175
		54,137,848
New Zealand — 0.3%
Auckland International Airport Ltd.	125,588	581,594
Contact Energy Ltd.	65,300	338,571
Fisher & Paykel Healthcare Corp. Ltd.	49,447	941,601
Infratil Ltd.	77,400	455,846
Meridian Energy Ltd.	109,268	346,920
Xero Ltd. (a)	12,243	1,193,693
		3,858,225
Norway — 0.6%
Aker BP ASA	26,678	631,287
DNB Bank ASA	72,259	1,898,053
Equinor ASA	63,180	1,670,960
Gjensidige Forsikring ASA	16,885	387,958
Kongsberg Gruppen ASA	7,426	1,087,330
Mowi ASA	39,290	730,914
Norsk Hydro ASA	118,725	691,548
Orkla ASA	59,180	648,820
Salmar ASA	4,072	195,512
Telenor ASA	51,984	741,666
		8,684,048
Poland — 0.0%
InPost SA (a)	16,885	248,243
Portugal — 0.1%
EDP SA	264,920	894,698
Galp Energia SGPS SA	39,236	689,237
Jeronimo Martins SGPS SA	23,907	507,322
		2,091,257
Singapore — 1.7%
CapitaLand Ascendas (REIT)	315,544	624,719
CapitaLand Integrated Commercial Trust (REIT)	480,342	747,657
CapitaLand Investment Ltd.	197,700	401,202
DBS Group Holdings Ltd.	162,253	5,566,156
BHFTII-184

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Genting Singapore Ltd.	510,500	$282,483
Grab Holdings Ltd. - Class A (a)	178,300	807,699
Keppel Ltd.	123,000	628,868
Oversea-Chinese Banking Corp. Ltd.	270,364	3,453,655
Sea Ltd. (ADR) (a)	29,800	3,888,602
Sembcorp Industries Ltd.	52,000	242,858
Singapore Airlines Ltd.	125,640	633,275
Singapore Exchange Ltd.	72,400	720,474
Singapore Technologies Engineering Ltd.	131,800	662,955
Singapore Telecommunications Ltd.	549,320	1,392,171
STMicroelectronics NV	57,161	1,249,939
United Overseas Bank Ltd.	99,792	2,809,409
		24,112,122
South Africa — 0.2%
Anglo American PLC	100,777	2,826,858
South Korea — 0.0%
Delivery Hero SE (a)	15,606	369,942
Spain — 2.9%
Acciona SA	1,647	215,454
ACS Actividades de Construccion y Servicios SA	15,653	891,901
Aena SME SA	6,332	1,482,784
Amadeus IT Group SA	35,550	2,721,539
Banco Bilbao Vizcaya Argentaria SA	457,214	6,226,063
Banco de Sabadell SA	459,278	1,291,691
Banco Santander SA	1,212,023	8,155,229
CaixaBank SA	308,616	2,399,547
Cellnex Telecom SA (a)	44,732	1,586,210
EDP Renovaveis SA	17,726	147,690
Endesa SA	26,815	709,415
Grifols SA (a)	21,632	192,532
Iberdrola SA	464,233	7,497,352
Industria de Diseno Textil SA	88,599	4,415,020
Redeia Corp. SA	34,260	687,288
Repsol SA	87,481	1,161,222
Telefonica SA (b)	335,083	1,575,147
		41,356,084
Sweden — 3.1%
AddTech AB - B Shares	22,200	651,214
Alfa Laval AB	24,589	1,053,682
Assa Abloy AB - Class B	82,036	2,466,713
Atlas Copco AB - A Shares	215,799	3,459,958
Atlas Copco AB - B Shares	119,364	1,684,195
Beijer Ref AB	30,900	433,909
Boliden AB	23,330	764,382
Epiroc AB - A Shares	56,026	1,132,398
Epiroc AB - B Shares	33,355	589,673
EQT AB	31,792	972,604
Essity AB - Class B (b)	44,771	1,273,343
Evolution AB	13,124	979,652
Fastighets AB Balder - B Shares (a)	56,909	356,525
H & M Hennes & Mauritz AB - B Shares	48,319	638,325
Hexagon AB - B Shares	159,129	1,706,264
Security Description	Shares	Value
Sweden — (Continued)
Holmen AB - B Shares (b)	6,621	$262,627
Industrivarden AB - A Shares	10,476	385,709
Industrivarden AB - C Shares	13,722	504,962
Indutrade AB (b)	23,354	649,383
Investment AB Latour - B Shares	12,782	348,768
Investor AB - B Shares	139,708	4,173,014
L E Lundbergforetagen AB - B Shares	4,748	238,414
Lifco AB - B Shares	19,926	705,834
Nibe Industrier AB - B Shares	129,612	494,492
Saab AB - Class B	22,400	880,635
Sagax AB - Class B	18,874	396,109
Sandvik AB	86,033	1,816,130
Securitas AB - B Shares	42,096	595,872
Skandinaviska Enskilda Banken AB - Class A (a) (b)	122,321	2,006,952
Skanska AB - B Shares (a)	29,072	643,019
SKF AB - B Shares (a) (b)	29,153	592,376
Svenska Cellulosa AB SCA - Class B (a)	51,700	681,904
Svenska Handelsbanken AB - A Shares (b)	108,813	1,229,291
Swedbank AB - A Shares (b)	64,276	1,463,160
Swedish Orphan Biovitrum AB (a)	16,716	479,027
Tele2 AB - B Shares	45,951	619,922
Telefonaktiebolaget LM Ericsson - B Shares	224,143	1,739,959
Telia Co. AB	201,596	727,972
Trelleborg AB - B Shares	18,200	679,370
Volvo AB - B Shares (a) (b)	127,923	3,764,667
		44,242,405
Switzerland — 6.1%
ABB Ltd.	126,536	6,548,022
Avolta AG	5,960	260,765
Baloise Holding AG	3,692	775,039
Banque Cantonale Vaudoise	1,980	215,961
Barry Callebaut AG	304	403,190
BKW AG	1,390	243,888
Chocoladefabriken Lindt & Spruengli AG	9	1,179,194
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	68	917,744
Cie Financiere Richemont SA - Class A	43,427	7,583,038
DSM-Firmenich AG	15,700	1,554,402
EMS-Chemie Holding AG	597	405,530
Galderma Group AG (a)	7,020	747,176
Geberit AG	2,519	1,572,620
Givaudan SA	736	3,162,593
Helvetia Holding AG	3,150	653,201
Julius Baer Group Ltd.	17,451	1,205,341
Kuehne & Nagel International AG	4,093	947,631
Logitech International SA	11,035	938,435
Lonza Group AG	5,791	3,564,015
Novartis AG	159,034	17,689,555
Partners Group Holding AG	1,786	2,534,225
Sandoz Group AG	34,648	1,457,339
Schindler Holding AG	1,995	603,194
Schindler Holding AG (Participation Certificate)	3,450	1,077,783
SGS SA	13,027	1,293,034
SIG Group AG	26,000	480,418
Sika AG	12,113	2,933,915
BHFTII-185

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Sonova Holding AG	4,289	$1,250,184
Straumann Holding AG	9,452	1,141,489
Swatch Group AG	2,462	425,178
Swiss Life Holding AG	2,216	2,018,398
Swiss Prime Site AG	6,560	805,550
Swisscom AG	2,193	1,262,591
Temenos AG	5,130	398,262
UBS Group AG	266,041	8,151,464
VAT Group AG	2,289	827,100
Zurich Insurance Group AG	11,759	8,201,854
		85,429,318
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 11.1%
3i Group PLC	78,346	3,667,271
Admiral Group PLC	21,980	811,598
Ashtead Group PLC	33,666	1,816,667
Associated British Foods PLC	28,338	700,383
AstraZeneca PLC	125,132	18,273,237
Auto Trader Group PLC	75,528	728,113
Aviva PLC	226,004	1,627,441
BAE Systems PLC	243,769	4,928,960
Barclays PLC	1,139,147	4,274,298
Barratt Redrow PLC	116,365	639,377
British American Tobacco PLC	158,420	6,526,154
BT Group PLC	546,201	1,171,977
Bunzl PLC	23,425	896,838
Centrica PLC	442,710	854,867
CK Hutchison Holdings Ltd.	192,440	1,087,924
Coca-Cola Europacific Partners PLC	17,400	1,514,322
Compass Group PLC	137,855	4,547,818
Croda International PLC	11,199	424,078
DCC PLC	8,347	556,829
Diageo PLC	180,492	4,704,814
Entain PLC	53,943	406,143
Halma PLC	32,051	1,071,113
HSBC Holdings PLC	1,442,407	16,342,352
Imperial Brands PLC	62,919	2,325,002
Informa PLC	112,551	1,125,010
InterContinental Hotels Group PLC	12,019	1,292,538
Intertek Group PLC	13,625	881,533
J Sainsbury PLC	139,639	424,353
Kingfisher PLC	155,271	510,626
Land Securities Group PLC (REIT)	59,742	424,230
Legal & General Group PLC	440,142	1,387,458
Lloyds Banking Group PLC	4,804,510	4,491,487
London Stock Exchange Group PLC	38,989	5,777,277
M&G PLC	190,909	491,791
Marks & Spencer Group PLC	172,855	794,839
Melrose Industries PLC	111,080	684,044
National Grid PLC	390,570	5,084,515
NatWest Group PLC	626,278	3,666,427
Next PLC	8,581	1,234,387
Pearson PLC	50,796	802,006
Security Description	Shares	Value
United Kingdom — (Continued)
Phoenix Group Holdings PLC	59,189	$438,483
Reckitt Benckiser Group PLC	55,912	3,775,338
RELX PLC	149,671	7,512,344
Rentokil Initial PLC	213,128	962,397
Rolls-Royce Holdings PLC (a)	693,022	6,695,341
Sage Group PLC	84,703	1,322,160
Schroders PLC	46,238	209,038
Segro PLC (REIT)	108,462	967,259
Severn Trent PLC	22,786	745,389
Smith & Nephew PLC	67,219	944,718
Smiths Group PLC	29,149	729,494
Spirax Group PLC	6,215	500,146
SSE PLC	92,313	1,898,183
Standard Chartered PLC	167,345	2,478,303
Tesco PLC	543,180	2,331,773
Unilever PLC	199,991	11,904,993
United Utilities Group PLC	57,567	750,166
Vodafone Group PLC	1,664,363	1,556,315
Whitbread PLC	15,208	483,237
Wise PLC - Class A (a)	56,234	688,127
WPP PLC	91,054	687,550
		156,550,851
United States — 9.4%
Alcon AG	40,120	3,787,405
BP PLC	1,287,439	7,255,954
CSL Ltd.	38,346	5,982,773
CyberArk Software Ltd. (a)	3,600	1,216,800
Experian PLC	73,489	3,403,394
Ferrovial SE	39,107	1,748,713
GSK PLC	328,388	6,266,998
Haleon PLC	727,464	3,679,160
Holcim AG	42,203	4,539,659
James Hardie Industries PLC (a)	36,422	861,681
Monday.com Ltd. (a)	3,152	766,440
Nestle SA	211,406	21,377,749
Qiagen NV (a)	18,208	721,849
Roche Holding AG	56,689	18,638,433
Roche Holding AG (Bearer Shares)	2,714	942,273
Sanofi SA	92,535	10,243,370
Schneider Electric SE (b)	43,708	10,107,369
Shell PLC	491,903	17,889,127
Spotify Technology SA (a)	12,300	6,765,369
Stellantis NV	163,735	1,831,667
Swiss Re AG	24,205	4,108,466
Tenaris SA	29,519	576,141
		132,710,790
Total Common Stocks (Cost $1,038,246,574)		1,371,535,545

BHFTII-186

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—1.1%
Security Description	Shares/ Principal Amount*	Value

United States — 1.1%
iShares MSCI EAFE ETF (b) (e) (Cost $15,006,092)	183,000	$14,956,590

Preferred Stocks—0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	3,561	265,243
Dr. Ing hc F Porsche AG	9,593	477,332
Henkel AG & Co. KGaA	14,289	1,134,806
Porsche Automobil Holding SE	12,927	482,624
Sartorius AG	2,213	511,348
Volkswagen AG	15,590	1,577,352
Total Preferred Stocks (Cost $5,156,216)		4,448,705

Securities Lending Reinvestments (f)—3.0%
Time Deposit — 0.1%
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	1,786,464	1,786,464

Repurchase Agreements — 0.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,000,362; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $3,060,002	3,000,000	3,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $400,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $408,475	400,000	400,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,995,483; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $4,074,901	3,995,000	3,995,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
		8,495,000

Mutual Funds — 2.3%
AB Government Money Market Portfolio, Institutional Class, 4.200% (g)	300,000	300,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Allspring Government Money Market Fund, Select Class, 4.270% (g)	2,000,000	$2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (g)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (g)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (g)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (g)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (g)	3,000,000	3,000,000
		32,300,000
Total Securities Lending Reinvestments (Cost $42,581,464)		42,581,464
Total Investments—101.5% (Cost $1,100,990,346)		1,433,522,304
Other assets and liabilities (net)—(1.5)%		(21,499,031)
Net Assets—100.0%		$1,412,023,273

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $58,523,435 and the collateral received consisted of cash in the amount of
$42,581,464 and non-cash collateral with a value of $20,048,211. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $4,086,500.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Banks	12.6
Pharmaceuticals	8.2
Insurance	6.0
Oil, Gas & Consumable Fuels	3.5
Capital Markets	3.3
Aerospace & Defense	3.0
Machinery	3.0
Semiconductors & Semiconductor Equipment	2.9
Textiles, Apparel & Luxury Goods	2.6
Food Products	2.6
BHFTII-187

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/20/25	160	USD	19,330,400	$(201,028)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$91,557,994	$—	$91,557,994
Austria	—	3,181,735	—	3,181,735
Belgium	—	10,632,842	—	10,632,842
Brazil	—	422,662	—	422,662
Chile	—	726,609	—	726,609
China	—	7,510,537	—	7,510,537
Denmark	—	33,124,368	—	33,124,368
Finland	—	14,207,226	—	14,207,226
France	—	134,594,864	—	134,594,864
Germany	—	132,285,292	—	132,285,292
Hong Kong	481,045	24,638,859	—	25,119,904
Ireland	1,675,588	4,360,757	—	6,036,345
Israel	4,131,077	6,820,983	—	10,952,060
Italy	—	40,751,080	—	40,751,080
Japan	—	300,286,193	—	300,286,193
Jordan	—	283,358	—	283,358
Luxembourg	—	2,105,302	—	2,105,302
Macau	—	1,139,183	—	1,139,183
Netherlands	—	54,137,848	—	54,137,848
New Zealand	—	3,858,225	—	3,858,225
Norway	—	8,684,048	—	8,684,048
Poland	—	248,243	—	248,243
Portugal	—	2,091,257	—	2,091,257
Singapore	4,696,301	19,415,821	—	24,112,122
South Africa	—	2,826,858	—	2,826,858
South Korea	—	369,942	—	369,942
Spain	—	41,356,084	—	41,356,084
Sweden	—	44,242,405	—	44,242,405
Switzerland	—	85,429,318	—	85,429,318
United Arab Emirates	—	—	0	0
United Kingdom	1,514,322	155,036,529	—	156,550,851
United States	8,748,609	123,962,181	—	132,710,790
Total Common Stocks	21,246,942	1,350,288,603	0	1,371,535,545
Total Mutual Funds*	14,956,590	—	—	14,956,590
Total Preferred Stocks*	—	4,448,705	—	4,448,705
Securities Lending Reinvestments
Time Deposit	—	1,786,464	—	1,786,464
Repurchase Agreements	—	8,495,000	—	8,495,000
BHFTII-188

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,300,000	$—	$—	$32,300,000
Total Securities Lending Reinvestments	32,300,000	10,281,464	—	42,581,464
Total Investments	$68,503,532	$1,365,018,772	$0	$1,433,522,304
Collateral for Securities Loaned (Liability)	$—	$(42,581,464)	$—	$(42,581,464)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(201,028)	$—	$—	$(201,028)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-189

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
AAR Corp. (a) (b)	12,370	$692,596
AeroVironment, Inc. (b)	9,969	1,188,205
AerSale Corp. (b)	11,637	87,161
Archer Aviation, Inc. - Class A (b)	113,447	806,608
Astronics Corp. (a) (b)	10,282	248,516
Byrna Technologies, Inc. (a) (b)	6,061	102,067
Cadre Holdings, Inc. (a)	9,500	281,295
Ducommun, Inc. (b)	4,899	284,289
Eve Holding, Inc. (a) (b)	19,406	64,428
Intuitive Machines, Inc. (b)	15,497	115,453
Kratos Defense & Security Solutions, Inc. (b)	51,673	1,534,171
Leonardo DRS, Inc.	26,508	871,583
Mercury Systems, Inc. (b)	18,447	794,881
Moog, Inc. - Class A	9,784	1,696,057
National Presto Industries, Inc.	1,752	154,018
Park Aerospace Corp.	6,034	81,157
Redwire Corp. (b)	7,921	65,665
Rocket Lab USA, Inc. (a) (b)	124,741	2,230,369
Triumph Group, Inc. (b)	26,390	668,723
V2X, Inc. (b)	5,848	286,845
		12,254,087
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (b)	18,458	414,198
Forward Air Corp. (a) (b)	8,582	172,412
Hub Group, Inc. - Class A	20,844	774,771
Radiant Logistics, Inc. (b)	6,200	38,130
		1,399,511
Automobile Components — 1.0%
Adient PLC (b)	29,052	373,609
American Axle & Manufacturing Holdings, Inc. (b)	32,260	131,298
Cooper-Standard Holdings, Inc. (a) (b)	5,724	87,692
Dana, Inc.	47,056	627,256
Dorman Products, Inc. (b)	9,046	1,090,405
Fox Factory Holding Corp. (b)	15,216	355,141
Gentherm, Inc. (b)	11,309	302,403
Goodyear Tire & Rubber Co. (b)	102,241	944,707
LCI Industries (a)	8,898	777,952
Luminar Technologies, Inc. (a) (b)	10,030	54,062
Modine Manufacturing Co. (b)	18,007	1,382,037
Patrick Industries, Inc. (a)	11,630	983,433
Phinia, Inc.	14,670	622,448
Solid Power, Inc. (a) (b)	59,855	62,848
Standard Motor Products, Inc.	6,963	173,588
Stoneridge, Inc. (b)	822	3,773
Visteon Corp. (b)	9,794	760,210
XPEL, Inc. (a) (b)	9,098	267,299
		9,000,161
Automobiles — 0.0%
Winnebago Industries, Inc.	10,168	350,389
Banks — 10.2%
1st Source Corp.	6,588	394,028
ACNB Corp.	2,906	119,611
Security Description	Shares	Value
Banks—(Continued)
Amalgamated Financial Corp.	5,989	$172,184
Amerant Bancorp, Inc.	13,198	272,407
Ameris Bancorp	22,820	1,313,747
Ames National Corp.	2,972	52,069
Arrow Financial Corp. (a)	5,919	155,610
Associated Banc-Corp. (a)	57,895	1,304,374
Atlantic Union Bankshares Corp. (a)	32,031	997,445
Axos Financial, Inc. (b)	18,889	1,218,718
Banc of California, Inc.	49,811	706,818
BancFirst Corp.	7,141	784,582
Bancorp, Inc. (a) (b)	15,860	838,042
Bank First Corp. (a)	3,520	354,605
Bank of Hawaii Corp.	14,002	965,718
Bank of Marin Bancorp	5,192	114,587
Bank of NT Butterfield & Son Ltd.	15,364	597,967
Bank7 Corp.	1,297	50,246
BankUnited, Inc.	26,716	920,099
Bankwell Financial Group, Inc.	1,932	58,308
Banner Corp.	12,300	784,371
Bar Harbor Bankshares	5,292	156,114
BayCom Corp.	4,420	111,251
BCB Bancorp, Inc.	4,826	47,584
Berkshire Hills Bancorp, Inc. (a)	14,559	379,844
Blue Foundry Bancorp (a) (b)	7,608	69,994
Bridgewater Bancshares, Inc. (b)	6,071	84,326
Brookline Bancorp, Inc.	31,681	345,323
Burke & Herbert Financial Services Corp.	4,933	276,791
Business First Bancshares, Inc.	7,950	193,582
Byline Bancorp, Inc.	11,186	292,626
Cadence Bank	63,592	1,930,653
California BanCorp (b)	8,293	118,839
Camden National Corp.	5,866	237,397
Capital Bancorp, Inc.	3,124	88,503
Capital City Bank Group, Inc.	4,547	163,510
Capitol Federal Financial, Inc.	37,086	207,682
Carter Bankshares, Inc. (b)	7,084	114,619
Cathay General Bancorp	23,700	1,019,811
Central Pacific Financial Corp.	9,591	259,341
Chemung Financial Corp.	1,214	57,750
ChoiceOne Financial Services, Inc. (a)	2,407	69,249
Citizens & Northern Corp. (a)	6,680	134,402
Citizens Financial Services, Inc.	1,518	88,120
City Holding Co. (a)	5,254	617,187
Civista Bancshares, Inc.	5,038	98,443
CNB Financial Corp.	6,782	150,899
Coastal Financial Corp. (a) (b)	4,378	395,815
Colony Bankcorp, Inc.	5,248	84,755
Columbia Financial, Inc. (a) (b)	8,867	133,005
Community Financial System, Inc.	17,982	1,022,457
Community Trust Bancorp, Inc.	5,520	277,987
Community West Bancshares	5,299	97,926
ConnectOne Bancorp, Inc.	13,020	316,516
Customers Bancorp, Inc. (b)	10,621	533,174
CVB Financial Corp.	47,463	876,167
Dime Community Bancshares, Inc.	13,898	387,476
Eagle Bancorp, Inc.	9,954	209,034
BHFTII-190

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Eastern Bankshares, Inc.	69,364	$1,137,570
Enterprise Bancorp, Inc.	3,354	130,571
Enterprise Financial Services Corp. (a)	12,492	671,320
Equity Bancshares, Inc. - Class A	5,691	224,225
Esquire Financial Holdings, Inc.	2,392	180,309
ESSA Bancorp, Inc.	3,011	56,757
Farmers & Merchants Bancorp, Inc.	4,130	98,748
Farmers National Banc Corp.	13,119	171,203
FB Financial Corp.	12,737	590,487
Fidelity D&D Bancorp, Inc.	1,594	66,326
Financial Institutions, Inc.	6,714	167,581
First BanCorp	57,980	1,111,477
First Bancorp, Inc.	3,758	92,898
First Bancorp/Southern Pines NC	14,356	576,250
First Bancshares, Inc.	10,923	369,307
First Bank (a)	7,642	113,178
First Busey Corp.	30,013	648,281
First Business Financial Services, Inc.	2,763	130,275
First Commonwealth Financial Corp.	33,514	520,808
First Community Bankshares, Inc.	5,615	211,629
First Financial Bancorp	33,832	845,123
First Financial Bankshares, Inc.	45,379	1,630,014
First Financial Corp.	3,977	194,793
First Financial Northwest, Inc. (a)	2,317	52,503
First Foundation, Inc. (a)	18,803	97,588
First Internet Bancorp	2,669	71,476
First Interstate BancSystem, Inc. - Class A	28,433	814,605
First Merchants Corp.	20,897	845,075
First Mid Bancshares, Inc.	8,214	286,669
First of Long Island Corp.	7,036	86,895
First Western Financial, Inc. (b)	2,572	50,540
Five Star Bancorp (a)	6,153	171,053
Flagstar Financial, Inc.	87,298	1,014,403
Flushing Financial Corp.	9,938	126,213
FS Bancorp, Inc.	2,273	86,397
Fulton Financial Corp. (a)	65,032	1,176,429
FVCBankcorp, Inc. (a) (b)	5,163	54,573
German American Bancorp, Inc.	10,228	383,550
Glacier Bancorp, Inc. (a)	39,771	1,758,674
Great Southern Bancorp, Inc.	2,750	152,267
Greene County Bancorp, Inc.	2,424	58,443
Guaranty Bancshares, Inc.	2,906	116,327
Hancock Whitney Corp.	30,240	1,586,088
Hanmi Financial Corp.	10,815	245,068
HarborOne Bancorp, Inc.	12,594	130,600
HBT Financial, Inc.	4,583	102,705
Heritage Commerce Corp.	19,653	187,097
Heritage Financial Corp.	12,318	299,697
Hilltop Holdings, Inc.	16,711	508,850
Hingham Institution For Savings (a)	565	134,357
Home Bancorp, Inc.	2,776	124,365
Home BancShares, Inc.	65,783	1,859,685
HomeStreet, Inc. (b)	6,024	70,722
HomeTrust Bancshares, Inc.	5,432	186,209
Hope Bancorp, Inc.	37,442	392,018
Horizon Bancorp, Inc.	14,606	220,258
Security Description	Shares	Value
Banks—(Continued)
Independent Bank Corp.	22,380	$1,173,607
International Bancshares Corp.	18,677	1,177,772
Investar Holding Corp.	3,059	53,869
John Marshall Bancorp, Inc. (a)	4,296	70,970
Kearny Financial Corp.	13,074	81,843
Lakeland Financial Corp. (a)	8,921	530,264
LCNB Corp.	3,649	53,969
LINKBANCORP, Inc. (a)	7,910	53,630
Live Oak Bancshares, Inc.	12,435	331,517
Mercantile Bank Corp.	5,350	232,404
Metrocity Bankshares, Inc.	6,644	183,175
Metropolitan Bank Holding Corp. (b)	3,805	213,042
Mid Penn Bancorp, Inc.	6,134	158,932
Middlefield Banc Corp.	2,691	75,213
Midland States Bancorp, Inc.	6,845	117,186
MidWestOne Financial Group, Inc.	6,641	196,640
MVB Financial Corp.	3,791	65,660
National Bank Holdings Corp. - Class A	13,232	506,389
National Bankshares, Inc. (a)	1,983	52,807
NB Bancorp, Inc. (b)	14,229	257,118
NBT Bancorp, Inc. (a)	16,497	707,721
Nicolet Bankshares, Inc.	4,772	519,957
Northeast Bank	2,320	212,373
Northeast Community Bancorp, Inc.	4,595	107,707
Northfield Bancorp, Inc.	12,840	140,084
Northrim BanCorp, Inc.	1,883	137,873
Northwest Bancshares, Inc.	42,087	505,886
Norwood Financial Corp.	2,522	60,957
Oak Valley Bancorp	2,317	57,832
OceanFirst Financial Corp. (a)	20,652	351,291
OFG Bancorp	15,414	616,868
Old National Bancorp (a)	109,825	2,327,192
Old Second Bancorp, Inc.	15,666	260,682
Orange County Bancorp, Inc.	3,668	85,795
Origin Bancorp, Inc.	9,863	341,950
Orrstown Financial Services, Inc.	7,249	217,542
Pacific Premier Bancorp, Inc.	34,333	731,980
Park National Corp. (a)	5,162	781,527
Parke Bancorp, Inc.	3,496	65,865
Pathward Financial, Inc.	8,422	614,385
PCB Bancorp	4,027	75,345
Peapack-Gladstone Financial Corp.	6,072	172,445
Peoples Bancorp, Inc.	12,413	368,170
Peoples Financial Services Corp.	3,009	133,810
Pioneer Bancorp, Inc. (b)	4,144	48,526
Plumas Bancorp	1,875	81,131
Ponce Financial Group, Inc. (a) (b)	6,376	80,784
Preferred Bank (a)	4,175	349,280
Primis Financial Corp.	7,589	74,145
Princeton Bancorp, Inc.	1,758	53,707
Provident Bancorp, Inc. (a) (b)	5,177	59,432
Provident Financial Services, Inc.	45,115	774,625
QCR Holdings, Inc.	5,877	419,148
RBB Bancorp (a)	6,012	99,198
Red River Bancshares, Inc.	1,618	83,570
Renasant Corp. (a)	22,057	748,394
BHFTII-191

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Republic Bancorp, Inc. - Class A	2,983	$190,375
S&T Bancorp, Inc.	13,668	506,399
Sandy Spring Bancorp, Inc.	15,759	440,464
Seacoast Banking Corp. of Florida	30,270	778,847
ServisFirst Bancshares, Inc.	17,641	1,457,147
Shore Bancshares, Inc.	10,034	135,860
Sierra Bancorp	4,701	131,064
Simmons First National Corp. - Class A	44,465	912,866
SmartFinancial, Inc.	5,462	169,759
South Plains Financial, Inc.	3,888	128,771
Southern First Bancshares, Inc. (b)	2,574	84,736
Southern Missouri Bancorp, Inc.	3,422	178,012
Southern States Bancshares, Inc.	2,700	96,525
Southside Bancshares, Inc.	10,316	298,751
SouthState Corp.	34,133	3,168,225
Stellar Bancorp, Inc.	17,624	487,480
Stock Yards Bancorp, Inc.	9,181	634,040
Texas Capital Bancshares, Inc. (b)	16,035	1,197,814
Third Coast Bancshares, Inc. (b)	4,809	160,476
Timberland Bancorp, Inc.	2,592	78,149
Tompkins Financial Corp.	4,573	288,008
Towne Bank	25,188	861,178
TriCo Bancshares	11,477	458,736
Triumph Financial, Inc. (b)	7,921	457,834
TrustCo Bank Corp.	6,683	203,698
Trustmark Corp.	21,809	752,192
UMB Financial Corp.	23,796	2,405,776
United Bankshares, Inc.	46,094	1,598,079
United Community Banks, Inc.	42,837	1,205,005
Unity Bancorp, Inc.	2,408	98,006
Univest Financial Corp.	10,397	294,859
USCB Financial Holdings, Inc. (a)	3,750	69,600
Valley National Bancorp	162,616	1,445,656
Veritex Holdings, Inc.	18,838	470,385
Virginia National Bankshares Corp. (a)	1,715	61,877
WaFd, Inc.	28,240	807,099
Washington Trust Bancorp, Inc.	6,711	207,101
WesBanco, Inc.	30,794	953,382
West BanCorp, Inc.	5,288	105,443
Westamerica BanCorp	9,214	466,505
WSFS Financial Corp.	20,344	1,055,243
		90,768,823
Beverages — 0.4%
MGP Ingredients, Inc.	4,728	138,909
National Beverage Corp.	8,501	353,131
Primo Brands Corp.	69,630	2,471,169
Vita Coco Co., Inc. (b)	14,209	435,506
		3,398,715
Biotechnology — 7.6%
2seventy bio, Inc. (a) (b)	16,931	83,639
4D Molecular Therapeutics, Inc. (a) (b)	22,699	73,318
89bio, Inc. (b)	39,673	288,423
Absci Corp. (a) (b)	13,143	32,989
ACADIA Pharmaceuticals, Inc. (a) (b)	43,159	716,871
Security Description	Shares	Value
Biotechnology—(Continued)
ACELYRIN, Inc. (b)	9,200	$22,724
ADC Therapeutics SA (a) (b)	24,279	34,233
ADMA Biologics, Inc. (b)	80,831	1,603,687
Agenus, Inc. (b)	1	2
Agios Pharmaceuticals, Inc. (b)	20,320	595,376
Akebia Therapeutics, Inc. (b)	78,248	150,236
Akero Therapeutics, Inc. (b)	26,133	1,057,864
Aldeyra Therapeutics, Inc. (b)	16,862	96,957
Alkermes PLC (b)	57,254	1,890,527
Allogene Therapeutics, Inc. (a) (b)	48,165	70,321
Altimmune, Inc. (b)	29,427	147,135
Amicus Therapeutics, Inc. (b)	105,562	861,386
AnaptysBio, Inc. (a) (b)	7,034	130,762
Anavex Life Sciences Corp. (a) (b)	27,467	235,667
Anika Therapeutics, Inc. (b)	4,948	74,368
Annexon, Inc. (a) (b)	23,460	45,278
Apogee Therapeutics, Inc. (a) (b)	13,697	511,720
Arbutus Biopharma Corp. (a) (b)	53,888	188,069
Arcellx, Inc. (b)	15,490	1,016,144
Arcturus Therapeutics Holdings, Inc. (a) (b)	10,367	109,787
Arcus Biosciences, Inc. (b)	19,845	155,783
Arcutis Biotherapeutics, Inc. (a) (b)	38,555	603,000
Ardelyx, Inc. (b)	76,363	374,942
ArriVent Biopharma, Inc. (a) (b)	10,307	190,576
Arrowhead Pharmaceuticals, Inc. (b)	43,016	548,024
ARS Pharmaceuticals, Inc. (a) (b)	20,288	255,223
Astria Therapeutics, Inc. (b)	14,876	79,438
Aura Biosciences, Inc. (a) (b)	15,656	91,744
Aurinia Pharmaceuticals, Inc. (b)	51,792	416,408
Avidity Biosciences, Inc. (b)	39,570	1,168,106
Avita Medical, Inc. (a) (b)	8,679	70,647
Beam Therapeutics, Inc. (a) (b)	32,916	642,849
Bicara Therapeutics, Inc. (b)	7,205	93,881
BioCryst Pharmaceuticals, Inc. (b)	74,673	560,048
Biohaven Ltd. (b)	30,647	736,754
Blueprint Medicines Corp. (b)	22,551	1,995,989
Bridgebio Pharma, Inc. (b)	49,204	1,700,982
C4 Therapeutics, Inc. (b)	250	400
Candel Therapeutics, Inc. (a) (b)	8,279	46,776
Capricor Therapeutics, Inc. (a) (b)	13,438	127,527
Cardiff Oncology, Inc. (a) (b)	21,801	68,455
CareDx, Inc. (b)	18,337	325,482
Cargo Therapeutics, Inc. (b)	14,362	58,453
Cartesian Therapeutics, Inc. (a) (b)	3,949	52,048
Catalyst Pharmaceuticals, Inc. (b)	40,264	976,402
Celcuity, Inc. (a) (b)	12,075	122,078
Celldex Therapeutics, Inc. (b)	23,323	423,312
CG oncology, Inc. (b)	19,114	468,102
Cogent Biosciences, Inc. (a) (b)	33,453	200,383
Compass Therapeutics, Inc. (a) (b)	21,205	40,290
Crinetics Pharmaceuticals, Inc. (b)	32,132	1,077,707
Cullinan Therapeutics, Inc. (b)	19,002	143,845
Cytokinetics, Inc. (a) (b)	40,002	1,607,680
Day One Biopharmaceuticals, Inc. (b)	20,948	166,118
Denali Therapeutics, Inc. (b)	44,702	607,724
Design Therapeutics, Inc. (b)	10,875	41,978
BHFTII-192

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Dianthus Therapeutics, Inc. (a) (b)	8,287	$150,326
Disc Medicine, Inc. (b)	8,083	401,240
Dynavax Technologies Corp. (b)	47,584	617,164
Dyne Therapeutics, Inc. (b)	29,072	304,093
Enanta Pharmaceuticals, Inc. (b)	7,864	43,409
Entrada Therapeutics, Inc. (a) (b)	9,169	82,888
Erasca, Inc. (a) (b)	48,528	66,483
Fennec Pharmaceuticals, Inc. (a) (b)	9,286	56,552
Geron Corp. (a) (b)	184,901	293,993
Halozyme Therapeutics, Inc. (b)	43,608	2,782,627
Heron Therapeutics, Inc. (a) (b)	27,353	60,177
Humacyte, Inc. (a) (b)	29,466	50,240
Ideaya Biosciences, Inc. (b)	29,941	490,434
ImmunityBio, Inc. (a) (b)	37,190	111,942
Immunome, Inc. (a) (b)	25,480	171,480
Immunovant, Inc. (a) (b)	20,977	358,497
Inhibrx Biosciences, Inc. (a) (b)	4,582	64,102
Insmed, Inc. (a) (b)	60,221	4,594,260
Intellia Therapeutics, Inc. (a) (b)	34,873	247,947
Iovance Biotherapeutics, Inc. (b)	86,034	286,493
Ironwood Pharmaceuticals, Inc. (b)	33,175	48,767
iTeos Therapeutics, Inc. (b)	7,999	47,754
Janux Therapeutics, Inc. (b)	11,247	303,669
KalVista Pharmaceuticals, Inc. (b)	12,559	144,931
Keros Therapeutics, Inc. (a) (b)	10,646	108,483
Kiniksa Pharmaceuticals International PLC (b)	13,613	302,345
Korro Bio, Inc. (a) (b)	2,050	35,691
Krystal Biotech, Inc. (a) (b)	8,676	1,564,283
Kura Oncology, Inc. (b)	26,499	174,893
Kymera Therapeutics, Inc. (a) (b)	16,813	460,172
LENZ Therapeutics, Inc. (a) (b)	4,323	111,144
MacroGenics, Inc. (b)	3,165	4,020
Madrigal Pharmaceuticals, Inc. (a) (b)	6,270	2,076,812
MannKind Corp. (b)	95,677	481,255
MeiraGTx Holdings PLC (b)	19,371	131,335
Metsera, Inc. (b)	5,613	152,786
MiMedx Group, Inc. (b)	43,028	327,013
Mineralys Therapeutics, Inc. (b)	9,649	153,226
Mirum Pharmaceuticals, Inc. (b)	14,163	638,043
Monte Rosa Therapeutics, Inc. (a) (b)	13,981	64,872
Myriad Genetics, Inc. (b)	32,362	287,051
Neurogene, Inc. (a) (b)	3,411	39,943
Novavax, Inc. (a) (b)	55,355	354,826
Nurix Therapeutics, Inc. (a) (b)	25,199	299,364
Nuvalent, Inc. - Class A (a) (b)	12,458	883,521
Ocugen, Inc. (a) (b)	22,765	16,079
Olema Pharmaceuticals, Inc. (b)	13,351	50,200
Organogenesis Holdings, Inc. (a) (b)	18,369	79,354
ORIC Pharmaceuticals, Inc. (b)	25,859	144,293
Perspective Therapeutics, Inc. (a) (b)	17,530	37,339
Praxis Precision Medicines, Inc. (b)	6,252	236,763
Precigen, Inc. (a) (b)	50,074	74,610
Protagonist Therapeutics, Inc. (b)	21,041	1,017,543
Prothena Corp. PLC (b)	14,435	178,633
PTC Therapeutics, Inc. (b)	26,614	1,356,249
Puma Biotechnology, Inc. (b)	16,299	48,245
Security Description	Shares	Value
Biotechnology—(Continued)
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	90,069	$476,465
REGENXBIO, Inc. (b)	15,149	108,315
Relay Therapeutics, Inc. (b)	43,536	114,064
Replimune Group, Inc. (b)	24,391	237,812
Revolution Medicines, Inc. (b)	59,281	2,096,176
Rhythm Pharmaceuticals, Inc. (b)	19,681	1,042,503
Rigel Pharmaceuticals, Inc. (b)	7,690	138,343
Rocket Pharmaceuticals, Inc. (a) (b)	27,551	183,765
Sage Therapeutics, Inc. (a) (b)	17,540	139,443
Sana Biotechnology, Inc. (a) (b)	48,974	82,276
Savara, Inc. (a) (b)	22,528	62,403
Scholar Rock Holding Corp. (a) (b)	27,644	888,755
Soleno Therapeutics, Inc. (b)	9,205	657,697
SpringWorks Therapeutics, Inc. (b)	24,748	1,092,129
Spyre Therapeutics, Inc. (b)	14,258	230,053
Stoke Therapeutics, Inc. (b)	11,723	77,958
Summit Therapeutics, Inc. (a) (b)	32,957	635,741
Syndax Pharmaceuticals, Inc. (b)	29,756	365,552
Taysha Gene Therapies, Inc. (a) (b)	64,947	90,276
TG Therapeutics, Inc. (b)	48,840	1,925,761
Tourmaline Bio, Inc. (b)	7,824	119,003
Travere Therapeutics, Inc. (a) (b)	29,612	530,647
Twist Bioscience Corp. (b)	20,714	813,232
Tyra Biosciences, Inc. (a) (b)	6,878	63,965
Upstream Bio, Inc. (b)	6,536	40,000
UroGen Pharma Ltd. (a) (b)	14,018	155,039
Vanda Pharmaceuticals, Inc. (b)	18,910	86,797
Vaxcyte, Inc. (a) (b)	43,396	1,638,633
Vera Therapeutics, Inc. (b)	15,877	381,366
Veracyte, Inc. (a) (b)	27,635	819,378
Verastem, Inc. (a) (b)	15,307	92,301
Vericel Corp. (b)	17,434	777,905
Verve Therapeutics, Inc. (b)	23,979	109,584
Vir Biotechnology, Inc. (b)	32,843	212,823
Viridian Therapeutics, Inc. (a) (b)	26,239	353,702
Voyager Therapeutics, Inc. (a) (b)	15,233	51,488
Xencor, Inc. (b)	24,133	256,775
XOMA Royalty Corp. (b)	2,528	50,383
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	56,784
Zenas Biopharma, Inc. (a) (b)	6,057	47,850
Zymeworks, Inc. (a) (b)	20,433	243,357
		67,492,990
Broadline Retail — 0.0%
Groupon, Inc. (a) (b)	7,516	141,076
Savers Value Village, Inc. (a) (b)	8,917	61,527
		202,603
Building Products — 1.3%
AAON, Inc.	1	78
American Woodmark Corp. (b)	5,606	329,801
Apogee Enterprises, Inc.	7,864	364,339
AZZ, Inc.	10,532	880,581
CSW Industrials, Inc.	5,934	1,729,880
Gibraltar Industries, Inc. (b)	10,991	644,732
Griffon Corp.	13,494	964,821
BHFTII-193

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Building Products—(Continued)
Insteel Industries, Inc.	6,808	$179,050
Janus International Group, Inc. (a) (b)	51,598	371,506
JELD-WEN Holding, Inc. (b)	24,064	143,662
Masterbrand, Inc. (b)	45,688	596,685
Quanex Building Products Corp. (a)	15,958	296,659
Resideo Technologies, Inc. (b)	52,355	926,683
Tecnoglass, Inc. (a)	8,114	580,557
UFP Industries, Inc.	20,869	2,233,818
Zurn Elkay Water Solutions Corp. (a)	50,337	1,660,114
		11,902,966
Capital Markets — 1.7%
Acadian Asset Management, Inc.	9,935	256,919
Artisan Partners Asset Management, Inc. - Class A	22,569	882,448
BGC Group, Inc. - Class A	124,087	1,137,878
Cohen & Steers, Inc. (a)	9,853	790,703
Diamond Hill Investment Group, Inc.	813	116,129
DigitalBridge Group, Inc.	52,436	462,486
Donnelley Financial Solutions, Inc. (b)	9,814	428,970
GCM Grosvenor, Inc. - Class A (a)	15,754	208,425
Hamilton Lane, Inc. - Class A (a)	13,750	2,044,212
Moelis & Co. - Class A	24,589	1,435,014
Open Lending Corp. (b)	41,678	115,031
P10, Inc. - Class A	14,767	173,512
Patria Investments Ltd. - Class A (a)	22,588	255,019
Perella Weinberg Partners	19,040	350,336
Piper Sandler Cos.	6,048	1,497,848
PJT Partners, Inc. - Class A	8,142	1,122,619
Silvercrest Asset Management Group, Inc. - Class A	3,311	54,168
StepStone Group, Inc. - Class A	23,394	1,221,869
StoneX Group, Inc. (b)	14,719	1,124,237
Victory Capital Holdings, Inc. - Class A	14,804	856,707
Virtus Investment Partners, Inc.	2,425	417,973
WisdomTree, Inc. (a)	45,118	402,453
		15,354,956
Chemicals — 1.5%
AdvanSix, Inc.	9,088	205,843
Arq, Inc. (b)	253	1,055
ASP Isotopes, Inc. (a) (b)	17,899	83,946
Aspen Aerogels, Inc. (a) (b)	21,086	134,740
Avient Corp.	32,380	1,203,241
Balchem Corp.	11,300	1,875,800
Cabot Corp.	18,392	1,529,111
Ecovyst, Inc. (b)	35,483	219,995
Hawkins, Inc. (a)	6,945	735,614
HB Fuller Co.	19,637	1,102,029
Ingevity Corp. (b)	13,100	518,629
Innospec, Inc.	8,947	847,728
Intrepid Potash, Inc. (b)	3,574	105,040
Koppers Holdings, Inc.	6,695	187,460
Kronos Worldwide, Inc. (a)	7,014	52,465
LSB Industries, Inc. (a) (b)	16,416	108,181
Mativ Holdings, Inc.	14,653	91,288
Minerals Technologies, Inc.	11,532	733,089
Orion SA	20,785	268,750
Security Description	Shares	Value
Chemicals—(Continued)
Perimeter Solutions, Inc. (b)	48,344	$486,824
PureCycle Technologies, Inc. (a) (b)	44,621	308,777
Quaker Chemical Corp.	5,024	621,017
Rayonier Advanced Materials, Inc. (b)	18,724	107,663
Sensient Technologies Corp.	15,118	1,125,233
Stepan Co.	7,686	423,037
Tronox Holdings PLC	42,778	301,157
		13,377,712
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	21,729	1,029,086
ACCO Brands Corp.	24,444	102,420
ACV Auctions, Inc. - Class A (b)	53,220	749,870
BrightView Holdings, Inc. (b)	20,967	269,216
Brink's Co.	15,575	1,341,942
Casella Waste Systems, Inc. - Class A (a) (b)	21,722	2,422,220
CECO Environmental Corp. (a) (b)	10,050	229,140
Cimpress PLC (a) (b)	6,216	281,150
CoreCivic, Inc. (b)	39,531	802,084
Deluxe Corp. (a)	15,950	252,170
Driven Brands Holdings, Inc. (b)	21,813	373,875
Ennis, Inc. (a)	9,227	185,370
Enviri Corp. (b)	22,340	148,561
GEO Group, Inc. (b)	44,504	1,299,962
Healthcare Services Group, Inc. (b)	26,817	270,315
HNI Corp.	16,855	747,519
Interface, Inc. (a)	20,639	409,478
Liquidity Services, Inc. (b)	7,856	243,615
Matthews International Corp. - Class A	10,243	227,804
MillerKnoll, Inc.	25,069	479,821
Montrose Environmental Group, Inc. (a) (b)	13,039	185,936
OPENLANE, Inc. (a) (b)	38,558	743,398
Perma-Fix Environmental Services, Inc. (a) (b)	4,250	30,898
Pitney Bowes, Inc.	57,798	523,072
Pursuit Attractions & Hospitality, Inc. (a) (b)	7,380	261,178
Quad/Graphics, Inc.	3,624	19,751
Steelcase, Inc. - Class A	33,320	365,187
UniFirst Corp.	5,184	902,016
VSE Corp. (a)	6,273	752,697
		15,649,751
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. (b)	28,415	247,779
Applied Optoelectronics, Inc. (a) (b)	14,529	223,020
Aviat Networks, Inc. (b)	3,608	69,165
Calix, Inc. (b)	21,092	747,501
Clearfield, Inc. (a) (b)	4,399	130,738
CommScope Holding Co., Inc. (b)	68,095	361,585
Digi International, Inc. (b)	12,841	357,365
Extreme Networks, Inc. (b)	45,069	596,263
Harmonic, Inc. (b)	39,676	380,493
NETGEAR, Inc. (b)	9,591	234,596
NetScout Systems, Inc. (b)	24,843	521,951
Ribbon Communications, Inc. (b)	22,480	88,122
Viasat, Inc. (b)	39,996	416,758
BHFTII-194

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Viavi Solutions, Inc. (b)	75,170	$841,152
		5,216,488
Construction & Engineering — 1.4%
Ameresco, Inc. - Class A (b)	12,640	152,691
Arcosa, Inc.	16,843	1,298,932
Argan, Inc.	4,451	583,838
Bowman Consulting Group Ltd. (b)	4,468	97,536
Centuri Holdings, Inc. (b)	6,335	103,831
Concrete Pumping Holdings, Inc.	8,837	48,250
Construction Partners, Inc. - Class A (a) (b)	16,156	1,161,132
Dycom Industries, Inc. (b)	9,906	1,509,080
Fluor Corp. (b)	60,192	2,156,077
Granite Construction, Inc.	15,215	1,147,211
Great Lakes Dredge & Dock Corp. (b)	23,814	207,182
IES Holdings, Inc. (b)	2,953	487,570
Limbach Holdings, Inc. (b)	3,683	274,273
Matrix Service Co. (b)	8,744	108,688
MYR Group, Inc. (b)	5,575	630,477
Northwest Pipe Co. (b)	3,497	144,426
Orion Group Holdings, Inc. (b)	11,446	59,863
Primoris Services Corp.	18,484	1,061,166
Sterling Infrastructure, Inc. (b)	10,562	1,195,724
Tutor Perini Corp. (b)	15,079	349,531
		12,777,478
Construction Materials — 0.2%
Knife River Corp. (b)	19,893	1,794,548
Smith-Midland Corp. (a) (b)	1,615	50,178
U.S. Lime & Minerals, Inc.	3,788	334,783
		2,179,509
Consumer Finance — 0.9%
Atlanticus Holdings Corp. (b)	1,823	93,246
Bread Financial Holdings, Inc.	17,815	892,175
Dave, Inc. (b)	2,684	221,859
Encore Capital Group, Inc. (b)	8,413	288,398
Enova International, Inc. (b)	9,133	881,883
FirstCash Holdings, Inc.	13,424	1,615,176
Green Dot Corp. - Class A (b)	17,843	150,595
LendingClub Corp. (b)	39,181	404,348
LendingTree, Inc. (b)	3,468	174,336
Medallion Financial Corp.	6,851	59,672
Moneylion, Inc. (b)	3,449	298,373
Navient Corp. (a)	28,359	358,174
Nelnet, Inc. - Class A (a)	5,100	565,743
NerdWallet, Inc. - Class A (b)	14,569	131,850
OppFi, Inc. (a)	7,556	70,271
PRA Group, Inc. (b)	13,018	268,431
PROG Holdings, Inc.	14,927	397,058
Regional Management Corp.	3,196	96,232
Upstart Holdings, Inc. (b)	27,642	1,272,361
World Acceptance Corp. (b)	1,225	155,024
		8,395,205
Security Description	Shares	Value
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	11,772	$505,372
Chefs' Warehouse, Inc. (a) (b)	12,623	687,449
Guardian Pharmacy Services, Inc. - Class A (a) (b)	3,324	70,668
HF Foods Group, Inc. (b)	2,971	14,558
Ingles Markets, Inc. - Class A (a)	5,247	341,737
Natural Grocers by Vitamin Cottage, Inc.	3,115	125,223
PriceSmart, Inc. (a)	9,003	790,913
SpartanNash Co.	12,311	249,421
Sprouts Farmers Market, Inc. (b)	35,165	5,367,586
United Natural Foods, Inc. (b)	21,211	580,969
Village Super Market, Inc. - Class A	2,910	110,609
Weis Markets, Inc.	5,951	458,525
		9,303,030
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA (a)	47,267	142,746
Greif, Inc. - Class A	8,967	493,095
Greif, Inc. - Class B	1,893	112,217
Myers Industries, Inc.	11,721	139,832
O-I Glass, Inc. (b)	55,683	638,684
Pactiv Evergreen, Inc.	13,836	249,187
Ranpak Holdings Corp. (a) (b)	15,829	85,793
TriMas Corp.	14,626	342,687
		2,204,241
Distributors — 0.0%
A-Mark Precious Metals, Inc.	7,323	185,784
GigaCloud Technology, Inc. - Class A (a) (b)	9,858	139,984
Weyco Group, Inc.	2,058	62,728
		388,496
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. (b)	13,006	1,308,924
American Public Education, Inc. (a) (b)	5,187	115,774
Carriage Services, Inc.	4,959	192,161
Coursera, Inc. (a) (b)	50,087	333,580
European Wax Center, Inc. - Class A (b)	11,678	46,128
Frontdoor, Inc. (b)	27,278	1,048,021
Graham Holdings Co. - Class B	1,113	1,069,437
KinderCare Learning Cos., Inc. (a) (b)	10,226	118,519
Laureate Education, Inc. (b)	45,530	931,089
Lincoln Educational Services Corp. (b)	9,521	151,098
Mister Car Wash, Inc. (b)	34,269	270,382
OneSpaWorld Holdings Ltd.	36,090	605,951
Perdoceo Education Corp.	23,545	592,863
Strategic Education, Inc.	7,972	669,329
Stride, Inc. (b)	14,880	1,882,320
Udemy, Inc. (b)	35,012	271,693
Universal Technical Institute, Inc. (b)	16,362	420,176
		10,027,445
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	26,116	449,979
Alpine Income Property Trust, Inc.	4,463	74,621
American Assets Trust, Inc.	17,197	346,348
BHFTII-195

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Armada Hoffler Properties, Inc.	26,257	$197,190
Broadstone Net Lease, Inc.	67,841	1,156,011
CTO Realty Growth, Inc.	10,464	202,060
Empire State Realty Trust, Inc. - Class A	48,092	376,079
Essential Properties Realty Trust, Inc.	61,243	1,998,971
Gladstone Commercial Corp.	16,206	242,766
Global Net Lease, Inc. (a)	66,594	535,416
NexPoint Diversified Real Estate Trust	12,598	48,250
One Liberty Properties, Inc.	5,452	143,224
		5,770,915
Diversified Telecommunication Services — 0.6%
Anterix, Inc. (b)	3,167	115,912
AST SpaceMobile, Inc. (a) (b)	48,177	1,095,545
ATN International, Inc.	3,399	69,034
Bandwidth, Inc. - Class A (a) (b)	8,108	106,215
Cogent Communications Holdings, Inc. (a)	15,771	966,920
Globalstar, Inc. (a) (b)	17,442	363,840
IDT Corp. - Class B	5,540	284,257
Liberty Latin America Ltd. - Class A (b)	10,944	69,275
Liberty Latin America Ltd. - Class C (b)	40,452	251,207
Lumen Technologies, Inc. (b)	353,240	1,384,701
Shenandoah Telecommunications Co.	17,519	220,214
		4,927,120
Electric Utilities — 0.9%
ALLETE, Inc.	20,140	1,323,198
Genie Energy Ltd. - Class B	4,094	61,615
Hawaiian Electric Industries, Inc. (b)	59,386	650,277
MGE Energy, Inc. (a)	13,054	1,213,500
Otter Tail Corp. (a)	14,307	1,149,853
Portland General Electric Co.	36,388	1,622,905
TXNM Energy, Inc.	31,424	1,680,555
		7,701,903
Electrical Equipment — 1.1%
Allient, Inc.	4,654	102,295
American Superconductor Corp. (a) (b)	12,564	227,911
Array Technologies, Inc. (b)	55,593	270,738
Atkore, Inc. (a)	11,923	715,261
Bloom Energy Corp. - Class A (a) (b)	71,246	1,400,696
ChargePoint Holdings, Inc. (a) (b)	108,248	65,490
EnerSys	13,777	1,261,698
Enovix Corp. (a) (b)	59,102	433,809
Fluence Energy, Inc. (a) (b)	22,066	107,020
GrafTech International Ltd. (b)	93,701	81,932
Hyliion Holdings Corp. (b)	50,455	70,637
LSI Industries, Inc.	10,178	173,026
NANO Nuclear Energy, Inc. (a) (b)	8,763	231,869
NEXTracker, Inc. - Class A (b)	50,462	2,126,469
NuScale Power Corp. (a) (b)	31,902	451,732
Plug Power, Inc. (a) (b)	257,332	347,398
Powell Industries, Inc. (a)	3,353	571,117
Preformed Line Products Co.	876	122,719
Shoals Technologies Group, Inc. - Class A (b)	49,692	164,977
Sunrun, Inc. (b)	78,401	459,430
Security Description	Shares	Value
Electrical Equipment—(Continued)
T1 Energy, Inc. (a) (b)	14,983	$18,879
Thermon Group Holdings, Inc. (b)	12,017	334,673
Vicor Corp. (b)	8,203	383,736
		10,123,512
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	13,000	1,239,030
Arlo Technologies, Inc. (a) (b)	34,212	337,672
Badger Meter, Inc.	10,267	1,953,297
Bel Fuse, Inc. - Class A	619	44,605
Bel Fuse, Inc. - Class B	3,517	263,283
Belden, Inc.	14,106	1,414,127
Benchmark Electronics, Inc.	12,810	487,164
Climb Global Solutions, Inc.	1,406	155,729
CTS Corp.	10,806	448,989
Daktronics, Inc. (a) (b)	12,158	148,084
ePlus, Inc. (a) (b)	9,438	576,001
Evolv Technologies Holdings, Inc. (a) (b)	59,726	186,345
Fabrinet (b)	12,730	2,514,302
FARO Technologies, Inc. (a) (b)	6,602	180,235
Insight Enterprises, Inc. (b) (c)	9,399	1,409,756
Itron, Inc. (b)	16,017	1,677,941
Kimball Electronics, Inc. (b)	10,416	171,343
Knowles Corp. (b)	31,227	474,650
Lightwave Logic, Inc. (a) (b)	39,253	40,234
Methode Electronics, Inc.	11,132	71,022
MicroVision, Inc. (a) (b)	74,360	92,206
Mirion Technologies, Inc. (b)	73,646	1,067,867
Napco Security Technologies, Inc. (a)	12,668	291,617
nLight, Inc. (b)	14,513	112,766
Novanta, Inc. (b)	12,526	1,601,700
OSI Systems, Inc. (a) (b)	5,537	1,076,061
Ouster, Inc. (b)	17,035	152,974
PAR Technology Corp. (a) (b)	11,966	733,994
PC Connection, Inc.	4,171	260,354
Plexus Corp. (b) (c)	9,444	1,210,060
Powerfleet, Inc. NJ (b)	34,098	187,198
Richardson Electronics Ltd.	3,978	44,395
Rogers Corp. (b)	6,739	455,085
Sanmina Corp. (b)	18,690	1,423,804
ScanSource, Inc. (b)	8,822	300,036
SmartRent, Inc. (a) (b)	69,027	83,523
TTM Technologies, Inc. (b)	36,203	742,524
Vishay Intertechnology, Inc. (a)	42,808	680,647
Vishay Precision Group, Inc. (b)	4,194	101,034
		24,411,654
Energy Equipment & Services — 2.0%
Archrock, Inc.	58,165	1,526,250
Aris Water Solutions, Inc. - Class A	10,439	334,466
Atlas Energy Solutions, Inc. (a)	26,294	469,085
Borr Drilling Ltd. (b)	86,344	189,093
Bristow Group, Inc. (b)	8,844	279,294
Cactus, Inc. - Class A	23,468	1,075,538
ChampionX Corp.	66,619	1,985,246
Core Laboratories, Inc. (a)	18,132	271,799
BHFTII-196

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
DMC Global, Inc. (a) (b)	7,043	$59,302
Expro Group Holdings NV (b)	34,031	338,268
Flowco Holdings, Inc. - Class A (b)	7,113	182,448
Forum Energy Technologies, Inc. (b)	3,314	66,645
Helix Energy Solutions Group, Inc. (b)	51,731	429,885
Helmerich & Payne, Inc. (a)	34,642	904,849
Innovex International, Inc. (a) (b)	11,785	211,659
Kodiak Gas Services, Inc.	15,892	592,772
Liberty Energy, Inc.	57,874	916,145
Nabors Industries Ltd. (b)	3,057	127,507
Natural Gas Services Group, Inc. (b)	3,564	78,301
Noble Corp. PLC (a)	46,645	1,105,486
NPK International, Inc. (b)	26,175	152,077
Oceaneering International, Inc. (a) (b)	36,233	790,242
Oil States International, Inc. (b)	14,362	73,964
Patterson-UTI Energy, Inc.	134,324	1,104,143
ProFrac Holding Corp. - Class A (b)	8,200	62,238
ProPetro Holding Corp. (b)	31,801	233,737
Ranger Energy Services, Inc. - Class A	5,274	74,838
RPC, Inc.	30,733	169,031
SEACOR Marine Holdings, Inc. (a) (b)	8,136	41,168
Seadrill Ltd. (a) (b)	22,951	573,775
Select Water Solutions, Inc.	32,782	344,211
Solaris Energy Infrastructure, Inc.	10,771	234,377
TETRA Technologies, Inc. (b)	32,746	110,027
Tidewater, Inc. (b)	17,489	739,260
Transocean Ltd. (a) (b)	254,981	808,290
Valaris Ltd. (a) (b)	22,583	886,609
		17,542,025
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (b)	142,033	407,635
Atlanta Braves Holdings, Inc. - Class A (a) (b)	3,713	162,889
Atlanta Braves Holdings, Inc. - Class C (b)	18,018	720,900
Cinemark Holdings, Inc. (a)	39,572	984,947
Eventbrite, Inc. - Class A (b)	28,299	59,711
IMAX Corp. (a) (b)	15,451	407,134
Lions Gate Entertainment Corp. - Class A (b)	21,655	191,647
Lions Gate Entertainment Corp. - Class B (b)	39,887	315,905
Madison Square Garden Entertainment Corp. (b)	14,161	463,631
Marcus Corp.	7,922	132,218
Reservoir Media, Inc. (b)	7,562	57,698
Sphere Entertainment Co. (b)	10,327	337,899
Vivid Seats, Inc. - Class A (a) (b)	26,185	77,508
		4,319,722
Financial Services — 2.7%
Acacia Research Corp. (a) (b)	1,578	5,050
Alerus Financial Corp.	7,660	141,404
AvidXchange Holdings, Inc. (b)	62,734	531,984
Banco Latinoamericano de Comercio Exterior SA	9,833	359,888
Burford Capital Ltd. (a)	72,126	952,784
Cannae Holdings, Inc.	20,223	370,688
Cantaloupe, Inc. (b)	15,465	121,709
Cass Information Systems, Inc.	4,551	196,831
Compass Diversified Holdings	24,104	450,022
Security Description	Shares	Value
Financial Services—(Continued)
Enact Holdings, Inc.	10,641	$369,775
Essent Group Ltd.	36,426	2,102,509
EVERTEC, Inc.	21,948	807,028
Federal Agricultural Mortgage Corp. - Class C (a)	3,279	614,845
Flywire Corp. (b)	43,468	412,946
HA Sustainable Infrastructure Capital, Inc. (a)	41,034	1,199,834
International Money Express, Inc. (b)	11,455	144,562
Jackson Financial, Inc. - Class A	25,595	2,144,349
Marqeta, Inc. - Class A (b)	168,323	693,491
Merchants Bancorp	6,508	240,796
Mr. Cooper Group, Inc. (b)	21,935	2,623,426
NCR Atleos Corp. (b)	26,007	686,065
NewtekOne, Inc.	8,049	96,266
NMI Holdings, Inc. (b)	28,107	1,013,257
Onity Group, Inc. (b)	2,204	71,233
Pagseguro Digital Ltd. - Class A (b)	68,272	520,915
Payoneer Global, Inc. (b)	95,399	697,367
Paysafe Ltd. (a) (b)	11,871	186,256
PennyMac Financial Services, Inc.	9,154	916,407
Priority Technology Holdings, Inc. (a) (b)	6,664	45,415
Radian Group, Inc.	52,003	1,719,739
Remitly Global, Inc. (b)	52,911	1,100,549
Repay Holdings Corp. (a) (b)	22,272	124,055
Sezzle, Inc. (a) (b)	4,890	170,612
StoneCo Ltd. - Class A (b)	102,623	1,075,489
Velocity Financial, Inc. (b)	2,976	55,681
Walker & Dunlop, Inc.	11,011	939,899
Waterstone Financial, Inc.	5,854	78,736
		23,981,862
Food Products — 0.9%
Alico, Inc. (a)	2,158	64,395
B&G Foods, Inc.	22,250	152,858
Beyond Meat, Inc. (a) (b)	21,534	65,679
Calavo Growers, Inc.	5,820	139,622
Cal-Maine Foods, Inc. (a)	14,262	1,296,416
Dole PLC	27,248	393,734
Fresh Del Monte Produce, Inc.	12,227	376,958
Hain Celestial Group, Inc. (b)	21,093	87,536
J&J Snack Foods Corp. (a)	5,485	722,484
J.M. Smucker Co.	1	118
John B Sanfilippo & Son, Inc.	3,070	217,540
Lancaster Colony Corp.	6,777	1,185,975
Limoneira Co.	5,916	104,832
Mama's Creations, Inc. (a) (b)	11,318	73,680
Mission Produce, Inc. (b)	15,099	158,238
Seneca Foods Corp. - Class A (b)	1,733	154,306
Simply Good Foods Co. (b)	32,770	1,130,237
SunOpta, Inc. (a) (b)	34,321	166,800
TreeHouse Foods, Inc. (b)	17,238	466,977
Utz Brands, Inc.	23,624	332,626
Vital Farms, Inc. (a) (b)	11,802	359,607
Westrock Coffee Co. (a) (b)	16,741	120,870
WK Kellogg Co. (a)	23,808	474,493
		8,245,981
BHFTII-197

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. - Class A (a)	41,747	$1,510,824
Chesapeake Utilities Corp.	7,919	1,017,037
New Jersey Resources Corp.	35,175	1,725,685
Northwest Natural Holding Co. (a)	13,594	580,736
ONE Gas, Inc. (a)	19,585	1,480,430
RGC Resources, Inc. (a)	2,683	55,994
Southwest Gas Holdings, Inc.	21,126	1,516,847
Spire, Inc.	19,787	1,548,333
		9,435,886
Ground Transportation — 0.4%
ArcBest Corp. (a)	8,448	596,260
Covenant Logistics Group, Inc.	6,288	139,593
FTAI Infrastructure, Inc. (a)	40,293	182,527
Heartland Express, Inc.	16,903	155,846
Hertz Global Holdings, Inc. (a) (b)	32,566	128,310
Marten Transport Ltd.	20,940	287,297
Proficient Auto Logistics, Inc. (a) (b)	8,032	67,228
RXO, Inc. (b)	56,838	1,085,606
Universal Logistics Holdings, Inc. (a)	2,513	65,941
Werner Enterprises, Inc.	22,137	648,614
		3,357,222
Health Care Equipment & Supplies — 2.7%
Accuray, Inc. (b)	13,925	24,926
Alphatec Holdings, Inc. (a) (b)	37,276	377,979
AngioDynamics, Inc. (b)	12,461	117,009
Artivion, Inc. (a) (b)	14,401	353,977
AtriCure, Inc. (b)	17,092	551,388
Avanos Medical, Inc. (b)	15,903	227,890
Axogen, Inc. (b)	15,599	288,582
Beta Bionics, Inc. (b)	5,029	61,555
Bioventus, Inc. - Class A (a) (b)	12,949	118,483
Ceribell, Inc. (b)	4,590	88,174
Cerus Corp. (b)	66,554	92,510
CONMED Corp. (a)	11,116	671,295
CVRx, Inc. (a) (b)	5,164	63,156
Embecta Corp.	20,868	266,067
Glaukos Corp. (b)	17,118	1,684,754
Haemonetics Corp. (b)	17,347	1,102,402
ICU Medical, Inc. (b)	7,704	1,069,777
Inmode Ltd. (a) (b)	23,250	412,455
Inogen, Inc. (b)	7,678	54,744
Integer Holdings Corp. (a) (b)	11,970	1,412,580
Integra LifeSciences Holdings Corp. (a) (b)	24,445	537,546
iRadimed Corp.	2,985	156,653
iRhythm Technologies, Inc. (a) (b)	11,260	1,178,697
Lantheus Holdings, Inc. (b)	24,080	2,350,208
LeMaitre Vascular, Inc.	7,309	613,225
LivaNova PLC (b)	19,622	770,752
Merit Medical Systems, Inc. (b)	20,020	2,116,314
Neogen Corp. (a) (b)	78,441	680,083
NeuroPace, Inc. (b)	5,453	67,017
Nevro Corp. (b)	13,777	80,458
Novocure Ltd. (b)	38,427	684,769
Omnicell, Inc. (b)	16,453	575,197
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
OraSure Technologies, Inc. (b)	29,707	$100,113
Orthofix Medical, Inc. (b)	12,079	197,008
OrthoPediatrics Corp. (b)	5,617	138,347
Paragon 28, Inc. (b)	15,954	208,359
PROCEPT BioRobotics Corp. (b)	15,885	925,460
Pulmonx Corp. (a) (b)	12,235	82,342
Pulse Biosciences, Inc. (a) (b)	5,792	93,193
RxSight, Inc. (b)	12,974	327,593
Sanara Medtech, Inc. (b)	1,604	49,515
Semler Scientific, Inc. (b)	2,514	91,007
SI-BONE, Inc. (a) (b)	14,641	205,413
STAAR Surgical Co. (a) (b)	17,911	315,771
Surmodics, Inc. (b)	4,747	144,926
Tactile Systems Technology, Inc. (b)	7,825	103,447
Tandem Diabetes Care, Inc. (b)	23,352	447,424
TransMedics Group, Inc. (a) (b)	11,554	777,353
Treace Medical Concepts, Inc. (b)	16,496	138,401
UFP Technologies, Inc. (a) (b)	2,609	526,261
Utah Medical Products, Inc.	1,293	72,460
Varex Imaging Corp. (b)	14,212	164,859
Zimvie, Inc. (b)	9,020	97,416
		24,057,290
Health Care Providers & Services — 3.0%
Accolade, Inc. (b)	24,410	170,382
AdaptHealth Corp. (b)	36,987	400,939
Addus HomeCare Corp. (b)	6,280	621,029
agilon health, Inc. (b)	113,767	492,611
Alignment Healthcare, Inc. (b)	36,308	676,055
AMN Healthcare Services, Inc. (b)	13,777	336,985
Ardent Health Partners, Inc. (b)	8,785	120,794
Astrana Health, Inc. (b)	15,551	482,236
Aveanna Healthcare Holdings, Inc. (b)	18,054	97,853
BrightSpring Health Services, Inc. (a) (b)	19,588	354,347
Brookdale Senior Living, Inc. (b)	69,531	435,264
Castle Biosciences, Inc. (b)	9,449	189,169
Community Health Systems, Inc. (b)	37,274	100,640
Concentra Group Holdings Parent, Inc.	38,707	839,942
CorVel Corp. (a) (b)	9,564	1,070,881
Cross Country Healthcare, Inc. (b)	10,985	163,567
DocGo, Inc. (a) (b)	18,721	49,423
Enhabit, Inc. (b)	17,210	151,276
Ensign Group, Inc.	19,407	2,511,266
Fulgent Genetics, Inc. (a) (b)	7,417	125,347
GeneDx Holdings Corp. (b)	4,565	404,299
Guardant Health, Inc. (b)	42,400	1,806,240
HealthEquity, Inc. (b)	30,342	2,681,323
Hims & Hers Health, Inc. (a) (b)	68,144	2,013,655
Joint Corp. (b)	4,230	52,833
LifeStance Health Group, Inc. (b)	50,728	337,848
Nano-X Imaging Ltd. (a) (b)	18,265	91,234
National HealthCare Corp. (a)	4,513	418,806
National Research Corp.	7,192	92,058
NeoGenomics, Inc. (b)	45,981	436,360
OPKO Health, Inc. (a) (b)	96,385	159,999
Option Care Health, Inc. (b)	60,020	2,097,699
BHFTII-198

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Owens & Minor, Inc. (a) (b)	27,444	$247,819
PACS Group, Inc. (b)	14,493	162,901
Patterson Cos., Inc.	28,461	889,122
Pediatrix Medical Group, Inc. (b)	32,360	468,896
Pennant Group, Inc. (b)	11,790	296,518
Performant Healthcare, Inc. (b)	25,910	76,694
Privia Health Group, Inc. (a) (b)	36,785	825,823
Progyny, Inc. (a) (b)	26,356	588,793
RadNet, Inc. (b)	23,722	1,179,458
Select Medical Holdings Corp.	38,874	649,196
Surgery Partners, Inc. (a) (b)	27,716	658,255
Talkspace, Inc. (a) (b)	30,213	77,345
U.S. Physical Therapy, Inc.	5,410	391,468
Viemed Healthcare, Inc. (b)	11,496	83,691
		26,578,339
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	54,179	1,641,624
CareTrust REIT, Inc.	65,947	1,884,765
Community Healthcare Trust, Inc.	8,914	161,878
Diversified Healthcare Trust (a)	76,563	183,751
Global Medical REIT, Inc.	19,826	173,478
LTC Properties, Inc. (a)	15,404	546,072
National Health Investors, Inc.	15,287	1,129,098
Sabra Health Care REIT, Inc.	82,874	1,447,809
Universal Health Realty Income Trust	4,263	174,612
		7,343,087
Health Care Technology — 0.4%
Definitive Healthcare Corp. (a) (b)	2,648	7,653
Evolent Health, Inc. - Class A (b)	41,785	395,704
Health Catalyst, Inc. (b)	11,656	52,802
HealthStream, Inc. (a)	8,897	286,305
LifeMD, Inc. (b)	11,910	64,790
OptimizeRx Corp. (a) (b)	6,836	59,200
Phreesia, Inc. (a) (b)	20,093	513,577
Schrodinger, Inc. (b)	19,989	394,583
Simulations Plus, Inc.	5,451	133,658
Teladoc Health, Inc. (b)	61,440	489,062
Waystar Holding Corp. (b)	27,663	1,033,490
		3,430,824
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. (a)	81,653	1,054,140
Braemar Hotels & Resorts, Inc.	23,321	58,069
Chatham Lodging Trust	15,745	112,262
DiamondRock Hospitality Co.	70,021	540,562
Pebblebrook Hotel Trust	42,835	433,919
RLJ Lodging Trust (a)	49,810	393,001
Ryman Hospitality Properties, Inc. (a)	20,473	1,872,051
Service Properties Trust (a)	57,887	151,085
Summit Hotel Properties, Inc.	30,161	163,171
Sunstone Hotel Investors, Inc.	68,509	644,670
Xenia Hotels & Resorts, Inc.	36,574	430,110
		5,853,040
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. (b)	18,728	$185,782
Biglari Holdings, Inc. - Class B (b)	274	59,332
BJ's Restaurants, Inc. (b)	6,303	215,941
Bloomin' Brands, Inc.	23,131	165,849
Brinker International, Inc. (b)	15,397	2,294,923
Cheesecake Factory, Inc. (a)	17,333	843,424
Cracker Barrel Old Country Store, Inc. (a)	7,974	309,551
Dave & Buster's Entertainment, Inc. (a) (b)	12,416	218,149
Denny's Corp. (b)	7,730	28,369
Despegar.com Corp. (b)	25,052	470,727
Dine Brands Global, Inc. (a)	5,258	122,354
El Pollo Loco Holdings, Inc. (b)	8,952	92,206
Everi Holdings, Inc. (b)	28,422	388,529
First Watch Restaurant Group, Inc. (a) (b)	12,942	215,484
Full House Resorts, Inc. (b)	12,516	52,317
Global Business Travel Group I (a) (b)	45,565	330,802
Golden Entertainment, Inc.	7,102	187,422
Hilton Grand Vacations, Inc. (a) (b)	24,093	901,319
Inspired Entertainment, Inc. (a) (b)	7,099	60,625
International Game Technology PLC	40,851	664,237
Jack in the Box, Inc. (a)	6,468	175,865
Krispy Kreme, Inc. (a)	29,632	145,789
Kura Sushi USA, Inc. - Class A (b)	2,410	123,392
Life Time Group Holdings, Inc. (b)	29,417	888,393
Lindblad Expeditions Holdings, Inc. (b)	14,883	137,965
Monarch Casino & Resort, Inc.	4,396	341,789
Nathan's Famous, Inc.	956	92,135
Papa John's International, Inc. (a)	11,956	491,152
PlayAGS, Inc. (b)	16,370	198,241
Portillo's, Inc. - Class A (a) (b)	22,650	269,308
Potbelly Corp. (a) (b)	9,106	86,598
RCI Hospitality Holdings, Inc.	2,918	125,299
Red Rock Resorts, Inc. - Class A	17,654	765,654
Rush Street Interactive, Inc. (b)	27,647	296,376
Sabre Corp. (b)	122,511	344,256
Shake Shack, Inc. - Class A (b)	13,150	1,159,435
Six Flags Entertainment Corp. (a)	33,334	1,189,024
Super Group SGHC Ltd.	54,629	351,811
Sweetgreen, Inc. - Class A (a) (b)	35,483	887,785
Target Hospitality Corp. (a) (b)	10,651	70,084
United Parks & Resorts, Inc. (b)	10,755	488,922
Xponential Fitness, Inc. - Class A (b)	8,434	70,255
		16,506,870
Household Durables — 1.9%
Beazer Homes USA, Inc. (b)	10,688	217,928
Cavco Industries, Inc. (b)	2,811	1,460,680
Century Communities, Inc.	10,030	673,013
Champion Homes, Inc. (b)	18,750	1,776,750
Cricut, Inc. - Class A (a)	15,768	81,205
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	230,202
Ethan Allen Interiors, Inc.	7,632	211,406
Flexsteel Industries, Inc. (a)	1,547	56,481
Green Brick Partners, Inc. (b)	11,172	651,439
Hamilton Beach Brands Holding Co. - Class A	2,859	55,550
Helen of Troy Ltd. (b)	8,216	439,474
BHFTII-199

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Hovnanian Enterprises, Inc. - Class A (b)	1,795	$187,955
Installed Building Products, Inc. (a)	8,294	1,422,089
KB Home (a)	22,371	1,300,203
Landsea Homes Corp. (b)	10,898	69,965
La-Z-Boy, Inc. (a)	15,201	594,207
Legacy Housing Corp. (a) (b)	4,120	103,906
LGI Homes, Inc. (b)	7,499	498,459
Lovesac Co. (a) (b)	5,942	108,026
M/I Homes, Inc. (b)	9,181	1,048,287
Meritage Homes Corp. (c)	25,110	1,779,797
Sonos, Inc. (b)	44,300	472,681
Taylor Morrison Home Corp. (a) (b)	35,750	2,146,430
Tri Pointe Homes, Inc. (b)	33,050	1,054,956
		16,641,089
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a) (b)	3,370	123,544
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	18,751	613,720
Energizer Holdings, Inc.	25,842	773,193
Oil-Dri Corp. of America	3,318	152,363
WD-40 Co.	4,707	1,148,508
		2,811,328
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. (b)	28,642	141,778
Montauk Renewables, Inc. (b)	1,661	3,471
Ormat Technologies, Inc. (a)	20,483	1,449,582
		1,594,831
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A	9,192	244,691
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	23,053	79,302
Innovative Industrial Properties, Inc.	10,096	546,093
LXP Industrial Trust	99,351	859,386
Plymouth Industrial REIT, Inc.	14,425	235,128
Terreno Realty Corp. (a)	34,200	2,162,124
		3,882,033
Insurance — 2.2%
Ambac Financial Group, Inc. (b)	15,642	136,867
American Coastal Insurance Corp. - Class C (a)	8,755	101,295
AMERISAFE, Inc.	6,840	359,442
Baldwin Insurance Group, Inc. (a) (b)	23,591	1,054,282
Bowhead Specialty Holdings, Inc. (b)	5,692	231,380
CNO Financial Group, Inc.	35,629	1,483,948
Crawford & Co. - Class A	4,656	53,172
Donegal Group, Inc. - Class A (a)	5,184	101,762
Employers Holdings, Inc.	8,865	448,924
Enstar Group Ltd. (b)	4,406	1,464,466
F&G Annuities & Life, Inc.	6,468	233,171
Fidelis Insurance Holdings Ltd.	18,935	306,747
Genworth Financial, Inc. (b)	147,924	1,048,781
Goosehead Insurance, Inc. - Class A (a)	8,054	950,855
Greenlight Capital Re Ltd. - Class A (a) (b)	9,976	135,175
Security Description	Shares	Value
Insurance—(Continued)
Hamilton Insurance Group Ltd. - Class B (b)	14,489	$300,357
HCI Group, Inc. (a)	2,974	443,810
Heritage Insurance Holdings, Inc. (b)	7,545	108,799
Hippo Holdings, Inc. (a) (b)	8,234	210,461
Horace Mann Educators Corp.	14,746	630,097
Investors Title Co.	427	102,941
James River Group Holdings Ltd.	2,508	10,534
Lemonade, Inc. (a) (b)	18,475	580,669
MBIA, Inc. (a) (b)	8,388	41,772
Mercury General Corp.	9,599	536,584
Oscar Health, Inc. - Class A (b)	71,797	941,259
Palomar Holdings, Inc. (b)	9,140	1,252,911
ProAssurance Corp. (b)	18,309	427,515
Root, Inc. - Class A (b)	3,144	419,535
Safety Insurance Group, Inc.	5,269	415,619
Selective Insurance Group, Inc.	21,234	1,943,760
Selectquote, Inc. (b)	37,621	125,654
SiriusPoint Ltd. (b)	32,635	564,259
Skyward Specialty Insurance Group, Inc. (b)	13,404	709,340
Stewart Information Services Corp.	9,700	692,095
Tiptree, Inc.	8,231	198,285
Trupanion, Inc. (a) (b)	11,818	440,457
United Fire Group, Inc.	6,944	204,570
Universal Insurance Holdings, Inc.	7,898	187,183
		19,598,733
Interactive Media & Services — 0.5%
Bumble, Inc. - Class A (b)	34,027	147,677
Cargurus, Inc. (b)	30,338	883,746
Cars.com, Inc. (b)	23,712	267,234
EverQuote, Inc. - Class A (b)	8,063	211,170
fuboTV, Inc. (a) (b)	129,517	378,190
Getty Images Holdings, Inc. (a) (b)	14,214	24,590
Grindr, Inc. (b)	8,325	149,017
MediaAlpha, Inc. - Class A (b)	13,769	127,226
Nextdoor Holdings, Inc. (b)	39,439	60,342
Outbrain, Inc. (b)	13,420	50,057
QuinStreet, Inc. (b)	18,173	324,206
Shutterstock, Inc.	9,001	167,689
TrueCar, Inc. (b)	6,591	10,414
Vimeo, Inc. (a) (b)	53,887	283,446
Webtoon Entertainment, Inc. (a) (b)	5,281	40,505
Yelp, Inc. (b)	22,236	823,399
Ziff Davis, Inc. (b)	14,437	542,542
ZipRecruiter, Inc. - Class A (b)	26,343	155,160
		4,646,610
IT Services — 0.4%
Applied Digital Corp. (a) (b)	68,776	386,521
ASGN, Inc. (b)	15,356	967,735
Backblaze, Inc. - Class A (b)	13,678	66,065
BigBear.ai Holdings, Inc. (a) (b)	24,711	70,673
BigCommerce Holdings, Inc. - Series 1 (b)	25,510	146,938
Couchbase, Inc. (b)	14,206	223,745
DigitalOcean Holdings, Inc. (a) (b)	23,637	789,239
Fastly, Inc. - Class A (a) (b)	46,354	293,421
BHFTII-200

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Grid Dynamics Holdings, Inc. (b)	20,546	$321,545
Hackett Group, Inc.	8,523	249,042
Information Services Group, Inc.	13,053	51,037
Rackspace Technology, Inc. (a) (b)	24,274	41,023
Tucows, Inc. - Class A (a) (b)	2,857	48,226
Unisys Corp. (b)	13,498	61,956
		3,717,166
Leisure Products — 0.3%
Acushnet Holdings Corp. (a)	9,758	669,984
AMMO, Inc. (b)	35,898	49,539
Escalade, Inc. (a)	3,400	52,020
Funko, Inc. - Class A (b)	11,860	81,360
JAKKS Pacific, Inc.	2,462	60,738
Latham Group, Inc. (b)	13,676	87,937
Malibu Boats, Inc. - Class A (a) (b)	6,654	204,145
MasterCraft Boat Holdings, Inc. (a) (b)	5,986	103,079
Peloton Interactive, Inc. - Class A (a) (b)	125,254	791,605
Smith & Wesson Brands, Inc.	18,698	174,265
Sturm Ruger & Co., Inc.	5,950	233,775
Topgolf Callaway Brands Corp. (a) (b)	44,534	293,479
		2,801,926
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a) (b)	41,931	311,547
BioLife Solutions, Inc. (a) (b)	13,116	299,569
Codexis, Inc. (a) (b)	9,343	25,133
CryoPort, Inc. (b)	14,366	87,345
Cytek Biosciences, Inc. (b)	44,359	177,880
Lifecore Biomedical, Inc. (a) (b)	8,722	61,403
Maravai LifeSciences Holdings, Inc. - Class A (b)	28,642	63,299
MaxCyte, Inc. (a) (b)	35,058	95,708
Mesa Laboratories, Inc. (a)	1,730	205,282
Niagen Bioscience, Inc. (b)	18,251	125,932
OmniAb, Inc. (a) (b)	13,040	31,296
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	99,807	117,772
Quanterix Corp. (b)	15,533	101,120
Quantum-Si, Inc. (a) (b)	46,498	55,798
Standard BioTools, Inc. (a) (b)	71,751	77,491
		1,836,575
Machinery — 3.8%
3D Systems Corp. (a) (b)	29,314	62,146
Alamo Group, Inc.	3,679	655,635
Albany International Corp. - Class A	11,199	773,179
Astec Industries, Inc.	8,230	283,524
Atmus Filtration Technologies, Inc.	30,117	1,106,197
Blue Bird Corp. (b)	11,568	374,456
Chart Industries, Inc. (a) (b)	15,012	2,167,132
Columbus McKinnon Corp.	10,238	173,329
Douglas Dynamics, Inc.	7,665	178,058
Eastern Co. (a)	1,739	44,032
Energy Recovery, Inc. (b)	20,486	325,523
Enerpac Tool Group Corp. (a)	19,510	875,219
Enpro, Inc. (a)	7,279	1,177,669
Security Description	Shares	Value
Machinery—(Continued)
ESCO Technologies, Inc.	9,011	$1,433,830
Federal Signal Corp.	20,975	1,542,711
Franklin Electric Co., Inc.	15,792	1,482,553
Gencor Industries, Inc. (b)	3,563	43,326
Gorman-Rupp Co.	7,300	256,230
Graham Corp. (b)	3,388	97,642
Greenbrier Cos., Inc.	11,018	564,342
Helios Technologies, Inc.	11,947	383,379
Hillenbrand, Inc.	25,206	608,473
Hillman Solutions Corp. (b)	70,857	622,833
Hyster-Yale, Inc.	3,736	155,194
JBT Marel Corp.	16,404	2,004,569
Kadant, Inc. (a)	4,074	1,372,571
Kennametal, Inc.	28,438	605,729
L.B. Foster Co. - Class A (b)	3,003	59,099
Lindsay Corp.	3,895	492,795
Luxfer Holdings PLC	8,672	102,850
Manitowoc Co., Inc. (b)	11,464	98,476
Mayville Engineering Co., Inc. (b)	3,733	50,134
Miller Industries, Inc. (a)	4,021	170,370
Mueller Industries, Inc.	38,879	2,960,247
Mueller Water Products, Inc. - Class A	54,162	1,376,798
Omega Flex, Inc.	1,112	38,675
Park-Ohio Holdings Corp.	2,839	61,322
Proto Labs, Inc. (b)	8,980	314,659
REV Group, Inc.	18,462	583,399
Shyft Group, Inc. (a)	10,402	84,152
SPX Technologies, Inc. (b)	15,725	2,025,066
Standex International Corp.	4,175	673,803
Tennant Co.	6,813	543,337
Terex Corp. (a)	23,891	902,602
Titan International, Inc. (b)	18,235	152,992
Trinity Industries, Inc.	29,312	822,495
Wabash National Corp.	15,563	171,971
Watts Water Technologies, Inc. - Class A	9,568	1,951,107
Worthington Enterprises, Inc. (a)	11,344	568,221
		33,574,051
Marine Transportation — 0.3%
Costamare, Inc.	13,997	137,731
Genco Shipping & Trading Ltd.	17,156	229,204
Golden Ocean Group Ltd. (a)	38,353	306,057
Himalaya Shipping Ltd. (a) (b)	10,455	57,293
Matson, Inc.	11,641	1,492,027
Pangaea Logistics Solutions Ltd. (a)	11,664	55,521
Safe Bulkers, Inc.	21,674	79,977
		2,357,810
Media — 0.7%
Advantage Solutions, Inc. (a) (b)	10,076	15,215
AMC Networks, Inc. - Class A (b)	10,133	69,715
Boston Omaha Corp. - Class A (a) (b)	7,716	112,499
Cable One, Inc. (a)	2,025	538,184
Clear Channel Outdoor Holdings, Inc. (b)	125,773	139,608
EchoStar Corp. - Class A (a) (b)	43,635	1,116,183
Entravision Communications Corp. - Class A	22,949	48,193
BHFTII-201

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
EW Scripps Co. - Class A (a) (b)	22,402	$66,310
Gambling.com Group Ltd. (a) (b)	6,153	77,651
Gannett Co., Inc. (b)	37,565	108,563
Gray Media, Inc.	30,440	131,501
Ibotta, Inc. - Class A (b)	5,644	238,177
iHeartMedia, Inc. - Class A (b)	38,469	63,474
Integral Ad Science Holding Corp. (b)	26,393	212,728
John Wiley & Sons, Inc. - Class A	14,217	633,509
Magnite, Inc. (a) (b)	45,130	514,933
National CineMedia, Inc. (a) (b)	23,368	136,469
PubMatic, Inc. - Class A (b)	14,669	134,075
Scholastic Corp.	8,189	154,608
Sinclair, Inc.	11,617	185,059
Stagwell, Inc. (b)	24,044	145,466
TechTarget, Inc. (a) (b)	9,094	134,682
TEGNA, Inc.	55,963	1,019,646
Thryv Holdings, Inc. (a) (b)	14,032	179,750
WideOpenWest, Inc. (b)	9,227	45,674
		6,221,872
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc. (b)	3,939	493,360
Caledonia Mining Corp. PLC (a)	5,467	68,283
Carpenter Technology Corp.	16,803	3,044,367
Century Aluminum Co. (b)	19,036	353,308
Coeur Mining, Inc. (b)	223,451	1,322,830
Commercial Metals Co.	40,484	1,862,669
Compass Minerals International, Inc. (a) (b)	11,333	105,284
Constellium SE (b)	46,614	470,335
Dakota Gold Corp. (a) (b)	8,936	23,680
Hecla Mining Co.	209,056	1,162,351
i-80 Gold Corp. (b)	119,616	69,593
Ivanhoe Electric, Inc. (a) (b)	30,543	177,455
Kaiser Aluminum Corp.	5,758	349,050
Lifezone Metals Ltd. (b)	12,451	52,045
MAC Copper Ltd. (b)	21,884	208,773
Materion Corp.	7,396	603,514
Metallus, Inc. (a) (b)	14,231	190,126
Novagold Resources, Inc. (b)	86,103	251,421
Olympic Steel, Inc.	3,243	102,219
Perpetua Resources Corp. (b)	13,624	145,641
Piedmont Lithium, Inc. (a) (b)	6,114	38,518
Radius Recycling, Inc.	8,757	252,902
Ramaco Resources, Inc. - Class A (a)	9,645	79,378
Ryerson Holding Corp. (a)	9,016	207,007
SSR Mining, Inc. (b)	73,613	738,338
SunCoke Energy, Inc.	30,134	277,233
Tredegar Corp. (b)	8,668	66,744
Warrior Met Coal, Inc.	18,576	886,447
Worthington Steel, Inc.	11,781	298,413
		13,901,284
Mortgage Real Estate Investment Trusts — 0.9%
AG Mortgage Investment Trust, Inc.	10,516	76,767
Apollo Commercial Real Estate Finance, Inc.	46,830	448,163
Arbor Realty Trust, Inc. (a)	65,986	775,336
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts—(Continued)
ARES Commercial Real Estate Corp. (a)	10,532	$48,763
ARMOUR Residential REIT, Inc. (a)	19,103	326,661
Blackstone Mortgage Trust, Inc. - Class A (a)	60,145	1,202,900
BrightSpire Capital, Inc.	39,162	217,741
Chicago Atlantic Real Estate Finance, Inc.	5,740	84,378
Chimera Investment Corp.	28,916	370,992
Claros Mortgage Trust, Inc.	31,825	118,707
Dynex Capital, Inc. (a)	29,421	383,061
Ellington Financial, Inc. (a)	29,663	393,331
Franklin BSP Realty Trust, Inc.	29,093	370,645
Granite Point Mortgage Trust, Inc.	17,536	45,594
Invesco Mortgage Capital, Inc. (a)	21,454	169,272
KKR Real Estate Finance Trust, Inc.	23,539	254,221
Ladder Capital Corp.	40,736	464,798
MFA Financial, Inc.	32,827	336,805
New York Mortgage Trust, Inc. (a)	26,432	171,544
Nexpoint Real Estate Finance, Inc.	2,914	44,555
Orchid Island Capital, Inc. (a)	24,136	181,503
PennyMac Mortgage Investment Trust (a)	29,854	437,361
Ready Capital Corp. (a)	49,512	252,016
Redwood Trust, Inc. (a)	40,570	246,260
Seven Hills Realty Trust (a)	4,508	56,305
TPG RE Finance Trust, Inc.	21,502	175,241
Two Harbors Investment Corp.	37,275	497,994
		8,150,914
Multi-Utilities — 0.5%
Avista Corp.	28,040	1,174,035
Black Hills Corp.	25,094	1,521,951
Northwestern Energy Group, Inc.	22,078	1,277,654
Unitil Corp.	5,731	330,621
		4,304,261
Office REITs — 0.6%
Brandywine Realty Trust	51,544	229,886
City Office REIT, Inc.	5,726	29,718
COPT Defense Properties (a)	40,325	1,099,663
Douglas Emmett, Inc. (a)	57,853	925,648
Easterly Government Properties, Inc.	34,845	369,357
Franklin Street Properties Corp.	34,558	61,513
Hudson Pacific Properties, Inc.	48,041	141,721
JBG SMITH Properties (a)	29,974	482,881
NET Lease Office Properties (b)	5,003	156,994
Orion Properties, Inc.	809	1,731
Paramount Group, Inc. (a)	56,053	241,028
Peakstone Realty Trust (a)	12,370	155,862
Piedmont Office Realty Trust, Inc. - Class A	38,461	283,458
Postal Realty Trust, Inc. - Class A	7,808	111,498
SL Green Realty Corp. (a)	25,237	1,456,175
		5,747,133
Oil, Gas & Consumable Fuels — 2.9%
Amplify Energy Corp. (b)	11,460	42,860
Ardmore Shipping Corp.	13,795	135,053
Berry Corp.	12,734	40,876
BKV Corp. (b)	5,376	112,896
BHFTII-202

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
California Resources Corp.	24,782	$1,089,665
Centrus Energy Corp. - Class A (a) (b)	5,070	315,405
Chord Energy Corp.	1	113
Clean Energy Fuels Corp. (b)	37,131	57,553
CNX Resources Corp. (a) (b)	51,602	1,624,431
Comstock Resources, Inc. (a) (b)	33,188	675,044
Core Natural Resources, Inc. (a)	18,248	1,406,921
Crescent Energy Co. - Class A	58,543	658,023
CVR Energy, Inc.	11,862	230,123
Delek U.S. Holdings, Inc. (a)	22,794	343,506
DHT Holdings, Inc.	44,668	469,014
Diversified Energy Co. PLC	17,188	232,382
Dorian LPG Ltd.	13,115	292,989
Encore Energy Corp. (a) (b)	66,494	91,097
Energy Fuels, Inc. (a) (b)	56,713	211,540
Evolution Petroleum Corp. (a)	2,744	14,214
Excelerate Energy, Inc. - Class A	6,800	195,024
FLEX LNG Ltd. (a)	11,155	256,453
Golar LNG Ltd. (a)	34,333	1,304,311
Granite Ridge Resources, Inc. (a)	17,793	108,181
Green Plains, Inc. (a) (b)	17,120	83,032
Gulfport Energy Corp. (b)	4,435	816,661
Hallador Energy Co. (a) (b)	9,212	113,123
HighPeak Energy, Inc. (a)	7,619	96,457
Infinity Natural Resources, Inc. - Class A (b)	4,799	89,981
International Seaways, Inc.	14,518	481,998
Kinetik Holdings, Inc.	13,720	712,617
Kosmos Energy Ltd. (a) (b)	163,967	373,845
Magnolia Oil & Gas Corp. - Class A (a)	60,326	1,523,835
Murphy Oil Corp.	48,438	1,375,639
NACCO Industries, Inc. - Class A	1,471	49,617
NextDecade Corp. (b)	41,642	323,975
Nordic American Tankers Ltd. (a)	71,991	177,098
Northern Oil & Gas, Inc. (a)	34,134	1,031,871
Par Pacific Holdings, Inc. (b)	20,127	287,011
PBF Energy, Inc. - Class A	35,363	675,080
Peabody Energy Corp.	45,329	614,208
PrimeEnergy Resources Corp. (b)	241	54,921
REX American Resources Corp. (b)	5,256	197,468
Riley Exploration Permian, Inc.	3,844	112,129
Ring Energy, Inc. (a) (b)	53,083	61,045
Sable Offshore Corp. (a) (b)	18,316	464,677
SandRidge Energy, Inc.	10,783	123,142
Scorpio Tankers, Inc.	15,809	594,102
SFL Corp. Ltd.	46,611	382,210
Sitio Royalties Corp. - Class A	28,972	575,674
SM Energy Co.	40,979	1,227,321
Talos Energy, Inc. (b)	48,431	470,749
Teekay Corp. Ltd.	14,599	95,915
Teekay Tankers Ltd. - Class A	8,649	330,997
Uranium Energy Corp. (a) (b)	143,119	684,109
Ur-Energy, Inc. (a) (b)	149,556	100,816
VAALCO Energy, Inc. (a)	26,676	100,302
Vital Energy, Inc. (a) (b)	10,293	218,417
Vitesse Energy, Inc. (a)	8,582	211,031
W&T Offshore, Inc. (a)	35,482	54,997
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
World Kinect Corp. (a)	20,854	$591,419
		25,385,163
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (b)	5,381	136,516
Sylvamo Corp.	12,653	848,637
		985,153
Passenger Airlines — 0.4%
Allegiant Travel Co. (a)	5,412	279,530
Blade Air Mobility, Inc. (b)	20,705	56,525
Frontier Group Holdings, Inc. (b)	14,602	63,373
JetBlue Airways Corp. (b)	104,320	502,822
Joby Aviation, Inc. (a) (b)	154,185	928,194
SkyWest, Inc. (b)	13,720	1,198,716
Sun Country Airlines Holdings, Inc. (b)	14,201	174,956
		3,204,116
Personal Care Products — 0.2%
Edgewell Personal Care Co.	16,269	507,755
Herbalife Ltd. (b)	36,278	313,079
Honest Co., Inc. (b)	29,918	140,615
Interparfums, Inc.	6,542	744,938
Medifast, Inc. (b)	3,603	48,568
Nature's Sunshine Products, Inc. (b)	4,578	57,454
Nu Skin Enterprises, Inc. - Class A	18,361	133,301
Olaplex Holdings, Inc. (a) (b)	53,148	67,498
USANA Health Sciences, Inc. (b)	3,610	97,362
		2,110,570
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc. (b)	57,603	482,713
Amphastar Pharmaceuticals, Inc. (b)	13,889	402,642
ANI Pharmaceuticals, Inc. (b)	6,716	449,636
Aquestive Therapeutics, Inc. (a) (b)	13,921	40,371
Arvinas, Inc. (b)	23,207	162,913
Atea Pharmaceuticals, Inc. (a) (b)	26,340	78,757
Avadel Pharmaceuticals PLC (a) (b)	33,584	262,963
Axsome Therapeutics, Inc. (a) (b)	13,090	1,526,687
Collegium Pharmaceutical, Inc. (b)	11,835	353,275
Corcept Therapeutics, Inc. (a) (b)	28,278	3,229,913
CorMedix, Inc. (a) (b)	22,150	136,444
Edgewise Therapeutics, Inc. (b)	26,159	575,498
Enliven Therapeutics, Inc. (a) (b)	12,814	252,179
Esperion Therapeutics, Inc. (b)	43,205	62,215
Evolus, Inc. (b)	20,203	243,042
EyePoint Pharmaceuticals, Inc. (a) (b)	23,992	130,037
Fulcrum Therapeutics, Inc. (a) (b)	9,784	28,178
Harmony Biosciences Holdings, Inc. (b)	13,700	454,703
Harrow, Inc. (a) (b)	11,055	294,063
Innoviva, Inc. (b)	20,092	364,268
Ligand Pharmaceuticals, Inc. (b)	6,137	645,244
Liquidia Corp. (a) (b)	23,874	352,141
MediWound Ltd. (a) (b)	3,122	48,453
Mind Medicine MindMed, Inc. (a) (b)	31,088	181,865
BHFTII-203

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Nektar Therapeutics (b)	10,539	$7,167
Nuvation Bio, Inc. (a) (b)	45,062	79,309
Ocular Therapeutix, Inc. (a) (b)	56,327	412,877
Omeros Corp. (a) (b)	19,819	162,912
Pacira BioSciences, Inc. (b)	16,717	415,417
Phathom Pharmaceuticals, Inc. (a) (b)	15,814	99,154
Phibro Animal Health Corp. - Class A	6,746	144,095
Prestige Consumer Healthcare, Inc. (a) (b)	17,277	1,485,304
Rapport Therapeutics, Inc. (b)	6,526	65,456
Scilex Holding Co. (a) (b)	22,004	5,468
SIGA Technologies, Inc. (a) (b)	15,147	83,006
Supernus Pharmaceuticals, Inc. (b)	18,122	593,495
Tarsus Pharmaceuticals, Inc. (b)	13,291	682,759
Terns Pharmaceuticals, Inc. (b)	12,163	33,570
Theravance Biopharma, Inc. (a) (b)	15,498	138,397
Trevi Therapeutics, Inc. (b)	26,829	168,754
WaVe Life Sciences Ltd. (b)	33,138	267,755
Xeris Biopharma Holdings, Inc. (b)	52,014	285,557
Zevra Therapeutics, Inc. (a) (b)	19,431	145,538
		16,034,190
Professional Services — 2.2%
Alight, Inc. - Class A (a)	152,508	904,372
Asure Software, Inc. (a) (b)	7,834	74,815
Barrett Business Services, Inc.	9,231	379,856
BlackSky Technology, Inc. (a) (b)	9,470	73,203
CBIZ, Inc. (b)	16,587	1,258,290
Conduent, Inc. (b)	42,762	115,457
CRA International, Inc.	2,373	411,004
CSG Systems International, Inc. (a)	9,908	599,137
ExlService Holdings, Inc. (b)	54,890	2,591,357
Exponent, Inc. (a)	17,573	1,424,467
First Advantage Corp. (a) (b)	21,758	306,570
Franklin Covey Co. (b)	3,849	106,309
Heidrick & Struggles International, Inc.	7,262	311,032
Huron Consulting Group, Inc. (b)	6,306	904,596
IBEX Holdings Ltd. (b)	3,027	73,707
ICF International, Inc.	6,694	568,789
Innodata, Inc. (b)	9,735	349,487
Insperity, Inc.	12,388	1,105,381
Kelly Services, Inc. - Class A	11,106	146,266
Kforce, Inc.	6,724	328,736
Korn Ferry	17,943	1,217,074
Legalzoom.com, Inc. (b)	44,686	384,747
Maximus, Inc.	19,955	1,360,732
Mistras Group, Inc. (b)	6,668	70,547
NV5 Global, Inc. (b)	20,558	396,153
Planet Labs PBC (b)	78,221	264,387
Resources Connection, Inc.	10,232	66,917
Spire Global, Inc. (a) (b)	7,644	61,840
TriNet Group, Inc.	11,463	908,328
TrueBlue, Inc. (b)	3,617	19,206
Upwork, Inc. (b)	44,692	583,231
Verra Mobility Corp. (b)	57,683	1,298,444
Willdan Group, Inc. (b)	4,570	186,090
Security Description	Shares	Value
Professional Services—(Continued)
WNS Holdings Ltd. (b)	15,209	$935,201
		19,785,728
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. (b)	34,489	114,848
Compass, Inc. - Class A (b)	129,199	1,127,907
CoStar Group, Inc. (a) (b)	2	158
Cushman & Wakefield PLC (b)	82,024	838,285
eXp World Holdings, Inc. (a)	25,041	244,901
Forestar Group, Inc. (b)	6,102	128,996
FRP Holdings, Inc. (b)	4,570	130,565
Kennedy-Wilson Holdings, Inc.	35,964	312,168
Marcus & Millichap, Inc.	8,432	290,482
Maui Land & Pineapple Co., Inc. (a) (b)	2,503	43,978
Newmark Group, Inc. - Class A	48,015	584,343
Opendoor Technologies, Inc. (b)	228,947	233,526
RE/MAX Holdings, Inc. - Class A (b)	5,607	46,931
Real Brokerage, Inc. (a) (b)	41,667	169,168
Redfin Corp. (a) (b)	42,131	388,026
RMR Group, Inc. - Class A	4,666	77,689
St. Joe Co.	12,929	607,017
Tejon Ranch Co. (a) (b)	6,848	108,541
		5,447,529
Residential REITs — 0.5%
Apartment Investment & Management Co. - Class A	46,096	405,645
BRT Apartments Corp. (a)	3,996	67,932
Centerspace	5,894	381,636
Elme Communities	31,578	549,457
Independence Realty Trust, Inc. (a)	78,851	1,674,007
NexPoint Residential Trust, Inc.	8,252	326,201
UMH Properties, Inc.	25,727	481,095
Veris Residential, Inc.	28,166	476,569
		4,362,542
Retail REITs — 1.3%
Acadia Realty Trust (a)	41,638	872,316
Alexander's, Inc.	759	158,752
CBL & Associates Properties, Inc.	9,279	246,636
Curbline Properties Corp. (a)	34,236	828,169
FrontView REIT, Inc.	5,445	69,642
Getty Realty Corp. (a)	17,744	553,258
InvenTrust Properties Corp.	27,709	813,813
Kite Realty Group Trust (a)	75,805	1,695,758
Macerich Co. (a)	87,133	1,496,074
NETSTREIT Corp. (a)	27,910	442,374
Phillips Edison & Co., Inc.	44,084	1,608,625
Saul Centers, Inc.	3,884	140,096
SITE Centers Corp.	17,081	219,320
Tanger, Inc.	38,131	1,288,446
Urban Edge Properties	43,846	833,074
Whitestone REIT	17,585	256,213
		11,522,566
BHFTII-204

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc. - Class A (b)	18,328	$427,775
Aehr Test Systems (a) (b)	8,684	63,306
Alpha & Omega Semiconductor Ltd. (b)	8,473	210,639
Ambarella, Inc. (a) (b)	13,587	683,834
Axcelis Technologies, Inc. (b)	11,682	580,245
CEVA, Inc. (b)	8,407	215,303
Cohu, Inc. (b)	16,636	244,716
Credo Technology Group Holding Ltd. (b)	49,806	2,000,209
Diodes, Inc. (a) (b)	16,352	705,916
FormFactor, Inc. (a) (b) (c)	27,747	784,963
Ichor Holdings Ltd. (b)	11,886	268,742
Impinj, Inc. (a) (b)	8,215	745,100
indie Semiconductor, Inc. - Class A (a) (b)	59,985	122,069
Kulicke & Soffa Industries, Inc. (a)	18,157	598,818
MaxLinear, Inc. (b)	28,682	311,486
Navitas Semiconductor Corp. (a) (b)	29,592	60,664
NVE Corp.	1,605	102,303
PDF Solutions, Inc. (b)	11,198	213,994
Penguin Solutions, Inc. (a) (b)	18,743	325,566
Photronics, Inc. (b)	22,130	459,419
Power Integrations, Inc.	19,504	984,952
Rambus, Inc. (b)	37,205	1,926,289
Rigetti Computing, Inc. (a) (b)	66,663	527,971
Semtech Corp. (b)	25,748	885,731
Silicon Laboratories, Inc. (b)	11,140	1,254,030
SiTime Corp. (a) (b)	6,585	1,006,649
SkyWater Technology, Inc. (a) (b)	10,442	74,034
Synaptics, Inc. (b)	13,971	890,232
Ultra Clean Holdings, Inc. (b)	15,886	340,119
Veeco Instruments, Inc. (a) (b)	19,960	400,797
		17,415,871
Software — 5.6%
8x8, Inc. (b)	26,312	52,624
A10 Networks, Inc. (a)	25,480	416,343
ACI Worldwide, Inc. (b)	36,821	2,014,477
Adeia, Inc.	39,088	516,743
Agilysys, Inc. (b)	8,077	585,906
Alarm.com Holdings, Inc. (b)	16,559	921,508
Alkami Technology, Inc. (b)	21,405	561,881
Amplitude, Inc. - Class A (b)	27,906	284,362
Appian Corp. - Class A (b)	14,461	416,621
Arteris, Inc. (b)	9,551	65,997
Asana, Inc. - Class A (b)	29,481	429,538
Aurora Innovation, Inc. (a) (b)	341,537	2,296,836
AvePoint, Inc. (b)	45,732	660,370
Bit Digital, Inc. (a) (b)	51,923	104,885
Blackbaud, Inc. (b)	14,169	879,187
BlackLine, Inc. (b)	20,680	1,001,326
Blend Labs, Inc. - Class A (b)	72,149	241,699
Box, Inc. - Class A (b)	49,013	1,512,541
Braze, Inc. - Class A (b)	23,746	856,756
C3.ai, Inc. - Class A (a) (b)	39,428	829,959
Cerence, Inc. (b)	15,055	118,935
Cipher Mining, Inc. (b)	58,499	134,548
Cleanspark, Inc. (a) (b)	97,142	652,794
Security Description	Shares	Value
Software—(Continued)
Clear Secure, Inc. - Class A (a)	31,642	$819,844
Clearwater Analytics Holdings, Inc. - Class A (b)	65,496	1,755,293
Commvault Systems, Inc. (b)	15,236	2,403,631
Consensus Cloud Solutions, Inc. (b)	6,453	148,935
Core Scientific, Inc. (a) (b)	64,151	464,453
CS Disco, Inc. (a) (b)	10,296	42,111
Daily Journal Corp. (b)	502	199,645
Digimarc Corp. (a) (b)	4,964	63,639
Digital Turbine, Inc. (a) (b)	34,417	93,442
Domo, Inc. - Class B (a) (b)	11,133	86,392
D-Wave Quantum, Inc. (a) (b)	64,464	489,926
E2open Parent Holdings, Inc. (a) (b)	75,230	150,460
Enfusion, Inc. - Class A (b)	21,216	236,558
EverCommerce, Inc. (a) (b)	8,186	82,515
Freshworks, Inc. - Class A (b)	74,343	1,048,980
Hut 8 Corp. (a) (b)	29,239	339,757
I3 Verticals, Inc. - Class A (b)	7,481	184,556
Intapp, Inc. (b)	19,018	1,110,271
InterDigital, Inc. (a)	8,831	1,825,809
Jamf Holding Corp. (b)	29,440	357,696
Kaltura, Inc. (a) (b)	13,532	25,440
Life360, Inc. (a) (b)	3,775	144,922
LiveRamp Holdings, Inc. (a) (b)	22,092	577,485
Logility Supply Chain Solutions, Inc.	10,277	146,550
MARA Holdings, Inc. (a) (b)	119,088	1,369,512
Meridianlink, Inc. (b)	11,232	208,129
Mitek Systems, Inc. (b)	12,003	99,025
N-able, Inc. (b)	29,005	205,646
NCR Voyix Corp. (a) (b)	47,980	467,805
NextNav, Inc. (b)	27,229	331,377
Olo, Inc. - Class A (b)	38,344	231,598
ON24, Inc. (b)	9,699	50,435
OneSpan, Inc.	13,014	198,464
Ooma, Inc. (b)	8,142	106,579
Pagaya Technologies Ltd. - Class A (a) (b)	13,455	141,008
PagerDuty, Inc. (b)	30,336	554,239
Porch Group, Inc. (b)	29,594	215,740
Progress Software Corp. (a)	15,234	784,703
PROS Holdings, Inc. (b)	16,443	312,910
Q2 Holdings, Inc. (a) (b)	20,520	1,641,805
Qualys, Inc. (b)	12,961	1,632,179
Rapid7, Inc. (b)	22,193	588,337
Red Violet, Inc.	3,437	129,197
ReposiTrak, Inc.	3,885	78,749
Rimini Street, Inc. (b)	18,838	65,556
Riot Platforms, Inc. (a) (b)	108,672	773,745
Sapiens International Corp. NV	11,083	300,239
SEMrush Holdings, Inc. - Class A (b)	13,388	124,910
SolarWinds Corp.	19,701	363,089
SoundHound AI, Inc. - Class A (a) (b)	113,648	922,822
SoundThinking, Inc. (b)	3,484	59,054
Sprinklr, Inc. - Class A (b)	46,049	384,509
Sprout Social, Inc. - Class A (b)	17,737	390,037
SPS Commerce, Inc. (b)	13,323	1,768,362
Telos Corp. (a) (b)	3,290	7,830
Tenable Holdings, Inc. (b)	42,233	1,477,310
BHFTII-205

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Terawulf, Inc. (a) (b)	81,891	$223,562
Varonis Systems, Inc. (a) (b)	38,443	1,555,019
Verint Systems, Inc. (b)	21,943	391,683
Vertex, Inc. - Class A (a) (b)	19,529	683,710
Viant Technology, Inc. - Class A (b)	5,421	67,275
Weave Communications, Inc. (b)	14,455	160,306
Workiva, Inc. (b)	18,090	1,373,212
Xperi, Inc. (b)	19,862	153,335
Yext, Inc. (b)	37,745	232,509
Zeta Global Holdings Corp. - Class A (a) (b)	64,220	870,823
		50,050,480
Specialized REITs — 0.5%
Farmland Partners, Inc. (a)	18,104	201,860
Four Corners Property Trust, Inc. (a)	34,289	984,094
Gladstone Land Corp.	10,827	113,900
Outfront Media, Inc.	50,458	814,392
PotlatchDeltic Corp.	27,449	1,238,499
Safehold, Inc.	18,599	348,173
Uniti Group, Inc.	77,156	388,866
		4,089,784
Specialty Retail — 1.9%
1-800-Flowers.com, Inc. - Class A (b)	8,431	49,743
Abercrombie & Fitch Co. - Class A (b)	17,336	1,323,950
Academy Sports & Outdoors, Inc. (a)	24,553	1,119,862
American Eagle Outfitters, Inc. (a)	62,513	726,401
America's Car-Mart, Inc. (a) (b)	2,589	117,515
Arhaus, Inc. (a) (b)	22,134	192,566
Arko Corp. (a)	31,060	122,687
Asbury Automotive Group, Inc. (a) (b)	6,805	1,502,816
BARK, Inc. (a) (b)	19,722	27,414
Beyond, Inc. (b)	14,937	86,635
Boot Barn Holdings, Inc. (b)	10,205	1,096,323
Buckle, Inc.	11,109	425,697
Build-A-Bear Workshop, Inc.	4,959	184,326
Caleres, Inc. (a)	12,318	212,239
Camping World Holdings, Inc. - Class A	20,195	326,351
Citi Trends, Inc. (b)	2,361	52,261
Designer Brands, Inc. - Class A (a)	1,790	6,533
EVgo, Inc. (a) (b)	45,604	121,307
Foot Locker, Inc. (a) (b)	29,973	422,619
Genesco, Inc. (b)	3,961	84,092
Group 1 Automotive, Inc. (a)	4,562	1,742,456
Haverty Furniture Cos., Inc.	4,960	97,811
Lands' End, Inc. (b)	4,767	48,528
Leslie's, Inc. (b)	12,297	9,044
MarineMax, Inc. (a) (b)	7,339	157,788
Monro, Inc.	10,365	149,982
National Vision Holdings, Inc. (b)	27,196	347,565
ODP Corp. (b)	12,605	180,630
OneWater Marine, Inc. - Class A (a) (b)	3,644	58,960
Petco Health & Wellness Co., Inc. (a) (b)	10,332	31,513
RealReal, Inc. (a) (b)	35,640	192,100
Revolve Group, Inc. (b)	13,899	298,689
Sally Beauty Holdings, Inc. (b)	37,082	334,850
Security Description	Shares	Value
Specialty Retail—(Continued)
Shoe Carnival, Inc.	6,132	$134,843
Signet Jewelers Ltd.	14,541	844,250
Sleep Number Corp. (b)	7,158	45,382
Sonic Automotive, Inc. - Class A (a)	5,254	299,268
Stitch Fix, Inc. - Class A (b)	20,550	66,787
ThredUp, Inc. - Class A (b)	30,082	72,498
Tile Shop Holdings, Inc. (a) (b)	4,046	26,218
Upbound Group, Inc.	19,281	461,973
Urban Outfitters, Inc. (b)	22,113	1,158,721
Victoria's Secret & Co. (b)	28,251	524,904
Warby Parker, Inc. - Class A (b)	31,456	573,443
Winmark Corp.	1,051	334,081
Zumiez, Inc. (b)	4,911	73,125
		16,466,746
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. - Class A (a)	8,225	89,406
Corsair Gaming, Inc. (b)	16,241	143,895
CPI Card Group, Inc. (b)	1,768	51,573
Diebold Nixdorf, Inc. (a) (b)	9,180	401,350
Eastman Kodak Co. (b)	15,544	98,238
Immersion Corp. (a)	9,825	74,473
IonQ, Inc. (a) (b)	71,161	1,570,523
Turtle Beach Corp. (b)	5,364	76,544
Xerox Holdings Corp. (a)	34,266	165,505
		2,671,507
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc. - Class A (a) (b)	47,770	219,264
G-III Apparel Group Ltd. (b)	13,935	381,122
Hanesbrands, Inc. (b)	119,560	689,861
Kontoor Brands, Inc. (a)	19,398	1,243,994
Movado Group, Inc.	4,696	78,517
Oxford Industries, Inc. (a)	5,343	313,474
Rocky Brands, Inc.	2,393	41,566
Steven Madden Ltd. (a)	26,001	692,667
Superior Group of Cos., Inc.	4,303	47,075
Wolverine World Wide, Inc.	28,524	396,769
		4,104,309
Tobacco — 0.1%
Turning Point Brands, Inc.	6,204	368,766
Universal Corp. (a)	8,680	486,514
		855,280
Trading Companies & Distributors — 2.4%
Alta Equipment Group, Inc. (a)	5,650	26,499
Applied Industrial Technologies, Inc.	13,387	3,016,627
Beacon Roofing Supply, Inc. (b)	21,660	2,679,342
BlueLinx Holdings, Inc. (b)	2,908	218,042
Boise Cascade Co.	13,378	1,312,248
Custom Truck One Source, Inc. (a) (b)	9,762	41,196
Distribution Solutions Group, Inc. (b)	3,388	94,864
DNOW, Inc. (b)	37,868	646,785
DXP Enterprises, Inc. (b)	4,505	370,581
BHFTII-206

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Trading Companies & Distributors—(Continued)
FTAI Aviation Ltd. (a)	35,499	$3,941,454
GATX Corp.	12,467	1,935,751
Global Industrial Co.	4,971	111,350
GMS, Inc. (b)	13,801	1,009,819
H&E Equipment Services, Inc.	11,136	1,055,581
Herc Holdings, Inc.	9,762	1,310,744
Hudson Technologies, Inc. (b)	13,813	85,226
Karat Packaging, Inc.	2,148	57,094
McGrath RentCorp	8,753	975,084
MRC Global, Inc. (b)	30,297	347,810
Rush Enterprises, Inc. - Class A	21,012	1,122,251
Rush Enterprises, Inc. - Class B	3,214	181,655
Titan Machinery, Inc. (a) (b)	6,828	116,349
Transcat, Inc. (a) (b)	3,255	242,335
Willis Lease Finance Corp.	960	151,651
Xometry, Inc. - Class A (a) (b)	15,240	379,781
		21,430,119
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a) (b)	4,489	58,402
Water Utilities — 0.4%
American States Water Co.	13,351	1,050,457
Cadiz, Inc. (b)	2,534	7,425
California Water Service Group	20,731	1,004,624
Consolidated Water Co. Ltd.	5,040	123,429
Global Water Resources, Inc.	3,648	37,611
Middlesex Water Co.	6,337	406,202
Pure Cycle Corp. (a) (b)	6,744	70,610
SJW Group	11,792	644,904
York Water Co.	5,110	177,215
		3,522,477
Wireless Telecommunication Services — 0.2%
Gogo, Inc. (a) (b)	23,317	200,993
Spok Holdings, Inc.	5,955	97,900
Telephone & Data Systems, Inc.	35,325	1,368,490
		1,667,383
Total Common Stocks (Cost $681,130,767)		838,434,030

Mutual Funds—3.2%
Investment Company Securities — 3.2%
iShares Russell 2000 ETF (a) (Cost $30,482,963)	141,000	28,128,090

Rights—0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	7,119
Chinook Therapeutics, Inc. (b)	19,453	7,587
Icosavax, Inc. (b)	9,579	2,969
Security Description	Shares/ Principal Amount*	Value

Biotechnology—(Continued)
Tobira Therapeutics, Inc. (b) (d) (e)	4,660	$37,093
Total Rights (Cost $17,058)		54,768

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (b) (Cost $0)	882	1,718

Short-Term Investments—1.8%
U.S. Treasury—1.8%
U.S. Treasury Bills
3.850%, 04/10/25 (f)	1,750,000	1,748,141
3.860%, 04/10/25 (f)	14,480,000	14,464,615
Total Short-Term Investments (Cost $16,215,016)		16,212,756

Securities Lending Reinvestments (g)—12.5%
Certificates of Deposit—2.5%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (h)	2,000,000	2,000,106
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	999,998
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (h)	2,000,000	2,000,360
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (h)	2,000,000	1,999,976
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/13/25	2,000,000	1,989,540
4.580%, SOFR + 0.240%, 07/07/25 (h)	2,000,000	2,000,420
Mizuho Bank Ltd.
4.560%, SOFR + 0.200%, 08/19/25	2,000,000	2,000,112
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (h)	3,000,000	2,999,754
4.580%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	999,775
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (h)	2,000,000	1,999,996
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	999,895
4.700%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	999,983
		21,984,805
Commercial Paper—0.8%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (h)	1,000,000	999,949
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,124
BHFTII-207

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	$992,169
4.490%, SOFR + 0.130%, 06/05/25 (h)	1,000,000	999,926
		6,975,140
Repurchase Agreements—6.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $5,500,681; collateralized by various Common Stock with an aggregate market value of $6,122,891	5,500,000	5,500,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $12,001,493; collateralized by various Common Stock with an aggregate market value of $13,359,035	12,000,000	12,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $400,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $408,474	400,000	400,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $10,251,241; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $10,456,266	10,250,000	10,250,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $6,150,467; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $6,120,600	6,000,000	6,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $3,000,374; collateralized by various Common Stock with an aggregate market value of $3,345,353	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $1,000,867; collateralized by various Common Stock with an aggregate market value of $1,115,103	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $6,000,747; collateralized by various Common Stock with an aggregate market value of $6,690,726	6,000,000	6,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	$5,000,000
		53,250,000
Time Deposits—0.5%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	2,709,371	2,709,372
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (h)	2,000,000	2,000,000
		4,709,372

Mutual Funds—2.7%
Allspring Government Money Market Fund, Select Class, 4.270% (i)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (i)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (i)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (i)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (i)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (i)	4,000,000	4,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (i)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (i)	5,000,000	5,000,000
		24,000,000
Total Securities Lending Reinvestments (Cost $110,919,966)		110,919,317
Total Investments—111.8% (Cost $838,765,770)		993,750,679
Other assets and liabilities (net)—(11.8)%		(105,056,676)
Net Assets—100.0%		$888,694,003

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $153,721,798 and the collateral received consisted of cash in the amount of $110,864,802 and non-cash collateral with a value of $49,089,158. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $2,961,054.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees.
BHFTII-208

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
As of March 31, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(i)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/20/25	178	USD	18,041,190	$(156,070)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,254,087	$—	$—	$12,254,087
Air Freight & Logistics	1,399,511	—	—	1,399,511
Automobile Components	9,000,161	—	—	9,000,161
Automobiles	350,389	—	—	350,389
Banks	90,768,823	—	—	90,768,823
Beverages	3,398,715	—	—	3,398,715
Biotechnology	67,492,990	—	—	67,492,990
Broadline Retail	202,603	—	—	202,603
Building Products	11,902,966	—	—	11,902,966
Capital Markets	15,354,956	—	—	15,354,956
Chemicals	13,377,712	—	—	13,377,712
Commercial Services & Supplies	15,649,751	—	—	15,649,751
Communications Equipment	5,216,488	—	—	5,216,488
Construction & Engineering	12,777,478	—	—	12,777,478
Construction Materials	2,179,509	—	—	2,179,509
Consumer Finance	8,395,205	—	—	8,395,205
Consumer Staples Distribution & Retail	9,303,030	—	—	9,303,030
Containers & Packaging	2,204,241	—	—	2,204,241
Distributors	388,496	—	—	388,496
Diversified Consumer Services	10,027,445	—	—	10,027,445
Diversified REITs	5,770,915	—	—	5,770,915
Diversified Telecommunication Services	4,927,120	—	—	4,927,120
Electric Utilities	7,701,903	—	—	7,701,903
Electrical Equipment	10,123,512	—	—	10,123,512
Electronic Equipment, Instruments & Components	24,411,654	—	—	24,411,654
Energy Equipment & Services	17,542,025	—	—	17,542,025
Entertainment	4,319,722	—	—	4,319,722
Financial Services	23,981,862	—	—	23,981,862
Food Products	8,245,981	—	—	8,245,981
Gas Utilities	9,435,886	—	—	9,435,886
Ground Transportation	3,357,222	—	—	3,357,222
Health Care Equipment & Supplies	24,057,290	—	—	24,057,290
Health Care Providers & Services	26,578,339	—	—	26,578,339
Health Care REITs	7,343,087	—	—	7,343,087
Health Care Technology	3,430,824	—	—	3,430,824
Hotel & Resort REITs	5,853,040	—	—	5,853,040
Hotels, Restaurants & Leisure	16,506,870	—	—	16,506,870
Household Durables	16,641,089	—	—	16,641,089
Household Products	2,811,328	—	—	2,811,328
Independent Power and Renewable Electricity Producers	1,594,831	—	—	1,594,831
BHFTII-209

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$244,691	$—	$—	$244,691
Industrial REITs	3,882,033	—	—	3,882,033
Insurance	19,598,733	—	—	19,598,733
Interactive Media & Services	4,646,610	—	—	4,646,610
IT Services	3,717,166	—	—	3,717,166
Leisure Products	2,801,926	—	—	2,801,926
Life Sciences Tools & Services	1,836,575	—	0	1,836,575
Machinery	33,574,051	—	—	33,574,051
Marine Transportation	2,357,810	—	—	2,357,810
Media	6,221,872	—	—	6,221,872
Metals & Mining	13,901,284	—	—	13,901,284
Mortgage Real Estate Investment Trusts	8,150,914	—	—	8,150,914
Multi-Utilities	4,304,261	—	—	4,304,261
Office REITs	5,747,133	—	—	5,747,133
Oil, Gas & Consumable Fuels	25,385,163	—	—	25,385,163
Paper & Forest Products	985,153	—	—	985,153
Passenger Airlines	3,204,116	—	—	3,204,116
Personal Care Products	2,110,570	—	—	2,110,570
Pharmaceuticals	16,034,190	—	—	16,034,190
Professional Services	19,785,728	—	—	19,785,728
Real Estate Management & Development	5,447,529	—	—	5,447,529
Residential REITs	4,362,542	—	—	4,362,542
Retail REITs	11,522,566	—	—	11,522,566
Semiconductors & Semiconductor Equipment	17,415,871	—	—	17,415,871
Software	50,050,480	—	—	50,050,480
Specialized REITs	4,089,784	—	—	4,089,784
Specialty Retail	16,466,746	—	—	16,466,746
Technology Hardware, Storage & Peripherals	2,671,507	—	—	2,671,507
Textiles, Apparel & Luxury Goods	4,104,309	—	—	4,104,309
Tobacco	855,280	—	—	855,280
Trading Companies & Distributors	21,430,119	—	—	21,430,119
Transportation Infrastructure	58,402	—	—	58,402
Water Utilities	3,522,477	—	—	3,522,477
Wireless Telecommunication Services	1,667,383	—	—	1,667,383
Total Common Stocks	838,434,030	—	0	838,434,030
Total Mutual Funds*	28,128,090	—	—	28,128,090
Total Warrants*	1,718	—	—	1,718
Total Rights*	—	10,556	44,212	54,768
Total Short-Term Investments*	—	16,212,756	—	16,212,756
Securities Lending Reinvestments
Certificates of Deposit	—	21,984,805	—	21,984,805
Commercial Paper	—	6,975,140	—	6,975,140
Repurchase Agreements	—	53,250,000	—	53,250,000
Time Deposits	—	4,709,372	—	4,709,372
Mutual Funds	24,000,000	—	—	24,000,000
Total Securities Lending Reinvestments	24,000,000	86,919,317	—	110,919,317
Total Investments	$890,563,838	$103,142,629	$44,212	$993,750,679
Collateral for Securities Loaned (Liability)	$—	$(110,864,802)	$—	$(110,864,802)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(156,070)	$—	$—	$(156,070)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
During the period ended March 31, 2025, transfers into Level 3 in the amount of $7,119 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTII-210

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.0%
Axon Enterprise, Inc. (a)	12,346	$6,493,379
Boeing Co. (a)	127,832	21,801,747
General Dynamics Corp. (b)	43,245	11,787,722
General Electric Co. (b)	182,917	36,610,837
Howmet Aerospace, Inc. (b)	69,026	8,954,743
Huntington Ingalls Industries, Inc.	6,669	1,360,743
L3Harris Technologies, Inc.	32,093	6,717,386
Lockheed Martin Corp.	35,703	15,948,887
Northrop Grumman Corp. (b)	23,190	11,873,512
RTX Corp.	227,028	30,072,129
Textron, Inc.	31,115	2,248,059
TransDigm Group, Inc. (b)	9,559	13,222,869
		167,092,013
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,230	2,071,552
Expeditors International of Washington, Inc.	23,855	2,868,564
FedEx Corp. (b)	37,763	9,205,864
United Parcel Service, Inc. - Class B	124,644	13,709,594
		27,855,574
Automobile Components — 0.0%
Aptiv PLC (a)	39,103	2,326,629
Automobiles — 1.6%
Ford Motor Co. (b)	663,399	6,653,892
General Motors Co.	169,574	7,975,065
Tesla, Inc. (a)	476,915	123,597,292
		138,226,249
Banks — 3.3%
Bank of America Corp. (b)	1,128,467	47,090,928
Citigroup, Inc.	319,906	22,710,127
Citizens Financial Group, Inc.	74,499	3,052,224
Fifth Third Bancorp	114,160	4,475,072
Huntington Bancshares, Inc.	247,758	3,718,848
JPMorgan Chase & Co.	476,529	116,892,564
KeyCorp	169,762	2,714,494
M&T Bank Corp.	28,277	5,054,514
PNC Financial Services Group, Inc.	67,478	11,860,608
Regions Financial Corp.	154,917	3,366,346
Truist Financial Corp.	224,269	9,228,669
U.S. Bancorp	265,864	11,224,778
Wells Fargo & Co.	560,514	40,239,300
		281,628,472
Beverages — 1.2%
Brown-Forman Corp. - Class B (b)	31,038	1,053,430
Coca-Cola Co.	659,855	47,258,815
Constellation Brands, Inc. - Class A	26,485	4,860,527
Keurig Dr. Pepper, Inc.	203,478	6,963,017
Molson Coors Beverage Co. - Class B	29,342	1,786,047
Monster Beverage Corp. (a)	119,334	6,983,426
PepsiCo, Inc.	233,739	35,046,826
		103,952,088
Security Description	Shares	Value
Biotechnology — 1.8%
AbbVie, Inc.	300,862	$63,036,606
Amgen, Inc.	91,554	28,523,649
Biogen, Inc. (a)	24,946	3,413,611
Gilead Sciences, Inc. (b)	212,396	23,798,972
Incyte Corp. (a)	27,374	1,657,496
Moderna, Inc. (a)	57,713	1,636,163
Regeneron Pharmaceuticals, Inc.	17,930	11,371,744
Vertex Pharmaceuticals, Inc. (a)	43,764	21,217,662
		154,655,903
Broadline Retail — 3.7%
Amazon.com, Inc. (a) (b)	1,607,455	305,834,388
eBay, Inc.	81,634	5,529,071
		311,363,459
Building Products — 0.5%
A.O. Smith Corp. (b)	20,125	1,315,370
Allegion PLC	14,814	1,932,634
Builders FirstSource, Inc. (a)	19,613	2,450,448
Carrier Global Corp.	137,628	8,725,615
Johnson Controls International PLC (b)	112,504	9,012,696
Lennox International, Inc.	5,458	3,061,010
Masco Corp.	36,127	2,512,272
Trane Technologies PLC (b)	38,225	12,878,767
		41,888,812
Capital Markets — 3.1%
Ameriprise Financial, Inc.	16,395	7,936,983
Bank of New York Mellon Corp.	122,311	10,258,224
Blackrock, Inc. (b)	24,812	23,484,062
Blackstone, Inc.	124,739	17,436,017
Cboe Global Markets, Inc.	17,841	4,037,240
Charles Schwab Corp.	290,425	22,734,469
CME Group, Inc.	61,415	16,292,785
FactSet Research Systems, Inc. (b)	6,481	2,946,522
Franklin Resources, Inc. (b)	52,829	1,016,958
Goldman Sachs Group, Inc.	53,180	29,051,702
Intercontinental Exchange, Inc.	97,921	16,891,372
Invesco Ltd.	76,350	1,158,230
KKR & Co., Inc.	115,046	13,300,468
MarketAxess Holdings, Inc. (b)	6,426	1,390,265
Moody's Corp.	26,382	12,285,834
Morgan Stanley	210,883	24,603,720
MSCI, Inc.	13,234	7,483,827
Nasdaq, Inc.	70,526	5,350,102
Northern Trust Corp.	33,398	3,294,713
Raymond James Financial, Inc. (b)	31,429	4,365,802
S&P Global, Inc.	53,684	27,276,840
State Street Corp.	49,162	4,401,474
T. Rowe Price Group, Inc. (b)	37,942	3,485,732
		260,483,341
Chemicals — 1.3%
Air Products & Chemicals, Inc.	37,916	11,182,187
Albemarle Corp. (b)	20,037	1,443,065
BHFTII-211

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
CF Industries Holdings, Inc.	29,657	$2,317,695
Corteva, Inc.	116,836	7,352,489
Dow, Inc.	119,951	4,188,689
DuPont de Nemours, Inc.	71,246	5,320,651
Eastman Chemical Co. (b)	19,627	1,729,335
Ecolab, Inc.	42,950	10,888,684
International Flavors & Fragrances, Inc.	43,574	3,381,778
Linde PLC	81,150	37,786,686
LyondellBasell Industries NV - Class A (b)	44,174	3,109,850
Mosaic Co.	54,134	1,462,159
PPG Industries, Inc.	39,538	4,323,480
Sherwin-Williams Co.	39,489	13,789,164
		108,275,912
Commercial Services & Supplies — 0.6%
Cintas Corp.	58,458	12,014,873
Copart, Inc. (a)	149,431	8,456,300
Republic Services, Inc.	34,594	8,377,283
Rollins, Inc.	47,864	2,586,092
Veralto Corp.	42,147	4,107,225
Waste Management, Inc. (b)	62,247	14,410,803
		49,952,576
Communications Equipment — 0.9%
Arista Networks, Inc. (a)	176,050	13,640,354
Cisco Systems, Inc.	678,765	41,886,588
F5, Inc. (a)	9,825	2,616,103
Juniper Networks, Inc.	56,426	2,042,057
Motorola Solutions, Inc.	28,482	12,469,704
		72,654,806
Construction & Engineering — 0.1%
Quanta Services, Inc.	25,157	6,394,406
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,416	4,980,202
Vulcan Materials Co. (b)	22,507	5,250,883
		10,231,085
Consumer Finance — 0.6%
American Express Co.	94,586	25,448,363
Capital One Financial Corp.	64,966	11,648,404
Discover Financial Services	42,777	7,302,034
Synchrony Financial	66,252	3,507,381
		47,906,182
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	75,652	71,550,149
Dollar General Corp.	37,481	3,295,704
Dollar Tree, Inc. (a) (b)	34,449	2,586,087
Kroger Co.	113,455	7,679,769
Sysco Corp.	83,377	6,256,610
Target Corp. (b)	78,091	8,149,577
Walgreens Boots Alliance, Inc.	122,237	1,365,387
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Walmart, Inc.	739,313	$64,904,288
		165,787,571
Containers & Packaging — 0.2%
Amcor PLC (b)	246,324	2,389,343
Avery Dennison Corp.	13,693	2,436,943
Ball Corp.	50,859	2,648,228
International Paper Co. (b)	89,858	4,793,924
Packaging Corp. of America	15,196	3,009,112
Smurfit WestRock PLC	84,262	3,796,846
		19,074,396
Distributors — 0.1%
Genuine Parts Co.	23,695	2,823,022
LKQ Corp.	44,303	1,884,650
Pool Corp. (b)	6,486	2,064,818
		6,772,490
Diversified Telecommunication Services — 0.8%
AT&T, Inc. (b)	1,223,349	34,596,310
Verizon Communications, Inc. (b)	717,443	32,543,214
		67,139,524
Electric Utilities — 1.6%
Alliant Energy Corp.	43,731	2,814,090
American Electric Power Co., Inc. (b)	90,873	9,929,693
Constellation Energy Corp.	53,316	10,750,105
Duke Energy Corp.	132,250	16,130,532
Edison International	65,980	3,887,542
Entergy Corp.	73,081	6,247,695
Evergy, Inc.	39,193	2,702,357
Eversource Energy	62,509	3,882,434
Exelon Corp.	171,315	7,894,195
FirstEnergy Corp.	87,415	3,533,314
NextEra Energy, Inc. (b)	350,465	24,844,464
NRG Energy, Inc.	34,522	3,295,470
PG&E Corp.	373,842	6,422,606
Pinnacle West Capital Corp. (b)	19,377	1,845,659
PPL Corp.	125,824	4,543,505
Southern Co. (b)	186,733	17,170,099
Xcel Energy, Inc. (b)	97,865	6,927,863
		132,821,623
Electrical Equipment — 0.7%
AMETEK, Inc.	39,421	6,785,931
Eaton Corp. PLC	67,352	18,308,294
Emerson Electric Co.	96,103	10,536,733
GE Vernova, Inc.	47,021	14,354,571
Generac Holdings, Inc. (a)	10,159	1,286,637
Hubbell, Inc.	9,146	3,026,503
Rockwell Automation, Inc.	19,271	4,979,241
		59,277,910
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	206,399	13,537,710
BHFTII-212

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
CDW Corp.	22,711	$3,639,665
Corning, Inc. (b)	131,382	6,014,668
Jabil, Inc.	18,667	2,540,019
Keysight Technologies, Inc. (a)	29,467	4,413,273
TE Connectivity PLC	50,847	7,185,698
Teledyne Technologies, Inc. (a)	7,942	3,952,813
Trimble, Inc. (a)	41,889	2,750,013
Zebra Technologies Corp. - Class A (a)	8,756	2,474,095
		46,507,954
Energy Equipment & Services — 0.3%
Baker Hughes Co.	168,740	7,416,123
Halliburton Co. (b)	147,945	3,753,365
Schlumberger NV	238,741	9,979,374
		21,148,862
Entertainment — 1.4%
Electronic Arts, Inc.	40,418	5,841,209
Live Nation Entertainment, Inc. (a) (b)	26,724	3,489,620
Netflix, Inc. (a)	72,901	67,982,370
Take-Two Interactive Software, Inc. (a)	27,974	5,797,611
TKO Group Holdings, Inc.	11,348	1,734,088
Walt Disney Co.	308,094	30,408,878
Warner Bros Discovery, Inc. (a) (b)	380,455	4,082,282
		119,336,058
Financial Services — 4.8%
Apollo Global Management, Inc.	76,179	10,431,952
Berkshire Hathaway, Inc. - Class B (a)	312,383	166,368,938
Corpay, Inc. (a) (b)	11,881	4,143,142
Fidelity National Information Services, Inc.	90,273	6,741,588
Fiserv, Inc. (a) (b)	96,958	21,411,235
Global Payments, Inc.	42,200	4,132,224
Jack Henry & Associates, Inc. (b)	12,423	2,268,440
Mastercard, Inc. - Class A (b)	138,795	76,076,316
PayPal Holdings, Inc. (a)	168,592	11,000,628
Visa, Inc. - Class A (b)	293,706	102,932,205
		405,506,668
Food Products — 0.6%
Archer-Daniels-Midland Co. (b)	81,554	3,915,408
Bunge Global SA	22,748	1,738,402
Campbell's Co. (b)	33,531	1,338,557
Conagra Brands, Inc.	81,347	2,169,524
General Mills, Inc. (b)	93,944	5,616,912
Hershey Co. (b)	25,178	4,306,193
Hormel Foods Corp.	49,590	1,534,315
J.M. Smucker Co. (b)	18,136	2,147,484
Kellanova (b)	45,821	3,779,774
Kraft Heinz Co. (b)	148,669	4,523,998
Lamb Weston Holdings, Inc.	24,309	1,295,670
McCormick & Co., Inc.	43,035	3,542,211
Mondelez International, Inc. - Class A (b)	220,450	14,957,532
Tyson Foods, Inc. - Class A	48,773	3,112,205
		53,978,185
Security Description	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp. (b)	27,051	$4,181,544
Ground Transportation — 0.9%
CSX Corp.	328,652	9,672,228
JB Hunt Transport Services, Inc.	13,538	2,002,947
Norfolk Southern Corp.	38,590	9,140,041
Old Dominion Freight Line, Inc. (b)	32,019	5,297,544
Uber Technologies, Inc. (a)	356,021	25,939,690
Union Pacific Corp.	102,986	24,329,413
		76,381,863
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	295,596	39,210,809
Align Technology, Inc. (a)	11,959	1,899,807
Baxter International, Inc.	87,017	2,978,592
Becton Dickinson & Co. (b)	48,935	11,209,051
Boston Scientific Corp. (a)	251,178	25,338,837
Cooper Cos., Inc. (a)	34,014	2,869,081
Dexcom, Inc. (a)	66,585	4,547,090
Edwards Lifesciences Corp. (a)	100,517	7,285,472
GE HealthCare Technologies, Inc.	77,935	6,290,134
Hologic, Inc. (a)	38,241	2,362,146
IDEXX Laboratories, Inc. (a) (b)	13,955	5,860,402
Insulet Corp. (a)	11,954	3,139,240
Intuitive Surgical, Inc. (a)	60,784	30,104,492
Medtronic PLC	218,534	19,637,465
ResMed, Inc. (b)	25,030	5,602,965
Solventum Corp. (a) (b)	23,553	1,790,970
STERIS PLC	16,744	3,795,028
Stryker Corp. (b)	58,528	21,787,048
Zimmer Biomet Holdings, Inc. (b)	33,927	3,839,858
		199,548,487
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	41,169	5,671,853
Cencora, Inc.	29,413	8,179,461
Centene Corp. (a)	84,515	5,130,906
Cigna Group	46,661	15,351,469
CVS Health Corp.	214,872	14,557,578
DaVita, Inc. (a)	7,498	1,146,969
Elevance Health, Inc.	39,526	17,192,229
HCA Healthcare, Inc.	30,473	10,529,945
Henry Schein, Inc. (a) (b)	21,248	1,455,276
Humana, Inc.	20,560	5,440,176
Labcorp Holdings, Inc.	14,213	3,307,934
McKesson Corp.	21,359	14,374,393
Molina Healthcare, Inc. (a)	9,459	3,115,700
Quest Diagnostics, Inc. (b)	18,917	3,200,756
UnitedHealth Group, Inc.	156,841	82,145,474
Universal Health Services, Inc. - Class B	10,006	1,880,127
		192,680,246
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (b)	26,254	2,428,758
Healthpeak Properties, Inc.	119,224	2,410,709
Ventas, Inc.	74,500	5,122,620
BHFTII-213

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs—(Continued)
Welltower, Inc. (b)	103,830	$15,907,794
		25,869,881
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. (b)	119,132	1,692,866
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. - Class A (a)	73,773	8,812,923
Booking Holdings, Inc.	5,641	25,987,579
Caesars Entertainment, Inc. (a) (b)	36,212	905,300
Carnival Corp. (a)	178,569	3,487,453
Chipotle Mexican Grill, Inc. (a)	230,984	11,597,707
Darden Restaurants, Inc.	19,965	4,147,928
Domino's Pizza, Inc. (b)	5,885	2,703,863
DoorDash, Inc. - Class A (a)	57,818	10,567,396
Expedia Group, Inc.	21,019	3,533,294
Hilton Worldwide Holdings, Inc. (b)	41,004	9,330,460
Las Vegas Sands Corp.	58,564	2,262,327
Marriott International, Inc. - Class A (b)	38,998	9,289,324
McDonald's Corp.	122,131	38,150,060
MGM Resorts International (a)	38,128	1,130,114
Norwegian Cruise Line Holdings Ltd. (a)	74,937	1,420,805
Royal Caribbean Cruises Ltd.	42,197	8,668,952
Starbucks Corp. (b)	193,586	18,988,851
Wynn Resorts Ltd.	15,265	1,274,627
Yum! Brands, Inc.	47,561	7,484,199
		169,743,162
Household Durables — 0.3%
DR Horton, Inc.	48,334	6,144,701
Garmin Ltd.	26,181	5,684,681
Lennar Corp. - Class A	39,796	4,567,785
Mohawk Industries, Inc. (a)	8,928	1,019,399
NVR, Inc. (a) (b)	510	3,694,639
PulteGroup, Inc. (b)	34,504	3,547,011
		24,658,216
Household Products — 1.1%
Church & Dwight Co., Inc.	41,919	4,614,863
Clorox Co.	20,994	3,091,366
Colgate-Palmolive Co.	138,306	12,959,272
Kimberly-Clark Corp.	56,527	8,039,270
Procter & Gamble Co.	399,624	68,103,922
		96,808,693
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (b)	121,177	1,505,018
Vistra Corp.	57,983	6,809,524
		8,314,542
Industrial Conglomerates — 0.4%
3M Co.	92,524	13,588,075
Honeywell International, Inc.	110,819	23,465,923
		37,053,998
Security Description	Shares	Value
Industrial REITs — 0.2%
Prologis, Inc. (b)	157,961	$17,658,460
Insurance — 2.3%
Aflac, Inc.	84,355	9,379,433
Allstate Corp.	45,163	9,351,903
American International Group, Inc.	101,119	8,791,286
Aon PLC - Class A (b)	36,857	14,709,260
Arch Capital Group Ltd.	63,888	6,144,748
Arthur J Gallagher & Co. (b)	43,349	14,965,809
Assurant, Inc.	8,740	1,833,215
Brown & Brown, Inc.	40,446	5,031,482
Chubb Ltd.	63,510	19,179,385
Cincinnati Financial Corp.	26,654	3,937,329
Erie Indemnity Co. - Class A (b)	4,251	1,781,382
Everest Group Ltd.	7,325	2,661,392
Globe Life, Inc.	14,306	1,884,386
Hartford Insurance Group, Inc.	49,014	6,064,502
Loews Corp.	30,109	2,767,318
Marsh & McLennan Cos., Inc. (b)	83,701	20,425,555
MetLife, Inc. (c)	98,664	7,921,733
Principal Financial Group, Inc.	35,862	3,025,677
Progressive Corp.	99,838	28,255,152
Prudential Financial, Inc.	60,330	6,737,654
Travelers Cos., Inc.	38,640	10,218,734
W.R. Berkley Corp.	51,170	3,641,257
Willis Towers Watson PLC (b)	17,010	5,748,530
		194,457,122
Interactive Media & Services — 5.9%
Alphabet, Inc. - Class A	994,095	153,726,851
Alphabet, Inc. - Class C (d)	805,675	125,870,605
Match Group, Inc. (b)	42,792	1,335,110
Meta Platforms, Inc. - Class A	373,216	215,106,774
		496,039,340
IT Services — 1.1%
Accenture PLC - Class A	106,598	33,262,840
Akamai Technologies, Inc. (a) (b)	25,602	2,060,961
Cognizant Technology Solutions Corp. - Class A (b)	84,295	6,448,568
EPAM Systems, Inc. (a)	9,666	1,632,007
Gartner, Inc. (a)	13,092	5,495,236
GoDaddy, Inc. - Class A (a)	24,065	4,335,069
International Business Machines Corp.	157,584	39,184,837
VeriSign, Inc. (a)	13,865	3,519,908
		95,939,426
Leisure Products — 0.0%
Hasbro, Inc.	22,348	1,374,179
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,620	5,687,568
Bio-Techne Corp.	26,942	1,579,609
Charles River Laboratories International, Inc. (a) (b)	8,714	1,311,631
Danaher Corp.	109,072	22,359,760
IQVIA Holdings, Inc. (a)	28,511	5,026,489
Mettler-Toledo International, Inc. (a) (b)	3,565	4,209,944
BHFTII-214

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Revvity, Inc. (b)	20,741	$2,194,398
Thermo Fisher Scientific, Inc.	65,188	32,437,549
Waters Corp. (a) (b)	10,119	3,729,560
West Pharmaceutical Services, Inc.	12,342	2,763,127
		81,299,635
Machinery — 1.5%
Caterpillar, Inc.	81,452	26,862,870
Cummins, Inc.	23,430	7,343,899
Deere & Co.	43,167	20,260,432
Dover Corp.	23,386	4,108,453
Fortive Corp.	58,149	4,255,344
IDEX Corp.	12,905	2,335,418
Illinois Tool Works, Inc.	45,518	11,288,919
Ingersoll Rand, Inc.	68,661	5,494,940
Nordson Corp. (b)	9,243	1,864,498
Otis Worldwide Corp.	67,577	6,973,946
PACCAR, Inc. (b)	89,371	8,702,054
Parker-Hannifin Corp. (b)	21,945	13,339,268
Pentair PLC	28,159	2,463,349
Snap-on, Inc.	8,929	3,009,162
Stanley Black & Decker, Inc. (b)	26,273	2,019,868
Westinghouse Air Brake Technologies Corp.	29,117	5,280,368
Xylem, Inc.	41,404	4,946,122
		130,548,910
Media — 0.5%
Charter Communications, Inc. - Class A (a) (b)	16,450	6,062,318
Comcast Corp. - Class A	642,775	23,718,397
Fox Corp. - Class A	37,126	2,101,332
Fox Corp. - Class B	22,483	1,185,079
Interpublic Group of Cos., Inc.	63,486	1,724,280
News Corp. - Class A	64,430	1,753,785
News Corp. - Class B	19,038	578,184
Omnicom Group, Inc. (b)	33,487	2,776,407
Paramount Global - Class B	101,396	1,212,696
		41,112,478
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	244,914	9,272,444
Newmont Corp.	194,021	9,367,334
Nucor Corp.	40,018	4,815,766
Steel Dynamics, Inc. (b)	24,130	3,018,180
		26,473,724
Multi-Utilities — 0.7%
Ameren Corp. (b)	45,998	4,618,199
CenterPoint Energy, Inc. (b)	111,070	4,024,066
CMS Energy Corp.	50,922	3,824,752
Consolidated Edison, Inc. (b)	59,045	6,529,787
Dominion Energy, Inc.	143,159	8,026,925
DTE Energy Co.	35,319	4,883,558
NiSource, Inc.	80,090	3,210,808
Public Service Enterprise Group, Inc.	84,910	6,988,093
Sempra	107,947	7,703,098
Security Description	Shares	Value
Multi-Utilities—(Continued)
WEC Energy Group, Inc.	54,141	$5,900,286
		55,709,572
Office REITs — 0.0%
BXP, Inc. (b)	24,800	1,666,312
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. (b)	63,048	1,325,269
Chevron Corp.	284,832	47,649,545
ConocoPhillips	217,441	22,835,654
Coterra Energy, Inc.	125,509	3,627,210
Devon Energy Corp.	111,952	4,187,005
Diamondback Energy, Inc.	31,848	5,091,858
EOG Resources, Inc.	95,856	12,292,573
EQT Corp.	101,690	5,433,297
Expand Energy Corp.	35,840	3,989,709
Exxon Mobil Corp.	741,864	88,229,886
Hess Corp.	47,103	7,523,762
Kinder Morgan, Inc. (b)	329,452	9,399,266
Marathon Petroleum Corp.	53,854	7,845,989
Occidental Petroleum Corp. (b)	115,141	5,683,360
ONEOK, Inc.	105,738	10,491,324
Phillips 66 Co. (b)	70,384	8,691,016
Targa Resources Corp.	37,163	7,450,067
Texas Pacific Land Corp. (b)	3,211	4,254,543
Valero Energy Corp. (b)	53,954	7,125,705
Williams Cos., Inc. (b)	207,749	12,415,080
		275,542,118
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	109,351	4,767,704
Southwest Airlines Co. (b)	101,004	3,391,714
United Airlines Holdings, Inc. (a)	56,049	3,870,183
		12,029,601
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A (b)	39,909	2,633,994
Kenvue, Inc.	326,750	7,835,465
		10,469,459
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	345,847	21,093,209
Eli Lilly & Co.	134,285	110,907,324
Johnson & Johnson	410,320	68,047,469
Merck & Co., Inc.	431,115	38,696,882
Pfizer, Inc.	965,802	24,473,423
Viatris, Inc.	203,419	1,771,779
Zoetis, Inc.	76,315	12,565,265
		277,555,351
Professional Services — 0.7%
Automatic Data Processing, Inc.	69,341	21,185,755
Broadridge Financial Solutions, Inc.	19,943	4,835,380
Dayforce, Inc. (a) (b)	27,097	1,580,568
Equifax, Inc.	21,133	5,147,153
BHFTII-215

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Jacobs Solutions, Inc.	20,884	$2,524,667
Leidos Holdings, Inc.	22,354	3,016,449
Paychex, Inc. (b)	54,614	8,425,848
Paycom Software, Inc. (b)	8,025	1,753,302
Verisk Analytics, Inc.	24,066	7,162,523
		55,631,645
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	50,374	6,587,912
CoStar Group, Inc. (a) (b)	71,822	5,690,457
		12,278,369
Residential REITs — 0.3%
AvalonBay Communities, Inc. (b)	24,212	5,196,380
Camden Property Trust	18,181	2,223,536
Equity Residential (b)	58,240	4,168,819
Essex Property Trust, Inc.	10,953	3,357,861
Invitation Homes, Inc.	97,095	3,383,761
Mid-America Apartment Communities, Inc. (b)	19,923	3,338,696
UDR, Inc.	51,312	2,317,763
		23,986,816
Retail REITs — 0.3%
Federal Realty Investment Trust	13,142	1,285,550
Kimco Realty Corp. (b)	115,803	2,459,656
Realty Income Corp. (b)	149,158	8,652,656
Regency Centers Corp. (b)	27,818	2,051,856
Simon Property Group, Inc.	52,268	8,680,669
		23,130,387
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc. (a)	276,171	28,373,809
Analog Devices, Inc.	84,549	17,050,997
Applied Materials, Inc.	138,505	20,099,846
Broadcom, Inc.	798,847	133,750,953
Enphase Energy, Inc. (a)	22,576	1,400,841
First Solar, Inc. (a) (b)	18,245	2,306,715
Intel Corp.	737,944	16,758,708
KLA Corp.	22,648	15,396,110
Lam Research Corp.	218,769	15,904,506
Microchip Technology, Inc.	91,658	4,437,164
Micron Technology, Inc. (b)	189,883	16,498,934
Monolithic Power Systems, Inc. (b)	8,151	4,727,417
NVIDIA Corp.	4,173,734	452,349,291
NXP Semiconductors NV	43,315	8,232,449
ON Semiconductor Corp. (a) (b)	71,821	2,922,396
QUALCOMM, Inc.	188,491	28,954,103
Skyworks Solutions, Inc. (b)	27,394	1,770,474
Teradyne, Inc.	27,755	2,292,563
Texas Instruments, Inc.	155,144	27,879,377
		801,106,653
Software — 9.4%
Adobe, Inc. (a)	74,188	28,453,324
ANSYS, Inc. (a) (b)	14,904	4,718,010
Security Description	Shares	Value
Software—(Continued)
Autodesk, Inc. (a)	36,642	$9,592,876
Cadence Design Systems, Inc. (a)	46,741	11,887,639
Crowdstrike Holdings, Inc. - Class A (a) (b)	41,978	14,800,603
Fair Isaac Corp. (a)	4,162	7,675,394
Fortinet, Inc. (a)	108,417	10,436,220
Gen Digital, Inc. (b)	92,429	2,453,066
Intuit, Inc.	47,705	29,290,393
Microsoft Corp.	1,266,945	475,598,484
Oracle Corp. (b)	276,471	38,653,410
Palantir Technologies, Inc. - Class A (a)	349,341	29,484,380
Palo Alto Networks, Inc. (a) (b)	112,839	19,254,847
PTC, Inc. (a)	20,506	3,177,405
Roper Technologies, Inc.	18,275	10,774,574
Salesforce, Inc.	163,098	43,768,979
ServiceNow, Inc. (a)	35,108	27,950,883
Synopsys, Inc. (a)	26,344	11,297,624
Tyler Technologies, Inc. (a)	7,294	4,240,659
Workday, Inc. - Class A (a)	36,471	8,517,073
		792,025,843
Specialized REITs — 0.9%
American Tower Corp.	79,638	17,329,229
Crown Castle, Inc.	74,066	7,719,899
Digital Realty Trust, Inc. (b)	53,929	7,727,486
Equinix, Inc.	16,588	13,525,026
Extra Space Storage, Inc.	36,127	5,364,498
Iron Mountain, Inc.	50,061	4,307,249
Millrose Properties, Inc. (a)	2	53
Public Storage	26,859	8,038,630
SBA Communications Corp.	18,325	4,031,683
VICI Properties, Inc.	179,658	5,860,444
Weyerhaeuser Co.	123,657	3,620,677
		77,524,874
Specialty Retail — 1.8%
AutoZone, Inc. (a)	2,861	10,908,364
Best Buy Co., Inc.	33,157	2,440,687
CarMax, Inc. (a)	26,211	2,042,361
Home Depot, Inc.	169,295	62,044,924
Lowe's Cos., Inc. (b)	96,231	22,443,956
O'Reilly Automotive, Inc. (a)	9,797	14,034,986
Ross Stores, Inc.	56,228	7,185,376
TJX Cos., Inc.	191,585	23,335,053
Tractor Supply Co. (b)	91,040	5,016,304
Ulta Beauty, Inc. (a)	7,903	2,896,766
Williams-Sonoma, Inc.	20,979	3,316,780
		155,665,557
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	2,560,153	568,686,786
Dell Technologies, Inc. - Class C (b)	53,166	4,846,081
Hewlett Packard Enterprise Co.	223,839	3,453,836
HP, Inc.	159,825	4,425,554
NetApp, Inc.	34,648	3,043,480
Seagate Technology Holdings PLC	36,080	3,064,996
Super Micro Computer, Inc. (a) (b)	85,824	2,938,614
BHFTII-216

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Western Digital Corp. (a) (b)	59,278	$2,396,609
		592,855,956
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (a) (b)	25,866	2,892,077
Lululemon Athletica, Inc. (a)	19,095	5,405,031
NIKE, Inc. - Class B (b)	201,313	12,779,349
Ralph Lauren Corp.	6,797	1,500,370
Tapestry, Inc.	35,280	2,484,065
		25,060,892
Tobacco — 0.7%
Altria Group, Inc. (b)	288,840	17,336,177
Philip Morris International, Inc.	264,988	42,061,545
		59,397,722
Trading Companies & Distributors — 0.3%
Fastenal Co.	97,725	7,578,574
United Rentals, Inc.	11,130	6,975,171
WW Grainger, Inc.	7,553	7,461,080
		22,014,825
Water Utilities — 0.1%
American Water Works Co., Inc. (b)	33,215	4,899,877
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	81,725	21,796,875
Total Common Stocks (Cost $3,022,565,047)		8,104,424,224

Mutual Funds—3.1%
Investment Company Securities — 3.1%
SPDR S&P 500 ETF Trust (b) (Cost $271,444,539)	468,000	261,794,520

Short-Term Investments—0.6%
U.S. Treasury—0.6%
U.S. Treasury Bills
Zero Coupon, 04/01/25 (e)	16,225,000	16,225,000
3.850%, 04/10/25 (e)	4,025,000	4,020,723
3.860%, 04/10/25 (e)	32,245,000	32,210,740
Total Short-Term Investments (Cost $52,459,263)		52,456,463

Securities Lending Reinvestments (f)—5.7%
Certificates of Deposit—0.3%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (g)	1,000,000	999,998
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (g)	2,000,000	1,999,976
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (g)	2,000,000	$2,001,180
Credit Industriel et Commercial
Zero Coupon, 05/12/25	2,000,000	1,989,780
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/13/25	5,000,000	4,973,850
Mizuho Bank Ltd.
4.540%, SOFR + 0.180%, 09/11/25 (g)	2,000,000	1,999,364
4.560%, SOFR + 0.200%, 08/19/25 (g)	2,000,000	2,000,112
4.590%, SOFR + 0.230%, 05/09/25 (g)	5,000,000	5,000,050
Royal Bank of Canada
4.680%, SOFR + 0.340%, 05/08/25 (g)	1,000,000	1,000,195
Toronto-Dominion Bank
4.700%, SOFR + 0.340%, 05/09/25 (g)	1,000,000	999,983
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,131
		23,964,619
Commercial Paper—0.2%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (g)	5,000,000	4,999,745
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	3,000,000	2,991,187
Thunder Bay Funding LLC
4.380%, 06/03/25	2,000,000	1,984,338
4.490%, SOFR + 0.130%, 06/05/25 (g)	1,000,000	999,926
		12,964,168
Repurchase Agreements—2.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $27,003,262; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $27,540,014	27,000,000	27,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $1,500,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $1,531,779	1,500,000	1,500,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $6,100,739; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $6,222,754	6,100,000	6,100,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $20,501,556; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $20,401,999	20,000,000	20,000,000
BHFTII-217

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $13,001,621; collateralized by various Common Stock with an aggregate market value of $14,496,529	13,000,000	$13,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $33,629,138; collateralized by various Common Stock with an aggregate market value of $37,467,465	33,600,000	33,600,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $58,051,201; collateralized by various Common Stock with an aggregate market value of $64,677,898	58,000,000	58,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $10,001,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $10,200,003	10,000,000	10,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $8,000,969; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $8,160,988	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $3,000,358; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $3,060,001	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,136	1,000,000	1,000,000
		181,200,000
Time Deposits—0.3%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	21,393,878	21,393,878
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (g)	6,000,000	6,000,000
		27,393,878

Security Description	Shares	Value

Mutual Funds—2.8%
Allspring Government Money Market Fund, Select Class, 4.270% (h)	30,000,000	$30,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (h)	45,000,000	45,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (h)	30,000,000	30,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (h)	23,000,000	23,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (h)	30,000,000	30,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (h)	45,000,000	45,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (h)	30,000,000	30,000,000
		233,000,000
Total Securities Lending Reinvestments (Cost $478,523,286)		478,522,665
Total Investments—105.5% (Cost $3,824,992,135)		8,897,197,872
Other assets and liabilities (net)—(5.5)%		(466,708,594)
Net Assets—100.0%		$8,430,489,278

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $625,437,276 and the collateral received consisted of cash in the amount of $478,414,165 and non-cash collateral with a value of $155,413,234. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $18,747,600.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
MetLife, Inc.	$8,337,677	$(262,008)	$133,996	$(287,932)	$7,921,733
BHFTII-218

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
MetLife, Inc.	$55,496	98,664
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/20/25	160	USD	45,226,000	$(8,415)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,104,424,224	$—	$—	$8,104,424,224
Total Mutual Funds*	261,794,520	—	—	261,794,520
Total Short-Term Investments*	—	52,456,463	—	52,456,463
Securities Lending Reinvestments
Certificates of Deposit	—	23,964,619	—	23,964,619
Commercial Paper	—	12,964,168	—	12,964,168
Repurchase Agreements	—	181,200,000	—	181,200,000
Time Deposits	—	27,393,878	—	27,393,878
Mutual Funds	233,000,000	—	—	233,000,000
Total Securities Lending Reinvestments	233,000,000	245,522,665	—	478,522,665
Total Investments	$8,599,218,744	$297,979,128	$—	$8,897,197,872
Collateral for Securities Loaned (Liability)	$—	$(478,414,165)	$—	$(478,414,165)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(8,415)	$—	$—	$(8,415)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-219

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—59.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
Boeing Co. (a)	13,692	$2,335,171
General Dynamics Corp.	11,371	3,099,507
L3Harris Technologies, Inc.	17,149	3,589,457
		9,024,135
Automobile Components — 1.4%
Aptiv PLC (a) (b)	74,800	4,450,600
Lear Corp. (b)	43,565	3,843,304
		8,293,904
Banks — 3.9%
Bank of America Corp.	211,183	8,812,667
JPMorgan Chase & Co.	29,773	7,303,317
PNC Financial Services Group, Inc.	23,789	4,181,392
Wells Fargo & Co.	34,999	2,512,578
		22,809,954
Beverages — 0.7%
Constellation Brands, Inc. - Class A	13,906	2,552,029
Diageo PLC	66,556	1,736,231
		4,288,260
Building Products — 2.4%
Johnson Controls International PLC	102,900	8,243,319
Masco Corp.	84,240	5,858,050
		14,101,369
Capital Markets — 6.4%
Charles Schwab Corp.	175,562	13,742,993
CME Group, Inc.	15,622	4,144,361
Goldman Sachs Group, Inc.	17,696	9,667,148
Morgan Stanley	28,782	3,357,996
Northern Trust Corp.	70,597	6,964,394
		37,876,892
Chemicals — 2.0%
Air Products & Chemicals, Inc.	4,693	1,384,060
Axalta Coating Systems Ltd. (a)	85,493	2,835,803
DuPont de Nemours, Inc.	41,393	3,091,229
PPG Industries, Inc.	39,038	4,268,805
		11,579,897
Consumer Staples Distribution & Retail — 0.4%
Target Corp.	13,491	1,407,921
U.S. Foods Holding Corp. (a)	13,692	896,278
		2,304,199
Distributors — 0.6%
LKQ Corp.	90,055	3,830,940
Electric Utilities — 2.6%
Duke Energy Corp.	42,470	5,180,066
Exelon Corp.	55,416	2,553,569
PG&E Corp.	333,606	5,731,351
Security Description	Shares	Value
Electric Utilities—(Continued)
Southern Co.	22,876	$2,103,448
		15,568,434
Electrical Equipment — 0.8%
Eaton Corp. PLC	8,186	2,225,200
Regal Rexnord Corp.	20,428	2,325,728
		4,550,928
Entertainment — 0.6%
Electronic Arts, Inc.	13,900	2,008,828
Warner Bros Discovery, Inc. (a) (b)	138,829	1,489,635
		3,498,463
Financial Services — 1.3%
Fidelity National Information Services, Inc. (b)	36,936	2,758,380
Fiserv, Inc. (a)	23,679	5,229,034
		7,987,414
Food Products — 0.2%
Archer-Daniels-Midland Co.	21,046	1,010,418
Ground Transportation — 1.0%
Union Pacific Corp.	25,393	5,998,842
Health Care Equipment & Supplies — 3.5%
Becton Dickinson & Co.	40,485	9,273,494
Medtronic PLC	124,318	11,171,216
		20,444,710
Health Care Providers & Services — 2.9%
Cigna Group	31,497	10,362,513
McKesson Corp.	8,316	5,596,585
Quest Diagnostics, Inc.	8,542	1,445,306
		17,404,404
Hotels, Restaurants & Leisure — 0.1%
Wendy's Co. (b)	56,696	829,463
Household Durables — 0.2%
Mohawk Industries, Inc. (a)	8,870	1,012,777
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	16,483	3,490,275
Insurance — 4.4%
Aon PLC - Class A	23,246	9,277,246
Chubb Ltd.	24,495	7,397,245
Principal Financial Group, Inc.	13,293	1,121,530
Travelers Cos., Inc.	6,848	1,811,022
Willis Towers Watson PLC	19,470	6,579,887
		26,186,930
Interactive Media & Services — 0.4%
Alphabet, Inc. - Class A	14,426	2,230,837
BHFTII-220

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.2%
Accenture PLC - Class A	9,289	$2,898,540
Amdocs Ltd.	23,541	2,154,001
Cognizant Technology Solutions Corp. - Class A	27,886	2,133,279
		7,185,820
Life Sciences Tools & Services — 0.5%
ICON PLC (a)	15,770	2,759,592
Machinery — 0.6%
AGCO Corp. (b)	13,736	1,271,542
Stanley Black & Decker, Inc. (b)	28,964	2,226,752
		3,498,294
Media — 2.5%
Comcast Corp. - Class A	231,676	8,548,845
Interpublic Group of Cos., Inc.	13,527	367,393
Omnicom Group, Inc.	71,933	5,963,965
		14,880,203
Metals & Mining — 0.2%
Glencore PLC (a)	304,619	1,120,581
Multi-Utilities — 0.6%
National Grid PLC	289,420	3,770,640
Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips	64,729	6,797,840
Exxon Mobil Corp.	48,839	5,808,422
Hess Corp.	60,328	9,636,192
Suncor Energy, Inc.	97,902	3,790,764
		26,033,218
Personal Care Products — 1.6%
Kenvue, Inc.	399,029	9,568,715
Pharmaceuticals — 3.9%
Johnson & Johnson	62,760	10,408,118
Organon & Co. (b)	38,111	567,473
Pfizer, Inc.	343,207	8,696,865
Roche Holding AG	10,075	3,312,686
		22,985,142
Professional Services — 0.8%
Dun & Bradstreet Holdings, Inc. (b)	419,526	3,750,563
Leidos Holdings, Inc.	6,746	910,305
		4,660,868
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	146,107	3,318,090
NXP Semiconductors NV	22,395	4,256,394
		7,574,484
Software — 1.3%
Microsoft Corp.	20,982	7,876,433
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.8%
Altria Group, Inc.	37,136	$2,228,903
Philip Morris International, Inc.	52,088	8,267,928
		10,496,831
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	13,246	3,532,841
Total Common Stocks (Cost $274,412,600)		350,267,107

U.S. Treasury & Government Agencies—19.2%
Agency Sponsored Mortgage-Backed — 10.3%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	96,608	73,352
1.500%, 10/01/51	159,780	120,932
2.000%, 02/01/42	412,841	351,025
2.000%, 08/01/51	454,048	363,521
2.000%, 11/01/51	208,289	167,817
2.000%, 02/01/52	938,054	749,698
2.500%, 04/01/37	161,093	149,157
2.500%, 04/01/48	55,686	47,469
2.500%, 10/01/51	255,864	215,315
2.500%, 12/01/51	2,195,873	1,830,618
2.500%, 03/01/52	214,893	179,849
2.500%, 04/01/52	489,113	407,158
2.500%, 09/01/52	55,919	46,642
3.000%, 01/01/38	159,352	148,385
3.000%, 10/01/42	196,950	177,358
3.000%, 04/01/43	483,448	435,368
3.000%, 05/01/43	406,745	366,208
3.000%, 05/01/46	170,851	152,056
3.000%, 10/01/46	388,676	345,917
3.000%, 11/01/46	410,056	364,357
3.000%, 03/01/48	35,084	30,903
3.000%, 07/01/50	17,158	15,166
3.000%, 03/01/52	33,578	29,160
3.000%, 04/01/52	152,790	132,808
3.000%, 05/01/52	348,330	302,052
3.000%, 06/01/52	734,778	637,442
3.500%, 11/01/37	108,261	103,360
3.500%, 02/01/42	161,032	150,294
3.500%, 04/01/42	97,177	90,698
3.500%, 12/01/42	293,649	274,068
3.500%, 04/01/43	37,866	35,341
3.500%, 07/01/43	14,196	13,249
3.500%, 08/01/43	176,446	164,529
3.500%, 12/01/45	94,722	87,423
3.500%, 12/01/46	457,585	419,615
3.500%, 05/01/52	85,011	77,333
3.500%, 06/01/52	261,836	236,320
3.500%, 04/01/53	469,896	424,105
4.000%, 08/01/37	29,286	28,702
4.000%, 11/01/40	132,493	127,602
4.000%, 01/01/41	283,970	273,485
4.000%, 04/01/44	104,125	98,944
4.000%, 08/01/47	166,223	156,398
BHFTII-221

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 04/01/35	10,474	$10,296
4.500%, 03/01/39	187,053	185,567
4.500%, 07/01/39	49,218	48,678
4.500%, 09/01/39	26,441	26,151
4.500%, 10/01/39	15,336	15,168
4.500%, 12/01/39	24,882	24,602
4.500%, 05/01/42	45,002	44,457
4.500%, 10/01/52	444,327	425,771
5.000%, 09/01/33	39,431	39,734
5.000%, 03/01/34	12,888	12,862
5.000%, 04/01/34	7,428	7,487
5.000%, 08/01/35	7,812	7,874
5.000%, 10/01/35	21,954	22,119
5.000%, 11/01/35	17,525	17,693
5.000%, 12/01/36	11,312	11,409
5.000%, 07/01/39	78,153	78,937
5.000%, 08/01/52	456,650	449,226
5.000%, 02/01/53	683,790	674,945
5.000%, 09/01/53	90,768	89,124
5.500%, 12/01/33	49,391	49,967
5.500%, 01/01/34	35,580	36,253
5.500%, 04/01/34	5,263	5,306
5.500%, 11/01/34	7,654	7,806
5.500%, 05/01/35	3,037	3,112
5.500%, 09/01/35	5,682	5,795
5.500%, 10/01/35	14,444	14,731
5.500%, 03/01/53	459,905	460,684
5.500%, 04/01/53	166,000	168,071
6.000%, 04/01/34	28,949	29,892
6.000%, 07/01/34	13,355	13,731
6.000%, 08/01/34	62,836	65,055
6.000%, 09/01/34	1,773	1,818
6.000%, 07/01/35	9,929	10,367
6.000%, 08/01/35	11,653	12,162
6.000%, 11/01/35	13,400	13,990
6.000%, 03/01/36	11,617	11,931
6.000%, 10/01/36	5,626	5,802
6.000%, 05/01/37	28,439	29,798
6.000%, 06/01/37	6,366	6,557
6.000%, 12/01/52	97,476	100,797
6.500%, 05/01/34	6,694	6,976
6.500%, 06/01/34	17,863	18,615
6.500%, 08/01/34	7,190	7,421
6.500%, 10/01/34	17,183	17,916
6.500%, 11/01/34	30,227	31,505
6.500%, 05/01/37	12,869	13,437
6.500%, 07/01/37	12,233	12,812
6.500%, 05/01/54	19,874	20,535
6.500%, 08/01/54	230,000	237,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.196%, 11/25/27 (c) (d)	5,207,000	27,366
0.248%, 12/25/27 (c) (d)	3,235,000	22,596
0.280%, 09/25/27 (c) (d)	3,341,000	25,583
0.280%, 11/25/27 (c) (d)	3,497,408	20,939
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.290%, 11/25/32 (c) (d)	2,569,201	$40,744
0.292%, 12/25/27 (c) (d)	3,579,000	29,405
0.320%, 11/25/27 (c) (d)	3,165,006	23,800
0.323%, 01/25/31 (c) (d)	1,560,976	22,824
0.327%, 08/25/27 (c) (d)	3,107,000	25,230
0.349%, 11/25/31 (c) (d)	2,325,421	46,082
0.363%, 12/25/27 (c) (d)	5,374,029	46,587
0.411%, 08/25/27 (c) (d)	1,967,324	16,994
0.497%, 12/25/31 (c) (d)	2,074,891	58,451
0.507%, 08/25/31 (c) (d)	483,396	12,978
0.512%, 03/25/31 (c) (d)	1,252,869	30,636
0.536%, 09/25/31 (c) (d)	1,578,796	47,618
0.564%, 07/25/27 (c) (d)	3,647,916	39,540
0.567%, 12/25/31 (c) (d)	3,517,256	110,856
0.638%, 06/25/27 (c) (d)	4,356,000	64,682
0.731%, 06/25/27 (c) (d)	1,364,555	17,680
0.732%, 03/25/31 (c) (d)	539,591	20,674
0.780%, 01/25/31 (c) (d)	658,188	26,336
0.855%, 09/25/31 (c) (d)	453,515	21,010
0.936%, 01/25/31 (c) (d)	441,180	20,561
0.938%, 07/25/31 (c) (d)	361,575	18,700
1.080%, 11/25/30 (c) (d)	400,945	21,213
1.087%, 07/25/29 (c) (d)	250,875	9,871
1.138%, 08/25/29 (c) (d)	1,561,988	65,904
1.169%, 09/25/30 (c) (d)	229,735	12,737
1.215%, 05/25/31 (c) (d)	240,722	15,215
1.341%, 06/25/30 (c) (d)	396,103	24,188
1.598%, 08/25/30 (c) (d)	357,560	26,591
1.666%, 05/25/30 (c) (d)	384,386	28,843
1.798%, 04/25/30 (c) (d)	300,000	23,499
1.798%, 05/25/30 (c) (d)	1,002,928	80,896
1.850%, 04/25/30 (c) (d)	808,011	64,735
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	27,464	26,158
3.500%, 08/15/42	111,904	105,033
4.500%, 12/15/40 (c)	5,392	501
5.000%, 01/15/40	36,506	37,258
5.500%, 02/15/36 (c)	12,679	2,057
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	90,617	78,276
3.500%, 10/25/58	147,627	138,814
Federal National Mortgage Association
1.500%, 02/01/42	28,766	23,568
1.500%, 09/01/51	896,947	679,005
2.000%, 12/01/36	64,827	58,758
2.000%, 02/01/42	600,038	510,006
2.000%, 03/01/42	374,363	318,770
2.000%, 04/01/42	636,316	540,840
2.000%, 08/01/50	200,648	160,821
2.000%, 01/01/51	45,856	36,923
2.000%, 02/01/51	74,132	59,851
2.000%, 04/01/51	168,104	134,547
2.000%, 10/01/51	67,735	54,001
BHFTII-222

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 12/01/51	60,548	$48,276
2.000%, 02/01/52	351,857	280,005
2.000%, 04/01/52	94,158	75,111
2.500%, 11/01/31	12,909	12,338
2.500%, 10/01/36	103,323	95,666
2.500%, 07/01/37	208,819	194,412
2.500%, 03/01/42	287,773	253,726
2.500%, 04/01/42	456,674	402,643
2.500%, 01/01/50	431,806	363,362
2.500%, 02/01/50	166,193	140,190
2.500%, 03/01/50	233,468	196,679
2.500%, 06/01/50	31,474	26,715
2.500%, 07/01/50	329,468	279,589
2.500%, 10/01/50	293,089	248,107
2.500%, 02/01/51	275,074	230,096
2.500%, 05/01/51	1,277,685	1,064,365
2.500%, 06/01/51	876,357	730,090
2.500%, 08/01/51	110,188	92,754
2.500%, 09/01/51	317,006	263,823
2.500%, 10/01/51	42,550	35,543
2.500%, 12/01/51	955,252	801,305
2.500%, 01/01/52	822,992	692,128
2.500%, 02/01/52	238,298	198,663
2.500%, 03/01/52	540,893	454,549
2.500%, 04/01/52	634,427	528,517
2.500%, 06/01/52	21,637	18,002
2.500%, 07/01/52	595,458	496,616
3.000%, 11/01/28	23,681	23,178
3.000%, 09/01/30	18,000	17,494
3.000%, 12/01/31	314,672	304,829
3.000%, 08/01/33	12,861	12,408
3.000%, 10/01/33	350,472	337,520
3.000%, 12/01/33	29,296	28,273
3.000%, 07/01/37	46,086	42,950
3.000%, 11/01/37	82,360	76,700
3.000%, 09/01/46	71,045	63,148
3.000%, 04/01/51	22,331	19,507
3.000%, 06/01/51	98,111	86,376
3.000%, 12/01/51	577,138	505,574
3.000%, 01/01/52	262,765	231,072
3.000%, 03/01/52	1,025,115	889,961
3.000%, 05/01/52	922,639	800,478
3.000%, 07/01/52	348,771	302,435
3.000%, 08/01/52	307,697	266,933
3.000%, 09/01/52	22,287	19,541
3.500%, 04/01/38	77,384	73,736
3.500%, 11/01/41	20,890	19,380
3.500%, 01/01/42	194,098	180,926
3.500%, 01/01/43	72,670	67,736
3.500%, 04/01/43	243,861	227,304
3.500%, 05/01/43	211,857	197,473
3.500%, 07/01/43	301,803	281,310
3.500%, 08/01/43	120,225	112,063
3.500%, 09/01/43	431,003	401,736
3.500%, 02/01/45	346,848	321,359
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.500%, 09/01/45	291,405	$269,175
3.500%, 10/01/45	240,478	222,253
3.500%, 01/01/46	86,319	79,672
3.500%, 05/01/46	92,333	85,032
3.500%, 07/01/46	306,448	281,582
3.500%, 05/01/52	189,860	171,382
4.000%, 09/01/40	211,065	203,127
4.000%, 11/01/40	61,711	59,358
4.000%, 12/01/40	139,374	133,394
4.000%, 02/01/41	75,446	72,585
4.000%, 06/01/41	141,699	136,296
4.000%, 11/01/41	64,204	61,756
4.000%, 01/01/42	437,437	420,523
4.000%, 04/01/42	41,674	40,058
4.000%, 10/01/42	53,640	51,566
4.000%, 12/01/42	53,142	51,059
4.000%, 01/01/43	67,083	64,376
4.000%, 04/01/43	14,243	13,696
4.000%, 05/01/43	123,210	118,344
4.000%, 06/01/43	56,345	54,196
4.000%, 07/01/43	46,884	44,955
4.000%, 04/01/44	33,350	32,043
4.000%, 05/01/44	114,077	109,607
4.000%, 11/01/44	41,635	39,504
4.000%, 06/01/47	141,512	134,175
4.000%, 05/01/53	577,199	538,611
4.500%, 08/01/33	36,514	36,268
4.500%, 03/01/34	98,016	97,006
4.500%, 07/01/38	192,122	190,596
4.500%, 01/01/40	31,516	31,062
4.500%, 08/01/40	8,013	7,916
4.500%, 02/01/41	50,881	50,249
4.500%, 04/01/41	119,034	117,361
4.500%, 11/01/42	28,087	27,688
4.500%, 01/01/43	73,166	72,126
4.500%, 04/01/44	452,796	446,368
4.500%, 06/01/44	41,710	41,057
4.500%, 09/01/52	379,427	364,323
5.000%, 03/01/26	70,678	70,990
5.000%, 11/01/33	19,731	19,857
5.000%, 03/01/34	17,454	17,551
5.000%, 05/01/34	5,855	5,893
5.000%, 08/01/34	6,913	6,959
5.000%, 09/01/34	27,393	27,573
5.000%, 06/01/35	17,988	18,104
5.000%, 07/01/35	56,955	57,353
5.000%, 08/01/35	18,712	18,837
5.000%, 09/01/35	11,964	12,048
5.000%, 10/01/35	49,045	49,363
5.000%, 07/01/39	24,473	24,687
5.000%, 10/01/39	32,558	32,869
5.000%, 11/01/39	14,363	14,489
5.000%, 11/01/40	22,876	23,065
5.000%, 03/01/41	17,738	17,879
5.000%, 02/01/53	389,101	382,170
BHFTII-223

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 02/01/33	1,269	$1,268
5.500%, 05/01/33	547	557
5.500%, 06/01/33	41,307	41,750
5.500%, 07/01/33	32,323	32,903
5.500%, 11/01/33	19,901	20,276
5.500%, 01/01/34	18,969	19,165
5.500%, 02/01/34	25,330	25,754
5.500%, 03/01/34	11,015	11,240
5.500%, 04/01/34	12,103	12,310
5.500%, 05/01/34	66,114	66,838
5.500%, 06/01/34	88,492	90,078
5.500%, 07/01/34	20,307	20,653
5.500%, 09/01/34	106,471	108,437
5.500%, 10/01/34	94,782	95,801
5.500%, 11/01/34	145,993	149,013
5.500%, 12/01/34	44,856	45,741
5.500%, 01/01/35	78,997	80,852
5.500%, 04/01/35	22,149	22,660
5.500%, 09/01/35	57,600	58,953
5.500%, 11/01/52	1,282,684	1,283,119
5.500%, 11/01/53	473,743	473,495
6.000%, 02/01/32	26,501	27,363
6.000%, 03/01/34	6,678	6,884
6.000%, 04/01/34	69,462	71,587
6.000%, 06/01/34	67,868	70,108
6.000%, 07/01/34	37,710	39,014
6.000%, 08/01/34	60,107	61,814
6.000%, 10/01/34	24,308	25,006
6.000%, 11/01/34	9,940	10,194
6.000%, 12/01/34	3,595	3,685
6.000%, 08/01/35	4,553	4,658
6.000%, 09/01/35	12,042	12,525
6.000%, 10/01/35	24,072	24,923
6.000%, 12/01/35	26,207	27,141
6.000%, 02/01/36	23,118	23,712
6.000%, 04/01/36	14,803	15,231
6.000%, 06/01/36	2,490	2,589
6.000%, 07/01/37	19,800	20,432
6.000%, 02/01/54	184,932	188,123
6.000%, 03/01/54	522,410	531,160
6.000%, 04/01/54	478,325	486,203
6.500%, 06/01/31	5,077	5,244
6.500%, 09/01/31	9,108	9,390
6.500%, 02/01/32	3,851	3,970
6.500%, 07/01/32	17,532	18,296
6.500%, 08/01/32	11,112	11,456
6.500%, 01/01/33	9,082	9,363
6.500%, 04/01/34	23,529	24,432
6.500%, 06/01/34	5,993	6,240
6.500%, 04/01/36	8,830	9,191
6.500%, 05/01/36	13,289	13,858
6.500%, 02/01/37	31,586	33,021
6.500%, 05/01/37	4,356	4,491
6.500%, 07/01/37	13,365	13,911
6.500%, 12/01/53	110,831	114,385
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.500%, 06/01/54	849,950	$878,236
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.336%, SOFR30A + 1.000%, 02/25/45 (144A) (d)	211,362	211,159
Federal National Mortgage Association REMICS
2.000%, 04/25/46	42,283	39,023
3.000%, 02/25/33 (c)	47,199	3,499
3.250%, 05/25/40	19,195	18,198
4.000%, 10/25/40	27,979	27,569
4.000%, 07/25/46 (c)	72,962	13,601
Government National Mortgage Association
2.000%, 11/20/50	326,433	267,102
2.000%, 01/20/52	1,029,691	842,537
2.500%, 08/20/51	232,106	198,069
2.500%, 09/20/51	944,406	805,916
2.500%, 02/20/52	926,839	790,925
3.000%, 04/20/45	68,835	61,966
3.000%, 04/20/46	31,177	28,027
3.000%, 08/20/46	34,357	30,869
3.000%, 09/20/46	77,904	69,975
3.000%, 11/20/47	368,198	329,958
3.000%, 01/20/48	515,848	462,306
3.000%, 02/20/48	30,771	27,577
3.000%, 04/20/48	10,430	9,347
3.000%, 11/20/51	145,699	129,280
3.000%, 05/20/52	323,648	286,819
3.000%, 06/20/52	714,010	632,759
3.000%, 11/20/52	395,271	350,291
3.500%, 12/15/41	176,319	165,542
3.500%, 02/15/42	27,388	25,688
3.500%, 06/20/43	177,654	165,698
3.500%, 07/20/43	222,444	207,474
3.500%, 11/20/47	30,073	27,802
3.500%, 03/20/48	348,733	321,553
3.500%, 06/20/52	506,628	464,537
3.500%, 09/20/52	110,575	101,388
4.000%, 01/20/41	192,505	184,821
4.000%, 02/20/41	47,855	45,945
4.000%, 04/20/41	38,288	36,760
4.000%, 02/20/42	50,095	48,095
4.000%, 07/20/52	186,984	175,298
4.000%, 09/20/52	84,538	79,258
4.000%, 10/20/52	515,384	484,129
4.500%, 07/20/33	2,706	2,676
4.500%, 09/15/33	16,862	16,638
4.500%, 09/20/33	2,046	2,023
4.500%, 12/20/34	1,414	1,394
4.500%, 03/20/35	9,558	9,423
4.500%, 11/15/39	38,097	37,455
4.500%, 03/15/40	69,949	68,540
4.500%, 04/15/40	68,576	66,682
4.500%, 06/15/40	23,528	22,872
4.500%, 01/20/41	54,108	53,206
4.500%, 09/20/52	1,289,445	1,238,509
4.500%, 11/20/52	574,962	554,391
BHFTII-224

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.500%, 12/20/52	625,201	$602,832
5.000%, 07/20/33	7,540	7,555
5.000%, 03/15/34	6,410	6,428
5.000%, 06/15/34	16,016	15,978
5.000%, 12/15/34	2,212	2,219
5.000%, 06/15/35	5,057	5,124
5.000%, 01/20/53	41,646	41,027
5.000%, 03/20/53	470,073	463,031
5.000%, 05/20/53	1,279,269	1,259,974
5.500%, 11/15/32	27,580	28,074
5.500%, 08/15/33	25,645	25,860
5.500%, 12/15/33	29,760	30,404
5.500%, 09/15/34	19,611	19,742
5.500%, 10/15/35	6,261	6,436
5.500%, 02/20/53	488,183	490,903
5.500%, 05/20/54	585,288	586,890
6.000%, 12/15/28	5,206	5,310
6.000%, 12/15/31	4,140	4,265
6.000%, 03/15/32	667	674
6.000%, 10/15/32	41,775	43,286
6.000%, 01/15/33	223	232
6.000%, 02/15/33	776	794
6.000%, 04/15/33	40,917	42,555
6.000%, 08/15/33	328	335
6.000%, 07/15/34	16,714	17,045
6.000%, 09/15/34	13,176	13,570
6.000%, 01/20/35	10,647	11,117
6.000%, 02/20/35	5,299	5,533
6.000%, 04/20/35	9,661	10,088
6.000%, 01/15/38	38,428	40,067
Government National Mortgage Association REMICS
4.000%, 07/20/41	39,103	37,787
4.500%, 09/20/41	25,525	25,488
4.534%, 1M TSFR + 0.214%, 09/20/41 (d)	214,076	208,280
5.494%, SOFR30A + 1.150%, 03/20/64 (d)	112,859	113,449
Government National Mortgage Association, TBA
5.500%, TBA (e)	575,000	576,182
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	2,266,046	1,800,579
4.000%, TBA (e)	550,000	511,647
		61,068,761
U.S. Treasury — 8.9%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	373,877
2.250%, 08/15/46	11,800,000	7,936,422
2.250%, 02/15/52	2,200,000	1,387,891
2.500%, 02/15/45	68,000	49,026
2.875%, 05/15/43	2,550,000	2,008,225
2.875%, 11/15/46	2,439,000	1,842,969
4.000%, 11/15/42	900,000	839,566
4.000%, 11/15/52	1,100,000	992,020
4.125%, 08/15/53	1,100,000	1,013,633
4.250%, 02/15/54	5,020,000	4,729,781
4.500%, 02/15/44	400,000	395,234
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.750%, 11/15/53	3,200,000	$3,270,875
U.S. Treasury Notes
2.500%, 03/31/27	1,000,000	973,437
4.250%, 06/30/29	4,500,000	4,554,844
4.250%, 11/15/34	3,500,000	3,510,391
4.500%, 04/15/27 (f)	14,600,000	14,768,242
4.500%, 05/31/29	3,860,000	3,943,684
		52,590,117
Total U.S. Treasury & Government Agencies (Cost $121,804,209)		113,658,878

Corporate Bonds & Notes—13.0%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.400%, 04/15/30 (144A) (b)	336,000	314,972
Boeing Co.
5.805%, 05/01/50 (b)	248,000	236,091
6.858%, 05/01/54	217,000	235,705
		786,768
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,361,000	1,354,400
Philip Morris International, Inc.
5.125%, 11/17/27	250,000	254,363
5.125%, 02/15/30 (b)	301,000	306,918
5.625%, 11/17/29 (b)	108,000	112,599
5.750%, 11/17/32 (b)	476,000	498,294
		2,526,574
Auto Manufacturers — 0.1%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	843,310
Banks — 2.2%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (d)	961,000	829,103
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (d)	259,000	224,560
7.437%, 1Y H15 + 3.500%, 11/02/33 (d)	774,000	863,961
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (d)	258,000	247,917
6.720%, SOFR + 3.180%, 01/18/29 (b) (d)	628,000	657,234
7.146%, SOFR + 2.520%, 07/13/27 (d)	239,000	245,675
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (d)	891,000	763,134
2.600%, 02/07/30 (b)	667,000	604,471
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	196,408
4.700%, 5Y H15 + 3.250%, 03/09/31 (d)	332,000	296,473
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (d)	1,450,000	1,254,049
2.963%, SOFR + 1.260%, 01/25/33 (d)	555,000	489,922
BHFTII-225

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
3.897%, 3M TSFR + 1.482%, 01/23/49 (d)	320,000	$249,584
5.766%, SOFR + 1.490%, 04/22/35 (d)	833,000	865,742
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (d)	920,000	805,267
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (d)	718,000	650,467
2.943%, SOFR + 1.290%, 01/21/33 (b) (d)	919,000	806,095
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,422,803
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (d)	1,883,000	1,598,787
		13,071,652
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	208,000	191,600
8.000%, 11/15/39	868,000	1,103,924
Diageo Capital PLC
2.375%, 10/24/29 (b)	835,000	764,075
Keurig Dr. Pepper, Inc.
3.200%, 05/01/30	93,000	86,449
		2,146,048
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	56,000	50,389
Masco Corp.
2.000%, 02/15/31	1,141,000	969,525
Vulcan Materials Co.
3.500%, 06/01/30 (b)	115,000	108,369
		1,128,283
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32	443,000	386,430
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,112,868
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (b)	215,000	245,163
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	527,778
Global Payments, Inc.
2.900%, 11/15/31 (b)	467,000	409,104
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	559,490
5.750%, 04/01/33	413,000	429,384
		3,283,787
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.900%, 03/22/33 (b)	846,000	847,362
Security Description	Principal Amount*	Value

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	$1,642,866
3.650%, 07/21/27	320,000	312,533
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	640,000	620,433
4.375%, 05/01/26 (144A)	215,000	213,751
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (d)	1,373,000	1,287,176
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (d)	1,045,000	1,091,463
Intercontinental Exchange, Inc.
2.100%, 06/15/30 (b)	657,000	581,202
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,120,000	1,065,654
		6,815,078
Electric — 1.3%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	368,000	385,874
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	452,583
Consumers Securitization Funding LLC
5.550%, 03/01/28	229,621	232,635
Duke Energy Carolinas LLC
4.950%, 01/15/33	1,151,000	1,151,289
Duke Energy Corp.
4.500%, 08/15/32 (b)	875,000	843,946
Electricite de France SA
6.900%, 05/23/53 (144A)	200,000	215,001
Empire District Bondco LLC
4.943%, 01/01/35	317,268	318,778
Enel Finance International NV
7.050%, 10/14/25 (144A) (b)	315,000	317,942
Exelon Corp.
4.050%, 04/15/30 (b)	533,000	516,385
Georgia Power Co.
3.700%, 01/30/50	44,000	32,676
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	275,000	237,670
4.300%, 01/15/26 (144A)	422,000	420,152
5.100%, 01/15/35 (144A)	189,000	186,851
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	646,000	672,675
Pacific Gas & Electric Co.
2.100%, 08/01/27 (b)	145,000	136,012
2.500%, 02/01/31 (b)	466,000	400,576
3.000%, 06/15/28	418,000	393,017
3.300%, 08/01/40	283,000	208,106
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29 (b)	323,628	325,688
Xcel Energy, Inc.
3.400%, 06/01/30	297,000	277,361
		7,725,217
BHFTII-226

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	749,000	$641,686
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (b)	436,000	348,714
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31	272,000	226,531
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,645,000	1,645,125
		1,871,656
Food — 0.1%
Mars, Inc.
5.200%, 03/01/35 (144A) (b)	605,000	608,029
Gas — 0.1%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	84,000	83,308
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	365,000	318,385
NiSource, Inc.
5.650%, 02/01/45	136,000	132,401
		534,094
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	179,893
Boston Scientific Corp.
2.650%, 06/01/30 (b)	470,000	428,260
		608,153
Healthcare-Services — 0.4%
Adventist Health System
5.430%, 03/01/32	731,000	738,513
Cigna Group
3.200%, 03/15/40	148,000	112,156
HCA, Inc.
5.125%, 06/15/39	522,000	484,515
Humana, Inc.
5.875%, 03/01/33	395,000	403,844
Laboratory Corp. of America Holdings
4.700%, 02/01/45 (b)	152,000	131,927
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	39,328
4.260%, 11/01/47 (b)	407,000	327,524
		2,237,807
Insurance — 0.9%
AIA Group Ltd.
3.375%, 04/07/30 (144A) (b)	804,000	765,020
Aon Corp.
4.500%, 12/15/28	564,000	562,593
Security Description	Principal Amount*	Value

Insurance—(Continued)
Brown & Brown, Inc.
4.200%, 03/17/32	618,000	$579,760
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	955,000	882,830
5.750%, 01/15/34 (b)	351,000	360,213
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32	1,168,000	1,192,928
6.000%, 12/07/33	27,000	28,129
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A) (b)	331,000	242,526
Sammons Financial Group, Inc.
6.875%, 04/15/34 (144A) (b)	910,000	970,050
		5,584,049
Internet — 0.1%
Booking Holdings, Inc.
4.625%, 04/13/30 (b)	424,000	424,890
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	257,000	241,777
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	394,407
2.850%, 04/15/31	2,000	1,778
4.625%, 06/15/30 (b)	582,000	577,492
		1,215,454
Machinery-Diversified — 0.2%
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	247,006
4.700%, 09/15/28 (b)	660,000	661,001
		908,007
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	628,000	435,033
5.250%, 04/01/53 (b)	505,000	408,091
5.375%, 05/01/47	132,000	109,373
6.384%, 10/23/35	310,000	314,158
Cox Communications, Inc.
1.800%, 10/01/30 (144A)	404,000	340,097
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	592,000	675,715
		2,282,467
Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,190,042
3.875%, 03/16/29 (144A)	200,000	193,127
5.625%, 04/01/30 (144A) (b)	524,000	538,761
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	502,000	441,755
2.850%, 04/27/31 (144A) (b)	208,000	183,274
		2,546,959
BHFTII-227

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,226,000	$1,076,091
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	377,000	376,373
Eni SpA
4.750%, 09/12/28 (144A)	1,046,000	1,049,779
EQT Corp.
5.750%, 02/01/34 (b)	839,000	855,366
Phillips 66
2.150%, 12/15/30	904,000	785,045
		4,142,654
Pharmaceuticals — 0.1%
CVS Health Corp.
5.300%, 06/01/33	719,000	712,005
Pipelines — 0.4%
Enbridge, Inc.
5.625%, 04/05/34	563,000	571,921
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30	538,000	507,025
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	147,000	144,296
Spectra Energy Partners LP
3.375%, 10/15/26	236,000	231,755
Targa Resources Corp.
4.200%, 02/01/33	217,000	200,588
6.125%, 03/15/33	647,000	675,348
		2,330,933
Real Estate Investment Trusts — 0.8%
Boston Properties LP
2.550%, 04/01/32	389,000	320,524
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	512,000	490,455
4.125%, 05/15/29	51,000	49,499
Crown Castle, Inc.
3.650%, 09/01/27 (b)	843,000	821,268
Equinix, Inc.
1.800%, 07/15/27 (b)	517,000	486,194
2.500%, 05/15/31 (b)	618,000	539,436
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29 (b)	513,000	513,730
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,221,000	1,230,580
Realty Income Corp.
3.250%, 01/15/31 (b)	153,000	140,568
		4,592,254
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	619,000	460,472
Genuine Parts Co.
2.750%, 02/01/32	1,005,000	861,640
		1,322,112
Security Description	Principal Amount*	Value

Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32	395,000	$377,060
4.926%, 05/15/37 (144A)	208,000	199,989
		577,049
Software — 0.1%
Fiserv, Inc.
2.650%, 06/01/30	198,000	178,247
Oracle Corp.
4.900%, 02/06/33	213,000	209,437
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	422,000	368,595
		756,279
Telecommunications — 0.5%
Rogers Communications, Inc.
3.800%, 03/15/32 (b)	1,514,000	1,374,418
T-Mobile USA, Inc.
2.050%, 02/15/28	557,000	520,229
Verizon Communications, Inc.
3.150%, 03/22/30 (b)	310,000	288,931
4.812%, 03/15/39 (b)	573,000	535,113
Vodafone Group PLC
5.625%, 02/10/53 (b)	214,000	200,764
		2,919,455
Total Corporate Bonds & Notes (Cost $81,402,823)		76,725,215

Asset-Backed Securities—4.0%
Asset-Backed - Automobile — 0.5%
AmeriCredit Automobile Receivables Trust
5.750%, 02/18/28	174,140	174,696
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	87,422	88,211
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	332,521	334,685
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	155,000	157,162
Enterprise Fleet Financing LLC
4.690%, 07/20/27 (144A)	184,000	184,193
6.400%, 03/20/30 (144A)	270,457	274,746
GLS Auto Select Receivables Trust
6.270%, 08/16/27 (144A)	109,799	110,132
6.370%, 06/15/28 (144A)	49,199	49,686
Nissan Master Owner Trust Receivables
5.019%, SOFR30A + 0.670%, 02/15/28 (144A) (d)	408,876	409,555
Santander Drive Auto Receivables Trust
4.760%, 08/16/27	910,000	909,913
SBNA Auto Lease Trust
4.940%, 11/20/26 (144A)	63,791	63,856
		2,756,835
BHFTII-228

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
6.042%, 1M TSFR + 1.714%, 12/28/40 (144A) (d)	86,633	$172,887
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (d)	19,168	20,084
Home Equity Loan Trust
3.601%, 12/25/35 (d)	20,344	364
		193,335
Asset-Backed - Other — 3.5%
Arbor Realty Commercial Real Estate Notes Ltd.
6.034%, 1M TSFR + 1.714%, 08/15/34 (144A) (d)	522,000	519,565
6.449%, SOFR30A + 2.100%, 01/15/37 (144A) (d)	1,466,500	1,464,667
BSPRT Issuer Ltd.
5.734%, 1M TSFR + 1.414%, 03/15/36 (144A) (d)	1,463,000	1,460,661
6.399%, SOFR30A + 2.050%, 02/15/37 (144A) (d)	524,000	523,476
6.484%, 1M TSFR + 2.164%, 12/15/38 (144A) (d)	245,000	245,015
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	270,073	275,075
Dryden 55 CLO Ltd.
5.584%, 3M TSFR + 1.282%, 04/15/31 (144A) (d)	748,724	748,983
Dryden XXVI Senior Loan Fund
5.464%, 3M TSFR + 1.162%, 04/15/29 (144A) (d)	237,159	237,107
Kubota Credit Owner Trust
5.610%, 07/15/26 (144A)	129,935	130,185
LoanCore Issuer Ltd.
6.184%, 1M TSFR + 1.864%, 07/15/36 (144A) (d)	1,547,500	1,545,870
6.334%, 1M TSFR + 2.014%, 11/15/38 (144A) (d)	3,913,500	3,914,091
MF1 Ltd.
6.134%, 1M TSFR + 1.814%, 12/15/35 (144A) (d)	114,640	114,532
6.267%, 1M TSFR + 1.950%, 02/19/37 (144A) (d)	650,507	639,185
Neuberger Berman CLO XV
5.914%, 3M TSFR + 1.612%, 10/15/29 (144A) (d)	508,944	509,197
Neuberger Berman CLO XX Ltd.
5.468%, 3M TSFR + 1.150%, 04/15/39 (144A) (d)	600,000	598,526
OCP CLO Ltd.
5.974%, 3M TSFR + 1.650%, 01/26/38 (144A) (d)	4,041,128	4,027,154
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	349,076	350,832
Palmer Square Loan Funding Ltd.
5.947%, 3M TSFR + 1.650%, 08/08/32 (144A) (d)	1,329,638	1,330,303
Starwood Ltd.
6.149%, SOFR30A + 1.800%, 11/15/38 (144A) (d)	1,507,000	1,495,824
U.S. Small Business Administration
5.110%, 08/01/25	1,380	1,380
Voya Ltd.
6.014%, 3M TSFR + 1.712%, 10/15/30 (144A) (d)	584,168	583,095
		20,714,723
Total Asset-Backed Securities (Cost $23,624,979)		23,664,893

Mortgage-Backed Securities—2.2%
Collateralized Mortgage Obligations — 0.8%
Angel Oak Mortgage Trust
5.138%, 09/25/69 (144A) (g)	463,495	460,440
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations—(Continued)
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (g)	790,942	$788,274
5.653%, 10/25/69 (144A) (g)	716,981	718,011
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	513,712	510,520
MF1 Trust
5.857%, 1M TSFR + 1.541%, 11/18/39 (144A) (d)	1,364,066	1,364,494
OBX Trust
5.316%, 10/25/64 (144A) (g)	309,751	309,796
5.547%, 12/25/64 (144A) (d)	372,494	372,962
Verus Securitization Trust
5.364%, 10/25/69 (144A) (d)	176,551	176,181
		4,700,678
Commercial Mortgage-Backed Securities — 1.4%
AREIT Trust
6.197%, SOFR30A + 1.850%, 01/20/37 (144A) (d)	892,000	887,713
Bank
5.745%, 08/15/56	533,187	557,787
Benchmark Mortgage Trust
6.363%, 07/15/56 (d)	38,197	39,811
BXMT Ltd.
5.734%, 1M TSFR + 1.414%, 05/15/38 (144A) (d)	1,532,500	1,497,681
COMM Mortgage Trust
3.708%, 07/10/48	1,179,811	1,177,067
CSAIL Commercial Mortgage Trust
3.504%, 06/15/57	426,648	425,693
ELM Trust
5.596%, 06/10/39 (144A) (d)	668,793	677,330
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	503,734
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (d)	591,406	629,746
Ready Capital Mortgage Financing LLC
6.235%, 1M TSFR + 1.914%, 11/25/36 (144A) (d)	320,000	319,056
Wells Fargo Commercial Mortgage Trust
3.540%, 05/15/48	1,647,555	1,643,885
		8,359,503
Total Mortgage-Backed Securities (Cost $13,187,059)		13,060,181

Preferred Stocks—0.8%
Household Products — 0.5%
Henkel AG & Co. KGaA	34,347	2,730,550
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd.	56,653	1,832,552
Total Preferred Stocks (Cost $5,339,260)		4,563,102

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	807,652
BHFTII-229

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Municipals—(Continued)
Security Description	Principal Amount*/ Shares	Value
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	$1,261,915
Rhode Island Student Loan Authority
6.081%, 12/01/42	680,000	697,584
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	278,012
Total Municipals (Cost $2,854,940)		3,045,163

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27 (Cost $1,317,650)	26,353	1,576,700

Short-Term Investments—0.9%
Discount Notes—0.6%
Federal Home Loan Bank
Zero Coupon, 04/01/25 (h)	1,357,000	1,356,841
Federal Home Loan Mortgage Corp. Discount Notes
Zero Coupon, 04/01/25 (h)	511,000	510,940
Federal National Mortgage Association Discount Notes
Zero Coupon, 04/01/25 (h)	1,677,000	1,676,803
		3,544,584
Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $1,870,930; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $1,908,397	1,870,761	1,870,761
Total Short-Term Investments (Cost $5,415,761)		5,415,345

Securities Lending Reinvestments (i)—1.4%
Repurchase Agreements—0.1%
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $204,025	200,000	200,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $36,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $37,430	36,691	36,691
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $204,025	200,000	200,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $19,940; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $20,337	19,938	$19,938
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,007	50,000	50,000
		506,629
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	397,718	397,718

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (j)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (j)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (j)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (j)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (j)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (j)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (j)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.260% (j)	50,000	50,000
		7,050,000
Total Securities Lending Reinvestments (Cost $7,954,347)		7,954,347
Total Investments—101.5% (Cost $537,313,628)		599,930,931
Other assets and liabilities (net)—(1.5)%		(8,769,244)
Net Assets—100.0%		$591,161,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $41,615,821 and the collateral received consisted of cash in the amount of $7,954,347 and non-cash collateral with a value of $34,847,323. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is

BHFTII-230

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $260,973.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$46,989,495, which is 7.9% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/25	88	USD	18,231,125	$64,682
U.S. Treasury Note 5 Year Futures	06/30/25	24	USD	2,595,750	33,478
U.S. Treasury Ultra Long Bond Futures	06/18/25	22	USD	2,689,500	(25,693)
Net Unrealized Appreciation					$72,467
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,024,135	$—	$—	$9,024,135
Automobile Components	8,293,904	—	—	8,293,904
Banks	22,809,954	—	—	22,809,954
Beverages	2,552,029	1,736,231	—	4,288,260
Building Products	14,101,369	—	—	14,101,369
Capital Markets	37,876,892	—	—	37,876,892
Chemicals	11,579,897	—	—	11,579,897
Consumer Staples Distribution & Retail	2,304,199	—	—	2,304,199
Distributors	3,830,940	—	—	3,830,940
Electric Utilities	15,568,434	—	—	15,568,434
Electrical Equipment	4,550,928	—	—	4,550,928
Entertainment	3,498,463	—	—	3,498,463
Financial Services	7,987,414	—	—	7,987,414
Food Products	1,010,418	—	—	1,010,418
Ground Transportation	5,998,842	—	—	5,998,842
Health Care Equipment & Supplies	20,444,710	—	—	20,444,710
Health Care Providers & Services	17,404,404	—	—	17,404,404
Hotels, Restaurants & Leisure	829,463	—	—	829,463
Household Durables	1,012,777	—	—	1,012,777
Industrial Conglomerates	3,490,275	—	—	3,490,275
Insurance	26,186,930	—	—	26,186,930
Interactive Media & Services	2,230,837	—	—	2,230,837
IT Services	7,185,820	—	—	7,185,820
Life Sciences Tools & Services	2,759,592	—	—	2,759,592
Machinery	3,498,294	—	—	3,498,294
Media	14,880,203	—	—	14,880,203
Metals & Mining	—	1,120,581	—	1,120,581
Multi-Utilities	—	3,770,640	—	3,770,640
Oil, Gas & Consumable Fuels	26,033,218	—	—	26,033,218
Personal Care Products	9,568,715	—	—	9,568,715
Pharmaceuticals	19,672,456	3,312,686	—	22,985,142
BHFTII-231

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Professional Services	$4,660,868	$—	$—	$4,660,868
Semiconductors & Semiconductor Equipment	7,574,484	—	—	7,574,484
Software	7,876,433	—	—	7,876,433
Tobacco	10,496,831	—	—	10,496,831
Wireless Telecommunication Services	3,532,841	—	—	3,532,841
Total Common Stocks	340,326,969	9,940,138	—	350,267,107
Total U.S. Treasury & Government Agencies*	—	113,658,878	—	113,658,878
Total Corporate Bonds & Notes*	—	76,725,215	—	76,725,215
Total Asset-Backed Securities*	—	23,664,893	—	23,664,893
Total Mortgage-Backed Securities*	—	13,060,181	—	13,060,181
Total Preferred Stocks*	—	4,563,102	—	4,563,102
Total Municipals*	—	3,045,163	—	3,045,163
Total Convertible Preferred Stocks*	1,576,700	—	—	1,576,700
Total Short-Term Investments*	—	5,415,345	—	5,415,345
Securities Lending Reinvestments
Repurchase Agreements	—	506,629	—	506,629
Time Deposit	—	397,718	—	397,718
Mutual Funds	7,050,000	—	—	7,050,000
Total Securities Lending Reinvestments	7,050,000	904,347	—	7,954,347
Total Investments	$348,953,669	$250,977,262	$—	$599,930,931
Collateral for Securities Loaned (Liability)	$—	$(7,954,347)	$—	$(7,954,347)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$98,160	$—	$—	$98,160
Futures Contracts (Unrealized Depreciation)	(25,693)	—	—	(25,693)
Total Futures Contracts	$72,467	$—	$—	$72,467

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-232

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 7.6%
Boeing Co. (a)	315,133	$53,745,933
General Dynamics Corp.	180,396	49,172,342
Northrop Grumman Corp.	62,965	32,238,709
RTX Corp.	489,406	64,826,719
		199,983,703
Banks — 7.9%
Citigroup, Inc.	542,954	38,544,305
JPMorgan Chase & Co.	439,514	107,812,784
PNC Financial Services Group, Inc.	245,823	43,208,309
Wells Fargo & Co.	244,517	17,553,875
		207,119,273
Beverages — 2.0%
Diageo PLC	818,296	21,346,702
PepsiCo, Inc.	212,365	31,842,008
		53,188,710
Biotechnology — 1.7%
AbbVie, Inc.	219,305	45,948,784
Building Products — 0.3%
Trane Technologies PLC	19,900	6,704,708
Capital Markets — 6.5%
Blackrock, Inc.	32,676	30,927,180
KKR & Co., Inc.	323,542	37,404,691
LPL Financial Holdings, Inc.	12,050	3,942,037
Morgan Stanley	460,769	53,757,919
Nasdaq, Inc.	585,788	44,437,878
		170,469,705
Chemicals — 1.7%
Corteva, Inc.	241,794	15,216,096
DuPont de Nemours, Inc.	239,841	17,911,326
Sherwin-Williams Co.	33,447	11,679,358
		44,806,780
Construction Materials — 0.4%
CRH PLC	121,345	10,674,720
Consumer Finance — 2.1%
American Express Co.	208,392	56,067,868
Consumer Staples Distribution & Retail — 0.8%
Target Corp. (b)	196,863	20,544,623
Electric Utilities — 7.7%
American Electric Power Co., Inc.	115,314	12,600,361
Duke Energy Corp.	463,109	56,485,405
Exelon Corp.	464,684	21,412,639
PG&E Corp.	2,061,704	35,420,075
Southern Co.	549,977	50,570,385
Xcel Energy, Inc. (b)	360,369	25,510,521
		201,999,386
Security Description	Shares	Value
Electrical Equipment — 0.9%
Eaton Corp. PLC	86,045	$23,389,612
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	28,967	4,642,251
Food Products — 2.5%
Mondelez International, Inc. - Class A	452,855	30,726,212
Nestle SA	354,751	35,875,077
		66,601,289
Ground Transportation — 2.2%
Canadian National Railway Co.	108,887	10,612,127
Union Pacific Corp.	201,154	47,520,621
		58,132,748
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	300,340	39,840,101
Medtronic PLC	56,380	5,066,307
		44,906,408
Health Care Providers & Services — 7.9%
Cigna Group	267,719	88,079,551
Elevance Health, Inc.	81,265	35,347,024
McKesson Corp.	125,349	84,358,624
		207,785,199
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc. - Class A	131,588	31,344,262
Household Products — 1.4%
Kimberly-Clark Corp.	134,735	19,162,011
Reckitt Benckiser Group PLC	243,072	16,425,617
		35,587,628
Industrial Conglomerates — 1.6%
Honeywell International, Inc.	195,292	41,353,081
Industrial REITs — 1.6%
Prologis, Inc.	365,814	40,894,347
Insurance — 13.0%
Aon PLC - Class A	140,631	56,124,426
Chubb Ltd.	161,576	48,794,336
Marsh & McLennan Cos., Inc.	280,046	68,339,626
Progressive Corp.	423,002	119,713,796
Travelers Cos., Inc.	185,557	49,072,404
		342,044,588
IT Services — 1.7%
Accenture PLC - Class A	142,194	44,370,216
Machinery — 2.4%
Illinois Tool Works, Inc.	99,656	24,715,684
Otis Worldwide Corp.	85,128	8,785,210
PACCAR, Inc.	315,994	30,768,336
		64,269,230
BHFTII-233

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—0.5%
Security Description	Shares	Value
Multi-Utilities — 1.7%
Dominion Energy, Inc.	799,618	$44,834,581
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp. (b)	254,008	42,492,998
ConocoPhillips	536,039	56,294,816
EOG Resources, Inc.	169,123	21,688,334
Exxon Mobil Corp.	477,811	56,826,062
		177,302,210
Personal Care Products — 1.1%
Kenvue, Inc.	1,212,141	29,067,141
Pharmaceuticals — 4.5%
Johnson & Johnson	357,727	59,325,446
Merck & Co., Inc.	251,933	22,613,506
Pfizer, Inc.	1,455,387	36,879,506
		118,818,458
Professional Services — 1.0%
Equifax, Inc.	105,983	25,813,219
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	226,649	45,708,304
KLA Corp.	41,561	28,253,168
NXP Semiconductors NV	147,509	28,035,560
Texas Instruments, Inc.	201,308	36,175,048
		138,172,080
Specialized REITs — 0.3%
Public Storage	28,145	8,423,517
Specialty Retail — 1.9%
Lowe's Cos., Inc.	214,840	50,107,133
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	10,043	9,920,777
Total Common Stocks (Cost $1,856,338,024)		2,625,288,235

Security Description	Principal Amount*	Value

Discount Notes—0.3%
Federal Home Loan Bank
Zero Coupon, 04/01/25 (c)	3,285,000	$3,284,615
Federal Home Loan Mortgage Corp. Discount Notes
Zero Coupon, 04/01/25 (c)	1,238,000	1,237,855
Federal National Mortgage Association Discount Notes
Zero Coupon, 04/01/25 (c)	4,063,000	4,062,523
		8,584,993
Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $4,323,271; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $4,409,541	4,322,881	4,322,881
Total Short-Term Investments (Cost $12,908,881)		12,907,874
Total Investments—100.3% (Cost $1,869,246,905)		2,638,196,109
Other assets and liabilities (net)—(0.3)%		(6,865,450)
Net Assets—100.0%		$2,631,330,659

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $25,844,133 and the collateral received consisted of non-cash collateral with a value of $26,177,965. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents current yield to maturity.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$199,983,703	$—	$—	$199,983,703
Banks	207,119,273	—	—	207,119,273
Beverages	31,842,008	21,346,702	—	53,188,710
Biotechnology	45,948,784	—	—	45,948,784
Building Products	6,704,708	—	—	6,704,708
Capital Markets	170,469,705	—	—	170,469,705
Chemicals	44,806,780	—	—	44,806,780
Construction Materials	10,674,720	—	—	10,674,720
Consumer Finance	56,067,868	—	—	56,067,868
Consumer Staples Distribution & Retail	20,544,623	—	—	20,544,623
Electric Utilities	201,999,386	—	—	201,999,386
BHFTII-234

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Electrical Equipment	$23,389,612	$—	$—	$23,389,612
Electronic Equipment, Instruments & Components	4,642,251	—	—	4,642,251
Food Products	30,726,212	35,875,077	—	66,601,289
Ground Transportation	58,132,748	—	—	58,132,748
Health Care Equipment & Supplies	44,906,408	—	—	44,906,408
Health Care Providers & Services	207,785,199	—	—	207,785,199
Hotels, Restaurants & Leisure	31,344,262	—	—	31,344,262
Household Products	19,162,011	16,425,617	—	35,587,628
Industrial Conglomerates	41,353,081	—	—	41,353,081
Industrial REITs	40,894,347	—	—	40,894,347
Insurance	342,044,588	—	—	342,044,588
IT Services	44,370,216	—	—	44,370,216
Machinery	64,269,230	—	—	64,269,230
Multi-Utilities	44,834,581	—	—	44,834,581
Oil, Gas & Consumable Fuels	177,302,210	—	—	177,302,210
Personal Care Products	29,067,141	—	—	29,067,141
Pharmaceuticals	118,818,458	—	—	118,818,458
Professional Services	25,813,219	—	—	25,813,219
Semiconductors & Semiconductor Equipment	138,172,080	—	—	138,172,080
Specialized REITs	8,423,517	—	—	8,423,517
Specialty Retail	50,107,133	—	—	50,107,133
Trading Companies & Distributors	9,920,777	—	—	9,920,777
Total Common Stocks	2,551,640,839	73,647,396	—	2,625,288,235
Total Short-Term Investments*	—	12,907,874	—	12,907,874
Total Investments	$2,551,640,839	$86,555,270	$—	$2,638,196,109

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-235

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Banks — 8.1%
Community Financial System, Inc.	188,077	$10,694,058
Cullen/Frost Bankers, Inc.	59,396	7,436,379
First Financial Bankshares, Inc.	162,586	5,840,089
Glacier Bancorp, Inc.	165,394	7,313,723
Lakeland Financial Corp.	70,274	4,177,087
Prosperity Bancshares, Inc.	154,323	11,014,032
Stock Yards Bancorp, Inc.	85,379	5,896,274
UMB Financial Corp.	43,221	4,369,643
United Community Banks, Inc.	246,809	6,942,737
		63,684,022
Building Products — 4.0%
Armstrong World Industries, Inc.	54,164	7,630,624
CSW Industrials, Inc.	27,066	7,890,280
Hayward Holdings, Inc. (a)	451,942	6,291,033
Simpson Manufacturing Co., Inc.	38,761	6,088,578
Trex Co., Inc. (a)	69,924	4,062,585
		31,963,100
Capital Markets — 1.5%
Hamilton Lane, Inc. - Class A	36,588	5,439,538
Houlihan Lokey, Inc.	38,398	6,201,277
		11,640,815
Chemicals — 0.9%
Element Solutions, Inc.	316,962	7,166,511
Commercial Services & Supplies — 4.2%
Brady Corp. - Class A	80,650	5,697,116
Casella Waste Systems, Inc. - Class A (a)	37,881	4,224,111
Rollins, Inc.	142,430	7,695,493
Tetra Tech, Inc.	351,517	10,281,872
VSE Corp.	42,178	5,060,938
		32,959,530
Construction & Engineering — 3.3%
Arcosa, Inc.	121,832	9,395,684
Valmont Industries, Inc.	49,036	13,993,403
WillScot Holdings Corp.	106,927	2,972,571
		26,361,658
Construction Materials — 1.5%
Eagle Materials, Inc.	53,042	11,771,611
Containers & Packaging — 1.1%
AptarGroup, Inc.	61,402	9,110,829
Distributors — 1.0%
Pool Corp.	24,631	7,841,279
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (a)	63,165	8,024,482
Electric Utilities — 0.8%
IDACORP, Inc.	55,497	6,449,861
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	56,917	$5,424,759
Badger Meter, Inc.	21,032	4,001,338
Knowles Corp. (a)	180,124	2,737,885
Littelfuse, Inc.	54,490	10,720,363
Novanta, Inc. (a)	29,053	3,715,007
Rogers Corp. (a)	54,747	3,697,065
		30,296,417
Energy Equipment & Services — 2.2%
Cactus, Inc. - Class A	77,590	3,555,950
Oceaneering International, Inc. (a)	217,237	4,737,939
TerraVest Industries, Inc.	24,375	2,407,773
Tidewater, Inc. (a)	156,475	6,614,198
		17,315,860
Financial Services — 1.5%
Jack Henry & Associates, Inc.	34,386	6,278,883
Shift4 Payments, Inc. - Class A (a)	65,049	5,315,154
		11,594,037
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	40,916	5,254,842
Health Care Equipment & Supplies — 2.0%
Haemonetics Corp. (a)	187,907	11,941,490
UFP Technologies, Inc. (a)	19,273	3,887,557
		15,829,047
Health Care Providers & Services — 2.7%
Chemed Corp.	25,607	15,756,500
CorVel Corp. (a)	46,693	5,228,215
		20,984,715
Hotels, Restaurants & Leisure — 1.6%
Texas Roadhouse, Inc.	77,688	12,945,151
Household Durables — 0.6%
Installed Building Products, Inc.	29,068	4,983,999
Household Products — 0.9%
Church & Dwight Co., Inc.	34,730	3,823,426
WD-40 Co.	14,153	3,453,332
		7,276,758
Insurance — 4.0%
AMERISAFE, Inc.	101,165	5,316,221
Hagerty, Inc. - Class A (a)	300,113	2,713,021
RLI Corp.	135,132	10,855,154
Stewart Information Services Corp.	91,703	6,543,009
White Mountains Insurance Group Ltd.	3,056	5,885,275
		31,312,680
Life Sciences Tools & Services — 2.8%
Bio-Techne Corp.	159,071	9,326,333
ICON PLC (a)	25,898	4,531,891
BHFTII-236

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Stevanato Group SpA	209,748	$4,283,054
West Pharmaceutical Services, Inc.	19,205	4,299,615
		22,440,893
Machinery — 16.2%
Crane Co.	38,927	5,962,838
Enerpac Tool Group Corp.	163,938	7,354,259
Enpro, Inc.	29,579	4,785,586
Esab Corp.	99,087	11,543,635
ESCO Technologies, Inc.	59,271	9,431,201
Federal Signal Corp.	78,093	5,743,740
Gates Industrial Corp. PLC (a)	407,295	7,498,301
Graco, Inc.	89,449	7,469,886
Hillman Solutions Corp. (a)	434,957	3,823,272
Kadant, Inc.	30,892	10,407,824
Lindsay Corp.	57,575	7,284,389
Miller Industries, Inc.	41,351	1,752,042
Nordson Corp.	18,706	3,773,374
Omega Flex, Inc.	1,827	63,543
RBC Bearings, Inc. (a)	45,631	14,682,687
REV Group, Inc.	12,211	385,868
SPX Technologies, Inc. (a)	75,997	9,786,894
Standex International Corp.	50,974	8,226,694
Toro Co.	107,882	7,848,415
		127,824,448
Marine Transportation — 1.6%
Kirby Corp. (a)	125,777	12,704,735
Media — 2.1%
John Wiley & Sons, Inc. - Class A	72,239	3,218,970
Nexstar Media Group, Inc.	75,391	13,511,575
		16,730,545
Oil, Gas & Consumable Fuels — 3.3%
CNX Resources Corp. (a)	361,395	11,376,715
Sitio Royalties Corp. - Class A	353,679	7,027,602
Texas Pacific Land Corp.	1,848	2,448,581
Viper Energy, Inc.	118,250	5,338,987
		26,191,885
Professional Services — 1.9%
CRA International, Inc.	37,538	6,501,581
Exponent, Inc.	101,611	8,236,588
		14,738,169
Real Estate Management & Development — 2.6%
Colliers International Group, Inc.	59,030	7,160,339
FirstService Corp.	82,172	13,636,443
		20,796,782
Semiconductors & Semiconductor Equipment — 3.8%
Lattice Semiconductor Corp. (a)	220,657	11,573,460
MKS Instruments, Inc.	96,123	7,704,258
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment—(Continued)
Power Integrations, Inc.	207,435	$10,475,468
		29,753,186
Software — 9.7%
BlackLine, Inc. (a)	46,559	2,254,387
CCC Intelligent Solutions Holdings, Inc. (a)	115,013	1,038,567
Commvault Systems, Inc. (a)	77,338	12,200,843
Computer Modelling Group Ltd.	302,474	1,690,830
Fair Isaac Corp. (a)	6,615	12,199,118
Manhattan Associates, Inc. (a)	62,544	10,822,614
Qualys, Inc. (a)	60,355	7,600,505
SPS Commerce, Inc. (a)	84,415	11,204,403
Tyler Technologies, Inc. (a)	18,796	10,927,806
Vertex, Inc. - Class A (a)	181,688	6,360,897
		76,299,970
Specialty Retail — 3.9%
Asbury Automotive Group, Inc. (a)	43,285	9,559,059
Floor & Decor Holdings, Inc. - Class A (a)	67,645	5,443,393
Tractor Supply Co.	138,453	7,628,760
Valvoline, Inc. (a)	53,654	1,867,696
Winmark Corp.	18,956	6,025,544
		30,524,452
Trading Companies & Distributors — 2.5%
SiteOne Landscape Supply, Inc. (a)	38,905	4,724,623
Transcat, Inc. (a)	46,603	3,469,593
Watsco, Inc.	22,826	11,602,456
		19,796,672
Water Utilities — 0.7%
American States Water Co.	75,331	5,927,043
Total Common Stocks (Cost $547,591,874)		778,495,984

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $10,929,143; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $11,146,817	10,928,157	10,928,157
Total Short-Term Investments (Cost $10,928,157)		10,928,157
Total Investments—99.9% (Cost $558,520,031)		789,424,141
Other assets and liabilities (net)—0.1%		507,954
Net Assets—100.0%		$789,932,095

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTII-237

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$778,495,984	$—	$—	$778,495,984
Total Short-Term Investments*	—	10,928,157	—	10,928,157
Total Investments	$778,495,984	$10,928,157	$—	$789,424,141

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-238

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Boeing Co. (a)	99,811	$17,022,766
Automobiles — 1.8%
Ferrari NV (b)	34,111	14,595,415
Tesla, Inc. (a)	83,387	21,610,575
		36,205,990
Biotechnology — 1.3%
Argenx SE (ADR) (a)	29,095	17,220,312
Natera, Inc. (a)	58,204	8,230,628
		25,450,940
Broadline Retail — 9.6%
Amazon.com, Inc. (a)	898,563	170,960,596
Coupang, Inc. (a)	531,118	11,647,418
MercadoLibre, Inc. (a)	4,637	9,046,184
		191,654,198
Capital Markets — 0.8%
Charles Schwab Corp.	212,686	16,649,060
Chemicals — 0.7%
Linde PLC	31,532	14,682,560
Diversified Consumer Services — 0.3%
Duolingo, Inc. (a)	16,917	5,253,405
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	36,662	9,472,728
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. - Class A	213,694	14,016,190
Keysight Technologies, Inc. (a)	45,888	6,872,646
Teledyne Technologies, Inc. (a)	38,433	19,128,488
		40,017,324
Entertainment — 3.1%
Netflix, Inc. (a)	51,548	48,070,056
Spotify Technology SA (a)	23,800	13,090,714
		61,160,770
Financial Services — 6.8%
Fiserv, Inc. (a)	96,926	21,404,169
Mastercard, Inc. - Class A	89,601	49,112,100
Visa, Inc. - Class A (b)	183,794	64,412,445
		134,928,714
Health Care Equipment & Supplies — 2.2%
IDEXX Laboratories, Inc. (a)	5,670	2,381,116
Intuitive Surgical, Inc. (a)	62,618	31,012,817
Stryker Corp.	30,223	11,250,512
		44,644,445
Health Care Providers & Services — 2.0%
Cigna Group	50,850	16,729,650
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	43,007	$22,524,916
		39,254,566
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	2,361	10,876,915
Chipotle Mexican Grill, Inc. (a)	424,500	21,314,145
Starbucks Corp. (b)	113,590	11,142,043
		43,333,103
Interactive Media & Services — 11.1%
Alphabet, Inc. - Class A	740,381	114,492,518
Alphabet, Inc. - Class C	11,116	1,736,653
Meta Platforms, Inc. - Class A	168,110	96,891,879
Pinterest, Inc. - Class A (a)	213,639	6,622,809
		219,743,859
IT Services — 1.5%
Shopify, Inc. - Class A (a)	169,853	16,201,428
Snowflake, Inc. - Class A (a)	72,179	10,549,683
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,246,369
		28,997,480
Life Sciences Tools & Services — 1.7%
Danaher Corp.	115,338	23,644,290
Thermo Fisher Scientific, Inc.	22,353	11,122,853
		34,767,143
Pharmaceuticals — 3.4%
Eli Lilly & Co.	81,104	66,984,605
Semiconductors & Semiconductor Equipment — 12.8%
ASML Holding NV	15,665	10,380,099
Broadcom, Inc.	182,297	30,521,986
NVIDIA Corp.	1,815,226	196,734,194
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	96,162	15,962,892
		253,599,171
Software — 19.3%
AppLovin Corp. - Class A (a)	59,903	15,872,498
Atlassian Corp. - Class A (a)	36,571	7,760,732
Crowdstrike Holdings, Inc. - Class A (a) (b)	9,900	3,490,542
Dynatrace, Inc. (a)	129,130	6,088,479
Epic Games, Inc. † (a) (c) (d)	7,488	3,872,344
HubSpot, Inc. (a)	27,354	15,627,067
Intuit, Inc.	45,034	27,650,426
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	0
Microsoft Corp.	603,126	226,407,470
Monday.com Ltd. (a)	3,511	853,735
Roper Technologies, Inc.	39,859	23,500,069
Samsara, Inc. - Class A (a)	90,100	3,453,533
ServiceNow, Inc. (a)	42,870	34,130,522
Synopsys, Inc. (a)	36,330	15,580,120
		384,287,537
BHFTII-239

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—1.6%
Security Description	Shares	Value
Specialty Retail — 0.3%
Carvana Co. (a)	10,900	$2,278,972
Floor & Decor Holdings, Inc. - Class A (a)	54,596	4,393,340
		6,672,312
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc.	929,423	206,452,731
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. (a)	62,578	17,713,329
Total Common Stocks (Cost $1,059,726,357)		1,898,948,736

Convertible Preferred Stocks—1.4%
Automobiles — 0.4%
GM Cruise Holdings LLC - Class F † (a) (c) (d)	196,100	196,100
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,320,456
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	1,018,949
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,804,424
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,808,840
		8,148,769
Commercial Services & Supplies — 0.3%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	6,554,017
Consumer Staples Distribution & Retail — 0.1%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	1,150,434
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F † (a) (c) (d)	89,634	2,167,700
Metals & Mining — 0.1%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,241,052
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,362,153
Software — 0.3%
Celonis SE - Series D † (a) (c) (d)	1,177	237,625
Databricks, Inc. - Series I † (a) (c) (d)	68,560	6,341,800
		6,579,425
Total Convertible Preferred Stocks (Cost $31,832,218)		28,203,550

Preferred Stocks—0.3%
Life Sciences Tools & Services — 0.3%
Sartorius AG (Cost $10,379,645)	28,076	6,493,993

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—1.6%
T. Rowe Price Government Reserve Fund, 5.349% (e) (f)	31,662,909	$31,662,909
Total Short-Term Investments (Cost $31,662,909)		31,662,909

Securities Lending Reinvestments (g)—0.2%
Repurchase Agreements—0.0%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $3,313; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $3,383	3,313	3,313
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $1,195; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $1,219	1,195	1,195
		4,508
Time Deposit—0.0%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	141,992	141,992

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	500,000	500,000
		3,800,000
Total Securities Lending Reinvestments (Cost $3,946,500)		3,946,500
Total Investments—99.1% (Cost $1,137,547,629)		1,969,255,688
Other assets and liabilities (net)—0.9%		18,192,615
Net Assets—100.0%		$1,987,448,303

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $34,322,263,

BHFTII-240

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
which is 1.7% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $77,081,440 and the collateral received consisted of cash in the amount of
$3,946,500 and non-cash collateral with a value of $73,376,860. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 1.7% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$237,625
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	6,341,800
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,872,344
Form Energy, Inc. - Series F	10/04/24	89,634	2,167,700	2,167,700
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	196,100
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,241,052
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,362,153
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,320,456
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	1,150,434
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	6,554,017
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,725	1,018,949
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,804,424
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,246,369
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,808,840
				$34,322,263
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of March 31, 2025
T. Rowe Price Government Reserve Fund	$23,800,124	$74,386,857	$(66,524,072)	$31,662,909

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
T. Rowe Price Government Reserve Fund	$140,881	31,662,909
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,022,766	$—	$—	$17,022,766
Automobiles	36,205,990	—	—	36,205,990
Biotechnology	25,450,940	—	—	25,450,940
Broadline Retail	191,654,198	—	—	191,654,198
Capital Markets	16,649,060	—	—	16,649,060
Chemicals	14,682,560	—	—	14,682,560
Diversified Consumer Services	5,253,405	—	—	5,253,405
Electrical Equipment	9,472,728	—	—	9,472,728
Electronic Equipment, Instruments & Components	40,017,324	—	—	40,017,324
Entertainment	61,160,770	—	—	61,160,770
Financial Services	134,928,714	—	—	134,928,714
BHFTII-241

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$44,644,445	$—	$—	$44,644,445
Health Care Providers & Services	39,254,566	—	—	39,254,566
Hotels, Restaurants & Leisure	43,333,103	—	—	43,333,103
Interactive Media & Services	219,743,859	—	—	219,743,859
IT Services	26,751,111	—	2,246,369	28,997,480
Life Sciences Tools & Services	34,767,143	—	—	34,767,143
Pharmaceuticals	66,984,605	—	—	66,984,605
Semiconductors & Semiconductor Equipment	253,599,171	—	—	253,599,171
Software	380,415,193	—	3,872,344	384,287,537
Specialty Retail	6,672,312	—	—	6,672,312
Technology Hardware, Storage & Peripherals	206,452,731	—	—	206,452,731
Textiles, Apparel & Luxury Goods	17,713,329	—	—	17,713,329
Total Common Stocks	1,892,830,023	—	6,118,713	1,898,948,736
Total Convertible Preferred Stocks*	—	—	28,203,550	28,203,550
Total Preferred Stocks*	—	6,493,993	—	6,493,993
Total Short-Term Investments*	31,662,909	—	—	31,662,909
Securities Lending Reinvestments
Repurchase Agreements	—	4,508	—	4,508
Time Deposit	—	141,992	—	141,992
Mutual Funds	3,800,000	—	—	3,800,000
Total Securities Lending Reinvestments	3,800,000	146,500	—	3,946,500
Total Investments	$1,928,292,932	$6,640,493	$34,322,263	$1,969,255,688
Collateral for Securities Loaned (Liability)	$—	$(3,946,500)	$—	$(3,946,500)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2025	Change in Unrealized Appreciation/ (Depreciation) from investments Held at March 31, 2025
Common Stocks
IT Services	1,740,778	505,591	2,246,369	505,591
Software	4,770,680	(898,336)	3,872,344	(898,336)
Convertible Preferred Stocks
Automobiles	6,431,657	1,717,112	8,148,769	1,717,112
Commercial Services & Supplies	6,554,017	—	6,554,017	—
Consumer Staples Distribution & Retail	1,150,434	—	1,150,434	—
Electrical Equipment	2,167,700	—	2,167,700	—
Metals & Mining	2,241,052	—	2,241,052	—
Semiconductors & Semiconductor Equipment	1,362,153	—	1,362,153	—
Software	6,579,425	—	6,579,425	—
	$32,997,896	$1,324,367	$34,322,263	$1,324,367
BHFTII-242

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$2,246,369	Market Transaction Method	Precedent Transaction	$35.50	$35.50	$35.50	Increase
Software	3,872,344	Comparable Company Analysis	Enterprise Value/Sales	5.6x	5.6x	5.6x	Increase
			Enterprise Value/Gross Profit	7.8x	7.8x	7.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	196,100	Liquidation Analysis	Expected Payout	$1.00	$1.00	$1.00	Increase
	2,320,456	Market Transaction Method	Precedent Transaction	$12.91	$12.91	$12.91	Increase
	2,823,373	Market Transaction Method	Precedent Transaction	$16.42	$16.42	$16.42	Increase
			Anti-Dilution Conversion Ratio	1.00x	1.19x	1.07x	Increase
	2,808,840	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
			Anti-Dilution Conversion Ratio	1.027x	1.027x	1.027x	Increase
		Calibration Model	Calculated Enterprise Value/Sales	1.4x	3.0x	2.0x	Increase
			Calculated Enterprise Value/EBITDA	10.4x	10.4x	10.4x	Increase
			Discount Rate/Implied Discount	15.00%	37.50%	30.63%	Decrease
Commercial Services & Supplies	6,554,017	Market Transaction Method	Precedent Transactions	$50.00	$63.16	$57.02	Increase
		Calibration Model	Calculated Enterprise Value/Sales	0.2x	0.2x	0.2x	Increase
			Calculated Enterprise Value/EBITDA	1.1x	1.1x	1.1x	Increase
			Implied Discount	37.00%	47.00%	42.00%	Decrease
Consumer Staples Distribution & Retail	1,150,434	Comparable Company Analysis	Enterprise Value/GMV	0.7x	0.8x	0.8x	Increase
			Enterprise Value/Gross Profit	6.6x	8.0x	7.3x	Increase
			Enterprise Value/EBITDA	13.6x	18.5x	16.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Electrical Equipment	2,167,700	Market Transaction Method	Precedent Transaction	$24.18	$24.18	$24.18	Increase
Metals & Mining	2,241,052	Market Transaction Method	Precedent Transactions	$84.95	$84.95	$84.95	Increase
Semiconductors & Semiconductor Equipment	1,362,153	Market Transaction Method	Precedent Transactions	$80.23	$80.23	$80.23	Increase
Software	237,625	Market Transaction Method	Precedent Transactions	$221.00	$221.00	$221.00	Increase
		Comparable Company Analysis	Enterprise Value/Sales	9.9x	11.9x	10.9x	Increase
			Enterprise Value/Gross Profit	12.2x	14.7x	13.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	6,341,800	Market Transaction Method	Precedent Transaction	$92.50	$92.50	$92.50	Increase
BHFTII-243

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.5%
BWX Technologies, Inc.	29,087	$2,869,433
Cadre Holdings, Inc.	38,900	1,151,829
Curtiss-Wright Corp.	14,379	4,562,025
Hexcel Corp.	50,758	2,779,508
Karman Holdings, Inc. (a)	75,976	2,539,118
Leonardo DRS, Inc.	43,987	1,446,293
Moog, Inc. - Class A	3,390	587,656
Rocket Lab USA, Inc. (a) (b)	53,600	958,368
Woodward, Inc.	46,496	8,485,055
		25,379,285
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a) (b)	71,137	2,780,034
Automobile Components — 0.4%
Modine Manufacturing Co. (a)	23,800	1,826,650
Visteon Corp. (a)	33,242	2,580,244
		4,406,894
Banks — 0.9%
Bancorp, Inc. (a) (b)	83,674	4,421,334
First BanCorp	235,072	4,506,330
		8,927,664
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	6,669	9,003,150
Biotechnology — 11.2%
ACADIA Pharmaceuticals, Inc. (a)	39,642	658,454
ADMA Biologics, Inc. (a)	202,333	4,014,287
Agios Pharmaceuticals, Inc. (a)	31,140	912,402
Akero Therapeutics, Inc. (a)	56,291	2,278,660
Alkermes PLC (a)	137,176	4,529,552
Amicus Therapeutics, Inc. (a)	122,436	999,078
Arcellx, Inc. (a)	22,087	1,448,907
Ascendis Pharma AS (ADR) (a)	12,322	1,920,507
Avidity Biosciences, Inc. (a)	104,805	3,093,844
Beam Therapeutics, Inc. (a) (b)	95,580	1,866,677
Biohaven Ltd. (a)	97,322	2,339,621
Blueprint Medicines Corp. (a)	46,380	4,105,094
Bridgebio Pharma, Inc. (a)	115,529	3,993,838
Catalyst Pharmaceuticals, Inc. (a)	93,047	2,256,390
Celldex Therapeutics, Inc. (a) (b)	56,409	1,023,823
Crinetics Pharmaceuticals, Inc. (a) (b)	86,809	2,911,574
Cytokinetics, Inc. (a) (b)	61,227	2,460,713
Denali Therapeutics, Inc. (a) (b)	125,691	1,708,769
Disc Medicine, Inc. (a) (b)	27,396	1,359,937
Dyne Therapeutics, Inc. (a)	45,200	472,792
Exact Sciences Corp. (a) (b)	62,761	2,716,924
Exelixis, Inc. (a)	151,818	5,605,121
Halozyme Therapeutics, Inc. (a)	111,289	7,101,351
Ideaya Biosciences, Inc. (a)	62,543	1,024,454
Insmed, Inc. (a) (b)	108,721	8,294,325
Ionis Pharmaceuticals, Inc. (a) (b)	80,806	2,437,917
Iovance Biotherapeutics, Inc. (a) (b)	124,198	413,579
Janux Therapeutics, Inc. (a)	16,100	434,700
Security Description	Shares	Value
Biotechnology—(Continued)
Krystal Biotech, Inc. (a) (b)	10,405	$1,876,021
Kymera Therapeutics, Inc. (a) (b)	75,666	2,070,978
Madrigal Pharmaceuticals, Inc. (a) (b)	7,928	2,625,991
Merus NV (a)	12,495	525,915
Mirum Pharmaceuticals, Inc. (a)	33,180	1,494,759
Monte Rosa Therapeutics, Inc. (a) (b)	76,100	353,104
MoonLake Immunotherapeutics (a) (b)	37,137	1,450,943
Natera, Inc. (a)	26,410	3,734,638
Neurocrine Biosciences, Inc. (a)	18,520	2,048,312
Nurix Therapeutics, Inc. (a) (b)	65,163	774,136
Nuvalent, Inc. - Class A (a) (b)	26,226	1,859,948
Praxis Precision Medicines, Inc. (a)	25,692	972,956
Prothena Corp. PLC (a) (b)	55,076	681,565
PTC Therapeutics, Inc. (a)	44,823	2,284,180
Replimune Group, Inc. (a)	191,701	1,869,085
Revolution Medicines, Inc. (a)	49,081	1,735,504
Rhythm Pharmaceuticals, Inc. (a)	25,822	1,367,791
Rocket Pharmaceuticals, Inc. (a)	45,297	302,131
Scholar Rock Holding Corp. (a)	83,913	2,697,803
Soleno Therapeutics, Inc. (a)	24,069	1,719,730
SpringWorks Therapeutics, Inc. (a)	27,897	1,231,095
TG Therapeutics, Inc. (a) (b)	30,245	1,192,560
Ultragenyx Pharmaceutical, Inc. (a)	86,902	3,146,721
Vaxcyte, Inc. (a)	20,316	767,132
Vera Therapeutics, Inc. (a)	67,026	1,609,965
Xencor, Inc. (a) (b)	79,417	844,997
		113,621,250
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	20,500	2,385,380
Building Products — 3.7%
AAON, Inc.	48,695	3,804,541
AZEK Co., Inc. (a)	156,982	7,674,850
Builders FirstSource, Inc. (a)	12,183	1,522,144
CSW Industrials, Inc.	18,677	5,444,719
Griffon Corp.	37,384	2,672,956
Simpson Manufacturing Co., Inc.	37,726	5,926,000
Trex Co., Inc. (a) (b)	76,171	4,425,535
UFP Industries, Inc.	56,578	6,056,109
		37,526,854
Capital Markets — 1.3%
Affiliated Managers Group, Inc.	13,282	2,231,775
Donnelley Financial Solutions, Inc. (a)	56,600	2,473,986
Hamilton Lane, Inc. - Class A (b)	12,335	1,833,844
StoneX Group, Inc. (a)	73,750	5,633,025
TPG, Inc.	24,900	1,181,007
		13,353,637
Chemicals — 2.1%
Axalta Coating Systems Ltd. (a)	164,025	5,440,709
Balchem Corp.	22,259	3,694,994
Cabot Corp.	43,444	3,611,934
Element Solutions, Inc.	48,501	1,096,608
Olin Corp.	69,995	1,696,679
BHFTII-244

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
RPM International, Inc.	45,402	$5,252,103
		20,793,027
Commercial Services & Supplies — 1.3%
Brink's Co.	46,844	4,036,079
Casella Waste Systems, Inc. - Class A (a)	24,730	2,757,642
Clean Harbors, Inc. (a) (b)	20,255	3,992,261
MSA Safety, Inc.	15,686	2,300,979
		13,086,961
Construction & Engineering — 2.3%
API Group Corp. (a)	199,778	7,144,061
Comfort Systems USA, Inc.	4,200	1,353,786
Dycom Industries, Inc. (a)	13,018	1,983,162
EMCOR Group, Inc.	7,937	2,933,754
Fluor Corp. (a)	26,400	945,648
IES Holdings, Inc. (a) (b)	5,400	891,594
Primoris Services Corp.	17,400	998,934
Sterling Infrastructure, Inc. (a)	23,000	2,603,830
Valmont Industries, Inc.	15,084	4,304,521
WillScot Holdings Corp. (b)	20,204	561,671
		23,720,961
Construction Materials — 0.9%
Eagle Materials, Inc. (b)	24,289	5,390,458
Knife River Corp. (a) (b)	44,427	4,007,759
		9,398,217
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	10,940	4,748,398
Performance Food Group Co. (a)	21,843	1,717,515
PriceSmart, Inc.	19,944	1,752,080
Sprouts Farmers Market, Inc. (a)	18,592	2,837,883
		11,055,876
Diversified Consumer Services — 2.7%
Adtalem Global Education, Inc. (a)	14,000	1,408,960
Duolingo, Inc. (a)	6,770	2,102,356
Frontdoor, Inc. (a)	77,484	2,976,935
Grand Canyon Education, Inc. (a)	28,444	4,921,381
H&R Block, Inc. (b)	82,154	4,511,076
Laureate Education, Inc. (a)	159,462	3,260,998
Stride, Inc. (a) (b)	61,834	7,822,001
		27,003,707
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc. (b)	195,103	5,330,214
Electrical Equipment — 0.1%
NEXTracker, Inc. - Class A (a)	25,000	1,053,500
Electronic Equipment, Instruments & Components — 4.1%
Badger Meter, Inc.	17,863	3,398,436
Belden, Inc.	72,062	7,224,215
ePlus, Inc. (a) (b)	18,000	1,098,540
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Fabrinet (a)	38,225	$7,549,820
Littelfuse, Inc. (b)	4,255	837,129
Novanta, Inc. (a)	40,463	5,174,004
Teledyne Technologies, Inc. (a)	16,035	7,980,780
Vontier Corp. (b)	156,709	5,147,891
Zebra Technologies Corp. - Class A (a)	12,560	3,548,953
		41,959,768
Energy Equipment & Services — 1.3%
Atlas Energy Solutions, Inc. (b)	47,200	842,048
Flowco Holdings, Inc. - Class A (a)	26,678	684,291
Liberty Energy, Inc.	82,877	1,311,943
TechnipFMC PLC	219,380	6,952,152
Weatherford International PLC	59,384	3,180,013
		12,970,447
Entertainment — 0.5%
IMAX Corp. (a) (b)	52,500	1,383,375
TKO Group Holdings, Inc.	24,520	3,746,901
		5,130,276
Financial Services — 3.0%
Equitable Holdings, Inc.	107,846	5,617,698
Euronet Worldwide, Inc. (a)	42,756	4,568,479
EVERTEC, Inc.	62,684	2,304,891
Mr. Cooper Group, Inc. (a)	67,844	8,114,142
Payoneer Global, Inc. (a)	760,181	5,556,923
Remitly Global, Inc. (a)	124,061	2,580,469
Shift4 Payments, Inc. - Class A (a) (b)	24,128	1,971,499
		30,714,101
Food Products — 1.0%
Post Holdings, Inc. (a)	53,041	6,171,851
Simply Good Foods Co. (a)	57,638	1,987,935
Vital Farms, Inc. (a)	65,499	1,995,754
		10,155,540
Ground Transportation — 0.7%
ArcBest Corp.	5,800	409,364
Landstar System, Inc.	11,423	1,715,734
Saia, Inc. (a) (b)	14,497	5,065,687
		7,190,785
Health Care Equipment & Supplies — 4.0%
CONMED Corp. (b)	14,369	867,744
Globus Medical, Inc. - Class A (a)	98,783	7,230,916
Haemonetics Corp. (a)	32,767	2,082,343
Lantheus Holdings, Inc. (a) (b)	72,932	7,118,163
LeMaitre Vascular, Inc.	28,912	2,425,717
Merit Medical Systems, Inc. (a)	73,735	7,794,527
Penumbra, Inc. (a)	18,696	4,999,497
PROCEPT BioRobotics Corp. (a) (b)	17,379	1,012,500
STERIS PLC	9,965	2,258,567
TransMedics Group, Inc. (a) (b)	11,541	776,478
BHFTII-245

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
UFP Technologies, Inc. (a) (b)	17,005	$3,430,079
		39,996,531
Health Care Providers & Services — 5.3%
Addus HomeCare Corp. (a)	23,314	2,305,521
Concentra Group Holdings Parent, Inc.	48,427	1,050,866
CorVel Corp. (a) (b)	60,421	6,765,339
Encompass Health Corp.	106,638	10,800,297
Ensign Group, Inc.	56,726	7,340,344
HealthEquity, Inc. (a)	60,232	5,322,702
Hims & Hers Health, Inc. (a) (b)	51,300	1,515,915
Molina Healthcare, Inc. (a)	9,676	3,187,178
Option Care Health, Inc. (a)	183,420	6,410,529
RadNet, Inc. (a)	17,576	873,879
Select Medical Holdings Corp.	71,661	1,196,739
Tenet Healthcare Corp. (a)	52,215	7,022,917
		53,792,226
Hotels, Restaurants & Leisure — 4.5%
Bloomin' Brands, Inc.	24,445	175,271
Boyd Gaming Corp.	57,730	3,800,366
Brinker International, Inc. (a)	18,273	2,723,591
Churchill Downs, Inc.	29,755	3,304,888
Domino's Pizza, Inc.	2,284	1,049,384
Hilton Grand Vacations, Inc. (a) (b)	55,462	2,074,833
Light & Wonder, Inc. (a)	77,915	6,748,218
Planet Fitness, Inc. - Class A (a)	91,400	8,830,154
Red Rock Resorts, Inc. - Class A	23,398	1,014,771
Rush Street Interactive, Inc. (a)	59,200	634,624
Texas Roadhouse, Inc.	23,370	3,894,143
Travel & Leisure Co.	32,463	1,502,712
United Parks & Resorts, Inc. (a)	22,088	1,004,120
Wingstop, Inc.	28,980	6,537,308
Wynn Resorts Ltd.	22,245	1,857,458
		45,151,841
Household Durables — 1.7%
Cavco Industries, Inc. (a)	9,959	5,174,995
Champion Homes, Inc. (a) (b)	33,022	3,129,165
Green Brick Partners, Inc. (a)	56,047	3,268,101
Installed Building Products, Inc. (b)	18,827	3,228,077
TopBuild Corp. (a) (b)	6,121	1,866,599
		16,666,937
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc. (b)	29,421	1,151,832
Insurance — 1.6%
Palomar Holdings, Inc. (a)	40,888	5,604,927
Primerica, Inc.	12,757	3,629,749
Ryan Specialty Holdings, Inc. (b)	21,577	1,593,893
Skyward Specialty Insurance Group, Inc. (a)	98,552	5,215,372
		16,043,941
Security Description	Shares	Value
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	36,540	$1,064,410
Cars.com, Inc. (a)	67,990	766,247
		1,830,657
IT Services — 0.5%
ASGN, Inc. (a)	32,717	2,061,825
Globant SA (a) (b)	26,987	3,176,910
		5,238,735
Leisure Products — 0.4%
Mattel, Inc. (a)	211,125	4,102,159
Life Sciences Tools & Services — 0.7%
Bio-Techne Corp.	20,200	1,184,326
Medpace Holdings, Inc. (a)	6,962	2,121,252
Repligen Corp. (a) (b)	24,938	3,173,111
West Pharmaceutical Services, Inc.	4,428	991,341
		7,470,030
Machinery — 5.3%
Atmus Filtration Technologies, Inc.	158,969	5,838,931
Crane Co.	27,147	4,158,377
Esab Corp. (b)	60,867	7,091,006
Federal Signal Corp.	70,750	5,203,663
Kadant, Inc. (b)	18,983	6,395,563
Lincoln Electric Holdings, Inc.	17,339	3,279,845
Mueller Industries, Inc.	20,900	1,591,326
RBC Bearings, Inc. (a)	11,556	3,718,374
SPX Technologies, Inc. (a)	50,229	6,468,491
Toro Co.	39,079	2,842,997
Watts Water Technologies, Inc. - Class A	32,085	6,542,773
		53,131,346
Marine Transportation — 0.3%
Kirby Corp. (a)	30,174	3,047,876
Media — 0.5%
Nexstar Media Group, Inc. (b)	26,927	4,825,857
Thryv Holdings, Inc. (a) (b)	48,957	627,139
		5,452,996
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc. (a)	10,285	1,288,196
ATI, Inc. (a)	91,135	4,741,754
Carpenter Technology Corp.	36,737	6,656,010
MP Materials Corp. (a) (b)	267,357	6,526,184
Warrior Met Coal, Inc.	43,105	2,056,971
		21,269,115
Oil, Gas & Consumable Fuels — 3.0%
Centrus Energy Corp. - Class A (a) (b)	21,553	1,340,812
CNX Resources Corp. (a) (b)	104,389	3,286,166
Core Natural Resources, Inc. (b)	26,485	2,041,994
Expand Energy Corp.	24,718	2,751,608
Gulfport Energy Corp. (a)	12,000	2,209,680
BHFTII-246

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Matador Resources Co.	61,993	$3,167,222
Permian Resources Corp.	230,792	3,196,469
Range Resources Corp.	99,408	3,969,361
Viper Energy, Inc.	182,046	8,219,377
		30,182,689
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	72,303	6,650,430
Personal Care Products — 0.6%
BellRing Brands, Inc. (a)	25,398	1,891,135
elf Beauty, Inc. (a) (b)	28,059	1,761,825
Interparfums, Inc.	19,462	2,216,138
		5,869,098
Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc. (a)	54,346	1,575,491
Arvinas, Inc. (a)	61,903	434,559
Prestige Consumer Healthcare, Inc. (a) (b)	39,295	3,378,191
WaVe Life Sciences Ltd. (a)	53,700	433,896
		5,822,137
Professional Services — 4.6%
Booz Allen Hamilton Holding Corp.	31,745	3,319,892
Broadridge Financial Solutions, Inc.	14,373	3,484,878
CACI International, Inc. - Class A (a)	2,359	865,564
CBIZ, Inc. (a)	56,866	4,313,855
ExlService Holdings, Inc. (a)	168,009	7,931,705
First Advantage Corp. (a) (b)	83,774	1,180,376
FTI Consulting, Inc. (a)	21,773	3,572,514
Genpact Ltd.	62,237	3,135,500
Paylocity Holding Corp. (a)	29,941	5,609,147
TriNet Group, Inc.	23,037	1,825,452
Upwork, Inc. (a)	411,686	5,372,502
Verra Mobility Corp. (a)	265,891	5,985,206
		46,596,591
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	27,738	1,850,125
Semiconductors & Semiconductor Equipment — 4.7%
Axcelis Technologies, Inc. (a) (b)	52,717	2,618,453
Cirrus Logic, Inc. (a)	37,419	3,728,990
Credo Technology Group Holding Ltd. (a)	64,036	2,571,686
Entegris, Inc.	24,825	2,171,691
FormFactor, Inc. (a) (b)	49,301	1,394,725
Impinj, Inc. (a) (b)	17,600	1,596,320
Lattice Semiconductor Corp. (a) (b)	67,718	3,551,809
MACOM Technology Solutions Holdings, Inc. (a) (b)	56,346	5,656,012
MKS Instruments, Inc. (b)	28,585	2,291,088
Monolithic Power Systems, Inc.	5,999	3,479,300
Onto Innovation, Inc. (a)	44,465	5,395,383
Photronics, Inc. (a)	104,834	2,176,354
Rambus, Inc. (a)	185,134	9,585,313
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Veeco Instruments, Inc. (a) (b)	50,500	$1,014,040
		47,231,164
Software — 9.3%
A10 Networks, Inc. (b)	116,644	1,905,963
ACI Worldwide, Inc. (a)	84,562	4,626,387
Agilysys, Inc. (a)	39,648	2,876,066
Aurora Innovation, Inc. (a) (b)	317,511	2,135,261
Blackbaud, Inc. (a)	38,817	2,408,595
BlackLine, Inc. (a)	22,500	1,089,450
Box, Inc. - Class A (a)	83,895	2,589,000
Braze, Inc. - Class A (a)	71,987	2,597,291
CCC Intelligent Solutions Holdings, Inc. (a) (b)	517,128	4,669,666
Clearwater Analytics Holdings, Inc. - Class A (a)	35,851	960,807
Commvault Systems, Inc. (a)	45,973	7,252,700
CyberArk Software Ltd. (a)	5,100	1,723,800
Descartes Systems Group, Inc. (a)	63,043	6,356,626
DoubleVerify Holdings, Inc. (a)	197,358	2,638,676
Dynatrace, Inc. (a)	65,545	3,090,447
Fair Isaac Corp. (a)	2,559	4,719,205
Fortinet, Inc. (a)	11,381	1,095,535
InterDigital, Inc. (b)	33,871	7,002,829
Manhattan Associates, Inc. (a)	20,562	3,558,048
MARA Holdings, Inc. (a) (b)	120,200	1,382,300
Monday.com Ltd. (a)	4,700	1,142,852
Nutanix, Inc. - Class A (a)	40,849	2,851,669
Pegasystems, Inc.	21,067	1,464,578
Progress Software Corp.	15,700	808,707
PTC, Inc. (a)	30,883	4,785,321
Q2 Holdings, Inc. (a)	71,280	5,703,113
Qualys, Inc. (a)	15,364	1,934,789
Sapiens International Corp. NV	78,597	2,129,193
ServiceTitan, Inc. - Class A (a) (b)	5,036	478,974
SPS Commerce, Inc. (a)	26,021	3,453,767
Tenable Holdings, Inc. (a)	45,927	1,606,526
Teradata Corp. (a)	29,400	660,912
Vertex, Inc. - Class A (a)	78,111	2,734,666
		94,433,719
Specialized REITs — 0.2%
Lamar Advertising Co. - Class A	21,563	2,453,438
Specialty Retail — 2.6%
Abercrombie & Fitch Co. - Class A (a)	53,051	4,051,505
Academy Sports & Outdoors, Inc. (b)	39,339	1,794,252
Asbury Automotive Group, Inc. (a) (b)	7,261	1,603,519
Carvana Co. (a)	7,711	1,612,216
Dick's Sporting Goods, Inc.	16,390	3,303,568
Group 1 Automotive, Inc. (b)	8,561	3,269,874
Murphy USA, Inc.	19,228	9,033,507
Valvoline, Inc. (a) (b)	60,327	2,099,983
		26,768,424
Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc. (a) (b)	42,400	935,768
BHFTII-247

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Pure Storage, Inc. - Class A (a)	11,047	$489,051
		1,424,819
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a) (b)	21,275	2,259,405
Deckers Outdoor Corp. (a)	26,237	2,933,559
		5,192,964
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	29,331	6,609,448
Boise Cascade Co.	27,124	2,660,593
FTAI Aviation Ltd. (b)	28,549	3,169,795
Herc Holdings, Inc. (b)	8,422	1,130,822
SiteOne Landscape Supply, Inc. (a)	41,451	5,033,809
Watsco, Inc. (b)	2,199	1,117,752
		19,722,219
Total Common Stocks (Cost $908,161,608)		1,005,491,567

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.7%
Mutual Funds—0.7%
T. Rowe Price Government Reserve Fund, 5.349% (e) (f)	6,388,094	6,388,094
Total Short-Term Investments (Cost $6,388,094)		6,388,094

Securities Lending Reinvestments (g)—8.4%
Certificates of Deposit—0.7%
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (h)	1,000,000	1,000,590
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (h)	2,000,000	1,999,836
4.580%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	999,775
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	999,895
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,131
		6,995,117
Commercial Paper—0.9%
Concord Minutemen Capital Co. LLC
4.540%, SOFR + 0.200%, 05/13/25 (h)	1,000,000	1,000,010
Constellation Funding Co. LLC
4.400%, 05/16/25	2,000,000	1,988,502
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (h)	1,000,000	$999,949
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,124
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (h)	1,000,000	999,926
		8,972,084
Repurchase Agreements—5.8%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $7,000,867; collateralized by various Common Stock with an aggregate market value of $7,792,770	7,000,000	7,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $2,800,341; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $2,859,322	2,800,000	2,800,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $7,000,848; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $7,140,865	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $4,100,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $4,080,400	4,000,000	4,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $3,000,374; collateralized by various Common Stock with an aggregate market value of $3,345,353	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $15,913,789; collateralized by various Common Stock with an aggregate market value of $17,730,139	15,900,000	15,900,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
BHFTII-248

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $3,000,363; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $3,060,371	3,000,000	$3,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $11,201,379; collateralized by various Common Stock with an aggregate market value of $12,321,517	11,200,000	11,200,000
		59,100,000
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	1,078,785	1,078,785

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	1,000,000	1,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	1,000,000	$1,000,000
		9,000,000
Total Securities Lending Reinvestments (Cost $85,146,851)		85,145,986
Total Investments—108.4% (Cost $999,696,553)		1,097,025,647
Other assets and liabilities (net)—(8.4)%		(84,566,762)
Net Assets—100.0%		$1,012,458,885

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $101,595,646 and the collateral received consisted of cash in the amount of $85,107,288 and non-cash collateral with a value of $20,264,913. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of March 31, 2025
T. Rowe Price Government Reserve Fund	$3,940,251	$31,499,224	$(29,051,381)	$6,388,094

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
T. Rowe Price Government Reserve Fund	$59,685	6,388,094
BHFTII-249

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,005,491,567	$—	$—	$1,005,491,567
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	6,388,094	—	—	6,388,094
Securities Lending Reinvestments
Certificates of Deposit	—	6,995,117	—	6,995,117
Commercial Paper	—	8,972,084	—	8,972,084
Repurchase Agreements	—	59,100,000	—	59,100,000
Time Deposit	—	1,078,785	—	1,078,785
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	76,145,986	—	85,145,986
Total Investments	$1,020,879,661	$76,145,986	$0	$1,097,025,647
Collateral for Securities Loaned (Liability)	$—	$(85,107,288)	$—	$(85,107,288)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-250

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Chemicals — 8.5%
Corteva, Inc.	339,933	$21,391,984
FMC Corp. (a)	397,100	16,753,649
Mosaic Co.	119,000	3,214,190
Nutrien Ltd.	351,623	17,465,114
OCI NV	526,957	6,120,304
		64,945,241
Construction & Engineering — 0.4%
MasTec, Inc. (b)	28,600	3,337,906
Construction Materials — 0.9%
Titan America SA (b)	476,000	6,435,520
Containers & Packaging — 1.8%
Ball Corp.	121,600	6,331,712
Graphic Packaging Holding Co. (a)	282,900	7,344,084
		13,675,796
Electrical Equipment — 1.0%
Nexans SA	77,170	7,599,254
Soltec Power Holdings SA (a) (b) (c) (d)	113,989	145,874
		7,745,128
Energy Equipment & Services — 0.7%
Baker Hughes Co.	88,400	3,885,180
Flowco Holdings, Inc. - Class A (a) (b)	47,180	1,210,167
		5,095,347
Food Products — 9.6%
Archer-Daniels-Midland Co.	131,800	6,327,718
Bunge Global SA	136,200	10,408,404
Hormel Foods Corp.	245,500	7,595,770
Ingredion, Inc. (a)	47,200	6,381,912
JBS SA	3,587,900	25,847,693
Tyson Foods, Inc. - Class A	267,100	17,043,651
		73,605,148
Independent Power and Renewable Electricity Producers — 1.6%
Ormat Technologies, Inc. (a)	168,400	11,917,668
Marine Transportation — 1.0%
Kirby Corp. (b)	77,131	7,791,002
Metals & Mining — 35.3%
Agnico Eagle Mines Ltd.	173,933	18,856,076
Alamos Gold, Inc. - Class A	506,800	13,551,832
Alcoa Corp. (a)	325,200	9,918,600
Anglo American PLC	669,749	18,801,413
ArcelorMittal SA (NY Reg Shrs)	115,900	3,343,715
Barrick Gold Corp.	798,435	15,521,576
Capstone Copper Corp. (a) (b)	1,366,200	7,034,879
Commercial Metals Co.	154,700	7,117,747
First Quantum Minerals Ltd. (b)	560,200	7,532,657
Franco-Nevada Corp.	97,400	15,346,344
Freeport-McMoRan, Inc.	584,400	22,125,384
Glencore PLC (b)	4,817,900	17,723,282
Gold Fields Ltd. (ADR)	467,200	10,320,448
Ivanhoe Mines Ltd. - Class A (a) (b)	345,784	2,936,299
Kinross Gold Corp.	1,424,400	17,961,684
MP Materials Corp. (a) (b)	331,885	8,101,313
Newmont Corp.	322,117	15,551,809
Nucor Corp.	54,200	6,522,428
Security Description	Shares/ Principal Amount*	Value
Metals & Mining—(Continued)
Pan American Silver Corp.	385,000	$9,944,550
Rio Tinto PLC (ADR) (a)	222,600	13,373,808
Steel Dynamics, Inc.	51,600	6,454,128
Teck Resources Ltd. - Class B	317,300	11,559,239
U.S. Steel Corp. (a)	258,300	10,915,758
		270,514,969
Oil, Gas & Consumable Fuels — 32.6%
Antero Resources Corp. (a) (b)	298,400	12,067,296
ARC Resources Ltd.	416,500	8,373,125
Cenovus Energy, Inc.	226,100	3,145,051
Chevron Corp. (a)	122,100	20,426,109
ConocoPhillips	85,122	8,939,512
Diamondback Energy, Inc.	33,078	5,288,511
EQT Corp.	223,400	11,936,262
Expand Energy Corp.	109,300	12,167,276
Exxon Mobil Corp.	322,258	38,326,144
Marathon Petroleum Corp.	22,800	3,321,732
Permian Resources Corp. (a)	564,070	7,812,370
PetroChina Co. Ltd. - Class H	10,864,000	8,803,662
Phillips 66 Co. (a)	103,600	12,792,528
Shell PLC (ADR) (a)	550,900	40,369,952
Suncor Energy, Inc.	329,200	12,746,620
TotalEnergies SE	387,800	25,063,791
Valero Energy Corp. (a)	94,800	12,520,236
Yellow Cake PLC (a) (b)	1,036,600	5,644,836
		249,745,013
Paper & Forest Products — 2.3%
Suzano SA	1,247,200	11,570,550
West Fraser Timber Co. Ltd. (a)	82,000	6,298,225
		17,868,775
Specialized REITs — 2.0%
Weyerhaeuser Co.	520,000	15,225,600
Total Common Stocks (Cost $704,525,097)		747,903,113

Short-Term Investments—2.3%
Mutual Funds—2.3%
Invesco Treasury Portfolio, Institutional Class, 4.250% (e)	18,114,604	18,114,603
Total Short-Term Investments (Cost $18,114,604)		18,114,603

Securities Lending Reinvestments (f)—12.8%
Certificates of Deposit—0.8%
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Mizuho Bank Ltd.
4.590%, SOFR + 0.230%, 05/09/25 (g)	2,000,000	2,000,020
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (g)	1,000,000	999,775
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (g)	1,000,000	999,895
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,131
		5,994,711
BHFTII-251

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—0.3%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (g)	1,000,000	$999,949
Thunder Bay Funding LLC
4.490%, SOFR + 0.130%, 06/05/25 (g)	1,000,000	999,926
		1,999,875
Repurchase Agreements—7.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $5,100,003	5,000,000	5,000,000
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $7,000,867; collateralized by various Common Stock with an aggregate market value of $7,792,770	7,000,000	7,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $7,000,848; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $7,140,865	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $5,125,389; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $5,100,500	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $10,008,672; collateralized by various Common Stock with an aggregate market value of $11,151,031	10,000,000	10,000,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $2,979,899; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $3,039,498	2,979,539	2,979,539
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $2,000,239; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,000,373; collateralized by various Common Stock with an aggregate market value of $3,345,363	3,000,000	3,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $10,001,231; collateralized by various Common Stock with an aggregate market value of $11,001,354	10,000,000	$10,000,000
		57,979,539
Time Deposit—0.6%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	4,892,457	4,892,457

Mutual Funds—3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	5,000,000	5,000,000
		27,000,000
Total Securities Lending Reinvestments (Cost $97,866,822)		97,866,582
Total Investments—112.8% (Cost $820,506,523)		863,884,298
Other assets and liabilities (net)—(12.8)%		(98,247,237)
Net Assets—100.0%		$765,637,061

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $109,810,338 and the collateral received consisted of cash in the amount of $97,849,151 and non-cash collateral with a value of $16,333,984. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-252

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Country Diversification as of March 31, 2025 (Unaudited)	% of Net Assets
United States	58.1
Canada	20.6
France	4.3
Australia	4.1
South Africa	3.8
Brazil	1.5
China	1.2
Zambia	1.0
Belgium	0.8
Netherlands	0.8
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$58,824,937	$6,120,304	$—	$64,945,241
Construction & Engineering	3,337,906	—	—	3,337,906
Construction Materials	6,435,520	—	—	6,435,520
Containers & Packaging	13,675,796	—	—	13,675,796
Electrical Equipment	—	7,599,254	145,874	7,745,128
Energy Equipment & Services	5,095,347	—	—	5,095,347
Food Products	73,605,148	—	—	73,605,148
Independent Power and Renewable Electricity Producers	11,917,668	—	—	11,917,668
Marine Transportation	7,791,002	—	—	7,791,002
Metals & Mining	233,990,274	36,524,695	—	270,514,969
Oil, Gas & Consumable Fuels	210,232,724	39,512,289	—	249,745,013
Paper & Forest Products	17,868,775	—	—	17,868,775
Specialized REITs	15,225,600	—	—	15,225,600
Total Common Stocks	658,000,697	89,756,542	145,874	747,903,113
Total Short-Term Investments*	18,114,603	—	—	18,114,603
Securities Lending Reinvestments
Certificates of Deposit	—	5,994,711	—	5,994,711
Commercial Paper	—	1,999,875	—	1,999,875
Repurchase Agreements	—	57,979,539	—	57,979,539
Time Deposit	—	4,892,457	—	4,892,457
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	70,866,582	—	97,866,582
Total Investments	$703,115,300	$160,623,124	$145,874	$863,884,298
Collateral for Securities Loaned (Liability)	$—	$(97,849,151)	$—	$(97,849,151)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTII-253

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—42.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	5,900,000	$5,702,225
Aerospace/Defense — 0.3%
Bombardier, Inc.
7.000%, 06/01/32 (144A) (a)	3,050,000	3,036,807
7.250%, 07/01/31 (144A) (a)	2,636,000	2,644,966
7.875%, 04/15/27 (144A) (a)	485,000	486,838
		6,168,611
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,800,000	1,776,815
Airlines — 0.9%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,133,000	3,063,703
Air Canada Pass-Through Trust
4.125%, 11/15/26 (144A)	392,174	391,495
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	1,130,000	1,124,286
8.500%, 05/15/29 (144A) (a)	2,950,000	2,994,829
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26 (144A)	80	80
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,309,904
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
11.000%, 4.000% PIK, 03/06/30 (144A) (a) (b)	5,912,792	5,247,603
United Airlines Pass-Through Trust
4.875%, 07/15/27	288,000	287,479
United Airlines, Inc.
4.375%, 04/15/26 (144A) (a)	2,000,000	1,968,197
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, 05/01/27 (144A)	1,100,000	1,080,222
		18,467,798
Auto Manufacturers — 1.0%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,010,000	2,065,633
Mclaren Finance PLC
7.500%, 08/01/26 (144A)	4,330,000	4,292,112
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,660,000	2,526,569
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	10,450,000	9,967,843
		18,852,157
Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd.
7.500%, 02/15/33 (144A) (a)	2,520,000	2,359,485
Titan International, Inc.
7.000%, 04/30/28 (a)	4,661,000	4,610,695
ZF North America Capital, Inc.
6.750%, 04/23/30 (144A)	570,000	541,631
6.875%, 04/23/32 (144A) (a)	5,680,000	5,269,499
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc.
7.125%, 04/14/30 (144A) (a)	3,850,000	$3,706,248
		16,487,558
Banks — 3.9%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (c)	2,150,000	2,141,936
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (c)	3,340,000	3,449,659
8.625%, 5Y H15 + 4.389%, 10/27/82 (c)	900,000	941,187
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (c)	5,480,000	5,208,466
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (c)	530,000	545,903
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (c)	1,920,000	1,994,828
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (c)	2,810,000	2,766,336
Credit Agricole SA
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (c)	5,470,000	5,562,990
HSBC Holdings PLC
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (c)	390,000	387,428
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (c)	670,000	671,244
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A) † (a)	9,220,000	10,672,990
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (c)	3,260,000	3,383,143
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (c)	4,580,000	6,092,610
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (c)	6,600,000	7,779,560
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (a) (c)	2,020,000	1,999,732
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (c)	1,230,000	1,261,078
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (c)	3,122,000	3,229,412
Truist Financial Corp.
5.867%, SOFR + 2.361%, 06/08/34 (a) (c)	1,930,000	1,985,577
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (c)	3,540,000	3,486,302
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (c)	3,000,000	2,950,850
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (c)	5,700,000	5,930,565
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (c)	4,090,000	4,441,904
		76,883,700
Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A) (a)	990,000	985,040
Biotechnology — 0.3%
Cidron Aida Finco SARL
6.250%, 04/01/28 (144A) (GBP)	4,110,000	5,335,635
BHFTII-254

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials — 0.3%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,184,000	$1,953,843
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	4,720,000	4,749,972
		6,703,815
Chemicals — 0.4%
Cerdia Finanz GmbH
9.375%, 10/03/31 (144A)	540,000	552,480
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	1,627,825
OCP SA
6.750%, 05/02/34 (144A)	5,100,000	5,236,486
		7,416,791
Coal — 0.1%
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,775,378
Commercial Services — 1.6%
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (a)	1,020,000	1,061,755
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	2,320,000	2,119,531
CoreCivic, Inc.
4.750%, 10/15/27	8,126,000	7,886,068
8.250%, 04/15/29 (a)	1,150,000	1,217,937
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A) (a)	610,000	614,225
8.625%, 05/15/32 (144A)	3,330,000	3,432,464
GEO Group, Inc.
10.250%, 04/15/31	2,970,000	3,228,322
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,551,289
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	4,030,000	3,991,719
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32 (144A) (a)	2,030,000	2,046,120
United Rentals North America, Inc.
6.000%, 12/15/29 (144A) (a)	3,700,000	3,759,917
Vortex Opco LLC
8.000%, 04/30/30 (144A)	2,837,802	652,694
WW International, Inc.
4.500%, 04/15/29 (144A)	3,190,000	800,905
		32,362,946
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (b)	251,220	298,952
Distribution/Wholesale — 0.0%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) † (a) (b)	4	4
Security Description	Principal Amount*	Value
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (c)	3,360,000	$3,439,082
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,459,527
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A) (a)	2,830,000	2,981,623
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (a)	1,890,000	1,859,727
7.125%, 04/30/31 (144A)	6,389,000	6,563,292
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	3,000,000	2,873,359
Mcclatchy Media Co. LLC
11.000%, 12.500% PIK, 12/01/31 (144A) (b)	29,076,422	30,094,097
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	2,165,000	2,086,828
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	4,370,000	4,030,210
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A) (a)	850,000	873,440
		58,261,185
Electric — 1.5%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,006,161
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	1,060,000	1,060,689
Edison International
5.375%, 5Y H15 + 4.698%, 03/09/26 (a) (c)	3,501,000	3,350,651
FirstEnergy Corp.
2.650%, 03/01/30 (a)	1,200,000	1,080,634
Lightning Power LLC
7.250%, 08/15/32 (144A) (a)	7,985,000	8,221,196
NRG Energy, Inc.
6.250%, 11/01/34 (144A) (a)	2,170,000	2,136,169
Pampa Energia SA
7.950%, 09/10/31 (144A)	3,360,000	3,406,771
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	320,201	287,380
Southern California Edison Co.
3.900%, 03/15/43	1,077,000	817,377
TransAlta Corp.
6.500%, 03/15/40	3,619,000	3,413,130
7.750%, 11/15/29	1,320,000	1,370,638
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A) (a)	3,020,000	3,078,032
		29,228,828
Energy-Alternate Sources — 0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	745,227	717,022
Sunnova Energy Corp.
5.875%, 09/01/26 (144A)	1,780,000	756,090
		1,473,112
BHFTII-255

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction — 0.9%
Gatwick Airport Finance PLC
4.375%, 04/07/26 (GBP)	5,030,000	$6,383,793
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	4,428,000	4,332,253
TopBuild Corp.
3.625%, 03/15/29 (144A)	2,000,000	1,850,146
4.125%, 02/15/32 (144A)	90,000	80,062
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	4,822,000	5,309,036
		17,955,290
Entertainment — 0.4%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,238,550
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A)	2,390,000	1,784,708
Caesars Entertainment, Inc.
7.000%, 02/15/30 (144A) (a)	2,090,000	2,118,631
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	2,970,000	3,073,534
		8,215,423
Environmental Control — 0.4%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,098,000	2,046,136
GFL Environmental, Inc.
6.750%, 01/15/31 (144A) (a)	2,010,000	2,071,933
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	3,180,000	3,237,705
		7,355,774
Food — 0.2%
Co-Operative Bank Holdings Ltd.
7.500%, 07/08/26 (GBP) (d)	2,410,000	3,162,864
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	1,360,000	1,260,777
		4,423,641
Food Service — 0.3%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	3,430,000	3,407,818
10.500%, 05/15/29 (144A)	2,120,000	2,111,886
		5,519,704
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	1,865,116
5.750%, 07/14/26	1,000,000	1,012,228
		2,877,344
Healthcare-Products — 0.4%
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	3,070,000	2,945,890
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	5,020,000	$5,103,488
		8,049,378
Healthcare-Services — 1.2%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (b)	5,802,000	5,047,740
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	2,770,000	2,189,619
5.250%, 05/15/30 (144A) (a)	2,080,000	1,716,092
5.625%, 03/15/27 (144A) (a)	2,110,000	2,014,884
6.125%, 04/01/30 (144A)	2,490,000	1,486,206
6.875%, 04/15/29 (144A) (a)	2,720,000	1,763,876
10.875%, 01/15/32 (144A) (a)	3,180,000	3,132,843
LifePoint Health, Inc.
9.875%, 08/15/30 (144A)	4,800,000	5,064,490
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,169,473
		23,585,223
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A) (a)	1,866,000	1,865,138
Home Builders — 0.1%
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	1,972,213
Winnebago Industries, Inc.
6.250%, 07/15/28 (144A)	795,000	786,081
		2,758,294
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	740,000	729,322
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A) † (a)	6,285,000	5,219,141
		5,948,463
Internet — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	2,020,000	1,854,895
Gen Digital, Inc.
6.250%, 04/01/33 (144A) (a)	2,880,000	2,866,902
Snap, Inc.
6.875%, 03/01/33 (144A) (a)	2,880,000	2,879,782
Ziff Davis, Inc.
4.625%, 10/15/30 (144A) (a)	2,256,000	2,043,703
		9,645,282
IT Services — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	3,380,000	3,217,631
BHFTII-256

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Leisure Time — 1.7%
Carnival Corp.
6.125%, 02/15/33 (144A) (a)	4,900,000	$4,828,605
NCL Corp. Ltd.
6.750%, 02/01/32 (144A) (a)	6,280,000	6,203,401
8.125%, 01/15/29 (144A) (a)	3,070,000	3,229,127
Royal Caribbean Cruises Ltd.
6.000%, 02/01/33 (144A) (a)	4,000,000	3,997,507
6.250%, 03/15/32 (144A) (a)	4,990,000	5,035,059
Viking Cruises Ltd.
7.000%, 02/15/29 (144A)	2,110,000	2,117,083
9.125%, 07/15/31 (144A) (a)	5,680,000	6,066,984
VOC Escrow Ltd.
5.000%, 02/15/28 (144A) (a)	2,000,000	1,950,912
		33,428,678
Lodging — 0.8%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	5,905,000	5,835,513
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	600,000	550,224
7.625%, 04/17/32 (144A) (a)	2,540,000	2,527,857
Sands China Ltd.
2.300%, 03/08/27	200,000	189,472
2.850%, 03/08/29 (a)	1,240,000	1,121,507
3.250%, 08/08/31 (a)	470,000	406,919
5.125%, 08/08/25	4,610,000	4,606,027
5.400%, 08/08/28	1,240,000	1,241,161
		16,478,680
Machinery-Diversified — 0.3%
Esab Corp.
6.250%, 04/15/29 (144A) (a)	940,000	953,718
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	5,885,000	5,774,711
		6,728,429
Media — 2.4%
AMC Networks, Inc.
4.250%, 02/15/29	1,349,000	1,011,961
10.250%, 01/15/29 (144A) (a)	1,080,000	1,119,150
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	4,630,000	4,102,772
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38	1,130,000	1,018,690
CSC Holdings LLC
4.125%, 12/01/30 (144A)	6,300,000	4,562,065
5.375%, 02/01/28 (144A)	3,260,000	2,780,225
5.500%, 04/15/27 (144A) (a)	6,970,000	6,452,948
11.750%, 01/31/29 (144A)	6,990,000	6,779,199
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	1,970,000	1,891,595
DISH DBS Corp.
5.250%, 12/01/26 (144A)	140,000	128,512
5.750%, 12/01/28 (144A)	2,570,000	2,167,403
Security Description	Principal Amount*	Value
Media—(Continued)
DISH Network Corp.
11.750%, 11/15/27 (144A) (a)	4,260,000	$4,486,106
Gray Media, Inc.
7.000%, 05/15/27 (144A) (a)	2,290,000	2,244,260
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,952,719
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A)	855,000	680,922
Nexstar Media, Inc.
5.625%, 07/15/27 (144A) (a)	1,740,000	1,714,121
Time Warner Cable LLC
5.875%, 11/15/40 (a)	2,132,000	1,954,752
6.750%, 06/15/39 (a)	1,970,000	1,968,870
		47,016,270
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.
6.375%, 06/15/30 (144A) (a)	1,990,000	1,998,660
Mining — 1.3%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (e) (f) (g)	931,574	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,364,561
First Quantum Minerals Ltd.
8.000%, 03/01/33 (144A)	4,040,000	4,093,554
8.625%, 06/01/31 (144A) (a)	2,980,000	3,050,671
9.375%, 03/01/29 (144A)	4,500,000	4,732,407
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,405,220
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	5,731,000	5,373,669
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,014,000	2,003,956
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (e)	8,475,000	85
		25,024,123
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	1,990,000	2,008,357
6.250%, 03/15/33 (144A)	970,000	979,979
		2,988,336
Multi-National — 1.0%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	20,729,032
Oil & Gas — 4.8%
Chord Energy Corp.
6.750%, 03/15/33 (144A)	2,340,000	2,327,733
Crescent Energy Finance LLC
7.625%, 04/01/32 (144A) (a)	1,700,000	1,681,414
9.250%, 02/15/28 (144A)	290,000	301,109
Devon Energy Corp.
5.600%, 07/15/41 (a)	4,800,000	4,478,867
BHFTII-257

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Ecopetrol SA
8.375%, 01/19/36	5,570,000	$5,427,028
Expand Energy Corp.
4.750%, 02/01/32 (a)	5,940,000	5,618,304
Hilcorp Energy I LP/Hilcorp Finance Co.
8.375%, 11/01/33 (144A)	2,020,000	2,070,046
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A) (a)	300,000	296,478
6.375%, 10/24/48 (144A)	1,060,000	990,815
Noble Finance II LLC
8.000%, 04/15/30 (144A)	2,150,000	2,148,736
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,170,000	5,183,323
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,153,782
6.450%, 09/15/36 (a)	2,942,000	3,028,398
7.150%, 05/15/28	6,482,000	6,868,262
7.950%, 06/15/39	9,359,000	10,678,497
Pan American Energy LLC
8.500%, 04/30/32 (144A)	3,330,000	3,577,419
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	1,310,000	1,292,857
6.250%, 02/01/33 (144A) (a)	680,000	677,310
7.000%, 01/15/32 (144A)	6,840,000	6,994,562
8.000%, 04/15/27 (144A) (a)	700,000	713,228
9.875%, 07/15/31 (144A) (a)	1,895,000	2,075,588
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	704,588
6.850%, 06/05/2115 (a)	6,170,000	5,489,912
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,711,736
Range Resources Corp.
8.250%, 01/15/29 (a)	6,060,000	6,233,103
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A) (a)	4,008,000	3,464,147
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A) (a)	3,930,000	3,741,197
YPF SA
6.950%, 07/21/27 (144A)	3,160,000	3,137,824
		94,066,263
Packaging & Containers — 0.3%
ARD Finance SA
6.500%, 7.250% PIK, 06/30/27 (144A) (b)	1,948,150	116,889
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, 06/15/27 (144A)	3,060,000	3,017,425
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	3,680,000	1,684,187
5.250%, 08/15/27 (144A)	650,000	297,479
		5,115,980
Pharmaceuticals — 1.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	4,320,000	4,293,486
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	1,670,000	$1,667,078
6.125%, 02/01/27 (144A)	3,000,000	3,042,000
6.250%, 02/15/29 (144A)	580,000	387,422
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	2,610,000	2,720,993
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	6,520,000	4,710,882
4.750%, 05/09/27	3,520,000	3,465,195
5.125%, 05/09/29 (a)	560,000	547,155
		20,834,211
Pipelines — 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,930,000	3,031,103
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (a)	190,000	220,385
Energy Transfer LP
5.350%, 05/15/45	5,000,000	4,490,242
6.250%, 04/15/49 (a)	750,000	744,036
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (c)	12,640,000	12,363,937
EQM Midstream Partners LP
7.500%, 06/01/27 (144A)	1,660,000	1,695,050
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27	743,167	716,373
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A) (a)	2,070,000	2,120,766
8.875%, 07/15/28 (144A) (a)	1,810,000	1,887,256
Plains All American Pipeline LP
8.695%, 3M TSFR + 4.372%, 05/01/25 (c)	4,228,000	4,218,754
Rockies Express Pipeline LLC
6.750%, 03/15/33 (144A)	1,680,000	1,708,134
7.500%, 07/15/38 (144A)	1,200,000	1,210,945
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	28,518
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A)	1,030,000	977,152
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	2,200,000	1,893,431
4.125%, 08/15/31 (144A) (a)	2,450,000	2,226,069
6.250%, 01/15/30 (144A) (a)	6,060,000	6,150,609
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a) (c)	7,560,000	7,174,356
9.500%, 02/01/29 (144A) (a)	3,540,000	3,795,982
9.875%, 02/01/32 (144A) (a)	4,090,000	4,343,928
Western Midstream Operating LP
5.300%, 03/01/48	4,520,000	3,880,652
5.450%, 04/01/44	9,160,000	8,179,364
		73,057,042
Real Estate — 0.1%
Country Garden Holdings Co. Ltd.
8.000%, 01/27/24 (e)	1,110,000	103,785
BHFTII-258

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate—(Continued)
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (d)	2,025,049	$2,062,665
		2,166,450
Real Estate Investment Trusts — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A) (a)	1,940,000	1,991,177
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	6,503,000	5,875,514
8.500%, 02/15/32 (144A) (a)	3,200,000	3,259,821
Service Properties Trust
5.500%, 12/15/27 (a)	1,466,000	1,414,083
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	2,190,000	2,245,076
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A) (a)	526,000	558,766
		15,344,437
Retail — 1.6%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	2,967,053
Foot Locker, Inc.
4.000%, 10/01/29 (144A)	5,491,000	4,544,173
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	1,380,000	1,244,818
8.750%, 01/15/32 (144A) (a)	7,850,000	6,612,719
11.500%, 08/15/29 (144A) (a)	1,590,000	1,553,748
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,705,000	1,831,376
Michaels Cos., Inc.
5.250%, 05/01/28 (144A) (a)	1,830,000	1,256,291
PetSmart, Inc./PetSmart Finance Corp.
7.750%, 02/15/29 (144A) (a)	5,970,000	5,482,726
Saks Global Enterprises LLC
11.000%, 12/15/29 (144A) (a)	3,230,000	2,616,620
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,210,000	1,995,238
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,142,306
		32,247,068
Semiconductors — 0.1%
Intel Corp.
5.700%, 02/10/53 (a)	1,090,000	1,001,926
Software — 0.2%
Citrix Systems, Inc.
4.500%, 12/01/27	940,000	862,381
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A) (a)	2,960,000	3,009,521
Rackspace Finance LLC
3.500%, 05/15/28 (144A)	912,600	375,128
		4,247,030
Security Description	Principal Amount*	Value
Telecommunications — 2.1%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	$6,385,852
Altice France Holding SA
10.500%, 05/15/27 (144A)	6,360,000	1,859,644
Altice France SA
5.125%, 07/15/29 (144A) (a)	950,000	744,166
5.500%, 10/15/29 (144A) (a)	3,420,000	2,709,856
CommScope LLC
9.500%, 12/15/31 (144A)	3,740,000	3,852,200
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	2,160,000	1,937,006
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	1,914,631
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (b)	5,117,168	4,643,004
10.750%, 11/30/29	9,906,400	10,409,278
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,482,183
6.250%, 03/25/29 (144A) (a)	1,215,000	1,209,847
Viasat, Inc.
5.625%, 04/15/27 (144A) (a)	2,180,000	2,091,832
		41,239,499
Transportation — 0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	5,673,000	5,058,534
XPO, Inc.
6.250%, 06/01/28 (144A) (a)	2,666,000	2,695,518
		7,754,052
Total Corporate Bonds & Notes (Cost $872,265,233)		841,063,301

Mortgage-Backed Securities—14.7%
Collateralized Mortgage Obligations — 5.9%
Angel Oak Mortgage Trust
4.141%, 01/25/67 (144A) (c)	3,369,113	3,157,712
Banc of America Funding Corp.
4.780%, 02/27/37 (144A) (c)	14,713,180	12,019,219
Banc of America Funding Trust
5.497%, 1M TSFR + 0.279%, 09/29/36 (144A) (c)	8,961,378	7,396,869
Banc of America Mortgage Trust
5.708%, 09/25/35 (c)	17,840	15,751
BCAP LLC Trust
4.321%, 05/26/47 (144A) (c)	2,456,887	2,207,626
Bear Stearns Asset-Backed Securities I Trust
17.035%, -4.33x 1M TSFR + 35.754%, 07/25/36 (c)	146,336	171,732
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (d)	3,237,194	3,256,759
7.103%, 10/25/63 (144A) (d)	2,831,078	2,871,982
CIM Trust
5.000%, 05/25/62 (144A) (c)	1,113,564	1,109,984
Citigroup Mortgage Loan Trust, Inc.
6.170%, 09/25/62 (144A) (d)	3,798,244	3,799,840
BHFTII-259

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
COLT Mortgage Loan Trust
6.303%, 07/25/69 (144A) (d)	3,784,165	$3,808,217
6.586%, 02/25/69 (144A) (c)	1,580,000	1,587,551
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (d)	4,010,000	4,038,042
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,328,524	637,681
6.000%, 01/25/37	998,635	593,037
10.862%, -4x 1M TSFR + 28.142%, 07/25/36 (c)	1,367,947	1,185,728
Countrywide Alternative Loan Trust Resecuritization
14.584%, 08/25/37 (c)	1,847,512	820,164
CSMC Trust
7.937%, 09/27/60 (144A) (c)	5,617,053	5,784,794
GreenPoint MTA Trust
4.875%, 1M TSFR + 0.554%, 06/25/45 (c)	295,380	269,803
GSMPS Mortgage Loan Trust
4.835%, 1M TSFR + 0.514%, 04/25/36 (144A) (c)	610,548	522,613
HarborView Mortgage Loan Trust
6.435%, 1M TSFR + 2.114%, 10/25/37 (c)	467,662	434,120
IndyMac INDX Mortgage Loan Trust
5.155%, 1M TSFR + 0.834%, 01/25/35 (c)	472,723	360,777
Legacy Mortgage Asset Trust
7.844%, 10/25/66 (144A) (d)	3,004,371	3,005,148
Lehman XS Trust
4.835%, 1M TSFR + 0.514%, 08/25/46 (c)	643,314	615,160
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (d)	4,360,000	4,406,604
MASTR Seasoned Securitization Trust
6.096%, 10/25/32 (c)	16,722	16,725
Merrill Lynch Mortgage Investors Trust
6.059%, 08/25/33 (c)	107,504	99,203
MF1 Trust
5.857%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	4,910,000	4,911,541
MFA Trust
6.784%, 12/25/68 (144A) (d)	2,453,065	2,478,864
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (c)	2,860,000	2,448,197
3.500%, 12/25/58 (144A) (c)	2,061,560	1,925,139
3.750%, 11/25/58 (144A) (c)	1,778,201	1,702,896
3.991%, 04/25/62 (144A) (c)	3,784,087	3,433,164
4.250%, 09/25/56 (144A) (c)	4,081,194	3,971,020
NYMT Loan Trust
7.154%, 02/25/29 (144A) (d)	2,650,000	2,681,628
OBX Trust
5.949%, 02/25/63 (144A) (d)	781,997	783,403
PRKCM Trust
7.304%, 02/25/58 (144A) (d)	3,555,041	3,572,431
RALI Trust
6.192%, 11/25/37 (c)	1,633,565	1,394,447
Reperforming Loan Trust REMICS
1.733%, 03/25/35 (144A) (c) (h)	1,336,683	60,302
Sequoia Mortgage Trust
3.730%, 07/25/45 (144A) (c)	3,054	2,969
5.540%, 6M TSFR + 1.108%, 06/20/33 (c)	16,587	16,163
Structured Adjustable Rate Mortgage Loan Trust
5.937%, 1M TSFR + 1.614%, 09/25/37 (c)	1,079,159	1,008,788
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
4.995%, 1M TSFR + 0.674%, 02/25/36 (c)	1,040,314	$867,126
Towd Point Mortgage Trust
3.669%, 06/25/57 (144A) (c)	2,900,000	2,431,212
6.685%, 1M TSFR + 2.364%, 05/25/58 (144A) (c)	1,220,000	1,236,208
Verus Securitization Trust
4.910%, 06/25/67 (144A) (d)	2,574,616	2,561,277
6.118%, 01/25/69 (144A) (d)	3,679,714	3,680,189
6.845%, 04/25/69 (144A) (d)	3,340,107	3,377,812
6.968%, 12/25/68 (144A) (d)	1,837,386	1,861,713
WaMu Mortgage Pass-Through Certificates Trust
4.975%, 1M TSFR + 0.654%, 12/25/45 (c)	116,564	116,761
5.073%, 09/25/36 (c)	206,212	186,342
5.395%, 1M TSFR + 1.074%, 12/25/45 (c)	4,282,247	3,869,490
5.433%, 12M MTA + 0.798%, 03/25/47 (c)	543,904	499,376
6.233%, 08/25/33 (c)	348,384	338,670
		115,609,969
Commercial Mortgage-Backed Securities — 8.8%
280 Park Avenue Mortgage Trust
6.159%, 1M TSFR + 1.836%, 09/15/34 (144A) (c)	1,640,000	1,582,600
ARES Commercial Mortgage Trust
5.762%, 1M TSFR + 1.443%, 10/15/34 (144A) (c)	2,360,000	2,354,100
Bank
4.000%, 11/15/32 (144A) (c)	4,930,000	3,598,774
4.000%, 02/15/56 (144A)	3,400,000	2,566,943
5.053%, 10/15/57	5,240,000	5,237,295
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,031,826
Bank5
4.803%, 12/15/57 (c)	3,200,000	2,463,056
Benchmark Mortgage Trust
3.666%, 01/15/51 (c)	1,210,000	1,172,602
6.363%, 07/15/56 (c)	1,120,000	1,167,315
BFLD Commercial Mortgage Trust
7.010%, 1M TSFR + 2.691%, 11/15/41 (144A) (c)	3,180,000	3,176,025
7.959%, 1M TSFR + 3.640%, 11/15/41 (144A) (c)	3,180,000	3,182,223
BHMS Mortgage Trust
5.866%, 1M TSFR + 1.547%, 07/15/35 (144A) (c)	5,350,000	5,345,656
BOCA Commercial Mortgage Trust
8.756%, 1M TSFR + 4.437%, 08/15/41 (144A) (c)	3,670,000	3,660,819
BWAY Mortgage Trust
3.928%, 03/10/33 (144A) (c)	3,200,000	2,812,012
BX Commercial Mortgage Trust
3.549%, 03/11/44 (144A) (c)	9,066,697	8,061,716
6.515%, 1M TSFR + 2.196%, 04/15/34 (144A) (c)	7,780,000	7,668,162
7.713%, 08/13/41 (144A) (c)	3,110,000	3,076,179
8.007%, 1M TSFR + 3.688%, 05/15/34 (144A) (c)	4,086,206	4,065,775
8.010%, 1M TSFR + 3.690%, 04/15/40 (144A) (c)	5,350,000	5,343,933
BX Trust
7.009%, 1M TSFR + 2.690%, 04/15/41 (144A) (c)	4,615,245	4,603,707
CFK Trust
3.458%, 03/15/39 (144A) (c)	2,100,000	1,503,957
Citigroup Commercial Mortgage Trust
3.110%, 04/10/48 (144A)	1,750,000	1,382,517
3.225%, 09/15/48 (144A)	2,000,000	1,833,376
BHFTII-260

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
5.820%, 10/12/40 (144A) (c)	1,120,000	$1,143,668
CSMC Trust
3.160%, 12/15/41 (144A)	7,420,000	6,782,808
4.373%, 09/15/37 (144A)	5,620,000	3,131,394
8.794%, PRIME + 1.294%, 07/15/32 (144A) (c)	700,000	694,306
11.794%, PRIME + 4.294%, 07/15/32 (144A) (c)	6,685,000	6,477,189
Extended Stay America Trust
8.134%, 1M TSFR + 3.814%, 07/15/38 (144A) (c)	3,559,878	3,557,657
Greystone CRE Notes
9.652%, 1M TSFR + 5.333%, 03/15/41 (144A) (c)	2,180,000	2,185,474
GS Mortgage Securities Corp. II
8.367%, 03/10/41 (144A) (c)	5,880,000	6,066,038
GS Mortgage Securities Corp. Trust
7.084%, 1M TSFR + 2.764%, 05/15/26 (144A) (c)	1,540,000	1,093,504
GS Mortgage Securities Trust
3.384%, 05/10/50	6,500,000	5,064,014
HIH Trust
9.756%, 1M TSFR + 5.437%, 10/15/41 (144A) (c)	4,300,000	4,278,542
HIT Trust
13.441%, 1M TSFR + 9.122%, 07/15/39 (144A) (c)	3,002,642	3,025,283
JP Morgan Chase Commercial Mortgage Securities Trust
4.722%, 01/15/49 (c)	568,000	518,176
8.850%, 1M TSFR + 4.529%, 11/15/38 (144A) (c)	3,760,000	3,712,886
KIND Trust
6.740%, 1M TSFR + 2.414%, 08/15/38 (144A) (c)	1,309,248	1,278,154
7.690%, 1M TSFR + 3.364%, 08/15/38 (144A) (c)	2,687,926	2,619,483
MHC Trust
6.384%, 1M TSFR + 2.064%, 05/15/38 (144A) (c)	4,496,000	4,467,900
MIC Trust
8.437%, 12/05/38 (144A) (c)	1,080,000	1,174,594
Morgan Stanley Capital I Trust
4.572%, 12/15/48 (c)	1,940,000	1,765,954
5.883%, 1M TSFR + 1.563%, 12/15/38 (144A) (c)	5,350,000	5,086,263
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,242,382
7.018%, 12/15/56 (c)	2,260,000	2,436,780
Multifamily Trust
14.060%, 04/25/46 (144A) (c)	2,087,874	2,081,752
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,134,791
RIDE
6.297%, 02/14/47 (144A) (c)	3,030,000	3,064,790
SMR Mortgage Trust
10.319%, 1M TSFR + 6.000%, 02/15/39 (144A) (c)	3,543,671	3,451,082
SMRT Commercial Mortgage Trust
6.270%, 1M TSFR + 1.950%, 01/15/39 (144A) (c)	2,290,000	2,242,935
7.670%, 1M TSFR + 3.350%, 01/15/39 (144A) (c)	5,070,000	4,798,267
Soho Trust
2.697%, 08/10/38 (144A) (c)	3,330,000	2,248,377
SWCH Commercial Mortgage Trust
7.659%, 1M TSFR + 3.340%, 03/15/42 (144A) (c)	4,860,000	4,787,027
UBS Commercial Mortgage Trust
3.418%, 12/15/50	900,180	872,405
Waikiki Beach Hotel Trust
6.647%, 1M TSFR + 2.327%, 12/15/33 (144A) (c)	1,860,000	1,838,577
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WB Commercial Mortgage Trust
7.477%, 03/15/40 (144A) (c)	1,100,000	$1,118,403
		174,331,423
Total Mortgage-Backed Securities (Cost $291,317,122)		289,941,392

Floating Rate Loans (i)—14.2%
Advertising — 0.1%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.799%, 3M TSFR + 5.500%, 05/18/29	2,992,327	2,852,062
Aerospace/Defense — 0.1%
Vertex Aerospace Services LLC
2021 First Lien Term Loan, 6.575%, 1M TSFR + 2.250%, 12/06/30	1,563,505	1,544,938
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 02/13/32 (j)	3,000,000	2,969,064
Varsity Brands, Inc.
2025 Term Loan, 7.819%, 3M TSFR + 3.500%, 08/26/31	2,310,000	2,268,612
		5,237,676
Auto Parts & Equipment — 0.3%
Clarios Global LP
2024 USD Term Loan B, 6.825%, 1M TSFR + 2.500%, 05/06/30	1,986,771	1,961,936
2025 USD Term Loan B, 7.075%, 1M TSFR + 2.750%, 01/28/32	980,000	968,975
First Brands Group LLC
2021 Term Loan, 9.552%, 3M TSFR + 5.000%, 03/30/27	395,876	368,412
2022 Incremental Term Loan, 9.552%, 3M TSFR + 5.000%, 03/30/27	3,364,406	3,131,001
		6,430,324
Beverages — 0.3%
Celsius Holdings, Inc.
Term Loan, 03/21/32 (j)	3,760,000	3,771,750
Triton Water Holdings, Inc.
2025 Term Loan B, 6.549%, 3M TSFR + 2.250%, 03/31/28	1,995,000	1,992,506
		5,764,256
Building Materials — 0.3%
EMRLD Borrower LP
2024 Term Loan B, 6.799%, 3M TSFR + 2.500%, 08/04/31	636,800	631,958
Term Loan B, 6.933%, 6M TSFR + 2.500%, 05/31/30	1,992,250	1,972,327
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.575%, 1M TSFR + 2.250%, 03/19/29	2,311,447	2,292,955
BHFTII-261

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Quikrete Holdings, Inc.
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 02/10/32	2,000,000	$1,981,428
		6,878,668
Chemicals — 0.2%
A-AP Buyer, Inc.
Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/09/31	1,655,850	1,657,920
Natgasoline LLC
2025 Term Loan B, 03/24/30 (j)	1,625,000	1,586,406
		3,244,326
Commercial Services — 0.9%
Adtalem Global Education, Inc.
2024 1st Lien Term Loan B, 7.075%, 1M TSFR + 2.750%, 08/12/28	396,417	396,995
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.175%, 1M TSFR + 3.750%, 05/12/28	2,976,864	2,976,864
Boost Newco Borrower LLC
2025 USD Term Loan B, 6.299%, 3M TSFR + 2.000%, 01/31/31	2,523,675	2,511,844
DS Parent, Inc.
Term Loan B, 9.799%, 3M TSFR + 5.500%, 01/31/31	4,793,775	4,470,195
GEO Group, Inc.
2024 Term Loan B, 9.577%, 1M TSFR + 5.250%, 04/13/29	1,646,890	1,669,021
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.325%, 1M TSFR + 2.000%, 10/13/30	2,233,167	2,225,840
Ryan LLC
Term Loan, 7.825%, 1M TSFR + 3.500%, 11/14/30	2,995,222	2,987,734
WW International, Inc.
2021 Term Loan B, 8.052%, 3M TSFR + 3.500%, 04/13/28	2,260,000	590,425
		17,828,918
Computers — 0.7%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.575%, 1M TSFR + 2.250%, 09/29/31	4,249,350	4,130,500
Nielsen Consumer, Inc.
2025 USD Term Loan, 7.825%, 1M TSFR + 3.500%, 03/06/28	2,002,450	1,998,069
Twitter, Inc.
2025 Fixed Term Loan, 9.500%, 10/26/29	3,160,000	3,246,243
Term Loan, 10.949%, 1M TSFR + 6.500%, 10/26/29	1,994,898	1,984,301
UST Holdings Ltd.
Term Loan, 7.325%, 1M TSFR + 3.000%, 11/20/28	1,922,036	1,930,444
		13,289,557
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.575%, 1M TSFR + 3.250%, 12/11/30	1,995,000	1,970,477
Security Description	Principal Amount*	Value

Diversified Financial Services — 1.2%
Advisor Group, Inc.
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 08/17/28	2,791,032	$2,772,134
AqGen Island Holdings, Inc.
2024 Term Loan B, 7.325%, 1M TSFR + 3.000%, 08/02/28	4,384,646	4,365,463
Blackhawk Network Holdings, Inc.
2025 Term Loan B, 8.325%, 1M TSFR + 4.000%, 03/12/29	1,721,984	1,717,679
Citadel Securities LP
2024 First Lien Term Loan, 6.325%, 1M TSFR + 2.000%, 10/31/31	2,894,910	2,894,710
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.311%, 3M TSFR + 6.750%, 04/07/28	2,060,000	1,977,600
Focus Financial Partners LLC
2025 Incremental Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/15/31	3,391,500	3,361,119
Greystone Select Financial LLC
Term Loan B, 9.555%, 3M TSFR + 5.000%, 06/16/28	1,346,205	1,346,205
Jane Street Group LLC
2024 Term Loan B1, 6.313%, 3M TSFR + 2.000%, 12/15/31	4,022,144	3,983,809
VFH Parent LLC
2025 Term Loan B, 6.825%, 1M TSFR + 2.500%, 06/21/31	2,000,000	2,006,260
		24,424,979
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/30/31	2,238,750	2,242,247
Engineering & Construction — 0.3%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.791% - 6.825%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (k)	659,971	657,084
Term Loan B, 6.825%, 1M TSFR + 2.500%, 07/01/31	2,876,493	2,864,506
Chromalloy Corp.
2024 Term Loan B, 8.060%, 3M TSFR + 3.750%, 03/27/31	2,689,675	2,684,072
		6,205,662
Entertainment — 1.1%
Allen Media LLC
2021 Term Loan B, 9.949%, 3M TSFR + 5.500%, 02/10/27	8,560,023	4,986,213
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.563%, 3M TSFR + 2.250%, 02/06/31	1,979,962	1,970,681
Term Loan B, 6.563%, 3M TSFR + 2.250%, 02/06/30	1,451,400	1,450,493
Catawba Nation Gaming Authority
Term Loan B, 12/16/31 (j)	2,150,000	2,171,500
Endeavor Group Holdings, Inc.
Term Loan B, 7.319%, 1M TSFR + 3.000%, 01/27/32	4,820,000	4,802,928
Flutter Financing BV
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 11/30/30	1,997,132	1,993,387
BHFTII-262

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
UFC Holdings LLC
2024 Term Loan B, 6.580%, 3M TSFR + 2.250%, 11/21/31	4,648,350	$4,639,053
		22,014,255
Environmental Control — 0.5%
Liberty Tire Recycling Holdco LLC
2021 Term Loan, 8.939%, 1M TSFR + 4.500%, 05/05/28	2,896,473	2,795,097
LRS Holdings LLC
Term Loan B, 8.689%, 1M TSFR + 4.250%, 08/31/28	4,063,207	3,900,679
Madison IAQ LLC
2025 Term Loan B, 03/27/32 (j)	2,590,000	2,570,575
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 7.189%, 1M TSFR + 2.750%, 03/24/28	1,365,934	1,340,664
		10,607,015
Food — 0.1%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan, 12.189%, 1M TSFR + 7.750%, 10/01/26	1,452,297	1,346,098
Hand/Machine Tools — 0.4%
Alliance Laundry Systems LLC
2024 Term Loan B, 7.072%, 3M TSFR + 2.750%, 08/19/31	4,740,000	4,730,520
Dynamo Newco II GmbH
USD Term Loan B, 7.762%, 6M TSFR + 4.000%, 10/01/31	2,992,481	2,999,029
		7,729,549
Healthcare-Products — 0.3%
Medline Borrower LP
2024 USD Add-on Term Loan B, 6.575%, 1M TSFR + 2.250%, 10/23/28	3,772,786	3,769,798
Sotera Health Holdings LLC
2024 Term Loan B, 7.549%, 3M TSFR + 3.250%, 05/30/31	2,249,922	2,258,359
		6,028,157
Healthcare-Services — 0.8%
EyeCare Partners LLC
2024 Second Out Term Loan B, 5.393%, 3M TSFR + 1.000%, 3.610% PIK, 11/30/28 (b)	2,622,361	2,064,291
Global Medical Response, Inc.
2024 PIK Term Loan, 9.790%, 3M TSFR + 5.500%, 10/31/28	1,957,761	1,959,858
Knight Health Holdings LLC
Term Loan B, 9.689%, 1M TSFR + 5.250%, 12/23/28 †	1,395,679	718,775
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.052%, 3M TSFR + 3.750%, 05/17/31	3,788,218	3,680,254
2024 Incremental Term Loan B1, 7.817%, 3M TSFR + 3.500%, 05/19/31	1,303,458	1,260,552
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 8.037%, 3M TSFR + 3.750%, 12/31/30	381,623	$378,761
2025 Second Out Term Loan, 9.149%, 3M TSFR + 4.600%, 12/31/30	1,963,414	1,620,631
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 02/21/31	1,131,034	1,127,814
Team Services Group
2024 Term Loan B, 9.541%, 3M TSFR + 5.250%, 12/20/27	877,800	858,049
Term Loan, 9.552%, 3M TSFR + 5.000%, 12/20/27	1,240,310	1,206,202
		14,875,187
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.299%, 3M TSFR + 3.000%, 03/05/29	2,376,000	2,377,670
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.323%, 1M TSFR + 3.000%, 07/31/28	2,820,787	2,797,574
Insurance — 1.0%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.325%, 1M TSFR + 3.000%, 11/06/30	2,433,754	2,421,965
AmWINS Group, Inc.
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 01/30/32	4,249,350	4,218,997
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.825%, 1M TSFR + 3.500%, 02/14/31	2,992,443	2,998,991
Asurion LLC
2021 Second Lien Term Loan B4, 9.689%, 1M TSFR + 5.250%, 01/20/29	1,450,000	1,350,313
2021 Term Loan B9, 7.689%, 1M TSFR + 3.250%, 07/31/27	1,892,875	1,880,335
Howden Group Holdings Ltd.
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 04/18/30	921,200	921,919
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.313%, 3M TSFR + 3.000%, 07/31/31	4,363,429	4,351,429
Truist Insurance Holdings LLC
2024 Term Loan B, 7.049%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,760,909
		19,904,858
Internet — 0.1%
Getty Images, Inc.
2025 USD Term Loan B, 11.250%, 02/21/30	1,140,000	1,151,400
Investment Companies — 0.2%
Cardinal Parent, Inc.
2020 Term Loan B, 8.949%, 3M TSFR + 4.500%, 11/12/27	1,496,104	1,461,975
BHFTII-263

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Investment Companies—(Continued)
NEXUS Buyer LLC
2025 Term Loan B, 7.825%, 1M TSFR + 3.500%, 07/31/31	3,156,241	$3,139,276
		4,601,251
Leisure Time — 0.1%
Carnival Corp.
2025 Term Loan (2027), 6.325%, 1M TSFR + 2.000%, 08/08/27	956,469	955,274
Topgolf Callaway Brands Corp.
Term Loan B, 03/18/30 (j)	1,695,491	1,614,955
		2,570,229
Lodging — 0.3%
Four Seasons Hotels Ltd.
2024 1st Lien Term Loan B, 6.075%, 1M TSFR + 1.750%, 11/30/29	1,984,772	1,986,634
Station Casinos LLC
2024 Term Loan B, 6.325%, 1M TSFR + 2.000%, 03/14/31	2,992,443	2,980,988
		4,967,622
Machinery-Construction & Mining — 0.1%
Terex Corp.
2024 Term Loan B, 6.299%, 3M TSFR + 2.000%, 10/08/31	1,300,000	1,303,134
Machinery-Diversified — 0.1%
Crown Equipment Corp.
Term Loan B, 6.819%, 1M TSFR + 2.500%, 10/10/31	980,000	981,837
Media — 0.3%
Gannett Holdings LLC
2024 Term Loan, 9.308%, 3M TSFR + 5.000%, 10/15/29	547,148	541,677
Gray Television, Inc.
2021 Term Loan D, 7.437%, 1M TSFR + 3.000%, 12/01/28	1,994,276	1,833,845
2024 Term Loan B, 9.573%, 1M TSFR + 5.250%, 06/04/29	1,498,675	1,453,715
Learfield Communications LLC
2024 Term Loan B, 8.825%, 1M TSFR + 4.500%, 06/30/28	1,990,212	1,995,601
Univision Communications, Inc.
2024 Term Loan B, 7.939%, 1M TSFR + 3.500%, 01/31/29	605,425	589,154
		6,413,992
Packaging & Containers — 0.3%
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, 03/26/32 (j)	104,639	104,148
2025 Term Loan B, 03/26/32 (j)	5,985,361	5,959,175
		6,063,323
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 09/25/30 (j)	1,500,000	1,451,250
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Gainwell Acquisition Corp.
Term Loan B, 8.399%, 3M TSFR + 4.000%, 10/01/27	1,994,792	$1,865,130
		3,316,380
Pipelines — 0.1%
NGP XI Midstream Holdings LLC
Term Loan B, 7.799%, 3M TSFR + 3.500%, 07/25/31	1,296,750	1,304,855
Real Estate Investment Trusts — 0.1%
Blackstone Mortgage Trust, Inc.
2019 Term Loan B, 6.689%, 1M TSFR + 2.250%, 04/23/26	382,601	383,080
KREF Holdings X LLC
2025 Term Loan B, 7.572%, 1M TSFR + 3.250%, 03/05/32	2,000,000	1,992,500
		2,375,580
Retail — 0.7%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 06/11/31	1,990,000	1,943,981
Michaels Cos., Inc.
2021 Term Loan B, 8.811%, 3M TSFR + 4.250%, 04/17/28	413,555	304,894
Peer Holding III BV
2025 USD Term Loan B4B, 6.799%, 3M TSFR + 2.500%, 10/28/30	3,306,600	3,305,568
2025 USD Term Loan B5B, 6.799%, 3M TSFR + 2.500%, 07/01/31	2,643,375	2,643,925
Spencer Spirit IH LLC
2024 Term Loan B, 9.064%, 1M TSFR + 4.750%, 07/15/31	2,988,591	3,018,477
Thermostat Purchaser III, Inc.
2024 Term Loan B, 8.549%, 3M TSFR + 4.250%, 08/31/28	2,992,462	2,999,943
		14,216,788
Software — 2.0%
Cloudera, Inc.
2021 Term Loan, 8.175%, 1M TSFR + 3.750%, 10/08/28	2,530,847	2,496,048
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	2,400,000	2,391,000
2024 Term Loan, 7.073%, 1M TSFR + 2.750%, 05/01/31	2,410,417	2,397,613
2025 Incremental Term Loan, 02/13/32 (j)	2,620,000	2,579,062
Darktrace PLC
1st Lien Term Loan, 7.535%, 3M TSFR + 3.250%, 10/09/31	3,000,000	2,974,923
DCert Buyer, Inc.
2019 Term Loan B, 8.325%, 1M TSFR + 4.000%, 10/16/26	2,097,239	2,042,677
2021 2nd Lien Term Loan, 11.325%, 1M TSFR + 7.000%, 02/19/29	3,000,000	2,447,499
Evertec Group LLC
2023 Term Loan B, 7.075%, 1M TSFR + 2.750%, 10/30/30	1,971,000	1,980,855
BHFTII-264

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Modena Buyer LLC
Term Loan, 8.791%, 3M TSFR + 4.500%, 07/01/31	3,124,650	$3,030,910
MRI Software LLC
2020 Term Loan, 9.049%, 3M TSFR + 4.750%, 02/10/27	913,223	906,374
2020 Term Loan B, 9.049%, 3M TSFR + 4.750%, 02/10/27	1,587,714	1,571,837
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.799%, 3M TSFR + 3.500%, 12/17/27	2,991,802	2,965,623
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.549%, 3M TSFR + 3.250%, 10/28/30	349,122	352,614
Red Planet Borrower LLC
Term Loan B, 7.925%, 1M TSFR + 3.500%, 10/02/28	1,920,052	1,885,491
SolarWinds Holdings, Inc.
2025 Term Loan, 03/12/32 (j)	7,270,000	7,083,706
SS&C Technologies, Inc.
2024 Term Loan B8, 6.325%, 1M TSFR + 2.000%, 05/09/31	2,673,189	2,673,949
		39,780,181
Sovereign — 0.1%
Republic of Tanzania
2024 Term Loan, 9.881%, 3M TSFR + 5.450%, 04/30/31 (g)	2,700,000	2,652,750
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.814%, 1M TSFR + 3.500%, 10/30/31	4,160,000	4,170,400
Total Floating Rate Loans (Cost $288,785,370)		281,464,175

U.S. Treasury & Government Agencies—10.7%
Agency Sponsored Mortgage-Backed — 10.7%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	661,169	547,562
1.500%, 07/01/41	522,052	432,828
3.000%, 06/01/35	1,991,760	1,871,835
4.000%, 07/01/49	4,984,504	4,704,116
4.500%, 02/01/47	1,141,300	1,110,733
4.500%, 10/01/52	761,703	729,893
5.000%, 09/01/52	3,446,538	3,388,733
6.000%, 09/01/53	4,646,499	4,738,716
6.000%, 02/01/55	399,520	406,386
6.500%, 05/01/53	1,428,563	1,489,955
6.500%, 11/01/53	2,237,028	2,323,605
7.000%, 03/01/39	25,134	26,398
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (c)	4,427,133	4,238,677
4.250%, 05/25/60 (144A) (c)	4,710,000	4,490,322
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.340%, SOFR30A + 3.000%, 12/25/50 (144A) (c)	8,290,000	8,921,246
7.390%, SOFR30A + 3.050%, 01/25/34 (144A) (c)	4,750,000	5,023,125
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.090%, SOFR30A + 3.750%, 02/25/42 (144A) (c)	2,717,000	$2,807,922
9.090%, SOFR30A + 4.750%, 02/25/42 (144A) (c)	1,090,000	1,138,374
10.090%, SOFR30A + 5.750%, 09/25/42 (144A) (c)	3,780,000	4,113,131
Federal National Mortgage Association
2.000%, 07/01/36	3,402,996	3,084,461
2.000%, 08/01/41	3,692,283	3,152,849
2.000%, 08/01/51	2,150,949	1,741,069
2.000%, 10/01/51	11,365,758	9,176,267
2.500%, 07/01/41	2,021,735	1,770,972
2.500%, 04/01/51	1,636,325	1,375,493
2.500%, 09/01/51	296,616	251,616
2.500%, 10/01/51	1,297,018	1,094,629
2.500%, 03/01/52	7,201,702	6,064,224
3.000%, 06/01/51	12,460,280	10,893,481
3.000%, 03/01/52	5,198,056	4,580,793
3.000%, 06/01/52	371,303	325,089
3.500%, 08/01/45	13,783,384	12,736,195
4.000%, 03/01/52	3,135,664	2,932,597
4.500%, 04/01/48	885,157	862,232
4.500%, 04/01/49	36,467	35,442
4.500%, 10/01/49	19,517	18,993
4.500%, 08/01/58	62,447	59,904
5.500%, 09/01/53	4,659,327	4,669,152
6.500%, 01/01/53	1,697,189	1,760,201
7.000%, 07/01/30	126	132
7.000%, 07/01/31	699	730
7.000%, 09/01/31	475	496
7.000%, 10/01/31	488	509
7.000%, 11/01/31	9,909	10,345
7.000%, 01/01/32	3,475	3,628
7.500%, 01/01/30	79	81
7.500%, 02/01/30	147	146
7.500%, 06/01/30	16	16
7.500%, 08/01/30	37	37
7.500%, 11/01/30	5,276	5,299
7.500%, 02/01/31	150	150
8.000%, 07/01/30	101	106
8.000%, 09/01/30	223	225
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.840%, SOFR30A + 2.500%, 10/25/43 (144A) (c)	1,810,000	1,845,698
6.840%, SOFR30A + 2.500%, 02/25/44 (144A) (c)	1,100,000	1,112,800
7.040%, SOFR30A + 2.700%, 01/25/44 (144A) (c)	4,650,000	4,734,690
7.440%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	7,990,000	8,122,314
7.854%, SOFR30A + 3.514%, 10/25/39 (144A) (c)	9,547,299	9,788,941
8.240%, SOFR30A + 3.900%, 07/25/43 (144A) (c)	1,470,000	1,549,012
8.554%, SOFR30A + 4.214%, 07/25/39 (144A) (c)	2,826,775	2,914,235
Federal National Mortgage Association REMICS
4.500%, 06/25/29	183	182
4.804%, SOFR30A + 0.464%, 05/25/34 (c)	25,463	25,288
FREMF Mortgage Trust
10.753%, SOFR30A + 6.400%, 07/25/31 (144A) (c)	1,781,868	1,624,578
Government National Mortgage Association
Zero Coupon, 04/16/52 (c) (h)	1,506,595	15
0.563%, 07/16/58 (c) (h)	846,033	22,840
BHFTII-265

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.000%, 10/20/50	3,861,550	$3,159,684
2.000%, 02/20/51	740,802	593,100
2.500%, 03/20/51	2,371,449	2,023,693
2.500%, 05/20/51	257,206	217,171
3.000%, 10/20/51	933,574	827,339
3.000%, 11/20/51	1,821,240	1,615,999
3.500%, 12/20/50	2,206,363	2,027,821
4.000%, 10/20/52	1,620,840	1,522,546
4.500%, 11/20/50	825,194	802,473
4.500%, 12/20/50	144,083	139,901
4.500%, 04/20/53	1,248,549	1,201,812
5.000%, 09/20/52	2,023,256	1,999,865
5.000%, 09/20/53	1,360,243	1,339,377
5.500%, 01/15/34	11,771	12,066
5.500%, 03/20/34	1,964	2,013
5.500%, 04/15/34	4,015	4,128
5.500%, 07/15/34	21,273	21,685
5.500%, 10/15/34	18,073	18,512
5.500%, 04/20/53	2,159,110	2,169,817
5.750%, 10/15/38	21,510	22,562
6.000%, 05/20/32	2,319	2,411
6.000%, 02/15/33	427	437
6.000%, 03/15/33	1,305	1,336
6.000%, 06/15/33	878	921
6.000%, 07/15/33	1,357	1,400
6.000%, 09/15/33	631	638
6.000%, 10/15/33	812	846
6.000%, 11/20/33	3,164	3,269
6.500%, 02/15/32	152	157
6.500%, 03/15/32	145	150
6.500%, 11/15/32	338	348
Government National Mortgage Association, TBA
2.000%, TBA (l)	100,000	81,770
2.500%, TBA (l)	200,000	170,568
3.000%, TBA (l)	2,200,000	1,948,376
3.500%, TBA (l)	900,000	823,434
4.000%, TBA (l)	800,000	748,837
4.500%, TBA (l)	700,000	671,562
5.000%, TBA (l)	1,300,000	1,278,605
5.500%, TBA (l)	2,600,000	2,605,343
6.000%, TBA (l)	3,000,000	3,044,673
6.500%, TBA (l)	1,000,000	1,023,648
Multifamily Connecticut Avenue Securities Trust
7.704%, SOFR30A + 3.364%, 10/25/49 (144A) (c)	2,463,694	2,502,667
8.204%, SOFR30A + 3.864%, 03/25/50 (144A) (c)	3,660,170	3,715,204
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (l)	15,200,000	12,637,824
3.000%, TBA (l)	400,000	346,625
5.000%, TBA (l)	2,500,000	2,450,126
5.500%, TBA (l)	4,500,000	4,494,018
6.000%, TBA (l)	2,800,000	2,843,798
		211,972,264
Security Description	Principal Amount*	Value

U.S. Treasury — 0.0%
U.S. Treasury Bonds
4.750%, 11/15/53 (m)	135,000	$137,990
Total U.S. Treasury & Government Agencies (Cost $220,783,628)		212,110,254

Asset-Backed Securities—10.2%
Asset-Backed - Automobile — 0.5%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,461,019
Santander Bank Auto Credit-Linked Notes
14.592%, 12/15/32 (144A)	2,500,000	2,673,688
		10,134,707
Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
4.605%, 1M TSFR + 0.284%, 07/25/47 (c)	5,878,773	4,359,788
Asset-Backed - Manufactured Housing — 0.4%
Conseco Finance Corp.
7.020%, 05/01/31 (c)	15,376,916	4,536,445
7.700%, 05/01/31 (c)	6,917,151	2,202,969
Origen Manufactured Housing Contract Trust
6.289%, 04/15/37 (c)	184,552	172,110
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (c)	483,925	456,813
		7,368,337
Asset-Backed - Other — 8.8%
1988 CLO 5 Ltd.
7.602%, 3M TSFR + 3.300%, 07/15/37 (144A) (c)	1,200,000	1,200,184
720 East CLO VII Ltd.
9.049%, 3M TSFR + 4.750%, 04/20/37 (144A) (c)	2,010,000	2,001,574
AMMC CLO 23 Ltd.
8.003%, 3M TSFR + 3.700%, 04/17/35 (144A) (c)	2,540,000	2,537,076
AMMC CLO 27 Ltd.
7.025%, 3M TSFR + 2.700%, 01/20/37 (144A) (c)	1,580,000	1,568,916
AMMC CLO 30 Ltd.
8.802%, 3M TSFR + 4.500%, 01/15/37 (144A) (c)	1,800,000	1,820,369
Apidos CLO XXII Ltd.
11.305%, 3M TSFR + 7.012%, 04/20/31 (144A) (c)	5,490,000	5,504,807
Apidos Loan Fund Ltd.
7.500%, 3M TSFR + 3.200%, 04/25/35 (144A) (c)	1,800,000	1,800,448
APL Finance DAC
7.861%, 07/21/31 (144A)	1,200,000	1,214,815
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A)	2,000,000	2,056,083
Bain Capital Credit CLO Ltd.
6.138%, 3M TSFR + 1.830%, 04/16/36 (144A) (c)	4,690,000	4,687,655
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	895,517	301,764
Black Diamond CLO Ltd.
6.279%, 3M TSFR + 1.650%, 10/25/37 (144A) (c)	5,000,000	5,012,275
Blueberry Park CLO Ltd.
7.193%, 3M TSFR + 2.900%, 10/20/37 (144A) (c)	2,640,000	2,642,809
BHFTII-266

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Captree Park CLO Ltd.
7.543%, 3M TSFR + 3.250%, 07/20/37 (144A) (c)	2,220,000	$2,226,185
Carlyle Global Market Strategies CLO Ltd.
5.635%, 3M TSFR + 1.312%, 05/15/31 (144A) (c)	1,869,849	1,870,601
7.505%, 3M TSFR + 3.212%, 07/20/31 (144A) (c)	1,500,000	1,503,099
CarVal CLO XI C Ltd.
7.571%, 3M TSFR + 3.000%, 10/20/37 (144A) (c)	4,800,000	4,788,000
CIFC Funding Ltd.
7.993%, 3M TSFR + 3.700%, 04/20/37 (144A) (c)	1,340,000	1,347,635
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	2,055,964	1,838,012
Flatiron CLO 28 Ltd.
10.052%, 3M TSFR + 5.750%, 07/15/36 (144A) (c)	1,500,000	1,490,393
Fortress Credit BSL XII Ltd.
11.694%, 3M TSFR + 7.392%, 10/15/34 (144A) (c)	2,250,000	2,051,759
Galaxy XXVI CLO Ltd.
7.279%, 3M TSFR + 2.950%, 11/22/31 (144A) (c)	1,795,000	1,796,982
Golub Capital Partners CLO 53B Ltd.
9.011%, 3M TSFR + 4.700%, 07/20/34 (144A) (c)	2,500,000	2,462,017
Golub Capital Partners CLO 66B Ltd.
6.250%, 3M TSFR + 1.950%, 04/25/36 (144A) (c)	1,210,000	1,210,324
Greenwood Park CLO Ltd.
9.514%, 3M TSFR + 5.212%, 04/15/31 (144A) (c)	7,380,000	7,275,492
Greywolf CLO II Ltd.
8.213%, 3M TSFR + 3.910%, 04/17/34 (144A) (c)	3,000,000	3,001,962
HalseyPoint CLO 3 Ltd.
5.767%, 3M TSFR + 1.480%, 07/30/37 (144A) (c)	2,110,000	2,111,941
Hayfin U.S. XV Ltd.
8.560%, 3M TSFR + 4.260%, 04/28/37 (144A) (c)	2,970,000	3,003,680
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	851,698	839,468
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	998,306
Madison Park Funding XXIV Ltd.
7.243%, 3M TSFR + 2.950%, 10/20/29 (144A) (c)	2,460,000	2,462,098
Magnetite XII Ltd.
10.244%, 3M TSFR + 5.942%, 10/15/31 (144A) (c)	500,000	500,620
Magnetite XXII Ltd.
7.202%, 3M TSFR + 2.900%, 07/15/36 (144A) (c)	1,830,000	1,829,918
MF1 LLC
5.632%, 1M TSFR + 1.320%, 02/18/40 (144A) (c)	3,860,000	3,853,635
7.055%, 1M TSFR + 2.741%, 02/18/40 (144A) (c)	1,410,000	1,407,153
7.802%, 1M TSFR + 3.490%, 02/18/40 (144A) (c)	1,340,000	1,337,285
MidOcean Credit CLO VII
8.444%, 3M TSFR + 4.142%, 07/15/29 (144A) (c)	4,000,000	4,020,476
Mosaic Solar Loan Trust
9.000%, 09/20/49 (144A)	2,600,000	2,500,512
Mountain View CLO XVI Ltd.
8.492%, 3M TSFR + 4.190%, 04/15/34 (144A) (c)	3,700,000	3,715,977
Ocean Trails CLO X
5.602%, 3M TSFR + 1.300%, 10/15/34 (144A) (c)	5,500,000	5,483,489
12.134%, 3M TSFR + 7.832%, 10/15/34 (144A) (c)	4,000,000	3,719,444
OCP CLO Ltd.
7.658%, 3M TSFR + 3.350%, 07/16/35 (144A) (c)	3,650,000	3,663,202
8.000%, 3M TSFR + 3.700%, 04/26/36 (144A) (c)	2,210,000	2,206,948
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners 47 Ltd.
10.285%, 3M TSFR + 6.000%, 01/22/38 (144A) (c)	2,680,000	$2,655,607
OHA Credit Funding 11 Ltd.
7.143%, 3M TSFR + 2.850%, 07/19/37 (144A) (c)	3,150,000	3,147,653
OHA Credit Funding 19 Ltd.
7.193%, 3M TSFR + 2.900%, 07/20/37 (144A) (c)	1,000,000	995,545
Palmer Square CLO Ltd.
7.243%, 3M TSFR + 2.950%, 07/20/37 (144A) (c)	4,460,000	4,477,439
Palmer Square Loan Funding Ltd.
7.302%, 3M TSFR + 3.000%, 04/15/31 (144A) (c)	3,230,000	3,230,039
9.202%, 3M TSFR + 4.900%, 10/15/32 (144A) (c)	2,250,000	2,227,084
Peace Park CLO Ltd.
10.555%, 3M TSFR + 6.262%, 10/20/34 (144A) (c)	2,250,000	2,221,328
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,356,771	1,316,909
RR 18 Ltd.
10.814%, 3M TSFR + 6.512%, 10/15/34 (144A) (c)	7,070,000	7,059,416
Structured Asset Securities Corp. Mortgage Loan Trust
4.655%, 1M TSFR + 0.334%, 02/25/36 (144A) (c)	2,526,646	46,681
Symphony CLO XIX Ltd.
5.529%, 3M TSFR + 1.222%, 04/16/31 (144A) (c)	1,421,124	1,420,491
TCI-Symphony CLO Ltd.
7.651%, 3M TSFR + 3.362%, 10/13/32 (144A) (c)	1,720,000	1,703,127
11.301%, 3M TSFR + 7.012%, 10/13/32 (144A) (c)	6,440,000	6,145,692
TCW CLO Ltd.
7.693%, 3M TSFR + 3.400%, 04/20/34 (144A) (c)	4,670,000	4,657,648
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	2,933,048	2,836,832
Trinitas CLO XXVI Ltd.
7.243%, 3M TSFR + 2.950%, 01/20/35 (144A) (c)	2,500,000	2,500,012
Trinitas CLO XXVII Ltd.
8.593%, 3M TSFR + 4.300%, 04/18/37 (144A) (c)	3,660,000	3,710,138
Valley Stream Park CLO Ltd.
6.993%, 3M TSFR + 2.700%, 01/20/37 (144A) (c)	2,425,000	2,389,837
Warwick Capital CLO 3 Ltd.
8.793%, 3M TSFR + 4.500%, 04/20/37 (144A) (c)	2,000,000	2,010,138
Whitebox CLO IV Ltd.
6.443%, 3M TSFR + 2.150%, 04/20/36 (144A) (c)	6,220,000	6,220,678
Ziply Fiber Issuer LLC
6.640%, 04/20/54 (144A)	3,000,000	3,089,148
		172,926,830
Asset-Backed - Student Loan — 0.3%
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,558,000	2,606,454
National Collegiate Student Loan Trust
4.725%, 1M TSFR + 0.404%, 01/25/33 (c)	1,273,314	1,234,991
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,875,006
		5,716,451
Total Asset-Backed Securities (Cost $203,391,515)		200,506,113

BHFTII-267

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—4.4%
Security Description	Principal Amount*	Value

Regional Government — 1.0%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (d)	22,163,831	$14,184,852
Provincia de Cordoba
6.990%, 06/01/27 (144A) (d)	5,215,415	5,027,660
		19,212,512
Sovereign — 3.4%
Angola Government International Bonds
8.750%, 04/14/32 (144A)	1,520,000	1,307,282
9.125%, 11/26/49	1,710,000	1,320,847
Bahamas Government International Bonds
6.000%, 11/21/28 (144A)	1,390,000	1,329,188
8.950%, 10/15/32	1,660,000	1,711,875
Brazil Government International Bonds
6.000%, 04/07/26 (a)	2,770,000	2,792,437
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/26 (BRL)	4,784,000	754,281
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	8,179,268
Dominican Republic International Bonds
4.500%, 01/30/30 (a)	900,000	840,600
4.875%, 09/23/32	4,020,000	3,646,944
5.500%, 02/22/29 (144A)	2,100,000	2,063,670
Egypt Government International Bonds
5.875%, 02/16/31	510,000	418,200
7.053%, 01/15/32	1,940,000	1,634,450
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,227,471
9.650%, 11/21/54 (144A)	2,370,000	2,374,084
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,282,500
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	34,080	31,984
5.000%, 07/03/29 (144A)	646,140	564,920
5.000%, 07/03/35 (144A)	929,160	662,305
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,077,625
8.250%, 01/30/37 (144A)	1,720,000	1,651,252
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,486,570
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,339,579
7.750%, 01/15/28 (144A)	3,150,000	3,190,950
Mexico Government International Bonds
6.000%, 05/07/36	4,330,000	4,182,564
Mozambique International Bonds
9.000%, 09/15/31 (d)	1,240,000	1,016,505
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,353,000
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,220,000	951,263
9.750%, 02/16/31 (144A)	4,740,000	4,639,275
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,379,199
Romania Government International Bonds
7.500%, 02/10/37 (144A)	2,190,000	2,227,035
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	$1,134,402
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (d)	163,672	144,236
3.350%, 03/15/33 (144A) (d)	321,040	251,214
3.600%, 06/15/35 (144A) (d)	216,776	146,324
3.600%, 05/15/36 (144A) (d)	150,447	116,784
3.600%, 02/15/38 (144A) (d)	301,021	235,925
4.000%, 04/15/28 (144A)	194,856	182,191
Ukraine Government International Bonds
1.750%, 02/01/34 (d)	600,436	321,425
1.750%, 02/01/35 (d)	1,050,764	552,176
1.750%, 02/01/36 (d)	1,350,982	697,329
3.000%, 02/01/30 (d)	23,994	12,437
3.000%, 02/01/34 (d)	612,820	242,524
3.000%, 02/01/35 (d)	517,876	284,832
3.000%, 02/01/36 (d)	431,563	246,157
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (n)	9,216,957	221,430
		68,426,509
Total Foreign Government (Cost $85,912,828)		87,639,021

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	5,961,972

Convertible Bonds—0.1%
Media — 0.0%
Gannett Co., Inc.
6.000%, 12/01/27 (144A)	404,000	391,197
Telecommunications — 0.1%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (b)	1,620,605	1,808,900
Total Convertible Bonds (Cost $2,116,892)		2,200,097

Common Stocks—0.1%
Automobile Components — 0.0%
Lear Corp.	399	35,200
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	1,619
Media — 0.0%
Cengage Learning, Inc. (o)	10,995	236,392
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A (f) (g) (o)	13,995	27,990
BHFTII-268

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Passenger Airlines — 0.1%
Spirit Aviation Holdings, Inc. (a) (f) (g) (o)	82,316	$1,317,054
Total Common Stocks (Cost $2,273,819)		1,618,255

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (o) (Cost $0)	1,746,000	0

Short-Term Investments—2.7%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $33,638,763; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $34,308,507	33,635,727	33,635,727
U.S. Treasury—1.0%
U.S. Treasury Bills
4.235%, 06/24/25 (p)	18,840,000	18,655,588
Total Short-Term Investments (Cost $52,291,754)		52,291,315

Securities Lending Reinvestments (q)—12.1%
Certificates of Deposit—1.9%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (c)	3,000,000	3,000,159
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (c)	1,000,000	999,998
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (c)	3,000,000	3,000,540
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (c)	1,000,000	999,988
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (c)	2,000,000	2,001,180
Credit Industriel et Commercial
Zero Coupon, 05/12/25	3,000,000	2,984,670
Mitsubishi UFJ Trust & Banking Corp.
4.580%, SOFR + 0.240%, 07/07/25 (c)	4,000,000	4,000,840
Mizuho Bank Ltd.
4.540%, SOFR + 0.180%, 09/11/25 (c)	2,000,000	1,999,364
4.590%, SOFR + 0.230%, 05/09/25 (c)	5,000,000	5,000,050
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (c)	2,000,000	1,999,836
4.580%, SOFR + 0.220%, 12/15/25 (c)	2,000,000	1,999,550
Royal Bank of Canada
4.680%, SOFR + 0.340%, 04/22/25 (c)	2,000,000	2,000,230
4.680%, SOFR + 0.340%, 05/08/25 (c)	2,000,000	2,000,390
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (c)	2,000,000	1,999,790
4.700%, SOFR + 0.340%, 05/09/25 (c)	4,000,000	3,999,932
		37,986,517
Security Description	Principal Amount*	Value
Commercial Paper—0.6%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (c)	4,000,000	$3,999,796
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	3,000,000	2,991,187
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (c)	2,000,000	1,999,852
		12,969,380
Repurchase Agreements—7.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $6,000,743; collateralized by various Common Stock with an aggregate market value of $6,679,517	6,000,000	6,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $16,001,991; collateralized by various Common Stock with an aggregate market value of $17,812,046	16,000,000	16,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $20,002,422; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $20,402,471	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $10,250,778; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $10,201,000	10,000,000	10,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $3,000,374; collateralized by various Common Stock with an aggregate market value of $3,345,353	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $28,024,282; collateralized by various Common Stock with an aggregate market value of $31,222,887	28,000,000	28,000,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,041,547; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $1,062,378	1,041,421	1,041,421
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $43,037,959; collateralized by various Common Stock with an aggregate market value of $47,950,856	43,000,000	43,000,000
BHFTII-269

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (q)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	$5,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $3,000,358; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $10,001,244; collateralized by various Common Stock with an aggregate market value of $11,151,210	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	5,000,000
		150,041,421
Time Deposit—0.6%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	11,995,549	11,995,549

Mutual Funds—1.4%
Allspring Government Money Market Fund, Select Class, 4.270% (r)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (r)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (r)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (r)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (r)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (r)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (r)	5,000,000	5,000,000
		27,000,000
Total Securities Lending Reinvestments (Cost $239,992,297)		239,992,867
Total Purchased Options—0.0% (s) (Cost $160,184)		132,596
Total Investments—112.1% (Cost $2,264,888,934)		2,214,921,358
Other assets and liabilities (net)—(12.1)%		(238,748,403)
Net Assets—100.0%		$1,976,172,955

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was
$16,610,995, which is 0.8% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $281,505,755 and the collateral received consisted of cash in the amount of $239,910,980 and non-cash collateral with a value of $52,979,564. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.1% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2025.
(l)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(m)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2025, the market value of securities pledged was $137,990.
(n)	Principal amount of security is adjusted for inflation.
(o)	Non-income producing security.
(p)	The rate shown represents current yield to maturity.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(r)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
BHFTII-270

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$1,152,746,597, which is 58.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	USD	931,574	$960,686	$0
American News Co. LLC, 8.500%, 09/01/26	09/03/24	USD	4	4	4
Intesa Sanpaolo SpA, 7.800%, 11/28/53	11/28/23-02/20/25	USD	9,220,000	9,761,168	10,672,990
Knight Health Holdings LLC, 9.689%, 12/23/28	12/17/21	USD	1,395,679	1,341,100	718,775
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/20/17-03/21/17	USD	6,285,000	6,262,789	5,219,141
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	USD	8,475,000	8,571,525	85
					$16,610,995
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,910,000	BOA	04/16/25	USD	6,251,206	$(58,242)
AUD	3,500,000	BOA	04/16/25	USD	2,209,797	(22,575)
AUD	2,150,000	BOA	04/16/25	USD	1,359,639	(16,060)
AUD	3,390,000	BOA	04/16/25	USD	2,132,893	(14,412)
AUD	1,930,000	BOA	04/16/25	USD	1,216,359	(10,263)
AUD	627,350	BOA	04/16/25	USD	396,302	(4,258)
AUD	15,761,413	BOA	04/16/25	USD	9,759,372	90,260
BRL	31,395,662	CBNA	04/02/25	USD	5,467,532	34,253
BRL	31,395,662	GSBU	04/02/25	USD	5,478,217	23,568
CAD	1,471,314	BNP	04/16/25	USD	1,026,145	(2,978)
CHF	2,163	CBNA	04/16/25	USD	2,396	53
CNH	26,103,123	BNP	05/06/25	USD	3,619,000	(18,048)
CNH	74,340,000	JPMC	04/16/25	USD	10,275,695	(33,683)
CNH	4,100,000	JPMC	04/16/25	USD	568,157	(3,290)
CNH	2,380,000	JPMC	04/16/25	USD	330,204	(2,305)
CNH	1,430,000	JPMC	04/16/25	USD	198,258	(1,244)
CNH	1,360,000	JPMC	04/16/25	USD	188,383	(1,012)
CNH	35,050,000	JPMC	04/16/25	USD	4,811,243	17,686
EUR	1,950,000	BOA	04/16/25	USD	2,039,895	70,213
EUR	1,930,000	BOA	04/16/25	USD	2,016,728	71,738
EUR	2,050,000	BNP	04/16/25	USD	2,143,531	74,787
EUR	1,950,000	GSBU	04/16/25	USD	2,039,213	70,896
EUR	4,160,000	MSCS	04/16/25	USD	4,492,657	8,907
EUR	1,340,000	MSCS	04/16/25	USD	1,440,923	9,100
EUR	2,140,000	MSCS	04/16/25	USD	2,304,221	11,487
EUR	2,120,000	MSCS	04/16/25	USD	2,282,475	11,592
EUR	1,750,000	MSCS	04/16/25	USD	1,879,898	13,788
EUR	1,230,000	MSCS	04/16/25	USD	1,309,380	21,612
EUR	1,340,000	MSCS	04/16/25	USD	1,409,629	40,394
EUR	3,440,000	MSCS	04/16/25	USD	3,615,087	107,360
GBP	7,500,000	CBNA	04/16/25	USD	9,315,494	372,308
JPY	418,120,000	CBNA	04/16/25	USD	2,789,550	2,455
JPY	59,540,000	CBNA	04/16/25	USD	388,185	9,394
JPY	359,850,000	CBNA	04/16/25	USD	2,346,602	56,304
JPY	382,200,000	CBNA	04/16/25	USD	2,486,989	65,159
JPY	2,167,502,926	CBNA	04/16/25	USD	13,841,395	632,151
MXN	160,835,853	CBNA	04/16/25	USD	7,831,669	12,611
MXN	184,986,042	CBNA	04/16/25	USD	9,007,627	14,505
BHFTII-271

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	28,500,000	GSBU	04/16/25	USD	1,375,852	$14,149
MXN	345,000,000	GSBU	04/16/25	USD	16,750,419	75,909
MXN	52,332,574	MSCS	04/16/25	USD	2,528,198	24,165
MXN	269,536,112	MSCS	04/16/25	USD	13,081,674	64,132
NOK	4,647	CBNA	04/16/25	USD	407	34

Contracts to Deliver
AUD	1,280,000	BOA	04/16/25	USD	818,168	18,270
BRL	31,395,662	CBNA	04/02/25	USD	5,429,615	(72,170)
BRL	31,395,662	GSBU	04/02/25	USD	5,467,532	(34,253)
BRL	31,395,662	GSBU	05/05/25	USD	5,447,704	(20,659)
CNH	303,144,640	JPMC	04/16/25	USD	41,303,173	(461,843)
EUR	2,230,000	BOA	04/16/25	USD	2,333,546	(79,552)
EUR	1,000,000	BOA	04/16/25	USD	1,033,933	(48,174)
EUR	2,100,000	CBNA	04/16/25	USD	2,279,840	7,416
EUR	2,086,000	GSBU	04/24/25	USD	2,247,665	(10,593)
EUR	22,678,288	MSCS	04/16/25	USD	23,461,120	(1,079,208)
GBP	40,200,080	BNP	04/16/25	USD	49,560,739	(2,365,980)
INR	392,010,000	CBNA	04/16/25	USD	4,491,407	(90,050)
INR	269,070,000	CBNA	04/16/25	USD	3,071,400	(73,246)
INR	267,590,000	CBNA	04/16/25	USD	3,066,407	(60,942)
INR	89,170,000	CBNA	04/16/25	USD	1,022,064	(20,074)
INR	86,090,000	CBNA	04/16/25	USD	986,637	(19,505)
INR	36,930,000	CBNA	04/16/25	USD	423,073	(8,532)
INR	44,500,000	CBNA	04/16/25	USD	512,821	(7,255)
INR	245,080,000	JPMC	04/16/25	USD	2,807,428	(56,845)
INR	175,750,000	JPMC	04/16/25	USD	1,997,840	(56,166)
INR	192,750,000	JPMC	04/16/25	USD	2,210,943	(41,744)
JPY	600,950,000	CBNA	04/16/25	USD	3,885,419	(127,437)
JPY	422,860,000	CBNA	04/16/25	USD	2,810,504	(13,152)
JPY	374,770,000	CBNA	04/16/25	USD	2,494,497	(8,037)
JPY	210,860,000	CBNA	04/16/25	USD	1,417,331	9,309
JPY	209,090,000	CBNA	04/16/25	USD	1,406,665	10,462
JPY	815,650,000	CBNA	04/16/25	USD	5,505,256	58,736
MXN	115,480,000	CBNA	04/16/25	USD	5,533,517	(98,669)
MXN	102,880,000	CBNA	04/16/25	USD	4,954,073	(63,586)
MXN	61,780,000	CBNA	04/16/25	USD	2,957,576	(55,555)
MXN	41,150,000	CBNA	04/16/25	USD	1,978,068	(28,898)
MXN	340,000,000	GSBU	04/16/25	USD	16,492,045	(90,423)
MXN	319,666,761	MSCS	04/16/25	USD	15,479,106	(111,670)
MXN	75,260,000	MSCS	04/16/25	USD	3,672,585	2,007
Net Unrealized Depreciation						$(3,265,418)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	196	AUD	22,081,288	$68,026
Euro-Bund Futures	06/06/25	514	EUR	66,218,620	(1,506,852)
U.K. Long Gilt Bond Futures	06/26/25	359	GBP	32,916,710	(408,716)
U.S. Treasury Long Bond Futures	06/18/25	861	USD	100,979,156	1,481,349
U.S. Treasury Note 2 Year Futures	06/30/25	2,083	USD	431,539,018	2,578,884
U.S. Treasury Note 5 Year Futures	06/30/25	1,288	USD	139,305,250	1,186,989
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	125	USD	14,265,625	264,432
BHFTII-272

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	06/18/25	588	USD	71,883,000	$848,604

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/25	(229)	USD	(25,469,094)	(95,740)
Net Unrealized Appreciation					$4,416,976
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.288	04/29/25	BNP	11,310,000	USD	11,310,000	$73,854	$31,996	$(41,858)
USD Call/EUR Put	USD	1.074	04/22/25	CBNA	19,710,000	USD	19,710,000	86,330	100,600	14,270
Totals								$160,184	$132,596	$(27,588)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	USD	1.063	04/22/25	GSC	20,390,000	USD	20,390,000	$(59,621)	$(47,081)	$12,540
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$524,368	$—	$524,368
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	864,518	—	864,518
Totals								$1,388,886	$—	$1,388,886
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(3,410,624)	$—	$(3,410,624)
Pay	1-Day CDI	Maturity	11.030%	Maturity	01/02/26	BOA	BRL	268,936,000	(1,291,546)	—	(1,291,546)
Totals									$(4,702,170)	$—	$(4,702,170)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MDC Holdings, Inc. 3.850%, due 01/15/30	(1.000%)	Quarterly	12/20/29	0.303%	USD	5,700,000	$(177,236)	$(146,894)	$(30,342)
Transocean, Inc. 8.000%, due 02/01/27	(1.000%)	Quarterly	06/20/29	4.537%	USD	1,720,000	217,207	185,484	31,723
BHFTII-273

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Transocean, Inc. 8.000%, due 02/01/27	(1.000%)	Quarterly	06/20/30	5.254%	USD	2,060,000	$360,041	$382,951	$(22,910)
Totals							$400,012	$421,541	$(21,529)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Airlines Group, Inc. 6.500%, due 07/01/25	5.000%	Quarterly	12/20/29	6.429%	USD	3,300,000	$(181,563)	$141,924	$(323,487)
American Airlines Group, Inc. 6.500%, due 07/01/25	5.000%	Quarterly	06/20/30	6.662%	USD	848,000	(56,989)	(39,542)	(17,447)
Lennar Corp. 4.750%, due 11/29/27	1.000%	Quarterly	12/20/29	1.120%	USD	5,700,000	(23,216)	72,357	(95,573)
Nabors Industries, Inc. 9.125%, due 01/31/30	1.000%	Quarterly	06/20/29	6.748%	USD	1,720,000	(319,323)	(264,720)	(54,603)
Nabors Industries, Inc. 9.125%, due 01/31/30	1.000%	Quarterly	06/20/30	7.696%	USD	2,060,000	(503,843)	(536,085)	32,242
Totals							$(1,084,934)	$(626,066)	$(458,868)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Monthly	07/03/25	JPMC	WAM EM Frontier Custom Basket Index	USD	12,036,000	$(200,881)	$2,913	$(203,794)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
A security in the amount of $45,849 has been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$5,702,225	$—	$5,702,225
Aerospace/Defense	—	6,168,611	—	6,168,611
BHFTII-274

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Agriculture	$—	$1,776,815	$—	$1,776,815
Airlines	—	18,467,798	—	18,467,798
Auto Manufacturers	—	18,852,157	—	18,852,157
Auto Parts & Equipment	—	16,487,558	—	16,487,558
Banks	—	76,883,700	—	76,883,700
Beverages	—	985,040	—	985,040
Biotechnology	—	5,335,635	—	5,335,635
Building Materials	—	6,703,815	—	6,703,815
Chemicals	—	7,416,791	—	7,416,791
Coal	—	1,775,378	—	1,775,378
Commercial Services	—	32,362,946	—	32,362,946
Computers	—	298,952	—	298,952
Distribution/Wholesale	—	4	—	4
Diversified Financial Services	—	58,261,185	—	58,261,185
Electric	—	29,228,828	—	29,228,828
Energy-Alternate Sources	—	1,473,112	—	1,473,112
Engineering & Construction	—	17,955,290	—	17,955,290
Entertainment	—	8,215,423	—	8,215,423
Environmental Control	—	7,355,774	—	7,355,774
Food	—	4,423,641	—	4,423,641
Food Service	—	5,519,704	—	5,519,704
Forest Products & Paper	—	2,877,344	—	2,877,344
Healthcare-Products	—	8,049,378	—	8,049,378
Healthcare-Services	—	23,585,223	—	23,585,223
Holding Companies-Diversified	—	1,865,138	—	1,865,138
Home Builders	—	2,758,294	—	2,758,294
Insurance	—	5,948,463	—	5,948,463
Internet	—	9,645,282	—	9,645,282
IT Services	—	3,217,631	—	3,217,631
Leisure Time	—	33,428,678	—	33,428,678
Lodging	—	16,478,680	—	16,478,680
Machinery-Diversified	—	6,728,429	—	6,728,429
Media	—	47,016,270	—	47,016,270
Metal Fabricate/Hardware	—	1,998,660	—	1,998,660
Mining	—	25,024,123	0	25,024,123
Miscellaneous Manufacturing	—	2,988,336	—	2,988,336
Multi-National	—	20,729,032	—	20,729,032
Oil & Gas	—	94,066,263	—	94,066,263
Packaging & Containers	—	5,115,980	—	5,115,980
Pharmaceuticals	—	20,834,211	—	20,834,211
Pipelines	—	73,057,042	—	73,057,042
Real Estate	—	2,166,450	—	2,166,450
Real Estate Investment Trusts	—	15,344,437	—	15,344,437
Retail	—	32,247,068	—	32,247,068
Semiconductors	—	1,001,926	—	1,001,926
Software	—	4,247,030	—	4,247,030
Telecommunications	—	41,239,499	—	41,239,499
Transportation	—	7,754,052	—	7,754,052
Total Corporate Bonds & Notes	—	841,063,301	0	841,063,301
Total Mortgage-Backed Securities*	—	289,941,392	—	289,941,392
Floating Rate Loans
Advertising	—	2,852,062	—	2,852,062
Aerospace/Defense	—	1,544,938	—	1,544,938
Apparel	—	5,237,676	—	5,237,676
Auto Parts & Equipment	—	6,430,324	—	6,430,324
Beverages	—	5,764,256	—	5,764,256
Building Materials	—	6,878,668	—	6,878,668
Chemicals	—	3,244,326	—	3,244,326
Commercial Services	—	17,828,918	—	17,828,918
Computers	—	13,289,557	—	13,289,557
Distribution/Wholesale	—	1,970,477	—	1,970,477
Diversified Financial Services	—	24,424,979	—	24,424,979
Electric	—	2,242,247	—	2,242,247
Engineering & Construction	—	6,205,662	—	6,205,662
BHFTII-275

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Entertainment	$—	$22,014,255	$—	$22,014,255
Environmental Control	—	10,607,015	—	10,607,015
Food	—	1,346,098	—	1,346,098
Hand/Machine Tools	—	7,729,549	—	7,729,549
Healthcare-Products	—	6,028,157	—	6,028,157
Healthcare-Services	—	14,875,187	—	14,875,187
Holding Companies-Diversified	—	2,377,670	—	2,377,670
Home Furnishings	—	2,797,574	—	2,797,574
Insurance	—	19,904,858	—	19,904,858
Internet	—	1,151,400	—	1,151,400
Investment Companies	—	4,601,251	—	4,601,251
Leisure Time	—	2,570,229	—	2,570,229
Lodging	—	4,967,622	—	4,967,622
Machinery-Construction & Mining	—	1,303,134	—	1,303,134
Machinery-Diversified	—	981,837	—	981,837
Media	—	6,413,992	—	6,413,992
Packaging & Containers	—	6,063,323	—	6,063,323
Pharmaceuticals	—	3,316,380	—	3,316,380
Pipelines	—	1,304,855	—	1,304,855
Real Estate Investment Trusts	—	2,375,580	—	2,375,580
Retail	—	14,216,788	—	14,216,788
Software	—	39,780,181	—	39,780,181
Sovereign	—	—	2,652,750	2,652,750
Telecommunications	—	4,170,400	—	4,170,400
Total Floating Rate Loans	—	278,811,425	2,652,750	281,464,175
Total U.S. Treasury & Government Agencies*	—	212,110,254	—	212,110,254
Total Asset-Backed Securities*	—	200,506,113	—	200,506,113
Total Foreign Government*	—	87,639,021	—	87,639,021
Total Convertible Preferred Stocks*	5,961,972	—	—	5,961,972
Total Convertible Bonds*	—	2,200,097	—	2,200,097
Common Stocks
Automobile Components	35,200	—	—	35,200
Chemicals	1,619	—	—	1,619
Media	—	236,392	—	236,392
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	—	—	1,317,054	1,317,054
Total Common Stocks	36,819	236,392	1,345,044	1,618,255
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	52,291,315	—	52,291,315
Securities Lending Reinvestments
Certificates of Deposit	—	37,986,517	—	37,986,517
Commercial Paper	—	12,969,380	—	12,969,380
Repurchase Agreements	—	150,041,421	—	150,041,421
Time Deposit	—	11,995,549	—	11,995,549
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	212,992,867	—	239,992,867
Total Purchased Options at Value	—	132,596	—	132,596
Total Investments	$32,998,791	$2,177,924,773	$3,997,794	$2,214,921,358
Collateral for Securities Loaned (Liability)	$—	$(239,910,980)	$—	$(239,910,980)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,127,170	$—	$2,127,170
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,392,588)	—	(5,392,588)
Total Forward Contracts	$—	$(3,265,418)	$—	$(3,265,418)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,428,284	$—	$—	$6,428,284
Futures Contracts (Unrealized Depreciation)	(2,011,308)	—	—	(2,011,308)
Total Futures Contracts	$4,416,976	$—	$—	$4,416,976
Total Written Options*	$—	$(47,081)	$—	$(47,081)
BHFTII-276

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,452,851	$—	$1,452,851
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(544,362)	—	(544,362)
Total Centrally Cleared Swap Contracts	$—	$908,489	$—	$908,489
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(4,903,051)	$—	$(4,903,051)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
During the period ended March 31, 2025, a transfer out of Level 3 in the amount of $600,435 was due to the initiation of a broker providing prices based on market indications which have been determined to be a significant observable input.
BHFTII-277

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—93.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 42.4%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,452,771	$2,859,489
1.500%, 07/01/41	2,535,683	2,102,306
1.500%, 10/01/41	616,436	508,017
1.500%, 11/01/41	77,661	63,809
2.000%, 09/01/40	326,437	285,143
2.000%, 10/01/40	2,068,481	1,769,191
2.000%, 03/01/41	3,181,006	2,717,986
2.000%, 06/01/41	214,209	182,961
2.000%, 07/01/41	2,044,613	1,746,560
2.000%, 08/01/41	1,471,486	1,256,509
2.000%, 09/01/41	3,002,855	2,558,424
2.000%, 11/01/41	1,225,223	1,051,652
2.000%, 12/01/41	2,940,955	2,506,883
2.000%, 01/01/42	2,209,356	1,883,344
2.000%, 02/01/42	393,182	334,309
2.000%, 04/01/42	80,620	68,648
2.000%, 05/01/42	462,199	393,996
2.000%, 08/01/42	2,277,444	1,939,963
2.000%, 06/01/50	8,216,238	6,597,811
2.000%, 11/01/50	770,783	623,366
2.000%, 02/01/51	1,966,129	1,584,221
2.000%, 03/01/51	2,079,464	1,678,022
2.000%, 04/01/51	1,748,206	1,413,502
2.000%, 05/01/51	3,200,062	2,575,610
2.000%, 06/01/51	2,470,303	1,988,030
2.000%, 11/01/51	461,003	372,378
2.000%, 02/01/52	83,556	67,491
2.500%, 04/01/41	129,823	114,771
2.500%, 04/01/42	1,282,625	1,130,872
2.500%, 10/01/50	974,274	828,512
2.500%, 11/01/50	3,156,121	2,674,611
2.500%, 12/01/50	3,507,222	2,964,105
2.500%, 01/01/51	32,364	27,259
2.500%, 03/01/51	197,526	167,696
2.500%, 05/01/51	141,571	120,867
2.500%, 07/01/51	4,081,500	3,430,448
2.500%, 08/01/51	2,629,254	2,214,013
2.500%, 09/01/51	1,327,608	1,120,150
2.500%, 11/01/51	757,512	642,727
2.500%, 01/01/52	12,070,128	10,198,753
2.500%, 02/01/52	1,049,061	882,785
2.500%, 03/01/52	553,125	466,753
2.543%, 5Y H15 + 1.287%, 03/01/47 (a)	201,354	191,913
3.000%, 09/01/32	125,192	120,974
3.000%, 04/01/38	284,745	265,342
3.000%, 10/01/46	222,051	196,900
3.000%, 04/01/47	403,709	357,828
3.000%, 09/01/48	916,765	814,595
3.000%, 09/01/49	2,775,197	2,456,750
3.000%, 11/01/49	605,812	534,819
3.000%, 01/01/50	39,529	34,982
3.000%, 03/01/50	52,427	46,288
3.000%, 05/01/50	155,500	137,672
3.000%, 03/01/52	487,439	426,871
3.000%, 04/01/52	721,015	631,422
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 08/01/52	5,496,608	$4,833,678
3.008%, 1Y RFUCCT + 1.627%, 11/01/48 (a)	2,686,109	2,624,102
3.108%, 1Y RFUCCT + 1.621%, 02/01/50 (a)	1,333,355	1,321,966
3.141%, 1Y RFUCCT + 1.620%, 11/01/47 (a)	760,512	767,007
3.500%, 04/01/33	1,127,234	1,105,996
3.500%, 01/01/38	1,508,586	1,441,067
3.500%, 10/01/42	337,942	314,582
3.500%, 02/01/44	130,507	121,324
3.500%, 06/01/46	214,557	197,935
3.500%, 03/01/47	166,907	153,263
3.500%, 07/01/47	3,348,906	3,059,119
3.500%, 04/01/52	1,426,565	1,301,897
4.000%, 04/01/43	464,286	443,683
4.000%, 07/01/43	1,148,931	1,103,753
4.000%, 08/01/43	1,021,199	978,717
4.000%, 07/01/50	361,514	342,758
4.500%, 06/01/38	348,808	343,044
4.500%, 04/01/47	228,144	221,175
4.500%, 05/01/47	236,373	230,557
4.500%, 06/01/47	427,126	416,958
4.500%, 04/01/49	190,527	185,723
4.500%, 06/01/52	3,531,418	3,398,055
4.500%, 05/01/53	1,261,882	1,227,646
4.500%, 07/01/53	4,007,324	3,885,570
5.000%, 08/01/33	6,375	6,389
5.000%, 06/01/41	823,364	824,310
5.000%, 04/01/44	16,053	16,091
5.000%, 07/01/52	1,592,508	1,568,118
5.000%, 09/01/52	246,181	242,052
5.000%, 10/01/52	3,323,519	3,288,409
5.000%, 12/01/52	324,870	319,539
5.000%, 01/01/53	914,168	900,772
5.000%, 03/01/53	501,705	495,750
5.000%, 04/01/53	701,404	690,022
5.000%, 05/01/53	1,075,051	1,062,328
5.500%, 04/01/53	811,286	812,571
5.500%, 07/01/53	349,733	350,978
5.500%, 08/01/53	2,708,562	2,720,161
5.500%, 09/01/53	463,416	465,617
5.500%, 11/01/53	2,365,615	2,369,890
5.500%, 04/01/54	375,627	379,903
6.000%, 07/01/41	171,531	178,841
6.000%, 07/01/53	166,380	170,946
6.000%, 09/01/53	862,169	883,860
6.000%, 04/01/54	1,902,849	1,949,239
6.000%, 05/01/54	957,091	981,218
6.000%, 06/01/54	892,191	910,662
6.000%, 07/01/54	654,907	669,468
6.000%, 02/01/55	499,400	507,982
6.500%, 09/01/39	68,708	71,837
6.500%, 07/01/53	161,536	169,212
6.500%, 10/01/53	3,166,896	3,301,470
6.500%, 12/01/53	79,931	82,778
6.500%, 02/01/54	733,505	759,358
6.500%, 04/01/54	731,387	757,978
BHFTII-278

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
8.000%, 09/01/30	508	$531
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.355%, 12/25/28 (a) (b)	61,079,977	743,258
0.481%, 01/25/34 (a) (b)	52,062,647	1,553,034
0.507%, 01/25/29 (a) (b)	83,350,179	1,442,800
0.734%, 09/25/27 (a) (b)	16,526,555	252,159
0.846%, 11/25/30 (a) (b)	31,549,293	1,185,566
0.873%, 11/25/30 (a) (b)	75,941,738	3,011,181
3.291%, 03/25/27	4,670,000	4,566,612
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (b)	1,446,747	198,336
2.000%, 02/25/51 (b)	3,361,296	446,502
2.000%, 03/25/51 (b)	5,849,871	764,003
2.500%, 05/25/50 (b)	643,824	102,959
2.500%, 01/25/51 (b)	20,517,781	3,445,336
2.500%, 04/25/51 (b)	1,484,705	237,860
2.500%, 10/25/51 (b)	2,779,525	423,670
2.500%, 12/25/51 (b)	4,226,723	552,595
3.000%, 01/25/50 (b)	1,162,766	190,036
3.000%, 11/25/50 (b)	1,102,007	177,489
3.000%, 07/25/51 (b)	1,258,227	257,257
3.000%, 11/25/51 (b)	1,321,506	193,869
3.500%, 04/25/52 (b)	1,349,632	225,114
4.000%, 11/25/49 (b)	538,658	87,305
4.000%, 02/25/50 (b)	960,529	198,631
4.500%, 04/15/32	81,199	81,196
4.500%, 10/25/49 (b)	889,173	201,380
4.500%, 06/25/50 (b)	2,781,722	637,838
4.500%, 12/25/50 (b)	1,746,475	395,549
4.500%, 11/25/51 (b)	1,349,279	297,304
5.640%, SOFR30A + 1.300%, 12/25/54 (a)	1,460,308	1,460,102
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.590%, SOFR30A + 1.250%, 05/25/44 (144A) (a)	740,514	740,914
5.640%, SOFR30A + 1.300%, 02/25/42 (144A) (a)	130,606	130,645
5.840%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,221,685	2,222,374
6.440%, SOFR30A + 2.100%, 10/25/33 (144A) (a)	875,795	903,626
6.640%, SOFR30A + 2.300%, 08/25/33 (144A) (a)	1,341,048	1,370,390
6.740%, SOFR30A + 2.400%, 02/25/42 (144A) (a)	3,420,000	3,478,851
7.690%, SOFR30A + 3.350%, 05/25/42 (144A) (a)	620,000	643,817
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	730,374	99,803
4.000%, 11/15/52 (b)	449,380	106,203
Federal National Mortgage Association
1.500%, 04/01/41	361,387	299,516
1.500%, 11/01/41	3,185,961	2,652,856
1.500%, 03/01/42	1,366,436	1,122,706
2.000%, 08/01/40	60,006	52,909
2.000%, 10/01/40	3,731,929	3,191,962
2.000%, 11/01/41	3,521,255	2,997,332
2.000%, 12/01/41	459,354	391,576
2.000%, 02/01/42	3,174,394	2,698,095
2.000%, 04/01/42	1,129,212	959,780
2.000%, 05/01/42	1,678,743	1,416,879
2.000%, 06/01/42	3,295,459	2,807,119
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 08/01/42	2,057,032	$1,746,252
2.000%, 06/01/50	4,866,061	3,907,548
2.000%, 08/01/50	108,648	87,782
2.000%, 09/01/50	58,017	46,926
2.000%, 01/01/51	5,249,686	4,241,551
2.000%, 02/01/51	1,994,009	1,607,966
2.000%, 03/01/51	5,203,996	4,201,362
2.000%, 04/01/51	664,544	536,303
2.000%, 08/01/51	872,227	699,665
2.000%, 10/01/51	1,735,230	1,400,957
2.000%, 02/01/52	858,176	693,039
2.000%, 03/01/52	2,295,124	1,855,530
2.500%, 10/01/40	2,440,948	2,184,056
2.500%, 03/01/41	399,285	352,996
2.500%, 04/01/41	682,763	600,747
2.500%, 05/01/41	1,578,172	1,393,568
2.500%, 03/01/42	2,562,190	2,259,077
2.500%, 04/01/42	238,504	210,286
2.500%, 05/01/42	160,587	141,588
2.500%, 06/01/50	374,913	316,324
2.500%, 10/01/50	1,345,530	1,125,844
2.500%, 11/01/50	368,709	311,265
2.500%, 12/01/50	126,182	106,405
2.500%, 01/01/51	272,056	229,620
2.500%, 02/01/51	158,795	133,912
2.500%, 03/01/51	326,174	275,643
2.500%, 04/01/51	519,043	439,634
2.500%, 05/01/51	1,418,323	1,182,180
2.500%, 06/01/51	2,260,387	1,908,050
2.500%, 07/01/51	2,176,786	1,843,458
2.500%, 08/01/51	723,341	610,824
2.500%, 09/01/51	1,956,872	1,654,618
2.500%, 10/01/51	2,852,257	2,402,972
2.500%, 11/01/51	1,251,671	1,058,496
2.500%, 12/01/51	5,789,764	4,885,491
2.500%, 01/01/52	3,084,392	2,597,765
2.500%, 02/01/52	2,649,598	2,235,145
2.500%, 03/01/52	2,585,999	2,178,871
2.500%, 04/01/52	318,111	267,478
2.500%, 09/01/61	4,491,214	3,632,210
3.000%, 07/01/35	326,654	307,260
3.000%, 02/01/36	523,154	490,019
3.000%, 04/01/36	392,675	367,976
3.000%, 07/01/36	834,442	783,123
3.000%, 08/01/36	4,347,449	4,077,916
3.000%, 10/01/36	1,728,482	1,618,820
3.000%, 12/01/36	1,443,904	1,351,574
3.000%, 12/01/37	321,580	298,020
3.000%, 06/01/38	444,714	419,597
3.000%, 09/01/42	914,415	826,978
3.000%, 06/01/43	140,915	126,305
3.000%, 07/01/43	348,875	312,703
3.000%, 10/01/43	323,686	290,125
3.000%, 01/01/45	290,547	260,404
3.000%, 08/01/46	310,559	275,424
BHFTII-279

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 09/01/46	227,683	$201,865
3.000%, 02/01/47	68,798	61,870
3.000%, 08/01/47	33,801	30,048
3.000%, 11/01/48	3,095,042	2,743,779
3.000%, 01/01/50	78,204	69,230
3.000%, 02/01/50	9,220,602	8,159,924
3.000%, 03/01/50	4,892,257	4,319,428
3.000%, 08/01/50	297,009	261,815
3.000%, 11/01/50	408,911	359,949
3.000%, 06/01/51	313,193	276,928
3.000%, 08/01/51	1,568,423	1,382,682
3.000%, 09/01/51	273,618	239,368
3.000%, 11/01/51	360,253	316,613
3.000%, 12/01/51	579,349	509,203
3.000%, 01/01/52	1,256,935	1,103,898
3.000%, 03/01/52	3,800,985	3,349,637
3.000%, 05/01/52	254,776	221,177
3.000%, 06/01/52	5,291,071	4,632,517
3.500%, 12/01/34	96,019	92,848
3.500%, 01/01/35	65,508	63,329
3.500%, 02/01/37	120,002	115,336
3.500%, 03/01/37	74,648	72,436
3.500%, 12/01/37	124,680	118,476
3.500%, 08/01/39	122,578	118,169
3.500%, 02/01/40	490,903	467,838
3.500%, 06/01/42	2,036,204	1,897,641
3.500%, 08/01/42	2,232,330	2,078,036
3.500%, 09/01/42	162,137	150,930
3.500%, 10/01/42	1,166,067	1,085,466
3.500%, 12/01/42	137,651	128,306
3.500%, 03/01/43	811,639	759,288
3.500%, 12/01/46	1,346,253	1,250,688
3.500%, 03/01/47	116,888	106,802
3.500%, 11/01/48	338,188	311,664
3.500%, 06/01/49	8,434,133	7,705,311
3.500%, 03/01/50	131,898	120,325
3.500%, 01/01/52	691,976	632,515
3.500%, 03/01/52	1,135,614	1,035,277
3.500%, 05/01/52	2,699,002	2,467,992
4.000%, 02/01/40	270,790	261,138
4.000%, 06/01/42	1,788,096	1,719,912
4.000%, 07/01/42	548,375	527,629
4.000%, 10/01/42	619,969	591,715
4.000%, 11/01/42	425,315	405,933
4.000%, 05/01/43	4,606,453	4,430,768
4.000%, 07/01/43	15,980	15,251
4.000%, 08/01/43	385,941	368,348
4.000%, 10/01/43	2,406,077	2,308,551
4.000%, 05/01/48	2,799,134	2,640,777
4.000%, 10/01/48	187,262	175,629
4.230%, 10/01/32	100,000	97,571
4.500%, 11/01/31	131,833	132,237
4.500%, 12/01/31	168,871	169,183
4.500%, 10/01/44	449,965	440,565
4.500%, 01/01/45	34,920	34,234
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 06/01/47	140,644	$137,147
4.500%, 07/01/47	506,663	493,563
4.500%, 08/01/47	38,119	37,227
4.500%, 06/01/48	182,284	178,214
4.500%, 07/01/48	385,482	375,516
4.500%, 08/01/48	635,703	619,007
4.500%, 11/01/48	329,818	321,156
4.500%, 02/01/49	136,557	132,773
4.500%, 08/01/49	142,810	139,111
4.500%, 09/01/49	1,742,772	1,697,381
4.500%, 11/01/49	503,783	491,911
4.500%, 04/01/50	96,498	92,804
4.500%, 07/01/52	1,116,877	1,078,286
4.500%, 09/01/53	1,087,450	1,059,484
4.500%, 08/01/58	655,693	628,994
4.500%, 01/01/59	1,401,663	1,341,116
5.000%, 01/01/39	2,521	2,543
5.000%, 12/01/39	4,164	4,200
5.000%, 05/01/40	12,761	12,873
5.000%, 07/01/40	9,027	9,106
5.000%, 11/01/40	225,918	227,897
5.000%, 01/01/41	13,806	13,849
5.000%, 02/01/41	17,311	17,420
5.000%, 04/01/41	22,168	22,336
5.000%, 05/01/41	534,113	538,797
5.000%, 06/01/41	43,931	44,235
5.000%, 12/01/47	1,052,222	1,061,434
5.000%, 06/01/52	379,806	375,794
5.000%, 07/01/52	1,157,586	1,150,688
5.000%, 10/01/52	559,219	549,263
5.000%, 11/01/52	601,553	591,797
5.000%, 01/01/53	427,500	421,473
5.000%, 02/01/53	87,975	86,653
5.000%, 06/01/53	752,916	744,958
5.000%, 07/01/53	667,114	665,318
5.500%, 08/01/52	148,088	148,428
5.500%, 10/01/52	158,983	159,307
5.500%, 11/01/52	1,760,792	1,770,360
5.500%, 07/01/53	1,213,801	1,223,212
5.500%, 08/01/53	961,636	965,972
5.500%, 06/01/54	374,362	378,126
6.000%, 07/01/41	146,626	152,875
6.000%, 12/01/52	1,083,405	1,104,436
6.000%, 03/01/53	710,471	729,120
6.000%, 06/01/53	4,942,608	5,078,421
6.000%, 07/01/53	241,122	248,509
6.000%, 11/01/53	544,522	558,232
6.000%, 03/01/54	1,796,819	1,833,588
6.000%, 05/01/54	1,413,179	1,436,418
6.500%, 03/01/26	95	98
6.500%, 04/01/29	12,216	12,753
6.500%, 05/01/32	2,063	2,113
6.500%, 04/01/53	141,935	147,488
6.500%, 10/01/53	1,359,945	1,410,845
6.500%, 12/01/53	1,396,612	1,446,368
BHFTII-280

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.500%, 03/01/54	1,005,943	$1,042,738
6.500%, 04/01/54	2,073,265	2,151,138
7.000%, 11/01/37	11,427	11,931
7.000%, 12/01/37	5,590	5,837
7.000%, 02/01/38	2,094	2,186
7.000%, 11/01/38	24,453	25,561
8.000%, 05/01/28	153	153
8.000%, 07/01/32	527	539
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.140%, SOFR30A + 1.800%, 01/25/44 (144A) (a)	1,950,000	1,954,204
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	2,284,075	288,958
2.000%, 10/25/52 (b)	4,947,751	630,795
3.500%, 11/25/41 (b)	503,275	74,904
4.000%, 04/25/42 (b)	722,703	135,146
4.500%, 11/25/39 (b)	403,323	69,441
4.500%, 10/25/53 (b)	2,764,298	624,340
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (c)	89,319	80,288
1.696%, -1x SOFR30A + 6.036%, 03/25/42 (a) (b)	1,452,922	88,495
1.696%, -1x SOFR30A + 6.036%, 12/25/42 (a) (b)	202,531	23,751
2.000%, 10/25/50 (b)	4,515,308	565,377
2.096%, -1x SOFR30A + 6.436%, 10/25/41 (a) (b)	1,102,844	87,812
2.196%, -1x SOFR30A + 6.536%, 03/25/42 (a) (b)	351,321	26,733
2.500%, 10/25/47 (b)	751,932	112,286
2.500%, 12/25/47 (b)	784,835	110,757
2.500%, 04/25/48 (b)	767,619	112,342
2.500%, 08/25/50 (b)	9,806,970	1,651,773
2.500%, 09/25/50 (b)	649,303	109,150
2.500%, 12/25/50 (b)	720,902	102,335
2.500%, 02/25/51 (b)	1,979,789	299,747
2.500%, 09/25/51 (b)	819,541	91,647
2.500%, 10/25/51 (b)	1,883,963	318,533
3.000%, 08/25/50 (b)	1,320,762	214,257
3.000%, 02/25/51 (b)	602,802	102,643
3.000%, 10/25/51 (b)	3,023,423	552,254
3.500%, 10/25/48	28,982	26,743
3.500%, 09/25/50 (b)	1,729,251	281,025
3.500%, 03/25/51 (b)	491,695	108,428
4.000%, 07/25/50 (b)	462,075	93,021
4.000%, 11/25/51 (b)	927,685	199,270
5.500%, 07/25/41	2,337,320	2,395,825
5.500%, 04/25/42	518,619	531,134
6.000%, 05/25/42	299,699	313,456
6.500%, 06/25/39	5,311	5,445
6.500%, 07/25/42	585,822	617,832
Federal National Mortgage Association REMICS Trust
4.860%, 01/25/43 (a)	88,602	91,147
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	7,153,831	72
0.051%, 10/16/54 (a) (b)	9,989,109	9,059
0.160%, 02/16/48 (a) (b)	753,389	3,117
0.181%, 04/16/54 (a) (b)	6,298,430	6,213
0.525%, 11/16/56 (a) (b)	8,459,724	249,826
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
0.559%, 12/16/58 (a) (b)	6,258,518	$189,677
0.588%, 09/16/55 (a) (b)	5,666,870	110,634
0.615%, 10/16/58 (a) (b)	10,268,084	354,476
0.619%, 03/16/60 (a) (b)	1,375,246	53,468
0.640%, 02/16/61 (a) (b)	1,316,729	63,719
0.704%, 12/16/59 (a) (b)	25,629,276	1,116,293
0.833%, 02/16/63 (a) (b)	3,226,970	203,967
0.883%, 06/16/62 (a) (b)	3,583,888	226,671
0.965%, 05/16/62 (a) (b)	3,453,199	230,452
0.981%, 07/16/63 (a) (b)	2,907,153	204,675
0.991%, 10/16/62 (a) (b)	2,369,445	161,445
1.000%, 07/16/60	523,090	367,984
1.112%, 01/16/61 (a) (b)	4,369,832	351,259
1.113%, 06/16/61 (a) (b)	2,845,111	228,568
1.144%, 06/16/61 (a) (b)	5,119,261	422,719
1.168%, 04/16/62 (a) (b)	2,991,337	239,571
1.271%, 09/16/60 (a) (b)	2,745,467	250,828
1.329%, 06/16/63 (a) (b)	2,593,584	239,083
1.432%, 06/16/61 (a) (b)	2,005,510	195,625
1.500%, 06/16/63	2,537,960	1,864,169
1.600%, 09/16/63 (a) (b)	3,284,973	383,482
1.615%, 05/16/60 (a) (b)	4,317,300	477,426
2.000%, 08/20/50	110,851	90,703
2.000%, 02/20/51	7,118,527	5,692,397
2.000%, 03/20/51	2,929,173	2,356,994
2.000%, 04/20/51	1,668,480	1,329,602
2.500%, 10/20/49	327,325	281,083
2.500%, 04/20/51	3,558,458	3,037,913
2.500%, 06/20/51	74,137	62,781
2.500%, 08/20/51	72,049	61,033
2.500%, 10/20/51	295,717	250,615
2.500%, 12/20/51	151,590	128,278
2.500%, 08/20/52	4,630,169	3,951,438
3.000%, 09/15/42	257,037	233,508
3.000%, 10/15/42	1,381,916	1,254,369
3.000%, 11/15/42	505,493	453,050
3.000%, 11/20/46	140,017	125,694
3.000%, 09/20/47	44,564	39,935
3.000%, 11/20/47	94,397	84,593
3.000%, 12/20/47	599,478	537,216
3.000%, 01/20/50	545,304	476,136
3.000%, 02/20/51	88,312	78,391
3.000%, 06/20/51	969,891	853,701
3.000%, 09/20/51	4,317,560	3,826,245
3.000%, 11/20/51	688,120	605,889
3.000%, 01/20/52	87,793	76,910
3.000%, 02/20/52	2,174,270	1,913,773
3.000%, 03/20/52	1,571,168	1,381,067
3.000%, 04/20/52	1,947,304	1,704,212
3.500%, 06/20/44	537,460	497,738
3.500%, 03/20/45	42,260	39,284
3.500%, 01/20/46	112,146	103,976
3.500%, 03/20/46	588,840	547,728
3.500%, 04/20/46	310,656	287,783
3.500%, 05/20/46	143,594	133,021
BHFTII-281

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 06/20/46	245,823	$227,583
3.500%, 07/20/46	149,073	138,480
3.500%, 09/20/46	13,608	12,596
3.500%, 05/20/47	1,966,383	1,819,447
3.500%, 02/20/48	857,916	791,732
3.500%, 06/15/48	1,688,989	1,586,494
3.500%, 09/20/48	370,112	341,705
3.500%, 02/20/49	11,730	10,840
3.500%, 10/20/49	88,998	81,469
3.500%, 01/20/50	744,722	686,784
3.500%, 02/20/50	130,003	118,993
3.500%, 05/15/50	273,386	250,248
3.500%, 07/20/50	146,190	134,745
3.500%, 02/20/52	1,327,399	1,218,625
3.500%, 03/20/52	429,376	387,563
3.500%, 06/20/52	430,221	388,606
4.000%, 09/20/45	100,547	95,786
4.000%, 11/20/45	2,268,499	2,145,574
4.000%, 08/20/46	1,593,358	1,514,450
4.000%, 06/20/47	702,418	666,253
4.000%, 07/20/47	118,662	112,479
4.000%, 11/20/47	339,160	321,000
4.000%, 12/20/47	131,899	124,652
4.000%, 02/20/48	121,787	114,997
4.000%, 03/20/48	944,129	892,402
4.000%, 04/20/48	115,539	108,782
4.000%, 05/20/48	96,086	90,940
4.000%, 08/20/48	1,312,213	1,238,305
4.000%, 09/20/48	365,338	344,869
4.000%, 03/20/49	200,536	189,302
4.000%, 04/20/49	174,088	164,336
4.000%, 11/20/49	59,470	56,219
4.000%, 01/20/50	92,522	85,729
4.000%, 02/20/50	80,228	75,820
4.000%, 03/15/50	25,655	24,242
4.000%, 03/20/50	57,493	54,334
4.000%, 04/20/50	342,982	322,491
4.000%, 06/20/52	574,842	540,068
4.500%, 01/20/40	161,247	158,791
4.500%, 05/20/40	202,304	199,098
4.500%, 09/20/40	4,392	4,316
4.500%, 01/20/41	37,313	36,691
4.500%, 07/20/41	250,837	246,655
4.500%, 08/20/47	237,428	231,416
4.500%, 04/20/48	342,738	333,580
4.500%, 05/20/48	634,254	617,112
4.500%, 06/20/48	629,941	612,753
4.500%, 07/20/48	47,447	46,147
4.500%, 08/20/48	1,601,390	1,557,449
4.500%, 09/20/48	138,366	134,562
4.500%, 10/20/48	333,662	324,472
4.500%, 12/20/48	153,566	149,320
4.500%, 01/20/49	1,288,928	1,249,999
4.500%, 02/20/49	473,673	460,535
4.500%, 03/20/49	1,232,170	1,197,993
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.500%, 04/20/49	154,113	$149,838
4.500%, 02/20/50	214,408	208,460
4.500%, 03/20/50	134,118	130,363
4.500%, 12/20/50	203,028	197,135
4.500%, 08/20/52	831,521	799,016
4.500%, 09/20/52	1,041,631	1,004,192
5.000%, 07/20/40	156,752	158,877
5.000%, 05/20/48	103,777	103,651
5.000%, 10/20/48	527,971	527,084
5.000%, 11/20/48	289,150	288,174
5.000%, 03/20/49	65,134	64,854
5.000%, 04/20/49	55,412	55,277
5.000%, 09/20/49	94,380	94,236
5.000%, 11/20/49	142,762	142,544
5.000%, 12/20/49	95,606	95,490
5.000%, 01/20/50	249,186	248,651
5.000%, 04/20/50	54,452	54,419
5.000%, 09/20/52	414,978	411,140
5.000%, 01/20/53	746,182	739,756
5.000%, 08/20/53	2,298,198	2,274,369
5.500%, 06/15/36	112,305	116,415
5.500%, 11/20/52	1,396,366	1,404,708
5.500%, 02/20/53	1,454,638	1,461,851
5.500%, 03/20/53	2,255,499	2,269,800
5.500%, 04/20/53	2,798,847	2,812,726
5.500%, 05/20/53	947,351	950,597
5.500%, 07/20/53	611,400	618,109
5.500%, 08/20/53	3,364,421	3,393,158
6.000%, 03/15/33	270,576	275,611
6.000%, 11/20/34	427	446
6.000%, 06/20/35	664	693
6.000%, 07/20/36	32,842	34,599
6.000%, 09/20/36	1,577	1,647
6.000%, 07/20/38	96,668	102,548
6.000%, 09/20/38	230,068	243,810
6.000%, 06/20/39	1,168	1,223
6.000%, 05/20/40	17,816	18,604
6.000%, 06/20/40	57,628	60,296
6.000%, 08/20/40	36,235	37,893
6.000%, 09/20/40	86,119	90,196
6.000%, 10/20/40	34,762	36,299
6.000%, 11/20/40	63,212	65,211
6.000%, 01/20/41	37,481	38,882
6.000%, 03/20/41	216,052	225,775
6.000%, 07/20/41	53,201	55,552
6.000%, 12/20/41	30,540	31,985
6.000%, 07/20/53	1,241,214	1,274,669
6.000%, 09/20/53	1,074,292	1,101,491
6.000%, 01/20/54	600,879	619,190
6.000%, 02/20/54	1,261,158	1,299,694
6.500%, 08/15/34	53,111	55,361
6.500%, 10/20/37	91,039	98,430
6.500%, 09/20/53	304,519	315,922
6.500%, 11/20/53	226,614	234,823
6.500%, 01/20/54	989,606	1,023,550
BHFTII-282

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
7.500%, 09/15/29	260	$261
8.500%, 06/15/25	2	2
Government National Mortgage Association REMICS
0.968%, 06/16/61 (a) (b)	3,178,101	233,825
1.666%, -1x 1M TSFR + 5.986%, 08/16/42 (a) (b)	292,942	29,662
2.000%, 01/20/52	148,653	123,268
2.500%, 06/20/51 (b)	1,005,410	99,454
3.000%, 07/20/49	471,624	417,675
3.000%, 09/20/50 (b)	1,405,780	206,489
3.000%, 07/20/51 (b)	822,024	119,884
4.000%, 08/20/47 (b)	1,694,644	296,039
4.000%, 08/20/48	36,854	34,989
4.500%, 10/20/47 (b)	1,232,298	233,292
4.803%, 1M TSFR + 0.494%, 12/20/60 (a)	2,603,532	2,595,348
4.823%, 1M TSFR + 0.514%, 12/20/60 (a)	651,726	650,350
4.823%, 1M TSFR + 0.514%, 08/20/70 (a)	23,907	23,822
4.853%, 1M TSFR + 0.544%, 10/20/64 (a)	1,502,076	1,503,021
4.873%, 1M TSFR + 0.564%, 07/20/70 (a)	4,898,236	4,841,382
4.903%, 1M TSFR + 0.594%, 03/20/61 (a)	524,800	524,296
4.923%, 1M TSFR + 0.614%, 12/20/60 (a)	4,891,216	4,885,029
4.923%, 1M TSFR + 0.614%, 07/20/70 (a)	336,601	332,828
5.183%, 12M TSFR + 0.965%, 10/20/68 (a)	1,193,025	1,194,169
5.573%, 1M TSFR + 1.264%, 05/20/70 (a)	998,910	1,026,648
5.673%, 1M TSFR + 1.364%, 04/20/70 (a)	72,136	73,000
Government National Mortgage Association, TBA
3.000%, TBA (d)	900,000	797,063
5.000%, TBA (d)	11,400,000	11,212,379
5.500%, TBA (d)	4,100,000	4,108,426
6.000%, TBA (d)	2,800,000	2,841,695
6.500%, TBA (d)	1,900,000	1,944,931
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (d)	3,100,000	2,577,451
3.000%, TBA (d)	8,900,000	7,712,412
5.000%, TBA (d)	4,700,000	4,606,237
5.500%, TBA (d)	17,500,000	17,476,737
6.000%, TBA (d)	9,500,000	9,648,599
6.500%, TBA (d)	2,500,000	2,577,799
		545,893,626
Federal Agencies — 33.5%
Federal Farm Credit Banks Funding Corp.
0.460%, 11/03/25	10,000,000	9,780,820
0.590%, 02/17/26	7,900,000	7,658,739
0.780%, 06/16/25	10,000,000	9,925,638
1.050%, 11/17/25	10,000,000	9,803,606
1.240%, 09/03/30	8,000,000	6,837,254
1.680%, 09/17/35	1,195,000	899,918
2.600%, 04/05/27	10,000,000	9,748,803
2.700%, 10/26/27	10,000,000	9,696,235
4.750%, 05/02/31	8,000,000	8,246,351
5.125%, 05/09/25	10,000,000	10,007,719
5.480%, 06/27/42	3,000,000	2,978,820
Federal Home Loan Banks
0.375%, 09/04/25	15,000,000	14,749,470
0.500%, 04/14/25	14,000,000	13,981,242
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Home Loan Banks
0.750%, 06/30/25	7,770,000	$7,701,436
1.000%, 03/23/26	9,979,125	9,672,801
1.020%, 02/24/27	9,990,000	9,464,768
1.250%, 10/26/26	15,000,000	14,354,961
1.750%, 09/12/25	10,000,000	9,886,698
2.250%, 03/04/36	15,000,000	11,866,554
4.000%, 08/28/25	10,000,000	9,985,399
4.000%, 03/10/27	2,500,000	2,503,791
4.125%, 01/15/27	4,000,000	4,018,050
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,146,289
Zero Coupon, 12/17/29	5,562,000	4,592,184
Zero Coupon, 09/15/36	10,000,000	5,804,636
Zero Coupon, 12/15/36	24,765,000	14,121,689
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,731,734
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,550,406
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	24,232,057
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 01/15/26	14,517,000	14,052,076
Zero Coupon, 07/15/26	4,230,000	4,009,798
Zero Coupon, 04/15/28	10,000,000	8,816,490
Zero Coupon, 07/15/29	14,000,000	11,704,135
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	41,743,969
Zero Coupon, 04/15/30	69,000,000	55,977,435
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	14,973,736
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	6,000,000	5,959,063
U.S. International Development Finance Corp.
1.110%, 05/15/29	8,500,000	7,930,766
3.540%, 06/15/30	6,176,777	6,036,060
		431,151,596
U.S. Treasury — 17.1%
U.S. Treasury Inflation-Indexed Notes
1.625%, 10/15/27 (e)	16,082,400	16,346,003
1.875%, 07/15/34 (e)	15,181,020	15,322,126
U.S. Treasury Notes
3.875%, 08/15/33	20,000,000	19,601,562
4.125%, 08/31/30	63,000,000	63,403,594
4.250%, 01/31/26	24,000,000	24,024,937
4.500%, 05/15/27	80,000,000	80,950,000
		219,648,222
Total U.S. Treasury & Government Agencies (Cost $1,251,869,665)		1,196,693,444

BHFTII-283

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—4.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 2.4%
Banc of America Mortgage Trust
6.362%, 07/25/35 (a)	8,022	$7,673
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (f)	561,525	571,575
CIM Trust
1.425%, 07/25/61 (144A) (a)	1,828,848	1,609,343
5.000%, 05/25/62 (144A) (a)	2,288,992	2,281,633
Countrywide Alternative Loan Trust
4.834%, 1M TSFR + 0.514%, 07/20/46 (a)	761,544	645,320
CSMC Trust
0.830%, 03/25/56 (144A) (a)	534,407	435,792
0.938%, 05/25/66 (144A) (a)	842,484	701,365
1.169%, 03/25/56 (144A) (a)	460,054	377,012
1.756%, 10/25/66 (144A) (a)	523,267	456,531
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (a)	950,000	705,364
GCAT Trust
6.500%, 09/25/54 (144A) (a)	444,676	454,004
GMACM Mortgage Loan Trust
3.670%, 11/19/35 (a)	67,272	58,525
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,194,503	1,166,447
4.000%, 05/25/62 (144A) (a)	631,425	578,552
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (a)	344,748	311,618
Legacy Mortgage Asset Trust
4.750%, 07/25/61 (144A) (f)	765,978	763,813
5.250%, 07/25/67 (144A) (f)	603,361	601,764
MASTR Adjustable Rate Mortgages Trust
3.982%, 02/25/34 (a)	91,672	81,874
MASTR Reperforming Loan Trust
3.863%, 05/25/35 (144A) (a)	1,696,345	784,400
Morgan Stanley Mortgage Loan Trust
3.647%, 07/25/35 (a)	44,280	39,320
4.575%, 1M TSFR + 0.254%, 06/25/36 (a)	406,518	77,846
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	2,091,157	2,127,077
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (a)	447,763	388,551
2.750%, 07/25/59 (144A) (a)	871,448	834,384
3.250%, 09/25/56 (144A) (a)	848,250	797,343
4.000%, 02/25/57 (144A) (a)	697,444	674,113
4.000%, 05/25/57 (144A) (a)	1,103,520	1,055,620
OBX Trust
1.054%, 07/25/61 (144A) (a)	563,251	456,030
5.755%, 02/25/55 (144A) (f)	2,814,476	2,807,867
5.949%, 02/25/63 (144A) (f)	509,695	510,611
PRKCM Trust
1.510%, 08/25/56 (144A) (a)	1,322,582	1,102,173
2.071%, 11/25/56 (144A) (a)	707,990	616,829
6.431%, 05/25/59 (144A) (f)	734,846	741,977
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	2,958,421	3,003,912
Reperforming Loan Trust REMICS
4.855%, 1M TSFR + 0.534%, 07/25/36 (144A) (a)	124,564	116,638
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
SACO I Trust
4.020%, 06/25/21 (144A) (a)	3,084	$2,352
Structured Asset Mortgage Investments II Trust
4.795%, 1M TSFR + 0.474%, 07/25/46 (a)	69,273	60,125
Structured Asset Securities Corp.
4.267%, 06/25/35 (144A) (a)	39,799	35,401
4.785%, 1M TSFR + 0.464%, 04/25/35 (144A) (a)	1,032,380	914,472
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (a)	636,182	573,917
3.000%, 04/25/60 (144A) (a)	940,000	738,919
Verus Securitization Trust
6.845%, 04/25/69 (144A) (f)	621,415	628,430
		30,896,512
Commercial Mortgage-Backed Securities — 2.3%
Bank
2.470%, 09/15/64	2,770,000	2,393,361
2.643%, 04/15/54 (a)	860,000	759,441
3.538%, 11/15/54	1,580,000	1,527,550
Bank5
5.779%, 04/15/56	770,000	786,796
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,779,512
BLP Commercial Mortgage Trust
6.011%, 1M TSFR + 1.692%, 03/15/40 (144A) (a)	4,300,000	4,274,513
BOCA Commercial Mortgage Trust
6.240%, 1M TSFR + 1.921%, 08/15/41 (144A) (a)	2,560,000	2,571,130
BX Trust
5.169%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	3,000,000	2,983,125
5.235%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	585,199	582,669
Citigroup Commercial Mortgage Trust
5.820%, 10/12/40 (144A) (a)	1,520,000	1,552,120
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,148,689
LAQ Mortgage Trust
6.411%, 1M TSFR + 2.091%, 03/15/36 (144A) (a)	77,595	77,498
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,075,228
MTN Commercial Mortgage Trust
5.717%, 1M TSFR + 1.397%, 03/15/39 (144A) (a)	2,980,000	2,968,825
		29,480,457
Total Mortgage-Backed Securities (Cost $62,482,449)		60,376,969

Foreign Government—4.3%
Sovereign — 4.3%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	3,605,558
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,273,913
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,757,845
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	6,937,000
BHFTII-284

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—0.3%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
4.500%, 04/22/29 (g)	12,280,000	$11,915,315
Peru Government International Bonds
3.300%, 03/11/41	3,420,000	2,500,875
3.550%, 03/10/51	1,090,000	747,762
3.600%, 01/15/72	1,580,000	974,860
6.550%, 03/14/37	320,000	340,832
Qatar Government International Bonds
5.103%, 04/23/48 (144A)	7,300,000	6,988,728
Republic of Poland Government International Bonds
3.250%, 04/06/26	5,010,000	4,952,943
Total Foreign Government (Cost $60,393,782)		55,995,631

Corporate Bonds & Notes—2.3%
Chemicals — 0.1%
EQUATE Petrochemical Co. KSC
4.250%, 11/03/26 (144A)	1,540,000	1,522,570
Diversified Financial Services — 1.6%
Private Export Funding Corp.
3.250%, 06/15/25	20,000,000	19,948,381
Electric — 0.6%
Enel Chile SA
4.875%, 06/12/28	4,000,000	3,984,198
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,039,736
		8,023,934
Total Corporate Bonds & Notes (Cost $29,607,729)		29,494,885

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
4.655%, 1M TSFR + 0.334%, 02/25/36 (144A) (a) (Cost $1,966,572)	4,530,537	83,704

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $3,413,540; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $3,481,498	3,413,232	$3,413,232
Total Short-Term Investments (Cost $3,413,232)		3,413,232
Total Investments—104.6% (Cost $1,409,733,429)		1,346,057,865
Other assets and liabilities (net)—(4.6)%		(59,316,100)
Net Assets—100.0%		$1,286,741,765

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)	Principal only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Principal amount of security is adjusted for inflation.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $4,935,929 and the collateral received consisted of non-cash collateral with a value of $5,166,099. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$69,015,268, which is 5.4% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/25	28	USD	3,028,375	$14,522
BHFTII-285

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,196,693,444	$—	$1,196,693,444
Total Mortgage-Backed Securities*	—	60,376,969	—	60,376,969
Total Foreign Government*	—	55,995,631	—	55,995,631
Total Corporate Bonds & Notes*	—	29,494,885	—	29,494,885
Total Asset-Backed Securities*	—	83,704	—	83,704
Total Short-Term Investments*	—	3,413,232	—	3,413,232
Total Investments	$—	$1,346,057,865	$—	$1,346,057,865
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,522	$—	$—	$14,522

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-286

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTII-287

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTII-288